File No. 333-142084
Filed on April 30, 2019	File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	18	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	33	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)
First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)
350 Park Avenue, 14th Floor, New York, New York 10022
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code:
1-800-355-4570
Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2019, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2019, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2019

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013	32-70131-00 2019/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7TwelveTM Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Mid Cap Value[2]
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I.
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800-888-2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2019

V7013	Protected by U.S. Patent No. 7,251,623 B1.	32-70131-00 2019/05/01

•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I.
•	Dimensional VA Equity Allocation
•	Dimensional VA Global Bond Portfolio
•	Dimensional VA Global Moderate Allocation
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short-Term Fixed Portfolio
•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP)
•	DWS Core Equity VIP (formerly Deutsche Core Equity VIP)
•	DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP)
•	DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)
•	DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP)
•	DWS High Income VIP (formerly Deutsche High Income VIP)
•	DWS International Growth VIP (formerly Deutsche International Growth VIP)
•	DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP)
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond
•	Ivy VIP Global Equity Income
•	Ivy VIP Global Growth
•	Ivy VIP Growth
•	Ivy VIP High Income
•	Ivy VIP International Core Equity
•	Ivy VIP Limited-Term Bond
•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
2

•	Ivy VIP Science and Technology
•	Ivy VIP Securian Real Estate Securities
•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth
•	Ivy VIP Value
•	Janus Henderson VIT Enterprise
•	Janus Henderson VIT Forty
•	Janus Henderson VIT Mid Cap Value
•	Janus Henderson VIT Overseas
•	Janus Henderson VIT Research
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Sustainable Equity
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged))
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged))
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return[3]
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Multi‑Asset Absolute Return
•	Putnam VT Multi-Cap Core (formerly Putnam VT Investors)
•	Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities)
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
3

•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Global Bond Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth [4]
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total International Stock Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff &Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small-Cap Growth Series
•	Virtus Newfleet Multi-Sector Intermediate Bond Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The American Century VP Mid Cap Value Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2015. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2015, you may not allocate Purchase Payments or transfer your Contract Value to the American Century VP Mid Cap Value Subaccount.

3
Effective April 4, 2011, the Subaccount investing in the Underlying Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

4
The Vanguard® VIF Small Company Growth Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2019. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2019, you may not allocate Purchase Payments or transfer your Contract Value to the Vanguard® VIF Small Company Growth Subaccount.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2019, which has been filed with the SEC contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page  55 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1‑800‑888‑2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Fist Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we”, “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
7

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge” or a “CDSC”) or a mortality and expense risk charge will depend on the schedule that you select.
•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule, although a mortality and expense risk charge may apply during the Annuity Period.

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.
8

If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under “Optional Riders.”
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
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Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge” or a “CDSC”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0‑year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
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The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%. The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes, which may be applicable to your Contract. During the Annuity
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Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Contingent Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Fee (per transfer)	None
1   You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.00%	0.20%
Annual Administration Charge[2]	0.25%	0.25%
Maximum Annual Charge for Optional Riders[3]	0.50%	0.50%
Total Separate Account Annual Expenses	0.75%	0.95%
1   Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge; if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”
2   This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3   You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 0.50% annually.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[1]	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
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	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.11%	48.64%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.11%	2.20%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2018, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2018. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2020.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the administration charge of 0.25% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$753	$6,516	$8,299	$9,087
If you do not surrender or you annuitize your Contract at the end of the applicable time period	$298	$6,400	$8,288	$9,087
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$318	$6,417	$8,290	$9,076

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$548	$ 574	$ 577	$1,061
If you do not surrender or you annuitize your Contract at the end of the applicable time period	$ 88	$ 274	$ 477	$1,061
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$108	$ 337	$ 585	$1,294

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect
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parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract.
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During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class (if applicable), a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at its Administrative Office.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently the Company and SDL receive 12b-1 fees ranging from 0.25% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-
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determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax‑exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond
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those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability. Our most recently available audited statutory financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497, or by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
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Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:
•	any uncollected premium tax; and
•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 2 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within six months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall calculate the death benefit as set forth under “How do you calculate the death benefit?” above.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:
•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.
•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”
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•
If you elect this rider, you must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.
•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.
What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:
1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.	Contract Value immediately prior to the withdrawal.
How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and
•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.
This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
What this all means is:
•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.
•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.
•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
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Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received at the Company’s Administrative Office. Changes in the
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allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations.  If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
PIMCO VIT Total Return Subaccount – Administrative Class	April 4, 2011
American Century VP Mid Cap Value	May 1, 2015
Vanguard® VIF Small Company Growth	May 1, 2019

In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount.
If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, those automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you allocate Purchase Payment to the PIMCO VIT Total Return Subaccount – Administrative Class, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Total Return. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

•
If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VIP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

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•
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select.
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Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one h our prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds,
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the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners or Participants, which may have a negative impact on such other Owners or Participants.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
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Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value[1], American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio,  Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT International Bond (Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Multi‑Asset Absolute Return, Putnam VT Multi-Cap Core, Putnam VT Small Cap Growth
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth[2], Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   You may transfer Contract Value to the American Century VP Mid Cap Value Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2015.
2   You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2019.

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In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block-restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among
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subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described here in). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer
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Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.”
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge of 0.25% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start
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Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally, 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in
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compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
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If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within six months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not restrict the calculation of the death benefit to the Contract Value as described above.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
 The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
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For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge” or “CDSC”) on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:
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0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company
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may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%.  The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.
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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in
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the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the
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death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan
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and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
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•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a
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Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts.
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Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General — Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification
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Standards,” And “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest
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in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
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Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
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A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($103,000 to $123,000 for a married couple filing a joint return and $64,000 to $74,000 for a single taxpayer in 2019). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $193,000 and $203,000 in 2019. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
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Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $122,000 to $137,000 in adjusted gross income for 2019 ($193,000 to $203,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 401, 403(b), governmental 457 plan or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
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A 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
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Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required
50

by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list
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of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2018, 2017, and 2016, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $9,472, $22,833, and $25,011, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for
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the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
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Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until July 26, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by calling 1‑800‑888‑2461.
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
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Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Share Classes, Objectives, and Advisers for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	Class 3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors LLC
AB VPS Dynamic Asset Allocation	Class B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Growth and Income	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Small/ Mid Cap Value	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
Alger Capital Appreciation	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Alger Large Cap Growth	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc
ALPS/Alerian Energy Infrastructure	Class III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc.
American Century VP Income & Growth	Class II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Inflation Protection	Class II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt. Inc.
American Century VP International	Class II	Seeks capital growth.	American Century Investment Mgmt. Inc.
American Century VP Mid Cap Value[1]	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Value	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Funds IS® Asset Allocation	Class 4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	Class 4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth	Class 4	Provide capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	Class 4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	Class 4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	Class 4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	Class 4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Advantage Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	Class 3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
Dimensional VA Equity Allocation	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional
Seeks total return consisting of capital appreciation and current income. This is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds managed by Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
DWS Capital Growth VIP	Class B	Provide long-term capital growth.	DWS Investment Mgmt. Americas Inc.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
DWS Core Equity VIP	Class B	Seeks long-term capital growth, current income and income growth.	DWS Investment Mgmt. Americas Inc.
DWS CROCI® U.S. VIP	Class B	Achieve a high rate of total return.	DWS Investment Mgmt. Americas Inc.
DWS Global Small Cap VIP	Class B	Seeks above-average capital appreciation over the long term.	DWS Investment Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	Class B	Seeks high current income consistent with preservation of capital.	DWS Investment Mgmt. Americas Inc.
DWS High Income VIP	Class B	Provide a high level of current income.	DWS Investment Mgmt. Americas Inc.
DWS International Growth VIP	Class B	Seeks long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	Class B	Seeks long-term capital appreciation.	DWS Investment Mgmt. Americas Inc.
Eaton Vance VT Floating Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	Class II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

58

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo LLC	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; Fidelity Investment Money Mgmt. Inc.; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

FormulaFolios US Equity Portfolio	Class 1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers Inc.
Franklin Growth and Income VIP Fund	Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
Franklin Advisers Inc.
Franklin Income VIP Fund	Class 2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers Inc.
Franklin Large Cap Growth VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers Inc.

59

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Mutual Global Discovery VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers LLC
Franklin Mutual Shares VIP Fund	Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers LLC
Franklin Rising Dividends VIP Fund	Class 2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services LLC
Franklin Small Cap Value VIP Fund	Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services LLC
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers Inc.
Franklin Strategic Income VIP Fund	Class 2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers Inc.
Franklin U.S. Government Securities VIP Fund	Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC

60

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors LLC
Guggenheim VIF High Yield		Seeks high current income, capital appreciation is secondary objective.	Security Investors LLC
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Managed Asset Allocation		Provide capital growth and, secondarily, capital preservation.	Security Investors LLC
Guggenheim VIF Mid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors LLC
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers Inc.

61

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. Growth and Income	Series II	Seek long-term growth of capital and income.	Invesco Advisers Inc.
Invesco V.I. Health Care	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.

62

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy VIP Mid Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt. Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term capital growth.	Lord Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord Abbett & Co. LLC

63

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	Class II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
64

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation and some current income.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	Class I	Seeks long-term capital growth by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi‑Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC

65

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short‑Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
Pioneer Bond VCT	Class II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Equity Income VCT	Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer High Yield VCT	Class II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Real Estate Shares VCT	Class II	Seeks long-term capital growth.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Strategic Income VCT	Class II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt. Inc.
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Mgmt. LLC
Putnam VT Diversified Income	Class IB	Seeks as high a level of current income as Putnam Investment Management LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Equity Income	Class IB	Seeks capital growth and current income	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Global Asset Allocation	Class IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained the services of both but they do not currently manage any assets of the fund.)
Putnam VT Growth Opportunities	Class IB	Seeks capital appreciation.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT High Yield	Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)

66

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Income	Class IB	Seeks high current income consistent with what Putnam Investment Management LLC believes to be prudent risk.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Multi-Asset Absolute Return	Class IB
Earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained the services of both but they do not currently manage any assets of the fund.)
Putnam VT Multi‑Cap Core	Class IB	Seeks long-term capital growth and any increased income that results from this growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Putnam VT Small Cap Growth	Class IB	Seeks long-term capital growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained services but does not currently manage any assets)
Redwood Managed Volatility	Class N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors LLC
Rydex VIF Commodities Strategy		Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors LLC
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors LLC
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Security Investors LLC

67

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Electronics
Seeks capital appreciation by investing in companies involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors LLC
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors LLC
Rydex VIF Europe 1.25x Strategy	Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Security Investors LLC
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies involved in the financial services sector.	Security Investors LLC
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Health Care	Seeks capital appreciation by investing in companies involved in the health care industry.	Security Investors LLC
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors LLC
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors LLC
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

68

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse NASDAQ‑100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Security Investors LLC
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Security Investors LLC

69

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Mid‑Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors LLC
Rydex VIF NASDAQ‑100® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors LLC
Rydex VIF Real Estate	Provide capital appreciation by investing in companies involved in the real estate industry, including real estate investment trusts.	Security Investors LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors LLC
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

70

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors LLC
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

71

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Technology
Seeks capital appreciation by investing in companies involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors LLC
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors LLC
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Security Investors LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors LLC
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors LLC
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
SEI VP Balanced Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	Class III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Defensive Strategy	Class III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	Class III	Seeks Long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	Class III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	Class II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates Inc.
T. Rowe Price Equity Income	Class II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates Inc.
T. Rowe Price Health Sciences	Class II	Seeks long-term capital appreciation.	T. Rowe Price Associates Inc.
T. Rowe Price Limited‑Term Bond	Class II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates Inc.

72

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Templeton Developing Markets VIP Fund	Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Templeton Global Bond VIP Fund	Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers Inc.
Templeton Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	Class S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc.

73

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc.; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Global Bond Index		Track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard Group Inc.
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners LLC; William Blair Investment Mgmt. LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc.
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc.
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc.
Vanguard® VIF Small Company Growth[1]		Provide long-term capital appreciation.	ArrowMark Colorado Holdings LLC (ArrowMark Partners); Vanguard Group Inc.
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc.
Vanguard® VIF Total International Stock Market Index		Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard Group Inc.
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc.
Virtus Duff & Phelps International Series	Class A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.

74

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Virtus Duff & Phelps Real Estate Securities Series	Class A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus KAR Small-Cap Growth Series	Class A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	Class A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.; Newfleet Asset Mgmt. LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	Class S2	Seeks long-term capital appreciation.	Voya Investments LLC	Voya Investment Mgmt. Co. LLC (US)
VY Clarion Global Real Estate Portfolio	Class S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	Class S2	Seeks total return including capital appreciation and curent income.	Voya Investments LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	Class II	Maximize total return.	Legg Mason Partners Fund Advisor LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd
1 Currently unavailable for new applications and existing Contracts not currently allocated to the Subaccount. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

75

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2018.
Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio[7]	2018	9.88	8.74	4,837	9.98	8.84	0
	2017	9.27	9.88	4,694	9.33	9.98	0
	2016	8.78	9.27	0	8.83	9.33	0
	2015	9.81	8.78	0	9.85	8.83	0
	2014	10.19	9.81	0	10.20	9.85	0
	2013[3]	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation	2018	10.55	9.44	0	10.62	9.53	0
	2017	9.55	10.55	0	9.60	10.62	0
	2016	9.56	9.55	0	9.59	9.60	0
	2015	10.03	9.56	0	10.04	9.59	0
	2014[4]	10.00	10.03	0	10.00	10.04	0
AB VPS Global Thematic Growth	2018	14.43	12.55	0	14.57	12.70	0
	2017	10.96	14.43	0	11.05	14.57	0
	2016	11.44	10.96	0	11.51	11.05	0
	2015	11.54	11.44	0	11.59	11.51	0
	2014	11.40	11.54	0	11.42	11.59	0
	2013[2]	10.00	11.40	0	10.00	11.42	0
AB VPS Growth and Income	2018	15.60	14.19	0	15.75	14.36	0
	2017	13.61	15.60	0	13.72	15.75	0
	2016	12.69	13.61	0	12.76	13.72	0
	2015	12.95	12.69	1,570	13.00	12.76	0
	2014	12.26	12.95	0	12.29	13.00	0
	2013[2]	10.00	12.26	0	10.00	12.29	0
AB VPS Small/Mid Cap Value	2018	15.48	12.67	6,636	15.63	12.82	0
	2017	14.20	15.48	6,705	14.31	15.63	0
	2016	11.78	14.20	0	11.85	14.31	0
	2015	12.93	11.78	0	12.98	11.85	0
	2014	12.28	12.93	0	12.30	12.98	0
	2013[2]	10.00	12.28	1,011	10.00	12.30	0
Alger Capital Appreciation	2018	18.33	17.64	17,258	18.58	17.92	0
	2017	14.51	18.33	17,943	14.68	18.58	0
	2016	14.99	14.51	17,519	15.13	14.68	0
	2015	14.65	14.99	19,471	14.76	15.13	0
	2014	13.36	14.65	19,046	13.44	14.76	0
	2013	10.26	13.36	10,284	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	2011[1]	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2018	15.52	15.25	0	15.73	15.49	0
	2017	12.55	15.52	0	12.70	15.73	0
	2016	13.15	12.55	0	13.28	12.70	0
	2015	13.43	13.15	0	13.53	13.28	0
	2014	12.57	13.43	0	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	2011[1]	10.00	9.15	0	10.00	9.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
ALPS/Alerian Energy Infrastructure	2018	8.98	7.03	12,571	9.07	7.11	0
	2017	9.38	8.98	18,702	9.45	9.07	0
	2016	6.89	9.38	14,891	6.93	9.45	0
	2015	11.50	6.89	8,862	11.54	6.93	0
	2014	10.64	11.50	8,216	10.65	11.54	0
	2013[3]	10.00	10.64	0	10.00	10.65	0
American Century VP Income & Growth	2018	17.08	15.31	9,910	17.31	15.55	0
	2017	14.70	17.08	9,140	14.87	17.31	0
	2016	13.44	14.70	9,331	13.57	14.87	0
	2015	14.79	13.44	9,538	14.90	13.57	0
	2014	13.63	14.79	8,821	13.71	14.90	0
	2013	10.41	13.63	7,772	10.45	13.71	0
	2012	9.42	10.41	6,586	9.43	10.45	0
	2011[1]	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2018	8.51	7.99	3,334	8.60	8.09	0
	2017	8.50	8.51	0	8.57	8.60	0
	2016	8.43	8.50	1,011	8.48	8.57	0
	2015	8.95	8.43	0	8.98	8.48	0
	2014	8.96	8.95	0	8.98	8.98	0
	2013[2]	10.00	8.96	0	10.00	8.98	0
American Century VP International	2018	11.52	9.43	0	11.68	9.58	0
	2017	9.11	11.52	0	9.22	11.68	0
	2016	9.98	9.11	0	10.08	9.22	0
	2015	10.28	9.98	0	10.36	10.08	0
	2014	11.28	10.28	0	11.34	10.36	0
	2013	9.55	11.28	0	9.59	11.34	0
	2012	8.17	9.55	0	8.18	9.59	0
	2011[1]	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2018	17.62	14.81	2,010	17.86	15.04	0
	2017	16.36	17.62	1,957	16.55	17.86	0
	2016	13.80	16.36	1,988	13.93	16.55	0
	2015	14.51	13.80	2,687	14.62	13.93	0
	2014	12.92	14.51	8,288	13.00	14.62	0
	2013	10.30	12.92	6,406	10.33	13.00	0
	2012	9.17	10.30	377	9.19	10.33	0
	2011[1]	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2018	16.15	14.15	1,341	16.37	14.37	0
	2017	15.39	16.15	1,301	15.57	16.37	0
	2016	13.25	15.39	936	13.37	15.57	0
	2015	14.29	13.25	908	14.40	13.37	0
	2014	13.10	14.29	0	13.17	14.40	0
	2013	10.31	13.10	0	10.35	13.17	0
	2012	9.32	10.31	0	9.33	10.35	0
	2011[1]	10.00	9.32	0	10.00	9.33	0
American Funds IS® Asset Allocation	2018	11.75	10.80	6,742	11.83	10.90	0
	2017	10.49	11.75	5,720	10.55	11.83	0
	2016	9.95	10.49	0	9.98	10.55	0
	2015	10.18	9.95	0	10.20	9.98	0
	2014[4]	10.00	10.18	0	10.00	10.20	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Funds IS® Blue Chip Income and Growth	2018	13.08	11.51	11,939	13.18	11.62	0
	2017	11.60	13.08	11,586	11.66	13.18	0
	2016	10.13	11.60	4,183	10.17	11.66	0
	2015	10.84	10.13	555	10.85	10.17	0
	2014[4]	10.00	10.84	543	10.00	10.85	0
American Funds IS® Global Bond	2018	8.95	8.50	10,627	9.01	8.59	0
	2017	8.69	8.95	10,313	8.73	9.01	0
	2016	8.78	8.69	10,008	8.81	8.73	0
	2015	9.49	8.78	9,712	9.51	8.81	0
	2014[4]	10.00	9.49	0	10.00	9.51	0
American Funds IS® Global Growth	2018	12.85	11.27	3,364	12.95	11.38	0
	2017	10.15	12.85	3,264	10.20	12.95	0
	2016	10.47	10.15	1,199	10.50	10.20	0
	2015	10.16	10.47	1,163	10.17	10.50	0
	2014[4]	10.00	10.16	0	10.00	10.17	0
American Funds IS® Global Growth and Income	2018	11.99	10.44	7,715	12.08	10.54	0
	2017	9.86	11.99	7,488	9.92	12.08	0
	2016	9.54	9.86	0	9.57	9.92	0
	2015	10.04	9.54	0	10.05	9.57	0
	2014[4]	10.00	10.04	0	10.00	10.05	0
American Funds IS® Global Small Capitalization	2018	11.43	9.85	0	11.52	9.94	0
	2017	9.42	11.43	0	9.47	11.52	0
	2016	9.58	9.42	0	9.61	9.47	0
	2015	9.91	9.58	0	9.93	9.61	0
	2014[4]	10.00	9.91	0	10.00	9.93	0
American Funds IS® Growth	2018	14.26	13.71	3,397	14.37	13.84	0
	2017	11.53	14.26	3,296	11.60	14.37	0
	2016	10.93	11.53	3,216	10.97	11.60	0
	2015	10.62	10.93	4,954	10.63	10.97	0
	2014[4]	10.00	10.62	3,063	10.00	10.63	0
American Funds IS® Growth‑Income	2018	13.15	12.44	1,714	13.25	12.56	0
	2017	11.15	13.15	1,663	11.21	13.25	0
	2016	10.38	11.15	0	10.41	11.21	0
	2015	10.61	10.38	0	10.63	10.41	0
	2014[4]	10.00	10.61	0	10.00	10.63	0
American Funds IS® International	2018	11.02	9.22	1,844	11.10	9.30	0
	2017	8.65	11.02	1,790	8.69	11.10	0
	2016	8.67	8.65	0	8.70	8.69	0
	2015	9.42	8.67	2,086	9.44	8.70	0
	2014[4]	10.00	9.42	0	10.00	9.44	0
American Funds IS® International Growth and Income	2018	9.80	8.38	10,446	9.87	8.46	0
	2017	8.14	9.80	8,031	8.18	9.87	0
	2016	8.32	8.14	7,793	8.35	8.18	0
	2015	9.15	8.32	7,563	9.16	8.35	0
	2014[4]	10.00	9.15	0	10.00	9.16	0
American Funds IS® Mortgage	2018	9.41	9.10	0	9.48	9.19	0
	2017	9.65	9.41	0	9.70	9.48	0
	2016	9.79	9.65	6,918	9.83	9.70	0
	2015	9.98	9.79	1,292	9.99	9.83	0
	2014[4]	10.00	9.98	0	10.00	9.99	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Funds IS® New World	2018	10.68	8.85	4,797	10.76	8.93	0
	2017	8.57	10.68	4,296	8.61	10.76	0
	2016	8.44	8.57	2,644	8.47	8.61	0
	2015	9.04	8.44	3,798	9.06	8.47	0
	2014[4]	10.00	9.04	0	10.00	9.06	0
American Funds IS® U.S. Government/AAA-Rated Securities	2018	9.30	9.03	1,537	9.37	9.12	0
	2017	9.51	9.30	1,491	9.56	9.37	0
	2016	9.75	9.51	8,460	9.78	9.56	0
	2015	9.96	9.75	1,405	9.97	9.78	0
	2014[4]	10.00	9.96	0	10.00	9.97	0
BlackRock Advantage Large Cap Core V.I.	2018	16.68	15.22	8,037	16.91	15.46	0
	2017	14.15	16.68	0	14.32	16.91	0
	2016	13.29	14.15	0	13.42	14.32	0
	2015	13.72	13.29	0	13.83	13.42	0
	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	2011[1]	10.00	9.07	0	10.00	9.08	0
BlackRock Basic Value V.I.	2018	14.72	13.07	0	14.92	13.27	0
	2017	14.11	14.72	0	14.27	14.92	0
	2016	12.40	14.11	0	12.52	14.27	0
	2015	13.68	12.40	0	13.78	12.52	0
	2014	12.92	13.68	0	12.99	13.78	0
	2013	9.71	12.92	0	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	2011[1]	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2018	16.02	15.81	0	16.24	16.06	0
	2017	12.48	16.02	0	12.62	16.24	0
	2016	12.93	12.48	0	13.05	12.62	0
	2015	12.56	12.93	0	12.65	13.05	0
	2014	11.97	12.56	0	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	2011[1]	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2018	15.77	14.10	0	15.98	14.32	0
	2017	14.01	15.77	0	14.17	15.98	0
	2016	12.49	14.01	0	12.61	14.17	0
	2015	13.04	12.49	0	13.14	12.61	0
	2014	12.38	13.04	0	12.44	13.14	0
	2013	10.32	12.38	0	10.36	12.44	0
	2012	9.55	10.32	0	9.56	10.36	0
	2011[1]	10.00	9.55	0	10.00	9.56	0
BlackRock Global Allocation V.I.	2018	11.01	9.83	0	11.16	9.98	0
	2017	10.02	11.01	3,256	10.14	11.16	0
	2016	9.99	10.02	8,318	10.09	10.14	0
	2015	10.45	9.99	11,401	10.53	10.09	0
	2014	10.61	10.45	8,086	10.67	10.53	0
	2013	9.60	10.61	7,762	9.63	10.67	0
	2012	9.04	9.60	6,842	9.05	9.63	0
	2011[1]	10.00	9.04	0	10.00	9.05	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock High Yield V.I.	2018	10.80	10.13	34,425	10.91	10.25	0
	2017	10.44	10.80	32,957	10.52	10.91	0
	2016	9.58	10.44	35,969	9.64	10.52	0
	2015	10.31	9.58	32,975	10.35	9.64	0
	2014	10.41	10.31	29,878	10.43	10.35	0
	2013[2]	10.00	10.41	10,460	10.00	10.43	0
BlackRock Large Cap Focus Growth V.I.	2018	18.29	18.16	0	18.54	18.44	0
	2017	14.65	18.29	0	14.82	18.54	0
	2016	14.10	14.65	0	14.24	14.82	0
	2015	14.24	14.10	0	14.35	14.24	0
	2014	12.93	14.24	0	13.00	14.35	0
	2013	10.02	12.93	0	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	2011[1]	10.00	9.04	0	10.00	9.05	0
Dimensional VA Global Bond Portfolio	2018	8.99	8.80	8,088	9.08	8.90	0
	2017	9.15	8.99	259	9.22	9.08	0
	2016	9.35	9.15	255	9.40	9.22	0
	2015	9.57	9.35	6,337	9.60	9.40	0
	2014	9.66	9.57	18,516	9.68	9.60	0
	2013[2]	10.00	9.66	17,532	10.00	9.68	0
Dimensional VA International Small Portfolio	2018	13.77	10.63	4,678	13.91	10.75	0
	2017	11.01	13.77	7,512	11.10	13.91	0
	2016	10.77	11.01	6,150	10.84	11.10	0
	2015	10.58	10.77	3,188	10.62	10.84	0
	2014	11.67	10.58	13,017	11.69	10.62	0
	2013[2]	10.00	11.67	11,253	10.00	11.69	0
Dimensional VA International Value Portfolio	2018	11.32	9.03	15,998	11.44	9.14	0
	2017	9.35	11.32	15,888	9.43	11.44	0
	2016	8.91	9.35	12,998	8.96	9.43	0
	2015	9.95	8.91	19,873	9.99	8.96	0
	2014	11.14	9.95	8,107	11.16	9.99	0
	2013[2]	10.00	11.14	3,814	10.00	11.16	0
Dimensional VA Short‑Term Fixed Portfolio	2018	8.46	8.28	8,904	8.54	8.38	0
	2017	8.72	8.46	4,010	8.79	8.54	0
	2016	8.99	8.72	3,907	9.04	8.79	0
	2015	9.32	8.99	3,803	9.35	9.04	0
	2014	9.67	9.32	4,771	9.69	9.35	0
	2013[2]	10.00	9.67	2,612	10.00	9.69	0
Dimensional VA U.S. Large Value Portfolio	2018	16.01	13.54	70,299	16.17	13.70	0
	2017	13.97	16.01	66,375	14.08	16.17	0
	2016	12.21	13.97	58,891	12.29	14.08	0
	2015	13.14	12.21	55,143	13.19	12.29	0
	2014	12.52	13.14	33,188	12.54	13.19	0
	2013[2]	10.00	12.52	9,246	10.00	12.54	0
Dimensional VA U.S. Targeted Value Portfolio	2018	15.26	12.35	401	15.41	12.50	0
	2017	14.45	15.26	395	14.56	15.41	0
	2016	11.78	14.45	1,005	11.85	14.56	0
	2015	12.91	11.78	1,926	12.96	11.85	0
	2014	12.94	12.91	2,250	12.97	12.96	0
	2013[2]	10.00	12.94	704	10.00	12.97	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dreyfus IP Small Cap Stock Index	2018	16.12	14.17	2,360	16.27	14.34	0
	2017	14.84	16.12	5,075	14.96	16.27	0
	2016	12.22	14.84	5,104	12.29	14.96	0
	2015	12.95	12.22	2,380	13.00	12.29	0
	2014	12.75	12.95	4,904	12.77	13.00	0
	2013[2]	10.00	12.75	5,650	10.00	12.77	0
Dreyfus IP Technology Growth	2018	17.73	16.91	0	17.91	17.11	0
	2017	12.89	17.73	0	12.99	17.91	0
	2016	12.78	12.89	0	12.86	12.99	0
	2015	12.50	12.78	0	12.54	12.86	0
	2014	12.13	12.50	0	12.16	12.54	0
	2013[2]	10.00	12.13	0	10.00	12.16	0
Dreyfus Stock Index	2018	16.13	14.83	0	16.29	15.01	0
	2017	13.78	16.13	0	13.89	16.29	0
	2016	12.80	13.78	0	12.87	13.89	0
	2015	13.13	12.80	0	13.18	12.87	0
	2014	12.02	13.13	0	12.04	13.18	0
	2013[2]	10.00	12.02	0	10.00	12.04	0
Dreyfus VIF Appreciation	2018	13.87	12.45	0	14.01	12.60	0
	2017	11.31	13.87	0	11.40	14.01	0
	2016	10.87	11.31	0	10.94	11.40	0
	2015	11.57	10.87	0	11.62	10.94	0
	2014	11.11	11.57	0	11.13	11.62	0
	2013[2]	10.00	11.11	0	10.00	11.13	0
Dreyfus VIF International Value	2018	7.51	6.03	0	7.68	6.17	0
	2017	6.07	7.51	0	6.19	7.68	0
	2016	6.38	6.07	0	6.50	6.19	0
	2015	6.81	6.38	0	6.92	6.50	0
	2014	7.80	6.81	0	7.91	6.92	0
	2013[2]	10.00	7.80	0	10.00	7.91	0
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP )	2018	17.85	16.92	0	18.09	17.19	0
	2017	14.67	17.85	0	14.84	18.09	0
	2016	14.60	14.67	0	14.74	14.84	0
	2015	13.95	14.60	0	14.06	14.74	0
	2014	12.81	13.95	0	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	2011[1]	10.00	8.85	0	10.00	8.86	0
DWS Core Equity VIP (formerly Deutsche Core Equity VIP )	2018	17.88	16.23	1,027	18.12	16.48	0
	2017	15.33	17.88	996	15.51	18.12	0
	2016	14.40	15.33	967	14.53	15.51	0
	2015	14.20	14.40	1,276	14.31	14.53	0
	2014	13.18	14.20	0	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	2011[1]	10.00	8.93	0	10.00	8.94	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP )	2018	12.76	11.01	0	12.93	11.18	0
	2017	10.79	12.76	0	10.91	12.93	0
	2016	11.70	10.79	0	11.82	10.91	0
	2015	13.05	11.70	0	13.15	11.82	0
	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	0	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	2011[1]	10.00	9.18	0	10.00	9.20	0
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP )	2018	12.54	9.60	0	12.71	9.75	0
	2017	10.86	12.54	0	10.98	12.71	0
	2016	11.09	10.86	0	11.20	10.98	0
	2015	11.38	11.09	751	11.47	11.20	0
	2014	12.31	11.38	729	12.38	11.47	0
	2013	9.39	12.31	708	9.43	12.38	0
	2012	8.46	9.39	0	8.47	9.43	0
	2011[1]	10.00	8.46	0	10.00	8.47	0
DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP )	2018	8.89	8.60	0	9.01	8.74	0
	2017	9.08	8.89	0	9.19	9.01	0
	2016	9.33	9.08	0	9.42	9.19	0
	2015	9.69	9.33	0	9.76	9.42	0
	2014	9.56	9.69	1,251	9.61	9.76	0
	2013	10.23	9.56	5,490	10.26	9.61	0
	2012	10.33	10.23	5,423	10.35	10.26	0
	2011[1]	10.00	10.33	0	10.00	10.35	0
DWS High Income VIP (formerly Deutsche High Income VIP )	2018	10.39	9.76	0	10.49	9.88	0
	2017	10.03	10.39	0	10.11	10.49	0
	2016	9.21	10.03	0	9.27	10.11	0
	2015	10.03	9.21	0	10.07	9.27	0
	2014	10.26	10.03	0	10.28	10.07	0
	2013[2]	10.00	10.26	0	10.00	10.28	0
DWS International Growth VIP (formerly Deutsche International Growth VIP )	2018	11.69	9.38	0	11.85	9.53	0
	2017	9.66	11.69	0	9.77	11.85	0
	2016	9.67	9.66	0	9.76	9.77	0
	2015	10.17	9.67	0	10.25	9.76	0
	2014	10.55	10.17	0	10.61	10.25	790
	2013	8.98	10.55	0	9.01	10.61	767
	2012	7.87	8.98	0	7.88	9.01	0
	2011[1]	10.00	7.87	0	10.00	7.88	0
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP )	2018	13.73	11.09	0	13.91	11.27	0
	2017	12.90	13.73	0	13.05	13.91	0
	2016	11.46	12.90	0	11.57	13.05	0
	2015	12.14	11.46	0	12.23	11.57	0
	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	0	9.22	12.02	0
	2012	8.39	9.19	0	8.40	9.22	0
	2011[1]	10.00	8.39	0	10.00	8.40	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Eaton Vance VT Floating‑Rate Income	2018	9.83	9.49	4,316	9.90	9.58	0
	2017	9.84	9.83	5,731	9.89	9.90	0
	2016	9.35	9.84	4,332	9.38	9.89	0
	2015	9.77	9.35	4,347	9.78	9.38	0
	2014[4]	10.00	9.77	2,117	10.00	9.78	0
Federated Fund for U.S. Government Securities II	2018	9.74	9.45	6,203	9.96	9.68	0
	2017	9.89	9.74	1,146	10.09	9.96	0
	2016	10.08	9.89	2,856	10.26	10.09	0
	2015	10.38	10.08	4,005	10.54	10.26	0
	2014	10.27	10.38	10,108	10.41	10.54	0
	2013[2]	10.00	10.27	0	10.00	10.41	0
Federated High Income Bond II	2018	14.09	13.14	4,508	14.40	13.46	0
	2017	13.69	14.09	0	13.96	14.40	0
	2016	12.37	13.69	0	12.59	13.96	0
	2015	13.16	12.37	815	13.38	12.59	0
	2014	13.30	13.16	7,072	13.49	13.38	0
	2013	12.90	13.30	12,276	13.06	13.49	0
	2012	11.68	12.90	0	11.80	13.06	0
	2011	11.53	11.68	296	11.62	11.80	0
	2010	10.43	11.53	292	10.49	11.62	0
	2009	7.08	10.43	701	7.11	10.49	0
Fidelity® VIP Balanced	2018	13.60	12.55	0	13.78	12.75	0
	2017	12.12	13.60	0	12.26	13.78	0
	2016	11.73	12.12	372	11.84	12.26	0
	2015	12.10	11.73	787	12.19	11.84	0
	2014	11.38	12.10	1,101	11.44	12.19	0
	2013	9.88	11.38	0	9.91	11.44	0
	2012	8.90	9.88	0	8.92	9.91	0
	2011[1]	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2018	15.57	14.05	13,381	15.92	14.39	0
	2017	13.26	15.57	16,011	13.53	15.92	0
	2016	12.74	13.26	14,792	12.97	13.53	0
	2015	13.13	12.74	24,053	13.34	12.97	0
	2014	12.17	13.13	36,817	12.34	13.34	0
	2013	9.62	12.17	7,074	9.74	12.34	0
	2012	8.58	9.62	3,684	8.66	9.74	0
	2011	9.13	8.58	0	9.20	8.66	0
	2010	8.08	9.13	0	8.13	9.20	0
	2009	6.18	8.08	0	6.20	8.13	0
Fidelity® VIP Disciplined Small Cap	2018	15.76	13.20	1,329	15.97	13.41	0
	2017	15.27	15.76	1,290	15.45	15.97	0
	2016	12.93	15.27	1,252	13.05	15.45	0
	2015	13.68	12.93	1,215	13.78	13.05	0
	2014	13.49	13.68	838	13.57	13.78	0
	2013	10.12	13.49	813	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	2011[1]	10.00	8.84	0	10.00	8.85	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Emerging Markets	2018	11.83	9.35	9,028	11.95	9.46	0
	2017	8.33	11.83	4,662	8.39	11.95	0
	2016	8.37	8.33	1,529	8.42	8.39	0
	2015	9.66	8.37	3,117	9.70	8.42	0
	2014	9.89	9.66	3,312	9.91	9.70	0
	2013[2]	10.00	9.89	1,847	10.00	9.91	0
Fidelity® VIP Growth & Income	2018	17.43	15.29	9,610	17.67	15.53	1,592
	2017	15.47	17.43	10,802	15.65	17.67	1,682
	2016	13.83	15.47	4,103	13.96	15.65	1,778
	2015	14.69	13.83	1,282	14.80	13.96	1,894
	2014	13.79	14.69	3,350	13.87	14.80	1,839
	2013	10.71	13.79	0	10.75	13.87	1,784
	2012	9.38	10.71	0	9.39	10.75	0
	2011[1]	10.00	9.38	0	10.00	9.39	0
Fidelity® VIP Growth Opportunities	2018	17.40	18.86	30,907	17.79	19.32	0
	2017	13.42	17.40	25,347	13.69	17.79	0
	2016	13.89	13.42	24,765	14.14	13.69	0
	2015	13.46	13.89	24,294	13.86	14.14	0
	2014	12.61	13.46	21,151	12.79	13.86	0
	2013[2]	10.00	12.61	0	10.00	12.79	0
Fidelity® VIP High Income	2018	10.47	9.75	589	10.57	9.86	0
	2017	10.14	10.47	571	10.22	10.57	0
	2016	9.19	10.14	555	9.24	10.22	0
	2015	9.90	9.19	538	9.93	9.24	0
	2014	10.15	9.90	522	10.17	9.93	0
	2013[2]	10.00	10.15	0	10.00	10.17	0
Fidelity® VIP Index 500	2018	15.64	14.39	30,195	15.99	14.74	0
	2017	13.33	15.64	31,818	13.60	15.99	0
	2016	12.37	13.33	35,466	12.59	13.60	0
	2015	12.67	12.37	69,827	12.87	12.59	0
	2014	11.57	12.67	43,632	11.74	12.87	0
	2013	9.08	11.57	39,920	9.19	11.74	0
	2012	8.13	9.08	14,778	8.21	9.19	0
	2011	8.27	8.13	0	8.33	8.21	0
	2010	7.46	8.27	0	7.50	8.33	0
	2009	6.11	7.46	0	6.14	7.50	0
Fidelity® VIP Investment Grade Bond	2018	10.75	10.30	10,455	10.99	10.55	0
	2017	10.70	10.75	12,589	10.92	10.99	0
	2016	10.60	10.70	15,333	10.79	10.92	0
	2015	11.07	10.60	13,793	11.25	10.79	0
	2014	10.85	11.07	32,872	11.00	11.25	0
	2013	11.47	10.85	18,426	11.60	11.00	0
	2012	11.24	11.47	11,124	11.35	11.60	0
	2011	10.87	11.24	227	10.96	11.35	0
	2010	10.46	10.87	150	10.52	10.96	0
	2009	9.38	10.46	500	9.42	10.52	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Mid Cap	2018	14.73	12.13	15,137	14.93	12.32	0
	2017	12.65	14.73	12,156	12.80	14.93	0
	2016	11.70	12.65	11,139	11.81	12.80	0
	2015	12.31	11.70	15,526	12.41	11.81	0
	2014	12.02	12.31	14,784	12.09	12.41	0
	2013	9.16	12.02	22,941	9.19	12.09	0
	2012	8.27	9.16	7,980	8.29	9.19	0
	2011[1]	10.00	8.27	0	10.00	8.29	0
Fidelity® VIP Overseas	2018	11.52	9.45	0	11.68	9.60	0
	2017	9.17	11.52	0	9.28	11.68	0
	2016	10.02	9.17	87	10.12	9.28	0
	2015	10.04	10.02	124	10.12	10.12	0
	2014	11.34	10.04	0	11.40	10.12	0
	2013	9.02	11.34	0	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	2011[1]	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2018	13.97	12.62	15,850	14.16	12.82	16
	2017	13.93	13.97	10,098	14.09	14.16	16
	2016	13.67	13.93	7,611	13.80	14.09	15
	2015	13.68	13.67	8,775	13.78	13.80	117
	2014	10.91	13.68	8,593	10.97	13.78	1,616
	2013	11.11	10.91	7,696	11.15	10.97	1,593
	2012	9.72	11.11	3,300	9.74	11.15	1,569
	2011[1]	10.00	9.72	0	10.00	9.74	0
Fidelity® VIP Strategic Income	2018	10.47	9.83	761	10.62	9.99	0
	2017	10.08	10.47	2,226	10.20	10.62	0
	2016	9.66	10.08	2,773	9.75	10.20	0
	2015	10.20	9.66	3,607	10.28	9.75	0
	2014	10.21	10.20	44,877	10.27	10.28	0
	2013	10.57	10.21	3,345	10.61	10.27	0
	2012	9.92	10.57	3,966	9.94	10.61	0
	2011[1]	10.00	9.92	0	10.00	9.94	0
FormulaFolios US Equity Portfolio	2018	10.66	9.13	0	10.70	9.18	0
	2017	9.91	10.66	0	9.93	10.70	0
	2016	9.95	9.91	0	9.95	9.93	0
	2015[6]	10.00	9.95	0	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2018	14.57	14.52	0	14.77	14.75	0
	2017	11.88	14.57	0	12.02	14.77	0
	2016	12.67	11.88	0	12.79	12.02	0
	2015	12.56	12.67	0	12.66	12.79	0
	2014	12.25	12.56	0	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	2011[1]	10.00	8.74	0	10.00	8.75	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Growth and Income VIP Fund	2018	15.76	14.52	6,011	15.97	14.75	0
	2017	14.08	15.76	5,833	14.24	15.97	0
	2016	13.06	14.08	5,661	13.18	14.24	0
	2015	13.64	13.06	5,494	13.74	13.18	0
	2014	12.93	13.64	0	13.01	13.74	0
	2013	10.33	12.93	0	10.37	13.01	0
	2012	9.53	10.33	0	9.54	10.37	0
	2011[1]	10.00	9.53	0	10.00	9.54	0
Franklin Income VIP Fund	2018	11.99	11.08	892	12.15	11.25	0
	2017	11.31	11.99	876	11.45	12.15	0
	2016	10.27	11.31	850	10.37	11.45	0
	2015	11.44	10.27	849	11.52	10.37	0
	2014	11.32	11.44	824	11.38	11.52	0
	2013	10.28	11.32	800	10.32	11.38	0
	2012	9.45	10.28	0	9.46	10.32	0
	2011[1]	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund	2018	16.15	15.37	0	16.37	15.61	0
	2017	13.05	16.15	0	13.20	16.37	0
	2016	13.75	13.05	0	13.89	13.20	0
	2015	13.48	13.75	0	13.58	13.89	0
	2014	12.41	13.48	0	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	2011[1]	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2018	13.23	11.34	12,927	13.41	11.52	0
	2017	12.61	13.23	17,063	12.75	13.41	0
	2016	11.63	12.61	20,814	11.74	12.75	0
	2015	12.50	11.63	61,997	12.59	11.74	0
	2014	12.24	12.50	47,526	12.31	12.59	0
	2013	9.93	12.24	37,671	9.96	12.31	0
	2012	9.06	9.93	15,551	9.08	9.96	0
	2011[1]	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund	2018	13.91	12.22	3,559	14.10	12.41	0
	2017	13.29	13.91	1,795	13.44	14.10	0
	2016	11.85	13.29	1,742	11.96	13.44	0
	2015	12.90	11.85	1,690	13.00	11.96	0
	2014	12.47	12.90	1,640	12.54	13.00	0
	2013	10.06	12.47	0	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	2011[1]	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2018	17.07	15.65	8,564	17.30	15.90	0
	2017	14.66	17.07	8,311	14.83	17.30	0
	2016	13.07	14.66	7,065	13.20	14.83	0
	2015	14.05	13.07	7,471	14.15	13.20	0
	2014	13.37	14.05	7,043	13.45	14.15	0
	2013	10.67	13.37	6,435	10.71	13.45	0
	2012	9.87	10.67	1,091	9.88	10.71	0
	2011[1]	10.00	9.87	0	10.00	9.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Small Cap Value VIP Fund	2018	15.38	12.94	17,127	15.59	13.14	0
	2017	14.38	15.38	16,561	14.55	15.59	0
	2016	11.44	14.38	14,252	11.55	14.55	0
	2015	12.78	11.44	13,437	12.88	11.55	0
	2014	13.16	12.78	9,883	13.23	12.88	0
	2013	10.00	13.16	5,027	10.03	13.23	0
	2012	8.74	10.00	0	8.75	10.03	0
	2011[1]	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2018	26.89	24.58	0	27.38	25.08	0
	2017	22.93	26.89	0	23.30	27.38	0
	2016	22.78	22.93	0	23.11	23.30	0
	2015	24.23	22.78	0	24.53	23.11	0
	2014	23.33	24.23	0	23.57	24.53	0
	2013	17.48	23.33	0	17.62	23.57	0
	2012	16.32	17.48	0	16.42	17.62	0
	2011	17.75	16.32	0	17.83	16.42	0
	2010	14.40	17.75	0	14.43	17.83	0
	2009	10.38	14.40	0	10.38	14.43	0
Franklin Strategic Income VIP Fund	2018	10.18	9.62	0	10.32	9.77	0
	2017	10.08	10.18	0	10.19	10.32	0
	2016	9.66	10.08	413	9.76	10.19	0
	2015	10.41	9.66	2,036	10.49	9.76	0
	2014	10.58	10.41	4,072	10.63	10.49	0
	2013	10.60	10.58	3,411	10.63	10.63	0
	2012	9.73	10.60	0	9.74	10.63	0
	2011[1]	10.00	9.73	0	10.00	9.74	0
Franklin U.S. Government Securities VIP Fund	2018	8.81	8.54	8,858	8.93	8.67	0
	2017	9.00	8.81	6,870	9.10	8.93	0
	2016	9.25	9.00	5,891	9.34	9.10	0
	2015	9.53	9.25	5,153	9.60	9.34	0
	2014	9.54	9.53	0	9.60	9.60	0
	2013	10.11	9.54	0	10.14	9.60	0
	2012	10.27	10.11	0	10.28	10.14	0
	2011[1]	10.00	10.27	0	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2018	15.26	14.10	8,997	15.47	14.32	0
	2017	12.45	15.26	5,327	12.59	15.47	0
	2016	12.70	12.45	3,339	12.83	12.59	0
	2015	13.87	12.70	0	13.98	12.83	0
	2014	12.92	13.87	1,319	13.00	13.98	0
	2013	10.12	12.92	0	10.16	13.00	0
	2012	8.77	10.12	0	8.78	10.16	0
	2011[1]	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2018	8.87	8.70	22,443	8.99	8.83	0
	2017	9.05	8.87	22,222	9.15	8.99	0
	2016	9.27	9.05	29,009	9.36	9.15	0
	2015	9.64	9.27	33,517	9.71	9.36	0
	2014	9.99	9.64	56,874	10.04	9.71	0
	2013	10.30	9.99	35,103	10.33	10.04	0
	2012	10.37	10.30	0	10.39	10.33	0
	2011[1]	10.00	10.37	0	10.00	10.39	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Goldman Sachs VIT International Equity Insights	2018	11.06	8.92	0	11.21	9.06	0
	2017	9.07	11.06	0	9.18	11.21	0
	2016	9.67	9.07	0	9.76	9.18	0
	2015	9.93	9.67	0	10.01	9.76	0
	2014	11.14	9.93	0	11.20	10.01	0
	2013	9.32	11.14	0	9.35	11.20	0
	2012	7.98	9.32	0	7.99	9.35	0
	2011[1]	10.00	7.98	0	10.00	7.99	0
Goldman Sachs VIT Large Cap Value	2018	14.43	12.72	0	14.62	12.92	0
	2017	13.63	14.43	0	13.79	14.62	0
	2016	12.68	13.63	0	12.80	13.79	0
	2015	13.75	12.68	0	13.86	12.80	0
	2014	12.64	13.75	0	12.71	13.86	0
	2013	9.84	12.64	0	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	0
	2011[1]	10.00	8.58	0	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2018	14.03	12.10	0	14.22	12.29	0
	2017	13.10	14.03	0	13.25	14.22	0
	2016	11.97	13.10	0	12.08	13.25	0
	2015	13.69	11.97	0	13.80	12.08	0
	2014	12.51	13.69	771	12.58	13.80	0
	2013	9.77	12.51	0	9.80	12.58	0
	2012	8.56	9.77	0	8.57	9.80	0
	2011[1]	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights	2018	15.84	13.95	0	16.05	14.17	0
	2017	14.74	15.84	0	14.91	16.05	0
	2016	12.40	14.74	0	12.52	14.91	0
	2015	13.17	12.40	0	13.27	12.52	0
	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	2011[1]	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2018	18.41	17.55	0	18.66	17.82	0
	2017	14.62	18.41	0	14.79	18.66	0
	2016	14.88	14.62	0	15.02	14.79	0
	2015	14.93	14.88	0	15.05	15.02	0
	2014	13.63	14.93	0	13.71	15.05	0
	2013	10.69	13.63	0	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	2011[1]	10.00	9.25	0	10.00	9.26	0
Guggenheim VIF All Cap Value	2018	25.42	21.95	0	25.89	22.40	0
	2017	22.92	25.42	0	23.30	25.89	0
	2016	19.34	22.92	0	19.62	23.30	0
	2015	21.00	19.34	0	21.26	19.62	0
	2014	20.20	21.00	0	20.14	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Floating Rate Strategies	2018	10.11	9.69	5,007	10.20	9.80	0
	2017	10.11	10.11	1,325	10.19	10.20	0
	2016	9.64	10.11	9,425	9.69	10.19	0
	2015	9.91	9.64	17,025	9.94	9.69	0
	2014	10.02	9.91	12,590	10.03	9.94	0
	2013[3]	10.00	10.02	8,501	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2018	5.53	4.86	9,897	5.63	4.96	0
	2017	5.26	5.53	9,064	5.35	5.63	0
	2016	6.39	5.26	0	6.49	5.35	0
	2015	6.72	6.39	9,936	6.81	6.49	0
	2014	6.21	6.72	4,125	6.27	6.81	0
	2013	6.26	6.21	2,022	6.32	6.27	0
	2012	7.30	6.26	0	7.35	6.32	0
	2011	8.27	7.30	0	8.31	7.35	0
	2010	8.88	8.27	0	8.90	8.31	0
	2009	9.57	8.88	0	9.57	8.90	0
Guggenheim VIF High Yield	2018	11.57	10.71	7,477	11.72	10.88	0
	2017	11.27	11.57	7,554	11.40	11.72	0
	2016	9.93	11.27	11,370	10.02	11.40	0
	2015	10.70	9.93	1,802	10.78	10.02	0
	2014	10.80	10.70	2,965	10.86	10.78	0
	2013	10.41	10.80	1,700	10.45	10.86	0
	2012	9.38	10.41	8,339	9.40	10.45	0
	2011[1]	10.00	9.38	0	10.00	9.40	0
Guggenheim VIF Large Cap Value	2018	23.72	20.73	104	24.16	21.16	1,565
	2017	21.20	23.72	101	21.55	24.16	1,652
	2016	18.08	21.20	98	18.34	21.55	1,747
	2015	19.72	18.08	96	19.96	18.34	1,860
	2014	18.64	19.72	0	18.83	19.96	1,507
	2013	14.62	18.64	0	14.74	18.83	1,462
	2012	13.09	14.62	0	13.18	14.74	0
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	0	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
Guggenheim VIF Long Short Equity	2018	9.64	8.11	6,022	9.85	8.30	0
	2017	8.69	9.64	6,635	8.86	9.85	0
	2016	8.93	8.69	6,471	9.10	8.86	0
	2015	9.13	8.93	7,742	9.28	9.10	0
	2014	9.20	9.13	5,582	9.33	9.28	0
	2013	8.10	9.20	2,569	8.20	9.33	0
	2012	8.03	8.10	0	8.11	8.20	0
	2011	8.90	8.03	0	8.97	8.11	0
	2010	8.28	8.90	0	8.33	8.97	0
	2009	6.74	8.28	0	6.76	8.33	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Managed Asset Allocation	2018	13.13	11.96	0	13.31	12.14	0
	2017	11.88	13.13	0	12.02	13.31	0
	2016	11.39	11.88	0	11.49	12.02	0
	2015	11.77	11.39	0	11.86	11.49	0
	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	2011[1]	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2018	27.00	22.70	200	27.50	23.16	529
	2017	24.58	27.00	195	24.98	27.50	559
	2016	20.07	24.58	189	20.36	24.98	591
	2015	22.29	20.07	2,296	22.56	20.36	629
	2014	22.86	22.29	0	23.10	22.56	611
	2013	17.75	22.86	0	17.90	23.10	593
	2012	15.69	17.75	0	16.28	17.90	0
	2011	17.55	15.69	0	17.63	16.28	0
	2010	15.42	17.55	0	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
Guggenheim VIF Multi‑Hedge Strategies	2018	7.01	6.43	23,132	7.17	6.58	0
	2017	7.00	7.01	28,897	7.14	7.17	0
	2016	7.28	7.00	36,080	7.41	7.14	0
	2015	7.40	7.28	36,500	7.52	7.41	0
	2014	7.32	7.40	21,458	7.42	7.52	0
	2013	7.45	7.32	3,040	7.54	7.42	0
	2012	7.55	7.45	0	7.62	7.54	0
	2011	7.56	7.55	0	7.62	7.62	0
	2010	7.37	7.56	0	7.41	7.62	0
	2009	7.88	7.37	0	7.91	7.41	0
Guggenheim VIF Small Cap Value	2018	16.79	14.17	885	17.17	14.51	461
	2017	16.76	16.79	1,231	17.10	17.17	487
	2016	13.70	16.76	265	13.95	17.10	515
	2015	15.19	13.70	264	15.44	13.95	549
	2014	15.94	15.19	257	16.17	15.44	0
	2013	12.07	15.94	938	12.21	16.17	0
	2012	10.45	12.07	0	10.55	12.21	0
	2011	11.34	10.45	0	11.43	10.55	0
	2010	9.63	11.34	0	9.69	11.43	0
	2009	6.39	9.63	0	6.42	9.69	0
Guggenheim VIF StylePlus Large Core	2018	16.62	15.00	978	16.78	15.18	0
	2017	14.07	16.62	964	14.19	16.78	0
	2016	12.85	14.07	949	12.93	14.19	0
	2015	13.11	12.85	931	13.16	12.93	0
	2014	11.75	13.11	1,280	11.77	13.16	0
	2013[2]	10.00	11.75	0	10.00	11.77	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF StylePlus Large Growth	2018	17.28	16.08	648	17.51	16.34	0
	2017	13.75	17.28	1,024	13.91	17.51	0
	2016	13.09	13.75	0	13.21	13.91	0
	2015	12.84	13.09	0	12.94	13.21	0
	2014	11.53	12.84	1,938	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	0
	2012	8.70	9.31	0	8.72	9.34	0
	2011[1]	10.00	8.70	0	10.00	8.72	0
Guggenheim VIF StylePlus Mid Growth	2018	30.41	27.29	79	30.97	27.85	0
	2017	25.25	30.41	77	25.67	30.97	0
	2016	24.06	25.25	707	24.40	25.67	0
	2015	24.92	24.06	509	25.23	24.40	0
	2014	22.82	24.92	424	23.05	25.23	0
	2013[2]	10.00	22.82	0	10.00	23.05	0
Guggenheim VIF StylePlus Small Growth	2018	16.67	14.44	0	16.83	14.61	0
	2017	14.10	16.67	0	14.21	16.83	0
	2016	12.86	14.10	0	12.94	14.21	0
	2015	13.49	12.86	0	13.54	12.94	0
	2014	12.83	13.49	0	12.85	13.54	0
	2013[2]	10.00	12.83	0	10.00	12.85	0
Guggenheim VIF Total Return Bond	2018	10.69	10.44	16,289	10.79	10.57	0
	2017	10.36	10.69	16,103	10.45	10.79	0
	2016	10.04	10.36	22,750	10.10	10.45	0
	2015	10.28	10.04	29,827	10.32	10.10	0
	2014	9.84	10.28	29,535	9.86	10.32	0
	2013[2]	10.00	9.84	3,092	10.00	9.86	0
Guggenheim VIF World Equity Income	2018	9.83	8.72	0	10.05	8.94	0
	2017	8.85	9.83	0	9.03	10.05	0
	2016	8.30	8.85	0	8.45	9.03	0
	2015	8.65	8.30	0	8.79	8.45	0
	2014	8.52	8.65	0	8.64	8.79	0
	2013	7.40	8.52	3,690	7.49	8.64	0
	2012	6.57	7.40	0	6.63	7.49	0
	2011	8.07	6.57	0	8.14	6.63	0
	2010	7.22	8.07	0	7.27	8.14	0
	2009	6.25	7.22	0	6.27	7.27	0
Invesco V.I. American Franchise	2018	16.16	15.00	0	16.38	15.23	0
	2017	13.16	16.16	0	13.32	16.38	0
	2016	13.36	13.16	0	13.49	13.32	0
	2015	10.62	13.36	0	10.80	13.49	0
	2014	12.63	10.62	0	12.70	10.80	0
	2013	9.35	12.63	0	9.38	12.70	0
	2012	8.54	9.35	0	8.55	9.38	0
	2011[1]	10.00	8.54	0	10.00	8.55	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. American Value	2018	14.40	12.12	0	14.60	12.31	0
	2017	13.59	14.40	0	13.75	14.60	0
	2016	12.21	13.59	0	12.33	13.75	0
	2015	13.95	12.21	230	14.05	12.33	0
	2014	13.19	13.95	0	13.26	14.05	0
	2013	10.19	13.19	0	10.23	13.26	0
	2012	9.01	10.19	0	9.02	10.23	0
	2011[1]	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2018	10.63	9.58	2,414	10.70	9.67	0
	2017	10.01	10.63	2,342	10.07	10.70	0
	2016	9.30	10.01	2,340	9.33	10.07	0
	2015	10.07	9.30	2,277	10.08	9.33	0
	2014[4]	10.00	10.07	943	10.00	10.08	0
Invesco V.I. Comstock	2018	16.52	13.99	0	16.75	14.21	0
	2017	14.55	16.52	0	14.72	16.75	0
	2016	12.87	14.55	1,289	12.99	14.72	0
	2015	14.20	12.87	2,100	14.31	12.99	0
	2014	13.47	14.20	7,186	13.55	14.31	0
	2013	10.28	13.47	6,270	10.32	13.55	0
	2012	8.95	10.28	0	8.96	10.32	0
	2011[1]	10.00	8.95	0	10.00	8.96	0
Invesco V.I. Core Equity	2018	13.63	11.90	200	13.82	12.09	0
	2017	12.50	13.63	584	12.65	13.82	0
	2016	11.76	12.50	0	11.87	12.65	0
	2015	12.95	11.76	0	13.05	11.87	0
	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	2011[1]	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2018	14.07	12.27	0	14.26	12.46	0
	2017	13.15	14.07	0	13.30	14.26	0
	2016	11.85	13.15	0	11.97	13.30	0
	2015	12.59	11.85	0	12.69	11.97	0
	2014	11.98	12.59	0	12.05	12.69	0
	2013	9.93	11.98	0	9.97	12.05	0
	2012	9.15	9.93	0	9.16	9.97	0
	2011[2]	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2018	11.97	9.77	0	12.14	9.92	0
	2017	10.11	11.97	0	10.23	12.14	0
	2016	9.83	10.11	0	9.92	10.23	0
	2015	10.34	9.83	0	10.42	9.92	0
	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	2011[2]	10.00	8.23	0	10.00	8.24	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Global Real Estate	2018	12.14	10.99	2,585	12.31	11.16	0
	2017	11.15	12.14	2,509	11.28	12.31	0
	2016	11.33	11.15	2,438	11.44	11.28	0
	2015	11.94	11.33	2,956	12.03	11.44	0
	2014	10.81	11.94	7,264	10.87	12.03	0
	2013	10.92	10.81	6,465	10.96	10.87	0
	2012	8.84	10.92	0	8.86	10.96	0
	2011[2]	10.00	8.84	0	10.00	8.86	0
Invesco V.I. Government Securities	2018	9.03	8.75	0	9.16	8.89	0
	2017	9.19	9.03	0	9.30	9.16	0
	2016	9.42	9.19	117	9.51	9.30	0
	2015	9.75	9.42	2,374	9.82	9.51	0
	2014	9.71	9.75	9,288	9.77	9.82	0
	2013	10.35	9.71	8,750	10.38	9.77	0
	2012	10.48	10.35	0	10.50	10.38	0
	2011[2]	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income	2018	16.17	13.50	0	16.39	13.71	0
	2017	14.68	16.17	0	14.85	16.39	0
	2016	12.72	14.68	0	12.85	14.85	0
	2015	13.62	12.72	0	13.73	12.85	0
	2014	12.82	13.62	0	12.89	13.73	0
	2013	9.92	12.82	0	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	2011[2]	10.00	8.98	0	10.00	9.00	0
Invesco Health Care	2018	15.96	15.51	1,731	16.18	15.76	0
	2017	14.30	15.96	0	14.46	16.18	0
	2016	16.76	14.30	87	16.92	14.46	0
	2015	16.86	16.76	125	16.99	16.92	0
	2014	14.62	16.86	0	14.70	16.99	0
	2013	10.79	14.62	0	10.83	14.70	0
	2012	9.27	10.79	0	9.28	10.83	0
	2011[2]	10.00	9.27	0	10.00	9.28	0
Invesco V.I. High Yield	2018	11.11	15.76	0	11.27	10.35	0
	2017	10.84	11.11	0	10.97	11.27	0
	2016	10.13	10.84	291	10.22	10.97	0
	2015	10.85	10.13	0	10.93	10.22	0
	2014	11.05	10.85	139	11.11	10.93	0
	2013	10.72	11.05	3,500	10.75	11.11	0
	2012	9.48	10.72	5,984	9.50	10.75	0
	2011[2]	10.00	9.48	0	10.00	9.50	0
Invesco V.I. International Growth	2018	10.76	8.82	6,547	11.00	9.03	0
	2017	9.08	10.76	7,855	9.26	11.00	0
	2016	9.46	9.08	4,957	9.64	9.26	0
	2015	10.06	9.46	6,003	10.22	9.64	0
	2014	10.40	10.06	15,926	10.55	10.22	0
	2013	9.07	10.40	16,496	9.18	10.55	0
	2012	8.15	9.07	3,910	8.23	9.18	0
	2011	9.07	8.15	0	9.14	8.23	0
	2010	8.33	9.07	0	8.38	9.14	0
	2009	6.39	8.33	0	6.42	8.38	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Managed Volatility	2018	14.29	12.24	0	14.48	12.44	0
	2017	13.40	14.29	0	13.56	14.48	0
	2016	12.58	13.40	0	12.70	13.56	0
	2015	13.34	12.58	0	13.44	12.70	0
	2014	11.48	13.34	0	11.55	13.44	0
	2013	10.75	11.48	0	10.79	11.55	0
	2012	10.77	10.75	0	10.79	10.79	0
	2011[2]	10.00	10.77	0	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2018	13.39	11.44	1,655	13.69	11.72	0
	2017	12.09	13.39	1,607	12.34	13.69	0
	2016	11.06	12.09	1,560	11.26	12.34	0
	2015	11.96	11.06	1,514	12.16	11.26	0
	2014	11.89	11.96	1,829	12.05	12.16	0
	2013	9.58	11.89	0	9.69	12.05	0
	2012	8.96	9.58	0	8.64	9.69	0
	2011	9.92	8.96	0	10.00	8.64	0
	2010	9.03	9.92	0	9.08	10.00	0
	2009	7.20	9.03	0	7.22	9.08	0
Invesco V.I. Mid Cap Growth	2018	13.63	12.39	0	13.82	12.59	0
	2017	11.55	13.63	0	11.69	13.82	0
	2016	11.89	11.55	0	12.00	11.69	0
	2015	12.18	11.89	0	12.27	12.00	0
	2014	11.71	12.18	0	11.77	12.27	0
	2013	8.87	11.71	0	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	2011[2]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2018	16.02	14.69	2,417	16.18	14.87	0
	2017	13.70	16.02	2,036	13.81	16.18	0
	2016	12.76	13.70	3,545	12.83	13.81	0
	2015	13.10	12.76	4,176	13.15	12.83	0
	2014	12.01	13.10	5,967	12.03	13.15	0
	2013[3]	10.00	12.01	0	10.00	12.03	0
Invesco V.I. Small Cap Equity	2018	13.37	10.95	2,512	13.56	11.12	0
	2017	12.17	13.37	3,048	12.31	13.56	0
	2016	11.27	12.17	2,489	11.37	12.31	0
	2015	12.37	11.27	4,502	12.47	11.37	0
	2014	12.54	12.37	7,374	12.61	12.47	0
	2013	9.47	12.54	6,857	9.51	12.61	0
	2012	8.63	9.47	1,247	8.64	9.51	0
	2011[2]	10.00	8.63	0	10.00	8.64	0
Ivy VIP Asset Strategy	2018	10.44	9.54	3,316	10.58	9.69	0
	2017	9.14	10.44	3,263	9.24	10.58	0
	2016	9.71	9.14	3,205	9.80	9.24	0
	2015	10.97	9.71	3,158	11.05	9.80	0
	2014	11.98	10.97	631	12.05	11.05	0
	2013	9.91	11.98	613	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	2011[2]	10.00	8.61	0	10.00	8.62	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Balanced	2018	13.01	12.16	888	13.18	12.35	0
	2017	12.09	13.01	871	12.23	13.18	0
	2016	12.27	12.09	846	12.38	12.23	0
	2015	12.74	12.27	844	12.83	12.38	0
	2014	12.26	12.74	820	12.32	12.83	0
	2013	10.26	12.26	797	10.29	12.32	0
	2012	9.50	10.26	0	9.52	10.29	0
	2011[2]	10.00	9.50	0	10.00	9.52	0
Ivy VIP Core Equity	2018	15.97	14.73	0	16.18	14.96	0
	2017	13.69	15.97	0	13.85	16.18	0
	2016	13.66	13.69	0	13.79	13.85	0
	2015	14.24	13.66	602	14.34	13.79	0
	2014	13.43	14.24	5,622	13.51	14.34	0
	2013	10.42	13.43	5,481	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	2011[2]	10.00	9.09	0	10.00	9.10	0
Ivy VIP Energy	2018	6.74	4.29	0	6.83	4.35	0
	2017	7.98	6.74	0	8.08	6.83	0
	2016	6.14	7.98	0	6.20	8.08	0
	2015	8.17	6.14	0	8.23	6.20	0
	2014	9.45	8.17	0	9.50	8.23	0
	2013	7.66	9.45	0	7.68	9.50	0
	2012	7.82	7.66	0	7.83	7.68	0
	2011[2]	10.00	7.82	0	10.00	7.83	0
Ivy VIP Global Bond	2018	9.32	8.99	0	9.45	9.13	0
	2017	9.25	9.32	0	9.36	9.45	0
	2016	8.95	9.25	0	9.04	9.36	0
	2015	9.52	8.95	0	9.59	9.04	0
	2014	9.83	9.52	299	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	0
	2011[2]	10.00	9.73	0	10.00	9.75	0
Ivy VIP Global Equity Income	2018	13.71	11.70	0	13.90	11.88	0
	2017	12.28	13.71	0	12.42	13.90	0
	2016	11.88	12.28	0	12.00	12.42	0
	2015	12.56	11.88	0	12.66	12.00	0
	2014	11.84	12.56	0	11.90	12.66	0
	2013	9.45	11.84	0	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	2011[2]	10.00	8.65	0	10.00	8.66	0
Ivy VIP Global Growth	2018	12.50	11.32	2,199	12.67	11.50	0
	2017	10.39	12.50	2,134	10.51	12.67	0
	2016	11.10	10.39	2,070	11.20	10.51	0
	2015	11.11	11.10	2,587	11.19	11.20	0
	2014	11.39	11.11	2,465	11.45	11.19	0
	2013	9.89	11.39	1,160	9.92	11.45	0
	2012	8.67	9.89	792	8.68	9.92	0
	2011[2]	10.00	8.67	0	10.00	8.68	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Growth	2018	18.45	18.23	328	18.70	18.51	0
	2017	14.76	18.45	320	14.93	18.70	0
	2016	15.10	14.76	311	15.24	14.93	0
	2015	14.58	15.10	3,927	14.69	15.24	0
	2014	13.50	14.58	0	13.57	14.69	0
	2013	10.24	13.50	0	10.27	13.57	0
	2012	9.40	10.24	0	9.41	10.27	0
	2011[1]	10.00	9.40	0	10.00	9.41	0
Ivy VIP High Income	2018	12.34	11.67	2,395	12.51	11.86	0
	2017	11.98	12.34	3,091	12.12	12.51	0
	2016	10.67	11.98	4,681	10.77	12.12	0
	2015	11.81	10.67	7,028	11.90	10.77	0
	2014	12.00	11.81	16,586	12.07	11.90	0
	2013	11.24	12.00	21,159	11.28	12.07	0
	2012	9.81	11.24	0	9.82	11.28	0
	2011[1]	10.00	9.81	0	10.00	9.82	0
Ivy VIP International Core Equity	2018	11.55	9.17	4,879	11.71	9.31	0
	2017	9.71	11.55	4,116	9.82	11.71	0
	2016	9.94	9.71	5,350	10.04	9.82	0
	2015	10.39	9.94	4,184	10.47	10.04	0
	2014	10.60	10.39	2,598	10.66	10.47	0
	2013	8.78	10.60	0	8.81	10.66	0
	2012	8.02	8.78	0	8.04	8.81	0
	2011[1]	10.00	8.02	0	10.00	8.04	0
Ivy VIP Limited‑Term Bond	2018	8.84	8.61	32,859	8.96	8.74	0
	2017	9.02	8.84	1,841	9.13	8.96	0
	2016	9.16	9.02	20,223	9.25	9.13	0
	2015	9.40	9.16	35,361	9.47	9.25	0
	2014	9.64	9.40	33,321	9.69	9.47	0
	2013	10.03	9.64	29,341	10.07	9.69	0
	2012	10.05	10.03	0	10.06	10.07	0
	2011[1]	10.00	10.05	0	10.00	10.06	0
Ivy VIP Mid Cap Growth	2018	14.57	14.06	1,670	14.76	14.28	0
	2017	11.88	14.57	4,171	12.02	14.76	0
	2016	11.59	11.88	4,084	11.70	12.02	0
	2015	12.73	11.59	3,424	12.83	11.70	0
	2014	12.22	12.73	5,373	12.28	12.83	0
	2013	9.73	12.22	5,242	9.77	12.28	0
	2012	8.87	9.73	403	8.88	9.77	0
	2011[1]	10.00	8.87	0	10.00	8.88	0
Ivy VIP Natural Resources	2018	7.04	5.22	0	7.09	5.27	0
	2017	7.08	7.04	0	7.12	7.09	0
	2016	5.92	7.08	0	5.94	7.12	0
	2015	7.89	5.92	0	7.90	5.94	0
	2014[4]	10.00	7.89	0	10.00	7.90	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Science and Technology	2018	18.00	16.48	4,993	18.25	16.74	599
	2017	14.11	18.00	5,016	14.27	18.25	632
	2016	14.38	14.11	871	14.52	14.27	669
	2015	15.33	14.38	845	15.44	14.52	713
	2014	15.41	15.33	403	15.50	15.44	0
	2013	10.20	15.41	496	10.24	15.50	0
	2012	8.26	10.20	0	8.27	10.24	0
	2011[1]	10.00	8.26	0	10.00	8.27	0
Ivy VIP Securian Real Estate Securities	2018	13.99	12.76	0	14.18	12.96	0
	2017	13.74	13.99	0	13.90	14.18	0
	2016	13.64	13.74	0	13.77	13.90	0
	2015	13.47	13.64	222	13.57	13.77	0
	2014	10.71	13.47	0	10.77	13.57	0
	2013	10.97	10.71	0	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	2011[1]	10.00	9.64	0	10.00	9.66	0
Ivy VIP Small Cap Core	2018	15.29	13.22	1,415	15.49	13.42	0
	2017	13.92	15.29	1,373	14.07	15.49	0
	2016	11.17	13.91	1,488	11.28	14.07	0
	2015	12.25	11.17	1,903	12.34	11.28	0
	2014	11.84	12.25	1,548	11.91	12.34	0
	2013	9.18	11.84	0	9.21	11.91	0
	2012	8.01	9.18	0	8.02	9.21	0
	2011[1]	10.00	8.01	0	10.00	8.02	0
Ivy VIP Small Cap Growth	2018	12.71	11.77	0	12.88	11.96	0
	2017	10.69	12.71	0	10.81	12.88	0
	2016	10.75	10.69	0	10.85	10.81	0
	2015	10.92	10.75	0	11.00	10.85	0
	2014	11.12	10.92	0	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	0	7.92	8.06	0
	2011[1]	10.00	7.91	0	10.00	7.92	0
Ivy VIP Value	2018	14.77	13.24	0	14.98	13.45	0
	2017	13.59	14.77	0	13.75	14.98	0
	2016	12.66	13.59	0	12.78	13.75	0
	2015	13.64	12.66	0	13.74	12.78	0
	2014	12.73	13.64	2,063	12.80	13.74	0
	2013	9.73	12.73	574	9.77	12.80	0
	2012	8.47	9.73	0	8.49	9.77	0
	2011[1]	10.00	8.47	0	10.00	8.49	0
Janus Henderson VIT Enterprise	2018	18.66	17.90	3,275	18.91	18.18	0
	2017	15.19	18.66	3,664	15.37	18.91	0
	2016	14.03	15.19	3,742	14.16	15.37	0
	2015	14.00	14.03	3,122	14.10	14.16	0
	2014	12.91	14.00	203	12.98	14.10	0
	2013	10.12	12.91	0	10.15	12.98	0
	2012	8.95	10.12	0	8.97	10.15	0
	2011[1]	10.00	8.95	0	10.00	8.97	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Janus Henderson VIT Forty	2018	18.83	18.50	422	19.09	18.79	0
	2017	14.99	18.83	0	15.17	19.09	0
	2016	15.23	14.99	0	15.37	15.17	0
	2015	14.08	15.23	333	14.19	15.37	0
	2014	13.43	14.08	2,262	13.51	14.19	0
	2013	10.62	13.43	0	10.66	13.51	0
	2012	8.88	10.62	0	8.89	10.66	0
	2011[1]	10.00	8.88	0	10.00	8.89	0
Janus Henderson VIT Mid Cap Value	2018	14.13	11.76	6,860	14.32	11.95	0
	2017	12.87	14.13	2,917	13.02	14.32	0
	2016	11.22	12.87	0	11.33	13.02	0
	2015	12.06	11.22	1,975	12.15	11.33	0
	2014	11.51	12.06	0	11.57	12.15	0
	2013	9.47	11.51	0	9.50	11.57	0
	2012	8.85	9.47	0	8.86	9.50	0
	2011[1]	10.00	8.85	0	10.00	8.86	0
Janus Henderson VIT Overseas	2018	6.76	5.54	492	6.85	5.63	0
	2017	5.35	6.76	479	5.41	6.85	0
	2016	5.94	5.35	467	5.99	5.41	0
	2015	6.74	5.94	9,239	6.79	5.99	0
	2014	7.93	6.74	0	7.98	6.79	0
	2013	7.19	7.93	0	7.21	7.98	0
	2012	6.57	7.19	0	6.58	7.21	0
	2011[1]	10.00	6.57	0	10.00	6.58	0
Janus Henderson VIT Research	2018	16.83	15.80	12,345	17.06	16.05	0
	2017	13.66	16.83	426	13.82	17.06	0
	2016	14.10	13.66	419	14.24	13.82	0
	2015	13.89	14.10	412	14.00	14.24	0
	2014	12.75	13.89	842	12.82	14.00	0
	2013	10.16	12.75	0	10.19	12.82	0
	2012	8.89	10.16	0	8.90	10.19	0
	2011[1]	10.00	8.89	0	10.00	8.90	0
JPMorgan Insurance Trust Core Bond Portfolio	2018	9.25	8.92	5,430	9.34	9.02	0
	2017	9.27	9.25	5,269	9.34	9.34	0
	2016	9.42	9.27	5,142	9.48	9.34	0
	2015	9.67	9.42	5,017	9.71	9.48	0
	2014	9.56	9.67	4,896	9.58	9.71	0
	2013[2]	10.00	9.56	0	10.00	9.58	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2018	15.79	13.39	8,707	15.95	13.55	0
	2017	14.22	15.79	7,404	14.33	15.95	0
	2016	12.28	14.22	6,709	12.35	14.33	0
	2015	13.46	12.28	4,085	13.51	12.35	0
	2014	12.74	13.46	0	12.76	13.51	0
	2013[2]	10.00	12.74	0	10.00	12.76	0
JPMorgan Insurance Trust US Equity Portfolio	2018	16.65	15.06	0	16.82	15.23	0
	2017	14.13	16.65	0	14.24	16.82	0
	2016	13.21	14.13	0	13.29	14.24	0
	2015	13.59	13.21	0	13.64	13.29	0
	2014	12.38	13.59	0	12.41	13.64	0
	2013[2]	10.00	12.38	0	10.00	12.41	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Bond‑Debenture VC	2018	12.19	11.30	15,304	12.35	11.47	0
	2017	11.55	12.19	17,180	11.68	12.35	0
	2016	10.66	11.55	19,253	10.76	11.68	0
	2015	11.21	10.66	8,954	11.29	10.76	0
	2014	11.12	11.21	10,574	11.18	11.29	0
	2013	10.64	11.12	3,032	10.68	11.18	0
	2012	9.79	10.64	0	9.80	10.68	0
	2011[1]	10.00	9.79	0	10.00	9.80	0
Lord Abbett Series Calibrated Dividend Growth VC	2018	16.09	14.82	0	16.31	15.05	0
	2017	13.98	16.09	0	14.15	16.31	0
	2016	12.58	13.98	188	12.70	14.15	0
	2015	13.30	12.58	268	13.40	12.70	0
	2014	12.34	13.30	263	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	2011[1]	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Developing Growth VC	2018	14.73	14.92	1,664	14.93	15.15	0
	2017	11.73	14.73	1,471	11.87	14.93	0
	2016	12.47	11.73	1,428	12.59	11.87	0
	2015	14.06	12.47	1,385	14.17	12.59	0
	2014	14.03	14.06	614	14.11	14.17	0
	2013	9.27	14.03	2,343	9.30	14.11	0
	2012	8.56	9.27	0	8.57	9.30	0
	2011[1]	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2018	14.27	12.66	0	14.46	12.86	0
	2017	13.12	14.27	0	13.27	14.46	0
	2016	11.73	13.12	0	11.85	13.27	0
	2015	12.58	11.73	0	12.68	11.85	0
	2014	12.15	12.58	0	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	2011[1]	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2018	14.87	13.19	0	15.07	13.40	0
	2017	13.57	14.87	0	13.73	15.07	0
	2016	12.00	13.57	0	12.11	13.73	0
	2015	12.79	12.00	0	12.88	12.11	0
	2014	12.29	12.79	0	12.36	12.88	0
	2013	9.36	12.29	0	9.40	12.36	0
	2012	8.65	9.36	0	8.66	9.40	0
	2011[1]	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2018	13.92	13.06	1,443	14.11	13.27	0
	2017	11.73	13.92	1,400	11.86	14.11	0
	2016	11.99	11.73	0	12.11	11.86	0
	2015	12.08	11.99	0	12.17	12.11	0
	2014	11.79	12.08	0	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	2011[1]	10.00	8.08	0	10.00	8.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Mid Cap Stock VC	2018	13.91	11.42	0	14.10	11.60	0
	2017	13.48	13.91	0	13.64	14.10	0
	2016	11.99	13.48	0	12.10	13.64	0
	2015	12.90	11.99	0	13.00	12.10	0
	2014	11.97	12.90	0	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	0	8.60	9.54	0
	2011[1]	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2018	10.28	9.83	29,380	10.42	9.98	0
	2017	10.24	10.28	25,607	10.36	10.42	0
	2016	10.17	10.24	20,499	10.27	10.36	0
	2015	10.60	10.17	18,293	10.68	10.27	0
	2014	10.34	10.60	11,780	10.40	10.68	0
	2013	10.82	10.34	0	10.86	10.40	0
	2012	10.49	10.82	0	10.51	10.86	0
	2011[1]	10.00	10.49	0	10.00	10.51	0
MFS® VIT Emerging Markets Equity	2018	9.54	7.91	4,351	9.63	8.01	0
	2017	7.17	9.54	4,222	7.23	9.63	0
	2016	6.81	7.17	4,647	6.85	7.23	0
	2015	8.11	6.81	4,148	8.14	6.85	0
	2014	9.02	8.11	2,914	9.04	8.14	0
	2013[2]	10.00	9.02	0	10.00	9.04	0
MFS® VIT Global Tactical Allocation	2018	10.25	9.42	0	10.32	9.51	0
	2017	9.59	10.25	0	9.64	10.32	0
	2016	9.37	9.59	0	9.40	9.64	0
	2015	9.94	9.37	0	9.96	9.40	0
	2014[4]	10.00	9.94	0	10.00	9.96	0
MFS® VIT High Yield	2018	10.50	9.81	0	10.60	9.93	0
	2017	10.22	10.50	0	10.30	10.60	0
	2016	9.31	10.22	0	9.36	10.30	0
	2015	10.08	9.31	0	10.12	9.36	0
	2014	10.18	10.08	0	10.20	10.12	0
	2013[2]	10.00	10.18	0	10.00	10.20	0
MFS® VIT II MA Investors Growth Stock	2018	17.35	16.86	0	17.59	17.12	0
	2017	14.02	17.35	0	14.18	17.59	0
	2016	13.71	14.02	905	13.84	14.18	0
	2015	14.25	13.71	879	14.36	13.84	0
	2014	13.27	14.25	0	13.35	14.36	0
	2013	10.56	13.27	0	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	2011[1]	10.00	9.37	0	10.00	9.39	0
MFS® VIT II Research International	2018	10.71	8.87	0	10.86	9.01	0
	2017	8.67	10.71	0	8.77	10.86	0
	2016	9.06	8.67	0	9.14	8.77	0
	2015	9.59	9.06	0	9.66	9.14	0
	2014	10.68	9.59	911	10.74	9.66	0
	2013	9.32	10.68	0	9.35	10.74	0
	2012	8.29	9.32	0	8.30	9.35	0
	2011[1]	10.00	8.29	0	10.00	8.30	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT International Value	2018	12.19	10.63	23,543	12.28	10.73	0
	2017	9.95	12.19	20,328	10.00	12.28	0
	2016	9.92	9.95	14,635	9.95	10.00	0
	2015	9.65	9.92	603	9.67	9.95	0
	2014[4]	10.00	9.65	0	10.00	9.67	0
MFS® VIT Investors Trust	2018	16.87	15.37	0	17.10	15.61	0
	2017	14.20	16.87	0	14.36	17.10	0
	2016	13.57	14.20	0	13.70	14.36	0
	2015	14.05	13.57	0	14.16	13.70	0
	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	0	9.00	10.36	0
	2011[1]	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2018	13.55	12.87	4,425	13.74	13.07	0
	2017	11.10	13.55	3,307	11.23	13.74	0
	2016	10.56	11.10	3,262	10.67	11.23	0
	2015	11.18	10.56	4,545	11.26	10.67	0
	2014	12.50	11.18	1,159	12.57	11.26	0
	2013	9.17	12.50	0	9.20	12.57	0
	2012	7.85	9.17	420	7.86	9.20	0
	2011[1]	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	2018	17.04	15.70	0	17.27	15.95	0
	2017	14.33	17.04	0	14.50	17.27	0
	2016	13.68	14.33	0	13.81	14.50	0
	2015	14.08	13.68	0	14.19	13.81	0
	2014	13.26	14.08	0	13.33	14.19	0
	2013	10.40	13.26	0	10.43	13.33	0
	2012	9.21	10.40	0	9.22	10.43	0
	2011[1]	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2018	13.37	12.16	0	13.55	12.35	0
	2017	12.35	13.37	0	12.50	13.55	0
	2016	11.75	12.35	0	11.86	12.50	0
	2015	12.21	11.75	0	12.33	11.86	0
	2014	11.70	12.21	0	11.77	12.33	0
	2013	10.20	11.70	0	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	2011[1]	10.00	9.52	0	10.00	9.53	0
MFS® VIT Total Return Bond	2018	10.02	9.55	0	10.16	9.70	0
	2017	9.96	10.02	0	10.07	10.16	0
	2016	9.91	9.96	0	10.00	10.07	0
	2015	10.32	9.91	1,812	10.40	10.00	0
	2014	10.11	10.32	59,408	10.17	10.40	0
	2013	10.60	10.11	7,081	10.64	10.17	0
	2012	10.25	10.60	2,215	10.27	10.64	0
	2011[1]	10.00	10.25	0	10.00	10.27	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT Utilities	2018	13.01	12.67	0	13.19	12.87	0
	2017	11.76	13.01	0	11.90	13.19	0
	2016	10.94	11.76	3,977	11.05	11.90	0
	2015	13.29	10.94	5,156	13.39	11.05	0
	2014	12.23	13.29	9,548	12.30	13.39	0
	2013	10.53	12.23	4,868	10.57	12.30	0
	2012	9.63	10.53	0	9.64	10.57	0
	2011[1]	10.00	9.63	0	10.00	9.64	0
Morgan Stanley VIF Emerging Markets Debt	2018	9.62	8.64	0	9.72	8.74	0
	2017	9.09	9.62	3,741	9.16	9.72	0
	2016	8.51	9.09	3,828	8.56	9.16	0
	2015	8.91	8.51	0	8.94	8.56	0
	2014	8.96	8.91	0	8.98	8.94	0
	2013[2]	10.00	8.96	0	10.00	8.98	0
Morgan Stanley VIF Emerging Markets Equity	2018	10.08	8.03	11,212	10.18	8.12	0
	2017	7.72	10.08	9,954	7.78	10.18	0
	2016	7.50	7.72	7,275	7.54	7.78	0
	2015	8.69	7.50	8,462	8.72	7.54	0
	2014	9.43	8.69	16,819	9.44	8.72	0
	2013[2]	10.00	9.43	10,261	10.00	9.44	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2018	12.90	11.30	0	13.03	11.44	0
	2017	11.15	12.90	0	11.24	13.03	0
	2016	10.38	11.15	0	10.44	11.24	0
	2015	11.06	10.38	0	11.10	10.44	0
	2014	10.95	11.06	0	10.97	11.10	0
	2013[2]	10.00	10.95	0	10.00	10.97	0
Morningstar Balanced ETF Asset Allocation Portfolio	2018	11.51	10.43	3,213	11.62	10.55	0
	2017	10.51	11.51	3,118	10.60	11.62	0
	2016	10.03	10.51	3,026	10.09	10.60	0
	2015	10.62	10.03	0	10.66	10.09	0
	2014	10.52	10.62	34,846	10.54	10.66	0
	2013[2]	10.00	10.52	0	10.00	10.54	0
Morningstar Conservative ETF Asset Allocation Portfolio	2018	9.69	9.14	0	9.79	9.25	0
	2017	9.45	9.69	0	9.52	9.79	0
	2016	9.35	9.45	34,975	9.40	9.52	0
	2015	9.80	9.35	40,831	9.83	9.40	0
	2014	9.87	9.80	40,046	9.88	9.83	0
	2013[2]	10.00	9.87	0	10.00	9.88	0
Morningstar Growth ETF Asset Allocation Portfolio	2018	12.40	11.01	0	12.52	11.15	0
	2017	10.94	12.40	0	11.03	12.52	0
	2016	10.32	10.94	0	10.39	11.03	0
	2015	10.96	10.32	0	11.01	10.39	0
	2014	10.85	10.96	0	10.87	11.01	0
	2013[2]	10.00	10.85	0	10.00	10.87	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2018	10.55	9.76	0	10.66	9.88	0
	2017	9.94	10.55	0	10.02	10.66	0
	2016	9.67	9.94	0	9.73	10.02	0
	2015	10.18	9.67	0	10.22	9.73	0
	2014	10.20	10.18	0	10.22	10.22	0
	2013[2]	10.00	10.20	0	10.00	10.22	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Neuberger Berman AMT Sustainable Equity	2018	15.37	13.97	2,184	15.58	14.19	0
	2017	13.47	15.37	0	13.63	15.58	0
	2016	12.72	13.47	0	12.84	13.63	0
	2015	13.25	12.72	0	13.35	12.84	0
	2014	12.45	13.25	0	12.52	13.35	0
	2013	9.38	12.45	0	9.41	12.52	0
	2012	8.77	9.38	0	8.78	9.41	0
	2011[1]	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2018	15.04	12.58	4,047	15.25	12.78	0
	2017	11.42	15.04	2,215	11.55	15.25	0
	2016	11.84	11.42	2,157	11.96	11.55	0
	2015	11.82	11.84	2,100	11.91	11.96	0
	2014	11.99	11.82	2,045	12.06	11.91	0
	2013	9.77	11.99	0	9.81	12.06	0
	2012	8.36	9.77	0	8.38	9.81	0
	2011[1]	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	2018	9.84	9.07	1,495	9.97	9.22	0
	2017	9.61	9.84	1,460	9.72	9.97	0
	2016	9.36	9.61	1,418	9.45	9.72	0
	2015	9.93	9.36	1,400	10.01	9.45	0
	2014	10.03	9.93	1,926	10.09	10.01	0
	2013	10.42	10.03	807	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	0
	2011[1]	10.00	9.54	0	10.00	9.55	0
Oppenheimer International Growth Fund/VA	2018	12.58	9.77	26,319	12.75	9.93	0
	2017	10.30	12.58	24,612	10.42	12.75	0
	2016	10.95	10.30	19,445	11.06	10.42	0
	2015	11.00	10.95	20,308	11.08	11.06	0
	2014	12.26	11.00	28,114	12.33	11.08	0
	2013	10.09	12.26	12,093	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	2011[1]	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2018	15.68	13.55	25,574	16.03	13.88	0
	2017	14.25	15.68	23,311	14.53	16.03	0
	2016	12.53	14.25	19,452	12.76	14.53	0
	2015	13.81	12.53	18,153	14.04	12.76	0
	2014	12.80	13.81	12,982	12.99	14.04	0
	2013	9.43	12.80	0	9.54	12.99	0
	2012	8.29	9.43	0	8.37	9.54	0
	2011	8.79	8.29	0	8.86	8.37	0
	2010	7.39	8.79	0	7.44	8.86	0
	2009	5.59	7.39	0	5.61	7.44	0
PIMCO VIT All Asset	2018	10.46	9.55	2,945	10.60	9.70	0
	2017	9.55	10.46	2,901	9.66	10.60	0
	2016	8.76	9.55	2,857	8.84	9.66	0
	2015	9.98	8.76	2,807	10.06	8.84	0
	2014	10.28	9.98	0	10.34	10.06	0
	2013	10.63	10.28	0	10.67	10.34	0
	2012	9.59	10.63	0	9.60	10.67	0
	2011[1]	10.00	9.59	0	10.00	9.60	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Commodity-RealReturn Strategy	2018	4.33	3.59	48,046	4.39	3.64	0
	2017	4.39	4.33	51,862	4.44	4.39	0
	2016	3.96	4.39	28,874	3.99	4.44	0
	2015	5.51	3.96	20,784	5.55	3.99	0
	2014	7.01	5.51	22,431	7.05	5.55	0
	2013	8.51	7.01	7,824	8.54	7.05	0
	2012	8.38	8.51	0	8.39	8.54	0
	2011[1]	10.00	8.38	0	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2018	11.18	10.28	18,519	11.33	10.44	0
	2017	10.54	11.18	14,912	10.66	11.33	0
	2016	9.64	10.54	14,539	9.73	10.66	0
	2015	10.22	9.64	19,209	10.29	9.73	0
	2014	10.43	10.22	33,714	10.49	10.29	0
	2013	11.61	10.43	21,771	11.65	10.49	0
	2012	10.21	11.61	659	10.22	11.65	0
	2011[1]	10.00	10.21	0	10.00	10.22	0
PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged) )	2018	11.71	10.83	486	11.93	11.05	0
	2017	11.17	11.71	756	11.35	11.93	0
	2016	11.13	11.17	458	11.29	11.35	0
	2015	12.01	11.13	444	12.16	11.29	0
	2014	12.17	12.01	431	12.30	12.16	0
	2013	13.78	12.17	0	13.89	12.30	0
	2012	13.35	13.78	0	13.43	13.89	0
	2011	12.86	13.35	0	12.91	13.43	0
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
PIMCO VIT Global Multi-Asset Managed Allocation	2018	10.68	9.74	0	10.76	9.83	0
	2017	9.70	10.68	0	9.75	10.76	0
	2016	9.66	9.70	0	9.69	9.75	0
	2015	10.02	9.66	0	10.04	9.69	0
	2014[4]	10.00	10.02	0	10.00	10.04	0
PIMCO VIT High Yield	2018	17.56	16.50	4,501	17.88	16.84	0
	2017	17.07	17.56	4,561	17.35	17.88	0
	2016	15.73	17.07	0	15.95	17.35	0
	2015	16.57	15.73	0	16.77	15.95	0
	2014	16.61	16.57	0	16.78	16.77	0
	2013	16.28	16.61	0	16.42	16.78	0
	2012	14.76	16.28	6,773	14.85	16.42	0
	2011	14.80	14.76	0	14.86	14.85	0
	2010	13.40	14.80	0	13.43	14.86	0
	2009	9.90	13.40	0	9.90	13.43	0
PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged) )	2018	8.85	8.20	6,431	8.97	8.33	0
	2017	8.27	8.85	4,021	8.37	8.97	0
	2016	8.32	8.27	4,115	8.40	8.37	0
	2015	9.28	8.32	0	9.35	8.40	0
	2014	9.58	9.28	0	9.63	9.35	0
	2013	10.61	9.58	0	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	2011[1]	10.00	10.44	0	10.00	10.45	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Low Duration (Advisor Class)	2018	8.65	8.38	48,003	8.77	8.51	0
	2017	8.85	8.65	70,135	8.95	8.77	0
	2016	9.04	8.85	72,342	9.12	8.95	0
	2015	9.34	9.04	215,945	9.41	9.12	0
	2014	9.59	9.34	54,957	9.65	9.41	0
	2013	9.95	9.59	33,108	9.99	9.65	0
	2012	9.74	9.95	11,215	9.76	9.99	0
	2011[1]	10.00	9.74	0	10.00	9.76	0
PIMCO VIT Real Return (Advisor Class)	2018	9.28	8.76	27,534	9.41	8.90	0
	2017	9.28	9.28	24,091	9.38	9.41	0
	2016	9.14	9.28	12,130	9.22	9.38	0
	2015	9.73	9.14	5,428	9.80	9.22	0
	2014	9.78	9.73	2,336	9.84	9.80	0
	2013	11.16	9.78	17,515	11.20	9.84	0
	2012	10.64	11.16	8,737	10.65	11.20	0
	2011[1]	10.00	10.64	0	10.00	10.65	0
PIMCO VIT Short-Term	2018	9.01	8.83	31,563	9.10	8.93	0
	2017	9.11	9.01	60,914	9.19	9.10	0
	2016	9.23	9.11	27,144	9.28	9.19	0
	2015	9.45	9.23	3,887	9.49	9.28	0
	2014	9.73	9.45	11,546	9.75	9.49	0
	2013[2]	10.00	9.73	8,813	10.00	9.75	0
PIMCO VIT Total Return (Administrative Class)	2018	12.10	11.62	0	12.37	11.91	149
	2017	11.94	12.10	0	12.18	12.37	144
	2016	12.03	11.94	0	12.25	12.18	140
	2015	12.40	12.03	0	12.60	12.25	1,082
	2014	12.31	12.40	0	12.48	12.60	13,484
	2013	13.00	12.31	0	13.15	12.48	13,285
	2012	12.28	13.00	0	12.40	13.15	16,217
	2011	12.27	12.28	270	12.36	12.40	18,007
	2010	11.74	12.27	266	11.81	12.36	18,822
	2009	10.66	11.74	526	10.70	11.81	18,498
PIMCO VIT Total Return (Advisor Class)	2018	9.78	9.39	18,216	9.92	9.54	0
	2017	9.66	9.78	24,436	9.77	9.92	0
	2016	9.75	9.66	8,093	9.84	9.77	0
	2015	10.06	9.75	8,861	10.13	9.84	0
	2014	9.99	10.06	9,172	10.05	10.13	0
	2013	10.56	9.99	60,980	10.60	10.05	0
	2012	9.99	10.56	32,044	10.00	10.60	0
	2011[1]	10.00	9.99	11	10.00	10.00	0
Pioneer Bond VCT	2018	9.69	9.27	21,301	9.79	9.38	0
	2017	9.68	9.69	20,764	9.76	9.79	0
	2016	9.64	9.68	20,439	9.70	9.76	0
	2015	9.97	9.64	21,856	10.01	9.70	0
	2014	9.76	9.97	26,846	9.78	10.01	0
	2013[2]	10.00	9.76	0	10.00	9.78	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Pioneer Equity Income VCT	2018	15.90	14.01	0	16.06	14.18	0
	2017	14.29	15.90	0	14.40	16.06	0
	2016	12.38	14.29	0	12.45	14.40	0
	2015	12.78	12.38	0	12.83	12.45	0
	2014	11.73	12.78	0	11.75	12.83	0
	2013[2]	10.00	11.73	0	10.00	11.75	0
Pioneer High Yield VCT	2018	10.61	9.85	0	10.72	9.97	0
	2017	10.27	10.61	0	10.35	10.72	0
	2016	9.34	10.27	0	9.40	10.35	0
	2015	10.10	9.34	0	10.14	9.40	0
	2014	10.48	10.10	0	10.50	10.14	0
	2013[2]	10.00	10.48	5,998	10.00	10.50	0
Pioneer Real Estate Shares VCT	2018	12.30	10.99	0	12.42	11.12	0
	2017	12.33	12.30	0	12.42	12.42	0
	2016	12.06	12.33	0	12.13	12.42	0
	2015	11.94	12.06	0	11.99	12.13	0
	2014	9.47	11.94	0	9.48	11.99	0
	2013[2]	10.00	9.47	0	10.00	9.48	0
Pioneer Strategic Income VCT	2018	9.70	9.19	0	9.79	9.29	0
	2017	9.58	9.70	0	9.66	9.79	0
	2016	9.24	9.58	0	9.30	9.66	0
	2015	9.71	9.24	0	9.75	9.30	0
	2014	9.70	9.71	0	9.71	9.75	0
	2013[2]	10.00	9.70	0	10.00	9.71	0
Power Income VIT	2018	9.03	8.43	1,477	9.12	8.53	0
	2017	9.15	9.03	1,434	9.22	9.12	0
	2016	9.08	9.15	0	9.13	9.22	0
	2015	9.64	9.08	0	9.68	9.13	0
	2014	10.09	9.64	0	10.10	9.68	0
	2013[2]	10.00	10.09	0	10.00	10.10	0
Probabilities Fund	2018	10.34	8.44	17,449	10.44	8.54	0
	2017	9.28	10.34	16,972	9.35	10.44	0
	2016	9.41	9.28	16,815	9.46	9.35	0
	2015	10.32	9.41	24,038	10.35	9.46	0
	2014	10.19	10.32	23,723	10.21	10.35	0
	2013[3]	10.00	10.19	20,374	10.00	10.21	0
Putnam VT Diversified Income	2018	9.84	9.41	0	9.94	9.52	0
	2017	9.51	9.84	0	9.58	9.94	0
	2016	9.33	9.51	0	9.39	9.58	0
	2015	9.89	9.33	0	9.93	9.39	0
	2014	10.21	9.89	0	10.22	9.93	0
	2013[2]	10.00	10.21	0	10.00	10.22	0
Putnam VT Equity Income	2018	15.32	13.54	4,105	15.47	13.70	0
	2017	13.35	15.32	5,051	13.45	15.47	0
	2016	12.16	13.35	5,169	12.23	13.45	0
	2015	12.98	12.16	6,704	13.03	12.23	0
	2014	11.93	12.98	0	11.95	13.03	0
	2013[2]	10.00	11.93	0	10.00	11.95	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Global Asset Allocation	2018	13.12	11.76	0	13.25	11.90	0
	2017	11.78	13.12	0	11.87	13.25	0
	2016	11.43	11.78	0	11.49	11.87	0
	2015	11.81	11.43	0	11.85	11.49	0
	2014	11.17	11.81	0	11.19	11.85	0
	2013[2]	10.00	11.17	0	10.00	11.19	0
Putnam VT Growth Opportunities	2018	17.42	17.23	0	17.59	17.43	0
	2017	13.77	17.42	0	13.88	17.59	0
	2016	13.39	13.77	0	13.46	13.88	0
	2015	13.72	13.39	0	13.77	13.46	0
	2014	12.46	13.72	0	12.48	13.77	0
	2013[2]	10.00	12.46	0	10.00	12.48	0
Putnam VT High Yield	2018	10.66	9.88	0	10.77	10.00	0
	2017	10.32	10.66	0	10.40	10.77	0
	2016	9.24	10.32	6,431	9.30	10.40	0
	2015	10.11	9.24	6,323	10.15	9.30	0
	2014	10.30	10.11	0	10.32	10.15	0
	2013[2]	10.00	10.30	0	10.00	10.32	0
Putnam VT Income	2018	9.67	9.36	17,065	9.76	9.47	0
	2017	9.47	9.67	16,500	9.55	9.76	0
	2016	9.62	9.47	13,761	9.67	9.55	0
	2015	10.10	9.62	14,482	10.14	9.67	0
	2014	9.82	10.10	16,380	9.84	10.14	0
	2013[2]	10.00	9.82	0	10.00	9.84	0
Putnam VT Multi‑Asset Absolute Return	2018	9.66	8.60	5,915	9.75	8.70	0
	2017	9.35	9.66	5,826	9.42	9.75	0
	2016	9.61	9.35	5,738	9.66	9.42	0
	2015	10.00	9.61	5,637	10.04	9.66	0
	2014	9.96	10.00	0	9.98	10.04	0
	2013[2]	10.00	9.96	0	10.00	9.98	0
Putnam VT Multi-Cap Core (formerly Putnam VT Investors )	2018	16.45	14.68	0	16.62	14.86	0
	2017	13.86	16.45	0	13.97	16.62	0
	2016	12.81	13.86	0	12.88	13.97	0
	2015	13.55	12.81	0	13.60	12.88	0
	2014	12.31	13.55	0	12.34	13.60	0
	2013[2]	10.00	12.31	0	10.00	12.34	0
Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities )	2018	12.99	10.81	0	13.11	10.94	0
	2017	12.45	12.99	0	12.55	13.11	0
	2016	11.16	12.45	0	11.23	12.55	0
	2015	12.50	11.16	0	12.55	11.23	0
	2014	12.09	12.50	0	12.11	12.55	0
	2013[2]	10.00	12.09	0	10.00	12.11	0
Redwood Managed Volatility	2018	11.01	10.33	0	11.06	10.40	0
	2017	10.61	11.01	0	10.63	11.06	0
	2016	9.80	10.61	0	9.80	10.63	0
	2015[6]	10.00	9.80	0	10.00	9.80	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Banking	2018	5.67	4.43	11,453	5.80	4.54	0
	2017	5.22	5.67	7,144	5.33	5.80	0
	2016	4.25	5.22	409	4.32	5.33	0
	2015	4.62	4.25	0	4.69	4.32	0
	2014	4.62	4.62	0	4.69	4.69	0
	2013	3.70	4.62	0	3.75	4.69	0
	2012	3.09	3.70	0	3.12	3.75	0
	2011	4.11	3.09	0	4.14	3.12	0
	2010	3.76	4.11	0	3.78	4.14	0
	2009	4.03	3.76	0	4.05	3.78	0
Rydex VIF Basic Materials	2018	11.74	9.36	0	12.00	9.59	0
	2017	10.00	11.74	3,132	10.21	12.00	0
	2016	7.91	10.00	12,862	8.06	10.21	0
	2015	9.91	7.91	9,699	10.07	8.06	0
	2014	10.44	9.91	16,229	10.59	10.07	0
	2013	10.68	10.44	11,742	10.80	10.59	0
	2012	9.98	10.68	0	10.08	10.80	0
	2011	12.36	9.98	0	12.46	10.08	0
	2010	10.10	12.36	303	10.16	12.46	0
	2009	6.73	10.10	12	6.75	10.16	0
Rydex VIF Biotechnology	2018	27.24	23.83	9,805	27.84	24.41	0
	2017	21.78	27.24	2,893	22.22	27.84	0
	2016	28.07	21.78	7,022	28.58	22.22	0
	2015	26.78	28.07	9,156	27.21	28.58	0
	2014	20.89	26.78	12,543	21.18	27.21	0
	2013	14.02	20.89	8,705	14.19	21.18	0
	2012	10.67	14.02	0	10.78	14.19	0
	2011	9.99	10.67	0	10.07	10.78	0
	2010	9.34	9.99	171	9.40	10.07	0
	2009	8.17	9.34	14	8.20	9.40	0
Rydex VIF Commodities Strategy	2018	2.69	2.21	0	2.75	2.26	0
	2017	2.67	2.69	0	2.72	2.75	0
	2016	2.50	2.67	0	2.55	2.72	0
	2015	3.91	2.50	0	3.97	2.55	0
	2014	6.13	3.91	0	6.22	3.97	0
	2013	6.56	6.13	0	6.64	6.22	0
	2012	6.89	6.56	0	6.96	6.64	0
	2011	7.63	6.89	0	7.70	6.96	0
	2010	7.31	7.63	0	7.36	7.70	0
	2009	6.78	7.31	0	6.81	7.36	0
Rydex VIF Consumer Products	2018	18.04	15.32	3,876	18.44	15.69	0
	2017	16.75	18.04	3,830	17.09	18.44	0
	2016	16.44	16.75	18,192	16.74	17.09	0
	2015	16.02	16.44	21,352	16.28	16.74	0
	2014	14.73	16.02	25,884	14.93	16.28	0
	2013	11.89	14.73	15,477	12.03	14.93	0
	2012	11.28	11.89	0	11.40	12.03	0
	2011	10.27	11.28	0	10.35	11.40	0
	2010	9.06	10.27	0	9.11	10.35	0
	2009	7.87	9.06	0	7.91	9.11	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Dow 2x Strategy	2018	22.98	19.04	2,069	23.49	19.50	0
	2017	15.00	22.98	0	15.31	23.49	0
	2016	11.88	15.00	0	12.10	15.31	0
	2015	12.84	11.88	0	13.05	12.10	0
	2014	11.38	12.84	238	11.54	13.05	0
	2013	7.24	11.38	0	7.33	11.54	0
	2012	6.40	7.24	0	6.46	7.33	0
	2011	6.07	6.40	0	6.12	6.46	0
	2010	5.04	6.07	0	5.07	6.12	0
	2009	3.81	5.04	0	3.89	5.07	0
Rydex VIF Electronics	2018	14.17	11.95	5,104	14.48	12.24	0
	2017	11.19	14.17	5,320	11.42	14.48	0
	2016	9.32	11.19	186	9.49	11.42	0
	2015	9.45	9.32	0	9.60	9.49	0
	2014	7.90	9.45	322	8.01	9.60	0
	2013	6.05	7.90	0	6.13	8.01	0
	2012	6.20	6.05	0	6.26	6.13	0
	2011	7.69	6.20	0	7.75	6.26	0
	2010	7.26	7.69	212	7.31	7.75	0
	2009	4.38	7.26	0	7.09	7.31	0
Rydex VIF Energy	2018	7.11	5.12	0	7.27	5.24	0
	2017	7.85	7.11	0	8.01	7.27	0
	2016	6.18	7.85	9,019	6.30	8.01	0
	2015	9.18	6.18	8,948	9.32	6.30	0
	2014	11.67	9.18	9,030	11.84	9.32	0
	2013	9.79	11.67	5,092	9.90	11.84	0
	2012	9.89	9.79	0	9.99	9.90	0
	2011	10.87	9.89	230	10.96	9.99	0
	2010	9.45	10.87	154	9.51	10.96	0
	2009	7.06	9.45	0	7.09	9.51	0
Rydex VIF Energy Services	2018	4.74	2.49	343	4.85	2.55	0
	2017	6.03	4.74	337	6.15	4.85	0
	2016	5.07	6.03	721	5.16	6.15	0
	2015	7.68	5.07	326	7.81	5.16	0
	2014	11.26	7.68	7,186	11.41	7.81	0
	2013	9.40	11.26	6,505	9.52	11.41	0
	2012	9.70	9.40	0	9.79	9.52	0
	2011	11.06	9.70	0	11.15	9.79	0
	2010	9.08	11.06	148	9.14	11.15	0
	2009	5.79	9.08	0	5.81	9.14	0
Rydex VIF Europe 1.25x Strategy	2018	5.32	4.17	0	5.44	4.27	0
	2017	4.28	5.32	0	4.37	5.44	0
	2016	4.70	4.28	0	4.78	4.37	0
	2015	5.24	4.70	0	5.32	4.78	0
	2014	6.20	5.24	0	6.28	5.32	0
	2013	5.18	6.20	0	5.24	6.28	0
	2012	4.41	5.18	1,139	4.45	5.24	0
	2011	5.37	4.41	0	5.42	4.45	0
	2010	6.23	5.37	0	6.27	5.42	0
	2009	4.76	6.23	0	4.77	6.27	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Financial Services	2018	7.51	6.37	9,950	7.68	6.52	0
	2017	6.73	7.51	6,716	6.86	7.68	0
	2016	6.01	6.73	1,202	6.12	6.86	0
	2015	6.48	6.01	1,673	6.59	6.12	0
	2014	5.96	6.48	0	6.04	6.59	0
	2013	4.84	5.96	0	4.89	6.04	0
	2012	4.08	4.84	0	4.12	4.89	0
	2011	4.96	4.08	0	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
Rydex VIF Government Long Bond 1.2x Strategy	2018	13.79	12.61	0	14.09	12.92	0
	2017	13.02	13.79	0	13.28	14.09	0
	2016	13.52	13.02	6,532	13.77	13.28	0
	2015	14.75	13.52	3,229	14.99	13.77	0
	2014	11.34	14.75	3,996	11.50	14.99	0
	2013	14.36	11.34	0	14.53	11.50	0
	2012	14.42	14.36	0	14.57	14.53	0
	2011	10.55	14.42	0	10.63	14.57	0
	2010	9.92	10.55	0	9.98	10.63	0
	2009	14.99	9.92	0	15.05	9.98	0
Rydex VIF Health Care	2018	17.75	17.36	165	18.15	17.79	0
	2017	14.96	17.75	160	15.26	18.15	0
	2016	17.15	14.96	156	17.46	15.26	0
	2015	16.98	17.15	152	17.25	17.46	0
	2014	14.10	16.98	144	14.30	17.25	0
	2013	10.29	14.10	0	10.42	14.30	0
	2012	9.09	10.29	0	9.19	10.42	0
	2011	8.99	9.09	0	9.06	9.19	0
	2010	8.72	8.99	0	8.77	9.06	0
	2009	7.24	8.72	27	7.27	8.77	0
Rydex VIF High Yield Strategy	2018	10.99	10.52	0	11.03	10.59	0
	2017	10.64	10.99	0	10.67	11.03	0
	2016	9.87	10.64	0	9.87	10.67	0
	2015[6]	10.00	9.87	0	10.00	9.87	0
Rydex VIF Internet	2018	19.71	18.43	0	20.15	18.88	0
	2017	15.23	19.71	124	15.54	20.15	0
	2016	15.10	15.23	0	15.37	15.54	0
	2015	14.42	15.10	202	14.65	15.37	0
	2014	14.64	14.42	0	14.84	14.65	0
	2013	10.02	14.64	0	10.14	14.84	0
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	0
	2010	8.75	10.21	177	8.81	10.30	0
	2009	5.46	8.75	0	5.49	8.81	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse Dow 2x Strategy	2018	0.38	0.37	0	0.39	0.38	0
	2017	0.65	0.38	0	0.66	0.39	0
	2016	0.95	0.65	0	0.97	0.66	0
	2015	1.07	0.95	0	1.09	0.97	0
	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	0	3.54	2.66	0
	2011	4.97	3.50	0	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
Rydex VIF Inverse Government Long Bond Strategy	2018	2.32	2.33	48,574	2.37	2.38	0
	2017	2.64	2.32	58,518	2.69	2.37	0
	2016	2.81	2.64	0	2.86	2.69	0
	2015	2.94	2.81	0	2.99	2.86	0
	2014	4.06	2.94	0	4.12	2.99	0
	2013	3.65	4.06	0	3.69	4.12	0
	2012	4.02	3.65	0	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
Rydex VIF Inverse Mid‑Cap Strategy	2018	1.49	1.59	0	1.52	1.63	0
	2017	1.78	1.49	0	1.82	1.52	0
	2016	2.28	1.78	18,198	2.32	1.82	0
	2015	2.38	2.28	0	2.42	2.32	0
	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2018	1.11	1.05	13,908	1.14	1.07	0
	2017	1.53	1.11	11,476	1.56	1.14	0
	2016	1.75	1.53	8,453	1.78	1.56	0
	2015	2.08	1.75	6,282	2.11	1.78	0
	2014	2.64	2.08	5,647	2.68	2.11	0
	2013	3.86	2.64	5,425	3.91	2.68	0
	2012	4.91	3.86	2,701	4.96	3.91	2,475
	2011	5.65	4.91	146	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	6.10	7.43	0	12.89	7.48	0
Rydex VIF Inverse Russell 2000® Strategy	2018	1.45	1.55	0	1.48	1.59	0
	2017	1.73	1.45	0	1.76	1.48	0
	2016	2.25	1.73	37,466	2.29	1.76	0
	2015	2.32	2.25	0	2.36	2.29	0
	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	0	8.05	5.64	0
	2009	12.34	8.01	0	12.39	8.05	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse S&P 500 Strategy	2018	1.92	1.93	4,114	1.96	1.97	0
	2017	2.40	1.92	16,579	2.45	1.96	0
	2016	2.83	2.40	37,257	2.88	2.45	0
	2015	3.06	2.83	103,955	3.11	2.88	0
	2014	3.70	3.06	1,675	3.76	3.11	0
	2013	5.22	3.70	22,920	5.28	3.76	0
	2012	6.51	5.22	8,608	6.57	5.28	0
	2011	7.41	6.51	0	7.47	6.57	0
	2010	9.23	7.41	0	9.29	7.47	0
	2009	13.19	9.23	0	13.24	9.29	0
Rydex VIF Japan 2x Strategy	2018	12.16	9.05	0	12.43	9.27	0
	2017	8.38	12.16	0	8.55	12.43	0
	2016	7.97	8.38	0	8.11	8.55	0
	2015	7.37	7.97	0	7.48	8.11	0
	2014	9.01	7.37	0	9.14	7.48	0
	2013	5.98	9.01	0	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	439	5.67	6.75	0
Rydex VIF Leisure	2018	14.81	12.38	0	15.14	12.68	0
	2017	12.76	14.81	0	13.02	15.14	0
	2016	12.06	12.76	157	12.27	13.02	0
	2015	12.44	12.06	236	12.64	12.27	0
	2014	11.98	12.44	0	12.15	12.64	0
	2013	8.71	11.98	0	8.81	12.15	0
	2012	7.43	8.71	0	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	0
	2009	4.51	5.96	0	4.53	6.00	0
Rydex VIF Mid-Cap 1.5x Strategy	2018	18.91	14.73	363	19.33	15.08	0
	2017	15.99	18.91	2,494	16.31	19.33	0
	2016	12.77	15.99	2,452	13.00	16.31	0
	2015	13.98	12.77	1,974	14.21	13.00	0
	2014	12.93	13.98	335	13.11	14.21	0
	2013	8.91	12.93	325	9.02	13.11	0
	2012	7.42	8.91	449	7.49	9.02	0
	2011	8.31	7.42	625	8.37	7.49	0
	2010	6.25	8.31	881	6.29	8.37	0
	2009	4.25	6.25	204	4.26	6.29	0
Rydex VIF NASDAQ-100®	2018	22.83	21.66	5,373	23.34	22.18	0
	2017	18.02	22.83	131	18.39	23.34	0
	2016	17.60	18.02	2,123	17.92	18.39	0
	2015	16.84	17.60	3,235	17.11	17.92	0
	2014	14.84	16.84	1,482	15.05	17.11	0
	2013	11.41	14.84	2,166	11.54	15.05	0
	2012	10.11	11.41	0	10.21	11.54	0
	2011	10.25	10.11	0	10.33	10.21	0
	2010	8.95	10.25	352	9.00	10.33	0
	2009	6.10	8.95	163	6.12	9.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF NASDAQ-100® 2x Strategy	2018	45.66	40.00	0	46.68	40.97	0
	2017	27.89	45.66	1,094	28.45	46.68	0
	2016	26.34	27.89	1,403	26.81	28.45	0
	2015	23.78	26.34	2,277	24.17	26.81	0
	2014	18.02	23.78	2,920	18.27	24.17	0
	2013	10.35	18.02	0	10.47	18.27	0
	2012	7.99	10.35	0	8.07	10.47	0
	2011	8.32	7.99	0	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	348	3.00	6.33	0
Rydex VIF Nova	2018	16.38	14.19	0	16.74	14.53	0
	2017	12.86	16.38	0	13.12	16.74	0
	2016	11.51	12.86	3,882	11.71	13.12	0
	2015	12.00	11.51	4,719	12.19	11.71	0
	2014	10.47	12.00	0	10.62	12.19	0
	2013	7.27	10.47	0	7.36	10.62	0
	2012	6.16	7.27	0	6.22	7.36	0
	2011	6.45	6.16	787	6.50	6.22	0
	2010	5.57	6.45	828	5.60	6.50	0
	2009	4.25	5.57	570	4.27	5.60	0
Rydex VIF Precious Metals	2018	4.37	3.52	15,041	4.47	3.61	15
	2017	4.23	4.37	0	4.31	4.47	14
	2016	2.64	4.23	9,737	2.69	4.31	14
	2015	3.93	2.64	1,884	4.00	2.69	106
	2014	4.92	3.93	20,882	4.99	4.00	1,468
	2013	9.46	4.92	27,163	9.57	4.99	1,447
	2012	10.21	9.46	2,373	10.31	9.57	1,835
	2011	13.92	10.21	199	14.03	10.31	1,921
	2010	10.44	13.92	287	10.50	14.03	2,016
	2009	7.23	10.44	11	7.26	10.50	0
Rydex VIF Real Estate	2018	8.62	7.72	3,431	8.81	7.90	0
	2017	8.37	8.62	0	8.53	8.81	0
	2016	7.86	8.37	0	8.00	8.53	0
	2015	8.35	7.86	385	8.48	8.00	0
	2014	7.14	8.35	4,573	7.24	8.48	0
	2013	7.11	7.14	0	7.20	7.24	0
	2012	6.22	7.11	0	6.28	7.20	0
	2011	6.30	6.22	0	6.35	6.28	0
	2010	5.22	6.30	0	5.25	6.35	0
	2009	4.31	5.22	0	4.33	5.25	0
Rydex VIF Retailing	2018	14.11	13.19	2,075	14.43	13.52	0
	2017	12.95	14.11	0	13.21	14.43	0
	2016	13.36	12.95	0	13.61	13.21	0
	2015	14.02	13.36	1,093	14.25	13.61	0
	2014	13.36	14.02	2,496	13.54	14.25	0
	2013	10.18	13.36	1,989	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	261	8.94	9.11	0
	2010	7.34	8.87	0	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Russell 2000® 1.5x Strategy	2018	14.19	11.02	0	14.50	11.29	0
	2017	12.24	14.19	0	12.48	14.50	0
	2016	9.71	12.24	0	9.89	12.48	0
	2015	11.06	9.71	0	11.23	9.89	0
	2014	10.97	11.06	0	11.13	11.23	0
	2013	7.16	10.97	0	7.25	11.13	0
	2012	6.07	7.16	0	6.13	7.25	0
	2011	7.16	6.07	781	7.21	6.13	0
	2010	5.37	7.16	251	5.41	7.21	0
	2009	4.17	5.37	226	4.19	5.41	0
Rydex VIF Russell 2000® 2x Strategy	2018	12.34	8.80	0	12.62	9.01	0
	2017	10.12	12.34	0	10.32	12.62	0
	2016	7.58	10.12	0	7.72	10.32	0
	2015	9.04	7.58	0	9.19	7.72	0
	2014	8.89	9.04	0	9.02	9.19	0
	2013	4.96	8.89	0	5.02	9.02	0
	2012	3.97	4.96	616	4.01	5.02	0
	2011	5.10	3.97	0	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
Rydex VIF S&P 500 2x Strategy	2018	17.70	14.46	0	18.09	14.81	0
	2017	12.77	17.70	0	13.02	18.09	0
	2016	10.98	12.77	0	11.18	13.02	0
	2015	11.55	10.98	0	11.74	11.18	0
	2014	9.59	11.55	3,765	9.73	11.74	0
	2013	5.88	9.59	0	5.96	9.73	0
	2012	4.71	5.88	486	4.76	5.96	0
	2011	5.07	4.71	0	5.11	4.76	0
	2010	4.19	5.07	0	4.21	5.11	0
	2009	2.96	4.19	0	2.97	4.21	0
Rydex VIF S&P 500 Pure Growth	2018	18.02	16.42	5,063	18.42	16.82	0
	2017	14.99	18.02	3,569	15.29	18.42	0
	2016	15.13	14.99	3,400	15.40	15.29	0
	2015	15.49	15.13	12,813	15.74	15.40	0
	2014	14.26	15.49	2,930	14.46	15.74	461
	2013	10.45	14.26	2,663	10.57	14.46	447
	2012	9.54	10.45	0	9.64	10.57	0
	2011	9.99	9.54	3,331	10.07	9.64	0
	2010	8.27	9.99	182	8.32	10.07	0
	2009	5.81	8.27	172	5.84	8.32	0
Rydex VIF S&P 500 Pure Value	2018	14.26	11.94	4,913	14.58	12.23	0
	2017	12.74	14.26	8,708	13.00	14.58	0
	2016	11.23	12.74	0	11.44	13.00	0
	2015	12.83	11.23	133	13.04	11.44	0
	2014	11.97	12.83	6,530	12.14	13.04	0
	2013	8.53	11.97	617	8.63	12.14	0
	2012	7.22	8.53	0	7.30	8.63	0
	2011	7.72	7.22	4,430	7.78	7.30	0
	2010	6.64	7.72	0	6.68	7.78	0
	2009	4.55	6.64	221	4.56	6.68	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P MidCap 400 Pure Growth	2018	18.01	14.82	3,141	18.41	15.18	0
	2017	15.70	18.01	252	16.02	18.41	0
	2016	15.82	15.70	245	16.11	16.02	0
	2015	16.17	15.82	245	16.43	16.11	0
	2014	17.00	16.17	327	17.24	16.43	0
	2013	13.12	17.00	231	13.28	17.24	0
	2012	11.71	13.12	0	11.82	13.28	0
	2011	12.20	11.71	0	12.29	11.82	0
	2010	9.52	12.20	0	9.58	12.29	0
	2009	6.28	9.52	0	6.31	9.58	0
Rydex VIF S&P MidCap 400 Pure Value	2018	13.67	10.70	3,801	13.97	10.96	0
	2017	12.51	13.67	2,769	12.76	13.97	0
	2016	10.04	12.51	2,823	10.23	12.76	0
	2015	11.80	10.04	0	11.99	10.23	0
	2014	11.44	11.80	0	11.60	11.99	0
	2013	8.72	11.44	0	8.83	11.60	0
	2012	7.72	8.72	0	7.79	8.83	0
	2011	8.60	7.72	0	8.67	7.79	0
	2010	7.41	8.60	0	7.45	8.67	0
	2009	4.94	7.41	149	4.96	7.45	0
Rydex VIF S&P SmallCap 600 Pure Growth	2018	16.72	14.69	1,542	17.09	15.05	0
	2017	14.91	16.72	1,038	15.21	17.09	0
	2016	13.00	14.91	952	13.24	15.21	0
	2015	13.51	13.00	5,363	13.73	13.24	0
	2014	13.98	13.51	819	14.18	13.73	0
	2013	10.24	13.98	3,337	10.37	14.18	0
	2012	9.58	10.24	792	9.68	10.37	2,779
	2011	9.58	9.58	0	9.66	9.68	0
	2010	7.91	9.58	0	7.96	9.66	3,490
	2009	6.11	7.91	0	6.14	7.96	0
Rydex VIF S&P SmallCap 600 Pure Value	2018	11.16	8.56	2,154	11.40	8.77	0
	2017	11.58	11.16	1,220	11.81	11.40	0
	2016	9.10	11.58	1,302	9.26	11.81	0
	2015	10.89	9.10	1,747	11.07	9.26	0
	2014	11.13	10.89	1,563	11.29	11.07	0
	2013	8.07	11.13	2,260	8.16	11.29	0
	2012	6.94	8.07	370	7.00	8.16	0
	2011	7.93	6.94	0	7.99	7.00	0
	2010	6.56	7.93	0	6.60	7.99	0
	2009	4.18	6.56	0	4.20	6.60	0
Rydex VIF Strengthening Dollar 2x Strategy	2018	5.34	5.77	0	5.46	5.91	0
	2017	6.71	5.34	0	6.84	5.46	0
	2016	6.49	6.71	0	6.61	6.84	0
	2015	5.93	6.49	0	6.02	6.61	0
	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	0	5.39	5.06	0
	2012	5.88	5.32	0	5.94	5.39	0
	2011	6.36	5.88	0	6.41	5.94	0
	2010	6.89	6.36	0	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Technology	2018	15.80	15.04	0	16.15	15.40	0
	2017	12.33	15.80	0	12.58	16.15	0
	2016	11.49	12.33	0	11.70	12.58	0
	2015	11.77	11.49	0	11.96	11.70	0
	2014	11.04	11.77	247	11.20	11.96	0
	2013	8.44	11.04	0	8.55	11.20	0
	2012	7.81	8.44	0	7.88	8.55	0
	2011	8.90	7.81	264	8.97	7.88	0
	2010	8.22	8.90	0	8.27	8.97	0
	2009	5.47	8.22	0	5.49	8.27	0
Rydex VIF Telecommunications	2018	7.42	6.79	3,958	7.58	6.95	0
	2017	7.25	7.42	0	7.40	7.58	0
	2016	6.40	7.25	0	6.51	7.40	0
	2015	7.10	6.40	0	7.21	6.51	0
	2014	7.16	7.10	0	7.26	7.21	0
	2013	6.31	7.16	0	6.39	7.26	0
	2012	6.23	6.31	0	6.29	6.39	0
	2011	7.53	6.23	0	7.59	6.29	0
	2010	6.81	7.53	0	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	0
Rydex VIF Transportation	2018	15.08	11.65	0	15.42	11.93	0
	2017	12.79	15.08	0	13.05	15.42	0
	2016	11.47	12.79	0	11.68	13.05	0
	2015	13.82	11.47	0	14.05	11.68	0
	2014	11.65	13.82	0	11.82	14.05	0
	2013	8.01	11.65	0	8.10	11.82	0
	2012	7.05	8.01	0	7.12	8.10	0
	2011	8.21	7.05	0	8.27	7.12	0
	2010	6.84	8.21	0	6.88	8.27	0
	2009	6.03	6.84	0	6.06	6.88	0
Rydex VIF U.S. Government Money Market	2018	7.18	6.98	133,768	7.34	7.15	77
	2017	7.43	7.18	121,254	7.58	7.34	74
	2016	7.69	7.43	119,105	7.83	7.58	72
	2015	7.96	7.69	133,914	8.09	7.83	396
	2014	8.24	7.96	85,377	8.36	8.09	5,512
	2013	8.53	8.24	139,544	8.64	8.36	5,430
	2012	8.83	8.53	244,709	8.92	8.64	5,349
	2011	9.14	8.83	12,990	9.22	8.92	11,435
	2010	9.47	9.14	4,279	9.52	9.22	14,382
	2009	9.79	9.47	15,410	9.83	9.52	21,855
Rydex VIF Utilities	2018	13.21	13.25	11,054	13.51	13.57	0
	2017	12.32	13.21	8,250	12.57	13.51	0
	2016	10.96	12.32	2,279	11.16	12.57	0
	2015	12.25	10.96	1,348	12.45	11.16	0
	2014	10.32	12.25	0	10.46	12.45	0
	2013	9.40	10.32	0	9.51	10.46	0
	2012	9.62	9.40	0	9.72	9.51	0
	2011	8.56	9.62	0	8.63	9.72	0
	2010	8.29	8.56	0	8.34	8.63	0
	2009	7.54	8.29	0	7.57	8.34	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Weakening Dollar 2x Strategy	2018	4.92	4.20	0	5.03	4.30	0
	2017	4.27	4.92	0	4.35	5.03	0
	2016	4.84	4.27	0	4.93	4.35	0
	2015	6.02	4.84	0	6.12	4.93	0
	2014	7.98	6.02	0	8.10	6.12	0
	2013	8.50	7.98	0	8.60	8.10	0
	2012	8.73	8.50	0	8.82	8.60	0
	2011	9.39	8.73	0	9.46	8.82	0
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
SEI VP Balanced Strategy	2018	10.29	9.26	113,917	10.36	9.35	0
	2017	9.57	10.29	0	9.62	10.36	0
	2016	9.27	9.57	0	9.30	9.62	0
	2015	9.93	9.27	0	9.94	9.30	0
	2014[4]	10.00	9.93	0	10.00	9.94	0
SEI VP Conservative Strategy	2018	9.65	9.11	0	9.73	9.20	0
	2017	9.53	9.65	0	9.58	9.73	0
	2016	9.51	9.53	0	9.54	9.58	0
	2015	9.89	9.51	0	9.90	9.54	0
	2014[4]	10.00	9.89	0	10.00	9.90	0
SEI VP Defensive Strategy	2018	9.20	8.80	0	9.27	8.89	0
	2017	9.30	9.20	0	9.35	9.27	0
	2016	9.43	9.30	0	9.46	9.35	0
	2015	9.81	9.43	289	9.82	9.46	0
	2014[4]	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2018	10.56	9.37	0	10.64	9.46	0
	2017	9.61	10.56	1,064	9.66	10.64	0
	2016	9.26	9.61	4,312	9.29	9.66	0
	2015	9.95	9.26	4,185	9.96	9.29	0
	2014[4]	10.00	9.95	0	10.00	9.96	0
SEI VP Market Plus Strategy	2018	11.13	9.64	0	11.21	9.73	0
	2017	9.73	11.13	0	9.78	11.21	0
	2016	9.31	9.73	0	9.34	9.78	0
	2015	10.02	9.31	0	10.04	9.34	0
	2014[4]	10.00	10.02	0	10.00	10.04	0
SEI VP Moderate Strategy	2018	10.20	9.45	0	10.27	9.54	0
	2017	9.77	10.20	0	9.82	10.27	0
	2016	9.54	9.77	0	9.57	9.82	0
	2015	10.00	9.54	0	10.01	9.57	0
	2014[4]	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2018	20.67	20.30	14,575	20.95	20.61	0
	2017	15.75	20.67	9,571	15.93	20.95	0
	2016	16.22	15.75	9,844	16.37	15.93	0
	2015	15.15	16.22	5,285	15.27	16.37	0
	2014	14.41	15.15	4,659	14.49	15.27	0
	2013	10.59	14.41	1,392	10.63	14.49	0
	2012	9.30	10.59	1,091	9.31	10.63	0
	2011[1]	10.00	9.30	0	10.00	9.31	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
T. Rowe Price Equity Income	2018	15.26	13.31	30,116	15.47	13.52	0
	2017	13.65	15.26	26,494	13.81	15.47	0
	2016	11.89	13.65	33,271	12.00	13.81	0
	2015	13.25	11.89	57,297	13.35	12.00	0
	2014	12.80	13.25	53,046	12.87	13.35	0
	2013	10.24	12.80	43,047	10.28	12.87	0
	2012	9.07	10.24	16,745	9.08	10.28	0
	2011[1]	10.00	9.07	0	10.00	9.08	0
T. Rowe Price Health Sciences	2018	25.52	24.87	7,625	25.87	25.26	704
	2017	20.75	25.52	4,792	20.99	25.87	744
	2016	24.06	20.75	4,861	24.29	20.99	786
	2015	22.14	24.06	5,298	22.31	24.29	837
	2014	17.47	22.14	5,556	17.56	22.31	257
	2013	12.01	17.47	0	12.05	17.56	249
	2012	9.49	12.01	0	9.50	12.05	0
	2011[1]	10.00	9.49	0	10.00	9.50	0
T. Rowe Price Limited‑Term Bond	2018	8.36	8.15	1,961	8.47	8.28	0
	2017	8.58	8.36	1,903	8.68	8.47	0
	2016	8.79	8.58	20,953	8.87	8.68	0
	2015	9.09	8.79	33,945	9.16	8.87	0
	2014	9.37	9.09	35,672	9.43	9.16	0
	2013	9.71	9.37	42,322	9.75	9.43	0
	2012	9.82	9.71	11,374	9.83	9.75	0
	2011[1]	10.00	9.82	0	10.00	9.83	0
Templeton Developing Markets VIP Fund	2018	17.57	14.29	14,270	17.89	14.58	19
	2017	12.95	17.57	10,942	13.16	17.89	18
	2016	11.41	12.95	9,454	11.58	13.16	18
	2015	14.70	11.41	6,679	14.88	11.58	138
	2014	16.61	14.70	13,339	16.78	14.88	2,852
	2013	17.35	16.61	10,092	17.49	16.78	2,796
	2012	15.87	17.35	676	15.97	17.49	2,108
	2011	19.52	15.87	0	19.60	15.97	0
	2010	17.18	19.52	0	17.22	19.60	1,183
	2009	10.30	17.18	0	10.31	17.22	0
Templeton Foreign VIP Fund	2018	15.85	12.95	23,028	16.14	13.21	0
	2017	14.06	15.85	21,026	14.29	16.14	0
	2016	13.58	14.06	18,593	13.77	14.29	0
	2015	15.03	13.58	13,083	15.22	13.77	0
	2014	17.51	15.03	15,999	17.69	15.22	0
	2013	14.74	17.51	6,966	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	0	14.30	15.01	0
	2009	10.78	14.27	0	10.78	14.30	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Templeton Global Bond VIP Fund	2018	9.12	8.98	25,203	9.24	9.12	0
	2017	9.26	9.12	23,683	9.37	9.24	0
	2016	9.31	9.26	30,076	9.40	9.37	0
	2015	10.07	9.31	24,035	10.15	9.40	0
	2014	10.24	10.07	17,298	10.29	10.15	0
	2013	10.43	10.24	2,965	10.46	10.29	0
	2012	9.38	10.43	0	9.39	10.46	0
	2011[1]	10.00	9.38	0	10.00	9.39	0
Templeton Growth VIP Fund	2018	12.86	10.58	0	13.03	10.74	0
	2017	11.23	12.86	0	11.36	13.03	0
	2016	10.61	11.23	0	10.71	11.36	0
	2015	11.74	10.61	0	11.83	10.71	0
	2014	12.50	11.74	509	12.57	11.83	0
	2013	9.89	12.50	0	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	2011[1]	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2018	10.97	8.44	0	11.12	8.58	0
	2017	10.00	10.97	0	10.12	11.12	0
	2016	9.22	10.00	0	9.31	10.12	0
	2015	10.48	9.22	0	10.56	9.31	0
	2014	10.39	10.48	0	10.45	10.56	0
	2013	9.04	10.39	0	9.07	10.45	0
	2012	7.35	9.04	0	7.36	9.07	0
	2011[1]	10.00	7.35	0	10.00	7.36	0
TOPS® Aggressive Growth ETF	2018	10.84	9.40	0	10.84	9.42	0
	2017[8]	10.00	10.84	0	10.00	10.84	0
TOPS® Balanced ETF	2018	10.35	9.41	0	10.35	9.44	0
	2017[8]	10.00	10.35	0	10.00	10.35	0
TOPS® Conservative ETF	2018	10.16	9.56	0	10.17	9.59	0
	2017[8]	10.00	10.16	0	10.00	10.17	0
TOPS® Growth ETF	2018	10.70	9.41	0	10.71	9.44	0
	2017[8]	10.00	10.70	0	10.00	10.71	0
TOPS® Managed Risk Balanced ETF	2018	10.34	9.42	0	10.35	9.45	0
	2017[8]	10.00	10.34	0	10.00	10.35	0
TOPS® Managed Risk Growth ETF	2018	10.72	9.50	0	10.73	9.52	0
	2017[8]	10.00	10.72	0	10.00	10.73	0
TOPS® Managed Risk Moderate Growth ETF	2018	10.52	9.47	0	10.52	9.50	0
	2017[8]	10.00	10.52	0	10.00	10.52	0
TOPS® Moderate Growth ETF	2018	10.50	9.48	0	10.51	9.51	0
	2017[8]	10.00	10.50	0	10.00	10.51	0
VanEck VIP Global Gold	2018	7.93	6.39	0	8.01	6.46	0
	2017	7.28	7.93	0	7.33	8.01	0
	2016	5.09	7.28	0	5.12	7.33	0
	2015	6.95	5.09	1,482	6.98	5.12	0
	2014	7.66	6.95	0	7.67	6.98	0
	2013[3]	10.00	7.66	0	10.00	7.67	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
VanEck VIP Global Hard Assets	2018	5.18	3.58	17,289	5.25	3.64	0
	2017	5.47	5.18	19,641	5.53	5.25	0
	2016	3.95	5.47	19,197	3.99	5.53	0
	2015	6.16	3.95	13,946	6.20	3.99	0
	2014	7.90	6.16	13,366	7.95	6.20	0
	2013	7.42	7.90	3,035	7.44	7.95	0
	2012	7.45	7.42	0	7.46	7.44	0
	2011[1]	10.00	7.45	0	10.00	7.46	0
Vanguard® VIF Balanced	2018	11.52	10.71	2,513	11.57	10.78	0
	2017	10.44	11.52	2,115	10.46	11.57	0
	2016	9.77	10.44	0	9.78	10.46	0
	2015[6]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF Capital Growth	2018	12.99	12.35	0	13.04	12.42	0
	2017	10.48	12.99	0	10.50	13.04	0
	2016	9.82	10.48	0	9.82	10.50	0
	2015[6]	10.00	9.82	0	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2018	10.71	9.99	0	10.75	10.06	0
	2017	10.03	10.71	0	10.06	10.75	0
	2016	9.84	10.03	0	9.84	10.06	0
	2015[6]	10.00	9.84	0	10.00	9.84	0
Vanguard® VIF Diversified Value	2018	11.47	10.03	0	11.52	10.09	0
	2017	10.54	11.47	0	10.56	11.52	0
	2016	9.69	10.54	0	9.70	10.56	0
	2015[6]	10.00	9.69	0	10.00	9.70	0
Vanguard® VIF Equity Income	2018	12.32	11.15	9,857	12.37	11.22	0
	2017	10.83	12.32	9,599	10.85	12.37	0
	2016	9.78	10.83	9,715	9.78	10.85	0
	2015[6]	10.00	9.78	0	10.00	9.78	0
Vanguard® VIF Equity Index	2018	12.27	11.27	20,502	12.32	11.35	0
	2017	10.48	12.27	18,388	10.51	12.32	0
	2016	9.74	10.48	18,203	9.75	10.51	0
	2015[6]	10.00	9.74	0	10.00	9.75	0
Vanguard® VIF Growth	2018	11.84	11.42	0	11.90	11.49	0
	2017	9.40	11.84	0	9.42	11.90	0
	2016	9.88	9.40	0	9.88	9.42	0
	2015[6]	10.00	9.88	0	10.00	9.88	0
Vanguard® VIF High Yield Bond	2018	10.78	10.09	0	10.83	10.15	0
	2017	10.47	10.78	10,162	10.50	10.83	0
	2016	9.77	10.47	87	9.78	10.50	0
	2015[6]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF International	2018	13.05	10.97	7,587	13.10	11.04	0
	2017	9.50	13.05	6,707	9.53	13.10	0
	2016	9.70	9.50	6,595	9.70	9.53	0
	2015[6]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2018	11.92	10.40	25,444	11.98	10.47	0
	2017	10.41	11.92	7,946	10.43	11.98	0
	2016	9.73	10.41	6,575	9.74	10.43	0
	2015[6]	10.00	9.73	0	10.00	9.74	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Vanguard® VIF Moderate Allocation	2018	11.19	10.24	3,323	11.24	10.30	0
	2017	10.13	11.19	3,225	10.16	11.24	0
	2016	9.79	10.13	3,129	9.79	10.16	0
	2015[6]	10.00	9.79	0	10.00	9.79	0
Vanguard® VIF Real Estate Index	2018	10.66	9.71	4,823	10.70	9.77	0
	2017	10.57	10.66	5,333	10.60	10.70	0
	2016	10.14	10.57	3,879	10.14	10.60	0
	2015[6]	10.00	10.14	0	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2018	9.62	9.36	8,499	9.66	9.41	0
	2017	9.80	9.62	2,138	9.82	9.66	0
	2016	9.91	9.80	2,276	9.91	9.82	0
	2015[6]	10.00	9.91	0	10.00	9.91	0
Vanguard® VIF Small Company Growth	2018	12.74	11.37	4,847	12.80	11.44	0
	2017	10.73	12.74	1,350	10.75	12.80	0
	2016	9.70	10.73	0	9.70	10.75	0
	2015[6]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2018	9.74	9.36	49,377	9.78	9.42	0
	2017	9.78	9.74	14,348	9.81	9.78	0
	2016	9.92	9.78	14,521	9.93	9.81	0
	2015[6]	10.00	9.92	0	10.00	9.93	0
Vanguard® VIF Total Stock Market Index	2018	12.26	11.17	3,614	12.32	11.24	0
	2017	10.54	12.26	3,507	10.56	12.32	0
	2016	9.73	10.54	984	9.73	10.56	0
	2015[6]	10.00	9.73	0	10.00	9.73	0
Virtus Duff & Phelps International Series	2018	8.45	6.80	31,334	8.53	6.88	0
	2017	7.55	8.45	28,767	7.60	8.53	0
	2016	7.94	7.55	27,495	7.98	7.60	0
	2015	9.18	7.94	18,533	9.21	7.98	0
	2014	9.89	9.18	18,155	9.90	9.21	0
	2013[3]	10.00	9.89	9,440	10.00	9.90	0
Virtus Duff & Phelps Real Estate Securities Series	2018	11.69	10.55	5,076	11.80	10.67	0
	2017	11.42	11.69	11,430	11.50	11.80	0
	2016	11.06	11.42	11,205	11.12	11.50	0
	2015	11.19	11.06	12,247	11.22	11.12	0
	2014	8.80	11.19	10,294	8.81	11.22	0
	2013[3]	10.00	8.80	2,495	10.00	8.81	0
Virtus KAR Small-Cap Growth Series	2018	18.18	19.61	1,973	18.32	19.80	0
	2017	13.36	18.18	0	13.43	18.32	0
	2016	10.98	13.36	0	11.02	13.43	0
	2015	11.29	10.98	0	11.30	11.02	0
	2014[4]	10.00	11.29	0	10.00	11.30	0
Virtus Newfleet Multi-Sector Intermediate Bond Series	2018	9.87	9.29	9,496	9.97	9.39	0
	2017	9.58	9.87	7,627	9.65	9.97	0
	2016	9.07	9.58	6,691	9.12	9.65	0
	2015	9.51	9.07	4,264	9.54	9.12	0
	2014	9.66	9.51	943	9.67	9.54	0
	2013[3]	10.00	9.66	0	10.00	9.67	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Virtus Strategic Allocation Series	2018	11.61	10.55	0	11.72	10.67	0
	2017	10.10	11.61	0	10.18	11.72	0
	2016	10.37	10.10	0	10.43	10.18	0
	2015	11.35	10.37	0	11.38	10.43	0
	2014	10.92	11.35	0	10.94	11.38	0
	2013[3]	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2018	14.94	13.29	0	15.09	13.45	0
	2017	12.42	14.94	0	12.51	15.09	0
	2016	12.02	12.42	0	12.10	12.51	0
	2015	12.43	12.02	0	12.48	12.10	0
	2014	11.87	12.43	0	11.89	12.48	0
	2013[2]	10.00	11.87	0	10.00	11.89	0
VY Clarion Global Real Estate Portfolio	2018	10.62	9.35	1,221	10.72	9.46	0
	2017	9.95	10.62	1,791	10.03	10.72	0
	2016	10.26	9.95	225	10.32	10.03	0
	2015	10.82	10.26	220	12.00	10.32	0
	2014	9.86	10.82	456	9.87	12.00	0
	2013[2]	10.00	9.86	0	10.00	9.87	0
VY Clarion Real Estate Portfolio	2018	12.11	10.79	1,670	12.23	10.92	0
	2017	11.94	12.11	1,431	12.03	12.23	0
	2016	11.87	11.94	1,438	11.94	12.03	0
	2015	11.96	11.87	896	10.86	11.94	0
	2014	9.54	11.96	0	9.56	10.86	0
	2013[2]	10.00	9.54	0	10.00	9.56	0
Wells Fargo International Equity VT	2018	11.10	8.87	0	11.25	9.01	0
	2017	9.24	11.10	0	9.35	11.25	0
	2016	9.26	9.24	0	9.35	9.35	0
	2015	9.41	9.26	0	9.49	9.35	0
	2014	10.30	9.41	0	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	2011[1]	10.00	8.13	0	10.00	8.15	0
Wells Fargo Omega Growth VT	2018	16.50	15.98	0	16.72	16.23	17
	2017	12.69	16.50	0	12.84	16.72	16
	2016	13.07	12.69	0	13.19	12.84	16
	2015	13.35	13.07	0	13.45	13.19	122
	2014	13.30	13.35	0	13.37	13.45	1,687
	2013	9.84	13.30	0	9.88	13.37	1,662
	2012	8.46	9.84	0	8.47	9.88	1,638
	2011[1]	10.00	8.46	0	10.00	8.47	0
Wells Fargo Opportunity VT	2018	16.25	14.58	291	16.61	14.93	0
	2017	13.97	16.25	282	14.25	16.61	0
	2016	12.88	13.97	274	13.12	14.25	0
	2015	13.76	12.88	266	13.98	13.12	0
	2014	12.90	13.76	0	13.08	13.98	343
	2013	10.22	12.90	0	10.34	13.08	333
	2012	9.16	10.22	0	9.25	10.34	1,248
	2011	10.03	9.16	0	10.11	9.25	0
	2010	8.39	10.03	0	8.44	10.11	0
	2009	5.88	8.39	0	9.50	8.44	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Western Asset Variable Global High Yield Bond	2018	10.17	9.42	0	10.27	9.53	0
	2017	9.71	10.17	0	9.79	10.27	0
	2016	8.71	9.71	0	8.76	9.79	0
	2015	9.60	8.71	0	9.64	8.76	0
	2014	10.09	9.60	0	10.11	9.64	0
	2013[2]	10.00	10.09	0	10.00	10.11	0
1   For the period April 18, 2011 (date of inception) to December 31, 2011
2 .    For the period February 1, 2013 (the date first publicly offered) to December 31, 2013.
3 .    For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
4 .    For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
5   For the period July 1, 2014 (the date first publicly offered) to December 31, 2014.
6   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
7   Effective August 18, 2017, the Subaccount began investing in Class 3 of 7Twelve™ Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect the investment in Class 4 of 7Twelve™ Balanced Portfolio.
9   For the period August 18, 2017 (the date first publicly offered) to December 31, 2017.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2019

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013B (PRS)	32-70130-02 2019/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461
This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Mid Cap Value[2]
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I.
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2019

V7013B (PRS)	Protected by U.S. Patent No. 7,251,623 B1.	32-70130-02 2018/12/__

•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I.
•	Dimensional VA Equity Allocation
•	Dimensional VA Global Bond Portfolio
•	Dimensional VA Global Moderate Allocation
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short-Term Fixed Portfolio
•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP)
•	DWS Core Equity VIP (formerly Deutsche Core Equity VIP)
•	DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP)
•	DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)
•	DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP)
•	DWS High Income VIP (formerly Deutsche High Income VIP)
•	DWS International Growth VIP (formerly Deutsche International Growth VIP)
•	DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP)
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond
•	Ivy VIP Global Equity Income
2

•	Ivy VIP Global Growth
•	Ivy VIP Growth
•	Ivy VIP High Income
•	Ivy VIP International Core Equity
•	Ivy VIP Limited-Term Bond
•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
•	Ivy VIP Science and Technology
•	Ivy VIP Securian Real Estate Securities
•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth
•	Ivy VIP Value
•	Janus Henderson VIT Enterprise
•	Janus Henderson VIT Forty
•	Janus Henderson VIT Mid Cap Value
•	Janus Henderson VIT Overseas
•	Janus Henderson VIT Research
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Sustainable Equity
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Global Bond Opportunities (formerly PIMCO VIT Global Bond (Unhedged))
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged))
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Multi‑Asset Absolute Return
•	Putnam VT Multi-Cap Core (formerly Putnam VT Investors)
•	Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities)
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
3

•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Global Bond Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth[3]
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total International Stock Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small-Cap Growth Series
•	Virtus Newfleet Multi-Sector Intermediate Bond Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The American Century VP Mid Cap Value Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2015. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2015, you may not allocate Purchase Payments or transfer your Contract Value to the American Century VP Mid Cap Value Subaccount.

3
The Vanguard® VIF Small Company Growth Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2019. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2019, you may not allocate Purchase Payments or transfer your Contract Value to the Vanguard® VIF Small Company Growth Subaccount.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2019, which has been filed with the SEC contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page  48 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1‑800‑888‑2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Fist Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we”, “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
7

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
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Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%.  The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
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Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

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Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.20%
Annual Administration Charge[2]	0.25%
Return of Premium Death Benefit Rider Charge[3]	0.35%
Total Separate Account Annual Expenses	0.80%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2   This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3   The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before February 1, 2013.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.11%	48.64%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.11%	2.20%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2018, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2018. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2020.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the administration charge of 0.25% and the Return of Premium Death Benefit rider charge for Contracts issued on or after February 1, 2013) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$303	$6,405	$8,288	$9,085

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$ 93	$ 290	$ 504	$1,120

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Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
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Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class (if applicable), a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at its Administrative Office.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0.25% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
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Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub‑adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that
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will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability. Our most recently available audited statutory financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497, or by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will
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be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within six months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall calculate the death benefit as set forth under “How do you calculate the death benefit?” above.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the
16

Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations.  If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for  scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts and the effective date on which the Subaccounts were closed or will close.
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Closed Subaccount	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Vanguard VIF Small Company Growth	May 1, 2019

In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount.
If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, those automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VIP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

•
If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be
18

on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset
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Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
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If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value[1], American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio,  Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT High Yield, PIMCO VIT International Bond (Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Multi‑Asset Absolute Return, Putnam VT Multi-Cap Core, Putnam VT Small Cap Growth
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth[2], Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days

24

Subaccount	Transfer Block Restriction (# of Calendar Days)
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   You may transfer Contract Value to the American Century VP Mid Cap Value Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2015.
2   You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these
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detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined
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by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described here in). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.”
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.20% and the administration charge of 0.25% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following
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Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally, 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
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Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
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If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within six months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not restrict the calculation of the death benefit to the Contract Value as described above.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
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Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is 0.25%.  The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically
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upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are
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available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
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Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by
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$1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation
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of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits
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to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described
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in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003‑91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003‑91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003‑91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is
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taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
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Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of
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the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($103,000 to $123,000 for a married couple filing a joint return and $64,000 to $74,000 for a single tax-payer in 2019). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $193,000 and $203,000 (for 2019). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same
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contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for tax-payers with $122,000 to $137,000 in adjusted gross income for 2019 ($193,000 to $203,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to
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such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
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Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
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The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which
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might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.
Contract Sales. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDL, the “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2018, 2017, and 2016, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $9,472, $22,833, and $25,011, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Payment of Compensation. The Company may pay commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDL and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDL), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.
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Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.
Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated
47

in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until July 26, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by calling 1‑800‑888‑2461.
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such period as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS.
48

PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Share Classes, Objectives, and Advisers for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
Note: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	Class 3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors LLC
AB VPS Dynamic Asset Allocation	Class B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Growth and Income	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Small/ Mid Cap Value	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
Alger Capital Appreciation	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
Alger Large Cap Growth	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
ALPS/Alerian Energy Infrastructure	Class III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc.
American Century VP Income & Growth	Class II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Inflation Protection	Class II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt. Inc.
American Century VP International	Class II	Seeks capital growth.	American Century Investment Mgmt. Inc.
American Century VP Mid Cap Value[1]	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Value	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Funds IS® Asset Allocation	Class 4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.

49

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Blue Chip Income and Growth	Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	Class 4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth	Class 4	Provide capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	Class 4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	Class 4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	Class 4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	Class 4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	Class 3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
Dimensional VA Equity Allocation		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Moderate Allocation
Seeks total return consisting of capital appreciation and current income. This is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds managed by Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP

50

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
DWS Capital Growth VIP	Class B	Provide long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Core Equity VIP	Class B	Seeks long-term capital growth, current income and income growth.	DWS Investment Mgmt. Americas Inc.
DWS CROCI® U.S. VIP	Class B	Achieve a high rate of total return.	DWS Investment Mgmt. Americas Inc.
DWS Global Small Cap VIP	Class B	Seeks above-average capital appreciation over the long term.	DWS Investment Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	Class B	Seeks high current income consistent with preservation of capital.	DWS Investment Mgmt. Americas Inc.
DWS High Income VIP	Class B	Provide a high level of current income.	DWS Investment Mgmt. Americas Inc.
DWS International Growth VIP	Class B	Seeks long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	Class B	Seeks long-term capital appreciation.	DWS Investment Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	Class II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

51

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo LLC	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; Fidelity Investment Money Mgmt. Inc.; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

52

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
FormulaFolios US Equity Portfolio	Class 1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers Inc.
Franklin Growth and Income VIP Fund	Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
Franklin Advisers Inc.
Franklin Income VIP Fund	Class 2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers Inc.
Franklin Large Cap Growth VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers Inc.
Franklin Mutual Global Discovery VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers LLC
Franklin Mutual Shares VIP Fund	Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers LLC
Franklin Rising Dividends VIP Fund	Class 2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services LLC
Franklin Small Cap Value VIP Fund	Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services LLC
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers Inc.
Franklin Strategic Income VIP Fund	Class 2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers Inc.
Franklin U.S. Government Securities VIP Fund	Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP

53

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors LLC
Guggenheim VIF High Yield		Seeks high current income, capital appreciation is secondary objective.	Security Investors LLC
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Managed Asset Allocation		Provide capital growth and, secondarily, capital preservation.	Security Investors LLC
Guggenheim VIF Mid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors LLC
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers Inc.

54

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. Growth and Income	Series II	Seek long-term growth of capital and income.	Invesco Advisers Inc.
Invesco V.I. Health Care	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide capital growth.	Ivy Investment Mgmt. Co.

55

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt. Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term capital growth.	Lord Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord Abbett & Co. LLC

56

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	Class II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation and some current income.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC

57

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	Class I	Seeks long-term capital growth by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short‑Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
Pioneer Bond VCT	Class II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt. Inc.

58

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer Equity Income VCT	Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer High Yield VCT	Class II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Real Estate Shares VCT	Class II	Seeks long-term capital growth.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Strategic Income VCT	Class II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt. Inc.
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Mgmt. LLC
Putnam VT Diversified Income	Class IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Equity Income	Class IB	Seeks capital growth and current income	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Global Asset Allocation	Class IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Growth Opportunities	Class IB	Seeks capital appreciation.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT High Yield	Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Income	Class IB	Seeks high current income consistent with what Putnam Investment Management LLC believes to be prudent risk.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Multi-Asset Absolute Return	Class IB
Earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Multi‑Cap Core	Class IB	Seeks long-term capital growth and any increased income that results from this growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Small Cap Growth	Class IB	Seeks long-term capital growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)

59

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Redwood Managed Volatility	Class N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors LLC
Rydex VIF Commodities Strategy		Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors LLC
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors LLC
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Security Investors LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors LLC
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors LLC
Rydex VIF Europe 1.25x Strategy		Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Security Investors LLC
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies involved in the financial services sector.	Security Investors LLC

60

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Health Care	Seeks capital appreciation by investing in companies involved in the health care industry.	Security Investors LLC
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors LLC
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors LLC
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Mid-Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

61

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ‑100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Security Investors LLC
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Security Investors LLC
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors LLC
Rydex VIF NASDAQ‑100® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC

62

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors LLC
Rydex VIF Real Estate	Provide capital appreciation by investing in companies involved in the real estate industry, including real estate investment trusts.	Security Investors LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors LLC
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors LLC

63

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors LLC
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors LLC
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors LLC
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Security Investors LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors LLC
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors LLC
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
SEI VP Balanced Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	Class III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Defensive Strategy	Class III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple

64

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Market Plus Strategy	Class III	Seeks Long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	Class III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	Class II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates Inc.
T. Rowe Price Equity Income	Class II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates Inc.
T. Rowe Price Health Sciences	Class II	Seeks long-term capital appreciation.	T. Rowe Price Associates Inc.
T. Rowe Price Limited‑Term Bond	Class II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates Inc.
Templeton Developing Markets VIP Fund	Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Templeton Global Bond VIP Fund	Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers Inc.
Templeton Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	Class S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.

65

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
VanEck VIP Global Hard Assets	Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc.
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc.; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Global Bond Index		Track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard Group Inc.
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners LLC; William Blair Investment Mgmt. LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc.
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc.
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc.
Vanguard® VIF Small Company Growth[1]		Provide long-term capital appreciation.	ArrowMark Colorado Holdings LLC (ArrowMark Partners); Vanguard Group Inc.
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc.
Vanguard® VIF Total International Stock Market Index		Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard Group Inc.

66

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc.
Virtus Duff & Phelps International Series	Class A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	Class A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus KAR Small-Cap Growth Series	Class A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Inv Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	Class A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.; Newfleet Asset Mgmt. LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	Class S2	Seeks long-term capital appreciation.	Voya Investments LLC	Voya Investment Mgmt. Co. LLC (US)
VY Clarion Global Real Estate Portfolio	Class S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	Class S2	Seeks total return including capital appreciation and curent income.	Voya Investments LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	Class II	Maximize total return.	Legg Mason Partners Fund Advisor LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd
1 Currently unavailable for new applications and existing Contracts not currently allocated to the Subaccount. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

67

APPENDIX A

Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2018.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio[7]	2018	9.88	8.74	4,837
	2017	9.27	9.88	4,694
	2016	8.78	9.27	0
	2015	9.81	8.78	0
	2014	10.19	9.81	0
	2013[3]	10.00	10.19	0
AB VPS Dynamic Asset Allocation	2018	10.55	9.44	0
	2017	9.55	10.55	0
	2016	9.56	9.55	0
	2015	10.03	9.56	0
	2014[4]	10.00	10.03	0
AB VPS Global Thematic Growth	2018	14.43	12.55	0
	2017	10.96	14.43	0
	2016	11.44	10.96	0
	2015	11.54	11.44	0
	2014	11.40	11.54	0
	2013[2]	10.00	11.40	0
AB VPS Growth and Income	2018	15.60	14.19	0
	2017	13.61	15.60	0
	2016	12.69	13.61	0
	2015	12.95	12.69	1,570
	2014	12.26	12.95	0
	2013[2]	10.00	12.26	0
AB VPS Small/Mid Cap Value	2018	15.48	12.67	6,636
	2017	14.20	15.48	6,705
	2016	11.78	14.20	0
	2015	12.93	11.78	0
	2014	12.28	12.93	0
	2013[2]	10.00	12.28	1,011
Alger Capital Appreciation	2018	18.33	17.64	17,258
	2017	14.51	18.33	17,943
	2016	14.99	14.51	17,519
	2015	14.65	14.99	19,471
	2014	13.36	14.65	19,046
	2013	10.26	13.36	10,284
	2012	9.01	10.26	0
	2011[1]	10.00	9.01	0
Alger Large Cap Growth	2018	15.52	15.25	0
	2017	12.55	15.52	0
	2016	13.15	12.55	0
	2015	13.43	13.15	0
	2014	12.57	13.43	0
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	2011[1]	10.00	9.15	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
ALPS/Alerian Energy Infrastructure	2018	8.98	7.03	12,571
	2017	9.38	8.98	18,702
	2016	6.89	9.38	14,891
	2015	11.50	6.89	8,862
	2014	10.64	11.50	8,216
	2013[3]	10.00	10.64	0
American Century VP Income & Growth	2018	17.08	15.31	9,910
	2017	14.70	17.08	9,140
	2016	13.44	14.70	9,331
	2015	14.79	13.44	9,538
	2014	13.63	14.79	8,821
	2013	10.41	13.63	7,772
	2012	9.42	10.41	6,586
	2011[1]	10.00	9.42	0
American Century VP Inflation Protection	2018	8.51	7.99	3,334
	2017	8.50	8.51	0
	2016	8.43	8.50	1,011
	2015	8.95	8.43	0
	2014	8.96	8.95	0
	2013[2]	10.00	8.96	0
American Century VP International	2018	11.52	9.43	0
	2017	9.11	11.52	0
	2016	9.98	9.11	0
	2015	10.28	9.98	0
	2014	11.28	10.28	0
	2013	9.55	11.28	0
	2012	8.17	9.55	0
	2011[1]	10.00	8.17	0
American Century VP Mid Cap Value	2018	17.62	14.81	2,010
	2017	16.36	17.62	1,957
	2016	13.80	16.36	1,988
	2015	14.51	13.80	2,687
	2014	12.92	14.51	8,288
	2013	10.30	12.92	6,406
	2012	9.17	10.30	377
	2011[1]	10.00	9.17	0
American Century VP Value	2018	16.15	14.15	1,341
	2017	15.39	16.15	1,301
	2016	13.25	15.39	936
	2015	14.29	13.25	908
	2014	13.10	14.29	0
	2013	10.31	13.10	0
	2012	9.32	10.31	0
	2011[1]	10.00	9.32	0
American Funds IS® Asset Allocation	2018	11.75	10.80	6,742
	2017	10.49	11.75	5,720
	2016	9.95	10.49	0
	2015	10.18	9.95	0
	2014[4]	10.00	10.18	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® Blue Chip Income and Growth	2018	13.08	11.51	11,939
	2017	11.60	13.08	11,586
	2016	10.13	11.60	4,183
	2015	10.84	10.13	555
	2014[4]	10.00	10.84	543
American Funds IS® Global Bond	2018	8.95	8.50	10,627
	2017	8.69	8.95	10,313
	2016	8.78	8.69	10,008
	2015	9.49	8.78	9,712
	2014[4]	10.00	9.49	0
American Funds IS® Global Growth	2018	12.85	11.27	3,364
	2017	10.15	12.85	3,264
	2016	10.47	10.15	1,199
	2015	10.16	10.47	1,163
	2014[4]	10.00	10.16	0
American Funds IS® Global Growth and Income	2018	11.99	10.44	7,715
	2017	9.86	11.99	7,488
	2016	9.54	9.86	0
	2015	10.04	9.54	0
	2014[4]	10.00	10.04	0
American Funds IS® Global Small Capitalization	2018	11.43	9.85	0
	2017	9.42	11.43	0
	2016	9.58	9.42	0
	2015	9.91	9.58	0
	2014[4]	10.00	9.91	0
American Funds IS® Growth	2018	14.26	13.71	3,397
	2017	11.53	14.26	3,296
	2016	10.93	11.53	3,216
	2015	10.62	10.93	4,954
	2014[4]	10.00	10.62	3,063
American Funds IS® Growth-Income	2018	13.15	12.44	1,714
	2017	11.15	13.15	1,663
	2016	10.38	11.15	0
	2015	10.61	10.38	0
	2014[4]	10.00	10.61	0
American Funds IS® International	2018	11.02	9.22	1,844
	2017	8.65	11.02	1,790
	2016	8.67	8.65	0
	2015	9.42	8.67	2,086
	2014[4]	10.00	9.42	0
American Funds IS® International Growth and Income	2018	9.80	8.38	10,446
	2017	8.14	9.80	8,031
	2016	8.32	8.14	7,793
	2015	9.15	8.32	7,563
	2014[4]	10.00	9.15	0
American Funds IS® Mortgage	2018	9.41	9.10	0
	2017	9.65	9.41	0
	2016	9.79	9.65	6,918
	2015	9.98	9.79	1,292
	2014[4]	10.00	9.98	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® New World	2018	10.68	8.85	4,797
	2017	8.57	10.68	4,296
	2016	8.44	8.57	2,644
	2015	9.04	8.44	3,798
	2014[4]	10.00	9.04	0
American Funds IS® U.S. Government/AAA-Rated Securities	2018	9.30	9.03	1,537
	2017	9.51	9.30	1,491
	2016	9.75	9.51	8,460
	2015	9.96	9.75	1,405
	2014[4]	10.00	9.96	0
BlackRock Advantage Large Cap Core V.I.	2018	16.68	15.22	8,037
	2017	14.15	16.68	0
	2016	13.29	14.15	0
	2015	13.72	13.29	0
	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	2011[1]	10.00	9.07	0
BlackRock Basic Value V.I.	2018	14.72	13.07	0
	2017	14.11	14.72	0
	2016	12.40	14.11	0
	2015	13.68	12.40	0
	2014	12.92	13.68	0
	2013	9.71	12.92	0
	2012	8.84	9.71	0
	2011[1]	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2018	16.02	15.81	0
	2017	12.48	16.02	0
	2016	12.93	12.48	0
	2015	12.56	12.93	0
	2014	11.97	12.56	0
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	2011[1]	10.00	8.47	0
BlackRock Equity Dividend V.I.	2018	15.77	14.10	0
	2017	14.01	15.77	0
	2016	12.49	14.01	0
	2015	13.04	12.49	0
	2014	12.38	13.04	0
	2013	10.32	12.38	0
	2012	9.55	10.32	0
	2011[1]	10.00	9.55	0
BlackRock Global Allocation V.I.	2018	11.01	9.83	3,305
	2017	10.02	11.01	3,256
	2016	9.99	10.02	8,318
	2015	10.45	9.99	11,401
	2014	10.61	10.45	8,086
	2013	9.60	10.61	7,762
	2012	9.04	9.60	6,842
	2011[1]	10.00	9.04	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock High Yield V.I.	2018	10.80	10.13	34,425
	2017	10.44	10.80	32,957
	2016	9.58	10.44	35,969
	2015	10.31	9.58	32,975
	2014	10.41	10.31	29,878
	2013[2]	10.00	10.41	10,460
BlackRock Large Cap Focus Growth V.I.	2018	18.29	18.16	0
	2017	14.65	18.29	0
	2016	14.10	14.65	0
	2015	14.24	14.10	0
	2014	12.93	14.24	0
	2013	10.02	12.93	0
	2012	9.04	10.02	0
	2011[1]	10.00	9.04	0
Dimensional VA Global Bond Portfolio	2018	8.99	8.80	8,088
	2017	9.15	8.99	259
	2016	9.35	9.15	255
	2015	9.57	9.35	6,337
	2014	9.66	9.57	18,516
	2013[2]	10.00	9.66	17,532
Dimensional VA International Small Portfolio	2018	13.77	10.63	4,678
	2017	11.01	13.77	7,512
	2016	10.77	11.01	6,150
	2015	10.58	10.77	3,188
	2014	11.67	10.58	13,017
	2013[2]	10.00	11.67	11,253
Dimensional VA International Value Portfolio	2018	11.32	9.03	15,998
	2017	9.35	11.32	15,888
	2016	8.91	9.35	12,998
	2015	9.95	8.91	19,873
	2014	11.14	9.95	8,107
	2013[2]	10.00	11.14	3,814
Dimensional VA Short-Term Fixed Portfolio	2018	8.46	8.28	8,904
	2017	8.72	8.46	4,010
	2016	8.99	8.72	3,907
	2015	9.32	8.99	3,803
	2014	9.67	9.32	4,771
	2013[2]	10.00	9.67	2,612
Dimensional VA U.S. Large Value Portfolio	2018	16.01	13.54	70,299
	2017	13.97	16.01	66,375
	2016	12.21	13.97	58,891
	2015	13.14	12.21	55,143
	2014	12.52	13.14	33,188
	2013[2]	10.00	12.52	9,246
Dimensional VA U.S. Targeted Value Portfolio	2018	15.26	12.35	401
	2017	14.45	15.26	395
	2016	11.78	14.45	1,005
	2015	12.91	11.78	1,926
	2014	12.94	12.91	2,250
	2013[2]	10.00	12.94	704

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus IP Small Cap Stock Index	2018	16.12	14.17	2,360
	2017	14.84	16.12	5,075
	2016	12.22	14.84	5,104
	2015	12.95	12.22	2,380
	2014	12.75	12.95	4,904
	2013[2]	10.00	12.75	5,650
Dreyfus IP Technology Growth	2018	17.73	16.91	0
	2017	12.89	17.73	0
	2016	12.78	12.89	0
	2015	12.50	12.78	0
	2014	12.13	12.50	0
	2013[2]	10.00	12.13	0
Dreyfus Stock Index	2018	16.13	14.83	0
	2017	13.78	16.13	0
	2016	12.80	13.78	0
	2015	13.13	12.80	0
	2014	12.02	13.13	0
	2013[2]	10.00	12.02	0
Dreyfus VIF Appreciation	2018	13.87	12.45	0
	2017	11.31	13.87	0
	2016	10.87	11.31	0
	2015	11.57	10.87	0
	2014	11.11	11.57	0
	2013[2]	10.00	11.11	0
Dreyfus VIF International Value	2018	7.51	6.03	0
	2017	6.07	7.51	0
	2016	6.38	6.07	0
	2015	6.81	6.38	0
	2014	7.80	6.81	0
	2013[2]	10.00	7.80	0
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP )	2018	17.85	16.92	0
	2017	14.67	17.85	0
	2016	14.60	14.67	0
	2015	13.95	14.60	0
	2014	12.81	13.95	0
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	2011[1]	10.00	8.85	0
DWS Core Equity VIP (formerly Deutsche Core Equity VIP )	2018	17.88	16.23	1,027
	2017	15.33	17.88	996
	2016	14.40	15.33	967
	2015	14.20	14.40	1,276
	2014	13.18	14.20	0
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	2011[1]	10.00	8.93	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP )	2018	12.76	16.23	1,027
	2017	10.79	12.76	0
	2016	11.70	10.79	0
	2015	13.05	11.70	0
	2014	12.24	13.05	0
	2013	9.71	12.24	0
	2012	9.18	9.71	0
	2011[1]	10.00	9.18	0
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP )	2018	12.54	9.60	0
	2017	10.86	12.54	0
	2016	11.09	10.86	0
	2015	11.38	11.09	751
	2014	12.31	11.38	729
	2013	9.39	12.31	708
	2012	8.46	9.39	0
	2011[1]	10.00	8.46	0
DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP )	2018	8.89	8.60	0
	2017	9.08	8.89	0
	2016	9.33	9.08	0
	2015	9.69	9.33	0
	2014	9.56	9.69	1,251
	2013	10.23	9.56	5,490
	2012	10.33	10.23	5,423
	2011[1]	10.00	10.33	0
DWS High Income VIP (formerly Deutsche High Income VIP )	2018	10.39	9.76	0
	2017	10.03	10.39	0
	2016	9.21	10.03	0
	2015	10.03	9.21	0
	2014	10.26	10.03	0
	2013[2]	10.00	10.26	0
DWS International Growth VIP (formerly Deutsche International Growth VIP )	2018	11.69	9.38	0
	2017	9.66	11.69	0
	2016	9.67	9.66	0
	2015	10.17	9.67	0
	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	2011[1]	10.00	7.87	0
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP )	2018	13.73	11.09	0
	2017	12.90	13.73	0
	2016	11.46	12.90	0
	2015	12.14	11.46	0
	2014	11.95	12.14	0
	2013	9.19	11.95	0
	2012	8.39	9.19	0
	2011[1]	10.00	8.39	0
Eaton Vance VT Floating-Rate Income	2018	9.83	9.49	4,316
	2017	9.84	9.83	5,731
	2016	9.35	9.84	4,332
	2015	9.77	9.35	4,347
	2014[4]	10.00	9.77	2,117

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Federated Fund for U.S. Government Securities II	2018	9.74	9.45	4,316
	2017	9.89	9.74	1,146
	2016	10.08	9.89	2,856
	2015	10.38	10.08	4,005
	2014	10.27	10.38	10,108
	2013[2]	10.00	10.27	0
Federated High Income Bond II	2018	14.09	13.14	4,508
	2017	13.69	14.09	0
	2016	12.37	13.69	0
	2015	13.16	12.37	815
	2014	13.30	13.16	7,072
	2013	12.90	13.30	12,276
	2012	11.68	12.90	0
	2011	11.53	11.68	296
	2010	10.43	11.53	292
	2009	7.08	10.43	701
Fidelity® VIP Balanced	2018	13.60	12.55	0
	2017	12.12	13.60	0
	2016	11.73	12.12	372
	2015	12.10	11.73	787
	2014	11.38	12.10	1,101
	2013	9.88	11.38	0
	2012	8.90	9.88	0
	2011[1]	10.00	8.90	0
Fidelity® VIP Contrafund®	2018	15.57	14.05	13,381
	2017	13.26	15.57	16,011
	2016	12.74	13.26	14,792
	2015	13.13	12.74	24,053
	2014	12.17	13.13	36,817
	2013	9.62	12.17	7,074
	2012	8.58	9.62	3,684
	2011	9.13	8.58	0
	2010	8.08	9.13	0
	2009	6.18	8.08	0
Fidelity® VIP Disciplined Small Cap	2018	15.76	13.20	1,329
	2017	15.27	15.76	1,290
	2016	12.93	15.27	1,252
	2015	13.68	12.93	1,215
	2014	13.49	13.68	838
	2013	10.12	13.49	813
	2012	8.84	10.12	0
	2011[1]	10.00	8.84	0
Fidelity® VIP Emerging Markets	2018	11.83	9.35	9,028
	2017	8.33	11.83	4,662
	2016	8.37	8.33	1,529
	2015	9.66	8.37	3,117
	2014	9.89	9.66	3,312
	2013[2]	10.00	9.89	1,847

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Growth & Income	2018	17.43	15.29	9,610
	2017	15.47	17.43	10,802
	2016	13.83	15.47	4,103
	2015	14.69	13.83	1,282
	2014	13.79	14.69	3,350
	2013	10.71	13.79	0
	2012	9.38	10.71	0
	2011[1]	10.00	9.38	0
Fidelity® VIP Growth Opportunities	2018	17.40	18.86	30,907
	2017	13.42	17.40	25,347
	2016	13.89	13.42	24,765
	2015	13.46	13.89	24,294
	2014	12.61	13.46	21,151
	2013[2]	10.00	12.61	0
Fidelity® VIP High Income	2018	10.47	9.75	589
	2017	10.14	10.47	571
	2016	9.19	10.14	555
	2015	9.90	9.19	538
	2014	10.15	9.90	522
	2013[2]	10.00	10.15	0
Fidelity® VIP Index 500	2018	15.64	14.39	30,195
	2017	13.33	15.64	31,818
	2016	12.37	13.33	35,466
	2015	12.67	12.37	69,827
	2014	11.57	12.67	43,632
	2013	9.08	11.57	39,920
	2012	8.13	9.08	14,778
	2011	8.27	8.13	0
	2010	7.46	8.27	0
	2009	6.11	7.46	0
Fidelity® VIP Investment Grade Bond	2018	10.75	10.30	10,455
	2017	10.70	10.75	12,589
	2016	10.60	10.70	15,333
	2015	11.07	10.60	13,793
	2014	10.85	11.07	32,872
	2013	11.47	10.85	18,426
	2012	11.24	11.47	11,124
	2011	10.87	11.24	227
	2010	10.46	10.87	150
	2009	9.38	10.46	500
Fidelity® VIP Mid Cap	2018	14.73	12.13	15,137
	2017	12.65	14.73	12,156
	2016	11.70	12.65	11,139
	2015	12.31	11.70	15,526
	2014	12.02	12.31	14,784
	2013	9.16	12.02	22,941
	2012	8.27	9.16	7,980
	2011[1]	10.00	8.27	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Overseas	2018	11.52	9.45	0
	2017	9.17	11.52	0
	2016	10.02	9.17	87
	2015	10.04	10.02	124
	2014	11.34	10.04	0
	2013	9.02	11.34	0
	2012	7.75	9.02	0
	2011[1]	10.00	7.75	0
Fidelity® VIP Real Estate	2018	13.97	12.62	15,850
	2017	13.93	13.97	10,098
	2016	13.67	13.93	7,611
	2015	13.68	13.67	8,775
	2014	10.91	13.68	8,593
	2013	11.11	10.91	7,696
	2012	9.72	11.11	3,300
	2011[1]	10.00	9.72	0
Fidelity® VIP Strategic Income	2018	10.47	9.83	761
	2017	10.08	10.47	2,226
	2016	9.66	10.08	2,773
	2015	10.20	9.66	3,607
	2014	10.21	10.20	44,877
	2013	10.57	10.21	3,345
	2012	9.92	10.57	3,966
	2011[1]	10.00	9.92	0
FormulaFolios US Equity Portfolio	2018	10.66	9.13	0
	2017	9.91	10.66	0
	2016	9.95	9.91	0
	2015[6]	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2018	14.57	14.52	0
	2017	11.88	14.57	0
	2016	12.67	11.88	0
	2015	12.56	12.67	0
	2014	12.25	12.56	0
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	2011[1]	10.00	8.74	0
Franklin Growth and Income VIP Fund	2018	15.76	14.52	6,011
	2017	14.08	15.76	5,833
	2016	13.06	14.08	5,661
	2015	13.64	13.06	5,494
	2014	12.93	13.64	0
	2013	10.33	12.93	0
	2012	9.53	10.33	0
	2011[1]	10.00	9.53	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Income VIP Fund	2018	11.99	11.08	892
	2017	11.31	11.99	876
	2016	10.27	11.31	850
	2015	11.44	10.27	849
	2014	11.32	11.44	824
	2013	10.28	11.32	800
	2012	9.45	10.28	0
	2011[1]	10.00	9.45	0
Franklin Large Cap Growth VIP Fund	2018	16.15	15.37	0
	2017	13.05	16.15	0
	2016	13.75	13.05	0
	2015	13.48	13.75	0
	2014	12.41	13.48	0
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	2011[1]	10.00	9.20	0
Franklin Mutual Global Discovery VIP Fund	2018	13.23	11.34	12,927
	2017	12.61	13.23	17,063
	2016	11.63	12.61	20,814
	2015	12.50	11.63	61,997
	2014	12.24	12.50	47,526
	2013	9.93	12.24	37,671
	2012	9.06	9.93	15,551
	2011[1]	10.00	9.06	0
Franklin Mutual Shares VIP Fund	2018	13.91	12.22	3,559
	2017	13.29	13.91	1,795
	2016	11.85	13.29	1,742
	2015	12.90	11.85	1,690
	2014	12.47	12.90	1,640
	2013	10.06	12.47	0
	2012	9.12	10.06	0
	2011[1]	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2018	17.07	15.65	8,564
	2017	14.66	17.07	8,311
	2016	13.07	14.66	7,065
	2015	14.05	13.07	7,471
	2014	13.37	14.05	7,043
	2013	10.67	13.37	6,435
	2012	9.87	10.67	1,091
	2011[1]	10.00	9.87	0
Franklin Small Cap Value VIP Fund	2018	15.38	12.94	17,127
	2017	14.38	15.38	16,561
	2016	11.44	14.38	14,252
	2015	12.78	11.44	13,437
	2014	13.16	12.78	9,883
	2013	10.00	13.16	5,027
	2012	8.74	10.00	0
	2011[1]	10.00	8.74	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Small-Mid Cap Growth VIP Fund	2018	26.89	24.58	17,127
	2017	22.93	26.89	0
	2016	22.78	22.93	0
	2015	24.23	22.78	0
	2014	23.33	24.23	0
	2013	17.48	23.33	0
	2012	16.32	17.48	0
	2011	17.75	16.32	0
	2010	14.40	17.75	0
	2009	10.38	14.40	0
Franklin Strategic Income VIP Fund	2018	10.18	9.62	0
	2017	10.08	10.18	0
	2016	9.66	10.08	413
	2015	10.41	9.66	2,036
	2014	10.58	10.41	4,072
	2013	10.60	10.58	3,411
	2012	9.73	10.60	0
	2011[1]	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund	2018	8.81	8.54	8,858
	2017	9.00	8.81	6,870
	2016	9.25	9.00	5,891
	2015	9.53	9.25	5,153
	2014	9.54	9.53	0
	2013	10.11	9.54	0
	2012	10.27	10.11	0
	2011[1]	10.00	10.27	0
Goldman Sachs VIT Growth Opportunities	2018	15.26	14.10	8,997
	2017	12.45	15.26	5,327
	2016	12.70	12.45	3,339
	2015	13.87	12.70	0
	2014	12.92	13.87	1,319
	2013	10.12	12.92	0
	2012	8.77	10.12	0
	2011[1]	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2018	8.87	8.70	22,443
	2017	9.05	8.87	22,222
	2016	9.27	9.05	29,009
	2015	9.64	9.27	33,517
	2014	9.99	9.64	56,874
	2013	10.30	9.99	35,103
	2012	10.37	10.30	0
	2011[1]	10.00	10.37	0
Goldman Sachs VIT International Equity Insights	2018	11.06	8.92	0
	2017	9.07	11.06	0
	2016	9.67	9.07	0
	2015	9.93	9.67	0
	2014	11.14	9.93	0
	2013	9.32	11.14	0
	2012	7.98	9.32	0
	2011[1]	10.00	7.98	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Large Cap Value	2018	14.43	12.72	0
	2017	13.63	14.43	0
	2016	12.68	13.63	0
	2015	13.75	12.68	0
	2014	12.64	13.75	0
	2013	9.84	12.64	0
	2012	8.58	9.84	0
	2011[1]	10.00	8.58	0
Goldman Sachs VIT Mid Cap Value	2018	14.03	12.10	0
	2017	13.10	14.03	0
	2016	11.97	13.10	0
	2015	13.69	11.97	0
	2014	12.51	13.69	771
	2013	9.77	12.51	0
	2012	8.56	9.77	0
	2011[1]	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights	2018	15.84	13.95	0
	2017	14.74	15.84	0
	2016	12.40	14.74	0
	2015	13.17	12.40	0
	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	2011[1]	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2018	18.41	17.55	0
	2017	14.62	18.41	0
	2016	14.88	14.62	0
	2015	14.93	14.88	0
	2014	13.63	14.93	0
	2013	10.69	13.63	0
	2012	9.25	10.69	0
	2011[1]	10.00	9.25	0
Guggenheim VIF All Cap Value	2018	25.42	21.95	0
	2017	22.92	25.42	0
	2016	19.34	22.92	0
	2015	21.00	19.34	0
	2014	20.20	21.00	0
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
Guggenheim VIF Floating Rate Strategies	2018	10.11	9.69	5,007
	2017	10.11	10.11	1,325
	2016	9.64	10.11	9,425
	2015	9.91	9.64	17,025
	2014	10.02	9.91	12,590
	2013[3]	10.00	10.02	8,501

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Global Managed Futures Strategy	2018	5.53	4.86	9,897
	2017	5.26	5.53	9,064
	2016	6.39	5.26	0
	2015	6.72	6.39	9,936
	2014	6.21	6.72	4,125
	2013	6.26	6.21	2,022
	2012	7.30	6.26	0
	2011	8.27	7.30	0
	2010	8.88	8.27	0
	2009	9.57	8.88	0
Guggenheim VIF High Yield	2018	11.57	10.71	7,477
	2017	11.27	11.57	7,554
	2016	9.93	11.27	11,370
	2015	10.70	9.93	1,802
	2014	10.80	10.70	2,965
	2013	10.41	10.80	1,700
	2012	9.38	10.41	8,339
	2011[1]	10.00	9.38	0
Guggenheim VIF Large Cap Value	2018	23.72	20.73	104
	2017	21.20	23.72	101
	2016	18.08	21.20	98
	2015	19.72	18.08	96
	2014	18.64	19.72	0
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	0
	2009	10.28	12.56	0
Guggenheim VIF Long Short Equity	2018	9.64	8.11	6,022
	2017	8.69	9.64	6,635
	2016	8.93	8.69	6,471
	2015	9.13	8.93	7,742
	2014	9.20	9.13	5,582
	2013	8.10	9.20	2,569
	2012	8.03	8.10	0
	2011	8.90	8.03	0
	2010	8.28	8.90	0
	2009	6.74	8.28	0
Guggenheim VIF Managed Asset Allocation	2018	13.13	11.96	0
	2017	11.88	13.13	0
	2016	11.39	11.88	0
	2015	11.77	11.39	0
	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	2011[1]	10.00	9.45	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Mid Cap Value	2018	27.00	22.70	200
	2017	24.58	27.00	195
	2016	20.07	24.58	189
	2015	22.29	20.07	2,296
	2014	22.86	22.29	0
	2013	17.75	22.86	0
	2012	15.69	17.75	0
	2011	17.55	15.69	0
	2010	15.42	17.55	0
	2009	11.09	15.42	0
Guggenheim VIF Multi-Hedge Strategies	2018	7.01	6.43	23,132
	2017	7.00	7.01	28,897
	2016	7.28	7.00	36,080
	2015	7.40	7.28	36,500
	2014	7.32	7.40	21,458
	2013	7.45	7.32	3,040
	2012	7.55	7.45	0
	2011	7.56	7.55	0
	2010	7.37	7.56	0
	2009	7.88	7.37	0
Guggenheim VIF Small Cap Value	2018	16.79	14.17	885
	2017	16.76	16.79	1,231
	2016	13.70	16.76	265
	2015	15.19	13.70	264
	2014	15.94	15.19	257
	2013	12.07	15.94	938
	2012	10.45	12.07	0
	2011	11.34	10.45	0
	2010	9.63	11.34	0
	2009	6.39	9.63	0
Guggenheim VIF StylePlus Large Core	2018	16.62	15.00	978
	2017	14.07	16.62	964
	2016	12.85	14.07	949
	2015	13.11	12.85	931
	2014	11.75	13.11	1,280
	2013[2]	10.00	11.75	0
Guggenheim VIF StylePlus Large Growth	2018	17.28	16.08	648
	2017	13.75	17.28	1,024
	2016	13.09	13.75	0
	2015	12.84	13.09	0
	2014	11.53	12.84	1,938
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	2011[1]	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2018	30.41	27.29	79
	2017	25.25	30.41	77
	2016	24.06	25.25	707
	2015	24.92	24.06	509
	2014	22.82	24.92	424
	2013[2]	10.00	22.82	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Small Growth	2018	16.67	14.44	0
	2017	14.10	16.67	0
	2016	12.86	14.10	0
	2015	13.49	12.86	0
	2014	12.83	13.49	0
	2013[2]	10.00	12.83	0
Guggenheim VIF Total Return Bond	2018	10.69	10.44	16,289
	2017	10.36	10.69	16,103
	2016	10.04	10.36	22,750
	2015	10.28	10.04	29,827
	2014	9.84	10.28	29,535
	2013[2]	10.00	9.84	3,092
Guggenheim VIF World Equity Income	2018	9.83	8.72	0
	2017	8.85	9.83	0
	2016	8.30	8.85	0
	2015	8.65	8.30	0
	2014	8.52	8.65	0
	2013	7.40	8.52	3,690
	2012	6.57	7.40	0
	2011	8.07	6.57	0
	2010	7.22	8.07	0
	2009	6.25	7.22	0
Invesco V.I. American Franchise	2018	16.16	15.00	0
	2017	13.16	16.16	0
	2016	13.36	13.16	0
	2015	10.62	13.36	0
	2014	12.63	10.62	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	2011[1]	10.00	8.54	0
Invesco V.I. American Value	2018	14.40	12.12	0
	2017	13.59	14.40	0
	2016	12.21	13.59	0
	2015	13.95	12.21	230
	2014	13.19	13.95	0
	2013	10.19	13.19	0
	2012	9.01	10.19	0
	2011[1]	10.00	9.01	0
Invesco V.I. Balanced-Risk Allocation	2018	10.63	9.58	2,414
	2017	10.01	10.63	2,342
	2016	9.30	10.01	2,340
	2015	10.07	9.30	2,277
	2014[4]	10.00	10.07	943
Invesco V.I. Comstock	2018	16.52	9.58	2,414
	2017	14.55	16.52	0
	2016	12.87	14.55	1,289
	2015	14.20	12.87	2,100
	2014	13.47	14.20	7,186
	2013	10.28	13.47	6,270
	2012	8.95	10.28	0
	2011[1]	10.00	8.95	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Core Equity	2018	13.63	11.90	200
	2017	12.50	13.63	584
	2016	11.76	12.50	0
	2015	12.95	11.76	0
	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	2011[1]	10.00	9.09	0
Invesco V.I. Equity and Income	2018	14.07	12.27	0
	2017	13.15	14.07	0
	2016	11.85	13.15	0
	2015	12.59	11.85	0
	2014	11.98	12.59	0
	2013	9.93	11.98	0
	2012	9.15	9.93	0
	2011[1]	10.00	9.15	0
Invesco V.I. Global Core Equity	2018	11.97	9.77	0
	2017	10.11	11.97	0
	2016	9.83	10.11	0
	2015	10.34	9.83	0
	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	2011[1]	10.00	8.23	0
Invesco V.I. Global Real Estate	2018	12.14	10.99	2,585
	2017	11.15	12.14	2,509
	2016	11.33	11.15	2,438
	2015	11.94	11.33	2,956
	2014	10.81	11.94	7,264
	2013	10.92	10.81	6,465
	2012	8.84	10.92	0
	2011[1]	10.00	8.84	0
Invesco V.I. Government Securities	2018	9.03	8.75	0
	2017	9.19	9.03	0
	2016	9.42	9.19	117
	2015	9.75	9.42	2,374
	2014	9.71	9.75	9,288
	2013	10.35	9.71	8,750
	2012	10.48	10.35	0
	2011[1]	10.00	10.48	0
Invesco V.I. Growth and Income	2018	16.17	13.50	0
	2017	14.68	16.17	0
	2016	12.72	14.68	0
	2015	13.62	12.72	0
	2014	12.82	13.62	0
	2013	9.92	12.82	0
	2012	8.98	9.92	0
	2011[1]	10.00	8.98	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Health Care	2018	15.96	15.51	1,731
	2017	14.30	15.96	0
	2016	16.76	14.30	87
	2015	16.86	16.76	125
	2014	14.62	16.86	0
	2013	10.79	14.62	0
	2012	9.27	10.79	0
	2011[1]	10.00	9.27	0
Invesco V.I. High Yield	2018	11.11	10.35	0
	2017	10.84	11.11	0
	2016	10.13	10.84	291
	2015	10.85	10.13	0
	2014	11.05	10.85	139
	2013	10.72	11.05	3,500
	2012	9.48	10.72	5,984
	2011[1]	10.00	9.48	0
Invesco V.I. International Growth	2018	10.76	8.82	6,547
	2017	9.08	10.76	7,855
	2016	9.46	9.08	4,957
	2015	10.06	9.46	6,003
	2014	10.40	10.06	15,926
	2013	9.07	10.40	16,496
	2012	8.15	9.07	3,910
	2011	9.07	8.15	0
	2010	8.33	9.07	0
	2009	6.39	8.33	0
Invesco V.I. Managed Volatility	2018	14.29	12.24	0
	2017	13.40	14.29	0
	2016	12.58	13.40	0
	2015	13.34	12.58	0
	2014	11.48	13.34	0
	2013	10.75	11.48	0
	2012	10.77	10.75	0
	2011[1]	10.00	10.77	0
Invesco V.I. Mid Cap Core Equity	2018	13.39	11.44	1,655
	2017	12.09	13.39	1,607
	2016	11.06	12.09	1,560
	2015	11.96	11.06	1,514
	2014	11.89	11.96	1,829
	2013	9.58	11.89	0
	2012	8.96	9.58	0
	2011	9.92	8.96	0
	2010	9.03	9.92	0
	2009	7.20	9.03	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Mid Cap Growth	2018	13.63	12.39	0
	2017	11.55	13.63	0
	2016	11.89	11.55	0
	2015	12.18	11.89	0
	2014	11.71	12.18	0
	2013	8.87	11.71	0
	2012	8.23	8.87	0
	2011[1]	10.00	8.23	0
Invesco V.I. S&P 500 Index	2018	16.02	14.69	2,417
	2017	13.70	16.02	2,036
	2016	12.76	13.70	3,545
	2015	13.10	12.76	4,176
	2014	12.01	13.10	5,967
	2013[2]	10.00	12.01	0
Invesco V.I. Small Cap Equity	2018	13.37	10.95	2,512
	2017	12.17	13.37	3,048
	2016	11.27	12.17	2,489
	2015	12.37	11.27	4,502
	2014	12.54	12.37	7,374
	2013	9.47	12.54	6,857
	2012	8.63	9.47	1,247
	2011[1]	10.00	8.63	0
Ivy VIP Asset Strategy	2018	10.44	9.54	3,316
	2017	9.14	10.44	3,263
	2016	9.71	9.14	3,205
	2015	10.97	9.71	3,158
	2014	11.98	10.97	631
	2013	9.91	11.98	613
	2012	8.61	9.91	0
	2011[1]	10.00	8.61	0
Ivy VIP Balanced	2018	13.01	12.16	888
	2017	12.09	13.01	871
	2016	12.27	12.09	846
	2015	12.74	12.27	844
	2014	12.26	12.74	820
	2013	10.26	12.26	797
	2012	9.50	10.26	0
	2011[1]	10.00	9.50	0
Ivy VIP Core Equity	2018	15.97	14.73	0
	2017	13.69	15.97	0
	2016	13.66	13.69	0
	2015	14.24	13.66	602
	2014	13.43	14.24	5,622
	2013	10.42	13.43	5,481
	2012	9.09	10.42	0
	2011[1]	10.00	9.09	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Energy	2018	6.74	4.29	0
	2017	7.98	6.74	0
	2016	6.14	7.98	0
	2015	8.17	6.14	0
	2014	9.45	8.17	0
	2013	7.66	9.45	0
	2012	7.82	7.66	0
	2011[1]	10.00	7.82	0
Ivy VIP Global Bond	2018	9.32	8.99	0
	2017	9.25	9.32	0
	2016	8.95	9.25	0
	2015	9.52	8.95	0
	2014	9.83	9.52	299
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	2011[1]	10.00	9.73	0
Ivy VIP Global Equity Income	2018	13.71	11.70	0
	2017	12.28	13.71	0
	2016	11.88	12.28	0
	2015	12.56	11.88	0
	2014	11.84	12.56	0
	2013	9.45	11.84	0
	2012	8.65	9.45	0
	2011[1]	10.00	8.65	0
Ivy VIP Global Growth	2018	12.50	11.32	2,199
	2017	10.39	12.50	2,134
	2016	11.10	10.39	2,070
	2015	11.11	11.10	2,587
	2014	11.39	11.11	2,465
	2013	9.89	11.39	1,160
	2012	8.67	9.89	792
	2011[1]	10.00	8.67	0
Ivy VIP Growth	2018	18.45	18.23	328
	2017	14.76	18.45	320
	2016	15.10	14.76	311
	2015	14.58	15.10	3,927
	2014	13.50	14.58	0
	2013	10.24	13.50	0
	2012	9.40	10.24	0
	2011[1]	10.00	9.40	0
Ivy VIP High Income	2018	12.34	11.67	2,395
	2017	11.98	12.34	3,091
	2016	10.67	11.98	4,681
	2015	11.81	10.67	7,028
	2014	12.00	11.81	16,586
	2013	11.24	12.00	21,159
	2012	9.81	11.24	0
	2011[1]	10.00	9.81	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP International Core Equity	2018	11.55	9.17	4,879
	2017	9.71	11.55	4,116
	2016	9.94	9.71	5,350
	2015	10.39	9.94	4,184
	2014	10.60	10.39	2,598
	2013	8.78	10.60	0
	2012	8.02	8.78	0
	2011[1]	10.00	8.02	0
Ivy VIP Limited-Term Bond	2018	8.84	8.61	32,859
	2017	9.02	8.84	1,841
	2016	9.16	9.02	20,223
	2015	9.40	9.16	35,361
	2014	9.64	9.40	33,321
	2013	10.03	9.64	29,341
	2012	10.05	10.03	0
	2011[1]	10.00	10.05	0
Ivy VIP Mid Cap Growth	2018	14.57	14.06	1,670
	2017	11.88	14.57	4,171
	2016	11.59	11.88	4,084
	2015	12.73	11.59	3,424
	2014	12.22	12.73	5,373
	2013	9.73	12.22	5,242
	2012	8.87	9.73	403
	2011[1]	10.00	8.87	0
Ivy VIP Natural Resources	2018	7.04	5.22	0
	2017	7.08	7.04	0
	2016	5.92	7.08	0
	2015	7.89	5.92	0
	2014[4]	10.00	7.89	0
Ivy VIP Science and Technology	2018	18.00	16.48	4,993
	2017	14.11	18.00	5,016
	2016	14.38	14.11	871
	2015	15.33	14.38	845
	2014	15.41	15.33	403
	2013	10.20	15.41	496
	2012	8.26	10.20	0
	2011[1]	10.00	8.26	0
Ivy VIP Securian Real Estate Securities	2018	13.99	12.76	0
	2017	13.74	13.99	0
	2016	13.64	13.74	0
	2015	13.47	13.64	222
	2014	10.71	13.47	0
	2013	10.97	10.71	0
	2012	9.64	10.97	0
	2011[1]	10.00	9.64	0

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Small Cap Core	2018	15.29	13.22	1,415
	2017	13.91	15.29	1,373
	2016	11.17	13.91	1,488
	2015	12.25	11.17	1,903
	2014	11.84	12.25	1,548
	2013	9.18	11.84	0
	2012	8.01	9.18	0
	2011[1]	10.00	8.01	0
Ivy VIP Small Cap Growth	2018	12.71	11.77	0
	2017	10.69	12.71	0
	2016	10.75	10.69	0
	2015	10.92	10.75	0
	2014	11.12	10.92	0
	2013	8.03	11.12	0
	2012	7.91	8.03	0
	2011[1]	10.00	7.91	0
Ivy VIP Value	2018	14.77	13.24	0
	2017	13.59	14.77	0
	2016	12.66	13.59	0
	2015	13.64	12.66	0
	2014	12.73	13.64	2,063
	2013	9.73	12.73	574
	2012	8.47	9.73	0
	2011[1]	10.00	8.47	0
Janus Henderson VIT Enterprise	2018	18.66	17.90	3,275
	2017	15.19	18.66	3,664
	2016	14.03	15.19	3,742
	2015	14.00	14.03	3,122
	2014	12.91	14.00	203
	2013	10.12	12.91	0
	2012	8.95	10.12	0
	2011[1]	10.00	8.95	0
Janus Henderson VIT Forty	2018	18.83	18.50	422
	2017	14.99	18.83	0
	2016	15.23	14.99	0
	2015	14.08	15.23	333
	2014	13.43	14.08	2,262
	2013	10.62	13.43	0
	2012	8.88	10.62	0
	2011[1]	10.00	8.88	0
Janus Henderson VIT Mid Cap Value	2018	14.13	11.76	6,860
	2017	12.87	14.13	2,917
	2016	11.22	12.87	0
	2015	12.06	11.22	1,975
	2014	11.51	12.06	0
	2013	9.47	11.51	0
	2012	8.85	9.47	0
	2011[1]	10.00	8.85	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Janus Henderson VIT Overseas	2018	6.76	5.54	492
	2017	5.35	6.76	479
	2016	5.94	5.35	467
	2015	6.74	5.94	9,239
	2014	7.93	6.74	0
	2013	7.19	7.93	0
	2012	6.57	7.19	0
	2011[1]	10.00	6.57	0
Janus Henderson VIT Research	2018	16.83	15.80	12,345
	2017	13.66	16.83	426
	2016	14.10	13.66	419
	2015	13.89	14.10	412
	2014	12.75	13.89	842
	2013	10.16	12.75	0
	2012	8.89	10.16	0
	2011[1]	10.00	8.89	0
JPMorgan Insurance Trust Core Bond Portfolio	2018	9.25	8.92	5,430
	2017	9.27	9.25	5,269
	2016	9.42	9.27	5,142
	2015	9.67	9.42	5,017
	2014	9.56	9.67	4,896
	2013[2]	10.00	9.56	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2018	15.79	13.39	8,707
	2017	14.22	15.79	7,404
	2016	12.28	14.22	6,709
	2015	13.46	12.28	4,085
	2014	12.74	13.46	0
	2013[2]	10.00	12.74	0
JPMorgan Insurance Trust US Equity Portfolio	2018	16.65	15.06	0
	2017	14.13	16.65	0
	2016	13.21	14.13	0
	2015	13.59	13.21	0
	2014	12.38	13.59	0
	2013[2]	10.00	12.38	0
Lord Abbett Series Bond-Debenture VC	2018	12.19	11.30	15,304
	2017	11.55	12.19	17,180
	2016	10.66	11.55	19,253
	2015	11.21	10.66	8,954
	2014	11.12	11.21	10,574
	2013	10.64	11.12	3,032
	2012	9.79	10.64	0
	2011[1]	10.00	9.79	0
Lord Abbett Series Calibrated Dividend Growth	2018	16.09	14.82	0
	2017	13.98	16.09	0
	2016	12.58	13.98	188
	2015	13.30	12.58	268
	2014	12.34	13.30	263
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	2011[1]	10.00	9.19	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Developing Growth VC	2018	14.73	14.92	1,664
	2017	11.73	14.73	1,471
	2016	12.47	11.73	1,428
	2015	14.06	12.47	1,385
	2014	14.03	14.06	614
	2013	9.27	14.03	2,343
	2012	8.56	9.27	0
	2011[1]	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2018	14.27	12.66	0
	2017	13.12	14.27	0
	2016	11.73	13.12	0
	2015	12.58	11.73	0
	2014	12.15	12.58	0
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	2011[1]	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2018	14.87	13.19	0
	2017	13.57	14.87	0
	2016	12.00	13.57	0
	2015	12.79	12.00	0
	2014	12.29	12.79	0
	2013	9.36	12.29	0
	2012	8.65	9.36	0
	2011[1]	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2018	13.92	13.06	1,443
	2017	11.73	13.92	1,400
	2016	11.99	11.73	0
	2015	12.08	11.99	0
	2014	11.79	12.08	0
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	2011[1]	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2018	13.91	11.42	0
	2017	13.48	13.91	0
	2016	11.99	13.48	0
	2015	12.90	11.99	0
	2014	11.97	12.90	0
	2013	9.51	11.97	0
	2012	8.59	9.51	0
	2011[1]	10.00	8.59	0
Lord Abbett Series Total Return VC	2018	10.28	9.83	29,380
	2017	10.24	10.28	25,607
	2016	10.17	10.24	20,499
	2015	10.60	10.17	18,293
	2014	10.34	10.60	11,780
	2013	10.82	10.34	0
	2012	10.49	10.82	0
	2011[1]	10.00	10.49	0

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT Emerging Markets Equity	2018	9.54	7.91	4,351
	2017	7.17	9.54	4,222
	2016	6.81	7.17	4,647
	2015	8.11	6.81	4,148
	2014	9.02	8.11	2,914
	2013[2]	10.00	9.02	0
MFS® VIT Global Tactical Allocation	2018	10.25	9.42	0
	2017	9.59	10.25	0
	2016	9.37	9.59	0
	2015	9.94	9.37	0
	2014[4]	10.00	9.94	0
MFS® VIT High Yield	2018	10.50	9.81	0
	2017	10.22	10.50	0
	2016	9.31	10.22	0
	2015	10.08	9.31	0
	2014	10.18	10.08	0
	2013[2]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2018	17.35	16.86	0
	2017	14.02	17.35	0
	2016	13.71	14.02	905
	2015	14.25	13.71	879
	2014	13.27	14.25	0
	2013	10.56	13.27	0
	2012	9.37	10.56	0
	2011[1]	10.00	9.37	0
MFS® VIT II Research International	2018	10.71	8.87	0
	2017	8.67	10.71	0
	2016	9.06	8.67	0
	2015	9.59	9.06	0
	2014	10.68	9.59	911
	2013	9.32	10.68	0
	2012	8.29	9.32	0
	2011[1]	10.00	8.29	0
MFS® VIT International Value	2018	12.19	10.63	23,543
	2017	9.95	12.19	20,328
	2016	9.92	9.95	14,635
	2015	9.65	9.92	603
	2014[4]	10.00	9.65	0
MFS® VIT Investors Trust	2018	16.87	15.37	0
	2017	14.20	16.87	0
	2016	13.57	14.20	0
	2015	14.05	13.57	0
	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	0
	2011[1]	10.00	8.99	0

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT New Discovery	2018	13.55	12.87	4,425
	2017	11.10	13.55	3,307
	2016	10.56	11.10	3,262
	2015	11.18	10.56	4,545
	2014	12.50	11.18	1,159
	2013	9.17	12.50	0
	2012	7.85	9.17	420
	2011[1]	10.00	7.85	0
MFS® VIT Research	2018	17.04	15.70	0
	2017	14.33	17.04	0
	2016	13.68	14.33	0
	2015	14.08	13.68	0
	2014	13.26	14.08	0
	2013	10.40	13.26	0
	2012	9.21	10.40	0
	2011[1]	10.00	9.21	0
MFS® VIT Total Return	2018	13.37	12.16	0
	2017	12.35	13.37	0
	2016	11.75	12.35	0
	2015	12.21	11.75	0
	2014	11.70	12.21	0
	2013	10.20	11.70	0
	2012	9.52	10.20	0
	2011[1]	10.00	9.52	0
MFS® VIT Total Return Bond	2018	10.02	9.55	0
	2017	9.96	10.02	0
	2016	9.91	9.96	0
	2015	10.32	9.91	1,812
	2014	10.11	10.32	59,408
	2013	10.60	10.11	7,081
	2012	10.25	10.60	2,215
	2011[1]	10.00	10.25	0
MFS® VIT Utilities	2018	13.01	12.67	0
	2017	11.76	13.01	0
	2016	10.94	11.76	3,977
	2015	13.29	10.94	5,156
	2014	12.23	13.29	9,548
	2013	10.53	12.23	4,868
	2012	9.63	10.53	0
	2011[1]	10.00	9.63	0
Morgan Stanley VIF Emerging Markets Debt	2018	9.62	8.64	0
	2017	9.09	9.62	3,741
	2016	8.51	9.09	3,828
	2015	8.91	8.51	0
	2014	8.96	8.91	0
	2013[2]	10.00	8.96	0

A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morgan Stanley VIF Emerging Markets Equity	2018	10.08	8.03	11,212
	2017	7.72	10.08	9,954
	2016	7.50	7.72	7,275
	2015	8.69	7.50	8,462
	2014	9.43	8.69	16,819
	2013[2]	10.00	9.43	10,261
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2018	12.90	11.30	0
	2017	11.15	12.90	0
	2016	10.38	11.15	0
	2015	11.06	10.38	0
	2014	10.95	11.06	0
	2013[2]	10.00	10.95	0
Morningstar Balanced ETF Asset Allocation Portfolio	2018	11.51	10.43	3,213
	2017	10.51	11.51	3,118
	2016	10.03	10.51	3,026
	2015	10.62	10.03	0
	2014	10.52	10.62	34,846
	2013[2]	10.00	10.52	0
Morningstar Conservative ETF Asset Allocation Portfolio	2018	9.69	9.14	0
	2017	9.45	9.69	0
	2016	9.35	9.45	34,975
	2015	9.80	9.35	40,831
	2014	9.87	9.80	40,046
	2013[2]	10.00	9.87	0
Morningstar Growth ETF Asset Allocation Portfolio	2018	12.40	11.01	0
	2017	10.94	12.40	0
	2016	10.32	10.94	0
	2015	10.96	10.32	0
	2014	10.85	10.96	0
	2013[2]	10.00	10.85	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2018	10.55	9.76	0
	2017	9.94	10.55	0
	2016	9.67	9.94	0
	2015	10.18	9.67	0
	2014	10.20	10.18	0
	2013[2]	10.00	10.20	0
Neuberger Berman AMT Sustainable Equity	2018	15.37	13.97	2,184
	2017	13.47	15.37	0
	2016	12.72	13.47	0
	2015	13.25	12.72	0
	2014	12.45	13.25	0
	2013	9.38	12.45	0
	2012	8.77	9.38	0
	2011[1]	10.00	8.77	0

A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Global Fund/VA	2018	15.04	12.58	4,047
	2017	11.42	15.04	2,215
	2016	11.84	11.42	2,157
	2015	11.82	11.84	2,100
	2014	11.99	11.82	2,045
	2013	9.77	11.99	0
	2012	8.36	9.77	0
	2011[1]	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2018	9.84	9.07	1,495
	2017	9.61	9.84	1,460
	2016	9.36	9.61	1,418
	2015	9.93	9.36	1,400
	2014	10.03	9.93	1,926
	2013	10.42	10.03	807
	2012	9.54	10.42	0
	2011[1]	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2018	12.58	9.77	26,319
	2017	10.30	12.58	24,612
	2016	10.95	10.30	19,445
	2015	11.00	10.95	20,308
	2014	12.26	11.00	28,114
	2013	10.09	12.26	12,093
	2012	8.59	10.09	0
	2011[1]	10.00	8.59	0
Oppenheimer Main Street Small Cap Fund®/VA	2018	15.68	13.55	25,574
	2017	14.25	15.68	23,311
	2016	12.53	14.25	19,452
	2015	13.81	12.53	18,153
	2014	12.80	13.81	12,982
	2013	9.43	12.80	0
	2012	8.29	9.43	0
	2011	8.79	8.29	0
	2010	7.39	8.79	0
	2009	5.59	7.39	0
PIMCO VIT All Asset	2018	10.46	9.55	2,945
	2017	9.55	10.46	2,901
	2016	8.76	9.55	2,857
	2015	9.98	8.76	2,807
	2014	10.28	9.98	0
	2013	10.63	10.28	0
	2012	9.59	10.63	0
	2011[1]	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2018	4.33	3.59	48,046
	2017	4.39	4.33	51,862
	2016	3.96	4.39	28,874
	2015	5.51	3.96	20,784
	2014	7.01	5.51	22,431
	2013	8.51	7.01	7,824
	2012	8.38	8.51	0
	2011[1]	10.00	8.38	0

A-28

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Emerging Markets Bond	2018	11.18	10.28	18,519
	2017	10.54	11.18	14,912
	2016	9.64	10.54	14,539
	2015	10.22	9.64	19,209
	2014	10.43	10.22	33,714
	2013	11.61	10.43	21,771
	2012	10.21	11.61	659
	2011[1]	10.00	10.21	0
PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged) )	2018	11.71	10.83	486
	2017	11.17	11.71	756
	2016	11.13	11.17	458
	2015	12.01	11.13	444
	2014	12.17	12.01	431
	2013	13.78	12.17	0
	2012	13.35	13.78	0
	2011	12.86	13.35	0
	2010	11.93	12.86	0
	2009	10.58	11.93	0
PIMCO VIT Global Multi-Asset Managed Allocation	2018	10.68	9.74	0
	2017	9.70	10.68	0
	2016	9.66	9.70	0
	2015	10.02	9.66	0
	2014[4]	10.00	10.02	0
PIMCO VIT High Yield	2018	17.56	16.50	4,501
	2017	17.07	17.56	4,561
	2016	15.73	17.07	0
	2015	16.57	15.73	0
	2014	16.61	16.57	0
	2013	16.28	16.61	0
	2012	14.76	16.28	6,773
	2011	14.80	14.76	0
	2010	13.40	14.80	0
	2009	9.90	13.40	0
PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged) )	2018	8.85	8.20	6,431
	2017	8.27	8.85	4,021
	2016	8.32	8.27	4,115
	2015	9.28	8.32	0
	2014	9.58	9.28	0
	2013	10.61	9.58	0
	2012	10.44	10.61	0
	2011[1]	10.00	10.44	0
PIMCO VIT Low Duration	2018	8.65	8.38	48,003
	2017	8.85	8.65	70,135
	2016	9.04	8.85	72,342
	2015	9.34	9.04	215,945
	2014	9.59	9.34	54,957
	2013	9.95	9.59	33,108
	2012	9.74	9.95	11,215
	2011[1]	10.00	9.74	0

A-29

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Real Return	2018	9.28	8.76	27,534
	2017	9.28	9.28	24,091
	2016	9.14	9.28	12,130
	2015	9.73	9.14	5,428
	2014	9.78	9.73	2,336
	2013	11.16	9.78	17,515
	2012	10.64	11.16	8,737
	2011[1]	10.00	10.64	0
PIMCO VIT Short-Term	2018	9.01	8.83	31,563
	2017	9.11	9.01	60,914
	2016	9.23	9.11	27,144
	2015	9.45	9.23	3,887
	2014	9.73	9.45	11,546
	2013[2]	10.00	9.73	8,813
PIMCO VIT Total Return	2018	9.78	9.39	18,216
	2017	9.66	9.78	24,436
	2016	9.75	9.66	8,093
	2015	10.06	9.75	8,861
	2014	9.99	10.06	0
	2013	10.56	9.99	60,980
	2012	9.99	10.56	32,044
	2011[1]	10.00	9.99	11
Pioneer Bond VCT	2018	9.69	9.27	21,301
	2017	9.68	9.69	20,764
	2016	9.64	9.68	20,439
	2015	9.97	9.64	21,856
	2014	9.76	9.97	26,846
	2013[2]	10.00	9.76	0
Pioneer Equity Income VCT	2018	15.90	14.01	0
	2017	14.29	15.90	0
	2016	12.38	14.29	0
	2015	12.78	12.38	0
	2014	11.73	12.78	0
	2013[2]	10.00	11.73	0
Pioneer High Yield VCT	2018	10.61	9.85	0
	2017	10.27	10.61	0
	2016	9.34	10.27	0
	2015	10.10	9.34	0
	2014	10.48	10.10	0
	2013[2]	10.00	10.48	5,998
Pioneer Real Estate Shares VCT	2018	12.30	10.99	0
	2017	12.33	12.30	0
	2016	12.06	12.33	0
	2015	11.94	12.06	0
	2014	9.47	11.94	0
	2013[2]	10.00	9.47	0

A-30

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer Strategic Income VCT	2018	9.70	9.19	0
	2017	9.58	9.70	0
	2016	9.24	9.58	0
	2015	9.71	9.24	0
	2014	9.70	9.71	0
	2013[2]	10.00	9.70	0
Power Income VIT	2018	9.03	8.43	1,477
	2017	9.15	9.03	1,434
	2016	9.08	9.15	0
	2015	9.64	9.08	0
	2014	10.09	9.64	0
	2013[2]	10.00	10.09	0
Probabilities Fund	2018	10.34	8.44	17,449
	2017	9.28	10.34	16,972
	2016	9.41	9.28	16,815
	2015	10.32	9.41	24,038
	2014	10.19	10.32	23,723
	2013[3]	10.00	10.19	20,374
Putnam VT Diversified Income	2018	9.84	9.41	0
	2017	9.51	9.84	0
	2016	9.33	9.51	0
	2015	9.89	9.33	0
	2014	10.21	9.89	0
	2013[2]	10.00	10.21	0
Putnam VT Equity Income	2018	15.32	13.54	4,105
	2017	13.35	15.32	5,051
	2016	12.16	13.35	5,169
	2015	12.98	12.16	6,704
	2014	11.93	12.98	0
	2013[2]	10.00	11.93	0
Putnam VT Global Asset Allocation	2018	13.12	11.76	0
	2017	11.78	13.12	0
	2016	11.43	11.78	0
	2015	11.81	11.43	0
	2014	11.17	11.81	0
	2013[2]	10.00	11.17	0
Putnam VT Growth Opportunities	2018	17.42	17.23	0
	2017	13.77	17.42	0
	2016	13.39	13.77	0
	2015	13.72	13.39	0
	2014	12.46	13.72	0
	2013[2]	10.00	12.46	0
Putnam VT High Yield	2018	10.66	9.88	0
	2017	10.32	10.66	0
	2016	9.24	10.32	6,431
	2015	10.11	9.24	6,323
	2014	10.30	10.11	0
	2013[2]	10.00	10.30	0

A-31

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Income	2018	9.67	9.36	17,065
	2017	9.47	9.67	16,500
	2016	9.62	9.47	13,761
	2015	10.10	9.62	14,482
	2014	9.82	10.10	16,380
	2013[2]	10.00	9.82	0
Putnam VT Multi‑Asset Absolute Return	2018	9.66	8.60	5,915
	2017	9.35	9.66	5,826
	2016	9.61	9.35	5,738
	2015	10.00	9.61	5,637
	2014	9.96	10.00	0
	2013[2]	10.00	9.96	0
Putnam VT Multi-Cap Core (formerly Putnam VT Investors )	2018	16.45	14.68	0
	2017	13.86	16.45	0
	2016	12.81	13.86	0
	2015	13.55	12.81	0
	2014	12.31	13.55	0
	2013[2]	10.00	12.31	0
Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities )	2018	12.99	10.81	0
	2017	12.45	12.99	0
	2016	11.16	12.45	0
	2015	12.50	11.16	0
	2014	12.09	12.50	0
	2013[2]	10.00	12.09	0
Redwood Managed Volatility	2018	11.01	10.33	0
	2017	10.61	11.01	0
	2016	9.80	10.61	0
	2015[6]	10.00	9.80	0
Rydex VIF Banking	2018	5.67	4.43	11,453
	2017	5.22	5.67	7,144
	2016	4.25	5.22	409
	2015	4.62	4.25	0
	2014	4.62	4.62	0
	2013	3.70	4.62	0
	2012	3.09	3.70	0
	2011	4.11	3.09	0
	2010	3.76	4.11	0
	2009	4.03	3.76	0
Rydex VIF Basic Materials	2018	11.74	9.36	0
	2017	10.00	11.74	3,132
	2016	7.91	10.00	12,862
	2015	9.91	7.91	9,699
	2014	10.44	9.91	16,229
	2013	10.68	10.44	11,742
	2012	9.98	10.68	0
	2011	12.36	9.98	0
	2010	10.10	12.36	303
	2009	6.73	10.10	12

A-32

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Biotechnology	2018	27.24	23.83	9,805
	2017	21.78	27.24	2,893
	2016	28.07	21.78	7,022
	2015	26.78	28.07	9,156
	2014	20.89	26.78	12,543
	2013	14.02	20.89	8,705
	2012	10.67	14.02	0
	2011	9.99	10.67	0
	2010	9.34	9.99	171
	2009	8.17	9.34	14
Rydex VIF Commodities Strategy	2018	2.69	2.21	0
	2017	2.67	2.69	0
	2016	2.50	2.67	0
	2015	3.91	2.50	0
	2014	6.13	3.91	0
	2013	6.56	6.13	0
	2012	6.89	6.56	0
	2011	7.63	6.89	0
	2010	7.31	7.63	0
	2009	6.78	7.31	0
Rydex VIF Consumer Products	2018	18.04	15.32	3,876
	2017	16.75	18.04	3,830
	2016	16.44	16.75	18,192
	2015	16.02	16.44	21,352
	2014	14.73	16.02	25,884
	2013	11.89	14.73	15,477
	2012	11.28	11.89	0
	2011	10.27	11.28	0
	2010	9.06	10.27	0
	2009	7.87	9.06	0
Rydex VIF Dow 2x Strategy	2018	22.98	19.04	2,069
	2017	15.00	22.98	0
	2016	11.88	15.00	0
	2015	12.84	11.88	0
	2014	11.38	12.84	238
	2013	7.24	11.38	0
	2012	6.40	7.24	0
	2011	6.07	6.40	0
	2010	5.04	6.07	0
	2009	3.81	5.04	0
Rydex VIF Electronics	2018	14.17	11.95	5,104
	2017	11.19	14.17	5,320
	2016	9.32	11.19	186
	2015	9.45	9.32	0
	2014	7.90	9.45	322
	2013	6.05	7.90	0
	2012	6.20	6.05	0
	2011	7.69	6.20	0
	2010	7.26	7.69	212
	2009	4.38	7.26	0

A-33

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Energy	2018	7.11	5.12	0
	2017	7.85	7.11	0
	2016	6.18	7.85	9,019
	2015	9.18	6.18	8,948
	2014	11.67	9.18	9,030
	2013	9.79	11.67	5,092
	2012	9.89	9.79	0
	2011	10.87	9.89	230
	2010	9.45	10.87	154
	2009	7.06	9.45	0
Rydex VIF Energy Services	2018	4.74	2.49	343
	2017	6.03	4.74	337
	2016	5.07	6.03	721
	2015	7.68	5.07	326
	2014	11.26	7.68	7,186
	2013	9.40	11.26	6,505
	2012	9.70	9.40	0
	2011	11.06	9.70	0
	2010	9.08	11.06	148
	2009	5.79	9.08	0
Rydex VIF Europe 1.25x Strategy	2018	5.32	4.17	0
	2017	4.28	5.32	0
	2016	4.70	4.28	0
	2015	5.24	4.70	0
	2014	6.20	5.24	0
	2013	5.18	6.20	0
	2012	4.41	5.18	1,139
	2011	5.37	4.41	0
	2010	6.23	5.37	0
	2009	4.76	6.23	0
Rydex VIF Financial Services	2018	7.51	6.37	9,950
	2017	6.73	7.51	6,716
	2016	6.01	6.73	1,202
	2015	6.48	6.01	1,673
	2014	5.96	6.48	0
	2013	4.84	5.96	0
	2012	4.08	4.84	0
	2011	4.96	4.08	0
	2010	4.49	4.96	0
	2009	3.89	4.49	0
Rydex VIF Government Long Bond 1.2x Strategy	2018	13.79	12.61	0
	2017	13.02	13.79	0
	2016	13.52	13.02	6,532
	2015	14.75	13.52	3,229
	2014	11.34	14.75	3,996
	2013	14.36	11.34	0
	2012	14.42	14.36	0
	2011	10.55	14.42	0
	2010	9.92	10.55	0
	2009	14.99	9.92	0

A-34

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Health Care	2018	17.75	17.36	165
	2017	14.96	17.75	160
	2016	17.15	14.96	156
	2015	16.98	17.15	152
	2014	14.10	16.98	144
	2013	10.29	14.10	0
	2012	9.09	10.29	0
	2011	8.99	9.09	0
	2010	8.72	8.99	0
	2009	7.24	8.72	27
Rydex VIF High Yield Strategy	2018	10.99	10.52	0
	2017	10.64	10.99	0
	2016	9.87	10.64	0
	2015[6]	10.00	9.87	0
Rydex VIF Internet	2018	19.71	18.43	0
	2017	15.23	19.71	124
	2016	15.10	15.23	0
	2015	14.42	15.10	202
	2014	14.64	14.42	0
	2013	10.02	14.64	0
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	177
	2009	5.46	8.75	0
Rydex VIF Inverse Dow 2x Strategy	2018	0.38	0.37	0
	2017	0.65	0.38	0
	2016	0.95	0.65	0
	2015	1.07	0.95	0
	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	0
	2011	4.97	3.50	0
	2010	7.39	4.97	0
	2009	13.81	7.39	0
Rydex VIF Inverse Government Long Bond Strategy	2018	2.32	2.33	48,574
	2017	2.64	2.32	58,518
	2016	2.81	2.64	0
	2015	2.94	2.81	0
	2014	4.06	2.94	0
	2013	3.65	4.06	0
	2012	4.02	3.65	0
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0

A-35

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Mid‑Cap Strategy	2018	1.49	1.59	0
	2017	1.78	1.49	0
	2016	2.28	1.78	18,198
	2015	2.38	2.28	0
	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2018	1.11	1.05	13,908
	2017	1.53	1.11	11,476
	2016	1.75	1.53	8,453
	2015	2.08	1.75	6,282
	2014	2.64	2.08	5,647
	2013	3.86	2.64	5,425
	2012	4.91	3.86	2,701
	2011	5.65	4.91	146
	2010	7.43	5.65	0
	2009	6.10	7.43	0
Rydex VIF Inverse Russell 2000® Strategy	2018	1.45	1.55	0
	2017	1.73	1.45	0
	2016	2.25	1.73	37,466
	2015	2.32	2.25	0
	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	0
	2009	12.34	8.01	0
Rydex VIF Inverse S&P 500 Strategy	2018	1.92	1.93	4,114
	2017	2.40	1.92	16,579
	2016	2.83	2.40	37,257
	2015	3.06	2.83	103,955
	2014	3.70	3.06	1,675
	2013	5.22	3.70	22,920
	2012	6.51	5.22	8,608
	2011	7.41	6.51	0
	2010	9.23	7.41	0
	2009	13.19	9.23	0
Rydex VIF Japan 2x Strategy	2018	12.16	9.05	0
	2017	8.38	12.16	0
	2016	7.97	8.38	0
	2015	7.37	7.97	0
	2014	9.01	7.37	0
	2013	5.98	9.01	0
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	439

A-36

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Leisure	2018	14.81	12.38	0
	2017	12.76	14.81	0
	2016	12.06	12.76	157
	2015	12.44	12.06	236
	2014	11.98	12.44	0
	2013	8.71	11.98	0
	2012	7.43	8.71	0
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
Rydex VIF Mid-Cap 1.5x Strategy	2018	18.91	14.73	363
	2017	15.99	18.91	2,494
	2016	12.77	15.99	2,452
	2015	13.98	12.77	1,974
	2014	12.93	13.98	335
	2013	8.91	12.93	325
	2012	7.42	8.91	449
	2011	8.31	7.42	625
	2010	6.25	8.31	881
	2009	4.25	6.25	204
Rydex VIF NASDAQ-100®	2018	22.83	21.66	5,373
	2017	18.02	22.83	131
	2016	17.60	18.02	2,123
	2015	16.84	17.60	3,235
	2014	14.84	16.84	1,482
	2013	11.41	14.84	2,166
	2012	10.11	11.41	0
	2011	10.25	10.11	0
	2010	8.95	10.25	352
	2009	6.10	8.95	163
Rydex VIF NASDAQ-100® 2x Strategy	2018	45.66	40.00	0
	2017	27.89	45.66	1,094
	2016	26.34	27.89	1,403
	2015	23.78	26.34	2,277
	2014	18.02	23.78	2,920
	2013	10.35	18.02	0
	2012	7.99	10.35	0
	2011	8.32	7.99	0
	2010	6.29	8.32	0
	2009	2.99	6.29	348
Rydex VIF Nova	2018	16.38	14.19	0
	2017	12.86	16.38	0
	2016	11.51	12.86	3,882
	2015	12.00	11.51	4,719
	2014	10.47	12.00	0
	2013	7.27	10.47	0
	2012	6.16	7.27	0
	2011	6.45	6.16	787
	2010	5.57	6.45	828
	2009	4.25	5.57	570

A-37

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2018	4.37	3.52	15,041
	2017	4.23	4.37	0
	2016	2.64	4.23	9,737
	2015	3.93	2.64	1,884
	2014	4.92	3.93	20,882
	2013	9.46	4.92	27,163
	2012	10.21	9.46	2,373
	2011	13.92	10.21	199
	2010	10.44	13.92	287
	2009	7.23	10.44	11
Rydex VIF Real Estate	2018	8.62	7.72	3,431
	2017	8.37	8.62	0
	2016	7.86	8.37	0
	2015	8.35	7.86	385
	2014	7.14	8.35	4,573
	2013	7.11	7.14	0
	2012	6.22	7.11	0
	2011	6.30	6.22	0
	2010	5.22	6.30	0
	2009	4.31	5.22	0
Rydex VIF Retailing	2018	14.11	13.19	2,075
	2017	12.95	14.11	0
	2016	13.36	12.95	0
	2015	14.02	13.36	1,093
	2014	13.36	14.02	2,496
	2013	10.18	13.36	1,989
	2012	9.02	10.18	0
	2011	8.87	9.02	261
	2010	7.34	8.87	0
	2009	5.27	7.34	0
Rydex VIF Russell 2000® 1.5x Strategy	2018	14.19	11.02	0
	2017	12.24	14.19	0
	2016	9.71	12.24	0
	2015	11.06	9.71	0
	2014	10.97	11.06	0
	2013	7.16	10.97	0
	2012	6.07	7.16	0
	2011	7.16	6.07	781
	2010	5.37	7.16	251
	2009	4.17	5.37	226
Rydex VIF Russell 2000® 2x Strategy	2018	12.34	8.80	0
	2017	10.12	12.34	0
	2016	7.58	10.12	0
	2015	9.04	7.58	0
	2014	8.89	9.04	0
	2013	4.96	8.89	0
	2012	3.97	4.96	616
	2011	5.10	3.97	0
	2010	3.56	5.10	0
	2009	2.71	3.56	0

A-38

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 2x Strategy	2018	17.70	14.46	0
	2017	12.77	17.70	0
	2016	10.98	12.77	0
	2015	11.55	10.98	0
	2014	9.59	11.55	3,765
	2013	5.88	9.59	0
	2012	4.71	5.88	486
	2011	5.07	4.71	0
	2010	4.19	5.07	0
	2009	2.96	4.19	0
Rydex VIF S&P 500 Pure Growth	2018	18.02	16.42	5,063
	2017	14.99	18.02	3,569
	2016	15.13	14.99	3,400
	2015	15.49	15.13	12,813
	2014	14.26	15.49	2,930
	2013	10.45	14.26	2,663
	2012	9.54	10.45	0
	2011	9.99	9.54	3,331
	2010	8.27	9.99	182
	2009	5.81	8.27	172
Rydex VIF S&P 500 Pure Value	2018	14.26	11.94	4,913
	2017	12.74	14.26	8,708
	2016	11.23	12.74	0
	2015	12.83	11.23	133
	2014	11.97	12.83	6,530
	2013	8.53	11.97	617
	2012	7.22	8.53	0
	2011	7.72	7.22	4,430
	2010	6.64	7.72	0
	2009	4.55	6.64	221
Rydex VIF S&P MidCap 400 Pure Growth	2018	18.01	14.82	3,141
	2017	15.70	18.01	252
	2016	15.82	15.70	245
	2015	16.17	15.82	245
	2014	17.00	16.17	327
	2013	13.12	17.00	231
	2012	11.71	13.12	0
	2011	12.20	11.71	0
	2010	9.52	12.20	0
	2009	6.28	9.52	0
Rydex VIF S&P MidCap 400 Pure Value	2018	13.67	10.70	3,801
	2017	12.51	13.67	2,769
	2016	10.04	12.51	2,823
	2015	11.80	10.04	0
	2014	11.44	11.80	0
	2013	8.72	11.44	0
	2012	7.72	8.72	0
	2011	8.60	7.72	0
	2010	7.41	8.60	0
	2009	4.94	7.41	149

A-39

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P SmallCap 600 Pure Growth	2018	16.72	14.69	1,542
	2017	14.91	16.72	1,038
	2016	13.00	14.91	952
	2015	13.51	13.00	5,363
	2014	13.98	13.51	819
	2013	10.24	13.98	3,337
	2012	9.58	10.24	792
	2011	9.58	9.58	0
	2010	7.91	9.58	0
	2009	6.11	7.91	0
Rydex VIF S&P SmallCap 600 Pure Value	2018	11.16	8.56	2,154
	2017	11.58	11.16	1,220
	2016	9.10	11.58	1,302
	2015	10.89	9.10	1,747
	2014	11.13	10.89	1,563
	2013	8.07	11.13	2,260
	2012	6.94	8.07	370
	2011	7.93	6.94	0
	2010	6.56	7.93	0
	2009	4.18	6.56	0
Rydex VIF Strengthening Dollar 2x Strategy	2018	5.34	5.77	0
	2017	6.71	5.34	0
	2016	6.49	6.71	0
	2015	5.93	6.49	0
	2014	4.99	5.93	0
	2013	5.32	4.99	0
	2012	5.88	5.32	0
	2011	6.36	5.88	0
	2010	6.89	6.36	0
	2009	8.48	6.89	0
Rydex VIF Technology	2018	15.80	15.04	0
	2017	12.33	15.80	0
	2016	11.49	12.33	0
	2015	11.77	11.49	0
	2014	11.04	11.77	247
	2013	8.44	11.04	0
	2012	7.81	8.44	0
	2011	8.90	7.81	264
	2010	8.22	8.90	0
	2009	5.47	8.22	0
Rydex VIF Telecommunications	2018	7.42	6.79	3,958
	2017	7.25	7.42	0
	2016	6.40	7.25	0
	2015	7.10	6.40	0
	2014	7.16	7.10	0
	2013	6.31	7.16	0
	2012	6.23	6.31	0
	2011	7.53	6.23	0
	2010	6.81	7.53	0
	2009	5.48	6.81	0

A-40

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Transportation	2018	15.08	11.65	0
	2017	12.79	15.08	0
	2016	11.47	12.79	0
	2015	13.82	11.47	0
	2014	11.65	13.82	0
	2013	8.01	11.65	0
	2012	7.05	8.01	0
	2011	8.21	7.05	0
	2010	6.84	8.21	0
	2009	6.03	6.84	0
Rydex VIF U.S. Government Money Market	2018	7.18	6.98	133,768
	2017	7.43	7.18	121,254
	2016	7.69	7.43	119,105
	2015	7.96	7.69	133,914
	2014	8.24	7.96	85,377
	2013	8.53	8.24	139,544
	2012	8.83	8.53	244,709
	2011	9.14	8.83	12,990
	2010	9.47	9.14	4,279
	2009	9.79	9.47	15,410
Rydex VIF Utilities	2018	13.21	13.25	11,054
	2017	12.32	13.21	8,250
	2016	10.96	12.32	2,279
	2015	12.25	10.96	1,348
	2014	10.32	12.25	0
	2013	9.40	10.32	0
	2012	9.62	9.40	0
	2011	8.56	9.62	0
	2010	8.29	8.56	0
	2009	7.54	8.29	0
Rydex VIF Weakening Dollar 2x Strategy	2018	4.92	4.20	0
	2017	4.27	4.92	0
	2016	4.84	4.27	0
	2015	6.02	4.84	0
	2014	7.98	6.02	0
	2013	8.50	7.98	0
	2012	8.73	8.50	0
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
SEI VP Balanced Strategy	2018	10.29	9.26	113,917
	2017	9.57	10.29	0
	2016	9.27	9.57	0
	2015	9.93	9.27	0
	2014[4]	10.00	9.93	0
SEI VP Conservative Strategy	2018	9.65	9.11	0
	2017	9.53	9.65	0
	2016	9.51	9.53	0
	2015	9.89	9.51	0
	2014[4]	10.00	9.89	0

A-41

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
SEI VP Defensive Strategy	2018	9.20	8.80	0
	2017	9.30	9.20	0
	2016	9.43	9.30	0
	2015	9.81	9.43	289
	2014[4]	10.00	9.81	0
SEI VP Market Growth Strategy	2018	10.56	9.37	0
	2017	9.61	10.56	1,064
	2016	9.26	9.61	4,312
	2015	9.95	9.26	4,185
	2014[4]	10.00	9.95	0
SEI VP Market Plus Strategy	2018	11.13	9.64	0
	2017	9.73	11.13	0
	2016	9.31	9.73	0
	2015	10.02	9.31	0
	2014[4]	10.00	10.02	0
SEI VP Moderate Strategy	2018	10.20	9.45	0
	2017	9.77	10.20	0
	2016	9.54	9.77	0
	2015	10.00	9.54	0
	2014[4]	10.00	10.00	0
T. Rowe Price Blue Chip Growth	2018	20.67	20.30	14,575
	2017	15.75	20.67	9,571
	2016	16.22	15.75	9,844
	2015	15.15	16.22	5,285
	2014	14.41	15.15	4,659
	2013	10.59	14.41	1,392
	2012	9.30	10.59	1,091
	2011[1]	10.00	9.30	0
T. Rowe Price Equity Income	2018	15.26	13.31	30,116
	2017	13.65	15.26	26,494
	2016	11.89	13.65	33,271
	2015	13.25	11.89	57,297
	2014	12.80	13.25	53,046
	2013	10.24	12.80	43,047
	2012	9.07	10.24	16,745
	2011[1]	10.00	9.07	0
T. Rowe Price Health Sciences	2018	25.52	24.87	7,625
	2017	20.75	25.52	4,792
	2016	24.06	20.75	4,861
	2015	22.14	24.06	5,298
	2014	17.47	22.14	5,556
	2013	12.01	17.47	0
	2012	9.49	12.01	0
	2011[1]	10.00	9.49	0

A-42

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Limited-Term Bond	2018	8.36	8.15	1,961
	2017	8.58	8.36	1,903
	2016	8.79	8.58	20,953
	2015	9.09	8.79	33,945
	2014	9.37	9.09	35,672
	2013	9.71	9.37	43,322
	2012	9.82	9.71	11,374
	2011[1]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2018	17.57	14.29	14,270
	2017	12.95	17.57	10,942
	2016	11.41	12.95	9,454
	2015	14.70	11.41	6,679
	2014	16.61	14.70	13,339
	2013	17.35	16.61	10,092
	2012	15.87	17.35	676
	2011	19.52	15.87	0
	2010	17.18	19.52	0
	2009	10.30	17.18	0
Templeton Foreign VIP Fund	2018	15.85	12.95	23,028
	2017	14.06	15.85	21,026
	2016	13.58	14.06	18,593
	2015	15.03	13.58	13,083
	2014	17.51	15.03	15,999
	2013	14.74	17.51	6,966
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	0
	2009	10.78	14.27	0
Templeton Global Bond VIP Fund	2018	9.12	8.98	25,203
	2017	9.26	9.12	23,683
	2016	9.31	9.26	30,076
	2015	10.07	9.31	24,035
	2014	10.24	10.07	17,298
	2013	10.43	10.24	2,965
	2012	9.38	10.43	0
	2011[1]	10.00	9.38	0
Templeton Growth VIP Fund	2018	12.86	10.58	0
	2017	11.23	12.86	0
	2016	10.61	11.23	0
	2015	11.74	10.61	0
	2014	12.50	11.74	509
	2013	9.89	12.50	0
	2012	8.46	9.89	0
	2011[1]	10.00	8.46	0

A-43

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Third Avenue Value	2018	10.97	8.44	0
	2017	10.00	10.97	0
	2016	9.22	10.00	0
	2015	10.48	9.22	0
	2014	10.39	10.48	0
	2013	9.04	10.39	0
	2012	7.35	9.04	0
	2011[1]	10.00	7.35	0
TOPS® Aggressive Growth ETF	2018	10.84	9.40	0
	2017[8]	10.00	10.84	0
TOPS® Balanced ETF	2018	10.35	9.41	0
	2017[8]	10.00	10.35	0
TOPS® Conservative ETF	2018	10.16	9.56	0
	2017[8]	10.00	10.16	0
TOPS® Growth ETF	2018	10.70	9.41	0
	2017[8]	10.00	10.70	0
TOPS® Managed Risk Balanced ETF	2018	10.34	9.42	0
	2017[8]	10.00	10.34	0
TOPS® Managed Risk Growth ETF	2018	10.72	9.50	0
	2017[8]	10.00	10.72	0
TOPS® Managed Risk Moderate Growth ETF	2018	10.52	9.47	0
	2017[8]	10.00	10.52	0
TOPS® Moderate Growth ETF	2018	10.50	9.48	0
	2017[8]	10.00	10.50	0
VanEck VIP Global Gold	2018	7.93	6.39	0
	2017	7.28	7.93	0
	2016	5.09	7.28	0
	2015	6.95	5.09	1,482
	2014	7.66	6.95	0
	2013[3]	10.00	7.66	0
VanEck VIP Global Hard Assets	2018	5.18	3.58	17,289
	2017	5.47	5.18	19,641
	2016	3.95	5.47	19,197
	2015	6.16	3.95	13,946
	2014	7.90	6.16	13,366
	2013	7.42	7.90	3,035
	2012	7.45	7.42	0
	2011[1]	10.00	7.45	0
Vanguard® VIF Balanced	2018	11.52	10.71	2,513
	2017	10.44	11.52	2,115
	2016	9.77	10.44	0
	2015[6]	10.00	9.77	0
Vanguard® VIF Capital Growth	2018	12.99	12.35	0
	2017	10.48	12.99	0
	2016	9.82	10.48	0
	2015[6]	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2018	10.71	9.99	0
	2017	10.03	10.71	0
	2016	9.84	10.03	0
	2015[6]	10.00	9.84	0

A-44

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Diversified Value	2018	11.47	10.03	0
	2017	10.54	11.47	0
	2016	9.69	10.54	0
	2015[6]	10.00	9.69	0
Vanguard® VIF Equity Income	2018	12.32	11.15	9,857
	2017	10.83	12.32	9,599
	2016	9.78	10.83	9,715
	2015[6]	10.00	9.78	0
Vanguard® VIF Equity Index	2018	12.27	11.27	20,502
	2017	10.48	12.27	18,388
	2016	9.74	10.48	18,203
	2015[6]	10.00	9.74	0
Vanguard® VIF Growth	2018	11.84	11.42	0
	2017	9.40	11.84	0
	2016	9.88	9.40	0
	2015[6]	10.00	9.88	0
Vanguard® VIF High Yield Bond	2018	10.78	10.09	0
	2017	10.47	10.78	10,162
	2016	9.77	10.47	87
	2015[6]	10.00	9.77	0
Vanguard® VIF International	2018	13.05	10.97	7,587
	2017	9.50	13.05	6,707
	2016	9.70	9.50	6,595
	2015[6]	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2018	11.92	10.40	25,444
	2017	10.41	11.92	7,946
	2016	9.73	10.41	6,575
	2015[6]	10.00	9.73	0
Vanguard® VIF Moderate Allocation	2018	11.19	10.24	3,323
	2017	10.13	11.19	3,225
	2016	9.79	10.13	3,129
	2015[6]	10.00	9.79	0
Vanguard® VIF Real Estate Index	2018	10.66	9.71	4,823
	2017	10.57	10.66	5,333
	2016	10.14	10.57	3,879
	2015[6]	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2018	9.62	9.36	8,499
	2017	9.80	9.62	2,138
	2016	9.91	9.80	2,276
	2015[6]	10.00	9.91	0
Vanguard® VIF Small Company Growth	2018	12.74	11.37	4,847
	2017	10.73	12.74	1,350
	2016	9.70	10.73	0
	2015[6]	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2018	9.74	9.36	49,377
	2017	9.78	9.74	14,348
	2016	9.92	9.78	14,521
	2015[6]	10.00	9.92	0

A-45

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Total Stock Market Index	2018	12.26	11.17	3,614
	2017	10.54	12.26	3,507
	2016	9.73	10.54	984
	2015[6]	10.00	9.73	0
Virtus Duff & Phelps International Series	2018	8.45	6.80	31,334
	2017	7.55	8.45	28,767
	2016	7.94	7.55	27,495
	2015	9.18	7.94	18,533
	2014	9.89	9.18	18,155
	2013[3]	10.00	9.89	9,440
Virtus Duff & Phelps Real Estate Securities Series	2018	11.69	10.55	5,076
	2017	11.42	11.69	11,430
	2016	11.06	11.42	11,205
	2015	11.19	11.06	12,247
	2014	8.80	11.19	10,294
	2013[3]	10.00	8.80	2,495
Virtus KAR Small-Cap Growth Series	2018	18.18	19.61	1,973
	2017	13.36	18.18	0
	2016	10.98	13.36	0
	2015	11.29	10.98	0
	2014[4]	10.00	11.29	0
Virtus Newfleet Multi-Sector Intermediate Bond Series	2018	9.87	9.29	9,496
	2017	9.58	9.87	7,627
	2016	9.07	9.58	6,691
	2015	9.51	9.07	4,264
	2014	9.66	9.51	943
	2013[3]	10.00	9.66	0
Virtus Strategic Allocation Series	2018	11.61	10.55	0
	2017	10.10	11.61	0
	2016	10.37	10.10	0
	2015	11.35	10.37	0
	2014	10.92	11.35	0
	2013[3]	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2018	14.94	13.29	0
	2017	12.42	14.94	0
	2016	12.02	12.42	0
	2015	12.43	12.02	0
	2014	11.87	12.43	0
	2013[2]	10.00	11.87	0
VY Clarion Global Real Estate Portfolio	2018	10.62	9.35	1,221
	2017	9.95	10.62	1,791
	2016	10.26	9.95	225
	2015	10.82	10.26	220
	2014	9.86	10.82	456
	2013[2]	10.00	9.86	0
VY Clarion Real Estate Portfolio	2018	12.11	10.79	1,670
	2017	11.94	12.11	1,431
	2016	11.87	11.94	1,438
	2015	11.96	11.87	896
	2014	9.54	11.96	0
	2013[2]	10.00	9.54	0

A-46

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo International Equity VT	2018	11.10	8.87	0
	2017	9.24	11.10	0
	2016	9.26	9.24	0
	2015	9.41	9.26	0
	2014	10.30	9.41	0
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	2011[1]	10.00	8.13	0
Wells Fargo Omega Growth VT	2018	16.50	15.98	0
	2017	12.69	16.50	0
	2016	13.07	12.69	0
	2015	13.35	13.07	0
	2014	13.30	13.35	0
	2013	9.84	13.30	0
	2012	8.46	9.84	0
	2011[1]	10.00	8.46	0
Wells Fargo Opportunity VT	2018	16.25	14.58	291
	2017	13.97	16.25	282
	2016	12.88	13.97	274
	2015	13.76	12.88	266
	2014	12.90	13.76	0
	2013	10.22	12.90	0
	2012	9.16	10.22	0
	2011	10.03	9.16	0
	2010	8.39	10.03	0
	2009	5.88	8.39	0
Western Asset Variable Global High Yield Bond	2018	10.17	9.42	0
	2017	9.71	10.17	0
	2016	8.71	9.71	0
	2015	9.60	8.71	0
	2014	10.09	9.60	0
	2013[2]	10.00	10.09	0
1   For the period April 18, 2011 (date of inception) to December 31, 2011.
2   For the period February 1, 2013 (the date first publicly offered) to December 31, 2013.
3   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
4   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
5   For the period July 1, 2014 (the date first publicly offered) to December 31, 2014.
6   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
7   Effective August 18, 2017, the Subaccount began investing in Class 3 of 7Twelve™ Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect the investment in Class 4 of 7Twelve™ Balanced Portfolio.
8   For the period August 18, 2017 (the date first publicly offered) to December 31, 2017.

A-47

Prospectus
ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2019

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013D (COMM)	32-70130-04 2019/05/011

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461
This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Mid Cap Value[2]
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I.
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I.
•	Dimensional VA Equity Allocation
•	Dimensional VA Global Bond Portfolio

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2019

V7013D (COMM)	Protected by U.S. Patent No. 7,251,623 B1.	32-70130-04 2019/05/01

•	Dimensional VA Global Moderate Allocation
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short-Term Fixed Portfolio
•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP)
•	DWS Core Equity VIP (formerly Deutsche Core Equity VIP)
•	DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP)
•	DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP)
•	DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP)
•	DWS High Income VIP (formerly Deutsche High Income VIP)
•	DWS International Growth VIP (formerly Deutsche International Growth VIP)
•	DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP)
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond
•	Ivy VIP Global Equity Income
•	Ivy VIP Global Growth
•	Ivy VIP Growth
•	Ivy VIP High Income
•	Ivy VIP International Core Equity
•	Ivy VIP Limited-Term Bond
2

•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
•	Ivy VIP Science and Technology
•	Ivy Securian Real Estate Securities
•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth
•	Ivy VIP Value
•	Janus Henderson VIT Enterprise
•	Janus Henderson VIT Forty
•	Janus Henderson VIT Mid Cap Value
•	Janus Henderson VIT Overseas
•	Janus Henderson VIT Research
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Sustainable Equity
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged))
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged))
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Multi‑Asset Absolute Return
•	Putnam VT Multi-Cap Core (formerly Putnam VT Investors)
•	Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities)
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Financial Services
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Leisure
•	Rydex VIF NASDAQ-100®
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
3

•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Global Bond Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth[3]
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total International Stock Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small-Cap Growth Series
•	Virtus Newfleet Multi-Sector Intermediate Bond Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The American Century VP Mid Cap Value Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2015. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2015, you may not allocate Purchase Payments or transfer your Contract Value to the American Century VP Mid Cap Value Subaccount.

3
The Vanguard® VIF Small Company Growth Subaccount is available only if you had Contract Value allocated to the Subaccount on May 1, 2019. Contractowners who had Contract Value allocated to the Subaccount on that date may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount. If you did not have Contract Value allocated to the Subaccount on May 1, 2019, you may not allocate Purchase Payments or transfer your Contract Value to the Vanguard® VIF Small Company Growth Subaccount.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2019, which has been filed with the SEC contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page  49 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1‑800‑888‑2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Fist Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we”, “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
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Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
8

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
9

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations —All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See “Mortality and Expense Risk Charge.”
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Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	1.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2   The administration charge differs by Subaccount and currently ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.11%	48.64%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.11%	2.20%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2018, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2018. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2020.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$441	$6,519	$8,301	$9,007

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Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$234	$ 721	$1,235	$2,646

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Life Insurance Company and is a member of the Financial Regulatory Authority (“FINRA”).
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
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Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class (if applicable), a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at its Administrative Office.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of
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assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0.25% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub‑adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
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The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability. Our most recently available audited statutory financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497, or by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The
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Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
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For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within six months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall calculate the death benefit as set forth under “How do you calculate the death benefit?” above.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner
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and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Fund Liquidations.  If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Rydex VIF U.S. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging
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Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Rydex VIF Dow 2x Strategy	May 1, 2019
Rydex VIF Europe 1.25x Strategy	May 1, 2019
Rydex VIF Government Long Bond 1.2x Strategy	May 1, 2019
Rydex VIF Inverse Dow 2x Strategy	May 1, 2019
Rydex VIF Inverse Government Long Bond Strategy	May 1, 2019
Rydex VIF Inverse Mid-Cap Strategy	May 1, 2019
Rydex VIF Inverse NASDAQ-100® Strategy	May 1, 2019
Rydex VIF Inverse Russell 2000® Strategy	May 1, 2019
Rydex VIF Inverse S&P 500 Strategy	May 1, 2019
Rydex VIF Japan 2x Strategy	May 1, 2019
Rydex VIF Mid-Cap 1.5x Strategy	May 1, 2019
Rydex VIF NASDAQ-100® 2x Strategy	May 1, 2019
Rydex VIF Nova	May 1, 2019
Rydex VIF Russell 2000® 1.5x Strategy	May 1, 2019
Rydex VIF Russell 2000® 2x Strategy	May 1, 2019
Rydex VIF S&P 500 2x Strategy	May 1, 2019
Rydex VIF Strengthening Dollar 2x Strategy	May 1, 2019
Rydex VIF Weakening Dollar 2x Strategy	May 1, 2019
Vanguard® VIP Small Company Growth	May 1, 2019

In the event that we receive a request to allocate Purchase Payments or Contract Value to a closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount.
If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, those automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our
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Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
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If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VIP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

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The Rydex VIF Dow 2x Strategy, Rydex VIF Europe 1.25x Strategy, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100® Strategy, Rydex VIF Nova, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF Strengthening Dollar 2x Strategy, and Rydex VIF Weakening Dollar 2x Strategy closed on May 1, 2019. If you had Contract Value allocated to these Subaccounts at the time that it closed, your Contract Value will remain invested in that Subaccount. You may transfer Contract Value from these Subaccounts, but you will not be able to allocate Purchase Payments or transfer Contract Value to these Subaccounts.

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If you had Contract Value allocated to the Vanguard® VIF Small Company Growth Subaccount on May 1, 2019, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Vanguard® VIF Small Company Growth Subaccount pursuant to an Automatic Allocation Program will remain in effect.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under
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this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer
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requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
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Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value[1], American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio,  Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® U.S. VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS International Growth VIP, DWS Small Mid Cap Value VIP
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Global Bond Opportunities (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO International Bond (Unhedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Multi‑Asset Absolute Return, Putnam VT Multi‑Cap Core, Putnam VT Small Cap Growth
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Financial Services, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Leisure, Rydex VIF NASDAQ-100®, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy; SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth[2], Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi‑Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   You may transfer Contract Value to the American Century VP Mid Cap Value Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2015.
2   You may transfer Contract Value to the Vanguard® VIF Small Company Growth Subaccount only if you had Contract Value allocated to that Subaccount on May 1, 2019.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
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Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
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Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.”
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.
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The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received prior to 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally, 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such
28

as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
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Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within six months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not restrict the calculation of the death benefit to the Contract Value as described above.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
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Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The
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Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index
0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
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Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the
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annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in
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the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated
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to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity
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Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003‑91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently
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broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003‑91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003‑91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7);
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(iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts
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issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
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Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($103,000 to $123,000 for a married couple filing a joint return and $64,000 to $74,000 for a single tax-payer in 2019). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $193,000 and $203,000 (for 2019). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for tax-payers with $122,000 to $137,000 in adjusted gross income for 2019 ($193,000 to $203,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be
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required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
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Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
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Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Funds should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
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Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
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Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, “SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2018, 2017, and 2016, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $9,472, $22,833, and $25,011, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and  0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help
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defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013 the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by
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writing the Company at its Administrative Office, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by calling 1‑800‑888‑2461.
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such period as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns II Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS.
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Share Classes, Objectives, and Advisers for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	Class 3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors LLC
AB VPS Dynamic Asset Allocation	Class B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AB VPS Global Thematic Growth	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Growth and Income	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Small/ Mid Cap Value	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
Alger Capital Appreciation	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
Alger Large Cap Growth	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
ALPS/Alerian Energy Infrastructure	Class III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc.
American Century VP Income & Growth	Class II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Inflation Protection	Class II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt. Inc.
American Century VP International	Class II	Seeks capital growth.	American Century Investment Mgmt. Inc.
American Century VP Mid Cap Value[1]	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Value	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Funds IS® Asset Allocation	Class 4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	Class 4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth	Class 4	Provide capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	Class 4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	Class 4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® New World	Class 4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	Class 4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	Class 3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
Dimensional VA Equity Allocation		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Moderate Allocation
Seeks total return consisting of capital appreciation and current income. This is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds managed by Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
DWS Capital Growth VIP	Class B	Provide long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Core Equity VIP	Class B	Seeks long-term capital growth, current income and income growth.	DWS Investment Mgmt. Americas Inc.
DWS CROCI® U.S. VIP	Class B	Achieve a high rate of total return.	DWS Investment Mgmt. Americas Inc.
DWS Global Small Cap VIP	Class B	Seeks above-average capital appreciation over the long term.	DWS Investment Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	Class B	Seeks high current income consistent with preservation of capital.	DWS Investment Mgmt. Americas Inc.
DWS High Income VIP	Class B	Provide a high level of current income.	DWS Investment Mgmt. Americas Inc.
DWS International Growth VIP	Class B	Seeks long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	Class B	Seeks long-term capital appreciation.	DWS Investment Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	Class II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo LLC	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; Fidelity Investment Money Mgmt. Inc.; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

FormulaFolios US Equity Portfolio	Class 1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers Inc.
Franklin Growth and Income VIP Fund	Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
Franklin Advisers Inc.
Franklin Income VIP Fund	Class 2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers Inc.
Franklin Large Cap Growth VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers Inc.
Franklin Mutual Global Discovery VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers LLC

53

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Mutual Shares VIP Fund	Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers LLC
Franklin Rising Dividends VIP Fund	Class 2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services LLC
Franklin Small Cap Value VIP Fund	Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services LLC
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers Inc.
Franklin Strategic Income VIP Fund	Class 2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers Inc.
Franklin U.S. Government Securities VIP Fund	Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors LLC
Guggenheim VIF High Yield		Seeks high current income, capital appreciation is secondary objective.	Security Investors LLC

54

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Managed Asset Allocation		Provide capital growth and, secondarily, capital preservation.	Security Investors LLC
Guggenheim VIF Mid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors LLC
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. Growth and Income	Series II	Seek long-term growth of capital and income.	Invesco Advisers Inc.
Invesco V.I. Health Care	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.

55

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt. Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.

56

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Janus Henderson VIT Enterprise	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term capital growth.	Lord Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.

57

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	Class II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation and some current income.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	Class I	Seeks long-term capital growth by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt. Inc.	OppenheimerFunds Inc.

58

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short‑Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
Pioneer Bond VCT	Class II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Equity Income VCT	Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer High Yield VCT	Class II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Real Estate Shares VCT	Class II	Seeks long-term capital growth.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Strategic Income VCT	Class II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt. Inc.
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Mgmt. LLC
Putnam VT Diversified Income	Class IB	Seeks as high a level of current income as Putnam Investment Management LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)

59

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Equity Income	Class IB	Seeks capital growth and current income	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Global Asset Allocation	Class IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Growth Opportunities	Class IB	Seeks capital appreciation.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT High Yield	Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Income	Class IB	Seeks high current income consistent with what Putnam Investment Management LLC believes to be prudent risk.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Multi-Asset Absolute Return	Class IB
Earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Multi‑Cap Core	Class IB	Seeks long-term capital growth and any increased income that results from this growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Small Cap Growth	Class IB	Seeks long-term capital growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Redwood Managed Volatility	Class N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors LLC

60

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors LLC
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors LLC
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors LLC
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies involved in the financial services sector.	Security Investors LLC
Rydex VIF Health Care	Seeks capital appreciation by investing in companies involved in the health care industry.	Security Investors LLC
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors LLC
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors LLC
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Security Investors LLC
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors LLC
Rydex VIF Real Estate	Provide capital appreciation by investing in companies involved in the real estate industry, including real estate investment trusts.	Security Investors LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors LLC

61

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors LLC
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors LLC
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Security Investors LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors LLC
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors LLC
SEI VP Balanced Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	Class III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple

62

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Defensive Strategy	Class III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	Class III	Seeks Long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	Class III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	Class II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates Inc.
T. Rowe Price Equity Income	Class II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates Inc.
T. Rowe Price Health Sciences	Class II	Seeks long-term capital appreciation.	T. Rowe Price Associates Inc.
T. Rowe Price Limited‑Term Bond	Class II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates Inc.
Templeton Developing Markets VIP Fund	Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd
Templeton Foreign VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Templeton Global Bond VIP Fund	Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers Inc.
Templeton Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC

63

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	Class S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc.
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc.; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Global Bond Index		Track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard Group Inc.
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners LLC; William Blair Investment Mgmt. LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc.
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc.
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc.

64

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Small Company Growth[1]		Provide long-term capital appreciation.	ArrowMark Colorado Holdings LLC (ArrowMark Partners); Vanguard Group Inc.
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc.
Vanguard® VIF Total International Stock Market Index		Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard Group Inc.
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc.
Virtus Duff & Phelps International Series	Class A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	Class A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus KAR Small-Cap Growth Series	Class A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Inv Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	Class A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.; Newfleet Asset Mgmt. LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	Class S2	Seeks long-term capital appreciation.	Voya Investments LLC	Voya Investment Mgmt. Co. LLC (US)
VY Clarion Global Real Estate Portfolio	Class S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	Class S2	Seeks total return including capital appreciation and curent income.	Voya Investments LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	Class II	Maximize total return.	Legg Mason Partners Fund Advisor LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd
1 Currently unavailable for new applications and existing Contracts not currently allocated to the Subaccount. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

65

APPENDIX A

Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2018.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio[4]	2018	9.47	8.29	3,683
	2017	8.97	9.47	3,930
	2016	8.59	8.97	4,085
	2015	9.69	8.59	1,241
	2014	10.16	9.69	0
	2013[1]	10.00	10.16	0
AB VPS Dynamic Asset Allocation	2018	10.16	9.00	0
	2017	9.30	10.16	0
	2016	9.40	9.30	0
	2015	9.96	9.40	0
	2014[2]	10.00	9.96	0
AB VPS Global Thematic Growth	2018	13.73	11.81	459
	2017	10.53	13.73	447
	2016	11.11	10.53	0
	2015	11.31	11.11	0
	2014	11.29	11.31	0
	2013[1]	10.00	11.29	0
AB VPS Growth and Income	2018	13.24	11.93	1,828
	2017	11.68	13.24	1,774
	2016	10.99	11.68	0
	2015	11.33	10.99	2,610
	2014	10.84	11.33	0
	2013[1]	10.00	10.84	0
AB VPS Small/Mid Cap Value	2018	13.17	10.66	0
	2017	12.20	13.17	3,310
	2016	10.22	12.20	3,213
	2015	11.33	10.22	3,118
	2014	10.88	11.33	0
	2013[1]	10.00	10.88	0
Alger Capital Appreciation	2018	14.97	14.26	20,547
	2017	11.97	14.97	12,419
	2016	12.49	11.97	7,222
	2015	12.33	12.49	6,911
	2014	11.37	12.33	2,863
	2013[1]	10.00	11.37	1,048
Alger Large Cap Growth	2018	13.65	13.28	3,248
	2017	11.15	13.65	424
	2016	11.81	11.15	0
	2015	12.18	11.81	0
	2014	11.52	12.18	0
	2013[1]	10.00	11.52	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
ALPS/Alerian Energy Infrastructure	2018	8.54	6.62	4,250
	2017	9.01	8.54	4,466
	2016	6.69	9.01	16,867
	2015	11.27	6.69	2,038
	2014	10.53	11.27	1,463
	2013[1]	10.00	10.53	730
American Century VP Income & Growth	2018	13.07	11.60	0
	2017	11.36	13.07	0
	2016	10.49	11.36	0
	2015	11.67	10.49	0
	2014	10.86	11.67	0
	2013[1]	10.00	10.86	0
American Century VP Inflation Protection	2018	8.75	8.14	0
	2017	8.83	8.75	0
	2016	8.84	8.83	0
	2015	9.48	8.84	0
	2014	9.60	9.48	0
	2013[1]	10.00	9.60	513
American Century VP International	2018	10.74	8.70	4,348
	2017	8.58	10.74	2,428
	2016	9.49	8.58	0
	2015	9.88	9.49	0
	2014	10.95	9.88	0
	2013[1]	10.00	10.95	0
American Century VP Mid Cap Value	2018	13.79	11.48	957
	2017	12.94	13.79	6,821
	2016	11.02	12.94	1,608
	2015	11.71	11.02	1,240
	2014	10.53	11.71	4,553
	2013[1]	10.00	10.53	0
American Century VP Value	2018	12.50	10.84	1,026
	2017	12.04	12.50	1,221
	2016	10.46	12.04	202
	2015	11.40	10.46	0
	2014	10.56	11.40	0
	2013[1]	10.00	10.56	0
American Funds IS® Asset Allocation	2018	11.32	10.30	28,735
	2017	10.21	11.32	25,964
	2016	9.78	10.21	0
	2015	10.11	9.78	2,160
	2014[2]	10.00	10.11	0
American Funds IS® Blue Chip Income and Growth	2018	12.60	10.98	34,381
	2017	11.29	12.60	32,726
	2016	9.96	11.29	36,256
	2015	10.77	9.96	23,602
	2014[2]	10.00	10.77	0
American Funds IS® Global Bond	2018	8.62	8.11	336
	2017	8.46	8.62	1,353
	2016	8.63	8.46	1,435
	2015	9.43	8.63	0
	2014[2]	10.00	9.43	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® Global Growth	2018	12.39	10.75	15,968
	2017	9.88	12.39	412
	2016	10.29	9.88	0
	2015	10.09	10.29	0
	2014[2]	10.00	10.09	0
American Funds IS® Global Growth and Income	2018	11.56	9.96	3,589
	2017	9.60	11.56	0
	2016	9.38	9.60	0
	2015	9.97	9.38	0
	2014[2]	10.00	9.97	0
American Funds IS® Global Small Capitalization	2018	11.02	9.40	468
	2017	9.17	11.02	484
	2016	9.42	9.17	183
	2015	9.85	9.42	0
	2014[2]	10.00	9.85	0
American Funds IS® Growth	2018	13.74	13.08	15,260
	2017	11.23	13.74	5,646
	2016	10.75	11.23	0
	2015	10.54	10.75	3,664
	2014[2]	10.00	10.54	0
American Funds IS® Growth-Income	2018	12.67	11.87	19,824
	2017	10.86	12.67	10,151
	2016	10.20	10.86	3,254
	2015	10.54	10.20	0
	2014[2]	10.00	10.54	0
American Funds IS® International	2018	10.62	8.79	12,143
	2017	8.42	10.62	9,214
	2016	8.53	8.42	1,937
	2015	9.36	8.53	1,878
	2014[2]	10.00	9.36	0
American Funds IS® International Growth and Income	2018	9.45	8.00	1,458
	2017	7.92	9.45	1,414
	2016	8.18	7.92	1,372
	2015	9.09	8.18	1,882
	2014[2]	10.00	9.09	0
American Funds IS® Mortgage	2018	9.07	8.68	0
	2017	9.40	9.07	0
	2016	9.63	9.40	3,435
	2015	9.91	9.63	2,567
	2014[2]	10.00	9.91	0
American Funds IS® New World	2018	10.29	8.44	4,508
	2017	8.34	10.29	5,114
	2016	8.30	8.34	3,618
	2015	8.98	8.30	2,349
	2014[2]	10.00	8.98	861
American Funds IS® U.S. Government/AAA-Rated Securities	2018	8.97	8.62	15,490
	2017	9.26	8.97	25,973
	2016	9.58	9.26	16,570
	2015	9.89	9.58	17,251
	2014[2]	10.00	9.89	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Advantage Large Cap Core V.I.	2018	14.01	12.66	1,225
	2017	12.01	14.01	0
	2016	11.39	12.01	0
	2015	11.88	11.39	0
	2014	11.08	11.88	0
	2013[1]	10.00	11.08	0
BlackRock Basic Value V.I.	2018	11.83	10.39	4,192
	2017	11.45	11.83	5,378
	2016	10.17	11.45	998
	2015	11.33	10.17	968
	2014	10.80	11.33	0
	2013[1]	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2-19	14.75	14.40	0
	2017	11.60	14.75	0
	2016	12.14	11.60	0
	2015	11.91	12.14	0
	2014	11.47	11.91	0
	2013[1]	10.00	11.47	0
BlackRock Equity Dividend V.I.	2018	13.01	11.52	16,590
	2017	11.67	13.01	16,108
	2016	10.52	11.67	15,389
	2015	11.09	10.52	12,181
	2014	10.63	11.09	15,400
	2013[1]	10.00	10.63	8,776
BlackRock Global Allocation V.I.	2018	10.37	9.16	20,648
	2017	9.53	10.37	22,927
	2016	9.60	9.53	22,438
	2015	10.14	9.60	16,511
	2014	10.40	10.14	11,987
	2013[1]	10.00	10.40	7,085
BlackRock High Yield V.I.	2018	10.29	9.55	29,359
	2017	10.05	10.29	9,721
	2016	9.31	10.05	1,647
	2015	10.12	9.31	666
	2014	10.33	10.12	0
	2013[1]	10.00	10.33	0
BlackRock Large Cap Focus Growth V.I.	2018	15.45	15.19	12,037
	2017	12.50	15.45	10,666
	2016	12.16	12.50	243
	2015	12.40	12.16	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Dimensional VA Global Bond Portfolio	2018	8.76	8.49	1,118
	2017	9.00	8.76	0
	2016	9.29	9.00	0
	2015	9.61	9.29	0
	2014	9.80	9.61	0
	2013[1]	10.00	9.80	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dimensional VA International Small Portfolio	2018	12.88	9.84	577
	2017	10.41	12.88	1,613
	2016	10.29	10.41	1,571
	2015	10.21	10.29	0
	2014	11.37	10.21	0
	2013[1]	10.00	11.37	0
Dimensional VA International Value Portfolio	2018	10.88	8.59	1,466
	2017	9.08	10.88	1,422
	2016	8.74	9.08	0
	2015	9.86	8.74	1,130
	2014	11.15	9.86	0
	2013[1]	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2018	8.22	7.97	0
	2017	8.56	8.22	0
	2016	8.91	8.56	0
	2015	9.33	8.91	0
	2014	9.78	9.33	0
	2013[1]	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2018	13.61	11.39	3,082
	2017	12.00	13.61	5,017
	2016	10.60	12.00	4,089
	2015	11.52	10.60	5,075
	2014	11.08	11.52	0
	2013[1]	10.00	11.08	0
Dimensional VA U.S. Targeted Value Portfolio	2018	12.68	10.16	420
	2017	12.13	12.68	409
	2016	9.99	12.13	0
	2015	11.07	9.99	0
	2014	11.20	11.07	0
	2013[1]	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2018	13.53	11.78	2,310
	2017	12.59	13.53	7,089
	2016	10.47	12.59	2,763
	2015	11.21	10.47	1,481
	2014	11.14	11.21	1,437
	2013[1]	10.00	11.14	2,498
Dreyfus IP Technology Growth	2018	16.36	15.44	14,836
	2017	12.02	16.36	11,996
	2016	12.03	12.02	1,457
	2015	11.88	12.03	925
	2014	11.66	11.88	0
	2013[1]	10.00	11.66	0
Dreyfus Stock Index	2018	13.96	12.71	0
	2017	12.05	13.96	365
	2016	11.30	12.05	0
	2015	11.72	11.30	0
	2014	10.83	11.72	0
	2013[1]	10.00	10.83	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus VIF Appreciation	2018	12.77	11.34	0
	2017	10.51	12.77	0
	2016	10.21	10.51	0
	2015	10.98	10.21	0
	2014	10.64	10.98	0
	2013[1]	10.00	10.64	0
Dreyfus VIF International Value	2018	10.01	7.95	0
	2017	8.17	10.01	0
	2016	8.68	8.17	0
	2015	9.36	8.68	0
	2014	10.82	9.36	0
	2013[1]	10.00	10.82	0
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP )	2018	15.13	14.20	0
	2017	12.56	15.13	0
	2016	12.62	12.56	0
	2015	12.19	12.62	0
	2014	11.31	12.19	0
	2013[1]	10.00	11.31	0
DWS Core Equity VIP (formerly Deutsche Core Equity VIP )	2018	14.52	13.05	7,072
	2017	12.58	14.52	13,653
	2016	11.93	12.58	12,500
	2015	11.89	11.93	12,131
	2014	11.15	11.89	0
	2013[1]	10.00	11.15	0
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP )	2018	10.69	9.13	0
	2017	9.13	10.69	0
	2016	10.01	9.13	0
	2015	11.27	10.01	0
	2014	10.68	11.27	0
	2013[1]	10.00	10.68	0
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP )	2018	10.99	8.33	6,082
	2017	9.61	10.99	7,757
	2016	9.92	9.61	7,528
	2015	10.28	9.92	7,305
	2014	11.23	10.28	0
	2013[1]	10.00	11.23	0
DWS Government & Agency Securities VIP (formerly Deutsche Government & Agency Securities VIP )	2018	8.79	8.42	0
	2017	9.08	8.79	0
	2016	9.42	9.08	0
	2015	9.88	9.42	0
	2014	9.84	9.88	0
	2013[1]	10.00	9.84	0
DWS High Income VIP (formerly Deutsche High Income VIP )	2018	9.90	9.20	0
	2017	9.65	9.90	0
	2016	8.96	9.65	0
	2015	9.85	8.96	0
	2014	10.18	9.85	0
	2013[1]	10.00	10.18	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
DWS International Growth VIP (formerly Deutsche International Growth VIP )	2018	11.64	9.25	0
	2017	9.72	11.64	0
	2016	9.83	9.72	0
	2015	10.44	9.83	0
	2014	10.94	10.44	0
	2013[1]	10.00	10.94	0
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP )	2018	12.14	9.71	0
	2017	11.52	12.14	0
	2016	10.34	11.52	0
	2015	11.06	10.34	0
	2014	11.00	11.06	0
	2013[1]	10.00	11.00	0
Eaton Vance VT Floating-Rate Income	2018	9.47	9.05	0
	2017	9.57	9.47	0
	2016	9.19	9.57	0
	2015	9.17	9.19	0
	2014[2]	10.00	9.17	0
Federated Fund for U.S. Government Securities II	2018	8.96	8.61	0
	2017	9.20	8.96	0
	2016	9.46	9.20	0
	2015	9.84	9.46	2,608
	2014	9.84	9.84	0
	2013[1]	10.00	9.84	0
Federated High Income Bond II	2018	10.33	9.54	17,373
	2017	10.14	10.33	0
	2016	9.25	10.14	0
	2015	9.95	9.25	1,731
	2014	10.16	9.95	0
	2013[1]	10.00	10.16	0
Fidelity® VIP Balanced	2018	12.17	11.12	40,917
	2017	10.95	12.17	31,921
	2016	10.71	10.95	26,395
	2015	11.16	10.71	17,923
	2014	10.60	11.16	0
	2013[1]	10.00	10.60	0
Fidelity® VIP Contrafund®	2018	13.45	12.01	45,944
	2017	11.57	13.45	31,007
	2016	11.23	11.57	21,308
	2015	11.69	11.23	36,353
	2014	10.95	11.69	4,795
	2013[1]	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2018	12.43	10.31	0
	2017	12.17	12.43	0
	2016	10.41	12.17	0
	2015	11.13	10.41	0
	2014	11.09	11.13	0
	2013[1]	10.00	11.09	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Emerging Markets	2018	11.97	9.37	5,000
	2017	8.51	11.97	15,978
	2016	8.64	8.51	3,822
	2015	10.08	8.64	2,141
	2014	10.42	10.08	518
	2013[1]	10.00	10.42	432
Fidelity® VIP Growth & Income	2018	13.06	11.35	2,218
	2017	11.71	13.06	2,605
	2016	10.58	11.71	1,772
	2015	11.35	10.58	0
	2014	10.76	11.35	5,335
	2013[1]	10.00	10.76	0
Fidelity® VIP Growth Opportunities	2018	14.56	15.63	6,944
	2017	11.35	14.56	3,739
	2016	11.86	11.35	0
	2015	11.77	11.86	0
	2014	10.99	11.77	0
	2013[1]	10.00	10.99	0
Fidelity® VIP High Income	2018	10.07	9.28	4,275
	2017	9.85	10.07	5,027
	2016	9.02	9.85	4,878
	2015	9.81	9.02	4,734
	2014	10.17	9.81	0
	2013[1]	10.00	10.17	0
Fidelity® VIP Index 500	2018	14.07	12.82	2,833
	2017	12.11	14.07	2,968
	2016	11.35	12.11	240
	2015	11.74	11.35	0
	2014	10.84	11.74	0
	2013[1]	10.00	10.84	0
Fidelity® VIP Investment Grade Bond	2018	9.36	8.88	3,881
	2017	9.41	9.36	6,056
	2016	9.42	9.41	9,275
	2015	9.93	9.42	9,883
	2014	9.84	9.93	0
	2013[1]	10.00	9.84	0
Fidelity® VIP Mid Cap	2018	13.23	10.78	3,060
	2017	11.47	13.23	2,599
	2016	10.72	11.47	2,410
	2015	11.39	10.72	0
	2014	11.23	11.39	0
	2013[1]	10.00	11.23	0
Fidelity® VIP Overseas	2018	11.18	9.08	4,787
	2017	8.99	11.18	4,611
	2016	9.93	8.99	3,904
	2015	10.05	9.93	1,438
	2014	11.46	10.05	0
	2013[1]	10.00	11.46	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Real Estate	2018	11.14	9.97	2,866
	2017	11.23	11.14	3,048
	2016	11.13	11.23	3,547
	2015	11.25	11.13	277
	2014	9.06	11.25	0
	2013[1]	10.00	9.06	0
Fidelity® VIP Strategic Income	2018	9.82	9.13	12,863
	2017	9.55	9.82	15,484
	2016	9.24	9.55	6,244
	2015	9.85	9.24	0
	2014	9.97	9.85	0
	2013[1]	10.00	9.97	0
FormulaFolios US Equity Portfolio	2018	10.43	8.85	0
	2017	9.80	10.43	0
	2016	9.93	9.80	0
	2015[3]	10.00	9.93	0
Franklin Flex Cap Growth VIP Fund	2018	13.13	12.95	9,861
	2017	10.81	13.13	0
	2016	11.64	10.81	0
	2015	11.66	11.64	0
	2014	11.49	11.66	0
	2013[1]	10.00	11.49	0
Franklin Growth and Income VIP Fund	2018	12.66	11.55	7,530
	2017	11.42	12.66	7,307
	2016	10.70	11.42	7,091
	2015	11.29	10.70	6,881
	2014	10.82	11.29	6,678
	2013[1]	10.00	10.82	6,481
Franklin Income VIP Fund	2018	10.57	9.67	16,015
	2017	10.08	10.57	13,932
	2016	9.24	10.08	11,748
	2015	10.40	9.24	11,416
	2014	10.39	10.40	11,093
	2013[1]	10.00	10.39	6,689
Franklin Large Cap Growth VIP Fund	2018	13.41	12.63	0
	2017	10.94	13.41	0
	2016	11.65	10.94	0
	2015	11.53	11.65	0
	2014	10.72	11.53	6,690
	2013[1]	10.00	10.72	0
Franklin Mutual Global Discovery VIP Fund	2018	11.11	9.43	1,984
	2017	10.69	11.11	1,942
	2016	9.97	10.69	969
	2015	10.82	9.97	6,250
	2014	10.70	10.82	6,938
	2013[1]	10.00	10.70	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Mutual Shares VIP Fund	2018	11.44	9.95	586
	2017	11.04	11.44	569
	2016	9.95	11.04	5,230
	2015	10.94	9.95	1,741
	2014	10.68	10.94	0
	2013[1]	10.00	10.68	0
Franklin Rising Dividends VIP Fund	2018	13.19	11.97	4,610
	2017	11.44	13.19	10,326
	2016	10.31	11.44	7,741
	2015	11.19	10.31	975
	2014	10.76	11.19	946
	2013[1]	10.00	10.76	0
Franklin Small Cap Value VIP Fund	2018	12.58	10.48	11,635
	2017	11.89	12.58	6,036
	2016	9.55	11.89	4,139
	2015	10.78	9.55	2,118
	2014	11.20	10.78	2,382
	2013[1]	10.00	11.20	4,394
Franklin Small-Mid Cap Growth VIP Fund	2018	12.39	11.21	283
	2017	10.67	12.39	275
	2016	10.71	10.67	266
	2015	11.50	10.71	0
	2014	11.19	11.50	0
	2013[1]	10.00	11.19	0
Franklin Strategic Income VIP Fund	2018	9.29	8.69	3,669
	2017	9.29	9.29	3,560
	2016	9.00	9.29	0
	2015	9.79	9.00	0
	2014	10.05	9.79	0
	2013[1]	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2018	8.72	8.37	9,130
	2017	9.00	8.72	6,314
	2016	9.35	9.00	6,127
	2015	9.73	9.35	8,588
	2014	9.84	9.73	0
	2013[1]	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2018	12.46	11.40	2,444
	2017	10.26	12.46	1,447
	2016	10.58	10.26	1,948
	2015	11.67	10.58	0
	2014	10.98	11.67	2,911
	2013[1]	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2018	8.38	8.13	2,078
	2017	8.63	8.38	2,022
	2016	8.94	8.63	1,966
	2015	9.39	8.94	1,329
	2014	9.82	9.39	1,294
	2013[1]	10.00	9.82	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT International Equity Insights	2018	10.44	8.33	0
	2017	8.65	10.44	0
	2016	9.31	8.65	0
	2015	9.66	9.31	0
	2014	10.94	9.66	0
	2013[1]	10.00	10.94	0
Goldman Sachs VIT Large Cap Value	2018	11.81	10.31	0
	2017	11.27	11.81	0
	2016	10.59	11.27	0
	2015	11.60	10.59	0
	2014	10.77	11.60	0
	2013[1]	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2018	11.54	9.86	8,123
	2017	10.89	11.54	7,883
	2016	10.05	10.89	7,650
	2015	11.62	10.05	7,103
	2014	10.72	11.62	1,717
	2013[1]	10.00	10.72	1,440
Goldman Sachs VIT Small Cap Equity Insights	2018	12.92	11.27	0
	2017	12.15	12.92	0
	2016	10.33	12.15	0
	2015	11.07	10.33	0
	2014	10.85	11.07	8,811
	2013[1]	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2018	14.65	13.82	0
	2017	11.75	14.65	0
	2016	12.08	11.75	0
	2015	12.25	12.08	0
	2014	11.29	12.25	0
	2013[1]	10.00	11.29	0
Guggenheim VIF All Cap Value	2018	12.96	11.08	0
	2017	11.81	12.96	11,297
	2016	10.06	11.81	0
	2015	11.04	10.06	0
	2014	10.72	11.04	0
	2013[1]	10.00	10.72	0
Guggenheim VIF Floating Rate Strategies	2018	9.75	9.25	13,224
	2017	9.85	9.75	20,302
	2016	9.49	9.85	11,067
	2015	9.85	9.49	16,212
	2014	10.06	9.85	8,195
	2013[1]	10.00	10.06	8,733
Guggenheim VIF Global Managed Futures Strategy	2018	8.55	7.44	1,419
	2017	8.22	8.55	1,301
	2016	10.09	8.22	0
	2015	10.71	10.09	4,884
	2014	9.99	10.71	8,734
	2013[1]	10.00	9.99	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF High Yield	2018	10.46	9.59	1,600
	2017	10.29	10.46	1,579
	2016	9.16	10.29	0
	2015	9.97	9.16	0
	2014	10.17	9.97	0
	2013[1]	10.00	10.17	0
Guggenheim VIF Large Cap Value	2018	13.09	11.32	0
	2017	11.82	13.09	0
	2016	10.18	11.82	0
	2015	11.21	10.18	0
	2014	10.71	11.21	0
	2013[1]	10.00	10.71	1,631
Guggenheim VIF Long Short Equity	2018	10.51	8.75	1,185
	2017	9.57	10.51	1,150
	2016	9.94	9.57	1,116
	2015	10.26	9.94	2,461
	2014	10.44	10.26	884
	2013[1]	10.00	10.44	733
Guggenheim VIF Managed Asset Allocation	2018	11.51	10.38	0
	2017	10.53	11.51	0
	2016	10.19	10.53	0
	2015	10.64	10.19	0
	2014	10.43	10.64	0
	2013[1]	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2018	12.15	10.11	1,275
	2017	11.17	12.15	1,237
	2016	9.22	11.17	12,281
	2015	10.34	9.22	1,166
	2014	10.71	10.34	1,131
	2013[1]	10.00	10.71	0
Guggenheim VIF Multi‑Hedge Strategies	2018	9.01	8.18	6,967
	2017	9.09	9.01	8,720
	2016	9.55	9.09	17,158
	2015	9.80	9.55	16,738
	2014	9.79	9.80	0
	2013[1]	10.00	9.79	0
Guggenheim VIF Small Cap Value	2018	11.04	9.22	0
	2017	11.13	11.04	0
	2016	9.20	11.13	0
	2015	10.30	9.20	0
	2014	10.92	10.30	0
	2013[1]	10.00	10.92	0
Guggenheim VIF StylePlus Large Core	2018	14.81	13.23	0
	2017	12.67	14.81	0
	2016	11.69	12.67	0
	2015	12.04	11.69	0
	2014	10.90	12.04	0
	2013[1]	10.00	10.90	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Large Growth	2018	16.02	14.76	1,225
	2017	12.87	16.02	0
	2016	12.38	12.87	432
	2015	12.27	12.38	0
	2014	11.14	12.27	0
	2013[1]	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2018	14.16	12.57	0
	2017	11.87	14.16	0
	2016	11.42	11.87	0
	2015	11.96	11.42	0
	2014	11.06	11.96	0
	2013[1]	10.00	11.06	0
Guggenheim VIF StylePlus Small Growth	2018	13.96	11.97	0
	2017	11.92	13.96	0
	2016	10.99	11.92	0
	2015	11.64	10.99	0
	2014	11.19	11.64	0
	2013[1]	10.00	11.19	0
Guggenheim VIF Total Return Bond	2018	10.47	10.12	29,894
	2017	10.25	10.47	15,432
	2016	10.04	10.25	13,186
	2015	10.38	10.04	5,034
	2014	10.04	10.38	0
	2013[1]	10.00	10.04	0
Guggenheim VIF World Equity Income	2018	11.83	10.39	0
	2017	10.75	11.83	0
	2016	10.18	10.75	0
	2015	10.72	10.18	0
	2014	10.67	10.72	0
	2013[1]	10.00	10.67	0
Invesco V.I. American Franchise	2018	14.56	13.38	4,496
	2017	11.99	14.56	4,543
	2016	12.28	11.99	0
	2015	12.26	12.28	0
	2014	11.85	12.26	0
	2013[1]	10.00	11.85	0
Invesco V.I. American Value	2018	11.32	9.43	1,375
	2017	10.79	11.32	2,553
	2016	9.79	10.79	2,478
	2015	11.30	9.79	2,603
	2014	10.79	11.30	2,526
	2013[1]	10.00	10.79	1,081
Invesco V.I. Balanced-Risk Allocation	2018	10.24	9.14	0
	2017	9.75	10.24	345
	2016	9.14	9.75	335
	2015	10.00	9.14	0
	2014[2]	10.00	10.00	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Comstock	2018	12.69	10.63	0
	2017	11.28	12.69	0
	2016	10.08	11.28	0
	2015	11.24	10.08	0
	2014	10.77	11.24	0
	2013[1]	10.00	10.77	0
Invesco V.I. Core Equity	2018	11.28	9.75	0
	2017	10.45	11.28	0
	2016	9.93	10.45	0
	2015	11.05	9.93	0
	2014	10.71	11.05	0
	2013[1]	10.00	10.71	0
Invesco V.I. Equity and Income	2018	11.76	10.15	5,609
	2017	11.10	11.76	5,638
	2016	10.11	11.10	1,270
	2015	10.85	10.11	1,237
	2014	10.43	10.85	1,205
	2013[1]	10.00	10.43	0
Invesco V.I. Global Core Equity	2018	11.62	9.38	0
	2017	9.91	11.62	0
	2016	9.73	9.91	0
	2015	10.34	9.73	0
	2014	10.76	10.34	786
	2013[1]	10.00	10.76	0
Invesco V.I. Global Real Estate	2018	10.29	9.22	0
	2017	9.54	10.29	0
	2016	9.80	9.54	0
	2015	10.43	9.80	0
	2014	9.54	10.43	0
	2013[1]	10.00	9.54	0
Invesco V.I. Government Securities	2018	8.72	8.36	0
	2017	8.96	8.72	746
	2016	9.28	8.96	727
	2015	9.70	9.28	0
	2014	9.76	9.70	841
	2013[1]	10.00	9.76	0
Invesco V.I. Growth and Income	2018	12.83	10.60	0
	2017	11.77	12.83	0
	2016	10.30	11.77	0
	2015	11.14	10.30	0
	2014	10.59	11.14	0
	2013[1]	10.00	10.59	0
Invesco V.I. Health Care	2018	11.53	11.10	1,490
	2017	10.44	11.53	4,824
	2016	12.36	10.44	4,682
	2015	12.56	12.36	983
	2014	11.00	12.56	0
	2013[1]	10.00	11.00	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. High Yield	2018	9.86	9.09	0
	2017	9.72	9.86	0
	2016	9.17	9.72	0
	2015	9.92	9.17	0
	2014	10.21	9.92	0
	2013[1]	10.00	10.21	0
Invesco V.I. International Growth	2018	10.97	8.89	1,568
	2017	9.34	10.97	1,521
	2016	9.84	9.34	1,476
	2015	10.56	9.84	1,201
	2014	11.04	10.56	1,166
	2013[1]	10.00	11.04	977
Invesco V.I. Managed Volatility	2018	11.51	9.77	2,130
	2017	10.91	11.51	2,193
	2016	10.34	10.91	0
	2015	11.08	10.34	0
	2014	9.63	11.08	0
	2013[1]	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2018	11.55	9.76	0
	2017	10.53	11.55	0
	2016	9.73	10.53	0
	2015	10.63	9.73	0
	2014	10.67	10.63	0
	2013[1]	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2018	12.46	11.22	0
	2017	10.67	12.46	0
	2016	11.09	10.67	0
	2015	11.48	11.09	0
	2014	11.14	11.48	0
	2013[1]	10.00	11.14	0
Invesco V.I. S&P 500 Index	2018	13.88	12.60	0
	2017	11.99	13.88	0
	2016	11.28	11.99	0
	2015	11.70	11.28	0
	2014	10.83	11.70	0
	2013[1]	10.00	10.83	0
Invesco V.I. Small Cap Equity	2018	11.28	9.14	2,402
	2017	10.37	11.28	2,330
	2016	9.70	10.37	0
	2015	10.76	9.70	3,308
	2014	11.02	10.76	0
	2013[1]	10.00	11.02	0
Ivy VIP Asset Strategy	2018	9.46	8.55	0
	2017	8.36	9.46	0
	2016	8.98	8.36	0
	2015	10.24	8.98	372
	2014	11.30	10.24	797
	2013[1]	10.00	11.30	328

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Balanced	2018	10.93	10.11	2,826
	2017	10.26	10.93	2,742
	2016	10.51	10.26	3,583
	2015	11.03	10.51	3,477
	2014	10.72	11.03	0
	2013[1]	10.00	10.72	0
Ivy VIP Core Equity	2018	12.75	11.64	0
	2017	11.04	12.75	0
	2016	11.13	11.04	0
	2015	11.72	11.13	0
	2014	11.17	11.72	0
	2013[1]	10.00	11.17	0
Ivy VIP Energy	2018	7.33	4.62	1,343
	2017	8.78	7.33	2,312
	2016	6.82	8.78	3,788
	2015	9.16	6.82	3,970
	2014	10.71	9.16	2,038
	2013[1]	10.00	10.71	0
Ivy VIP Global Bond	2018	9.14	8.72	0
	2017	9.16	9.14	0
	2016	8.95	9.16	0
	2015	9.61	8.95	0
	2014	10.04	9.61	0
	2013[1]	10.00	10.04	0
Ivy VIP Global Equity Income	2018	12.13	10.24	754
	2017	10.97	12.13	732
	2016	10.73	10.97	710
	2015	11.45	10.73	0
	2014	10.90	11.45	0
	2013[1]	10.00	10.90	0
Ivy VIP Global Growth	2018	11.65	10.44	5,965
	2017	9.78	11.65	0
	2016	10.55	9.78	0
	2015	10.67	10.55	0
	2014	11.05	10.67	0
	2013[1]	10.00	11.05	0
Ivy VIP Growth	2018	15.20	14.86	0
	2017	12.29	15.20	0
	2016	12.69	12.29	0
	2015	12.38	12.69	0
	2014	11.58	12.38	0
	2013[1]	10.00	11.58	0
Ivy VIP High Income	2018	10.16	9.51	3,051
	2017	9.96	10.16	1,953
	2016	8.96	9.96	0
	2015	10.02	8.96	0
	2014	10.28	10.02	5,262
	2013[1]	10.00	10.28	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP International Core Equity	2018	11.74	9.23	5,783
	2017	9.97	11.74	5,686
	2016	10.31	9.97	0
	2015	10.89	10.31	1,445
	2014	11.22	10.89	0
	2013[1]	10.00	11.22	0
Ivy VIP Limited-Term Bond	2018	8.67	8.35	0
	2017	8.94	8.67	0
	2016	9.17	8.94	0
	2015	9.50	9.17	4,301
	2014	9.84	9.50	0
	2013[1]	10.00	9.84	0
Ivy VIP Mid Cap Growth	2018	12.52	11.97	2,696
	2017	10.32	12.52	0
	2016	10.17	10.32	0
	2015	11.28	10.17	3,221
	2014	10.94	11.28	0
	2013[1]	10.00	10.94	0
Ivy VIP Natural Resources	2018	6.78	4.98	1,141
	2017	5.89	6.78	1,109
	2016	5.82	6.89	1,005
	2015	7.84	5.82	1,105
	2014[2]	10.00	7.84	0
Ivy VIP Science and Technology	2018	13.46	12.20	1,908
	2017	10.65	13.46	2,776
	2016	10.97	10.65	2,349
	2015	11.81	10.97	2,458
	2014	12.00	11.81	3,123
	2013[1]	10.00	12.00	1,017
Ivy VIP Securian Real Estate Securities	2018	11.46	10.35	272
	2017	11.37	11.46	264
	2016	11.40	11.37	256
	2015	11.38	11.40	0
	2014	9.14	11.38	0
	2013[1]	10.00	9.14	0
Ivy VIP Small Cap Core	2018	13.26	11.35	180
	2017	12.19	13.26	3,673
	2016	9.89	12.19	5,936
	2015	10.96	9.89	3,252
	2014	10.70	10.96	512
	2013[1]	10.00	10.70	0
Ivy VIP Small Cap Growth	2018	12.56	11.52	4,490
	2017	10.67	12.56	4,348
	2016	10.84	10.67	2,713
	2015	11.12	10.84	2,720
	2014	11.45	11.12	0
	2013[1]	10.00	11.45	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Value	2018	12.07	10.71	0
	2017	11.22	12.07	0
	2016	10.56	11.22	0
	2015	11.49	10.56	0
	2014	10.83	11.49	4,606
	2013[1]	10.00	10.83	0
Janus Henderson VIT Enterprise	2018	15.09	14.34	14,154
	2017	12.42	15.09	6,206
	2016	11.58	12.42	5,115
	2015	11.67	11.58	877
	2014	10.87	11.67	0
	2013[1]	10.00	10.87	0
Janus Henderson VIT Forty	2018	15.21	14.79	899
	2017	12.23	15.21	875
	2016	12.54	12.23	0
	2015	11.72	12.54	0
	2014	11.30	11.72	3,338
	2013[1]	10.00	11.30	0
Janus Henderson VIT Mid Cap Value	2018	12.39	10.21	0
	2017	11.40	12.39	0
	2016	10.04	11.40	0
	2015	10.90	10.04	0
	2014	10.51	10.90	0
	2013[1]	10.00	10.51	0
Janus Henderson VIT Overseas	2018	8.99	7.30	4,333
	2017	7.19	8.99	909
	2016	8.06	7.19	882
	2015	9.24	8.06	856
	2014	10.99	9.24	830
	2013[1]	10.00	10.99	0
Janus Henderson VIT Research	2018	13.96	12.97	711
	2017	11.44	13.96	0
	2016	11.93	11.44	0
	2015	11.87	11.93	0
	2014	11.01	11.87	1,022
	2013[1]	10.00	11.01	0
JPMorgan Insurance Trust Core Bond Portfolio	2018	9.11	8.69	22,009
	2017	9.22	9.11	18,853
	2016	9.47	9.22	6,563
	2015	9.82	9.47	0
	2014	9.80	9.82	0
	2013[1]	10.00	9.80	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2018	13.20	11.08	5,617
	2017	12.00	13.20	5,269
	2016	10.47	12.00	1,368
	2015	11.59	10.47	0
	2014	11.08	11.59	0
	2013[1]	10.00	11.08	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust US Equity Portfolio	2018	14.24	12.75	0
	2017	12.20	14.24	0
	2016	11.53	12.20	0
	2015	11.98	11.53	0
	2014	11.03	11.98	0
	2013[1]	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2018	10.75	9.86	35,505
	2017	10.29	10.75	19,870
	2016	9.59	10.29	11,655
	2015	10.19	9.59	8,981
	2014	10.21	10.19	2,414
	2013[1]	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2018	13.41	12.23	0
	2017	11.77	13.41	0
	2016	10.69	11.77	0
	2015	11.42	10.69	0
	2014	10.71	11.42	0
	2013[1]	10.00	10.71	0
Lord Abbett Series Developing Growth VC	2018	11.56	11.60	3,233
	2017	9.30	11.56	0
	2016	9.99	9.30	0
	2015	11.38	9.99	0
	2014	11.47	11.38	0
	2013[1]	10.00	11.47	0
Lord Abbett Series Fundamental Equity VC	2018	12.20	10.71	0
	2017	11.33	12.20	0
	2016	10.23	11.33	0
	2015	11.08	10.23	0
	2014	10.81	11.08	0
	2013[1]	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2018	12.59	11.06	9,132
	2017	11.61	12.59	8,893
	2016	10.36	11.61	3,215
	2015	11.15	10.36	3,131
	2014	10.83	11.15	3,049
	2013[1]	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2018	12.61	11.71	0
	2017	10.73	12.61	0
	2016	11.08	10.73	0
	2015	11.28	11.08	0
	2014	11.12	11.28	0
	2013[1]	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2018	11.92	9.68	0
	2017	11.66	11.92	0
	2016	10.48	11.66	0
	2015	11.39	10.48	0
	2014	10.68	11.39	0
	2013[1]	10.00	10.68	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Total Return VC	2018	9.45	8.94	0
	2017	9.51	9.45	0
	2016	9.54	9.51	0
	2015	10.04	9.54	0
	2014	9.90	10.04	0
	2013[1]	10.00	9.90	0
MFS® VIT Emerging Markets Equity	2018	10.35	8.50	0
	2017	7.86	10.35	0
	2016	7.54	7.86	0
	2015	9.07	7.54	0
	2014	10.19	9.07	0
	2013[1]	10.00	10.19	0
MFS® VIT Global Tactical Allocation	2018	9.87	8.99	3,770
	2017	9.34	9.87	3,596
	2016	9.21	9.34	3,429
	2015	9.88	9.21	0
	2014[2]	10.00	9.88	0
MFS® VIT High Yield	2018	10.08	9.33	0
	2017	9.91	10.08	0
	2016	9.12	9.91	0
	2015	9.98	9.12	0
	2014	10.18	9.98	0
	2013[1]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2018	13.76	13.24	0
	2017	11.23	13.76	0
	2016	11.10	11.23	0
	2015	11.65	11.10	0
	2014	10.96	11.65	0
	2013[1]	10.00	10.96	0
MFS® VIT II Research International	2018	10.33	8.46	10,155
	2017	8.44	10.33	9,855
	2016	8.91	8.44	9,563
	2015	9.53	8.91	9,280
	2014	10.72	9.53	0
	2013[1]	10.00	10.72	0
MFS® VIT International Value	2018	11.74	10.14	10,487
	2017	9.68	11.74	10,544
	2016	9.75	9.68	13,476
	2015	9.59	9.75	9,413
	2014[2]	10.00	9.59	0
MFS® VIT Investors Trust	2018	13.47	12.15	0
	2017	11.45	13.47	0
	2016	11.05	11.45	0
	2015	11.56	11.05	1,364
	2014	10.92	11.56	0
	2013[1]	10.00	10.92	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT New Discovery	2018	11.65	10.95	1,578
	2017	9.64	11.65	3,743
	2016	9.27	9.64	4,547
	2015	9.90	9.27	2,784
	2014	11.19	9.90	2,583
	2013[1]	10.00	11.19	0
MFS® VIT Research	2018	13.33	12.16	3,452
	2017	11.32	13.33	6,434
	2016	10.91	11.32	6,260
	2015	11.35	10.91	6,075
	2014	10.80	11.35	0
	2013[1]	10.00	10.80	0
MFS® VIT Total Return	2018	11.45	10.31	1,945
	2017	10.69	11.45	1,887
	2016	10.27	10.69	2,466
	2015	10.80	10.27	2,393
	2014	10.43	10.80	0
	2013[1]	10.00	10.43	0
MFS® VIT Total Return Bond	2018	9.41	8.88	0
	2017	9.45	9.41	0
	2016	9.50	9.45	0
	2015	9.99	9.50	0
	2014	9.89	9.99	0
	2013[1]	10.00	9.89	0
MFS® VIT Utilities	2018	10.61	10.23	2,319
	2017	9.69	10.61	2,522
	2016	9.11	9.69	1,174
	2015	11.17	9.11	826
	2014	10.39	11.17	0
	2013[1]	10.00	10.39	0
Morgan Stanley VIF Emerging Markets Debt	2018	10.12	9.00	0
	2017	9.66	10.12	1,378
	2016	9.13	9.66	1,343
	2015	9.66	9.13	0
	2014	9.82	9.66	0
	2013[1]	10.00	9.82	0
Morgan Stanley VIF Emerging Markets Equity	2018	10.39	8.19	0
	2017	8.04	10.39	0
	2016	7.89	8.04	0
	2015	9.24	7.89	0
	2014	10.12	9.24	0
	2013[1]	10.00	10.12	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2018	11.92	10.34	2,138
	2017	10.41	11.92	2,080
	2016	9.78	10.41	1,499
	2015	10.53	9.78	1,458
	2014	10.54	10.53	1,008
	2013[1]	10.00	10.54	0

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Balanced ETF Asset Allocation Portfolio	2018	10.83	9.71	110,723
	2017	9.99	10.83	109,752
	2016	9.63	9.99	104,086
	2015	10.30	9.63	95,992
	2014	10.30	10.30	84,473
	2013[1]	10.00	10.30	21,790
Morningstar Conservative ETF Asset Allocation Portfolio	2018	9.40	8.78	110,007
	2017	9.26	9.40	104,024
	2016	9.25	9.26	94,262
	2015	9.97	9.25	92,102
	2014	9.96	9.97	62,707
	2013[1]	10.00	9.96	2,501
Morningstar Growth ETF Asset Allocation Portfolio	2018	11.49	10.11	38,804
	2017	10.25	11.49	37,915
	2016	9.77	10.25	29,023
	2015	10.48	9.77	22,548
	2014	10.47	10.48	18,868
	2013[1]	10.00	10.47	8,102
Morningstar Income and Growth ETF Asset Allocation Portfolio	2018	10.08	9.23	4,017
	2017	9.59	10.08	3,909
	2016	9.42	9.59	931
	2015	10.02	9.42	904
	2014	10.15	10.02	0
	2013[1]	10.00	10.15	0
Neuberger Berman AMT Sustainable Equity	2018	13.01	11.70	0
	2017	11.52	13.01	0
	2016	10.98	11.52	0
	2015	11.55	10.98	0
	2014	10.97	11.55	0
	2013[1]	10.00	10.97	0
Oppenheimer Global Fund/VA	2018	13.20	10.94	7,795
	2017	10.13	13.20	7,589
	2016	10.61	10.13	388
	2015	10.70	10.61	5,562
	2014	10.96	10.70	0
	2013[1]	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2018	9.35	8.54	11,412
	2017	9.22	9.35	11,113
	2016	9.07	9.22	10.822
	2015	9.73	9.07	10,539
	2014	9.93	9.73	0
	2013[1]	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2018	10.82	8.32	713
	2017	8.95	10.82	4,858
	2016	9.62	8.95	3,657
	2015	9.75	9.62	2,596
	2014	10.98	9.75	4,923
	2013[1]	10.00	10.98	1,626

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2018	12.94	11.07	8,074
	2017	11.88	12.94	6,588
	2016	10.56	11.88	4,125
	2015	11.76	10.56	2,694
	2014	11.01	11.76	1,688
	2013[1]	10.00	11.01	1,408
PIMCO VIT All Asset	2018	9.79	8.85	2,707
	2017	9.03	9.79	6,313
	2016	8.36	9.03	6,405
	2015	9.63	8.36	5,068
	2014	10.02	9.63	0
	2013[1]	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2018	5.64	4.63	942
	2017	5.78	5.64	917
	2016	5.26	5.78	808
	2015	7.41	5.26	1,207
	2014	9.52	7.41	0
	2013[1]	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2018	10.15	9.24	7.967
	2017	9.67	10.15	5,922
	2016	8.93	9.67	2,734
	2015	9.57	8.93	1,636
	2014	9.86	9.57	1,587
	2013[1]	10.00	9.86	1,162
PIMCO VIT Global Bond Opportunities (Unhedged) (formerly PIMCO VIT Global Bond (Unhedged) )	2018	9.02	8.26	3,101
	2017	8.69	9.02	381
	2016	8.74	8.69	373
	2015	9.54	8.74	362
	2014	9.76	9.54	351
	2013[1]	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2018	10.29	9.29	0
	2017	9.44	10.29	0
	2016	9.50	9.44	0
	2015	9.96	9.50	0
	2014[2]	10.00	9.96	0
PIMCO VIT High Yield	2018	10.29	9.57	931
	2017	10.10	10.29	599
	2016	9.40	10.10	585
	2015	10.01	9.40	350
	2014	10.14	10.01	340
	2013[1]	10.00	10.14	0
PIMCO VIT International Bond (Unhedged) (formerly PIMCO VIT Foreign Bond (Unhedged) )	2018	8.85	8.12	3,194
	2017	8.36	8.85	2,126
	2016	8.50	8.36	1,520
	2015	9.57	8.50	0
	2014	9.98	9.57	0
	2013[1]	10.00	9.98	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Low Duration	2018	8.58	8.23	10,355
	2017	8.86	8.58	15,481
	2016	9.15	8.86	13,701
	2015	9.54	9.15	10,695
	2014	9.91	9.54	710
	2013[1]	10.00	9.91	9,924
PIMCO VIT Real Return	2018	8.76	8.18	5,247
	2017	8.84	8.76	4,370
	2016	8.80	8.84	4,249
	2015	9.46	8.80	3,574
	2014	9.61	9.46	3,468
	2013[1]	10.00	9.61	2,293
PIMCO VIT Short-Term	2018	8.75	8.49	19,670
	2017	8.94	8.75	20,454
	2016	9.15	8.94	2,444
	2015	9.47	9.15	0
	2014	9.84	9.47	0
	2013[1]	10.00	9.84	0
PIMCO VIT Total Return	2018	9.27	8.81	54,547
	2017	9.25	9.27	59,783
	2016	9.42	9.25	30,418
	2015	9.82	9.42	22,424
	2014	9.86	9.82	16,433
	2013[1]	10.00	9.86	0
Pioneer Bond VCT	2018	9.48	8.98	19,291
	2017	9.56	9.48	0
	2016	9.62	9.56	0
	2015	10.05	9.62	0
	2014	9.94	10.05	0
	2013[1]	10.00	9.94	0
Pioneer Equity Income VCT	2018	13.80	12.04	815
	2017	12.53	13.80	805
	2016	10.96	12.53	0
	2015	11.43	10.96	0
	2014	10.60	11.43	0
	2013[1]	10.00	10.60	0
Pioneer High Yield VCT	2018	9.97	9.15	0
	2017	9.74	9.97	0
	2016	8.95	9.74	0
	2015	9.77	8.95	2,604
	2014	10.25	9.77	0
	2013[1]	10.00	10.25	0
Pioneer Real Estate Shares VCT	2018	11.32	10.01	917
	2017	11.46	11.32	890
	2016	11.32	11.46	1,163
	2015	11.32	11.32	1,129
	2014	9.07	11.32	0
	2013[1]	10.00	9.07	0

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer Strategic Income VCT	2018	9.52	8.93	15,010
	2017	9.51	9.52	20,214
	2016	9.26	9.51	19,488
	2015	9.83	9.26	18,912
	2014	9.92	9.83	0
	2013[1]	10.00	9.92	0
Power Income VIT	2018	8.58	7.93	3,846
	2017	8.78	8.58	1,356
	2016	8.80	8.78	1,321
	2015	9.43	8.80	1,287
	2014	9.97	9.43	1,253
	2013[1]	10.00	9.97	758
Probabilities Fund	2018	9.68	7.82	5,369
	2017	8.77	9.68	2,829
	2016	8.98	8.77	3,079
	2015	9.95	8.98	2,206
	2014	9.93	9.95	1,744
	2013[1]	10.00	9.93	1,587
Putnam VT Diversified Income	2018	9.45	8.94	0
	2017	9.22	9.45	0
	2016	9.14	9.22	0
	2015	9.79	9.14	0
	2014	10.20	9.79	0
	2013[1]	10.00	10.20	0
Putnam VT Equity Income	2018	13.21	11.56	19,366
	2017	11.63	13.21	21,521
	2016	10.70	11.63	20,906
	2015	11.54	10.70	20,327
	2014	10.71	11.54	1,488
	2013[1]	10.00	10.71	1,091
Putnam VT Global Asset Allocation	2018	11.97	10.61	0
	2017	10.85	11.97	0
	2016	10.63	10.85	0
	2015	11.10	10.63	0
	2014	10.60	11.10	0
	2013[1]	10.00	10.60	0
Putnam VT Growth Opportunities	2018	15.28	14.96	10,368
	2017	12.20	15.28	10,096
	2016	11.98	12.20	9,832
	2015	12.40	11.98	9,575
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Putnam VT High Yield	2018	10.17	9.33	0
	2017	9.94	10.17	0
	2016	9.00	9.94	0
	2015	9.94	9.00	0
	2014	10.23	9.94	0
	2013[1]	10.00	10.23	0

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Income	2018	9.50	9.10	0
	2017	9.40	9.50	0
	2016	9.64	9.40	0
	2015	10.23	9.64	0
	2014	10.05	10.23	1,767
	2013[1]	10.00	10.05	0
Putnam VT Multi-Asset Absolute Return	2018	9.22	8.13	1,198
	2017	9.02	9.22	2,961
	2016	9.36	9.02	11,765
	2015	9.84	9.36	15,894
	2014	9.91	9.84	0
	2013[1]	10.00	9.91	0
Putnam VT Multi‑Cap Core (formerly Putnam VT Investors )	2018	14.14	12.49	0
	2017	12.03	14.14	0
	2016	11.23	12.03	0
	2015	12.00	11.23	0
	2014	11.02	12.00	0
	2013[1]	10.00	11.02	0
Putnam VT Small Cap Growth (formerly Putnam VT Capital Opportunities )	2018	11.28	9.29	921
	2017	10.93	11.28	897
	2016	9.89	10.93	0
	2015	11.20	9.89	0
	2014	10.93	11.20	0
	2013[1]	10.00	10.93	0
Redwood Managed Volatility	2018	10.78	10.01	0
	2017	10.49	10.78	0
	2016	9.79	10.49	0
	2015[3]	10.00	9.79	0
Rydex VIF Banking	2018	12.66	9.78	4,394
	2017	11.76	12.66	4,271
	2016	9.67	11.76	7,205
	2015	10.62	9.67	0
	2014	10.74	10.62	0
	2013[1]	10.00	10.74	0
Rydex VIF Basic Materials	2018	11.73	9.26	5,659
	2017	10.10	11.73	5,770
	2016	8.07	10.10	6,801
	2015	10.21	8.07	878
	2014	10.87	10.21	0
	2013[1]	10.00	10.87	0
Rydex VIF Biotechnology	2018	13.55	11.73	8,290
	2017	10.94	13.55	12,725
	2016	14.24	10.94	6,296
	2015	13.73	14.24	10,063
	2014	10.82	13.73	2,725
	2013[1]	10.00	10.82	0

A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Commodities Strategy	2018	4.04	3.28	5,990
	2017	4.05	4.04	5,813
	2016	3.83	4.05	5,641
	2015	6.05	3.83	0
	2014	9.59	6.05	0
	2013[1]	10.00	9.59	0
Rydex VIF Consumer Products	2018	12.12	10.19	5,681
	2017	11.37	12.12	6,027
	2016	11.27	11.37	20,554
	2015	11.10	11.27	3,524
	2014	10.30	11.10	1,805
	2013[1]	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2018	21.95	18.00	14,339
	2017	14.48	21.95	24,337
	2016	11.58	14.48	12,517
	2015	12.64	11.58	9,658
	2014	11.31	12.64	7,631
	2013[1]	10.00	11.31	0
Rydex VIF Electronics	2018	18.59	15.52	0
	2017	14.83	18.59	0
	2016	12.47	14.83	8,342
	2015	12.77	12.47	0
	2014	10.79	12.77	0
	2013[1]	10.00	10.79	0
Rydex VIF Energy	2018	6.25	4.46	0
	2017	6.98	6.25	0
	2016	5.55	6.98	792
	2015	8.32	5.55	1,109
	2014	10.69	8.32	0
	2013[1]	10.00	10.69	0
Rydex VIF Energy Services	2018	4.19	2.18	3,110
	2017	5.38	4.19	3,019
	2016	4.57	5.38	2,929
	2015	6.99	4.57	0
	2014	10.35	6.99	0
	2013[1]	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2018	9.50	7.36	6,717
	2017	7.72	9.50	6,674
	2016	8.55	7.72	0
	2015	9.64	8.55	1,648
	2014	11.51	9.64	0
	2013[1]	10.00	11.51	0
Rydex VIF Financial Services	2018	12.58	10.55	0
	2017	11.38	12.58	3,854
	2016	10.27	11.38	493
	2015	11.19	10.27	0
	2014	10.39	11.19	4,334
	2013[1]	10.00	10.39	0

A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Government Long Bond 1.2x Strategy	2018	10.78	9.76	0
	2017	10.28	10.78	0
	2016	10.79	10.28	1,923
	2015	11.89	10.79	0
	2014	9.23	11.89	0
	2013[1]	10.00	9.23	0
Rydex VIF Health Care	2018	13.29	12.87	5,354
	2017	11.31	13.29	3,676
	2016	13.10	11.31	4,841
	2015	13.11	13.10	9,309
	2014	10.99	13.11	0
	2013[1]	10.00	10.99	0
Rydex VIF High Yield Strategy	2018	10.76	10.20	0
	2017	10.52	10.76	0
	2016	9.86	10.52	0
	2015[3]	10.00	9.86	0
Rydex VIF Internet	2018	15.61	14.45	3,142
	2017	12.18	15.61	3,090
	2016	12.19	12.18	0
	2015	11.77	12.19	10,690
	2014	12.07	11.77	0
	2013[1]	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2018	2.10	2.04	0
	2017	3.60	2.10	0
	2016	5.36	3.60	0
	2015	6.09	5.36	0
	2014	8.14	6.09	0
	2013[1]	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2018	5.60	5.55	0
	2017	6.42	5.60	0
	2016	6.92	6.42	0
	2015	7.32	6.92	0
	2014	10.20	7.32	0
	2013[1]	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2018	4.48	4.75	0
	2017	5.42	4.48	0
	2016	7.01	5.42	2,921
	2015	7.41	7.01	0
	2014	8.76	7.41	0
	2013[1]	10.00	8.76	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2018	3.33	3.09	6,966
	2017	4.62	3.33	7,081
	2016	5.33	4.62	4,927
	2015	6.40	5.33	5,131
	2014	8.23	6.40	0
	2013[1]	10.00	8.23	0

A-28

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Russell 2000® Strategy	2018	4.51	4.79	0
	2017	5.45	4.51	0
	2016	7.15	5.45	5,780
	2015	7.47	7.15	0
	2014	8.57	7.47	0
	2013[1]	10.00	8.57	0
Rydex VIF Inverse S&P 500 Strategy	2018	4.33	4.31	0
	2017	5.48	4.33	0
	2016	6.52	5.48	0
	2015	7.13	6.52	0
	2014	8.72	7.13	0
	2013[1]	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2018	13.54	9.98	4,709
	2017	9.42	13.54	4,578
	2016	9.05	9.42	1,777
	2015	8.45	9.05	1,730
	2014	10.45	8.45	0
	2013[1]	10.00	10.45	0
Rydex VIF Leisure	2018	13.29	11.00	3,083
	2017	11.57	13.29	2,992
	2016	11.04	11.57	0
	2015	11.51	11.04	0
	2014	11.19	11.51	0
	2013[1]	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2018	15.74	12.13	2,666
	2017	13.44	15.74	2,603
	2016	10.84	13.44	1,677
	2015	11.99	10.84	1,628
	2014	11.20	11.99	5,381
	2013[1]	10.00	11.20	0
Rydex VIF NASDAQ-100®	2018	16.84	15.81	8,871
	2017	13.43	16.84	31,478
	2016	13.25	13.43	21,748
	2015	12.80	13.25	32,348
	2014	11.39	12.80	7,369
	2013[1]	10.00	11.39	4,318
Rydex VIF NASDAQ-100® 2x Strategy	2018	32.24	27.96	13,283
	2017	19.89	32.24	6,966
	2016	18.97	19.89	3,522
	2015	17.31	18.97	5,487
	2014	13.25	17.31	2,827
	2013[1]	10.00	13.25	0
Rydex VIF Nova	2018	17.02	14.59	736
	2017	13.50	17.02	727
	2016	12.20	13.50	0
	2015	12.85	12.20	20,550
	2014	11.33	12.85	0
	2013[1]	10.00	11.33	0

A-29

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2018	7.98	6.36	7,086
	2017	7.79	7.98	4,541
	2016	4.92	7.79	9,833
	2015	7.39	4.92	1,305
	2014	9.35	7.39	0
	2013[1]	10.00	9.35	0
Rydex VIF Real Estate	2018	10.78	9.55	1,253
	2017	10.57	10.78	1,216
	2016	10.03	10.57	1,721
	2015	10.76	10.03	992
	2014	9.30	10.76	12,889
	2013[1]	10.00	9.30	812
Rydex VIF Retailing	2018	10.82	10.01	1,832
	2017	10.03	10.82	0
	2016	10.45	10.03	1,283
	2015	11.08	10.45	0
	2014	10.66	11.08	1,887
	2013[1]	10.00	10.66	0
Rydex VIF Russell 2000® 1.5x Strategy	2018	14.24	10.95	17,496
	2017	12.40	14.24	3,678
	2016	9.94	12.40	0
	2015	11.43	9.94	0
	2014	11.46	11.43	0
	2013[1]	10.00	11.46	0
Rydex VIF Russell 2000® 2x Strategy	2018	16.15	11.40	0
	2017	13.37	16.15	0
	2016	10.12	13.37	0
	2015	12.19	10.12	639
	2014	12.12	12.19	0
	2013[1]	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2018	21.00	16.99	11,430
	2017	15.30	21.00	11,336
	2016	13.29	15.30	1,562
	2015	14.13	13.29	8,448
	2014	11.85	14.13	6,798
	2013[1]	10.00	11.85	2,157
Rydex VIF S&P 500 Pure Growth	2018	13.58	12.26	22,187
	2017	11.42	13.58	8,420
	2016	11.64	11.42	1,923
	2015	12.04	11.64	25,075
	2014	11.20	12.04	4,695
	2013[1]	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2018	13.00	10.78	3,360
	2017	11.73	13.00	4,219
	2016	10.45	11.73	26,930
	2015	12.06	10.45	0
	2014	11.36	12.06	0
	2013[1]	10.00	11.36	0

A-30

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P MidCap 400 Pure Growth	2018	11.41	9.29	7,626
	2017	10.05	11.41	18,076
	2016	10.23	10.05	0
	2015	10.56	10.23	0
	2014	11.21	10.56	0
	2013[1]	10.00	11.21	0
Rydex VIF S&P MidCap 400 Pure Value	2018	12.46	9.66	3,609
	2017	11.52	12.46	19,518
	2016	9.34	11.52	25,632
	2015	11.08	9.34	0
	2014	10.86	11.08	0
	2013[1]	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2018	13.05	11.35	14,887
	2017	11.75	13.05	137
	2016	10.35	11.75	0
	2015	10.87	10.35	1,234
	2014	11.36	10.87	1,399
	2013[1]	10.00	11.36	4,334
Rydex VIF S&P SmallCap 600 Pure Value	2018	10.69	8.12	19,154
	2017	11.21	10.69	398
	2016	8.90	11.21	31,540
	2015	10.76	8.90	0
	2014	11.11	10.76	0
	2013[1]	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2018	9.18	9.82	0
	2017	11.66	9.18	0
	2016	11.39	11.66	1,804
	2015	10.51	11.39	2,226
	2014	8.94	10.51	0
	2013[1]	10.00	8.94	0
Rydex VIF Technology	2018	15.73	14.82	5,090
	2017	12.40	15.73	2,073
	2016	11.68	12.40	447
	2015	12.08	11.68	0
	2014	11.45	12.08	1,672
	2013[1]	10.00	11.45	0
Rydex VIF Telecommunications	2018	10.57	9.58	0
	2017	10.45	10.57	0
	2016	9.30	10.45	532
	2015	10.43	9.30	0
	2014	10.63	10.43	0
	2013[1]	10.00	10.63	0
Rydex VIF Transportation	2018	14.17	10.83	0
	2017	12.14	14.17	0
	2016	11.00	12.14	5,222
	2015	13.39	11.00	0
	2014	11.40	13.39	0
	2013[1]	10.00	11.40	0

A-31

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF U.S. Government Money Market	2018	8.19	7.87	51,462
	2017	8.56	8.19	38,308
	2016	8.95	8.56	78,953
	2015	9.36	8.95	71,904
	2014	9.78	9.36	53,769
	2013[1]	10.00	9.78	30,341
Rydex VIF Utilities	2018	11.87	11.79	0
	2017	11.18	11.87	0
	2016	10.05	11.18	21,556
	2015	11.35	10.05	0
	2014	9.65	11.35	8,614
	2013[1]	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2018	6.18	5.23	0
	2017	5.42	6.18	0
	2016	6.21	5.42	0
	2015	7.80	6.21	0
	2014	10.45	7.80	0
	2013[1]	10.00	10.45	0
SEI VP Balanced Strategy	2018	9.91	8.83	0
	2017	9.31	9.91	0
	2016	9.11	9.31	0
	2015	9.86	9.11	0
	2014[2]	10.00	9.86	0
SEI VP Conservative Strategy	2018	9.30	8.69	4,579
	2017	9.28	9.30	4,443
	2016	9.35	9.28	4,312
	2015	9.82	9.35	4,184
	2014[2]	10.00	9.82	4,061
SEI VP Defensive Strategy	2018	8.87	8.40	0
	2017	9.05	8.87	0
	2016	9.27	9.05	0
	2015	9.74	9.27	0
	2014[2]	10.00	9.74	0
SEI VP Market Growth Strategy	2018	10.17	8.94	23,894
	2017	9.35	10.17	23,187
	2016	9.10	9.35	22,500
	2015	9.88	9.10	21,835
	2014[2]	10.00	9.88	824
SEI VP Market Plus Strategy	2018	10.72	9.20	0
	2017	9.47	10.72	0
	2016	9.16	9.47	0
	2015	9.96	9.16	0
	2014[2]	10.00	9.96	0
SEI VP Moderate Strategy	2018	9.83	9.02	0
	2017	9.51	9.83	0
	2016	9.38	9.51	0
	2015	9.93	9.38	0
	2014[2]	10.00	9.93	0

A-32

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Blue Chip Growth	2018	16.02	15.57	27,185
	2017	12.33	16.02	17,874
	2016	12.83	12.33	10.767
	2015	12.11	12.83	8,145
	2014	11.63	12.11	0
	2013[1]	10.00	11.63	4,280
T. Rowe Price Equity Income	2018	12.19	10.53	11,924
	2017	11.01	12.19	10,229
	2016	9.69	11.01	4,620
	2015	10.90	9.69	0
	2014	10.64	10.90	0
	2013[1]	10.00	10.64	0
T. Rowe Price Health Sciences	2018	15.96	15.39	16,528
	2017	13.10	15.96	14,661
	2016	15.35	13.10	12,363
	2015	14.27	15.35	16,665
	2014	11.37	14.27	11,148
	2013[1]	10.00	11.37	0
T. Rowe Price Limited-Term Bond	2018	8.41	8.12	7,629
	2017	8.72	8.41	13,842
	2016	9.02	8.72	9,609
	2015	9.43	9.02	7,639
	2014	9.82	9.43	0
	2013[1]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2018	10.40	8.37	12,770
	2017	7.75	10.40	12,056
	2016	6.89	7.75	5,712
	2015	8.97	6.89	1,427
	2014	10.24	8.97	1,607
	2013[1]	10.00	10.24	0
Templeton Foreign VIP Fund	2018	9.78	7.91	557
	2017	8.76	9.78	553
	2016	8.55	8.76	234
	2015	9.56	8.55	227
	2014	11.25	9.56	0
	2013[1]	10.00	11.25	0
Templeton Global Bond VIP Fund	2018	8.58	8.36	25,903
	2017	8.80	8.58	23,646
	2016	8.94	8.80	20,924
	2015	9.77	8.94	5,086
	2014	10.03	9.77	10,317
	2013[1]	10.00	10.03	753
Templeton Growth VIP Fund	2018	11.08	9.02	0
	2017	9.78	11.08	0
	2016	9.33	9.78	0
	2015	10.43	9.33	0
	2014	11.22	10.43	0
	2013[1]	10.00	11.22	0

A-33

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Third Avenue Value	2018	10.52	8.01	0
	2017	9.69	10.52	0
	2016	9.02	9.69	0
	2015	10.36	9.02	0
	2014	10.37	10.36	0
	2013[1]	10.00	10.37	0
TOPS® Aggressive Growth ETF	2018	10.80	9.27	0
	2017[5]	10.00	10.80	0
TOPS® Balanced ETF	2018	10.31	9.28	0
	2017[5]	10.00	10.31	0
TOPS® Conservative ETF	2018	10.12	9.43	0
	2017[5]	10.00	10.12	0
TOPS® Growth ETF	2018	10.66	9.29	0
	2017[5]	10.00	10.66	0
TOPS® Managed Risk Balanced ETF	2018	10.30	9.29	0
	2017[5]	10.00	10.30	0
TOPS® Managed Risk Growth ETF	2018	10.68	9.37	0
	2017[5]	10.00	10.68	0
TOPS® Managed Risk Moderate Growth ETF	2018	10.48	9.34	0
	2017[5]	10.00	10.48	0
TOPS® Moderate Growth ETF	2018	10.46	9.35	0
	2017[5]	10.00	10.46	0
VanEck VIP Global Gold	2018	8.71	6.95	824
	2017	8.08	8.71	681
	2016	5.71	8.08	2,538
	2015	7.87	5.71	1,410
	2014	8.76	7.87	0
	2013[1]	10.00	8.76	0
VanEck VIP Global Hard Assets	2018	6.85	4.69	0
	2017	7.31	6.85	0
	2016	5.33	7.31	2,022
	2015	8.40	5.33	316
	2014	10.89	8.40	0
	2013[1]	10.00	10.89	0
Vanguard® VIF Balanced	2018	11.28	10.38	6,282
	2017	10.32	11.28	6,226
	2016	9.76	10.32	3,849
	2015[3]	10.00	9.76	0
Vanguard® VIF Capital Growth	2018	10.36	11.96	1,153
	2017	10.36	12.71	1,139
	2016	9.81	10.36	0
	2015[3]	10.00	9.81	0
Vanguard® VIF Conservative Allocation	2018	10.48	9.68	25,609
	2017	9.92	10.48	10,923
	2016	9.83	9.92	10,600
	2015[3]	10.00	9.83	0
Vanguard® VIF Diversified Value	2018	11.23	9.72	0
	2017	10.42	11.23	0
	2016	9.68	10.42	0
	2015[3]	10.00	9.68	0

A-34

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Equity Income	2018	12.06	10.80	31,160
	2017	10.71	12.06	9,408
	2016	9.77	10.71	9,244
	2015[3]	10.00	9.77	0
Vanguard® VIF Equity Index	2018	12.01	10.93	0
	2017	10.37	12.01	0
	2016	9.73	10.37	0
	2015[3]	10.00	9.73	0
Vanguard® VIF Growth	2018	11.59	11.06	11,596
	2017	9.30	11.59	0
	2016	9.87	9.30	0
	2015[3]	10.00	9.87	0
Vanguard® VIF High Yield Bond	2018	10.55	9.78	0
	2017	10.35	10.55	0
	2016	9.76	10.35	0
	2015[3]	10.00	9.76	0
Vanguard® VIF International	2018	12.77	10.63	22,868
	2017	9.40	12.77	19,395
	2016	9.68	9.40	11,204
	2015[3]	10.00	9.68	0
Vanguard® VIF Mid-Cap Index	2018	11.67	10.08	2,039
	2017	10.29	11.67	0
	2016	9.72	10.29	0
	2015[3]	10.00	9.72	0
Vanguard® VIF Moderate Allocation	2018	10.96	9.92	9,784
	2017	10.02	10.96	10,420
	2016	9.78	10.02	8,007
	2015[3]	10.00	9.78	0
Vanguard® VIF Real Estate Index	2018	10.43	9.41	0
	2017	10.45	10.43	0
	2016	10.13	10.45	0
	2015[3]	10.00	10.13	0
Vanguard® VIF Short Term Investment Grade	2018	9.42	9.07	26,484
	2017	9.69	9.42	12,143
	2016	9.90	9.69	1,376
	2015[3]	10.00	9.90	0
Vanguard® VIF Small Company Growth	2018	12.47	11.02	0
	2017	10.61	12.47	0
	2016	9.69	10.61	0
	2015[3]	10.00	9.69	0
Vanguard® VIF Total Bond Market Index	2018	9.54	9.07	46,240
	2017	9.67	9.54	55,255
	2016	9.91	9.67	27,920
	2015[3]	10.00	9.91	0
Vanguard® VIF Total Stock Market Index	2018	12.00	10.82	30,144
	2017	10.42	12.00	23,096
	2016	9.72	10.42	22,655
	2015[3]	10.00	9.72	0

A-35

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Virtus Duff & Phelps International Series	2018	8.46	6.74	0
	2017	7.63	8.46	0
	2016	8.11	7.63	0
	2015	9.47	8.11	0
	2014	10.31	9.47	0
	2013[1]	10.00	10.31	0
Virtus Duff & Phelps Real Estate Securities Series	2018	11.55	10.32	2,307
	2017	11.39	11.55	2,257
	2016	11.15	11.39	1,148
	2015	11.39	11.15	1,114
	2014	9.05	11.39	2,541
	2013[1]	10.00	9.05	0
Virtus KAR Small-Cap Growth Series	2018	17.52	18.71	22,821
	2017	13.01	17.52	899
	2016	10.80	13.01	0
	2015	11.21	10.80	0
	2014[2]	10.00	11.21	0
Virtus Newfleet Multi-Sector Intermediate Bond Series	2018	9.87	9.19	5,865
	2017	9.67	9.87	5,691
	2016	9.25	9.67	5,523
	2015	9.80	9.25	5,360
	2014	10.05	9.80	0
	2013[1]	10.00	10.05	0
Virtus Strategic Allocation Series	2018	10.87	9.78	0
	2017	9.55	10.87	0
	2016	9.91	9.55	0
	2015	10.95	9.91	0
	2014	10.65	10.95	0
	2013[1]	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2018	13.00	11.45	3,056
	2017	10.92	13.00	2,802
	2016	10.68	10.92	0
	2015	11.15	10.68	0
	2014	10.76	11.15	0
	2013[1]	10.00	10.76	0
VY Clarion Global Real Estate Portfolio	2018	10.01	8.72	1,534
	2017	9.48	10.01	1,488
	2016	9.86	9.48	1,443
	2015	10.51	9.86	214
	2014	9.67	10.51	0
	2013[1]	10.00	9.67	0
VY Clarion Real Estate Portfolio	2018	11.14	9.82	0
	2017	11.09	11.14	0
	2016	11.14	11.09	0
	2015	11.33	11.14	0
	2014	9.13	11.33	0
	2013[1]	10.00	9.13	0

A-36

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo International Equity VT	2018	11.28	8.92	0
	2017	9.48	11.28	0
	2016	9.60	9.48	0
	2015	9.86	9.60	0
	2014	10.89	9.86	0
	2013[1]	10.00	10.89	0
Wells Fargo Omega Growth VT	2018	13.73	13.17	3,714
	2017	10.67	13.73	6,512
	2016	11.10	10.67	6,319
	2015	11.45	11.10	6,135
	2014	11.52	11.45	5,954
	2013[1]	10.00	11.52	4,611
Wells Fargo Opportunity VT	2018	13.09	11.62	0
	2017	11.36	13.09	0
	2016	10.59	11.36	0
	2015	11.42	10.59	0
	2014	10.81	11.42	0
	2013[1]	10.00	10.81	0
Western Asset Variable Global High Yield Bond	2018	9.87	9.04	0
	2017	9.52	9.87	0
	2016	8.62	9.52	0
	2015	9.60	8.62	0
	2014	10.19	9.60	0
	2013[1]	10.00	10.19	0
1   For the period July 15, 2013 (date of inception) through December 31, 2013.
2   For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.
3   For the period November 20, 2015 (the date first publicly offered) through December 31, 2015.
4   Effective August 18, 2017, the Subaccount began investing in Class 3 of 7Twelve™ Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect investment in Class 4 of 7Twelve™ Balanced Portfolio.
5   For the period August 18, 2017 (the date first publicly offered) through December 31, 2017.

A-37

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2019, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

7013A	32-70131-01 2019/05/01

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3

METHOD OF DEDUCTING THE EXCESS CHARGE	3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5

ADMINISTRATIVE SERVICES ARRANGEMENTS	5

PERFORMANCE INFORMATION	5

MIXED AND SHARED FUNDING CONFLICTS	6

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	7

FINANCIAL STATEMENTS	7

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $19,000 for tax year 2019. The $19,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $6,000 can be made to a 403(b) annuity during the 2019 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre‑tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2019 is the lesser of (i)  $56,000 or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions— $19,000 in 2019 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service
4

with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $19,000 elective contribution limit makes $9,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $56,000 (for 2019). Salary reduction contributions, if any, are subject to additional annual limits.
Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2018, 2017, and 2016, the Company paid $1,372,917, $1,531,848, and $1,630,006, respectively, under the agreement.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
5

Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional rider charges of 0.70%; (2) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the
6

Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017 or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017 or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date: May 1, 2019

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2019, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

7013C (PRS)	32-70130-03 2019/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after February 1, 2013), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $56,000 (for 2019). Salary reduction contributions, if any, are subject to additional annual limits.
4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2018, 2017, and 2016, the Company paid $1,372,917, $1,531,848, and $1,630,006, respectively, under the agreement.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and
5

quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017 or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
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ELITEDESIGNS® II VARIABLE ANNUITY

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2019

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2019, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

7013E (COMM)	32-70130-05 2019/05/01

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 1.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

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Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $6,000 (for 2019). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $56,000 (for 2019). Salary reduction contributions, if any, are subject to additional annual limits.
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Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2018, 2017, and 2016, the Company paid $1,372,917, $1,531,848, and $1,630,006, respectively, under the agreement.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and
5

quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017 or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017 or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
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F I N A N C I A L  S T A T E M E N T S
( S T A T U T O R Y  B A S I S )

First Security Benefit Life Insurance and Annuity Company of New York
Years Ended December 31, 2018 and 2017
With Reports of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York

Financial Statements
(Statutory Basis)

Years Ended December 31, 2018 and 2017

Report of Independent Auditors
The Board of Directors
First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the accompanying statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company) which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services - Insurance Division. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
A member firm of Ernst & Young Global Limited

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services - Insurance Division, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.
Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 1.

April 26, 2019

A member firm of Ernst & Young Global Limited

First Security Benefit Life Insurance and Annuity Company of New York

Balance Sheets
(Statutory Basis)

	December 31
	2018	2017
	(In Thousands,
	Except Share Data)
Admitted assets
Investments:
Bonds	$351,036	$447,309
Preferred stocks	722	722
Policy loans	305	407
Cash and cash equivalents	40,726	77,187
Other invested assets	1,907	1,939
Total investments	394,696	527,564

Investment income due and accrued	2,363	2,754
Income tax receivable	3,568	1,835
Net deferred income tax asset	632	2,259
Other assets	140	376
Separate account assets	132,149	140,190
Total admitted assets	$533,548	$674,978

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$168,779	$310,906
Funds withheld	196,407	188,212
Other liabilities	2,764	3,449
Net transfers due from separate accounts	(1,096)	(870)
Asset valuation reserve	2,471	2,858
Separate account liabilities	132,149	140,190
Total liabilities	501,474	644,745

Capital and surplus:
Common stock, $10 par value:
Authorized, issued, and outstanding – 200,000 shares	2,000	2,000
Additional paid-in capital	33,600	33,600
Unassigned deficit	(3,526)	(5,367)
Total capital and surplus	32,074	30,233
Total liabilities and capital and surplus	$533,548	$674,978

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Operations
(Statutory Basis)
	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Revenues:
Annuity considerations and deposits	$18,252	$14,099	$13,069
Net investment income	8,831	10,644	11,473
Other income	2,064	2,141	2,217
Total revenues	29,147	26,884	26,759

Benefits and expenses:
Decrease in reserves and funds for all policies	(141,295)	(34,731)	(16,171)
Surrender benefits	154,594	47,985	27,926
Annuity benefits	10,594	9,580	8,939
Commissions	901	731	569
Other insurance operating expenses	2,829	2,786	2,841
Total benefits and expenses	27,623	26,351	24,104

Income from operations before federal
income taxes	1,524	533	2,655
Federal income tax benefit	1,371	869	242
Income from operations before net
realized gains	2,895	1,402	2,897
Net realized gains (losses), net of capital gains tax	159	(16)	(2,114)
Net income	$3,054	$1,386	$783

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Changes in Capital and Surplus
(Statutory Basis)
		Additional		Unassigned	Total
	Common	Paid-In	Contingency	Surplus	Capital and
	Stock	Capital	Surplus	(Deficit)	Surplus
	(In Thousands)

Balance at January 1, 2016	$2,000	$33,600	$—	$(8,503)	$27,097
Net income	—	—	—	783	783
Change in asset valuation reserve	—	—	—	140	140
Change in net deferred income taxes	—	—	—	(346)	(346)
Change in nonadmitted assets	—	—	—	1,173	1,173
Change in net unrealized capital gains, net of tax	—	—	—	118	118
Balance at December 31, 2016	2,000	33,600	—	(6,635)	28,965
Net income	—	—	—	1,386	1,386
Change in asset valuation reserve	—	—	—	(414)	(414)
Change in net deferred income taxes	—	—	—	(2,503)	(2,503)
Change in nonadmitted assets	—	—	—	2,781	2,781
Change in net unrealized capital gains, net of tax	—	—	—	18	18
Balance at December 31, 2017	2,000	33,600	—	(5,367)	30,233
Net income	—	—	—	3,054	3,054
Change in asset valuation reserve	—	—	—	387	387
Change in net deferred income taxes	—	—	—	(1,893)	(1,893)
Change in nonadmitted assets	—	—	—	255	255
Change in net unrealized capital gains, net of tax	—	—	—	38	38
Balance at December 31, 2018	$2,000	$33,600	$—	$(3,526)	$32,074

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Cash Flows
(Statutory Basis)

	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Operation activities
Revenues:
Premium and annuity considerations	$18,252	$14,099	$13,069
Net investment income	9,836	10,598	10,754
Other income	3,048	2,737	2,944
Benefits and expenses:
Benefits and surrenders	(165,271)	(58,760)	(35,559)
Net transfers from separate accounts	(1,059)	5,936	8,270
Commissions, expenses, and other deductions	(4,460)	(4,039)	(4,038)
Federal income taxes, including net tax
on capital gains	—	(1,070)	420
Net cash used in operations	(139,654)	(30,499)	(4,140)

Investment activities
Proceeds from sales, maturities, or repayments
of investments:
Bonds	196,065	196,816	218,218
Stocks	—	9	5
Other invested assets	—	2,550	1,236
Other proceeds	117	1,399	408
Cost of investments acquired:
Bonds	(100,724)	(146,700)	(198,675)
Stocks	—	(1)	(724)
Other applications	(79)	—	(2,334)
Net decrease (increase) in policy loans	102	(18)	(117)
Net cash provided by investment activities	95,481	54,055	18,017

Financing and miscellaneous activities
Cash provided:
Change in funds withheld	8,195	3,434	8,701
Other cash provided (used)	(483)	(28)	749
Net cash provided by financing and miscellaneous activities	7,712	3,406	9,450

Increase (decrease) in cash and cash equivalents
and short-term investments	(36,461)	26,962	23,327
Cash and cash equivalents and short-term
investments at beginning of year	77,187	50,225	26,898
Cash and cash equivalents and short-term
investments at end of year	$40,726	$77,187	$50,225

See accompanying notes.

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements
(Statutory Basis)

December 31, 2018

1. Significant Accounting Policies
Organization
First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in the States of New York and Kansas and was organized to offer insurance products in the State of New York. The Company’s business activities are concentrated in the sale of variable annuity products, which are supported by separate account assets, and fixed annuity products.
Effective January 31, 2017, Security Benefit Corporation contributed to its subsidiary, SBL Holdings, LLC, a Kansas limited liability company, all of the outstanding common stock of the Company. In addition, the Company experienced a change of control in its ultimate parent.
Basis of Presentation
The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division (the Department).
The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York in determining and reporting the financial condition and results of operations of an insurance company for purposes of determining its solvency under the New York Insurance Law.
The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York.

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:
Investments
Investments in bonds and non-redeemable preferred stock are carried at amortized cost or market value based on the NAIC designation. GAAP requires that debt securities be classified as held to maturity, trading, or available for sale. Under GAAP, debt securities classified as held to maturity are carried at amortized cost, and debt securities classified as trading or available for sale are carried at fair value. Unrealized holding gains and losses are reported in income for those debt securities classified as trading or as a separate component of stockholder’s equity for those debt securities classified as available for sale.
For statutory purposes, all single-class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. For GAAP purposes, all debt securities, purchased or retained, that represent beneficial interests in securitized assets other than high credit quality securities are adjusted using the prospective method when there is a change in estimated future cash flow. If it is determined that a decline in fair value is other than temporary, losses are bifurcated between credit and non-credit-related impairments. Credit impairments are recognized in earnings, and non-credit-related impairments are reported as a component of equity. For high credit quality securities, the retrospective method is used when there is a change in estimated future cash flow. For statutory purposes, loan-backed and structured securities that are other-than-temporarily impaired are written down to the present value of discounted estimated future cash flows.
Valuation Reserve Liabilities
As prescribed by the NAIC, the asset valuation reserve (AVR) is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of fixed maturity securities, equity securities, mortgage loans, real estate, and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. AVR is not recognized under GAAP.
As also prescribed by the NAIC, the Company reports an interest maintenance reserve (IMR) that represents the net accumulated unamortized realized capital gains and losses attributable to changes

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
in the general level of interest rates on sales of fixed maturity investments, principally bonds. Such gains or losses, net of tax, are amortized into income over the remaining period to expected maturity based on groupings of individual securities sold in five-year bands. IMR is not recognized under GAAP.
Policy Acquisition Costs and Value of Business Acquired
The costs of successfully acquiring new business are expensed when incurred, rather than being deferred and amortized as required under GAAP. Expense allowances received or paid in connection with reinsurance are recognized as income or expense when due, rather than deferred and amortized as required under GAAP. For GAAP purposes, the value of business acquired (VOBA) is amortized in a similar manner to the amortization of deferred policy acquisition costs. VOBA is not recognized under statutory accounting.
Nonadmitted Assets
For statutory accounting purposes, certain assets designated as nonadmitted (principally furniture, equipment, leasehold improvements, intangible assets, prepaid expenses, certain deferred income tax assets, and miscellaneous receivables over 90 days old) are excluded from the balance sheets and charged directly to unassigned surplus. Under GAAP, such assets are included on the balance sheets to the extent those assets are not impaired.
Premiums and Benefits
Revenues for life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits incurred represent the excess of benefits paid over the policy account value and interest credited to the account values.

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
Policy Reserves
Reserves are based on statutory mortality, morbidity, and interest requirements, with consideration of future withdrawals. All annuity reserves are calculated on the prescribed reserve basis, which partially offsets the effect of immediately charging policy acquisition costs for commissions to expense. Under GAAP, annuity reserves are carried at account value plus reserves associated with guarantees provided by the Company to the contract holders.
Reinsurance
The Company reports reinsurance receivables and prepaid reinsurance premiums as reductions of policy and contract liabilities rather than reporting such amounts as assets as required under GAAP.
Funds Withheld
The Company maintains a funds withheld reinsurance liability equal to the statutory carrying value of the assets segregated to support certain reinsurance agreements. For GAAP purposes, the funds withheld reinsurance liability contains an embedded derivative that is bifurcated and fair valued based on the change in the fair value of the underlying segregated assets.
Separate Accounts
For statutory accounting purposes, separate account surplus is created through the use of the Commissioners’ Annuity Reserve Valuation Method and is reported as an unsettled transfer from the separate account to the general account.
Deferred Income Taxes
For statutory accounting purposes, deferred income tax assets are limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent three calendar years; plus (2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the statement of admitted assets, liabilities, and surplus date or 15% of surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred income tax assets that can be

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)

offset against existing gross deferred income tax liabilities (DTLs). The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state income taxes.
Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred tax asset (DTA) is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs that are not realizable.
Embedded Derivatives
Embedded derivatives for statutory accounting are not bifurcated from the host instrument, whereas GAAP accounting requires the embedded derivative to be bifurcated from, accounted for, and reported separately from the host instrument if it is not clearly and closely related to the host instrument.
Goodwill
As a result of the change of control on January 31, 2017, goodwill, for GAAP purposes, is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. Statutory accounting does not allow recognition of goodwill resulting from a change of control.
Cash and Cash Equivalents
The statutory-basis statements of cash flow reconcile to the changes in cash and cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash and cash equivalents, whereby cash equivalents are financial instruments with an original maturity period of 90 days or less.
11

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
A reconciliation of capital and surplus at December 31, 2018, 2017, and 2016, and net income for each of the three years in the period ended December 31, 2018, between amounts presented herein and amounts stated in conformity with GAAP is as follows:
	Capital and Surplus			Net Income (Loss)
	2018	2017	2016	2018	2017	2016
	(In Thousands)

Amounts set forth herein	$32,074	$30,233	$28,965	$3,054	$1,386	$783
Unrealized amounts on securities:
Available for sale	(1,135)	1,819	21	—	—	—
Realized losses	—	—	—	(727)	257	205
Nonadmitted assets	36	291	3,072	—	—	—
Deferred policy acquisition costs and value of
business acquired	5,205	10,917	15,566	45	(523)	(448)
Annuity reserves/account values	(320)	(926)	(2,714)	630	1,837	481
Deferred income taxes	(562)	(2,234)	(4,135)	(2,965)	(1,247)	(408)
Asset valuation reserve	2,471	2,858	2,444	—	—	—
Interest maintenance reserve	244	509	315	91	(54)	(66)
Funds withheld	(38)	(35)	(76)	—	—	—
Goodwill	2,037	2,269	—	—	—	—
Other	(611)	(674)	(673)	279	(391)	126
Amounts stated in conformity with U.S. GAAP	$39,401	$45,027	$42,785	$407	$1,265	$673

Other significant accounting policies include the following:
Investments
Investments are valued as prescribed by the NAIC. Bonds are reported principally at cost, adjusted for amortization of premiums and accrual of discounts using the effective interest method. For mortgage-backed bonds, defaults, loss severity of defaulted collateral, and anticipated prepayments are considered using market consensus when determining the amortization of premiums and accrual of discounts. Adjustments to discounts or premiums resulting when actual defaults, loss severity of defaulted collateral, and prepayments differ substantially from estimates are determined using the retrospective method. Preferred stocks in good standing are carried at cost. Bonds and preferred stocks not in good standing are carried at the lower of amortized cost or fair value.
12

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)

Realized capital gains and losses on sales of investments are determined using the specific identification method.
For any decline in the market value of an investment that is determined to be other than temporary, the amortized cost basis of the investment is written down to the estimated fair value as of the date of the determination, except for loan-backed and structured securities where the investment is written down to its discounted expected future cash flows, and the amount of the write-down is accounted for as a realized loss.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.
Policy loans are stated at the aggregate unpaid balance.
The operations of the Company are subject to the risk of interest rate fluctuations to the extent that there is a difference between the amount of the Company’s interest-earning assets and interest-bearing liabilities that reprice or mature in specified periods. The Company engages in asset-liability management intended to generate an acceptable level of return relative to the levels of interest rate risk, liquidity risk and other forms of risk that exist within the Company.
Reserves for Annuity Policies
The reserves for annuity policies are developed by actuarial methods. Annuity reserves are computed using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law and greater than the guaranteed policy cash values.
For variable annuity contracts, the 1994 MGDB mortality table has been used principally (2012 IAR for 2015-18 issues), and interest assumptions range from 3.5% to 5.5%. For fixed annuity contracts, the 2000 Annuity Table has been used principally (2012 IAR for 2015-18 issues), and interest assumptions range from 3.50% to 4.25%.

13

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
Recognition of Revenues
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest contracts are recorded as deposits, with revenues consisting of policy charges for the cost of insurance, policy administrative charges, and surrender charges against account balances during the period.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Separate Accounts
The separate accounts are established in conformity with New York insurance laws and are not chargeable with liabilities arising out of any other business of the Company. Premiums designated for investment in the separate accounts are included in revenues with corresponding liability increases included in benefits. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings held primarily for the benefit of contract holders, are shown as separate captions in the balance sheets. Assets held in the separate accounts are carried at quoted market values or, where quoted market values are not available, at fair market value. The Company receives administrative and risk fees relating to amounts invested in the separate accounts.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions include the valuation of investments, determination of other-than-temporary impairments (OTTIs) of investments, calculation of liabilities for future policy benefits, the calculation of income taxes, and the recognition of DTAs and DTLs. Actual results could differ from those estimates.

14

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments
The carrying value, gross unrealized gains and losses, and fair value of investments in bonds and preferred stock at December 31, 2018 and 2017, are summarized as follows:
	December 31, 2018
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$9,954	$35	$58	$9,931
Obligations of government-sponsored
enterprises	18,060	130	235	17,955
Corporate	137,355	1,465	1,876	136,944
Municipal governments	14,957	1,017	73	15,901
Commercial mortgage-backed	42,011	82	424	41,669
Residential mortgage-backed	18,884	937	250	19,571
Collateralized loan obligations	60,288	36	772	59,552
Collateralized debt obligations	650	—	12	638
Other asset backed	48,877	356	370	48,863
Total bonds	$351,036	$4,058	$4,070	$351,024

Preferred stocks:
Financial	$722	$13	$6	$729
Total preferred stocks	$722	$13	$6	$729

15

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
	December 31, 2017
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$9,785	$2	$61	$9,726
Obligations of government-sponsored
enterprises	23,985	132	172	23,945
Corporate	189,380	4,225	367	193,238
Municipal governments	16,510	1,296	9	17,797
Commercial mortgage-backed	52,911	293	257	52,947
Residential mortgage-backed	18,876	1,034	56	19,854
Collateralized loan obligations	76,770	678	26	77,422
Collateralized debt obligations	650	—	—	650
Other asset backed	58,442	454	268	58,628
Total bonds	$447,309	$8,114	$1,216	$454,207

Preferred stocks:
Financial	$722	$59	$—	$781
Total preferred stocks	$722	$59	$—	$781
The carrying amount and fair value of bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
	Carrying	Fair
	Amount	Value
	(In Thousands)

Due in one year or less	$22,177	$22,090
Due after one year through five years	84,201	84,052
Due after five years through ten years	25,099	24,976
Due after ten years	26,020	26,955
Mortgage-backed securities and other asset-backed securities	193,539	192,951
	$351,036	$351,024

16

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
For bonds with unrealized losses as of December 31, 2018 and 2017, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
	December 31, 2018
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$387	$4	$2,833	$54	$3,220	$58
Obligations of government-sponsored
enterprises	2,793	28	8,451	207	11,244	235
Corporate	58,279	1,232	21,446	644	79,725	1,876
Municipal governments	902	19	1,861	54	2,763	73
Commercial mortgage-backed	15,717	107	18,555	317	34,272	424
Residential mortgage-backed	4,066	49	5,076	201	9,142	250
Collateralized loan obligation	48,919	740	1,131	32	50,050	772
Collateralized debt obligation	638	12	—	—	638	12
Other asset backed	11,383	96	18,542	274	29,925	370
Total bonds	$143,084	$2,287	$77,895	$1,783	$220,979	$4,070

Number of securities with unrealized losses		222		89		311
Percent investment grade
(NAIC investment grade 1 and 2)		91%		92%		91%

17

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
	December 31, 2017
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$5,110	$60	$599	$1	$5,709	$61
Obligations of government-sponsored
enterprises	13,536	172	—	—	13,536	172
Corporate	33,524	208	3,144	159	36,668	367
Municipal governments	1,928	9	—	—	1,928	9
Commercial mortgage-backed	16,828	87	12,316	170	29,144	257
Residential mortgage-backed	4,720	41	1,873	15	6,593	56
Collateralized loan obligation	2,093	14	684	12	2,777	26
Other asset backed	21,468	169	6,425	99	27,893	268
Total bonds	$99,207	$760	$25,041	$456	$124,248	$1,216

Number of securities with unrealized losses		98		37		135
Percent investment grade
(NAIC investment grade 1 and 2)		92%		84%		90%

The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. At present, the Company cannot ascertain the duration of the current market conditions and the resulting impact on such positions, but believes these losses to be temporary.
The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below amortized cost; (2) the issuer’s financial position and access to capital; including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell the security or if it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in value. In the
18

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
evaluation of the potential impairment of asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions.
The Company has no currently held investments in loan-backed and structured securities with a recognized OTTI based on its intent to sell the security or inability of the Company to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.
The Company has no loan-backed or structured securities with a recognized OTTI where the present value of cash flows expected to be collected is less than the amortized cost basis of the security.
Impaired loan-backed and structured securities (those whose fair value is less than cost or amortized cost) currently held by the Company, for which an OTTI has not been recognized in earnings as a realized loss, aggregated by length of time that the individual securities have been in a continuous unrealized loss position, are as follows:
	December 31, 2018
	Unrealized	Fair
	Loss	Value
	(In Thousands)
Continuous unrealized loss for less than 12 months	$1,115	$86,649
Continuous unrealized loss for greater than or equal
to 12 months	1,033	52,084

	December 31, 2017
	Unrealized	Fair
	Loss	Value
	(In Thousands)

Continuous unrealized loss for less than 12 months	$491	$60,005
Continuous unrealized loss for greater than or equal
to 12 months	371	23,329

19

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
Major categories of net investment income for the years ended December 31, 2018, 2017, and 2016, are summarized as follows:
	2018	2017	2016
	(In Thousands)

Interest on bonds	$16,618	$19,146	$19,534
Dividends on equity securities	43	43	43
Other	29	31	23
Total investment income	16,690	19,220	19,600

Less:
Investment expenses	(333)	(504)	(688)
Ceded to reinsurer	(7,526)	(8,072)	(7,439)
Net investment income	$8,831	$10,644	$11,473

Proceeds from sales of bonds and equity securities and related realized gains and losses for the years ended December 31, 2018, 2017, and 2016, are as follows:
	2018	2017	2016
	(In Thousands)
Proceeds from sales	$196,233	$207,980	$216,779
Gross realized gains	551	1,003	3,634
Gross realized losses	(874)	(1,498)	(4,036)

20

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
Realized gains (losses) net of amounts transferred to the interest maintenance reserve, net of applicable taxes, for the years ended December 31, 2018, 2017, and 2016, consist of the following:
	2018	2017	2016
	(In Thousands)

Bonds	$(323)	$(503)	$(406)
Equity securities	—	8	4
Other invested assets	2	462	(3)
Total realized losses, net	(321)	(33)	(405)

Income tax expense	363	(150)	(30)
Net ceded reinsurance (gains) losses	(239)	414	(1,414)
Transferred to the interest maintenance reserve,
net of tax	356	(247)	(265)
Net realized losses	$159	$(16)	$(2,114)

Restricted assets, including pledged assets at December 31, 2018, consist of the following:
	Total General Account (GA)	GA Supporting Separate Account (SA) Activity	Total SA Restricted Assets	SA Assets Supporting GA Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Thousands)

On deposit with states	$435	$—	$—	$—	$435	$600	$(165)	$435	0.08%	0.08%
Pledged as collateral
not captured in
other categories	481	—	—	—	481	414	67	481	0.09%	0.09%
Total restricted
assets	$916	$—	$—	$—	$916	$1,014	$(98)	$916	0.17%	0.17%

21

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
Detail of assets pledged as collateral not captured in other categories at December 31, 2018, consists of the following:
	Total General Account (GA)	GA Supporting SA Activity	Total SA Restricted Assets	SA Assets Supporting GA Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Thousands)

Cash and bonds related to
reinsurance agreements	481	—	—	—	481	414	67	481	0.09%	0.09%
Total	481	—	—	—	481	414	67	481	0.09%	0.09%

Reverse Repurchase Agreements
The Company enters into reverse repurchase agreements, whereby the Company lends cash to a counterparty at an agreed-upon interest rate for an agreed-upon time frame and receives collateral in the form of securities. At the end of the agreement, the loan amount is repaid to the Company along with the additional agreed-upon interest, and the securities pledged to the Company are returned to the counterparty. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other forms of collateral provided is at least equal or more than the amount loaned. As of December 31, 2018, the Company held no reverse repurchase agreements. The recognized receivable for return of collateral for 2018 by quarter is as follows:
	1st Quarter (unaudited)		2nd Quarter (unaudited)		3rd Quarter (unaudited)		4th Quarter (audited)
	Cash	Securities	Cash	Securities	Cash	Securities	Cash	Securities
	(In Thousands)
Minimum	20,089	—	20,161	—	—	—	—	—
Maximum	20,197	—	20,209	—	20,161	—	—	—
Average daily balance	20,142	—	20,186	—	19,263	—	—	—
Ending balance	20,185	—	20,161	—	—	—	—	—

22

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
As of December 31, 2017, the Company held $21.0 million in NAIC 1 designated fair value bonds with a remaining contractual maturity of 30 days or less. There is no recognized liability to return collateral. The recognized receivable for return of collateral for 2017 by quarter is as follows:
	1st Quarter (unaudited)		2nd Quarter (unaudited)		3rd Quarter (unaudited)		4th Quarter (audited)
	Cash	Securities	Cash	Securities	Cash	Securities	Cash	Securities
	(In Thousands)
Minimum	—	—	—	—	—	—	—	20,137
Maximum	—	—	—	—	—	—	—	20,473
Average daily balance	—	—	—	—	—	—	—	20,356
Ending balance	—	—	—	—	—	—	—	20,137
3. Separate Account Transactions
The Company’s separate accounts are established in conformity with New York Insurance Law Section 4240. Under applicable insurance law, the assets and liabilities of the separate accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate account assets applicable to variable annuity contracts held in the separate accounts are not chargeable with liabilities arising out of any other business the Company may conduct.
The Company has separate accounts considered legally insulated from the general account of $132.1 million and $140.2 million as of December 31, 2018 and 2017, respectively.
The separate accounts held by the Company relate primarily to individual variable annuity contracts of a non-guaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuity contracts generally provide an incidental death benefit, and some contracts may have a guaranteed minimum living benefit. The minimum death benefit and living benefit reserves are recorded in the Company’s general account. The assets and liabilities of these separate accounts are carried at market value.
23

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)
Benefit payments by the general account for those guaranteed liabilities of the separate account for the last five years are as follows (in thousands):
2018	$109
2017	29
2016	24
2015	2
2014	32

To compensate the general account for the risks taken, the separate account for the last five years paid risk charges to the general account of (in thousands):
2018	$111
2017	127
2016	138
2015	170
2014	217

Information regarding the separate accounts by risk-based capital (RBC) groupings is as follows:
24

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)
	December 31, 2018
	Non-Indexed Guarantee Less Than or Equal to 4%	Non-Indexed Guarantee More Than 4%	Non- Guaranteed Separate Accounts	Total
	(In Thousands)
Premium	$—	$—	$17,657	$17,657

Reserves for accounts with assets at:
Fair value	$—	$—	$130,565	$130,565
Amortized cost	—	—	—	—
Total	$—	$—	$130,565	$130,565

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$—	$—	$130,565	$130,565
Not subject to discretionary
withdrawal	—	—	474	474
Total	$—	$—	$131,039	$131,039

	December 31, 2017
	Non-Indexed Guarantee Less Than or Equal to 4%	Non-Indexed Guarantee More Than 4%	Non- Guaranteed Separate Accounts	Total
	(In Thousands)

Premium	$—	$—	$11,522	$11,522

Reserves for accounts with assets at:
Fair value	$—	$—	$138,768	$138,768
Amortized cost	—	—	—	—
Total	$—	$—	$138,768	$138,768

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$—	$—	$138,768	$138,768
Not subject to discretionary
withdrawal	—	—	546	546
Total	$—	$—	$139,314	$139,314

A reconciliation of the summary of operations of the Company’s separate accounts to the net transfers as recorded in the general account is as follows for the years ended December 31:
25

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)

	2018	2017	2016
	(In Thousands)

Transfers as reported in the separate accounts:
Transfers to separate accounts	$17,657	$11,522	$8,910
Transfers from separate accounts	(16,568)	(17,267)	(16,910)
Net transfers as reported in the
separate accounts	1,089	(5,745)	(8,000)

Reconciling adjustments:
Fee withdrawals	(294)	(320)	(333)
Other	37	46	56
Net transfers as reported in the general
account as a decrease in reserves and funds for all
policies	$832	$(6,019)	$(8,277)
26

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

4. Related-Party Transactions
Certain administrative, distribution, actuarial, and accounting functions of the Company are handled by the Company’s affiliated parties. During the years ended December 31, 2018, 2017, and 2016, the Company paid a total of $1.6 million, $1.4 million, and $1.8 million, respectively, for these services, which are included in other insurance operating expenses in the statements of operations.
During the years ended December 31, 2018, 2017 and 2016, the Company paid $0.3 million, $0.2 million, and $0.2 million, respectively, in commissions to a related party for sales of its variable annuity products.
The Company received $0.1 million, $0.1 million, and $0.1 million from related parties for administrative services, provided in connection with reinsurance administration during the years ended December 31, 2018, 2017, and 2016, respectively. These fees are included in other income in the statements of operations.
During the years ended December 31, 2018, 2017, and 2016, the Company received $0.1 million, $0.1 million, and $0.1 million, respectively, from related parties for administrative services provided in connection with its variable annuities. These revenues are included in other income in the statements of operations.
The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), a related party, to perform investment advisory services. During the years ended December 31, 2018, 2017, and 2016, the Company paid fees of $0.3 million, $0.5 million, and $0.5 million, respectively, for the services performed. These fees are included in net investment income in the statements of operations.
The Company did not have receivables from its parent and related parties for December 31, 2018 and 2017. The Company had payables in the amounts of $0.0 million and $0.2 million in the balance sheets at December 31, 2018 and 2017, respectively, for normal business transactions that are settled on a current basis.
27

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

5. Reinsurance
The Company assumes and cedes reinsurance with other companies to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:
	2018	2017	2016
	(In Thousands)
Reinsurance assumed:
Premiums	$15	$45	$106
Commissions	$(3)	$2	$5
Claims	$—	$—	$—
Surrenders	$3	$16	$288

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:
	2018	2017	2016
	(In Thousands)
Reinsurance ceded:
Premiums	19,352	14,893	17,030
Commissions	892	650	794
Claims	—	—	—
Surrenders	15,816	15,154	13,058

As of December 31, 2018 and 2017, the value of the Company’s funds withheld under an indemnity retrocession agreement with Guggenheim Life and Annuity Company (GLAC), a related party, was $195.5 million and $187.4 million, respectively. These amounts are included in the funds withheld reinsurance account liability on the balance sheets.
The value of the Company’s individual life insurance and living benefit riders are reinsured 100% with Security Benefit Life Insurance Company (SBLIC), an affiliate. As of December 31, 2018 and
28

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

5. Reinsurance (continued)
2017, the funds withheld associated with this reinsurance agreement was $0.9 million and $0.8 million, respectively.
In the accompanying financial statements, premiums, benefits, settlement expenses, and policy liabilities and accruals are reported net of reinsurance ceded. Accordingly, policy reserves have been shown net of reinsurance credits of $195.2 and $187.1 million at December 31, 2018 and 2017, respectively. Life insurance in-force ceded was $0.1 million at December 31, 2018 and 2017.
The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers, and requires collateralization of balances where allowable by contract.
6. Insurance Liabilities
The liability for guaranteed minimum death benefits (GMDBs) on variable annuity contracts reflected in the general account was $0.1 million for each of the years ended December 31, 2018 and 2017. The Company’s GMDB reserves are calculated following the assumptions and methodologies prescribed by Actuarial Guideline (AG) 43.
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:
	2018			2017
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Thousands)

Return of premium	$61,756	$1,233	63	$64,208	$300	64
Step-up	50,242	1,626	69	56,098	911	68
Total GMDB	$111,998	$2,859	66	$120,306	$1,211	66

29

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

6. Insurance Liabilities (continued)
The Company previously offered guaranteed living benefits associated with variable annuity contracts, such as guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). The Company holds reserves for the guaranteed living benefits equal to the guaranteed living benefit reserve from AG 43. The reserve for the guaranteed living benefits on variable annuity contracts reflected in the general account, which was fully ceded to SBLIC, as of December 31, 2018 and 2017, was $0.8 million and $0.7 million, respectively.
7. Income Taxes
For the tax years beginning January 1, 2016, the Company was included in a consolidated Non-Life/Life federal income tax return filed by Security Benefit Corporation. Under the Company’s tax sharing agreement, federal income taxes are allocated to the Company as if it filed a separate return. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2014. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.
The provision for income taxes includes current federal income tax expense or benefit. Deferred income taxes due to temporary differences between the financial reporting and income tax bases of assets and liabilities are reflected as a change to capital and surplus, subject to limitations. Such deferred taxes relate principally to reserves and deferred policy acquisition costs.
The application of SSAP No. 101, Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the following: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the DTA will be
30

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
 realized. The Company has not recorded a valuation allowance as of December 31, 2018, 2017, and 2016.
The Tax Cuts and Jobs Act was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% along with other changes, including how tax reserves are computed. At December 31, 2017, the Company had not completed it’s accounting for the tax effects of the enactment of the Act; however, it made a reasonable estimate of the effects on the existing deferred tax balances. In 2018, there were no material adjustments to the deferred tax balances as a result of the tax law change.
The Company recorded net DTAs of $0.6 million and $2.3 million as of December 31, 2018 and 2017, respectively. The main components of the DTAs are as follows:
	December 31, 2018
	Ordinary	Capital	Total
	(In Thousands)

a. Gross deferred tax assets	$2,079	$55	$2,134
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	2,079	55	2,134
d. Deferred tax liabilities	1,502	—	1,502
e. Subtotal - net deferred tax asset (c-d)	577	55	632
f. Deferred tax nonadmitted	—	—	—
g. Net admitted deferred tax assets (e-f)	$577	$55	$632

	December 31, 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Gross deferred tax assets	$4,171	$298	$4,469
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	4,171	298	4,469
d. Deferred tax liabilities	1,934	—	1,934
e. Subtotal - net deferred tax asset (c-d)	2,237	298	2,535
f. Deferred tax nonadmitted	—	276	276
g. Net admitted deferred tax assets (e-f)	$2,237	$22	$2,259

31

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	Changes between December 31, 2018 and 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Gross deferred tax assets	$(2,092)	$(243)	$(2,335)
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	(2,092)	(243)	(2,335)
d. Deferred tax liabilities	(432)	—	(432)
e. Subtotal - net deferred tax asset (c-d)	(1,660)	(243)	(1,903)
f. Deferred tax nonadmitted	—	(276)	(276)
g. Net admitted deferred tax assets (e-f)	$(1,660)	$33	$(1,627)

During 2018 and 2017, the Company met the necessary RBC levels to be able to admit the amount of DTAs under SSAP No. 101. The amount of each component of the calculation by tax character is as follows:
	December 31, 2018
	Ordinary	Capital	Total
	(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	1,592	55	1,647
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	1,592	55	1,647
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,716
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	487	—	487
d. DTAs admitted as a result of SSAP No. 101	$2,079	$55	$2,134

32

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	December 31, 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$22	$22
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	2,504	—	2,504
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	2,504	—	2,504
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,963
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	1,667	—	1,667
d. DTAs admitted as a result of SSAP No. 101	$4,171	$22	$4,193

	Changes Between December 31, 2018 and 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$(22)	$(22)
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	(912)	55	(857)
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	(912)	55	(857)
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	(247)
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	(1,179)	—	(1,179)
d. DTAs admitted as a result of SSAP No. 101	$(2,091)	$33	$(2,058)

33

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	December
	2018	2017
	(In Thousands)

Ratio percentage used to determine recovery period and	1,727%	1,230%
threshold limitation amount
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation	$34,545	$33,090
The Company has no DTLs that have not been recognized.
The impact of tax planning strategies is as follows:
	December 31, 2018
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100%	2.58%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100%	8.72%

	December 31, 2017
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100.00%	0.49%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100%	0.82%

34

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	Change Between December 31, 2018 and 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	0.00%	2.09%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	0.00%	7.90%

Current income taxes incurred and deferred income taxes consist of the following major components as of December 31:
	2018	2017	Change
	(In Thousands)
1. Current income tax:
a. Federal	$(1,371)	$(869)	$(502)
b. Federal income tax on capital gains	(363)	150	(513)
c. Other	—	—	—
d. Federal income taxes incurred	$(1,734)	$(719)	$(1,015)

	2017	2016	Change
	(In Thousands)
1. Current income tax:
a. Federal	$(869)	$(242)	$(627)
b. Federal income tax on capital gains	150	30	120
c. Other	—	—	—
d. Federal income taxes incurred	$(719)	$(212)	$(507)

35

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	2018	2017	Change
	(In Thousands)
2. Deferred tax assets:
a. Ordinary:
1. Deferred policy acquisition costs	$773	$916	$(143)
2. Net operating loss	—	—	—
3. Policy reserves	1,296	3,252	(1,956)
4. Compensation and benefits accrual	—	—	—
5. Other (includes items less than 5% of
ordinary tax assets)	10	3	7
Subtotal	2,079	4,171	(2,092)

b. Statutory valuation allowance
adjustment	—	—	—
c. Nonadmitted	—	—	—
d. Admitted ordinary deferred tax asset	2,079	4,171	(2,092)

e. Capital:
1. Investments	55	298	(243)
2. Net capital loss carryforward	—	—	—
3. Other (includes items less than 5% of
ordinary tax assets)	—	—	—
Subtotal	55	298	(243)

f. Statutory valuation allowance
adjustment	—	—	—
g. Nonadmitted	—	276	(276)
h. Admitted capital deferred tax asset	55	22	33

i. Admitted deferred tax assets	2,134	4,193	(2,059)

36

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	2018	2017	Change
	(In Thousands)
3. Deferred tax liabilities:
a. Ordinary:
1. Investments	$112	$92	$20
2. Policyholder reserves	1,382	1,838	(456)
3. Other (includes items less than 5% of
ordinary tax assets)	8	4	4
Subtotal	1,502	1,934	(432)

b. Capital:
1. Investments	—	—	—
2. Other (includes items less than 5% of
ordinary tax assets)	—	—	—
Subtotal	—	—	—

c. Deferred tax liabilities	1,502	1,934	(432)

4. Net deferred tax assets/liabilities	$632	$2,259	$(1,627)

37

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
The most significant book to tax adjustments for the years ended December 31, 2018, 2017 and 2016, were as follows:
	2018		2017		2016
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	(In Thousands)

Provision computed at statutory rate	$202	21.0%	$320	35.0%	$293	35.0%
Nondeductible expenses	3	0.3	3	0.3	4	0.5
Dividend received deduction	(78)	(8.0)	(152)	(16.7)	(99)	(11.8)
Tax exempt interest	(36)	(3.7)	(34)	(3.8)	(50)	(6.0)
Interest maintenance reserves	19	2.0	(19)	(2.1)	(23)	(2.7)
Prior year return to provision	52	5.4	(16)	(1.8)	7	0.9
Unrealized gain/loss	10	1.0	13	1.5	64	7.6
Enacted tax rate change	—	—	1,690	184.9	—	—
Change in non-admitted assets	(4)	(0.4)	—	—	—	—
Other adjustments	1	—	(1)	—	—	—
Total statutory income taxes	$169	17.6%	$1,804	197.3%	$196	23.5%

Federal income taxes incurred	$(1,734)	(179.9)	$(719)	(78.6)	$(213)	(25.4)
Change in net deferred income taxes	1,893	196.5	2,503	273.7	346	41.3
Deferred taxes on unrealized losses	10	1.0	20	2.2	63	7.6
Total statutory income taxes	$169	17.6%	$1,804	197.3%	$196	23.5%

The Company recognizes interest and penalties accrued related to the unrecognized tax benefits in interest expense. The Company did not have any interest and penalties recorded for the years ended December 31, 2018, 2017 and 2016.
The Company did not record any tax contingencies as of December 31, 2018 and 2017.

38

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information
In accordance with SSAP No. 100, Fair Value Measurements, the Company groups its financial assets and liabilities measured at fair value into three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models and spread-based models and similar techniques using the best information available in the circumstances.
Determination of Fair Value
Under SSAP No. 100, the Company bases fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements in accordance with the fair value hierarchy in SSAP No. 100.
Assets and Liabilities Measured and Reported at Fair Value
Cash equivalents
Cash equivalents include money market mutual funds. Fair values are determined using unadjusted quoted prices for identical instruments traded in active markets and are included in Level 1.
39

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

Bonds
For bonds not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Bonds with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Separate Account Assets
Fair value of equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1.
The following tables present assets measured and reported at fair value for the year ended December 31, 2018 and 2017 as follows:
	December 31, 2018
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash and cash equivalents	$40,726	$37,726	$3,000	$—
Separate account assets	132,149	132,149	—	—
Total assets	$172,875	$169,875	$3,000	$—

40

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)
	December 31, 2017
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash and cash equivalents	$31,887	$31,887	$—	$—
Bonds - Corporate	1,678	—	1,678	—
Separate account assets	140,190	140,190	—	—
Total assets	$173,755	$172,077	$1,678	$—

There were no changes in Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the years ended December 31, 2018 and 2017.

There were no Level 3 purchases, issuances, sales, and settlements for the years ended December 31, 2018 and 2017.
The Company did not have any transfers into or out of Levels 1, 2, and 3 for the years ended December 31, 2018 and 2017. The transfers between levels are determined as of the end of the year for which the transfer was completed.
SSAP No. 100 requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.
SSAP No. 100 excludes certain insurance liabilities and nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.
41

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Bonds – Bonds include fixed maturity securities and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs. These assets are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Preferred stock – Fair values of preferred stock are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets would be included in Level 3.
Cash equivalents – Cash equivalents include money market mutual funds. Fair values are determined using unadjusted quoted prices for identical instruments traded in active markets and are included in Level 1. The carrying amount for other cash equivalent investments approximate fair value due to their short-term nature and are generally classified as Level 2.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analysis based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. These assets are included in Level 3.
42

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)
Other invested assets – Other invested assets include surplus notes. The fair value of these instruments is based on the methodology described above for bonds.
Investment income due and accrued – The Company believes there is minimal risk of material changes in both credit of the issuer and interest rates such that the carrying value of investment income due and accrued approximates fair value. Generally, investment income due and accrued is classified as Level 2.
Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analysis based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed. These liabilities are included in Level 3.
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustments to the fair value of the block are assumed adjustments to the separate account liabilities. These liabilities are included in Level 1.
43

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)
The following table provides the carrying amount, estimated fair value, and level within the fair value hierarchy of the Company’s financial instruments:
	December 31, 2018
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Assets (liabilities)
Bonds	$351,036	$351,024	$—	$334,814	$16,210
Preferred stocks	722	729	—	729	—
Policy loans	305	307	—	—	307
Other invested assets	1,907	2,210	—	2,210	—
Investment income due and
accrued	2,363	2,363	—	2,363	—
Investment type insurance
contracts	(156,032)	(150,663)	—	—	(150,663)
Separate account liabilities	(132,149)	(132,149)	(132,149)	—	—

	December 31, 2017
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Assets (liabilities)
Bonds	$445,631	$452,529	$—	$429,107	$23,422
Preferred stocks	722	781	—	781	—
Cash and cash equivalents	45,300	45,299	—	45,299	—
Policy loans	407	411	—	—	411
Other invested assets	1,939	2,337	—	1,783	554
Investment income due and
accrued	2,754	2,754	—	2,754	—
Investment type insurance
contracts	(298,283)	(278,702)	—	—	(278,702)
Separate account liabilities	(140,190)	(140,190)	(140,190)	—	—

44

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities
The withdrawal characteristics of the liability for future policy benefits for annuities and supplementary contracts and deposits were as follows:
	December 31, 2018
	General Account	Separate Account	Total	Percentage
	(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$109,659	$—	$109,659	22%
At fair value	—	130,566	130,566	26%
Total with adjustment	109,659	130,566	240,225	48%

At fair value with minimum or no
charge or adjustment	233,322	—	233,322	47%
Additional actuarial reserve for
Asset/liability analysis	3,000	—	3,000	1%
Not subject to discretionary withdrawal	17,878	474	18,352	4%
Subtotal	363,859	131,040	494,899	100%
Less reinsurance ceded	195,080	—	195,080
Totals (net of reinsurance)	$168,779	$131,040	$299,819

45

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)

	December 31, 2017
	General Account	Separate Account	Total	Percentage
	(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$265,299	$—	$265,299	42%
At fair value	—	138,768	138,768	22
Total with adjustment	265,299	138,768	404,067	64

At fair value with minimum or no
charge or adjustment	201,924	—	201,924	31
Additional actuarial reserve for
Asset/liability analysis	3,500	—	3,500	1
Not subject to discretionary
withdrawal	24,240	546	24,786	4
Subtotal	494,963	139,314	634,277	100%
Less reinsurance ceded	184,057	—	184,057
Totals (net of reinsurance)	$310,906	$139,314	$450,220

A reconciliation of total annuity actuarial reserves liabilities is as follows as of December 31:
	2018	2017
	(In Thousands)

Life and Accident and Health Annual Statement:
Annuity reserves, total net	$168,779	$310,906

Separate Accounts Annual Statement:
Annuities (excluding supplementary statements)	131,040	139,314
Total annuity actuarial reserves and deposit fund liabilities	$299,819	$450,220

Annually the Company completes the asset adequacy analysis of statutory reserves established for fixed and variable deferred annuities. This analysis was accomplished by running the required seven deterministic interest rate scenarios and an additional 100 stochastic equity and interest rate scenarios in the cash flow testing model. As a result of the requirements specified in the Department’s Special Considerations Letter, the Company established an additional Cash Flow
46

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)
 Testing reserve. The Cash Flow Testing reserve was $3 million in 2018, $3.5 million in 2017, and $5 million in 2016.

10. Commitments and Contingencies
The payment of ordinary dividends by the Company to its shareholders is allowed where the aggregate amount in any calendar year does not exceed the greater of 10% of its surplus to policyholders or its net gain from operations (not including realized capital gains) as of the immediately preceding calendar year, not to exceed 30% of its surplus to policyholders (as of the same preceding calendar year). Ordinary dividends can only be paid out of earned surplus. Insurers are required to provide the Department with 10-days’ prior notice before paying an ordinary dividend. Furthermore, the Superintendent may, in his discretion, limit or disallow any ordinary dividends if the Superintendent determines that a domestic stock life insurer’s surplus to policyholders following any dividend distribution is not reasonable in relation to the insurer’s outstanding liabilities and not adequate to meet its financial needs or the insurer is financially distressed.
Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.
Other Legal and Regulatory Matters: The Company may be party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.

11. Subsequent Events
Subsequent events have been evaluated through April 26, 2019, which is the date the financial statements were issued.
47

Exhibits and Financial Statement Schedules

First Security Benefit Life Insurance and Annuity Company of New York

Exhibits and Financial Statement Schedules

Years Ended December 31, 2018, 2017 and 2016
Contents
Report of Independent Auditors on Schedules	47

Exhibits and Financial Statement Schedules

Schedule I - Summary of Investments Other Than Investments in Related Parties as
of December 31, 2018 and 2017	48

Schedule III - Supplementary Insurance Information as of December 31, 2018, 2017
and 2016 and for Each of the Years Then Ended	50

Schedule IV - Reinsurance as of December 31, 2018, 2017 and 2016 and for Each of
the Years Then Ended	51

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and have issued our report thereon dated April 26, 2019 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the financial statements.

April 26, 2019

A member firm of Ernst & Young Global Limited

First Security Benefit Life Insurance and Annuity Company of New York

Schedule I - Summary of Investments
Other Than Investments in Related Parties

Years Ended December 31, 2018 and 2017

	2018
	Cost	Value	Amount at which shown in the balance sheet
	(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$9,954	$9,931	$9,954
Obligations of government-sponsored
enterprises	18,060	17,955	18,060
Corporate	137,355	136,944	137,355
Municipal governments	14,957	15,901	14,957
Commercial mortgage-backed	42,011	41,669	42,011
Residential mortgage-backed	18,884	19,571	18,884
Collateralized loan obligations	60,288	59,552	60,288
Collateralized debt obligations	650	638	650
Other asset backed	47,170	47,150	47,170
Total fixed maturities	349,329	349,311	349,329
Equity securities:
Preferred stock:
Financial	722	729	722
Total equity securities	722	729	722
Policy loans	305		305
Cash and cash equivalents	40,726		40,726
Other invested assets	1,907		1,907
	$392,989		$392,989

See accompanying Report of Independent Auditors
48

First Security Benefit Life Insurance and Annuity Company of New York

Schedule I - Summary of Investments
Other Than Investments in Related Parties (continued)

	2017
	Cost	Value	Amount at which shown in the balance sheet
	(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$9,779	$9,726	$9,785
Obligations of government-sponsored
enterprises	24,510	23,945	23,985
Corporate	190,744	193,238	189,380
Municipal governments	16,082	17,797	16,510
Commercial mortgage-backed	53,715	52,947	52,911
Residential mortgage-backed	18,576	19,854	18,876
Collateralized loan obligations	76,543	77,422	76,770
Collateralized debt obligations	650	650	650
Other asset backed	55,628	56,258	56,066
Total fixed maturities	446,227	451,837	444,933
Equity securities:
Preferred stock:
Financial	722	781	722
Total equity securities	722	781	722
Policy loans	407		407
Cash and cash equivalents	77,184		77,187
Other invested assets	1,991		1,939
	$526,531		$525,188

See accompanying Report of Independent Auditors
49

First Security Benefit Life Insurance and Annuity Company of New York

Schedule III - Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for Each of the Years Then Ended

	Future Policy Benefits and Claims	Premiums and other considerations	Net Investment Income(1)	Benefit claims and settlement expenses	Other operating expenses
	(In Thousands)

2018
Life, health and annuity	$168,779	$18,252	$8,831	$10,594	$2,829

2017
Life, health and annuity	$310,906	$14,099	$10,644	$9,580	$2,786

2016
Life, health and annuity	$339,617	$13,069	$11,473	$8,939	$2,841

(1)	Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change if different methods were applied.

See accompanying Report of Independent Auditors
50

First Security Benefit Life Insurance and Annuity Company of New York

Schedule IV - Reinsurance

As of December 31, 2018, 2017 and 2016 and for Each of the Years Then Ended

	2018
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$113	$113	$—	$—	0%
Premiums:
Life insurance	1	1	—	—	0
Annuity	37,588	19,351	15	18,252	0
Accident and health insurance	—	—	—	—	0
Total premiums	$37,589	$19,352	$15	$18,252	0%

	2017
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$133	$133	$—	$—	0%
Premiums:
Life insurance	1	1	—	—	0
Annuity	28,947	14,893	45	14,099	1
Accident and health insurance	—	—	—	—	0
Total premiums	$28,948	$14,894	$45	$14,099	1%

	2016
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$136	$136	$—	$—	0%
Premiums:
Life insurance	1	1	—	—	0
Annuity	29,992	17,029	106	13,069	1
Accident and health insurance	—	—	—	—	0
Total premiums	$29,993	$17,030	$106	$13,069	1%

See accompanying Report of Independent Auditors
51

Financial Statements

Variable Annuity Account A
Year Ended December 31, 2018
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2018

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	11
Statements of Operations and Change in Net Assets	18
Notes to Financial Statements	106
1. Organization and Significant Accounting Policies	106
2. Variable Annuity Contract Charges	129
3. Summary of Unit Transactions	131
4. Financial Highlights	141
5. Subsequent Events	193

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Account's auditor since 1996.

Kansas City, MO
April 26, 2019

Appendix

Subaccounts comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets
7Twelve Balanced Portfolio	For each of the two years in the period ended December 31, 2018
7Twelve Balanced Portfolio	For each of the two years in the period ended December 31, 2018
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2018
AB VPS Global Thematic Growth	For each of the two years in the period ended December 31, 2018
AB VPS Growth and Income	For each of the two years in the period ended December 31, 2018
AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2018
Alger Capital Appreciation	For each of the two years in the period ended December 31, 2018
Alger Large Cap Growth	For each of the two years in the period ended December 31, 2018
ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2018
American Century VP Income & Growth	For each of the two years in the period ended December 31, 2018
American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2018
American Century VP International	For each of the two years in the period ended December 31, 2018
American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2018
American Century VP Value	For each of the two years in the period ended December 31, 2018
American Funds IS Asset Allocation	For each of the two years in the period ended December 31, 2018
American Funds IS Blue Chip Income and Growth	For each of the two years in the period ended December 31, 2018
American Funds IS Global Bond	For each of the two years in the period ended December 31, 2018
American Funds IS Global Growth	For each of the two years in the period ended December 31, 2018
American Funds IS Global Growth and Income	For each of the two years in the period ended December 31, 2018
American Funds IS Global Small Capitalization	For each of the two years in the period ended December 31, 2018
American Funds IS Growth	For each of the two years in the period ended December 31, 2018
American Funds IS Growth-Income	For each of the two years in the period ended December 31, 2018
American Funds IS International	For each of the two years in the period ended December 31, 2018
American Funds IS International Growth and Income	For each of the two years in the period ended December 31, 2018
American Funds IS Mortgage	For each of the two years in the period ended December 31, 2018
American Funds IS New World	For each of the two years in the period ended December 31, 2018
American Funds IS U.S. Government/AAA-Rated Securities	For each of the two years in the period ended December 31, 2018
BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Global Opportunities V.I.	For the period from January 1, 2018 through June 29, 2018 (liquidation date) and the year ended December 31, 2017
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2018
Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2018
Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2018
Dreyfus IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2018
Dreyfus IP Technology Growth	For each of the two years in the period ended December 31, 2018
Dreyfus Stock Index	For each of the two years in the period ended December 31, 2018
Dreyfus VIF Appreciation	For each of the two years in the period ended December 31, 2018
Dreyfus VIF International Value	For each of the two years in the period ended December 31, 2018
DWS Capital Growth VIP	For each of the two years in the period ended December 31, 2018
DWS Core Equity VIP	For each of the two years in the period ended December 31, 2018
DWS CROCI® U.S. VIP	For each of the two years in the period ended December 31, 2018
DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2018
DWS Government & Agency Securities VIP	For each of the two years in the period ended December 31, 2018
DWS High Income VIP	For each of the two years in the period ended December 31, 2018
DWS International Growth	For each of the two years in the period ended December 31, 2018
DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2018
Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2018
Federated Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2018
Federated High Income Bond II	For each of the two years in the period ended December 31, 2018
Fidelity VIP Balanced	For each of the two years in the period ended December 31, 2018
Fidelity VIP Contrafund	For each of the two years in the period ended December 31, 2018
Fidelity VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2018
Fidelity VIP Emerging Markets	For each of the two years in the period ended December 31, 2018
Fidelity VIP Growth & Income	For each of the two years in the period ended December 31, 2018
Fidelity VIP Growth Opportunities	For each of the two years in the period ended December 31, 2018
Fidelity VIP High Income	For each of the two years in the period ended December 31, 2018
Fidelity VIP Index 500	For each of the two years in the period ended December 31, 2018
Fidelity VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2018
Fidelity VIP Mid Cap	For each of the two years in the period ended December 31, 2018
Fidelity VIP Overseas	For each of the two years in the period ended December 31, 2018
Fidelity VIP Real Estate	For each of the two years in the period ended December 31, 2018
Fidelity VIP Strategic Income	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
FormulaFolios US Equity Portfolio	For each of the two years in the period ended December 31, 2018
Franklin Flex Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Growth Opportunities	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT High Quality Floating Rate	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2018
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Mid Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2018
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. American Franchise	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2018
Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2018
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2018
Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2018
Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2018
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2018
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2018
Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2018
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2018
Invesco V.I. High Yield	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2018
Invesco V.I. Managed Volatility	For each of the two years in the period ended December 31, 2018
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2018
Invesco V.I. Mid Cap Growth	For each of the two years in the period ended December 31, 2018
Invesco V.I. S&P 500 Index	For each of the two years in the period ended December 31, 2018
Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2018
Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2018
Ivy VIP Balanced	For each of the two years in the period ended December 31, 2018
Ivy VIP Core Equity	For each of the two years in the period ended December 31, 2018
Ivy VIP Energy	For each of the two years in the period ended December 31, 2018
Ivy VIP Global Bond	For each of the two years in the period ended December 31, 2018
Ivy VIP Global Equity Income	For each of the two years in the period ended December 31, 2018
Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2018
Ivy VIP Growth	For each of the two years in the period ended December 31, 2018
Ivy VIP High Income	For each of the two years in the period ended December 31, 2018
Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2018
Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2018
Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2018
Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2018
Ivy VIP Science and Technology	For each of the two years in the period ended December 31, 2018
Ivy VIP Securian Real Estate Securities	For each of the two years in the period ended December 31, 2018
Ivy VIP Small Cap Core	For each of the two years in the period ended December 31, 2018
Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2018
Ivy VIP Value	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust US Equity Portfolio	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Calibrated Dividend Growth VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Classic Stock VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fundamental Equity VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2018
MFS VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2018
MFS VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2018
MFS VIT High Yield	For each of the two years in the period ended December 31, 2018
MFS VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2018
MFS VIT II Research International	For each of the two years in the period ended December 31, 2018
MFS VIT International Value	For each of the two years in the period ended December 31, 2018
MFS VIT Investors Trust	For each of the two years in the period ended December 31, 2018
MFS VIT New Discovery	For each of the two years in the period ended December 31, 2018
MFS VIT Research	For each of the two years in the period ended December 31, 2018
MFS VIT Total Return	For each of the two years in the period ended December 31, 2018
MFS VIT Total Return Bond	For each of the two years in the period ended December 31, 2018
MFS VIT Utilities	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2018
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Guardian	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Neuberger Berman AMT Large Cap Value	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2018
Oppenheimer Global Fund/VA	For each of the two years in the period ended December 31, 2018
Oppenheimer Global Strategic Income Fund/VA	For each of the two years in the period ended December 31, 2018
Oppenheimer International Growth Fund/VA	For each of the two years in the period ended December 31, 2018
Oppenheimer Main Street Small Cap Fund/VA	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2018
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2018
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2018
PIMCO VIT Global Multi-Asset Managed Allocation	For each of the two years in the period ended December 31, 2018
PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2018
PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2018
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2018
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2018
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2018
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2018
PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2018
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2018
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2018
Pioneer Bond VCT	For each of the two years in the period ended December 31, 2018
Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2018
Pioneer High Yield VCT	For each of the two years in the period ended December 31, 2018
Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2018
Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2018
Power Income VIT	For each of the two years in the period ended December 31, 2018
Probabilities Fund	For each of the two years in the period ended December 31, 2018
Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2018
Putnam VT Equity Income	For each of the two years in the period ended December 31, 2018
Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2018
Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2018
Putnam VT High Yield	For each of the two years in the period ended December 31, 2018
Putnam VT Income	For each of the two years in the period ended December 31, 2018
Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2018
Putnam VT Multi-Cap Core	For each of the two years in the period ended December 31, 2018
Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Rational Dynamic Momentum VA	For the period from January 1, 2018 through June 29, 2018 (liquidation date), and the period from August 18, 2017 (commencement of operations) through December 31, 2017
Redwood Managed Volatility	For each of the two years in the period ended December 31, 2018
Rydex VIF Banking	For each of the two years in the period ended December 31, 2018
Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2018
Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2018
Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2018
Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Electronics	For each of the two years in the period ended December 31, 2018
Rydex VIF Energy	For each of the two years in the period ended December 31, 2018
Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2018
Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2018
Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Health Care	For each of the two years in the period ended December 31, 2018
Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Internet	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse NASDAQ-100 Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse Russell 2000 Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Leisure	For each of the two years in the period ended December 31, 2018
Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF NASDAQ-100	For each of the two years in the period ended December 31, 2018
Rydex VIF NASDAQ-100 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Nova	For each of the two years in the period ended December 31, 2018
Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2018
Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2018
Rydex VIF Retailing	For each of the two years in the period ended December 31, 2018
Rydex VIF Russell 2000 1.5x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Russell 2000 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2018
Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2018
Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2018
Rydex VIF Technology	For each of the two years in the period ended December 31, 2018
Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2018
Rydex VIF Transportation	For each of the two years in the period ended December 31, 2018
Rydex VIF U.S. Government Money Market	For each of the two years in the period ended December 31, 2018
Rydex VIF Utilities	For each of the two years in the period ended December 31, 2018
Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Balanced Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Conservative Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Defensive Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Market Growth Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Market Plus Strategy	For each of the two years in the period ended December 31, 2018
SEI VP Moderate Strategy	For each of the two years in the period ended December 31, 2018
T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2018
T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2018
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2018
T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2018
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2018
Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2018
Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2018
Third Avenue Value	For each of the two years in the period ended December 31, 2018
TOPS Aggressive Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Balanced ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Conservative ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Managed Risk Balanced ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Managed Risk Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017

Subaccounts	Statements of operations and changes in net assets
TOPS Managed Risk Moderate Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
TOPS Moderate Growth ETF	For the year ended December 31, 2018 and the period from August 18, 2017 (commencement of operations) through December 31, 2017
VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2018
VanEck VIP Global Gold - Class S	For each of the two years in the period ended December 31, 2018
Vanguard VIF Balanced	For each of the two years in the period ended December 31, 2018
Vanguard VIF Capital Growth	For each of the two years in the period ended December 31, 2018
Vanguard VIF Conservative Allocation	For each of the two years in the period ended December 31, 2018
Vanguard VIF Diversified Value	For each of the two years in the period ended December 31, 2018
Vanguard VIF Equity Income	For each of the two years in the period ended December 31, 2018
Vanguard VIF Equity Index	For each of the two years in the period ended December 31, 2018
Vanguard VIF Growth	For each of the two years in the period ended December 31, 2018
Vanguard VIF High Yield Bond	For each of the two years in the period ended December 31, 2018
Vanguard VIF International	For each of the two years in the period ended December 31, 2018
Vanguard VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2018
Vanguard VIF Moderate Allocation	For each of the two years in the period ended December 31, 2018
Vanguard VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2018
Vanguard VIF Small Company Growth	For each of the two years in the period ended December 31, 2018
Vanguard VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2018
Vanguard VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2018
Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2018
Virtus Duff & Phelps International Series	For each of the two years in the period ended December 31, 2018
Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2018
Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2018
Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2018
Virtus Rampart Equity Trend Series	For the period from January 1, 2018 through June 28, 2018 (liquidation date) and the year ended December 31, 2017
Virtus Strategic Allocation Series	For each of the two years in the period ended December 31, 2018
Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2018
VY Clarion Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2018
VY Clarion Real Estate Portfolio	For each of the two years in the period ended December 31, 2018
Wells Fargo International Equity VT	For each of the two years in the period ended December 31, 2018
Wells Fargo Omega Growth VT	For each of the two years in the period ended December 31, 2018
Wells Fargo Opportunity VT	For each of the two years in the period ended December 31, 2018
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2018

Variable Annuity Account A
Statements of Net Assets
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

7Twelve Balanced Portfolio 3	6,502	$ 76,237	$ 72,819	$ -	$ 72,819	8,520	$ 8.29	$ 8.84
AB VPS Global Thematic Growth	206	4,848	5,419	-	5,419	459	11.81	12.70
AB VPS Growth and Income	797	24,828	21,796	-	21,796	1,828	11.93	14.36
AB VPS Small/Mid Cap Value	5,017	100,017	84,032	-	84,032	6,636	10.66	12.82
Alger Capital Appreciation	9,269	702,611	597,220	-	597,220	37,805	14.26	17.92
Alger Large Cap Growth	870	56,446	43,129	-	43,129	3,248	13.28	15.49
ALPS/Alerian Energy Infrastructure	15,396	156,737	116,551	-	116,551	16,821	6.62	7.11
American Century VP Income & Growth	16,828	145,983	151,784	-	151,784	9,910	11.60	15.55
American Century VP Inflation Protection	2,764	28,025	26,642	-	26,642	3,334	7.99	8.14
American Century VP International	3,970	45,591	37,832	-	37,832	4,348	8.70	9.58
American Century VP Mid Cap Value (d)	2,224	41,231	40,739	-	40,739	2,967	11.48	15.04
American Century VP Value	3,003	29,870	30,088	-	30,088	2,367	10.84	14.37
American Funds IS Asset Allocation	17,575	403,012	368,904	-	368,904	35,477	10.30	10.90
American Funds IS Blue Chip Income and Growth	42,241	556,245	514,922	-	514,922	46,320	10.98	11.62
American Funds IS Global Bond	8,284	96,305	93,114	-	93,114	10,963	8.11	8.59
American Funds IS Global Growth	8,256	229,580	209,628	-	209,628	19,332	10.75	11.38
American Funds IS Global Growth and Income	9,079	135,457	116,296	-	116,296	11,304	9.96	10.54
American Funds IS Global Small Capitalization	206	5,083	4,394	-	4,394	468	9.40	9.94
American Funds IS Growth	3,585	263,568	246,077	-	246,077	18,657	13.08	13.84
American Funds IS Growth-Income	5,771	274,112	256,635	-	256,635	21,538	11.87	12.56
American Funds IS International	7,112	145,686	123,745	-	123,745	13,987	8.79	9.30
American Funds IS International Growth and Income	6,522	109,973	99,269	-	99,269	11,904	8.00	8.46
American Funds IS New World	3,887	87,858	80,498	-	80,498	9,305	8.44	8.93
American Funds IS U.S. Government/AAA-Rated Securities	12,433	150,476	147,209	-	147,209	17,027	8.62	9.12
BlackRock Advantage Large Cap Core V.I.	6,099	167,639	137,829	-	137,829	9,262	12.66	15.46
BlackRock Basic Value V.I.	3,542	52,592	43,537	-	43,537	4,192	10.39	13.27
BlackRock Equity Dividend V.I.	18,829	199,212	191,112	-	191,112	16,590	11.52	14.32
BlackRock Global Allocation V.I.	17,113	239,458	221,610	-	221,610	23,953	9.16	9.98
BlackRock High Yield V.I.	92,183	671,042	626,845	2,539	629,384	63,784	9.55	10.25
BlackRock Large Cap Focus Growth V.I.	13,931	214,709	182,910	-	182,910	12,037	15.19	18.44
Dimensional VA Global Bond Portfolio	7,817	82,574	80,670	-	80,670	9,206	8.49	8.90
Dimensional VA International Small Portfolio	5,282	62,864	55,408	-	55,408	5,255	9.84	10.75
Dimensional VA International Value Portfolio	14,342	174,800	157,045	-	157,045	17,464	8.59	9.14
Dimensional VA Short-Term Fixed Portfolio	7,250	73,832	73,802	-	73,802	8,904	7.97	8.38
Dimensional VA U.S. Large Value Portfolio	43,795	1,019,283	985,835	-	985,835	73,381	11.39	13.70
Dimensional VA U.S. Targeted Value Portfolio	604	11,337	9,220	-	9,220	821	10.16	12.50

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Dreyfus IP Small Cap Stock Index	3,531	$ 62,840	$ 60,624	$ -	$ 60,624	4,670	$11.78	$14.34
Dreyfus IP Technology Growth	10,752	215,729	229,128	-	229,128	14,836	15.44	17.11
Dreyfus VIF International Value	52,561	572,477	528,238	-	528,238	93,379	5.66	7.95
DWS Core Equity VIP (b)	11,105	137,365	108,938	-	108,938	8,099	13.05	16.48
DWS Global Small Cap VIP (b)	5,912	73,986	50,666	-	50,666	6,082	8.33	9.75
Eaton Vance VT Floating-Rate Income	4,591	42,259	40,952	-	40,952	4,316	9.05	9.58
Federated Fund for U.S. Government Securities II	62,069	667,946	652,963	-	652,963	77,710	8.32	9.68
Federated High Income Bond II	58,260	372,440	351,889	-	351,889	30,875	9.54	14.11
Fidelity VIP Balanced	27,786	465,010	454,850	-	454,850	40,917	11.12	12.75
Fidelity VIP Contrafund	37,566	1,241,166	1,176,201	-	1,176,201	84,284	12.01	17.50
Fidelity VIP Disciplined Small Cap	1,338	19,425	17,539	-	17,539	1,329	10.31	13.41
Fidelity VIP Emerging Markets	13,183	140,835	131,303	-	131,303	14,028	9.35	9.46
Fidelity VIP Growth & Income	10,392	199,510	196,826	-	196,826	13,420	11.35	15.53
Fidelity VIP Growth Opportunities	26,490	879,656	992,317	-	992,317	55,534	15.63	19.32
Fidelity VIP High Income	9,486	51,325	45,439	-	45,439	4,864	9.28	9.86
Fidelity VIP Index 500	3,690	815,492	920,576	-	920,576	66,899	12.82	14.74
Fidelity VIP Investment Grade Bond	65,535	813,488	788,382	-	788,382	81,076	8.88	10.55
Fidelity VIP Mid Cap	7,410	258,636	216,530	-	216,530	18,197	10.78	12.32
Fidelity VIP Overseas	2,295	44,574	43,482	-	43,482	4,787	9.08	9.60
Fidelity VIP Real Estate	13,950	263,783	228,781	-	228,781	18,732	9.97	12.82
Fidelity VIP Strategic Income	11,721	133,808	124,834	-	124,834	13,624	9.13	9.99
Franklin Flex Cap Growth VIP Fund	19,761	165,973	127,655	-	127,655	9,861	12.95	14.75
Franklin Growth and Income VIP Fund	12,011	189,657	174,277	-	174,277	13,541	11.55	14.75
Franklin Income VIP Fund	11,183	177,270	164,840	-	164,840	16,907	9.67	11.25
Franklin Mutual Global Discovery VIP Fund	9,751	203,969	165,278	-	165,278	14,911	9.43	11.52
Franklin Mutual Shares VIP Fund	2,833	61,106	49,299	-	49,299	4,145	9.95	12.41
Franklin Rising Dividends VIP Fund	7,558	198,085	189,242	-	189,242	13,174	11.97	15.90
Franklin Small Cap Value VIP Fund	23,516	421,811	343,329	-	343,329	28,762	10.48	13.14
Franklin Small-Mid Cap Growth VIP Fund	11,830	209,421	180,056	-	180,056	13,698	11.21	25.08
Franklin Strategic Income VIP Fund	3,101	33,738	31,881	-	31,881	3,669	8.69	9.77
Franklin U.S. Government Securities VIP Fund	12,897	158,575	152,058	-	152,058	17,988	8.37	8.67
Goldman Sachs VIT Growth Opportunities	60,915	257,660	154,723	-	154,723	11,441	11.40	14.32
Goldman Sachs VIT High Quality Floating Rate	20,465	214,580	212,019	-	212,019	24,521	8.13	8.83
Goldman Sachs VIT Mid Cap Value	6,150	98,919	80,012	-	80,012	8,123	9.86	12.29
Guggenheim VIF All Cap Value	3,099	108,926	90,824	-	90,824	4,420	11.08	22.40
Guggenheim VIF Floating Rate Strategies	6,748	176,332	170,788	-	170,788	18,231	9.25	9.80

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Guggenheim VIF Global Managed Futures Strategy	3,775	$ 61,934	$ 58,590	$ -	$ 58,590	11,316	$ 4.86	$ 7.44
Guggenheim VIF High Yield	3,469	107,175	95,465	-	95,465	9,077	9.59	10.88
Guggenheim VIF Large Cap Value	4,253	169,660	153,693	-	153,693	7,774	11.32	21.16
Guggenheim VIF Long Short Equity	6,663	101,239	87,890	-	87,890	10,579	8.11	8.75
Guggenheim VIF Mid Cap Value	764	57,017	47,153	-	47,153	2,826	10.11	23.16
Guggenheim VIF Multi-Hedge Strategies	8,895	211,205	209,661	-	209,661	30,788	5.84	8.18
Guggenheim VIF Small Cap Value	1,291	55,092	46,700	-	46,700	2,396	9.22	26.16
Guggenheim VIF StylePlus Large Core	399	14,759	14,680	-	14,680	978	13.23	15.18
Guggenheim VIF StylePlus Large Growth	1,731	34,118	28,516	-	28,516	1,873	14.76	16.34
Guggenheim VIF StylePlus Mid Growth	1,299	72,009	63,349	-	63,349	2,472	12.57	27.85
Guggenheim VIF Total Return Bond	29,803	476,938	472,668	-	472,668	46,183	10.12	10.57
Guggenheim VIF World Equity Income	4,785	48,874	62,017	-	62,017	5,295	8.72	11.71
Invesco V.I. American Franchise Series I	959	59,797	54,791	-	54,791	5,456	10.05	12.49
Invesco V.I. American Franchise Series II	1,096	63,708	60,153	-	60,153	4,496	13.38	15.23
Invesco V.I. American Value	945	17,296	12,957	-	12,957	1,375	9.43	12.31
Invesco V.I. Balanced-Risk Allocation	2,474	26,727	23,107	-	23,107	2,414	9.14	9.67
Invesco V.I. Core Equity	78	2,776	2,387	-	2,387	200	9.75	12.09
Invesco V.I. Equity and Income	3,550	64,799	56,949	-	56,949	5,609	10.15	12.46
Invesco V.I. Global Real Estate	1,889	29,338	28,393	-	28,393	2,585	9.22	11.16
Invesco V.I. Government Securities	1,791	19,999	19,912	-	19,912	2,549	7.81	8.89
Invesco V.I. Health Care (b)	1,963	48,765	43,461	-	43,461	3,221	11.10	15.76
Invesco V.I. International Growth	19,614	667,133	637,662	-	637,662	75,151	8.42	9.03
Invesco V.I. Managed Volatility	1,907	23,476	20,804	-	20,804	2,130	9.77	12.44
Invesco V.I. Mid Cap Core Equity	7,529	96,856	80,705	-	80,705	7,449	9.76	11.72
Invesco V.I. S&P 500 Index	2,215	37,841	35,508	-	35,508	2,417	12.60	14.87
Invesco V.I. Small Cap Equity	3,281	62,610	49,445	-	49,445	4,914	9.14	11.12
Ivy VIP Asset Strategy	3,814	40,315	31,628	-	31,628	3,316	8.55	9.69
Ivy VIP Balanced	5,280	46,099	39,363	-	39,363	3,714	10.11	12.35
Ivy VIP Energy	1,604	9,780	6,199	-	6,199	1,343	4.29	4.62
Ivy VIP Global Equity Income (b)	1,121	8,579	7,725	-	7,725	754	10.24	11.88
Ivy VIP Global Growth	10,059	97,555	87,165	-	87,165	8,164	10.44	11.50
Ivy VIP Growth	544	6,020	5,997	-	5,997	328	14.86	18.51
Ivy VIP High Income	17,084	62,690	56,987	-	56,987	5,446	9.51	11.86
Ivy VIP International Core Equity	6,695	117,481	98,132	-	98,132	10,662	9.17	9.31
Ivy VIP Limited-Term Bond	58,485	280,323	282,808	-	282,808	32,859	8.35	8.74
Ivy VIP Mid Cap Growth	5,035	56,863	55,741	-	55,741	4,366	11.97	14.28

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Ivy VIP Natural Resources	1,604	$ 6,496	$ 5,688	$ -	$ 5,688	1,141	$ 4.98	$ 5.27
Ivy VIP Science and Technology	5,292	128,891	115,572	-	115,572	7,500	12.20	16.74
Ivy VIP Securian Real Estate Securities (b)	426	3,326	2,811	-	2,811	272	10.35	12.96
Ivy VIP Small Cap Core	1,537	25,208	20,753	-	20,753	1,595	11.35	13.42
Ivy VIP Small Cap Growth	6,731	71,541	51,713	-	51,713	4,490	11.52	11.96
Janus Henderson VIT Enterprise	4,152	261,420	261,550	-	261,550	17,429	14.34	18.18
Janus Henderson VIT Forty	637	22,301	21,110	-	21,110	1,321	14.79	18.79
Janus Henderson VIT Mid Cap Value	5,926	91,388	80,707	-	80,707	6,860	10.21	11.95
Janus Henderson VIT Overseas	1,340	42,553	34,349	-	34,349	4,825	5.54	7.30
Janus Henderson VIT Research	6,214	226,605	204,242	-	204,242	13,056	12.97	16.05
JPMorgan Insurance Trust Core Bond Portfolio	22,769	245,863	239,754	-	239,754	27,439	8.69	9.02
JPMorgan Insurance Trust Small Cap Core Portfolio	8,558	189,049	178,861	-	178,861	14,324	11.08	13.55
Lord Abbett Series Bond-Debenture VC	47,202	570,950	522,998	-	522,998	50,809	9.86	11.47
Lord Abbett Series Developing Growth VC	2,497	74,652	62,342	-	62,342	4,897	11.60	15.15
Lord Abbett Series Growth and Income VC	3,294	120,539	100,958	-	100,958	9,132	11.06	13.40
Lord Abbett Series Growth Opportunities VC	1,798	23,186	18,844	-	18,844	1,443	11.71	13.27
Lord Abbett Series Total Return VC	18,091	303,308	288,740	-	288,740	29,380	8.94	9.98
MFS VIT Emerging Markets Equity	2,370	32,175	34,439	-	34,439	4,351	7.91	8.50
MFS VIT Global Tactical Allocation	2,366	37,441	33,881	-	33,881	3,770	8.99	9.51
MFS VIT II Research International	6,183	97,075	85,946	-	85,946	10,155	8.46	9.01
MFS VIT International Value	14,492	350,026	356,494	-	356,494	34,030	10.14	10.73
MFS VIT New Discovery	4,666	79,073	74,241	-	74,241	6,003	10.95	13.07
MFS VIT Research	1,705	47,205	41,966	-	41,966	3,452	12.16	15.95
MFS VIT Total Return	938	21,247	20,046	-	20,046	1,945	10.31	12.35
MFS VIT Utilities	822	24,011	23,710	-	23,710	2,319	10.23	12.87
Morgan Stanley VIF Emerging Markets Equity	6,236	93,106	90,053	-	90,053	11,212	8.03	8.19
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,099	25,004	22,099	-	22,099	2,138	10.34	11.44
Morningstar Balanced ETF Asset Allocation Portfolio	116,328	1,299,224	1,107,439	-	1,107,439	113,936	9.71	10.55
Morningstar Conservative ETF Asset Allocation Portfolio	92,411	1,034,787	965,694	-	965,694	110,007	8.78	9.25
Morningstar Growth ETF Asset Allocation Portfolio	40,377	447,334	392,058	-	392,058	38,804	10.11	11.15
Morningstar Income and Growth ETF Asset Allocation Portfolio	3,820	40,966	37,089	-	37,089	4,017	9.23	9.88
Neuberger Berman AMT Guardian	9,061	158,403	121,685	-	121,685	9,670	11.64	13.73
Neuberger Berman AMT Large Cap Value	28,655	421,553	417,788	-	417,788	31,023	11.81	13.46
Neuberger Berman AMT Sustainable Equity (b)	1,339	36,511	30,518	-	30,518	2,184	11.70	14.19
Oppenheimer Global Fund/VA	3,628	156,663	136,169	-	136,169	11,842	10.94	12.78
Oppenheimer Global Strategic Income Fund/VA	23,127	119,211	111,011	-	111,011	12,907	8.54	9.22

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Oppenheimer International Growth Fund/VA	124,162	$ 307,952	$ 263,223	$ -	$ 263,223	27,032	$ 8.32	$ 9.93
Oppenheimer Main Street Small Cap Fund/VA	31,652	773,167	633,994	-	633,994	49,134	11.07	13.88
PIMCO VIT All Asset	5,186	53,206	52,119	-	52,119	5,652	8.85	9.70
PIMCO VIT CommodityRealReturn Strategy	29,002	253,735	176,625	-	176,625	48,988	3.59	4.63
PIMCO VIT Emerging Markets Bond	21,966	286,407	263,810	-	263,810	26,486	9.24	10.44
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)	2,815	33,845	30,855	-	30,855	3,587	8.26	11.05
PIMCO VIT High Yield	11,426	88,132	83,179	-	83,179	5,432	9.57	16.84
PIMCO VIT International Bond Portfolio (Unhedged) (b)	8,214	86,358	78,691	-	78,691	9,625	8.12	8.33
PIMCO VIT Low Duration Administrative	102,018	1,039,067	1,028,345	-	1,028,345	122,780	8.36	9.63
PIMCO VIT Low Duration Advisor	48,341	502,382	487,282	-	487,282	58,358	8.23	8.51
PIMCO VIT Real Return Administrative	31,345	408,690	371,437	-	371,437	39,924	9.28	10.60
PIMCO VIT Real Return Advisor	23,976	298,125	284,116	-	284,116	32,781	8.18	8.90
PIMCO VIT Short-Term	43,288	447,413	445,430	-	445,430	51,233	8.49	8.93
PIMCO VIT Total Return Administrative (d)	107,335	1,159,962	1,124,872	-	1,124,872	111,410	10.05	11.91
PIMCO VIT Total Return Advisor	62,142	669,072	651,246	-	651,246	72,763	8.81	9.54
Pioneer Bond VCT	34,990	381,206	370,544	-	370,544	40,592	8.98	9.38
Pioneer Equity Income VCT	415	12,806	9,812	-	9,812	815	12.04	14.18
Pioneer Real Estate Shares VCT	730	13,036	9,179	-	9,179	917	10.01	11.12
Pioneer Strategic Income VCT	13,819	140,512	134,046	-	134,046	15,010	8.93	9.29
Power Income VIT	4,585	45,915	42,966	-	42,966	5,323	7.93	8.53
Probabilities Fund	27,557	249,693	189,316	-	189,316	22,818	7.82	8.54
Putnam VT Equity Income	12,088	271,985	279,469	-	279,469	23,471	11.56	13.70
Putnam VT Growth Opportunities	16,199	126,920	155,023	-	155,023	10,368	14.96	17.43
Putnam VT Income	14,923	172,442	159,681	-	159,681	17,065	9.10	9.47
Putnam VT Multi-Asset Absolute Return (b)	6,397	66,991	60,578	-	60,578	7,113	8.13	8.70
Putnam VT Small Cap Growth (b)	639	11,247	8,563	-	8,563	921	9.29	10.94
Rydex VIF Banking	1,379	116,407	105,418	-	105,418	18,152	4.43	9.78
Rydex VIF Basic Materials	1,645	126,056	107,608	-	107,608	10,462	9.26	11.47
Rydex VIF Biotechnology	6,568	519,260	513,321	-	513,321	30,491	11.73	24.41
Rydex VIF Commodities Strategy	278	22,395	19,965	-	19,965	6,231	1.45	3.28
Rydex VIF Consumer Products	3,360	208,049	187,371	-	187,371	13,621	10.19	17.23
Rydex VIF Dow 2x Strategy	3,197	469,177	356,421	-	356,421	19,190	18.00	21.18
Rydex VIF Electronics	2,079	134,406	139,895	-	139,895	19,869	5.34	15.52
Rydex VIF Energy	1,127	89,154	62,348	-	62,348	9,822	4.46	6.33
Rydex VIF Energy Services	938	84,707	28,424	-	28,424	11,916	2.18	2.55

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Rydex VIF Europe 1.25x Strategy	596	$ 59,204	$ 50,362	$ -	$ 50,362	6,880	$ 4.17	$ 7.36
Rydex VIF Financial Services	985	75,868	72,380	-	72,380	11,281	6.37	10.55
Rydex VIF Government Long Bond 1.2x Strategy	2,118	72,599	62,682	-	62,682	5,343	9.76	12.92
Rydex VIF Health Care	5,737	341,461	357,892	-	357,892	24,326	12.87	17.79
Rydex VIF Internet	1,689	132,839	140,010	-	140,010	12,585	9.97	18.88
Rydex VIF Inverse Government Long Bond Strategy	1,150	114,508	113,082	-	113,082	48,574	1.64	5.55
Rydex VIF Inverse NASDAQ-100 Strategy	626	46,660	36,093	-	36,093	20,874	0.61	3.09
Rydex VIF Inverse Russell 2000 Strategy	19	1,192	1,276	-	1,276	1,415	0.91	4.79
Rydex VIF Inverse S&P 500 Strategy	350	27,273	25,307	-	25,307	21,000	1.03	4.31
Rydex VIF Japan 2x Strategy	775	63,905	48,286	-	48,286	4,851	9.02	9.98
Rydex VIF Leisure	810	72,413	67,199	-	67,199	6,138	10.88	12.68
Rydex VIF Mid-Cap 1.5x Strategy	3,134	83,458	45,166	-	45,166	3,390	12.13	20.74
Rydex VIF NASDAQ-100	21,093	866,422	771,165	-	771,165	44,748	15.81	22.18
Rydex VIF NASDAQ-100 2x Strategy	8,287	526,834	419,890	-	419,890	15,650	20.41	40.97
Rydex VIF Nova	3,925	457,989	371,077	-	371,077	30,067	12.28	14.59
Rydex VIF Precious Metals	5,336	141,385	128,818	-	128,818	26,697	3.52	6.77
Rydex VIF Real Estate	3,026	114,517	108,916	-	108,916	9,845	7.72	13.66
Rydex VIF Retailing	1,033	82,217	74,326	-	74,326	6,024	10.01	13.52
Rydex VIF Russell 2000 1.5x Strategy	8,630	700,070	496,841	-	496,841	38,643	10.95	14.43
Rydex VIF Russell 2000 2x Strategy	66	10,425	10,527	-	10,527	1,266	8.32	11.40
Rydex VIF S&P 500 2x Strategy	1,282	283,103	246,994	-	246,994	15,338	13.50	16.99
Rydex VIF S&P 500 Pure Growth	18,370	948,051	807,744	-	807,744	57,490	12.26	16.82
Rydex VIF S&P 500 Pure Value	9,026	511,767	433,409	-	433,409	33,920	10.78	13.21
Rydex VIF S&P MidCap 400 Pure Growth	5,689	232,047	178,296	-	178,296	14,771	9.29	15.30
Rydex VIF S&P MidCap 400 Pure Value	4,035	189,085	138,894	-	138,894	12,378	9.66	12.74
Rydex VIF S&P SmallCap 600 Pure Growth	11,245	676,399	551,788	-	551,788	39,378	11.35	15.69
Rydex VIF S&P SmallCap 600 Pure Value	3,906	272,923	206,224	-	206,224	24,495	8.12	10.08
Rydex VIF Strengthening Dollar 2x Strategy	270	10,369	10,732	-	10,732	2,362	4.54	9.82
Rydex VIF Technology	1,305	127,800	121,429	-	121,429	10,302	8.83	15.40
Rydex VIF Telecommunications	535	30,161	28,731	-	28,731	4,341	4.90	9.58
Rydex VIF Transportation	16	1,290	1,038	-	1,038	80	10.83	12.98
Rydex VIF U.S. Government Money Market (c)	3,568,685	3,568,685	3,568,685	-	3,568,685	604,055	5.33	7.87
Rydex VIF Utilities	13,155	373,580	374,003	-	374,003	36,676	8.87	13.57
Rydex VIF Weakening Dollar 2x Strategy	10	617	620	-	620	150	4.13	5.23
SEI VP Balanced Strategy	106,422	1,158,842	1,054,644	-	1,054,644	113,917	8.83	9.35
SEI VP Conservative Strategy	4,023	41,647	39,823	-	39,823	4,579	8.69	9.20

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

SEI VP Market Growth Strategy	21,485	$ 228,344	$ 213,779	$ -	$ 213,779	23,894	$ 8.94	$ 9.46
T. Rowe Price Blue Chip Growth	24,253	707,939	719,347	-	719,347	41,760	15.57	20.61
T. Rowe Price Equity Income	22,616	628,188	526,278	-	526,278	42,040	10.53	13.52
T. Rowe Price Health Sciences	11,959	478,464	461,865	-	461,865	24,857	15.39	25.26
T. Rowe Price Limited-Term Bond	16,385	79,288	77,990	-	77,990	9,590	8.12	8.28
Templeton Developing Markets VIP Fund	41,555	379,395	354,878	-	354,878	29,602	8.37	17.18
Templeton Foreign VIP Fund	26,485	395,685	337,424	-	337,424	27,709	7.91	13.21
Templeton Global Bond VIP Fund	26,315	430,748	442,879	-	442,879	51,106	8.36	9.12
VanEck VIP Global Gold	921	6,936	5,727	-	5,727	824	6.39	6.95
VanEck VIP Global Hard Assets	3,779	98,959	61,867	-	61,867	17,289	3.58	4.69
Vanguard VIF Balanced	4,150	96,048	92,134	-	92,134	8,795	10.38	10.78
Vanguard VIF Capital Growth	412	12,366	13,796	-	13,796	1,153	11.96	12.42
Vanguard VIF Conservative Allocation	10,323	252,948	247,958	-	247,958	25,609	9.68	10.06
Vanguard VIF Equity Income	21,017	474,186	446,396	-	446,396	41,017	10.80	11.22
Vanguard VIF Equity Index	6,079	212,048	231,177	-	231,177	20,502	10.93	11.35
Vanguard VIF Growth	5,622	146,874	128,304	-	128,304	11,596	11.06	11.49
Vanguard VIF International	14,099	336,129	326,259	-	326,259	30,455	10.63	11.04
Vanguard VIF Mid-Cap Index	14,097	309,203	285,182	-	285,182	27,483	10.08	10.47
Vanguard VIF Moderate Allocation	4,953	132,890	131,060	-	131,060	13,107	9.92	10.30
Vanguard VIF Short Term Investment Grade	30,320	319,467	319,575	-	319,575	34,983	9.07	9.41
Vanguard VIF Small Company Growth	2,715	62,767	55,094	-	55,094	4,847	11.02	11.44
Vanguard VIF Total Bond Market Index	76,467	879,573	882,428	-	882,428	95,617	9.07	9.42
Vanguard VIF Total Stock Market Index	10,701	365,197	366,608	-	366,608	33,758	10.82	11.24
Vanguard® VIF Real Estate Index (b)	4,048	52,427	46,834	-	46,834	4,823	9.41	9.77
Virtus Duff & Phelps International Series	21,116	291,307	213,059	-	213,059	31,334	6.74	6.88
Virtus Duff & Phelps Real Estate Securities Series	4,716	109,985	77,348	-	77,348	7,383	10.32	10.67
Virtus KAR Small-Cap Growth Series	17,441	595,874	465,669	-	465,669	24,794	18.71	19.80
Virtus Newfleet Multi-Sector Intermediate Bond Series	16,290	149,299	142,050	-	142,050	15,361	9.19	9.39
Voya MidCap Opportunities Portfolio	3,102	39,966	34,987	-	34,987	3,056	11.45	13.45
VY Clarion Global Real Estate Portfolio	2,286	28,212	24,807	-	24,807	2,755	8.72	9.46
VY Clarion Real Estate Portfolio	591	20,104	18,023	-	18,023	1,670	9.82	10.92
Wells Fargo Omega Growth VT	1,949	53,570	49,174	-	49,174	3,731	13.17	16.23
Wells Fargo Opportunity VT	4,580	105,277	104,661	-	104,661	6,968	11.62	15.04

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2018 and 2017, Except as Noted

	7Twelve Balanced Portfolio 3	AB VPS Global Thematic Growth	AB VPS Growth and Income
Net assets as of December 31, 2016	$36,632	$-	$-
Investment income (loss):
Dividend distributions	402	15	-
Investment Expenses:
Mortality and expense risk and administrative charges	(703)	(71)	(67)
Net investment income (loss)	(301)	(56)	(67)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	3,481	10	2
Change in unrealized appreciation (depreciation)	3,549	1,193	1,193
Net gain (loss) on investments	7,030	1,203	1,195
Net increase (decrease) in net assets from operations	6,729	1,147	1,128
Contract owner transactions:
Variable annuity deposits	172	-	22,363
Terminations, withdrawals and annuity payments	(2,532)	-	-
Transfers between subaccounts, net	42,627	5,001	-
Maintenance charges and mortality adjustments	-	(18)	-
Increase (decrease) in net assets from contract transactions	40,267	4,983	22,363
Total increase (decrease) in net assets	46,996	6,130	23,491
Net assets as of December 31, 2017	$83,628	$6,130	$23,491
Investment income (loss):
Dividend distributions	785	-	177
Investment Expenses:
Mortality and expense risk and administrative charges	(727)	(89)	(348)
Net investment income (loss)	58	(89)	(171)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,694
Realized capital gain (loss) on investments	106	22	7
Change in unrealized appreciation (depreciation)	(7,696)	(622)	(4,225)
Net gain (loss) on investments	(7,590)	(600)	(1,524)
Net increase (decrease) in net assets from operations	(7,532)	(689)	(1,695)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(3,277)	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(22)	-
Increase (decrease) in net assets from contract transactions	(3,277)	(22)	-
Total increase (decrease) in net assets	(10,809)	(711)	(1,695)
Net assets as of December 31, 2018	$72,819	$5,419	$21,796

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	AB VPS Small/Mid Cap Value	Alger Capital Appreciation	Alger Large Cap Growth
Net assets as of December 31, 2016	$39,178	$340,505	$-
Investment income (loss):
Dividend distributions	366	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(943)	(3,117)	(70)
Net investment income (loss)	(577)	(3,117)	(70)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,451	31,803	530
Realized capital gain (loss) on investments	266	18,305	6
Change in unrealized appreciation (depreciation)	10,610	58,087	343
Net gain (loss) on investments	18,327	108,195	879
Net increase (decrease) in net assets from operations	17,750	105,078	809
Contract owner transactions:
Variable annuity deposits	-	172,081	-
Terminations, withdrawals and annuity payments	(16,432)	(111,054)	-
Transfers between subaccounts, net	106,957	7,921	5,000
Maintenance charges and mortality adjustments	(117)	-	(18)
Increase (decrease) in net assets from contract transactions	90,408	68,948	4,982
Total increase (decrease) in net assets	108,158	174,026	5,791
Net assets as of December 31, 2017	$147,336	$514,531	$5,791
Investment income (loss):
Dividend distributions	220	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(681)	(5,727)	(451)
Net investment income (loss)	(461)	(5,727)	(451)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,816	110,813	8,243
Realized capital gain (loss) on investments	1,718	9,651	9
Change in unrealized appreciation (depreciation)	(23,719)	(133,355)	(13,660)
Net gain (loss) on investments	(14,185)	(12,891)	(5,408)
Net increase (decrease) in net assets from operations	(14,646)	(18,618)	(5,859)
Contract owner transactions:
Variable annuity deposits	-	180,447	-
Terminations, withdrawals and annuity payments	(51,478)	(43,599)	-
Transfers between subaccounts, net	2,956	(35,541)	43,220
Maintenance charges and mortality adjustments	(136)	-	(23)
Increase (decrease) in net assets from contract transactions	(48,658)	101,307	43,197
Total increase (decrease) in net assets	(63,304)	82,689	37,338
Net assets as of December 31, 2018	$84,032	$597,220	$43,129

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection
Net assets as of December 31, 2016	$291,618	$137,160	$8,595
Investment income (loss):
Dividend distributions	3,907	3,073	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,608)	(644)	(1)
Net investment income (loss)	2,299	2,429	(1)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,310	-
Realized capital gain (loss) on investments	4,946	1,349	60
Change in unrealized appreciation (depreciation)	(10,363)	19,079	25
Net gain (loss) on investments	(5,417)	23,738	85
Net increase (decrease) in net assets from operations	(3,118)	26,167	84
Contract owner transactions:
Variable annuity deposits	31,097	-	-
Terminations, withdrawals and annuity payments	(476)	(225)	-
Transfers between subaccounts, net	(112,866)	(6,949)	(8,679)
Maintenance charges and mortality adjustments	(95)	-	-
Increase (decrease) in net assets from contract transactions	(82,340)	(7,174)	(8,679)
Total increase (decrease) in net assets	(85,458)	18,993	(8,595)
Net assets as of December 31, 2017	$206,160	$156,153	$-
Investment income (loss):
Dividend distributions	2,468	2,951	773
Investment Expenses:
Mortality and expense risk and administrative charges	(1,177)	(789)	(115)
Net investment income (loss)	1,291	2,162	658
Increase (decrease) in net assets from operations:
Capital gain distributions	-	13,484	-
Realized capital gain (loss) on investments	(8,857)	3,660	(3)
Change in unrealized appreciation (depreciation)	(23,864)	(32,711)	(1,383)
Net gain (loss) on investments	(32,721)	(15,567)	(1,386)
Net increase (decrease) in net assets from operations	(31,430)	(13,405)	(728)
Contract owner transactions:
Variable annuity deposits	49	27,762	27,370
Terminations, withdrawals and annuity payments	(410)	(9,042)	-
Transfers between subaccounts, net	(57,794)	(9,684)	-
Maintenance charges and mortality adjustments	(24)	-	-
Increase (decrease) in net assets from contract transactions	(58,179)	9,036	27,370
Total increase (decrease) in net assets	(89,609)	(4,369)	26,642
Net assets as of December 31, 2018	$116,551	$151,784	$26,642

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Century VP International	American Century VP Mid Cap Value (d)	American Century VP Value
Net assets as of December 31, 2016	$-	$53,252	$16,829
Investment income (loss):
Dividend distributions	-	1,376	520
Investment Expenses:
Mortality and expense risk and administrative charges	(145)	(947)	(280)
Net investment income (loss)	(145)	429	240
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,085	-
Realized capital gain (loss) on investments	6	976	16
Change in unrealized appreciation (depreciation)	1,912	8,159	2,110
Net gain (loss) on investments	1,918	10,220	2,126
Net increase (decrease) in net assets from operations	1,773	10,649	2,366
Contract owner transactions:
Variable annuity deposits	24,311	74,053	-
Terminations, withdrawals and annuity payments	-	(9,591)	(231)
Transfers between subaccounts, net	-	210	17,302
Maintenance charges and mortality adjustments	-	(115)	(9)
Increase (decrease) in net assets from contract transactions	24,311	64,557	17,062
Total increase (decrease) in net assets	26,084	75,206	19,428
Net assets as of December 31, 2017	$26,084	$128,458	$36,257
Investment income (loss):
Dividend distributions	287	818	509
Investment Expenses:
Mortality and expense risk and administrative charges	(549)	(751)	(280)
Net investment income (loss)	(262)	67	229
Increase (decrease) in net assets from operations:
Capital gain distributions	1,690	5,571	2
Realized capital gain (loss) on investments	(8)	6,610	269
Change in unrealized appreciation (depreciation)	(9,671)	(17,544)	(3,789)
Net gain (loss) on investments	(7,989)	(5,363)	(3,518)
Net increase (decrease) in net assets from operations	(8,251)	(5,296)	(3,289)
Contract owner transactions:
Variable annuity deposits	19,999	134	2
Terminations, withdrawals and annuity payments	-	(1,141)	(223)
Transfers between subaccounts, net	-	(81,327)	(2,659)
Maintenance charges and mortality adjustments	-	(89)	-
Increase (decrease) in net assets from contract transactions	19,999	(82,423)	(2,880)
Total increase (decrease) in net assets	11,748	(87,719)	(6,169)
Net assets as of December 31, 2018	$37,832	$40,739	$30,088

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth	American Funds IS Global Bond
Net assets as of December 31, 2016	$-	$458,019	$99,068
Investment income (loss):
Dividend distributions	3,948	9,743	378
Investment Expenses:
Mortality and expense risk and administrative charges	(1,220)	(6,065)	(580)
Net investment income (loss)	2,728	3,678	(202)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,866	15,996	630
Realized capital gain (loss) on investments	29	10,329	38
Change in unrealized appreciation (depreciation)	7,376	41,676	5,493
Net gain (loss) on investments	10,271	68,001	6,161
Net increase (decrease) in net assets from operations	12,999	71,679	5,959
Contract owner transactions:
Variable annuity deposits	203,444	85,844	-
Terminations, withdrawals and annuity payments	-	(6,887)	(1,073)
Transfers between subaccounts, net	144,911	(44,236)	-
Maintenance charges and mortality adjustments	(188)	(326)	-
Increase (decrease) in net assets from contract transactions	348,167	34,395	(1,073)
Total increase (decrease) in net assets	361,166	106,074	4,886
Net assets as of December 31, 2017	$361,166	$564,093	$103,954
Investment income (loss):
Dividend distributions	5,705	10,382	1,855
Investment Expenses:
Mortality and expense risk and administrative charges	(4,891)	(6,633)	(456)
Net investment income (loss)	814	3,749	1,399
Increase (decrease) in net assets from operations:
Capital gain distributions	16,818	43,446	326
Realized capital gain (loss) on investments	107	3,958	416
Change in unrealized appreciation (depreciation)	(41,484)	(106,912)	(4,095)
Net gain (loss) on investments	(24,559)	(59,508)	(3,353)
Net increase (decrease) in net assets from operations	(23,745)	(55,759)	(1,954)
Contract owner transactions:
Variable annuity deposits	25,063	25,958	10
Terminations, withdrawals and annuity payments	-	-	(8,875)
Transfers between subaccounts, net	7,029	(19,282)	(21)
Maintenance charges and mortality adjustments	(609)	(88)	-
Increase (decrease) in net assets from contract transactions	31,483	6,588	(8,886)
Total increase (decrease) in net assets	7,738	(49,171)	(10,840)
Net assets as of December 31, 2018	$368,904	$514,922	$93,114

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS Global Growth	American Funds IS Global Growth and Income	American Funds IS Global Small Capitalization
Net assets as of December 31, 2016	$12,166	$-	$1,683
Investment income (loss):
Dividend distributions	234	1,635	9
Investment Expenses:
Mortality and expense risk and administrative charges	(135)	(111)	(40)
Net investment income (loss)	99	1,524	(31)
Increase (decrease) in net assets from operations:
Capital gain distributions	444	-	-
Realized capital gain (loss) on investments	6	7	3
Change in unrealized appreciation (depreciation)	5,196	2,471	624
Net gain (loss) on investments	5,646	2,478	627
Net increase (decrease) in net assets from operations	5,745	4,002	596
Contract owner transactions:
Variable annuity deposits	10,198	26,306	3,059
Terminations, withdrawals and annuity payments	(18)	(56)	-
Transfers between subaccounts, net	18,971	59,552	-
Maintenance charges and mortality adjustments	(5)	-	-
Increase (decrease) in net assets from contract transactions	29,146	85,802	3,059
Total increase (decrease) in net assets	34,891	89,804	3,655
Net assets as of December 31, 2017	$47,057	$89,804	$5,338
Investment income (loss):
Dividend distributions	1,078	1,841	3
Investment Expenses:
Mortality and expense risk and administrative charges	(981)	(705)	(125)
Net investment income (loss)	97	1,136	(122)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,148	6,767	518
Realized capital gain (loss) on investments	(29)	(16)	(244)
Change in unrealized appreciation (depreciation)	(23,711)	(21,632)	(1,324)
Net gain (loss) on investments	(18,592)	(14,881)	(1,050)
Net increase (decrease) in net assets from operations	(18,495)	(13,745)	(1,172)
Contract owner transactions:
Variable annuity deposits	181,098	40,237	6,743
Terminations, withdrawals and annuity payments	-	-	(107)
Transfers between subaccounts, net	-	-	(6,408)
Maintenance charges and mortality adjustments	(32)	-	-
Increase (decrease) in net assets from contract transactions	181,066	40,237	228
Total increase (decrease) in net assets	162,571	26,492	(944)
Net assets as of December 31, 2018	$209,628	$116,296	$4,394

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS Growth	American Funds IS Growth-Income	American Funds IS International
Net assets as of December 31, 2016	$37,092	$35,321	$16,299
Investment income (loss):
Dividend distributions	500	1,767	964
Investment Expenses:
Mortality and expense risk and administrative charges	(982)	(1,412)	(404)
Net investment income (loss)	(482)	355	560
Increase (decrease) in net assets from operations:
Capital gain distributions	10,834	7,571	222
Realized capital gain (loss) on investments	-	75	39
Change in unrealized appreciation (depreciation)	10,922	10,788	6,049
Net gain (loss) on investments	21,756	18,434	6,310
Net increase (decrease) in net assets from operations	21,274	18,789	6,870
Contract owner transactions:
Variable annuity deposits	32,721	76,322	75,107
Terminations, withdrawals and annuity payments	(261)	(27)	-
Transfers between subaccounts, net	33,763	20,211	19,262
Maintenance charges and mortality adjustments	-	(96)	-
Increase (decrease) in net assets from contract transactions	66,223	96,410	94,369
Total increase (decrease) in net assets	87,497	115,199	101,239
Net assets as of December 31, 2017	$124,589	$150,520	$117,538
Investment income (loss):
Dividend distributions	523	3,213	2,104
Investment Expenses:
Mortality and expense risk and administrative charges	(1,308)	(2,856)	(1,730)
Net investment income (loss)	(785)	357	374
Increase (decrease) in net assets from operations:
Capital gain distributions	9,114	10,848	6,194
Realized capital gain (loss) on investments	6,414	187	(9)
Change in unrealized appreciation (depreciation)	(22,379)	(30,045)	(27,998)
Net gain (loss) on investments	(6,851)	(19,010)	(21,813)
Net increase (decrease) in net assets from operations	(7,636)	(18,653)	(21,439)
Contract owner transactions:
Variable annuity deposits	172,363	99,683	27,646
Terminations, withdrawals and annuity payments	-	(984)	-
Transfers between subaccounts, net	(43,220)	26,294	-
Maintenance charges and mortality adjustments	(19)	(225)	-
Increase (decrease) in net assets from contract transactions	129,124	124,768	27,646
Total increase (decrease) in net assets	121,488	106,115	6,207
Net assets as of December 31, 2018	$246,077	$256,635	$123,745

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World
Net assets as of December 31, 2016	$74,299	$99,043	$52,816
Investment income (loss):
Dividend distributions	1,791	-	663
Investment Expenses:
Mortality and expense risk and administrative charges	(502)	(138)	(1,041)
Net investment income (loss)	1,289	(138)	(378)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	6	(1,986)	10,133
Change in unrealized appreciation (depreciation)	16,523	2,146	9,890
Net gain (loss) on investments	16,529	160	20,023
Net increase (decrease) in net assets from operations	17,818	22	19,645
Contract owner transactions:
Variable annuity deposits	-	4,800	15,864
Terminations, withdrawals and annuity payments	-	(394)	(1,340)
Transfers between subaccounts, net	-	(103,455)	11,582
Maintenance charges and mortality adjustments	-	(16)	(59)
Increase (decrease) in net assets from contract transactions	-	(99,065)	26,047
Total increase (decrease) in net assets	17,818	(99,043)	45,692
Net assets as of December 31, 2017	$92,117	$-	$98,508
Investment income (loss):
Dividend distributions	2,222	-	616
Investment Expenses:
Mortality and expense risk and administrative charges	(582)	-	(837)
Net investment income (loss)	1,640	-	(221)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,486
Realized capital gain (loss) on investments	25	-	735
Change in unrealized appreciation (depreciation)	(14,460)	-	(17,266)
Net gain (loss) on investments	(14,435)	-	(14,045)
Net increase (decrease) in net assets from operations	(12,795)	-	(14,266)
Contract owner transactions:
Variable annuity deposits	-	-	6,655
Terminations, withdrawals and annuity payments	-	-	(12,202)
Transfers between subaccounts, net	19,982	-	1,803
Maintenance charges and mortality adjustments	(35)	-	-
Increase (decrease) in net assets from contract transactions	19,947	-	(3,744)
Total increase (decrease) in net assets	7,152	-	(18,010)
Net assets as of December 31, 2018	$99,269	$-	$80,498

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS U.S. Government/AAA-Rated Securities	BlackRock Advantage Large Cap Core V.I.	BlackRock Basic Value V.I.
Net assets as of December 31, 2016	$233,830	$-	$11,419
Investment income (loss):
Dividend distributions	2,502	-	752
Investment Expenses:
Mortality and expense risk and administrative charges	(2,706)	-	(431)
Net investment income (loss)	(204)	-	321
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,009
Realized capital gain (loss) on investments	(1,483)	-	20
Change in unrealized appreciation (depreciation)	1,932	-	1,699
Net gain (loss) on investments	449	-	3,728
Net increase (decrease) in net assets from operations	245	-	4,049
Contract owner transactions:
Variable annuity deposits	36,664	-	19,021
Terminations, withdrawals and annuity payments	(395)	-	-
Transfers between subaccounts, net	(23,518)	-	29,115
Maintenance charges and mortality adjustments	(45)	-	-
Increase (decrease) in net assets from contract transactions	12,706	-	48,136
Total increase (decrease) in net assets	12,951	-	52,185
Net assets as of December 31, 2017	$246,781	$-	$63,604
Investment income (loss):
Dividend distributions	2,858	1,945	749
Investment Expenses:
Mortality and expense risk and administrative charges	(3,854)	(285)	(1,001)
Net investment income (loss)	(996)	1,660	(252)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	17,562	5,651
Realized capital gain (loss) on investments	(6,582)	(1,334)	728
Change in unrealized appreciation (depreciation)	3,079	(29,810)	(10,737)
Net gain (loss) on investments	(3,503)	(13,582)	(4,358)
Net increase (decrease) in net assets from operations	(4,499)	(11,922)	(4,610)
Contract owner transactions:
Variable annuity deposits	66,685	139,022	22,859
Terminations, withdrawals and annuity payments	(96,816)	(6,097)	(4,093)
Transfers between subaccounts, net	(64,942)	16,826	(34,223)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(95,073)	149,751	(15,457)
Total increase (decrease) in net assets	(99,572)	137,829	(20,067)
Net assets as of December 31, 2018	$147,209	$137,829	$43,537

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.
Net assets as of December 31, 2016	$179,712	$297,185	$392,197
Investment income (loss):
Dividend distributions	3,001	3,451	19,619
Investment Expenses:
Mortality and expense risk and administrative charges	(2,790)	(3,602)	(2,297)
Net investment income (loss)	211	(151)	17,322
Increase (decrease) in net assets from operations:
Capital gain distributions	10,588	3,141	-
Realized capital gain (loss) on investments	319	1,117	(1,712)
Change in unrealized appreciation (depreciation)	15,771	29,697	8,328
Net gain (loss) on investments	26,678	33,955	6,616
Net increase (decrease) in net assets from operations	26,889	33,804	23,938
Contract owner transactions:
Variable annuity deposits	3,101	2,333	146,304
Terminations, withdrawals and annuity payments	-	(61,298)	(42,362)
Transfers between subaccounts, net	-	1,447	(63,831)
Maintenance charges and mortality adjustments	(113)	-	(198)
Increase (decrease) in net assets from contract transactions	2,988	(57,518)	39,913
Total increase (decrease) in net assets	29,877	(23,714)	63,851
Net assets as of December 31, 2017	$209,589	$273,471	$456,048
Investment income (loss):
Dividend distributions	3,643	2,079	25,191
Investment Expenses:
Mortality and expense risk and administrative charges	(3,080)	(3,385)	(3,387)
Net investment income (loss)	563	(1,306)	21,804
Increase (decrease) in net assets from operations:
Capital gain distributions	15,342	10,519	-
Realized capital gain (loss) on investments	388	1,718	(392)
Change in unrealized appreciation (depreciation)	(34,651)	(32,644)	(42,772)
Net gain (loss) on investments	(18,921)	(20,407)	(43,164)
Net increase (decrease) in net assets from operations	(18,358)	(21,713)	(21,360)
Contract owner transactions:
Variable annuity deposits	-	-	189,078
Terminations, withdrawals and annuity payments	-	(2,134)	(10,327)
Transfers between subaccounts, net	-	(28,014)	16,245
Maintenance charges and mortality adjustments	(119)	-	(300)
Increase (decrease) in net assets from contract transactions	(119)	(30,148)	194,696
Total increase (decrease) in net assets	(18,477)	(51,861)	173,336
Net assets as of December 31, 2018	$191,112	$221,610	$629,384

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	BlackRock Large Cap Focus Growth V.I.	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio
Net assets as of December 31, 2016	$3,040	$2,331	$84,078
Investment income (loss):
Dividend distributions	2	41	2,888
Investment Expenses:
Mortality and expense risk and administrative charges	(1,201)	(19)	(1,073)
Net investment income (loss)	(1,199)	22	1,815
Increase (decrease) in net assets from operations:
Capital gain distributions	25,700	1	3,143
Realized capital gain (loss) on investments	1,351	-	600
Change in unrealized appreciation (depreciation)	(9,433)	7	20,347
Net gain (loss) on investments	17,618	8	24,090
Net increase (decrease) in net assets from operations	16,419	30	25,905
Contract owner transactions:
Variable annuity deposits	53,679	-	-
Terminations, withdrawals and annuity payments	(7,231)	(35)	(4,085)
Transfers between subaccounts, net	99,255	-	18,316
Maintenance charges and mortality adjustments	(274)	-	-
Increase (decrease) in net assets from contract transactions	145,429	(35)	14,231
Total increase (decrease) in net assets	161,848	(5)	40,136
Net assets as of December 31, 2017	$164,888	$2,326	$124,214
Investment income (loss):
Dividend distributions	-	3,686	1,075
Investment Expenses:
Mortality and expense risk and administrative charges	(3,163)	(676)	(818)
Net investment income (loss)	(3,163)	3,010	257
Increase (decrease) in net assets from operations:
Capital gain distributions	20,675	-	2,812
Realized capital gain (loss) on investments	4,864	61	9,493
Change in unrealized appreciation (depreciation)	(22,049)	(1,852)	(26,105)
Net gain (loss) on investments	3,490	(1,791)	(13,800)
Net increase (decrease) in net assets from operations	327	1,219	(13,543)
Contract owner transactions:
Variable annuity deposits	-	75,575	30
Terminations, withdrawals and annuity payments	(348)	(34)	(8,848)
Transfers between subaccounts, net	18,752	1,784	(46,445)
Maintenance charges and mortality adjustments	(709)	(200)	-
Increase (decrease) in net assets from contract transactions	17,695	77,125	(55,263)
Total increase (decrease) in net assets	18,022	78,344	(68,806)
Net assets as of December 31, 2018	$182,910	$80,670	$55,408

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
Net assets as of December 31, 2016	$121,532	$34,073	$870,997
Investment income (loss):
Dividend distributions	5,164	347	19,458
Investment Expenses:
Mortality and expense risk and administrative charges	(1,575)	(289)	(8,753)
Net investment income (loss)	3,589	58	10,705
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	42,438
Realized capital gain (loss) on investments	(212)	-	6,746
Change in unrealized appreciation (depreciation)	29,587	(65)	106,470
Net gain (loss) on investments	29,375	(65)	155,654
Net increase (decrease) in net assets from operations	32,964	(7)	166,359
Contract owner transactions:
Variable annuity deposits	182,901	-	110,450
Terminations, withdrawals and annuity payments	(3,664)	(134)	(33,309)
Transfers between subaccounts, net	(138,411)	-	15,588
Maintenance charges and mortality adjustments	(58)	-	(214)
Increase (decrease) in net assets from contract transactions	40,768	(134)	92,515
Total increase (decrease) in net assets	73,732	(141)	258,874
Net assets as of December 31, 2017	$195,264	$33,932	$1,129,871
Investment income (loss):
Dividend distributions	4,769	1,145	24,688
Investment Expenses:
Mortality and expense risk and administrative charges	(1,665)	(893)	(10,102)
Net investment income (loss)	3,104	252	14,586
Increase (decrease) in net assets from operations:
Capital gain distributions	493	-	24,294
Realized capital gain (loss) on investments	3,241	520	9,998
Change in unrealized appreciation (depreciation)	(38,539)	157	(192,521)
Net gain (loss) on investments	(34,805)	677	(158,229)
Net increase (decrease) in net assets from operations	(31,701)	929	(143,643)
Contract owner transactions:
Variable annuity deposits	111	82,814	196
Terminations, withdrawals and annuity payments	(26,761)	(132)	(32,149)
Transfers between subaccounts, net	20,161	(43,514)	31,825
Maintenance charges and mortality adjustments	(29)	(227)	(265)
Increase (decrease) in net assets from contract transactions	(6,518)	38,941	(393)
Total increase (decrease) in net assets	(38,219)	39,870	(144,036)
Net assets as of December 31, 2018	$157,045	$73,802	$985,835

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth
Net assets as of December 31, 2016	$14,472	$110,494	$17,504
Investment income (loss):
Dividend distributions	113	820	-
Investment Expenses:
Mortality and expense risk and administrative charges	(71)	(1,303)	(2,010)
Net investment income (loss)	42	(483)	(2,010)
Increase (decrease) in net assets from operations:
Capital gain distributions	668	5,368	5,281
Realized capital gain (loss) on investments	693	542	529
Change in unrealized appreciation (depreciation)	(716)	13,018	35,375
Net gain (loss) on investments	645	18,928	41,185
Net increase (decrease) in net assets from operations	687	18,445	39,175
Contract owner transactions:
Variable annuity deposits	-	40,288	12,352
Terminations, withdrawals and annuity payments	(84)	(3,723)	(2,262)
Transfers between subaccounts, net	(3,858)	12,243	129,846
Maintenance charges and mortality adjustments	(5)	(72)	(389)
Increase (decrease) in net assets from contract transactions	(3,947)	48,736	139,547
Total increase (decrease) in net assets	(3,260)	67,181	178,722
Net assets as of December 31, 2017	$11,212	$177,675	$196,226
Investment income (loss):
Dividend distributions	109	1,435	-
Investment Expenses:
Mortality and expense risk and administrative charges	(148)	(1,466)	(3,665)
Net investment income (loss)	(39)	(31)	(3,665)
Increase (decrease) in net assets from operations:
Capital gain distributions	633	9,593	12,401
Realized capital gain (loss) on investments	10	18,468	(601)
Change in unrealized appreciation (depreciation)	(2,488)	(28,662)	(22,159)
Net gain (loss) on investments	(1,845)	(601)	(10,359)
Net increase (decrease) in net assets from operations	(1,884)	(632)	(14,024)
Contract owner transactions:
Variable annuity deposits	-	-	64,374
Terminations, withdrawals and annuity payments	(90)	(20,229)	(4,155)
Transfers between subaccounts, net	-	(96,107)	(12,627)
Maintenance charges and mortality adjustments	(18)	(83)	(666)
Increase (decrease) in net assets from contract transactions	(108)	(116,419)	46,926
Total increase (decrease) in net assets	(1,992)	(117,051)	32,902
Net assets as of December 31, 2018	$9,220	$60,624	$229,128

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Dreyfus Stock Index	Dreyfus VIF International Value	DWS Core Equity VIP (b)
Net assets as of December 31, 2016	$-	$482,996	$172,056
Investment income (loss):
Dividend distributions	17	7,185	1,666
Investment Expenses:
Mortality and expense risk and administrative charges	(18)	(7,085)	(2,590)
Net investment income (loss)	(1)	100	(924)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	12,531
Realized capital gain (loss) on investments	-	28,283	117
Change in unrealized appreciation (depreciation)	294	104,921	21,553
Net gain (loss) on investments	294	133,204	34,201
Net increase (decrease) in net assets from operations	293	133,304	33,277
Contract owner transactions:
Variable annuity deposits	4,810	-	-
Terminations, withdrawals and annuity payments	-	(180,466)	(291)
Transfers between subaccounts, net	-	248,630	11,005
Maintenance charges and mortality adjustments	(3)	(4,059)	-
Increase (decrease) in net assets from contract transactions	4,807	64,105	10,714
Total increase (decrease) in net assets	5,100	197,409	43,991
Net assets as of December 31, 2017	$5,100	$680,405	$216,047
Investment income (loss):
Dividend distributions	-	8,044	2,944
Investment Expenses:
Mortality and expense risk and administrative charges	(2)	(7,060)	(2,096)
Net investment income (loss)	(2)	984	848
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	52,395
Realized capital gain (loss) on investments	445	32,794	(10,026)
Change in unrealized appreciation (depreciation)	(294)	(147,805)	(50,188)
Net gain (loss) on investments	151	(115,011)	(7,819)
Net increase (decrease) in net assets from operations	149	(114,027)	(6,971)
Contract owner transactions:
Variable annuity deposits	-	664	142
Terminations, withdrawals and annuity payments	(146)	(221,125)	(79,051)
Transfers between subaccounts, net	(5,103)	186,502	(21,229)
Maintenance charges and mortality adjustments	-	(4,181)	-
Increase (decrease) in net assets from contract transactions	(5,249)	(38,140)	(100,138)
Total increase (decrease) in net assets	(5,100)	(152,167)	(107,109)
Net assets as of December 31, 2018	$-	$528,238	$108,938

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	DWS Global Small Cap VIP (b)	Eaton Vance VT Floating-Rate Income	Federated Fund for U.S. Government Securities II
Net assets as of December 31, 2016	$72,335	$42,607	$606,957
Investment income (loss):
Dividend distributions	-	1,771	13,310
Investment Expenses:
Mortality and expense risk and administrative charges	(1,138)	(243)	(7,862)
Net investment income (loss)	(1,138)	1,528	5,448
Increase (decrease) in net assets from operations:
Capital gain distributions	6,883	-	-
Realized capital gain (loss) on investments	(107)	137	(3,187)
Change in unrealized appreciation (depreciation)	7,294	(152)	576
Net gain (loss) on investments	14,070	(15)	(2,611)
Net increase (decrease) in net assets from operations	12,932	1,513	2,837
Contract owner transactions:
Variable annuity deposits	-	-	132
Terminations, withdrawals and annuity payments	-	(3,082)	(112,422)
Transfers between subaccounts, net	-	15,278	11,435
Maintenance charges and mortality adjustments	-	-	(3,129)
Increase (decrease) in net assets from contract transactions	-	12,196	(103,984)
Total increase (decrease) in net assets	12,932	13,709	(101,147)
Net assets as of December 31, 2017	$85,267	$56,316	$505,810
Investment income (loss):
Dividend distributions	-	1,768	12,724
Investment Expenses:
Mortality and expense risk and administrative charges	(1,033)	(214)	(6,279)
Net investment income (loss)	(1,033)	1,554	6,445
Increase (decrease) in net assets from operations:
Capital gain distributions	11,224	-	-
Realized capital gain (loss) on investments	(2,920)	193	(7,012)
Change in unrealized appreciation (depreciation)	(21,176)	(1,715)	(3,207)
Net gain (loss) on investments	(12,872)	(1,522)	(10,219)
Net increase (decrease) in net assets from operations	(13,905)	32	(3,774)
Contract owner transactions:
Variable annuity deposits	-	16	82,833
Terminations, withdrawals and annuity payments	(20,696)	(15,412)	(142,588)
Transfers between subaccounts, net	-	-	213,239
Maintenance charges and mortality adjustments	-	-	(2,557)
Increase (decrease) in net assets from contract transactions	(20,696)	(15,396)	150,927
Total increase (decrease) in net assets	(34,601)	(15,364)	147,153
Net assets as of December 31, 2018	$50,666	$40,952	$652,963

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund
Net assets as of December 31, 2016	$448,403	$293,631	$1,514,522
Investment income (loss):
Dividend distributions	29,152	4,648	11,291
Investment Expenses:
Mortality and expense risk and administrative charges	(5,600)	(4,824)	(17,665)
Net investment income (loss)	23,552	(176)	(6,374)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	8,783	84,258
Realized capital gain (loss) on investments	504	1,035	64,144
Change in unrealized appreciation (depreciation)	(2,377)	35,184	125,518
Net gain (loss) on investments	(1,873)	45,002	273,920
Net increase (decrease) in net assets from operations	21,679	44,826	267,546
Contract owner transactions:
Variable annuity deposits	23	49,221	150,665
Terminations, withdrawals and annuity payments	(92,627)	(12,164)	(211,678)
Transfers between subaccounts, net	(100,700)	12,819	(243,013)
Maintenance charges and mortality adjustments	(1,376)	-	(4,533)
Increase (decrease) in net assets from contract transactions	(194,680)	49,876	(308,559)
Total increase (decrease) in net assets	(173,001)	94,702	(41,013)
Net assets as of December 31, 2017	$275,402	$388,333	$1,473,509
Investment income (loss):
Dividend distributions	18,521	6,076	5,852
Investment Expenses:
Mortality and expense risk and administrative charges	(4,184)	(6,404)	(16,971)
Net investment income (loss)	14,337	(328)	(11,119)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	20,768	117,904
Realized capital gain (loss) on investments	(6,407)	543	60,641
Change in unrealized appreciation (depreciation)	(23,217)	(53,737)	(259,588)
Net gain (loss) on investments	(29,624)	(32,426)	(81,043)
Net increase (decrease) in net assets from operations	(15,287)	(32,754)	(92,162)
Contract owner transactions:
Variable annuity deposits	149,394	100,252	190,290
Terminations, withdrawals and annuity payments	(74,670)	(981)	(214,755)
Transfers between subaccounts, net	16,952	-	(177,497)
Maintenance charges and mortality adjustments	98	-	(3,184)
Increase (decrease) in net assets from contract transactions	91,774	99,271	(205,146)
Total increase (decrease) in net assets	76,487	66,517	(297,308)
Net assets as of December 31, 2018	$351,889	$454,850	$1,176,201

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income
Net assets as of December 31, 2016	$19,113	$45,297	$112,049
Investment income (loss):
Dividend distributions	99	927	2,518
Investment Expenses:
Mortality and expense risk and administrative charges	(86)	(2,305)	(1,086)
Net investment income (loss)	13	(1,378)	1,432
Increase (decrease) in net assets from operations:
Capital gain distributions	464	221	3,646
Realized capital gain (loss) on investments	8	7,086	800
Change in unrealized appreciation (depreciation)	721	58,567	23,006
Net gain (loss) on investments	1,193	65,874	27,452
Net increase (decrease) in net assets from operations	1,206	64,496	28,884
Contract owner transactions:
Variable annuity deposits	-	12,318	59,842
Terminations, withdrawals and annuity payments	-	(6,438)	(2,842)
Transfers between subaccounts, net	-	131,291	54,214
Maintenance charges and mortality adjustments	-	(501)	(126)
Increase (decrease) in net assets from contract transactions	-	136,670	111,088
Total increase (decrease) in net assets	1,206	201,166	139,972
Net assets as of December 31, 2017	$20,319	$246,463	$252,021
Investment income (loss):
Dividend distributions	123	813	476
Investment Expenses:
Mortality and expense risk and administrative charges	(95)	(2,295)	(1,293)
Net investment income (loss)	28	(1,482)	(817)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,930	60	14,415
Realized capital gain (loss) on investments	9	31,828	2,591
Change in unrealized appreciation (depreciation)	(4,747)	(67,079)	(37,497)
Net gain (loss) on investments	(2,808)	(35,191)	(20,491)
Net increase (decrease) in net assets from operations	(2,780)	(36,673)	(21,308)
Contract owner transactions:
Variable annuity deposits	-	12,413	71
Terminations, withdrawals and annuity payments	-	(15,634)	(2,551)
Transfers between subaccounts, net	-	(74,908)	(31,282)
Maintenance charges and mortality adjustments	-	(358)	(125)
Increase (decrease) in net assets from contract transactions	-	(78,487)	(33,887)
Total increase (decrease) in net assets	(2,780)	(115,160)	(55,195)
Net assets as of December 31, 2018	$17,539	$131,303	$196,826

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP Index 500
Net assets as of December 31, 2016	$814,950	$53,686	$1,624,447
Investment income (loss):
Dividend distributions	1,015	2,944	20,634
Investment Expenses:
Mortality and expense risk and administrative charges	(9,270)	(748)	(14,425)
Net investment income (loss)	(8,255)	2,196	6,209
Increase (decrease) in net assets from operations:
Capital gain distributions	121,774	-	4,426
Realized capital gain (loss) on investments	22,588	(20)	95,123
Change in unrealized appreciation (depreciation)	127,299	769	136,984
Net gain (loss) on investments	271,661	749	236,533
Net increase (decrease) in net assets from operations	263,406	2,945	242,742
Contract owner transactions:
Variable annuity deposits	43,491	-	107,110
Terminations, withdrawals and annuity payments	(125,098)	-	(525,235)
Transfers between subaccounts, net	(109,668)	-	(153,620)
Maintenance charges and mortality adjustments	(1,570)	-	(5,272)
Increase (decrease) in net assets from contract transactions	(192,845)	-	(577,017)
Total increase (decrease) in net assets	70,561	2,945	(334,275)
Net assets as of December 31, 2017	$885,511	$56,631	$1,290,172
Investment income (loss):
Dividend distributions	836	2,729	18,736
Investment Expenses:
Mortality and expense risk and administrative charges	(8,910)	(614)	(13,841)
Net investment income (loss)	(8,074)	2,115	4,895
Increase (decrease) in net assets from operations:
Capital gain distributions	53,640	-	6,487
Realized capital gain (loss) on investments	51,056	(1,819)	117,439
Change in unrealized appreciation (depreciation)	6,909	(3,111)	(178,281)
Net gain (loss) on investments	111,605	(4,930)	(54,355)
Net increase (decrease) in net assets from operations	103,531	(2,815)	(49,460)
Contract owner transactions:
Variable annuity deposits	640	-	1,839
Terminations, withdrawals and annuity payments	(77,886)	(30,787)	(284,602)
Transfers between subaccounts, net	80,475	22,434	(33,537)
Maintenance charges and mortality adjustments	46	(24)	(3,836)
Increase (decrease) in net assets from contract transactions	3,275	(8,377)	(320,136)
Total increase (decrease) in net assets	106,806	(11,192)	(369,596)
Net assets as of December 31, 2018	$992,317	$45,439	$920,576

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas
Net assets as of December 31, 2016	$1,129,677	$168,510	$35,909
Investment income (loss):
Dividend distributions	18,987	937	578
Investment Expenses:
Mortality and expense risk and administrative charges	(10,674)	(1,117)	(620)
Net investment income (loss)	8,313	(180)	(42)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,470	8,384	45
Realized capital gain (loss) on investments	(6,560)	5,778	105
Change in unrealized appreciation (depreciation)	18,297	19,462	10,178
Net gain (loss) on investments	16,207	33,624	10,328
Net increase (decrease) in net assets from operations	24,520	33,444	10,286
Contract owner transactions:
Variable annuity deposits	37,723	68,842	384
Terminations, withdrawals and annuity payments	(245,743)	(57,344)	(962)
Transfers between subaccounts, net	(115,885)	(37)	5,934
Maintenance charges and mortality adjustments	(4,742)	(16)	-
Increase (decrease) in net assets from contract transactions	(328,647)	11,445	5,356
Total increase (decrease) in net assets	(304,127)	44,889	15,642
Net assets as of December 31, 2017	$825,550	$213,399	$51,551
Investment income (loss):
Dividend distributions	13,686	1,014	671
Investment Expenses:
Mortality and expense risk and administrative charges	(8,223)	(1,476)	(733)
Net investment income (loss)	5,463	(462)	(62)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,568	20,129	-
Realized capital gain (loss) on investments	(15,489)	610	79
Change in unrealized appreciation (depreciation)	(14,983)	(62,215)	(8,470)
Net gain (loss) on investments	(24,904)	(41,476)	(8,391)
Net increase (decrease) in net assets from operations	(19,441)	(41,938)	(8,453)
Contract owner transactions:
Variable annuity deposits	756	25,937	384
Terminations, withdrawals and annuity payments	(281,677)	(10,508)	-
Transfers between subaccounts, net	265,721	29,657	-
Maintenance charges and mortality adjustments	(2,527)	(17)	-
Increase (decrease) in net assets from contract transactions	(17,727)	45,069	384
Total increase (decrease) in net assets	(37,168)	3,131	(8,069)
Net assets as of December 31, 2018	$788,382	$216,530	$43,482

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Flex Cap Growth VIP Fund
Net assets as of December 31, 2016	$146,016	$87,606	$-
Investment income (loss):
Dividend distributions	2,644	5,157	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,107)	(1,682)	-
Net investment income (loss)	1,537	3,475	-
Increase (decrease) in net assets from operations:
Capital gain distributions	8,708	892	-
Realized capital gain (loss) on investments	(668)	(39)	-
Change in unrealized appreciation (depreciation)	(4,771)	2,798	-
Net gain (loss) on investments	3,269	3,651	-
Net increase (decrease) in net assets from operations	4,806	7,126	-
Contract owner transactions:
Variable annuity deposits	33,656	87,258	-
Terminations, withdrawals and annuity payments	(1,304)	(1,948)	-
Transfers between subaccounts, net	(8,013)	(4,425)	-
Maintenance charges and mortality adjustments	(10)	(208)	-
Increase (decrease) in net assets from contract transactions	24,329	80,677	-
Total increase (decrease) in net assets	29,135	87,803	-
Net assets as of December 31, 2017	$175,151	$175,409	$-
Investment income (loss):
Dividend distributions	6,235	4,573	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,333)	(2,001)	(1,192)
Net investment income (loss)	4,902	2,572	(1,192)
Increase (decrease) in net assets from operations:
Capital gain distributions	11,688	255	23,494
Realized capital gain (loss) on investments	(944)	(514)	(309)
Change in unrealized appreciation (depreciation)	(31,102)	(8,173)	(38,318)
Net gain (loss) on investments	(20,358)	(8,432)	(15,133)
Net increase (decrease) in net assets from operations	(15,456)	(5,860)	(16,325)
Contract owner transactions:
Variable annuity deposits	47,516	71	-
Terminations, withdrawals and annuity payments	(1,669)	(15,433)	(564)
Transfers between subaccounts, net	23,302	(29,038)	144,633
Maintenance charges and mortality adjustments	(63)	(315)	(89)
Increase (decrease) in net assets from contract transactions	69,086	(44,715)	143,980
Total increase (decrease) in net assets	53,630	(50,575)	127,655
Net assets as of December 31, 2018	$228,781	$124,834	$127,655

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Franklin Growth and Income VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2016	$160,689	$128,033	$272,677
Investment income (loss):
Dividend distributions	9,858	6,293	4,293
Investment Expenses:
Mortality and expense risk and administrative charges	(1,624)	(2,080)	(1,208)
Net investment income (loss)	8,234	4,213	3,085
Increase (decrease) in net assets from operations:
Capital gain distributions	10,261	-	13,669
Realized capital gain (loss) on investments	14	(12)	(4,853)
Change in unrealized appreciation (depreciation)	5,204	7,505	5,543
Net gain (loss) on investments	15,479	7,493	14,359
Net increase (decrease) in net assets from operations	23,713	11,706	17,444
Contract owner transactions:
Variable annuity deposits	-	-	10,198
Terminations, withdrawals and annuity payments	-	-	(97,877)
Transfers between subaccounts, net	-	18,289	44,706
Maintenance charges and mortality adjustments	-	(231)	(6)
Increase (decrease) in net assets from contract transactions	-	18,058	(42,979)
Total increase (decrease) in net assets	23,713	29,764	(25,535)
Net assets as of December 31, 2017	$184,402	$157,797	$247,142
Investment income (loss):
Dividend distributions	4,494	8,357	4,421
Investment Expenses:
Mortality and expense risk and administrative charges	(1,783)	(2,381)	(1,132)
Net investment income (loss)	2,711	5,976	3,289
Increase (decrease) in net assets from operations:
Capital gain distributions	4,957	-	2,342
Realized capital gain (loss) on investments	37	(17)	(5,406)
Change in unrealized appreciation (depreciation)	(17,830)	(15,428)	(24,072)
Net gain (loss) on investments	(12,836)	(15,445)	(27,136)
Net increase (decrease) in net assets from operations	(10,125)	(9,469)	(23,847)
Contract owner transactions:
Variable annuity deposits	-	33	774
Terminations, withdrawals and annuity payments	-	(99)	(58,785)
Transfers between subaccounts, net	-	16,824	-
Maintenance charges and mortality adjustments	-	(246)	(6)
Increase (decrease) in net assets from contract transactions	-	16,512	(58,017)
Total increase (decrease) in net assets	(10,125)	7,043	(81,864)
Net assets as of December 31, 2018	$174,277	$164,840	$165,278

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2016	$80,871	$192,097	$253,903
Investment income (loss):
Dividend distributions	1,876	2,877	1,448
Investment Expenses:
Mortality and expense risk and administrative charges	(758)	(1,927)	(1,803)
Net investment income (loss)	1,118	950	(355)
Increase (decrease) in net assets from operations:
Capital gain distributions	3,403	6,853	19,806
Realized capital gain (loss) on investments	1,833	289	1,752
Change in unrealized appreciation (depreciation)	(1,702)	28,494	8,095
Net gain (loss) on investments	3,534	35,636	29,653
Net increase (decrease) in net assets from operations	4,652	36,586	29,298
Contract owner transactions:
Variable annuity deposits	6	29,818	47,083
Terminations, withdrawals and annuity payments	(3,391)	-	(38,426)
Transfers between subaccounts, net	(50,532)	19,579	38,537
Maintenance charges and mortality adjustments	(140)	(6)	(93)
Increase (decrease) in net assets from contract transactions	(54,057)	49,391	47,101
Total increase (decrease) in net assets	(49,405)	85,977	76,399
Net assets as of December 31, 2017	$31,466	$278,074	$330,302
Investment income (loss):
Dividend distributions	1,323	2,562	2,734
Investment Expenses:
Mortality and expense risk and administrative charges	(305)	(2,012)	(2,767)
Net investment income (loss)	1,018	550	(33)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,061	12,407	46,555
Realized capital gain (loss) on investments	(19)	9,689	(6,743)
Change in unrealized appreciation (depreciation)	(9,457)	(33,534)	(95,605)
Net gain (loss) on investments	(7,415)	(11,438)	(55,793)
Net increase (decrease) in net assets from operations	(6,397)	(10,888)	(55,826)
Contract owner transactions:
Variable annuity deposits	24,230	-	165,193
Terminations, withdrawals and annuity payments	-	-	(12,593)
Transfers between subaccounts, net	-	(77,937)	(83,671)
Maintenance charges and mortality adjustments	-	(7)	(76)
Increase (decrease) in net assets from contract transactions	24,230	(77,944)	68,853
Total increase (decrease) in net assets	17,833	(88,832)	13,027
Net assets as of December 31, 2018	$49,299	$189,242	$343,329

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2016	$425,552	$4,169	$108,149
Investment income (loss):
Dividend distributions	-	1,088	3,026
Investment Expenses:
Mortality and expense risk and administrative charges	(6,442)	(349)	(1,062)
Net investment income (loss)	(6,442)	739	1,964
Increase (decrease) in net assets from operations:
Capital gain distributions	43,547	-	-
Realized capital gain (loss) on investments	(2,061)	(346)	(31)
Change in unrealized appreciation (depreciation)	44,641	91	(1,490)
Net gain (loss) on investments	86,127	(255)	(1,521)
Net increase (decrease) in net assets from operations	79,685	484	443
Contract owner transactions:
Variable annuity deposits	-	32,721	-
Terminations, withdrawals and annuity payments	(51,178)	(4,316)	-
Transfers between subaccounts, net	21,841	(1)	7,001
Maintenance charges and mortality adjustments	(1,166)	-	-
Increase (decrease) in net assets from contract transactions	(30,503)	28,404	7,001
Total increase (decrease) in net assets	49,182	28,888	7,444
Net assets as of December 31, 2017	$474,734	$33,057	$115,593
Investment income (loss):
Dividend distributions	-	887	3,452
Investment Expenses:
Mortality and expense risk and administrative charges	(6,110)	(475)	(1,140)
Net investment income (loss)	(6,110)	412	2,312
Increase (decrease) in net assets from operations:
Capital gain distributions	45,090	-	-
Realized capital gain (loss) on investments	(23,151)	(17)	(68)
Change in unrealized appreciation (depreciation)	(35,845)	(1,571)	(2,372)
Net gain (loss) on investments	(13,906)	(1,588)	(2,440)
Net increase (decrease) in net assets from operations	(20,016)	(1,176)	(128)
Contract owner transactions:
Variable annuity deposits	-	-	21,594
Terminations, withdrawals and annuity payments	(129,084)	-	-
Transfers between subaccounts, net	(145,212)	-	14,999
Maintenance charges and mortality adjustments	(366)	-	-
Increase (decrease) in net assets from contract transactions	(274,662)	-	36,593
Total increase (decrease) in net assets	(294,678)	(1,176)	36,465
Net assets as of December 31, 2018	$180,056	$31,881	$152,058

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Mid Cap Value
Net assets as of December 31, 2016	$61,559	$279,414	$83,222
Investment income (loss):
Dividend distributions	-	2,585	432
Investment Expenses:
Mortality and expense risk and administrative charges	(554)	(1,171)	(1,251)
Net investment income (loss)	(554)	1,414	(819)
Increase (decrease) in net assets from operations:
Capital gain distributions	9,765	-	4,896
Realized capital gain (loss) on investments	2,312	(1,080)	30
Change in unrealized appreciation (depreciation)	7,274	1,852	3,592
Net gain (loss) on investments	19,351	772	8,518
Net increase (decrease) in net assets from operations	18,797	2,186	7,699
Contract owner transactions:
Variable annuity deposits	3,000	60,004	-
Terminations, withdrawals and annuity payments	(250)	(42,889)	-
Transfers between subaccounts, net	16,337	(84,684)	-
Maintenance charges and mortality adjustments	(103)	(67)	-
Increase (decrease) in net assets from contract transactions	18,984	(67,636)	-
Total increase (decrease) in net assets	37,781	(65,450)	7,699
Net assets as of December 31, 2017	$99,340	$213,964	$90,921
Investment income (loss):
Dividend distributions	-	3,998	488
Investment Expenses:
Mortality and expense risk and administrative charges	(1,020)	(1,137)	(1,321)
Net investment income (loss)	(1,020)	2,861	(833)
Increase (decrease) in net assets from operations:
Capital gain distributions	101,409	-	10,995
Realized capital gain (loss) on investments	2,377	(81)	21
Change in unrealized appreciation (depreciation)	(114,370)	(732)	(21,092)
Net gain (loss) on investments	(10,584)	(813)	(10,076)
Net increase (decrease) in net assets from operations	(11,604)	2,048	(10,909)
Contract owner transactions:
Variable annuity deposits	544	-	-
Terminations, withdrawals and annuity payments	-	(8,457)	-
Transfers between subaccounts, net	66,644	4,505	-
Maintenance charges and mortality adjustments	(201)	(41)	-
Increase (decrease) in net assets from contract transactions	66,987	(3,993)	-
Total increase (decrease) in net assets	55,383	(1,945)	(10,909)
Net assets as of December 31, 2018	$154,723	$212,019	$80,012

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF All Cap Value	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Net assets as of December 31, 2016	$-	$204,269	$-
Investment income (loss):
Dividend distributions	2,099	6,720	823
Investment Expenses:
Mortality and expense risk and administrative charges	(1,982)	(2,428)	(272)
Net investment income (loss)	117	4,292	551
Increase (decrease) in net assets from operations:
Capital gain distributions	13,518	-	-
Realized capital gain (loss) on investments	(197)	2,875	96
Change in unrealized appreciation (depreciation)	14,142	(2,884)	2,385
Net gain (loss) on investments	27,463	(9)	2,481
Net increase (decrease) in net assets from operations	27,580	4,283	3,032
Contract owner transactions:
Variable annuity deposits	135,286	87,258	9,000
Terminations, withdrawals and annuity payments	(43,643)	(2,439)	-
Transfers between subaccounts, net	190,658	(81,571)	49,203
Maintenance charges and mortality adjustments	(971)	(493)	(53)
Increase (decrease) in net assets from contract transactions	281,330	2,755	58,150
Total increase (decrease) in net assets	308,910	7,038	61,182
Net assets as of December 31, 2017	$308,910	$211,307	$61,182
Investment income (loss):
Dividend distributions	2,750	4,583	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,378)	(2,081)	(387)
Net investment income (loss)	372	2,502	(387)
Increase (decrease) in net assets from operations:
Capital gain distributions	19,692	-	-
Realized capital gain (loss) on investments	3,422	1,017	6
Change in unrealized appreciation (depreciation)	(32,243)	(6,926)	(5,729)
Net gain (loss) on investments	(9,129)	(5,909)	(5,723)
Net increase (decrease) in net assets from operations	(8,757)	(3,407)	(6,110)
Contract owner transactions:
Variable annuity deposits	366	33,093	3
Terminations, withdrawals and annuity payments	(54,850)	(88,553)	-
Transfers between subaccounts, net	(153,629)	18,773	3,589
Maintenance charges and mortality adjustments	(1,216)	(425)	(74)
Increase (decrease) in net assets from contract transactions	(209,329)	(37,112)	3,518
Total increase (decrease) in net assets	(218,086)	(40,519)	(2,592)
Net assets as of December 31, 2018	$90,824	$170,788	$58,590

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2016	$128,171	$150,394	$112,683
Investment income (loss):
Dividend distributions	5,697	1,350	407
Investment Expenses:
Mortality and expense risk and administrative charges	(649)	(909)	(1,058)
Net investment income (loss)	5,048	441	(651)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,054	-
Realized capital gain (loss) on investments	1,968	8,458	5,593
Change in unrealized appreciation (depreciation)	(1,174)	1,940	10,305
Net gain (loss) on investments	794	13,452	15,898
Net increase (decrease) in net assets from operations	5,842	13,893	15,247
Contract owner transactions:
Variable annuity deposits	-	22,204	21,353
Terminations, withdrawals and annuity payments	(20,445)	(45,206)	(27,363)
Transfers between subaccounts, net	(9,555)	(50,797)	(631)
Maintenance charges and mortality adjustments	(99)	(366)	(203)
Increase (decrease) in net assets from contract transactions	(30,099)	(74,165)	(6,844)
Total increase (decrease) in net assets	(24,257)	(60,272)	8,403
Net assets as of December 31, 2017	$103,914	$90,122	$121,086
Investment income (loss):
Dividend distributions	7,638	2,648	-
Investment Expenses:
Mortality and expense risk and administrative charges	(614)	(1,772)	(920)
Net investment income (loss)	7,024	876	(920)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	13,044	13,280
Realized capital gain (loss) on investments	(95)	515	2,711
Change in unrealized appreciation (depreciation)	(11,683)	(32,531)	(30,246)
Net gain (loss) on investments	(11,778)	(18,972)	(14,255)
Net increase (decrease) in net assets from operations	(4,754)	(18,096)	(15,175)
Contract owner transactions:
Variable annuity deposits	-	-	126
Terminations, withdrawals and annuity payments	(5,679)	(4,779)	(15,729)
Transfers between subaccounts, net	2,096	86,837	(2,271)
Maintenance charges and mortality adjustments	(112)	(391)	(147)
Increase (decrease) in net assets from contract transactions	(3,695)	81,667	(18,021)
Total increase (decrease) in net assets	(8,449)	63,571	(33,196)
Net assets as of December 31, 2018	$95,465	$153,693	$87,890

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2016	$201,110	$419,237	$230,941
Investment income (loss):
Dividend distributions	482	-	457
Investment Expenses:
Mortality and expense risk and administrative charges	(1,145)	(2,808)	(1,277)
Net investment income (loss)	(663)	(2,808)	(820)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,364	-	4,186
Realized capital gain (loss) on investments	4,975	1,351	10,795
Change in unrealized appreciation (depreciation)	2,966	8,971	(11,534)
Net gain (loss) on investments	9,305	10,322	3,447
Net increase (decrease) in net assets from operations	8,642	7,514	2,627
Contract owner transactions:
Variable annuity deposits	22,204	27,288	-
Terminations, withdrawals and annuity payments	(2,332)	(79,321)	(37,548)
Transfers between subaccounts, net	(182,106)	(78,287)	(72,481)
Maintenance charges and mortality adjustments	(193)	(139)	(231)
Increase (decrease) in net assets from contract transactions	(162,427)	(130,459)	(110,260)
Total increase (decrease) in net assets	(153,785)	(122,945)	(107,633)
Net assets as of December 31, 2017	$47,325	$296,292	$123,308
Investment income (loss):
Dividend distributions	327	-	194
Investment Expenses:
Mortality and expense risk and administrative charges	(490)	(1,906)	(481)
Net investment income (loss)	(163)	(1,906)	(287)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,686	-	5,628
Realized capital gain (loss) on investments	1,752	(167)	5,896
Change in unrealized appreciation (depreciation)	(16,879)	(14,358)	(17,761)
Net gain (loss) on investments	(7,441)	(14,525)	(6,237)
Net increase (decrease) in net assets from operations	(7,604)	(16,431)	(6,524)
Contract owner transactions:
Variable annuity deposits	-	314	160
Terminations, withdrawals and annuity payments	(1,280)	(21,028)	(13,279)
Transfers between subaccounts, net	8,764	(49,391)	(56,799)
Maintenance charges and mortality adjustments	(52)	(95)	(166)
Increase (decrease) in net assets from contract transactions	7,432	(70,200)	(70,084)
Total increase (decrease) in net assets	(172)	(86,631)	(76,608)
Net assets as of December 31, 2018	$47,153	$209,661	$46,700

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2016	$13,357	$5,558	$74,254
Investment income (loss):
Dividend distributions	174	231	861
Investment Expenses:
Mortality and expense risk and administrative charges	(66)	(110)	(868)
Net investment income (loss)	108	121	(7)
Increase (decrease) in net assets from operations:
Capital gain distributions	200	-	-
Realized capital gain (loss) on investments	37	1,287	4,217
Change in unrealized appreciation (depreciation)	2,528	2,221	13,344
Net gain (loss) on investments	2,765	3,508	17,561
Net increase (decrease) in net assets from operations	2,873	3,629	17,554
Contract owner transactions:
Variable annuity deposits	-	-	110
Terminations, withdrawals and annuity payments	(214)	(8,015)	(5,849)
Transfers between subaccounts, net	-	16,518	8,707
Maintenance charges and mortality adjustments	-	-	(244)
Increase (decrease) in net assets from contract transactions	(214)	8,503	2,724
Total increase (decrease) in net assets	2,659	12,132	20,278
Net assets as of December 31, 2017	$16,016	$17,690	$94,532
Investment income (loss):
Dividend distributions	261	550	1,239
Investment Expenses:
Mortality and expense risk and administrative charges	(74)	(318)	(945)
Net investment income (loss)	187	232	294
Increase (decrease) in net assets from operations:
Capital gain distributions	1,981	5,120	10,599
Realized capital gain (loss) on investments	51	813	3,904
Change in unrealized appreciation (depreciation)	(3,313)	(7,770)	(22,785)
Net gain (loss) on investments	(1,281)	(1,837)	(8,282)
Net increase (decrease) in net assets from operations	(1,094)	(1,605)	(7,988)
Contract owner transactions:
Variable annuity deposits	-	19,765	-
Terminations, withdrawals and annuity payments	(242)	(7,334)	(8,851)
Transfers between subaccounts, net	-	-	(14,089)
Maintenance charges and mortality adjustments	-	-	(255)
Increase (decrease) in net assets from contract transactions	(242)	12,431	(23,195)
Total increase (decrease) in net assets	(1,336)	10,826	(31,183)
Net assets as of December 31, 2018	$14,680	$28,516	$63,349

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco V.I. American Franchise Series I
Net assets as of December 31, 2016	$370,984	$201,136	$50,620
Investment income (loss):
Dividend distributions	13,296	3,537	55
Investment Expenses:
Mortality and expense risk and administrative charges	(2,908)	(1,427)	(981)
Net investment income (loss)	10,388	2,110	(926)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	5,378
Realized capital gain (loss) on investments	4,942	22,629	2,531
Change in unrealized appreciation (depreciation)	3,349	(7,642)	7,009
Net gain (loss) on investments	8,291	14,987	14,918
Net increase (decrease) in net assets from operations	18,679	17,097	13,992
Contract owner transactions:
Variable annuity deposits	54,193	1	-
Terminations, withdrawals and annuity payments	(78,138)	(90,185)	(534)
Transfers between subaccounts, net	(31,918)	(376)	15,951
Maintenance charges and mortality adjustments	(213)	(588)	(127)
Increase (decrease) in net assets from contract transactions	(56,076)	(91,148)	15,290
Total increase (decrease) in net assets	(37,397)	(74,051)	29,282
Net assets as of December 31, 2017	$333,587	$127,085	$79,902
Investment income (loss):
Dividend distributions	18,168	2,280	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,042)	(1,068)	(990)
Net investment income (loss)	14,126	1,212	(990)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	3,844
Realized capital gain (loss) on investments	4	18,701	4,985
Change in unrealized appreciation (depreciation)	(14,202)	(25,748)	(9,715)
Net gain (loss) on investments	(14,198)	(7,047)	(886)
Net increase (decrease) in net assets from operations	(72)	(5,835)	(1,876)
Contract owner transactions:
Variable annuity deposits	149,344	-	-
Terminations, withdrawals and annuity payments	(20,605)	(58,500)	(4,939)
Transfers between subaccounts, net	10,655	(327)	(18,169)
Maintenance charges and mortality adjustments	(241)	(406)	(127)
Increase (decrease) in net assets from contract transactions	139,153	(59,233)	(23,235)
Total increase (decrease) in net assets	139,081	(65,068)	(25,111)
Net assets as of December 31, 2018	$472,668	$62,017	$54,791

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. American Franchise Series II	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2016	$-	$26,724	$26,704
Investment income (loss):
Dividend distributions	-	164	1,045
Investment Expenses:
Mortality and expense risk and administrative charges	(761)	(395)	(155)
Net investment income (loss)	(761)	(231)	890
Increase (decrease) in net assets from operations:
Capital gain distributions	5,236	323	1,499
Realized capital gain (loss) on investments	106	(29)	34
Change in unrealized appreciation (depreciation)	3,516	2,103	(15)
Net gain (loss) on investments	8,858	2,397	1,518
Net increase (decrease) in net assets from operations	8,097	2,166	2,408
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(2,257)	-	(60)
Transfers between subaccounts, net	60,481	-	(628)
Maintenance charges and mortality adjustments	(191)	-	-
Increase (decrease) in net assets from contract transactions	58,033	-	(688)
Total increase (decrease) in net assets	66,130	2,166	1,720
Net assets as of December 31, 2017	$66,130	$28,890	$28,424
Investment income (loss):
Dividend distributions	-	58	317
Investment Expenses:
Mortality and expense risk and administrative charges	(1,031)	(421)	(137)
Net investment income (loss)	(1,031)	(363)	180
Increase (decrease) in net assets from operations:
Capital gain distributions	4,641	4,181	2,197
Realized capital gain (loss) on investments	528	(2,847)	351
Change in unrealized appreciation (depreciation)	(7,071)	(3,909)	(4,543)
Net gain (loss) on investments	(1,902)	(2,575)	(1,995)
Net increase (decrease) in net assets from operations	(2,933)	(2,938)	(1,815)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(2,798)	(12,995)	-
Transfers between subaccounts, net	-	-	(3,502)
Maintenance charges and mortality adjustments	(246)	-	-
Increase (decrease) in net assets from contract transactions	(3,044)	(12,995)	(3,502)
Total increase (decrease) in net assets	(5,977)	(15,933)	(5,317)
Net assets as of December 31, 2018	$60,153	$12,957	$23,107

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Equity and Income
Net assets as of December 31, 2016	$18,724	$-	$14,107
Investment income (loss):
Dividend distributions	-	62	930
Investment Expenses:
Mortality and expense risk and administrative charges	(16)	(28)	(609)
Net investment income (loss)	(16)	34	321
Increase (decrease) in net assets from operations:
Capital gain distributions	-	404	1,162
Realized capital gain (loss) on investments	2,028	-	25
Change in unrealized appreciation (depreciation)	(1,402)	121	2,885
Net gain (loss) on investments	626	525	4,072
Net increase (decrease) in net assets from operations	610	559	4,393
Contract owner transactions:
Variable annuity deposits	-	-	32,659
Terminations, withdrawals and annuity payments	(19,357)	-	(1,113)
Transfers between subaccounts, net	23	7,411	16,322
Maintenance charges and mortality adjustments	-	-	(52)
Increase (decrease) in net assets from contract transactions	(19,334)	7,411	47,816
Total increase (decrease) in net assets	(18,724)	7,970	52,209
Net assets as of December 31, 2017	$-	$7,970	$66,316
Investment income (loss):
Dividend distributions	-	-	1,272
Investment Expenses:
Mortality and expense risk and administrative charges	-	(20)	(943)
Net investment income (loss)	-	(20)	329
Increase (decrease) in net assets from operations:
Capital gain distributions	-	176	2,825
Realized capital gain (loss) on investments	-	72	56
Change in unrealized appreciation (depreciation)	-	(510)	(10,303)
Net gain (loss) on investments	-	(262)	(7,422)
Net increase (decrease) in net assets from operations	-	(282)	(7,093)
Contract owner transactions:
Variable annuity deposits	-	26	2
Terminations, withdrawals and annuity payments	-	(5,327)	(2,223)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	(53)
Increase (decrease) in net assets from contract transactions	-	(5,301)	(2,274)
Total increase (decrease) in net assets	-	(5,583)	(9,367)
Net assets as of December 31, 2018	$-	$2,387	$56,949

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. Health Care (b)
Net assets as of December 31, 2016	$27,174	$14,641	$50,080
Investment income (loss):
Dividend distributions	899	232	43
Investment Expenses:
Mortality and expense risk and administrative charges	(131)	(196)	(771)
Net investment income (loss)	768	36	(728)
Increase (decrease) in net assets from operations:
Capital gain distributions	490	-	2,697
Realized capital gain (loss) on investments	12	(262)	(707)
Change in unrealized appreciation (depreciation)	2,052	194	5,359
Net gain (loss) on investments	2,554	(68)	7,349
Net increase (decrease) in net assets from operations	3,322	(32)	6,621
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(45)	(1,580)	(6,052)
Transfers between subaccounts, net	-	(952)	5,003
Maintenance charges and mortality adjustments	-	(94)	(46)
Increase (decrease) in net assets from contract transactions	(45)	(2,626)	(1,095)
Total increase (decrease) in net assets	3,277	(2,658)	5,526
Net assets as of December 31, 2017	$30,451	$11,983	$55,606
Investment income (loss):
Dividend distributions	1,103	82	-
Investment Expenses:
Mortality and expense risk and administrative charges	(135)	(67)	(280)
Net investment income (loss)	968	15	(280)
Increase (decrease) in net assets from operations:
Capital gain distributions	368	-	2,397
Realized capital gain (loss) on investments	6	(428)	(2,887)
Change in unrealized appreciation (depreciation)	(3,400)	394	420
Net gain (loss) on investments	(3,026)	(34)	(70)
Net increase (decrease) in net assets from operations	(2,058)	(19)	(350)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(79)	(1,643)	(39,932)
Transfers between subaccounts, net	79	9,645	28,198
Maintenance charges and mortality adjustments	-	(54)	(61)
Increase (decrease) in net assets from contract transactions	-	7,948	(11,795)
Total increase (decrease) in net assets	(2,058)	7,929	(12,145)
Net assets as of December 31, 2018	$28,393	$19,912	$43,461

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility
Net assets as of December 31, 2016	$3,159	$1,295,637	$-
Investment income (loss):
Dividend distributions	-	14,210	270
Investment Expenses:
Mortality and expense risk and administrative charges	(6)	(14,151)	(139)
Net investment income (loss)	(6)	59	131
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	159	58,024	14
Change in unrealized appreciation (depreciation)	(53)	182,510	1,209
Net gain (loss) on investments	106	240,534	1,223
Net increase (decrease) in net assets from operations	100	240,593	1,354
Contract owner transactions:
Variable annuity deposits	-	-	24,495
Terminations, withdrawals and annuity payments	(123)	(336,916)	(599)
Transfers between subaccounts, net	(3,136)	(175,916)	-
Maintenance charges and mortality adjustments	-	(7,265)	-
Increase (decrease) in net assets from contract transactions	(3,259)	(520,097)	23,896
Total increase (decrease) in net assets	(3,159)	(279,504)	25,250
Net assets as of December 31, 2017	$-	$1,016,133	$25,250
Investment income (loss):
Dividend distributions	-	13,239	345
Investment Expenses:
Mortality and expense risk and administrative charges	-	(10,254)	(353)
Net investment income (loss)	-	2,985	(8)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	5,193	827
Realized capital gain (loss) on investments	-	30,246	39
Change in unrealized appreciation (depreciation)	-	(185,242)	(3,881)
Net gain (loss) on investments	-	(149,803)	(3,015)
Net increase (decrease) in net assets from operations	-	(146,818)	(3,023)
Contract owner transactions:
Variable annuity deposits	-	688	-
Terminations, withdrawals and annuity payments	-	(300,684)	(1,423)
Transfers between subaccounts, net	-	72,527	-
Maintenance charges and mortality adjustments	-	(4,184)	-
Increase (decrease) in net assets from contract transactions	-	(231,653)	(1,423)
Total increase (decrease) in net assets	-	(378,471)	(4,446)
Net assets as of December 31, 2018	$-	$637,662	$20,804

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2016	$74,998	$48,589	$30,287
Investment income (loss):
Dividend distributions	258	426	-
Investment Expenses:
Mortality and expense risk and administrative charges	(808)	(152)	(311)
Net investment income (loss)	(550)	274	(311)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,698	2,235	2,986
Realized capital gain (loss) on investments	59	960	(175)
Change in unrealized appreciation (depreciation)	8,915	2,726	4,014
Net gain (loss) on investments	10,672	5,921	6,825
Net increase (decrease) in net assets from operations	10,122	6,195	6,514
Contract owner transactions:
Variable annuity deposits	-	-	24,310
Terminations, withdrawals and annuity payments	-	(14,271)	(87)
Transfers between subaccounts, net	-	(7,889)	6,014
Maintenance charges and mortality adjustments	(91)	-	-
Increase (decrease) in net assets from contract transactions	(91)	(22,160)	30,237
Total increase (decrease) in net assets	10,031	(15,965)	36,751
Net assets as of December 31, 2017	$85,029	$32,624	$67,038
Investment income (loss):
Dividend distributions	103	499	-
Investment Expenses:
Mortality and expense risk and administrative charges	(935)	(167)	(554)
Net investment income (loss)	(832)	332	(554)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,222	2,971	4,195
Realized capital gain (loss) on investments	386	14	(35)
Change in unrealized appreciation (depreciation)	(24,363)	(5,383)	(12,845)
Net gain (loss) on investments	(10,755)	(2,398)	(8,685)
Net increase (decrease) in net assets from operations	(11,587)	(2,066)	(9,239)
Contract owner transactions:
Variable annuity deposits	-	-	50
Terminations, withdrawals and annuity payments	(3,595)	-	(7,319)
Transfers between subaccounts, net	10,957	4,950	(1,085)
Maintenance charges and mortality adjustments	(99)	-	-
Increase (decrease) in net assets from contract transactions	7,263	4,950	(8,354)
Total increase (decrease) in net assets	(4,324)	2,884	(17,593)
Net assets as of December 31, 2018	$80,705	$35,508	$49,445

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Energy
Net assets as of December 31, 2016	$29,286	$46,978	$33,252
Investment income (loss):
Dividend distributions	510	711	126
Investment Expenses:
Mortality and expense risk and administrative charges	(142)	(529)	(226)
Net investment income (loss)	368	182	(100)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,259	-
Realized capital gain (loss) on investments	(115)	(1,348)	(263)
Change in unrealized appreciation (depreciation)	4,914	4,098	(1,533)
Net gain (loss) on investments	4,799	4,009	(1,796)
Net increase (decrease) in net assets from operations	5,167	4,191	(1,896)
Contract owner transactions:
Variable annuity deposits	-	-	1,929
Terminations, withdrawals and annuity payments	(376)	(9,872)	-
Transfers between subaccounts, net	-	-	(16,303)
Maintenance charges and mortality adjustments	(3)	(5)	(23)
Increase (decrease) in net assets from contract transactions	(379)	(9,877)	(14,397)
Total increase (decrease) in net assets	4,788	(5,686)	(16,293)
Net assets as of December 31, 2017	$34,074	$41,292	$16,959
Investment income (loss):
Dividend distributions	643	654	-
Investment Expenses:
Mortality and expense risk and administrative charges	(156)	(497)	(239)
Net investment income (loss)	487	157	(239)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,406	644	-
Realized capital gain (loss) on investments	(88)	(69)	(1,302)
Change in unrealized appreciation (depreciation)	(3,772)	(2,541)	(2,591)
Net gain (loss) on investments	(2,454)	(1,966)	(3,893)
Net increase (decrease) in net assets from operations	(1,967)	(1,809)	(4,132)
Contract owner transactions:
Variable annuity deposits	-	-	3,189
Terminations, withdrawals and annuity payments	(472)	(108)	-
Transfers between subaccounts, net	-	-	(9,805)
Maintenance charges and mortality adjustments	(7)	(12)	(12)
Increase (decrease) in net assets from contract transactions	(479)	(120)	(6,628)
Total increase (decrease) in net assets	(2,446)	(1,929)	(10,760)
Net assets as of December 31, 2018	$31,628	$39,363	$6,199

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP Global Equity Income (b)	Ivy VIP Global Growth	Ivy VIP Growth
Net assets as of December 31, 2016	$7,793	$21,523	$4,607
Investment income (loss):
Dividend distributions	103	12	13
Investment Expenses:
Mortality and expense risk and administrative charges	(120)	(110)	(24)
Net investment income (loss)	(17)	(98)	(11)
Increase (decrease) in net assets from operations:
Capital gain distributions	267	633	460
Realized capital gain (loss) on investments	7	3	-
Change in unrealized appreciation (depreciation)	826	4,619	873
Net gain (loss) on investments	1,100	5,255	1,333
Net increase (decrease) in net assets from operations	1,083	5,157	1,322
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	(18)
Increase (decrease) in net assets from contract transactions	-	-	(18)
Total increase (decrease) in net assets	1,083	5,157	1,304
Net assets as of December 31, 2017	$8,876	$26,680	$5,911
Investment income (loss):
Dividend distributions	141	130	2
Investment Expenses:
Mortality and expense risk and administrative charges	(126)	(664)	(29)
Net investment income (loss)	15	(534)	(27)
Increase (decrease) in net assets from operations:
Capital gain distributions	662	1,668	700
Realized capital gain (loss) on investments	4	(5)	5
Change in unrealized appreciation (depreciation)	(1,832)	(13,003)	(568)
Net gain (loss) on investments	(1,166)	(11,340)	137
Net increase (decrease) in net assets from operations	(1,151)	(11,874)	110
Contract owner transactions:
Variable annuity deposits	-	72,359	-
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	(24)
Increase (decrease) in net assets from contract transactions	-	72,359	(24)
Total increase (decrease) in net assets	(1,151)	60,485	86
Net assets as of December 31, 2018	$7,725	$87,165	$5,997

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Limited-Term Bond
Net assets as of December 31, 2016	$56,098	$51,951	$182,582
Investment income (loss):
Dividend distributions	6,142	594	242
Investment Expenses:
Mortality and expense risk and administrative charges	(330)	(439)	(247)
Net investment income (loss)	5,812	155	(5)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(4,657)	(705)	377
Change in unrealized appreciation (depreciation)	3,058	12,470	422
Net gain (loss) on investments	(1,599)	11,765	799
Net increase (decrease) in net assets from operations	4,213	11,920	794
Contract owner transactions:
Variable annuity deposits	19,752	37,941	-
Terminations, withdrawals and annuity payments	(100,341)	(16,538)	(1,769)
Transfers between subaccounts, net	78,339	29,076	(165,288)
Maintenance charges and mortality adjustments	(37)	-	(46)
Increase (decrease) in net assets from contract transactions	(2,287)	50,479	(167,103)
Total increase (decrease) in net assets	1,926	62,399	(166,309)
Net assets as of December 31, 2017	$58,024	$114,350	$16,273
Investment income (loss):
Dividend distributions	5,280	1,944	250
Investment Expenses:
Mortality and expense risk and administrative charges	(653)	(1,253)	(277)
Net investment income (loss)	4,627	691	(27)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,399	-
Realized capital gain (loss) on investments	(1,356)	(1,681)	79
Change in unrealized appreciation (depreciation)	(5,066)	(26,753)	2,558
Net gain (loss) on investments	(6,422)	(25,035)	2,637
Net increase (decrease) in net assets from operations	(1,795)	(24,344)	2,610
Contract owner transactions:
Variable annuity deposits	33,270	14,142	278,045
Terminations, withdrawals and annuity payments	(2,542)	(172)	(12,951)
Transfers between subaccounts, net	(29,946)	(5,844)	(1,154)
Maintenance charges and mortality adjustments	(24)	-	(15)
Increase (decrease) in net assets from contract transactions	758	8,126	263,925
Total increase (decrease) in net assets	(1,037)	(16,218)	266,535
Net assets as of December 31, 2018	$56,987	$98,132	$282,808

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP Mid Cap Growth	Ivy VIP Natural Resources	Ivy VIP Science and Technology
Net assets as of December 31, 2016	$48,531	$6,931	$46,844
Investment income (loss):
Dividend distributions	-	10	-
Investment Expenses:
Mortality and expense risk and administrative charges	(243)	(101)	(795)
Net investment income (loss)	(243)	(91)	(795)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,602	-	11,235
Realized capital gain (loss) on investments	83	6	1,337
Change in unrealized appreciation (depreciation)	11,291	220	17,096
Net gain (loss) on investments	12,976	226	29,668
Net increase (decrease) in net assets from operations	12,733	135	28,873
Contract owner transactions:
Variable annuity deposits	-	476	1,397
Terminations, withdrawals and annuity payments	(512)	-	(12,824)
Transfers between subaccounts, net	-	-	74,985
Maintenance charges and mortality adjustments	-	(11)	(83)
Increase (decrease) in net assets from contract transactions	(512)	465	63,475
Total increase (decrease) in net assets	12,221	600	92,348
Net assets as of December 31, 2017	$60,752	$7,531	$139,192
Investment income (loss):
Dividend distributions	-	21	-
Investment Expenses:
Mortality and expense risk and administrative charges	(843)	(104)	(1,097)
Net investment income (loss)	(843)	(83)	(1,097)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,477	-	17,496
Realized capital gain (loss) on investments	7,784	9	2,373
Change in unrealized appreciation (depreciation)	(12,291)	(1,758)	(26,402)
Net gain (loss) on investments	2,970	(1,749)	(6,533)
Net increase (decrease) in net assets from operations	2,127	(1,832)	(7,630)
Contract owner transactions:
Variable annuity deposits	9,995	-	8,319
Terminations, withdrawals and annuity payments	(898)	-	(21,926)
Transfers between subaccounts, net	(16,179)	-	(2,279)
Maintenance charges and mortality adjustments	(56)	(11)	(104)
Increase (decrease) in net assets from contract transactions	(7,138)	(11)	(15,990)
Total increase (decrease) in net assets	(5,011)	(1,843)	(23,620)
Net assets as of December 31, 2018	$55,741	$5,688	$115,572

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Ivy VIP Securian Real Estate Securities (b)	Ivy VIP Small Cap Core	Ivy VIP Small Cap Growth
Net assets as of December 31, 2016	$2,909	$93,103	$28,947
Investment income (loss):
Dividend distributions	38	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(43)	(603)	(645)
Net investment income (loss)	(5)	(603)	(645)
Increase (decrease) in net assets from operations:
Capital gain distributions	356	2,520	1,055
Realized capital gain (loss) on investments	(1)	6,234	(467)
Change in unrealized appreciation (depreciation)	(238)	(65)	8,442
Net gain (loss) on investments	117	8,689	9,030
Net increase (decrease) in net assets from operations	112	8,086	8,385
Contract owner transactions:
Variable annuity deposits	-	45,094	3,075
Terminations, withdrawals and annuity payments	-	(2,858)	(1,426)
Transfers between subaccounts, net	-	(73,582)	15,676
Maintenance charges and mortality adjustments	-	(89)	(20)
Increase (decrease) in net assets from contract transactions	-	(31,435)	17,305
Total increase (decrease) in net assets	112	(23,349)	25,690
Net assets as of December 31, 2017	$3,021	$69,754	$54,637
Investment income (loss):
Dividend distributions	45	89	257
Investment Expenses:
Mortality and expense risk and administrative charges	(42)	(531)	(932)
Net investment income (loss)	3	(442)	(675)
Increase (decrease) in net assets from operations:
Capital gain distributions	193	14,033	20,878
Realized capital gain (loss) on investments	(5)	1,347	(59)
Change in unrealized appreciation (depreciation)	(401)	(11,110)	(23,637)
Net gain (loss) on investments	(213)	4,270	(2,818)
Net increase (decrease) in net assets from operations	(210)	3,828	(3,493)
Contract owner transactions:
Variable annuity deposits	-	1,737	10,689
Terminations, withdrawals and annuity payments	-	(973)	(450)
Transfers between subaccounts, net	-	(53,511)	(9,670)
Maintenance charges and mortality adjustments	-	(82)	-
Increase (decrease) in net assets from contract transactions	-	(52,829)	569
Total increase (decrease) in net assets	(210)	(49,001)	(2,924)
Net assets as of December 31, 2018	$2,811	$20,753	$51,713

(b) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty	Janus Henderson VIT Mid Cap Value
Net assets as of December 31, 2016	$120,366	$-	$-
Investment income (loss):
Dividend distributions	213	-	251
Investment Expenses:
Mortality and expense risk and administrative charges	(1,492)	(94)	(113)
Net investment income (loss)	(1,279)	(94)	138
Increase (decrease) in net assets from operations:
Capital gain distributions	9,724	-	1,486
Realized capital gain (loss) on investments	406	7	-
Change in unrealized appreciation (depreciation)	24,073	1,135	1,924
Net gain (loss) on investments	34,203	1,142	3,410
Net increase (decrease) in net assets from operations	32,924	1,048	3,548
Contract owner transactions:
Variable annuity deposits	45	12,279	1
Terminations, withdrawals and annuity payments	(2,480)	-	(1,154)
Transfers between subaccounts, net	11,311	-	38,823
Maintenance charges and mortality adjustments	(154)	(19)	-
Increase (decrease) in net assets from contract transactions	8,722	12,260	37,670
Total increase (decrease) in net assets	41,646	13,308	41,218
Net assets as of December 31, 2017	$162,012	$13,308	$41,218
Investment income (loss):
Dividend distributions	198	-	570
Investment Expenses:
Mortality and expense risk and administrative charges	(2,573)	(219)	(201)
Net investment income (loss)	(2,375)	(219)	369
Increase (decrease) in net assets from operations:
Capital gain distributions	8,723	2,070	2,857
Realized capital gain (loss) on investments	2,707	(8)	(120)
Change in unrealized appreciation (depreciation)	(25,819)	(2,326)	(12,605)
Net gain (loss) on investments	(14,389)	(264)	(9,868)
Net increase (decrease) in net assets from operations	(16,764)	(483)	(9,499)
Contract owner transactions:
Variable annuity deposits	84,659	8,784	60,728
Terminations, withdrawals and annuity payments	(3,562)	(448)	(4,330)
Transfers between subaccounts, net	35,442	-	(7,410)
Maintenance charges and mortality adjustments	(237)	(51)	-
Increase (decrease) in net assets from contract transactions	116,302	8,285	48,988
Total increase (decrease) in net assets	99,538	7,802	39,489
Net assets as of December 31, 2018	$261,550	$21,110	$80,707

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Janus Henderson VIT Overseas	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio
Net assets as of December 31, 2016	$8,832	$5,736	$108,191
Investment income (loss):
Dividend distributions	165	16	2,624
Investment Expenses:
Mortality and expense risk and administrative charges	(122)	(30)	(1,283)
Net investment income (loss)	43	(14)	1,341
Increase (decrease) in net assets from operations:
Capital gain distributions	-	64	-
Realized capital gain (loss) on investments	(32)	(5)	(12)
Change in unrealized appreciation (depreciation)	2,573	1,491	1,113
Net gain (loss) on investments	2,541	1,550	1,101
Net increase (decrease) in net assets from operations	2,584	1,536	2,442
Contract owner transactions:
Variable annuity deposits	-	-	110,156
Terminations, withdrawals and annuity payments	-	(96)	(270)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(9)	-	-
Increase (decrease) in net assets from contract transactions	(9)	(96)	109,886
Total increase (decrease) in net assets	2,575	1,440	112,328
Net assets as of December 31, 2017	$11,407	$7,176	$220,519
Investment income (loss):
Dividend distributions	328	402	4,967
Investment Expenses:
Mortality and expense risk and administrative charges	(306)	(410)	(2,828)
Net investment income (loss)	22	(8)	2,139
Increase (decrease) in net assets from operations:
Capital gain distributions	-	866	365
Realized capital gain (loss) on investments	(39)	(12,230)	(89)
Change in unrealized appreciation (depreciation)	(6,932)	(22,843)	(5,396)
Net gain (loss) on investments	(6,971)	(34,207)	(5,120)
Net increase (decrease) in net assets from operations	(6,949)	(34,215)	(2,981)
Contract owner transactions:
Variable annuity deposits	29,902	9,853	22,216
Terminations, withdrawals and annuity payments	-	(111)	-
Transfers between subaccounts, net	-	221,539	-
Maintenance charges and mortality adjustments	(11)	-	-
Increase (decrease) in net assets from contract transactions	29,891	231,281	22,216
Total increase (decrease) in net assets	22,942	197,066	19,235
Net assets as of December 31, 2018	$34,349	$204,242	$239,754

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC
Net assets as of December 31, 2016	$111,825	$342,130	$2,627
Investment income (loss):
Dividend distributions	184	17,267	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,074)	(3,304)	(8)
Net investment income (loss)	(890)	13,963	(8)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,112	4,068	30
Realized capital gain (loss) on investments	97	816	37
Change in unrealized appreciation (depreciation)	19,656	10,379	116
Net gain (loss) on investments	20,865	15,263	183
Net increase (decrease) in net assets from operations	19,975	29,226	175
Contract owner transactions:
Variable annuity deposits	47,721	89,775	-
Terminations, withdrawals and annuity payments	-	(57,946)	(2,800)
Transfers between subaccounts, net	7,001	19,945	(2)
Maintenance charges and mortality adjustments	(71)	(364)	-
Increase (decrease) in net assets from contract transactions	54,651	51,410	(2,802)
Total increase (decrease) in net assets	74,626	80,636	(2,627)
Net assets as of December 31, 2017	$186,451	$422,766	$-
Investment income (loss):
Dividend distributions	140	23,690	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,670)	(4,096)	-
Net investment income (loss)	(1,530)	19,594	-
Increase (decrease) in net assets from operations:
Capital gain distributions	13,206	10,852	-
Realized capital gain (loss) on investments	203	188	-
Change in unrealized appreciation (depreciation)	(39,097)	(53,122)	-
Net gain (loss) on investments	(25,688)	(42,082)	-
Net increase (decrease) in net assets from operations	(27,218)	(22,488)	-
Contract owner transactions:
Variable annuity deposits	2,756	144,396	-
Terminations, withdrawals and annuity payments	-	(11,412)	-
Transfers between subaccounts, net	17,000	(9,787)	-
Maintenance charges and mortality adjustments	(128)	(477)	-
Increase (decrease) in net assets from contract transactions	19,628	122,720	-
Total increase (decrease) in net assets	(7,590)	100,232	-
Net assets as of December 31, 2018	$178,861	$522,998	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC
Net assets as of December 31, 2016	$16,754	$37,312	$-
Investment income (loss):
Dividend distributions	-	1,437	-
Investment Expenses:
Mortality and expense risk and administrative charges	(86)	(944)	(36)
Net investment income (loss)	(86)	493	(36)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	10,321	659
Realized capital gain (loss) on investments	5	93	1
Change in unrealized appreciation (depreciation)	4,997	(3,227)	681
Net gain (loss) on investments	5,002	7,187	1,341
Net increase (decrease) in net assets from operations	4,916	7,680	1,305
Contract owner transactions:
Variable annuity deposits	-	-	18,188
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	-	67,171	-
Maintenance charges and mortality adjustments	-	(238)	-
Increase (decrease) in net assets from contract transactions	-	66,933	18,188
Total increase (decrease) in net assets	4,916	74,613	19,493
Net assets as of December 31, 2017	$21,670	$111,925	$19,493
Investment income (loss):
Dividend distributions	-	1,549	-
Investment Expenses:
Mortality and expense risk and administrative charges	(598)	(1,618)	(92)
Net investment income (loss)	(598)	(69)	(92)
Increase (decrease) in net assets from operations:
Capital gain distributions	9,310	8,850	4,460
Realized capital gain (loss) on investments	10,479	(36)	6
Change in unrealized appreciation (depreciation)	(15,915)	(19,328)	(5,023)
Net gain (loss) on investments	3,874	(10,514)	(557)
Net increase (decrease) in net assets from operations	3,276	(10,583)	(649)
Contract owner transactions:
Variable annuity deposits	31,733	-	-
Terminations, withdrawals and annuity payments	(360)	-	-
Transfers between subaccounts, net	6,099	-	-
Maintenance charges and mortality adjustments	(76)	(384)	-
Increase (decrease) in net assets from contract transactions	37,396	(384)	-
Total increase (decrease) in net assets	40,672	(10,967)	(649)
Net assets as of December 31, 2018	$62,342	$100,958	$18,844

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT Global Tactical Allocation
Net assets as of December 31, 2016	$209,982	$33,340	$32,004
Investment income (loss):
Dividend distributions	6,218	315	1,017
Investment Expenses:
Mortality and expense risk and administrative charges	(1,063)	(164)	(495)
Net investment income (loss)	5,155	151	522
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	84
Realized capital gain (loss) on investments	(7)	(95)	(9)
Change in unrealized appreciation (depreciation)	2,364	11,084	2,301
Net gain (loss) on investments	2,357	10,989	2,376
Net increase (decrease) in net assets from operations	7,512	11,140	2,898
Contract owner transactions:
Variable annuity deposits	38,829	-	599
Terminations, withdrawals and annuity payments	(3,600)	(4,191)	-
Transfers between subaccounts, net	10,500	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	45,729	(4,191)	599
Total increase (decrease) in net assets	53,241	6,949	3,497
Net assets as of December 31, 2017	$263,223	$40,289	$35,501
Investment income (loss):
Dividend distributions	9,230	44	182
Investment Expenses:
Mortality and expense risk and administrative charges	(1,245)	(318)	(512)
Net investment income (loss)	7,985	(274)	(330)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,581
Realized capital gain (loss) on investments	(122)	(926)	(18)
Change in unrealized appreciation (depreciation)	(11,678)	(5,748)	(3,453)
Net gain (loss) on investments	(11,800)	(6,674)	(1,890)
Net increase (decrease) in net assets from operations	(3,815)	(6,948)	(2,220)
Contract owner transactions:
Variable annuity deposits	-	611	600
Terminations, withdrawals and annuity payments	(3,300)	-	-
Transfers between subaccounts, net	32,632	513	-
Maintenance charges and mortality adjustments	-	(26)	-
Increase (decrease) in net assets from contract transactions	29,332	1,098	600
Total increase (decrease) in net assets	25,517	(5,850)	(1,620)
Net assets as of December 31, 2018	$288,740	$34,439	$33,881

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	MFS VIT II MA Investors Growth Stock	MFS VIT II Research International	MFS VIT International Value
Net assets as of December 31, 2016	$12,690	$80,748	$276,053
Investment income (loss):
Dividend distributions	-	1,509	5,001
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(1,337)	(2,921)
Net investment income (loss)	(3)	172	2,080
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	365
Realized capital gain (loss) on investments	(813)	(31)	8,557
Change in unrealized appreciation (depreciation)	1,221	20,902	64,967
Net gain (loss) on investments	408	20,871	73,889
Net increase (decrease) in net assets from operations	405	21,043	75,969
Contract owner transactions:
Variable annuity deposits	-	-	14,357
Terminations, withdrawals and annuity payments	-	-	(9,575)
Transfers between subaccounts, net	(13,095)	-	15,010
Maintenance charges and mortality adjustments	-	-	(283)
Increase (decrease) in net assets from contract transactions	(13,095)	-	19,509
Total increase (decrease) in net assets	(12,690)	21,043	95,478
Net assets as of December 31, 2017	$-	$101,791	$371,531
Investment income (loss):
Dividend distributions	-	1,190	3,501
Investment Expenses:
Mortality and expense risk and administrative charges	-	(1,447)	(2,942)
Net investment income (loss)	-	(257)	559
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,515	4,353
Realized capital gain (loss) on investments	-	48	4,211
Change in unrealized appreciation (depreciation)	-	(18,151)	(49,324)
Net gain (loss) on investments	-	(15,588)	(40,760)
Net increase (decrease) in net assets from operations	-	(15,845)	(40,201)
Contract owner transactions:
Variable annuity deposits	-	-	677
Terminations, withdrawals and annuity payments	-	-	(7,930)
Transfers between subaccounts, net	-	-	32,605
Maintenance charges and mortality adjustments	-	-	(188)
Increase (decrease) in net assets from contract transactions	-	-	25,164
Total increase (decrease) in net assets	-	(15,845)	(15,037)
Net assets as of December 31, 2018	$-	$85,946	$356,494

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	MFS VIT New Discovery	MFS VIT Research	MFS VIT Total Return
Net assets as of December 31, 2016	$80,094	$70,892	$26,355
Investment income (loss):
Dividend distributions	-	894	493
Investment Expenses:
Mortality and expense risk and administrative charges	(764)	(1,144)	(345)
Net investment income (loss)	(764)	(250)	148
Increase (decrease) in net assets from operations:
Capital gain distributions	1,660	5,363	632
Realized capital gain (loss) on investments	1,234	26	337
Change in unrealized appreciation (depreciation)	16,175	9,956	1,237
Net gain (loss) on investments	19,069	15,345	2,206
Net increase (decrease) in net assets from operations	18,305	15,095	2,354
Contract owner transactions:
Variable annuity deposits	2,400	-	-
Terminations, withdrawals and annuity payments	(201)	(221)	(7,098)
Transfers between subaccounts, net	(12,065)	-	-
Maintenance charges and mortality adjustments	(66)	-	-
Increase (decrease) in net assets from contract transactions	(9,932)	(221)	(7,098)
Total increase (decrease) in net assets	8,373	14,874	(4,744)
Net assets as of December 31, 2017	$88,467	$85,766	$21,611
Investment income (loss):
Dividend distributions	-	212	424
Investment Expenses:
Mortality and expense risk and administrative charges	(696)	(859)	(312)
Net investment income (loss)	(696)	(647)	112
Increase (decrease) in net assets from operations:
Capital gain distributions	12,300	5,463	976
Realized capital gain (loss) on investments	12,206	2,162	11
Change in unrealized appreciation (depreciation)	(23,018)	(9,896)	(2,664)
Net gain (loss) on investments	1,488	(2,271)	(1,677)
Net increase (decrease) in net assets from operations	792	(2,918)	(1,565)
Contract owner transactions:
Variable annuity deposits	345	415	-
Terminations, withdrawals and annuity payments	(38,219)	(3,633)	-
Transfers between subaccounts, net	22,956	(37,664)	-
Maintenance charges and mortality adjustments	(100)	-	-
Increase (decrease) in net assets from contract transactions	(15,018)	(40,882)	-
Total increase (decrease) in net assets	(14,226)	(43,800)	(1,565)
Net assets as of December 31, 2018	$74,241	$41,966	$20,046

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	MFS VIT Utilities	Morgan Stanley VIF Emerging Markets Debt	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2016	$58,172	$47,747	$56,209
Investment income (loss):
Dividend distributions	729	2,685	481
Investment Expenses:
Mortality and expense risk and administrative charges	(289)	(358)	(349)
Net investment income (loss)	440	2,327	132
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(6,102)	(19)	58
Change in unrealized appreciation (depreciation)	9,976	1,824	20,924
Net gain (loss) on investments	3,874	1,805	20,982
Net increase (decrease) in net assets from operations	4,314	4,132	21,114
Contract owner transactions:
Variable annuity deposits	2,863	-	23,297
Terminations, withdrawals and annuity payments	(232)	(1,955)	(281)
Transfers between subaccounts, net	(38,340)	-	-
Maintenance charges and mortality adjustments	(11)	-	-
Increase (decrease) in net assets from contract transactions	(35,720)	(1,955)	23,016
Total increase (decrease) in net assets	(31,406)	2,177	44,130
Net assets as of December 31, 2017	$26,766	$49,924	$100,339
Investment income (loss):
Dividend distributions	251	3,077	461
Investment Expenses:
Mortality and expense risk and administrative charges	(410)	(338)	(671)
Net investment income (loss)	(159)	2,739	(210)
Increase (decrease) in net assets from operations:
Capital gain distributions	115	-	-
Realized capital gain (loss) on investments	(163)	(7,227)	(2,649)
Change in unrealized appreciation (depreciation)	120	(36)	(19,346)
Net gain (loss) on investments	72	(7,263)	(21,995)
Net increase (decrease) in net assets from operations	(87)	(4,524)	(22,205)
Contract owner transactions:
Variable annuity deposits	3,876	-	1
Terminations, withdrawals and annuity payments	(623)	(1,905)	(1,731)
Transfers between subaccounts, net	(6,210)	(43,495)	13,701
Maintenance charges and mortality adjustments	(12)	-	(52)
Increase (decrease) in net assets from contract transactions	(2,969)	(45,400)	11,919
Total increase (decrease) in net assets	(3,056)	(49,924)	(10,286)
Net assets as of December 31, 2018	$23,710	$-	$90,053

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2016	$15,590	$1,070,467	$1,203,857
Investment income (loss):
Dividend distributions	281	18,905	17,137
Investment Expenses:
Mortality and expense risk and administrative charges	(333)	(16,257)	(13,922)
Net investment income (loss)	(52)	2,648	3,215
Increase (decrease) in net assets from operations:
Capital gain distributions	1,380	71,368	4,666
Realized capital gain (loss) on investments	71	464	(14,782)
Change in unrealized appreciation (depreciation)	2,377	51,874	54,758
Net gain (loss) on investments	3,828	123,706	44,642
Net increase (decrease) in net assets from operations	3,776	126,354	47,857
Contract owner transactions:
Variable annuity deposits	6,895	31,263	68,361
Terminations, withdrawals and annuity payments	(1,397)	(4,197)	(4,519)
Transfers between subaccounts, net	-	-	(336,761)
Maintenance charges and mortality adjustments	(63)	(853)	(827)
Increase (decrease) in net assets from contract transactions	5,435	26,213	(273,746)
Total increase (decrease) in net assets	9,211	152,567	(225,889)
Net assets as of December 31, 2017	$24,801	$1,223,034	$977,968
Investment income (loss):
Dividend distributions	332	22,383	21,251
Investment Expenses:
Mortality and expense risk and administrative charges	(359)	(16,966)	(14,557)
Net investment income (loss)	(27)	5,417	6,694
Increase (decrease) in net assets from operations:
Capital gain distributions	1,956	100,690	14,173
Realized capital gain (loss) on investments	25	(24)	(2,867)
Change in unrealized appreciation (depreciation)	(4,589)	(196,710)	(55,160)
Net gain (loss) on investments	(2,608)	(96,044)	(43,854)
Net increase (decrease) in net assets from operations	(2,635)	(90,627)	(37,160)
Contract owner transactions:
Variable annuity deposits	-	-	123,938
Terminations, withdrawals and annuity payments	-	(24,103)	(98,239)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(67)	(865)	(813)
Increase (decrease) in net assets from contract transactions	(67)	(24,968)	24,886
Total increase (decrease) in net assets	(2,702)	(115,595)	(12,274)
Net assets as of December 31, 2018	$22,099	$1,107,439	$965,694

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Guardian
Net assets as of December 31, 2016	$297,197	$8,931	$235,106
Investment income (loss):
Dividend distributions	5,605	672	605
Investment Expenses:
Mortality and expense risk and administrative charges	(5,210)	(552)	(2,949)
Net investment income (loss)	395	120	(2,344)
Increase (decrease) in net assets from operations:
Capital gain distributions	21,847	1,780	22,126
Realized capital gain (loss) on investments	934	87	(26,888)
Change in unrealized appreciation (depreciation)	28,634	936	51,798
Net gain (loss) on investments	51,415	2,803	47,036
Net increase (decrease) in net assets from operations	51,810	2,923	44,692
Contract owner transactions:
Variable annuity deposits	96,170	34,476	2
Terminations, withdrawals and annuity payments	(9,076)	(6,819)	(91,987)
Transfers between subaccounts, net	-	-	(23,267)
Maintenance charges and mortality adjustments	(483)	(99)	522
Increase (decrease) in net assets from contract transactions	86,611	27,558	(114,730)
Total increase (decrease) in net assets	138,421	30,481	(70,038)
Net assets as of December 31, 2017	$435,618	$39,412	$165,068
Investment income (loss):
Dividend distributions	7,078	804	795
Investment Expenses:
Mortality and expense risk and administrative charges	(6,290)	(567)	(2,418)
Net investment income (loss)	788	237	(1,623)
Increase (decrease) in net assets from operations:
Capital gain distributions	39,942	1,475	15,558
Realized capital gain (loss) on investments	472	(9)	(6,400)
Change in unrealized appreciation (depreciation)	(81,811)	(3,925)	(18,295)
Net gain (loss) on investments	(41,397)	(2,459)	(9,137)
Net increase (decrease) in net assets from operations	(40,609)	(2,222)	(10,760)
Contract owner transactions:
Variable annuity deposits	-	-	40
Terminations, withdrawals and annuity payments	(2,449)	-	(33,141)
Transfers between subaccounts, net	-	-	(504)
Maintenance charges and mortality adjustments	(502)	(101)	982
Increase (decrease) in net assets from contract transactions	(2,951)	(101)	(32,623)
Total increase (decrease) in net assets	(43,560)	(2,323)	(43,383)
Net assets as of December 31, 2018	$392,058	$37,089	$121,685

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Neuberger Berman AMT Large Cap Value	Neuberger Berman AMT Sustainable Equity (b)	Oppenheimer Global Fund/VA
Net assets as of December 31, 2016	$768,603	$-	$28,575
Investment income (loss):
Dividend distributions	4,035	-	493
Investment Expenses:
Mortality and expense risk and administrative charges	(10,843)	-	(684)
Net investment income (loss)	(6,808)	-	(191)
Increase (decrease) in net assets from operations:
Capital gain distributions	18,881	-	-
Realized capital gain (loss) on investments	36,054	-	68
Change in unrealized appreciation (depreciation)	32,934	-	18,537
Net gain (loss) on investments	87,869	-	18,605
Net increase (decrease) in net assets from operations	81,061	-	18,414
Contract owner transactions:
Variable annuity deposits	-	-	44,979
Terminations, withdrawals and annuity payments	(233,309)	-	-
Transfers between subaccounts, net	36,970	-	41,774
Maintenance charges and mortality adjustments	(5,006)	-	(213)
Increase (decrease) in net assets from contract transactions	(201,345)	-	86,540
Total increase (decrease) in net assets	(120,284)	-	104,954
Net assets as of December 31, 2017	$648,319	$-	$133,529
Investment income (loss):
Dividend distributions	5,257	70	1,208
Investment Expenses:
Mortality and expense risk and administrative charges	(7,357)	(142)	(1,723)
Net investment income (loss)	(2,100)	(72)	(515)
Increase (decrease) in net assets from operations:
Capital gain distributions	46,774	1,826	11,262
Realized capital gain (loss) on investments	42,867	(7)	110
Change in unrealized appreciation (depreciation)	(99,158)	(5,993)	(35,778)
Net gain (loss) on investments	(9,517)	(4,174)	(24,406)
Net increase (decrease) in net assets from operations	(11,617)	(4,246)	(24,921)
Contract owner transactions:
Variable annuity deposits	1,014	34,764	28,007
Terminations, withdrawals and annuity payments	(209,456)	-	-
Transfers between subaccounts, net	(7,031)	-	-
Maintenance charges and mortality adjustments	(3,441)	-	(446)
Increase (decrease) in net assets from contract transactions	(218,914)	34,764	27,561
Total increase (decrease) in net assets	(230,531)	30,518	2,640
Net assets as of December 31, 2018	$417,788	$30,518	$136,169

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA
Net assets as of December 31, 2016	$113,435	$232,971	$489,945
Investment income (loss):
Dividend distributions	2,305	3,195	2,979
Investment Expenses:
Mortality and expense risk and administrative charges	(1,551)	(1,766)	(4,028)
Net investment income (loss)	754	1,429	(1,049)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	24,844
Realized capital gain (loss) on investments	22	48	7,282
Change in unrealized appreciation (depreciation)	4,477	63,079	31,553
Net gain (loss) on investments	4,499	63,127	63,679
Net increase (decrease) in net assets from operations	5,253	64,556	62,630
Contract owner transactions:
Variable annuity deposits	-	54,360	84,224
Terminations, withdrawals and annuity payments	-	(725)	(35,024)
Transfers between subaccounts, net	-	10,989	96,640
Maintenance charges and mortality adjustments	(366)	(12)	2,094
Increase (decrease) in net assets from contract transactions	(366)	64,612	147,934
Total increase (decrease) in net assets	4,887	129,168	210,564
Net assets as of December 31, 2017	$118,322	$362,139	$700,509
Investment income (loss):
Dividend distributions	5,218	2,106	460
Investment Expenses:
Mortality and expense risk and administrative charges	(1,543)	(1,920)	(6,580)
Net investment income (loss)	3,675	186	(6,120)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	6,674	100,458
Realized capital gain (loss) on investments	(52)	186	3,407
Change in unrealized appreciation (depreciation)	(10,490)	(76,821)	(173,965)
Net gain (loss) on investments	(10,542)	(69,961)	(70,100)
Net increase (decrease) in net assets from operations	(6,867)	(69,775)	(76,220)
Contract owner transactions:
Variable annuity deposits	-	5	83
Terminations, withdrawals and annuity payments	(83)	(16,829)	(57,681)
Transfers between subaccounts, net	-	(12,310)	66,210
Maintenance charges and mortality adjustments	(361)	(7)	1,093
Increase (decrease) in net assets from contract transactions	(444)	(29,141)	9,705
Total increase (decrease) in net assets	(7,311)	(98,916)	(66,515)
Net assets as of December 31, 2018	$111,011	$263,223	$633,994

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2016	$85,148	$131,400	$179,577
Investment income (loss):
Dividend distributions	4,126	21,165	9,658
Investment Expenses:
Mortality and expense risk and administrative charges	(1,016)	(943)	(1,196)
Net investment income (loss)	3,110	20,222	8,462
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	1,273	(8,307)	(559)
Change in unrealized appreciation (depreciation)	5,853	(5,021)	8,544
Net gain (loss) on investments	7,126	(13,328)	7,985
Net increase (decrease) in net assets from operations	10,236	6,894	16,447
Contract owner transactions:
Variable annuity deposits	1,869	30,881	41,278
Terminations, withdrawals and annuity payments	(4,362)	(28,652)	(17,030)
Transfers between subaccounts, net	(641)	89,131	6,408
Maintenance charges and mortality adjustments	(63)	(111)	(3)
Increase (decrease) in net assets from contract transactions	(3,197)	91,249	30,653
Total increase (decrease) in net assets	7,039	98,143	47,100
Net assets as of December 31, 2017	$92,187	$229,543	$226,677
Investment income (loss):
Dividend distributions	2,123	4,044	9,256
Investment Expenses:
Mortality and expense risk and administrative charges	(825)	(989)	(1,713)
Net investment income (loss)	1,298	3,055	7,543
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	1,956	(6,417)	(1,571)
Change in unrealized appreciation (depreciation)	(8,075)	(26,857)	(18,240)
Net gain (loss) on investments	(6,119)	(33,274)	(19,811)
Net increase (decrease) in net assets from operations	(4,821)	(30,219)	(12,268)
Contract owner transactions:
Variable annuity deposits	290	2	14,560
Terminations, withdrawals and annuity payments	(435)	(9,146)	(16,397)
Transfers between subaccounts, net	(35,060)	(13,433)	51,244
Maintenance charges and mortality adjustments	(42)	(122)	(6)
Increase (decrease) in net assets from contract transactions	(35,247)	(22,699)	49,401
Total increase (decrease) in net assets	(40,068)	(52,918)	37,133
Net assets as of December 31, 2018	$52,119	$176,625	$263,810

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (Unhedged) (b)
Net assets as of December 31, 2016	$8,353	$5,901	$46,758
Investment income (loss):
Dividend distributions	214	3,480	776
Investment Expenses:
Mortality and expense risk and administrative charges	(79)	(389)	(367)
Net investment income (loss)	135	3,091	409
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(6)	360	(84)
Change in unrealized appreciation (depreciation)	614	1,344	4,251
Net gain (loss) on investments	608	1,704	4,167
Net increase (decrease) in net assets from operations	743	4,795	4,576
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(65)	(13,466)	(1,914)
Transfers between subaccounts, net	3,255	89,131	4,999
Maintenance charges and mortality adjustments	-	(96)	(5)
Increase (decrease) in net assets from contract transactions	3,190	75,569	3,080
Total increase (decrease) in net assets	3,933	80,364	7,656
Net assets as of December 31, 2017	$12,286	$86,265	$54,414
Investment income (loss):
Dividend distributions	1,922	4,180	3,769
Investment Expenses:
Mortality and expense risk and administrative charges	(278)	(454)	(481)
Net investment income (loss)	1,644	3,726	3,288
Increase (decrease) in net assets from operations:
Capital gain distributions	90	-	1,102
Realized capital gain (loss) on investments	(46)	(31)	(41)
Change in unrealized appreciation (depreciation)	(2,941)	(6,535)	(7,507)
Net gain (loss) on investments	(2,897)	(6,566)	(6,446)
Net increase (decrease) in net assets from operations	(1,253)	(2,840)	(3,158)
Contract owner transactions:
Variable annuity deposits	23,110	3,104	-
Terminations, withdrawals and annuity payments	(3,267)	(5,341)	(2,073)
Transfers between subaccounts, net	(21)	2,096	29,525
Maintenance charges and mortality adjustments	-	(105)	(17)
Increase (decrease) in net assets from contract transactions	19,822	(246)	27,435
Total increase (decrease) in net assets	18,569	(3,086)	24,277
Net assets as of December 31, 2018	$30,855	$83,179	$78,691

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT Low Duration Administrative	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative
Net assets as of December 31, 2016	$1,013,454	$760,757	$612,315
Investment income (loss):
Dividend distributions	44,147	9,042	13,320
Investment Expenses:
Mortality and expense risk and administrative charges	(45,947)	(4,625)	(7,859)
Net investment income (loss)	(1,800)	4,417	5,461
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	22,879	(8,175)	(13,480)
Change in unrealized appreciation (depreciation)	3,026	8,379	19,846
Net gain (loss) on investments	25,905	204	6,366
Net increase (decrease) in net assets from operations	24,105	4,621	11,827
Contract owner transactions:
Variable annuity deposits	54	14,667	56
Terminations, withdrawals and annuity payments	(498,695)	(294,529)	(138,992)
Transfers between subaccounts, net	447,925	254,506	6,465
Maintenance charges and mortality adjustments	(20,896)	(991)	(1,518)
Increase (decrease) in net assets from contract transactions	(71,612)	(26,347)	(133,989)
Total increase (decrease) in net assets	(47,507)	(21,726)	(122,162)
Net assets as of December 31, 2017	$965,947	$739,031	$490,153
Investment income (loss):
Dividend distributions	16,379	10,533	10,224
Investment Expenses:
Mortality and expense risk and administrative charges	(11,889)	(3,928)	(5,836)
Net investment income (loss)	4,490	6,605	4,388
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1,719)	(6,983)	(9,368)
Change in unrealized appreciation (depreciation)	(10,098)	(3,338)	(10,180)
Net gain (loss) on investments	(11,817)	(10,321)	(19,548)
Net increase (decrease) in net assets from operations	(7,327)	(3,716)	(15,160)
Contract owner transactions:
Variable annuity deposits	131	7,475	19
Terminations, withdrawals and annuity payments	(208,578)	(162,182)	(60,204)
Transfers between subaccounts, net	283,288	(92,432)	(42,574)
Maintenance charges and mortality adjustments	(5,116)	(894)	(797)
Increase (decrease) in net assets from contract transactions	69,725	(248,033)	(103,556)
Total increase (decrease) in net assets	62,398	(251,749)	(118,716)
Net assets as of December 31, 2018	$1,028,345	$487,282	$371,437

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative (d)
Net assets as of December 31, 2016	$150,130	$269,241	$1,345,979
Investment income (loss):
Dividend distributions	4,821	9,321	28,604
Investment Expenses:
Mortality and expense risk and administrative charges	(1,350)	(3,685)	(19,781)
Net investment income (loss)	3,471	5,636	8,823
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1,144)	(99)	12,391
Change in unrealized appreciation (depreciation)	3,021	3,662	31,417
Net gain (loss) on investments	1,877	3,563	43,808
Net increase (decrease) in net assets from operations	5,348	9,199	52,631
Contract owner transactions:
Variable annuity deposits	26,261	133,621	150
Terminations, withdrawals and annuity payments	(13,122)	(51,776)	(300,578)
Transfers between subaccounts, net	93,411	367,681	965,401
Maintenance charges and mortality adjustments	(140)	(436)	(6,505)
Increase (decrease) in net assets from contract transactions	106,410	449,090	658,468
Total increase (decrease) in net assets	111,758	458,289	711,099
Net assets as of December 31, 2017	$261,888	$727,530	$2,057,078
Investment income (loss):
Dividend distributions	6,321	11,205	28,955
Investment Expenses:
Mortality and expense risk and administrative charges	(1,630)	(4,245)	(16,578)
Net investment income (loss)	4,691	6,960	12,377
Increase (decrease) in net assets from operations:
Capital gain distributions	-	562	11,644
Realized capital gain (loss) on investments	(168)	1,193	(13,850)
Change in unrealized appreciation (depreciation)	(12,567)	(4,540)	(45,293)
Net gain (loss) on investments	(12,735)	(2,785)	(47,499)
Net increase (decrease) in net assets from operations	(8,044)	4,175	(35,122)
Contract owner transactions:
Variable annuity deposits	6,213	10,000	240
Terminations, withdrawals and annuity payments	(5,564)	(15,620)	(594,034)
Transfers between subaccounts, net	29,784	(280,207)	(298,332)
Maintenance charges and mortality adjustments	(161)	(448)	(4,958)
Increase (decrease) in net assets from contract transactions	30,272	(286,275)	(897,084)
Total increase (decrease) in net assets	22,228	(282,100)	(932,206)
Net assets as of December 31, 2018	$284,116	$445,430	$1,124,872

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT Total Return Advisor	Pioneer Bond VCT	Pioneer Equity Income VCT
Net assets as of December 31, 2016	$359,243	$197,819	$-
Investment income (loss):
Dividend distributions	11,271	4,837	152
Investment Expenses:
Mortality and expense risk and administrative charges	(7,091)	(835)	(135)
Net investment income (loss)	4,180	4,002	17
Increase (decrease) in net assets from operations:
Capital gain distributions	-	564	844
Realized capital gain (loss) on investments	(429)	(1,181)	254
Change in unrealized appreciation (depreciation)	12,977	1,865	239
Net gain (loss) on investments	12,548	1,248	1,337
Net increase (decrease) in net assets from operations	16,728	5,250	1,354
Contract owner transactions:
Variable annuity deposits	298,284	38,829	-
Terminations, withdrawals and annuity payments	(1,630)	(40,663)	(198)
Transfers between subaccounts, net	120,510	-	9,952
Maintenance charges and mortality adjustments	(270)	-	-
Increase (decrease) in net assets from contract transactions	416,894	(1,834)	9,754
Total increase (decrease) in net assets	433,622	3,416	11,108
Net assets as of December 31, 2017	$792,865	$201,235	$11,108
Investment income (loss):
Dividend distributions	18,800	6,542	234
Investment Expenses:
Mortality and expense risk and administrative charges	(9,055)	(1,125)	(160)
Net investment income (loss)	9,745	5,417	74
Increase (decrease) in net assets from operations:
Capital gain distributions	7,815	546	2,066
Realized capital gain (loss) on investments	(5,220)	(244)	(9)
Change in unrealized appreciation (depreciation)	(28,362)	(7,897)	(3,233)
Net gain (loss) on investments	(25,767)	(7,595)	(1,176)
Net increase (decrease) in net assets from operations	(16,022)	(2,178)	(1,102)
Contract owner transactions:
Variable annuity deposits	85,154	172,366	1
Terminations, withdrawals and annuity payments	(90,206)	(4,502)	(195)
Transfers between subaccounts, net	(120,216)	3,644	-
Maintenance charges and mortality adjustments	(329)	(21)	-
Increase (decrease) in net assets from contract transactions	(125,597)	171,487	(194)
Total increase (decrease) in net assets	(141,619)	169,309	(1,296)
Net assets as of December 31, 2018	$651,246	$370,544	$9,812

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Pioneer High Yield VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT
Net assets as of December 31, 2016	$-	$13,323	$185,233
Investment income (loss):
Dividend distributions	722	261	6,629
Investment Expenses:
Mortality and expense risk and administrative charges	(75)	(167)	(2,862)
Net investment income (loss)	647	94	3,767
Increase (decrease) in net assets from operations:
Capital gain distributions	-	799	200
Realized capital gain (loss) on investments	503	(659)	108
Change in unrealized appreciation (depreciation)	-	(61)	2,170
Net gain (loss) on investments	503	79	2,478
Net increase (decrease) in net assets from operations	1,150	173	6,245
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(68,620)	(3,422)	(234)
Transfers between subaccounts, net	67,470	-	1,237
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(1,150)	(3,422)	1,003
Total increase (decrease) in net assets	-	(3,249)	7,248
Net assets as of December 31, 2017	$-	$10,074	$192,481
Investment income (loss):
Dividend distributions	-	238	4,614
Investment Expenses:
Mortality and expense risk and administrative charges	-	(142)	(2,237)
Net investment income (loss)	-	96	2,377
Increase (decrease) in net assets from operations:
Capital gain distributions	-	947	904
Realized capital gain (loss) on investments	-	(42)	(982)
Change in unrealized appreciation (depreciation)	-	(1,896)	(7,993)
Net gain (loss) on investments	-	(991)	(8,071)
Net increase (decrease) in net assets from operations	-	(895)	(5,694)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(25,843)
Transfers between subaccounts, net	-	-	(26,898)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	(52,741)
Total increase (decrease) in net assets	-	(895)	(58,435)
Net assets as of December 31, 2018	$-	$9,179	$134,046

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Power Income VIT	Probabilities Fund	Putnam VT Equity Income
Net assets as of December 31, 2016	$11,615	$183,001	$312,109
Investment income (loss):
Dividend distributions	214	-	5,577
Investment Expenses:
Mortality and expense risk and administrative charges	(196)	(1,123)	(4,099)
Net investment income (loss)	18	(1,123)	1,478
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	9,878
Realized capital gain (loss) on investments	(11)	92	902
Change in unrealized appreciation (depreciation)	13	27,398	41,392
Net gain (loss) on investments	2	27,490	52,172
Net increase (decrease) in net assets from operations	20	26,367	53,650
Contract owner transactions:
Variable annuity deposits	12,991	75	114
Terminations, withdrawals and annuity payments	-	(6,085)	(4,145)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(41)	(445)	(53)
Increase (decrease) in net assets from contract transactions	12,950	(6,455)	(4,084)
Total increase (decrease) in net assets	12,970	19,912	49,566
Net assets as of December 31, 2017	$24,585	$202,913	$361,675
Investment income (loss):
Dividend distributions	966	-	2,504
Investment Expenses:
Mortality and expense risk and administrative charges	(408)	(1,213)	(4,181)
Net investment income (loss)	558	(1,213)	(1,677)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	42,246	16,059
Realized capital gain (loss) on investments	(15)	16	8,789
Change in unrealized appreciation (depreciation)	(2,123)	(75,616)	(55,750)
Net gain (loss) on investments	(2,138)	(33,354)	(30,902)
Net increase (decrease) in net assets from operations	(1,580)	(34,567)	(32,579)
Contract owner transactions:
Variable annuity deposits	20,001	104	434
Terminations, withdrawals and annuity payments	-	-	(23,183)
Transfers between subaccounts, net	-	21,325	(26,791)
Maintenance charges and mortality adjustments	(40)	(459)	(87)
Increase (decrease) in net assets from contract transactions	19,961	20,970	(49,627)
Total increase (decrease) in net assets	18,381	(13,597)	(82,206)
Net assets as of December 31, 2018	$42,966	$189,316	$279,469

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Putnam VT Growth Opportunities	Putnam VT High Yield	Putnam VT Income
Net assets as of December 31, 2016	$119,937	$66,387	$130,412
Investment income (loss):
Dividend distributions	139	-	5,733
Investment Expenses:
Mortality and expense risk and administrative charges	(2,018)	(56)	(647)
Net investment income (loss)	(1,879)	(56)	5,086
Increase (decrease) in net assets from operations:
Capital gain distributions	1,793	-	-
Realized capital gain (loss) on investments	350	2,165	(296)
Change in unrealized appreciation (depreciation)	34,492	(1,340)	2,065
Net gain (loss) on investments	36,635	825	1,769
Net increase (decrease) in net assets from operations	34,756	769	6,855
Contract owner transactions:
Variable annuity deposits	-	-	25,837
Terminations, withdrawals and annuity payments	-	-	(3,600)
Transfers between subaccounts, net	-	(67,156)	-
Maintenance charges and mortality adjustments	(497)	-	-
Increase (decrease) in net assets from contract transactions	(497)	(67,156)	22,237
Total increase (decrease) in net assets	34,259	(66,387)	29,092
Net assets as of December 31, 2017	$154,196	$-	$159,504
Investment income (loss):
Dividend distributions	-	-	4,734
Investment Expenses:
Mortality and expense risk and administrative charges	(2,445)	-	(716)
Net investment income (loss)	(2,445)	-	4,018
Increase (decrease) in net assets from operations:
Capital gain distributions	9,704	-	-
Realized capital gain (loss) on investments	741	-	(322)
Change in unrealized appreciation (depreciation)	(6,589)	-	(4,129)
Net gain (loss) on investments	3,856	-	(4,451)
Net increase (decrease) in net assets from operations	1,411	-	(433)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(3,300)
Transfers between subaccounts, net	-	-	3,910
Maintenance charges and mortality adjustments	(584)	-	-
Increase (decrease) in net assets from contract transactions	(584)	-	610
Total increase (decrease) in net assets	827	-	177
Net assets as of December 31, 2018	$155,023	$-	$159,681

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Putnam VT Multi-Asset Absolute Return (b)	Putnam VT Small Cap Growth (b)	Rational Dynamic Momentum VA (a)
Net assets as of December 31, 2016	$159,666	$-	$-
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,256)	(31)	(12)
Net investment income (loss)	(1,256)	(31)	(12)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(547)	-	-
Change in unrealized appreciation (depreciation)	8,897	160	471
Net gain (loss) on investments	8,350	160	471
Net increase (decrease) in net assets from operations	7,094	129	459
Contract owner transactions:
Variable annuity deposits	10,003	-	10,000
Terminations, withdrawals and annuity payments	(24,400)	-	-
Transfers between subaccounts, net	(68,796)	10,000	-
Maintenance charges and mortality adjustments	-	(9)	-
Increase (decrease) in net assets from contract transactions	(83,193)	9,991	10,000
Total increase (decrease) in net assets	(76,099)	10,120	10,459
Net assets as of December 31, 2017	$83,567	$10,120	$10,459
Investment income (loss):
Dividend distributions	302	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(531)	(150)	(50)
Net investment income (loss)	(229)	(150)	(50)
Increase (decrease) in net assets from operations:
Capital gain distributions	3,125	1,488	1
Realized capital gain (loss) on investments	(676)	(15)	(1,181)
Change in unrealized appreciation (depreciation)	(8,352)	(2,844)	(471)
Net gain (loss) on investments	(5,903)	(1,371)	(1,651)
Net increase (decrease) in net assets from operations	(6,132)	(1,521)	(1,701)
Contract owner transactions:
Variable annuity deposits	-	-	44,565
Terminations, withdrawals and annuity payments	(4,394)	-	-
Transfers between subaccounts, net	(12,463)	-	(53,323)
Maintenance charges and mortality adjustments	-	(36)	-
Increase (decrease) in net assets from contract transactions	(16,857)	(36)	(8,758)
Total increase (decrease) in net assets	(22,989)	(1,557)	(10,459)
Net assets as of December 31, 2018	$60,578	$8,563	$-

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology
Net assets as of December 31, 2016	$266,428	$301,422	$602,970
Investment income (loss):
Dividend distributions	485	1,061	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,358)	(3,963)	(7,879)
Net investment income (loss)	(1,873)	(2,902)	(7,879)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	515	-
Realized capital gain (loss) on investments	2,785	27,249	33,562
Change in unrealized appreciation (depreciation)	(194)	17,615	131,362
Net gain (loss) on investments	2,591	45,379	164,924
Net increase (decrease) in net assets from operations	718	42,477	157,045
Contract owner transactions:
Variable annuity deposits	-	2	90,949
Terminations, withdrawals and annuity payments	(2,210)	(15,664)	(66,066)
Transfers between subaccounts, net	(82,520)	(82,568)	(19,774)
Maintenance charges and mortality adjustments	(502)	(531)	(3,153)
Increase (decrease) in net assets from contract transactions	(85,232)	(98,761)	1,956
Total increase (decrease) in net assets	(84,514)	(56,284)	159,001
Net assets as of December 31, 2017	$181,914	$245,138	$761,971
Investment income (loss):
Dividend distributions	632	732	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,416)	(1,710)	(7,689)
Net investment income (loss)	(784)	(978)	(7,689)
Increase (decrease) in net assets from operations:
Capital gain distributions	32	2,742	1,738
Realized capital gain (loss) on investments	6,794	2,734	57,975
Change in unrealized appreciation (depreciation)	(31,262)	(34,528)	(116,786)
Net gain (loss) on investments	(24,436)	(29,052)	(57,073)
Net increase (decrease) in net assets from operations	(25,220)	(30,030)	(64,762)
Contract owner transactions:
Variable annuity deposits	548	130	-
Terminations, withdrawals and annuity payments	(46,791)	(26,718)	(212,528)
Transfers between subaccounts, net	(4,810)	(81,242)	31,308
Maintenance charges and mortality adjustments	(223)	330	(2,668)
Increase (decrease) in net assets from contract transactions	(51,276)	(107,500)	(183,888)
Total increase (decrease) in net assets	(76,496)	(137,530)	(248,650)
Net assets as of December 31, 2018	$105,418	$107,608	$513,321

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy
Net assets as of December 31, 2016	$27,253	$933,065	$237,903
Investment income (loss):
Dividend distributions	-	6,502	57
Investment Expenses:
Mortality and expense risk and administrative charges	(357)	(7,748)	(4,854)
Net investment income (loss)	(357)	(1,246)	(4,797)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	18,307	1,978
Realized capital gain (loss) on investments	(477)	27,494	96,512
Change in unrealized appreciation (depreciation)	1,151	23,821	139,467
Net gain (loss) on investments	674	69,622	237,957
Net increase (decrease) in net assets from operations	317	68,376	233,160
Contract owner transactions:
Variable annuity deposits	-	80	37,204
Terminations, withdrawals and annuity payments	(1,029)	(89,864)	(4,657)
Transfers between subaccounts, net	28	(452,868)	891,726
Maintenance charges and mortality adjustments	(14)	(2,373)	(2,214)
Increase (decrease) in net assets from contract transactions	(1,015)	(545,025)	922,059
Total increase (decrease) in net assets	(698)	(476,649)	1,155,219
Net assets as of December 31, 2017	$26,555	$456,416	$1,393,122
Investment income (loss):
Dividend distributions	957	1,526	741
Investment Expenses:
Mortality and expense risk and administrative charges	(513)	(3,399)	(8,183)
Net investment income (loss)	444	(1,873)	(7,442)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	7,697	85,333
Realized capital gain (loss) on investments	1,035	(10,295)	105,368
Change in unrealized appreciation (depreciation)	(4,633)	(39,763)	(279,645)
Net gain (loss) on investments	(3,598)	(42,361)	(88,944)
Net increase (decrease) in net assets from operations	(3,154)	(44,234)	(96,386)
Contract owner transactions:
Variable annuity deposits	3	164	167
Terminations, withdrawals and annuity payments	(1,617)	(102,412)	(378,589)
Transfers between subaccounts, net	(1,790)	(121,906)	(559,578)
Maintenance charges and mortality adjustments	(32)	(657)	(2,315)
Increase (decrease) in net assets from contract transactions	(3,436)	(224,811)	(940,315)
Total increase (decrease) in net assets	(6,590)	(269,045)	(1,036,701)
Net assets as of December 31, 2018	$19,965	$187,371	$356,421

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services
Net assets as of December 31, 2016	$566,621	$244,043	$149,423
Investment income (loss):
Dividend distributions	-	571	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,517)	(2,047)	(886)
Net investment income (loss)	(4,517)	(1,476)	(886)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	53,501	(87,196)	(38,839)
Change in unrealized appreciation (depreciation)	47,719	42,313	23,289
Net gain (loss) on investments	101,220	(44,883)	(15,550)
Net increase (decrease) in net assets from operations	96,703	(46,359)	(16,436)
Contract owner transactions:
Variable annuity deposits	-	65	-
Terminations, withdrawals and annuity payments	(72,030)	(24,992)	(10,293)
Transfers between subaccounts, net	(192,761)	(82,373)	(67,018)
Maintenance charges and mortality adjustments	(1,888)	(684)	(210)
Increase (decrease) in net assets from contract transactions	(266,679)	(107,984)	(77,521)
Total increase (decrease) in net assets	(169,976)	(154,343)	(93,957)
Net assets as of December 31, 2017	$396,645	$89,700	$55,466
Investment income (loss):
Dividend distributions	-	1,115	1,623
Investment Expenses:
Mortality and expense risk and administrative charges	(2,690)	(2,187)	(653)
Net investment income (loss)	(2,690)	(1,072)	970
Increase (decrease) in net assets from operations:
Capital gain distributions	6,007	-	-
Realized capital gain (loss) on investments	83,230	(44,343)	(3,504)
Change in unrealized appreciation (depreciation)	(91,334)	(16,210)	(22,270)
Net gain (loss) on investments	(2,097)	(60,553)	(25,774)
Net increase (decrease) in net assets from operations	(4,787)	(61,625)	(24,804)
Contract owner transactions:
Variable annuity deposits	1,286	37	-
Terminations, withdrawals and annuity payments	(108,160)	(13,473)	(2,343)
Transfers between subaccounts, net	(144,058)	48,673	271
Maintenance charges and mortality adjustments	(1,031)	(964)	(166)
Increase (decrease) in net assets from contract transactions	(251,963)	34,273	(2,238)
Total increase (decrease) in net assets	(256,750)	(27,352)	(27,042)
Net assets as of December 31, 2018	$139,895	$62,348	$28,424

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy
Net assets as of December 31, 2016	$19	$90,902	$178,007
Investment income (loss):
Dividend distributions	59	613	1,353
Investment Expenses:
Mortality and expense risk and administrative charges	(1,381)	(1,586)	(1,149)
Net investment income (loss)	(1,322)	(973)	204
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(672)	5,979	596
Change in unrealized appreciation (depreciation)	240	13,134	9,147
Net gain (loss) on investments	(432)	19,113	9,743
Net increase (decrease) in net assets from operations	(1,754)	18,140	9,947
Contract owner transactions:
Variable annuity deposits	-	45,072	-
Terminations, withdrawals and annuity payments	(6,070)	(6,875)	(10,202)
Transfers between subaccounts, net	78,254	41,950	(103,992)
Maintenance charges and mortality adjustments	(726)	(165)	(545)
Increase (decrease) in net assets from contract transactions	71,458	79,982	(114,739)
Total increase (decrease) in net assets	69,704	98,122	(104,792)
Net assets as of December 31, 2017	$69,723	$189,024	$73,215
Investment income (loss):
Dividend distributions	4	2,265	1,066
Investment Expenses:
Mortality and expense risk and administrative charges	(478)	(1,727)	(851)
Net investment income (loss)	(474)	538	215
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	59
Realized capital gain (loss) on investments	(1,546)	(1,807)	(2,996)
Change in unrealized appreciation (depreciation)	(9,078)	(25,924)	(2,621)
Net gain (loss) on investments	(10,624)	(27,731)	(5,558)
Net increase (decrease) in net assets from operations	(11,098)	(27,193)	(5,343)
Contract owner transactions:
Variable annuity deposits	-	95	10
Terminations, withdrawals and annuity payments	(26)	(29,855)	(30,984)
Transfers between subaccounts, net	(8,114)	(59,000)	26,176
Maintenance charges and mortality adjustments	(123)	(691)	(392)
Increase (decrease) in net assets from contract transactions	(8,263)	(89,451)	(5,190)
Total increase (decrease) in net assets	(19,361)	(116,644)	(10,533)
Net assets as of December 31, 2018	$50,362	$72,380	$62,682

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Health Care	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy
Net assets as of December 31, 2016	$479,767	$205,632	$-
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,957)	(3,655)	-
Net investment income (loss)	(6,957)	(3,655)	-
Increase (decrease) in net assets from operations:
Capital gain distributions	18,242	1,485	-
Realized capital gain (loss) on investments	6,328	8,575	-
Change in unrealized appreciation (depreciation)	86,554	66,477	-
Net gain (loss) on investments	111,124	76,537	-
Net increase (decrease) in net assets from operations	104,167	72,882	-
Contract owner transactions:
Variable annuity deposits	2	45,098	-
Terminations, withdrawals and annuity payments	(51,844)	(31,439)	-
Transfers between subaccounts, net	(18,923)	61,321	-
Maintenance charges and mortality adjustments	(2,263)	(1,622)	-
Increase (decrease) in net assets from contract transactions	(73,028)	73,358	-
Total increase (decrease) in net assets	31,139	146,240	-
Net assets as of December 31, 2017	$510,906	$351,872	$-
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,951)	(4,076)	(3)
Net investment income (loss)	(6,951)	(4,076)	(3)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,964	4,519	-
Realized capital gain (loss) on investments	16,076	57,004	(722)
Change in unrealized appreciation (depreciation)	(24,109)	(58,663)	-
Net gain (loss) on investments	(1,069)	2,860	(722)
Net increase (decrease) in net assets from operations	(8,020)	(1,216)	(725)
Contract owner transactions:
Variable annuity deposits	3,188	836	-
Terminations, withdrawals and annuity payments	(98,435)	(119,482)	-
Transfers between subaccounts, net	(47,712)	(90,388)	726
Maintenance charges and mortality adjustments	(2,035)	(1,612)	(1)
Increase (decrease) in net assets from contract transactions	(144,994)	(210,646)	725
Total increase (decrease) in net assets	(153,014)	(211,862)	-
Net assets as of December 31, 2018	$357,892	$140,010	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy
Net assets as of December 31, 2016	$9,610	$48,249	$35,694
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(532)	(65)	(329)
Net investment income (loss)	(532)	(65)	(329)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(8,624)	(5,600)	(3,423)
Change in unrealized appreciation (depreciation)	(3,303)	3,547	(5,765)
Net gain (loss) on investments	(11,927)	(2,053)	(9,188)
Net increase (decrease) in net assets from operations	(12,459)	(2,118)	(9,517)
Contract owner transactions:
Variable annuity deposits	-	-	15,000
Terminations, withdrawals and annuity payments	(21,763)	(191)	(1,249)
Transfers between subaccounts, net	161,021	(45,933)	(3,513)
Maintenance charges and mortality adjustments	(143)	(7)	(68)
Increase (decrease) in net assets from contract transactions	139,115	(46,131)	10,170
Total increase (decrease) in net assets	126,656	(48,249)	653
Net assets as of December 31, 2017	$136,266	$-	$36,347
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(605)	-	(448)
Net investment income (loss)	(605)	-	(448)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	3,670	-	(2,762)
Change in unrealized appreciation (depreciation)	1,873	-	545
Net gain (loss) on investments	5,543	-	(2,217)
Net increase (decrease) in net assets from operations	4,938	-	(2,665)
Contract owner transactions:
Variable annuity deposits	-	-	8
Terminations, withdrawals and annuity payments	(8,464)	-	(29,320)
Transfers between subaccounts, net	(19,497)	-	31,827
Maintenance charges and mortality adjustments	(161)	-	(104)
Increase (decrease) in net assets from contract transactions	(28,122)	-	2,411
Total increase (decrease) in net assets	(23,184)	-	(254)
Net assets as of December 31, 2018	$113,082	$-	$36,093

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Inverse Russell 2000 Strategy	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy
Net assets as of December 31, 2016	$812,556	$90,872	$18,077
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,107)	(193)	(432)
Net investment income (loss)	(2,107)	(193)	(432)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(41,598)	(11,772)	238
Change in unrealized appreciation (depreciation)	9,855	3,652	11,240
Net gain (loss) on investments	(31,743)	(8,120)	11,478
Net increase (decrease) in net assets from operations	(33,850)	(8,313)	11,046
Contract owner transactions:
Variable annuity deposits	3	-	30,847
Terminations, withdrawals and annuity payments	(22,490)	(49,624)	(665)
Transfers between subaccounts, net	(754,653)	(1,023)	17,992
Maintenance charges and mortality adjustments	(366)	(9)	(96)
Increase (decrease) in net assets from contract transactions	(777,506)	(50,656)	48,078
Total increase (decrease) in net assets	(811,356)	(58,969)	59,124
Net assets as of December 31, 2017	$1,200	$31,903	$77,201
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(14)	(104)	(930)
Net investment income (loss)	(14)	(104)	(930)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	12,322
Realized capital gain (loss) on investments	(7)	(10,865)	1,610
Change in unrealized appreciation (depreciation)	129	12,387	(28,316)
Net gain (loss) on investments	122	1,522	(14,384)
Net increase (decrease) in net assets from operations	108	1,418	(15,314)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(25,126)	(127)
Transfers between subaccounts, net	-	17,115	(13,357)
Maintenance charges and mortality adjustments	(32)	(3)	(117)
Increase (decrease) in net assets from contract transactions	(32)	(8,014)	(13,601)
Total increase (decrease) in net assets	76	(6,596)	(28,915)
Net assets as of December 31, 2018	$1,276	$25,307	$48,286

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VIF NASDAQ-100
Net assets as of December 31, 2016	$35,249	$119,977	$1,395,265
Investment income (loss):
Dividend distributions	88	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(695)	(3,824)	(6,821)
Net investment income (loss)	(607)	(3,824)	(6,821)
Increase (decrease) in net assets from operations:
Capital gain distributions	70	55,604	17,823
Realized capital gain (loss) on investments	3,363	11,658	87,280
Change in unrealized appreciation (depreciation)	6,800	(30,193)	(24,706)
Net gain (loss) on investments	10,233	37,069	80,397
Net increase (decrease) in net assets from operations	9,626	33,245	73,576
Contract owner transactions:
Variable annuity deposits	30,847	-	-
Terminations, withdrawals and annuity payments	(256)	(31,561)	(54,605)
Transfers between subaccounts, net	3,683	(12,012)	699,601
Maintenance charges and mortality adjustments	(222)	(1,254)	(3,533)
Increase (decrease) in net assets from contract transactions	34,052	(44,827)	641,463
Total increase (decrease) in net assets	43,678	(11,582)	715,039
Net assets as of December 31, 2017	$78,927	$108,395	$2,110,304
Investment income (loss):
Dividend distributions	208	254	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,076)	(955)	(12,212)
Net investment income (loss)	(868)	(701)	(12,212)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,763	24,322	28,976
Realized capital gain (loss) on investments	133	(24,379)	79,680
Change in unrealized appreciation (depreciation)	(12,510)	(13,898)	(108,508)
Net gain (loss) on investments	(10,614)	(13,955)	148
Net increase (decrease) in net assets from operations	(11,482)	(14,656)	(12,064)
Contract owner transactions:
Variable annuity deposits	-	197	27,051
Terminations, withdrawals and annuity payments	(11)	(8,213)	(704,556)
Transfers between subaccounts, net	(25)	(40,477)	(645,056)
Maintenance charges and mortality adjustments	(210)	(80)	(4,514)
Increase (decrease) in net assets from contract transactions	(246)	(48,573)	(1,327,075)
Total increase (decrease) in net assets	(11,728)	(63,229)	(1,339,139)
Net assets as of December 31, 2018	$67,199	$45,166	$771,165

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF NASDAQ-100 2x Strategy	Rydex VIF Nova	Rydex VIF Precious Metals
Net assets as of December 31, 2016	$156,358	$238,923	$182,949
Investment income (loss):
Dividend distributions	-	57	7,670
Investment Expenses:
Mortality and expense risk and administrative charges	(3,656)	(2,432)	(1,943)
Net investment income (loss)	(3,656)	(2,375)	5,727
Increase (decrease) in net assets from operations:
Capital gain distributions	3,941	5,066	-
Realized capital gain (loss) on investments	62,538	76,403	(11,094)
Change in unrealized appreciation (depreciation)	68,158	(13,106)	13,274
Net gain (loss) on investments	134,637	68,363	2,180
Net increase (decrease) in net assets from operations	130,981	65,988	7,907
Contract owner transactions:
Variable annuity deposits	6,139	1	5,987
Terminations, withdrawals and annuity payments	(65,653)	(283,593)	(14,346)
Transfers between subaccounts, net	129,834	98,964	(93,539)
Maintenance charges and mortality adjustments	(1,452)	(1,315)	(498)
Increase (decrease) in net assets from contract transactions	68,868	(185,943)	(102,396)
Total increase (decrease) in net assets	199,849	(119,955)	(94,489)
Net assets as of December 31, 2017	$356,207	$118,968	$88,460
Investment income (loss):
Dividend distributions	-	142	3,849
Investment Expenses:
Mortality and expense risk and administrative charges	(6,787)	(2,340)	(1,233)
Net investment income (loss)	(6,787)	(2,198)	2,616
Increase (decrease) in net assets from operations:
Capital gain distributions	107,347	5,224	-
Realized capital gain (loss) on investments	9,301	8,811	(7,501)
Change in unrealized appreciation (depreciation)	(173,965)	(101,906)	(4,852)
Net gain (loss) on investments	(57,317)	(87,871)	(12,353)
Net increase (decrease) in net assets from operations	(64,104)	(90,069)	(9,737)
Contract owner transactions:
Variable annuity deposits	66,607	213	15,693
Terminations, withdrawals and annuity payments	(30,609)	(90,151)	(12,845)
Transfers between subaccounts, net	93,833	433,200	47,517
Maintenance charges and mortality adjustments	(2,044)	(1,084)	(270)
Increase (decrease) in net assets from contract transactions	127,787	342,178	50,095
Total increase (decrease) in net assets	63,683	252,109	40,358
Net assets as of December 31, 2018	$419,890	$371,077	$128,818

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000 1.5x Strategy
Net assets as of December 31, 2016	$170,106	$58,502	$75,627
Investment income (loss):
Dividend distributions	4,337	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,260)	(534)	(3,308)
Net investment income (loss)	2,077	(534)	(3,308)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	94
Realized capital gain (loss) on investments	1,393	(4,090)	305
Change in unrealized appreciation (depreciation)	5,348	7,098	(10,700)
Net gain (loss) on investments	6,741	3,008	(10,301)
Net increase (decrease) in net assets from operations	8,818	2,474	(13,609)
Contract owner transactions:
Variable annuity deposits	39	-	-
Terminations, withdrawals and annuity payments	(24,813)	-	(6,524)
Transfers between subaccounts, net	15,711	(30,614)	1,132
Maintenance charges and mortality adjustments	(718)	(246)	(1,104)
Increase (decrease) in net assets from contract transactions	(9,781)	(30,860)	(6,496)
Total increase (decrease) in net assets	(963)	(28,386)	(20,105)
Net assets as of December 31, 2017	$169,143	$30,116	$55,522
Investment income (loss):
Dividend distributions	962	6	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,329)	(799)	(5,171)
Net investment income (loss)	(367)	(793)	(5,171)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	30,496
Realized capital gain (loss) on investments	1,414	(4,350)	(1,624)
Change in unrealized appreciation (depreciation)	(12,833)	(6,552)	(202,919)
Net gain (loss) on investments	(11,419)	(10,902)	(174,047)
Net increase (decrease) in net assets from operations	(11,786)	(11,695)	(179,218)
Contract owner transactions:
Variable annuity deposits	-	406	145
Terminations, withdrawals and annuity payments	(24,920)	(3,738)	(15,651)
Transfers between subaccounts, net	(23,048)	59,504	638,117
Maintenance charges and mortality adjustments	(473)	(267)	(2,074)
Increase (decrease) in net assets from contract transactions	(48,441)	55,905	620,537
Total increase (decrease) in net assets	(60,227)	44,210	441,319
Net assets as of December 31, 2018	$108,916	$74,326	$496,841

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth
Net assets as of December 31, 2016	$200	$108,417	$411,796
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(750)	(2,279)	(7,004)
Net investment income (loss)	(750)	(2,279)	(7,004)
Increase (decrease) in net assets from operations:
Capital gain distributions	891	4,298	20,270
Realized capital gain (loss) on investments	(42,273)	14,103	64,446
Change in unrealized appreciation (depreciation)	19	47,730	47,482
Net gain (loss) on investments	(41,363)	66,131	132,198
Net increase (decrease) in net assets from operations	(42,113)	63,852	125,194
Contract owner transactions:
Variable annuity deposits	22,204	-	3,323
Terminations, withdrawals and annuity payments	(7,250)	(4,838)	(50,448)
Transfers between subaccounts, net	27,498	151,335	83,198
Maintenance charges and mortality adjustments	(293)	(932)	(3,189)
Increase (decrease) in net assets from contract transactions	42,159	145,565	32,884
Total increase (decrease) in net assets	46	209,417	158,078
Net assets as of December 31, 2017	$246	$317,834	$569,874
Investment income (loss):
Dividend distributions	-	144	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5)	(4,101)	(10,314)
Net investment income (loss)	(5)	(3,957)	(10,314)
Increase (decrease) in net assets from operations:
Capital gain distributions	21	18,137	86,282
Realized capital gain (loss) on investments	-	14,965	9,249
Change in unrealized appreciation (depreciation)	72	(83,273)	(179,511)
Net gain (loss) on investments	93	(50,171)	(83,980)
Net increase (decrease) in net assets from operations	88	(54,128)	(94,294)
Contract owner transactions:
Variable annuity deposits	-	-	656
Terminations, withdrawals and annuity payments	-	(12,040)	(168,332)
Transfers between subaccounts, net	10,195	(3,552)	503,873
Maintenance charges and mortality adjustments	(2)	(1,120)	(4,033)
Increase (decrease) in net assets from contract transactions	10,193	(16,712)	332,164
Total increase (decrease) in net assets	10,281	(70,840)	237,870
Net assets as of December 31, 2018	$10,527	$246,994	$807,744

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Net assets as of December 31, 2016	$1,744,577	$80,787	$1,463,005
Investment income (loss):
Dividend distributions	4,642	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,946)	(3,866)	(5,898)
Net investment income (loss)	(2,304)	(3,866)	(5,898)
Increase (decrease) in net assets from operations:
Capital gain distributions	28,355	-	22,774
Realized capital gain (loss) on investments	81,996	13,623	55,988
Change in unrealized appreciation (depreciation)	(9,389)	23,102	(18,915)
Net gain (loss) on investments	100,962	36,725	59,847
Net increase (decrease) in net assets from operations	98,658	32,859	53,949
Contract owner transactions:
Variable annuity deposits	-	5,554	31,959
Terminations, withdrawals and annuity payments	(64,383)	(4,711)	(12,548)
Transfers between subaccounts, net	(1,136,777)	936,759	(392,193)
Maintenance charges and mortality adjustments	(3,085)	(1,917)	(2,613)
Increase (decrease) in net assets from contract transactions	(1,204,245)	935,685	(375,395)
Total increase (decrease) in net assets	(1,105,587)	968,544	(321,446)
Net assets as of December 31, 2017	$638,990	$1,049,331	$1,141,559
Investment income (loss):
Dividend distributions	2,906	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5,833)	(5,174)	(4,821)
Net investment income (loss)	(2,927)	(5,174)	(4,821)
Increase (decrease) in net assets from operations:
Capital gain distributions	33,048	16,421	35,573
Realized capital gain (loss) on investments	39,377	42,379	(10,831)
Change in unrealized appreciation (depreciation)	(145,968)	(78,860)	(102,950)
Net gain (loss) on investments	(73,543)	(20,060)	(78,208)
Net increase (decrease) in net assets from operations	(76,470)	(25,234)	(83,029)
Contract owner transactions:
Variable annuity deposits	172	72,770	5,271
Terminations, withdrawals and annuity payments	(109,621)	(357,981)	(360,034)
Transfers between subaccounts, net	(17,225)	(558,795)	(563,370)
Maintenance charges and mortality adjustments	(2,437)	(1,795)	(1,503)
Increase (decrease) in net assets from contract transactions	(129,111)	(845,801)	(919,636)
Total increase (decrease) in net assets	(205,581)	(871,035)	(1,002,665)
Net assets as of December 31, 2018	$433,409	$178,296	$138,894

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy
Net assets as of December 31, 2016	$66,195	$1,472,001	$45,195
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,854)	(5,624)	(296)
Net investment income (loss)	(4,854)	(5,624)	(296)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,501	2,209	360
Realized capital gain (loss) on investments	(2,245)	(45,942)	(2,881)
Change in unrealized appreciation (depreciation)	(1,556)	(69,109)	(2,754)
Net gain (loss) on investments	(2,300)	(112,842)	(5,275)
Net increase (decrease) in net assets from operations	(7,154)	(118,466)	(5,571)
Contract owner transactions:
Variable annuity deposits	1,662	3,842	-
Terminations, withdrawals and annuity payments	(1,068)	(6,055)	(3,045)
Transfers between subaccounts, net	(20,070)	(1,280,482)	(32,944)
Maintenance charges and mortality adjustments	(1,490)	(1,515)	(54)
Increase (decrease) in net assets from contract transactions	(20,966)	(1,284,210)	(36,043)
Total increase (decrease) in net assets	(28,120)	(1,402,676)	(41,614)
Net assets as of December 31, 2017	$38,075	$69,325	$3,581
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5,446)	(3,930)	(151)
Net investment income (loss)	(5,446)	(3,930)	(151)
Increase (decrease) in net assets from operations:
Capital gain distributions	15,315	-	-
Realized capital gain (loss) on investments	694	(13,488)	369
Change in unrealized appreciation (depreciation)	(127,508)	(69,141)	800
Net gain (loss) on investments	(111,499)	(82,629)	1,169
Net increase (decrease) in net assets from operations	(116,945)	(86,559)	1,018
Contract owner transactions:
Variable annuity deposits	390	791	-
Terminations, withdrawals and annuity payments	(21,982)	(13,329)	(783)
Transfers between subaccounts, net	654,372	237,180	6,918
Maintenance charges and mortality adjustments	(2,122)	(1,184)	(2)
Increase (decrease) in net assets from contract transactions	630,658	223,458	6,133
Total increase (decrease) in net assets	513,713	136,899	7,151
Net assets as of December 31, 2018	$551,788	$206,224	$10,732

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation
Net assets as of December 31, 2016	$267,516	$158,978	$264,948
Investment income (loss):
Dividend distributions	-	1,929	25
Investment Expenses:
Mortality and expense risk and administrative charges	(4,544)	(2,605)	(386)
Net investment income (loss)	(4,544)	(676)	(361)
Increase (decrease) in net assets from operations:
Capital gain distributions	9,456	2,538	-
Realized capital gain (loss) on investments	17,789	4,986	7,050
Change in unrealized appreciation (depreciation)	67,194	(545)	404
Net gain (loss) on investments	94,439	6,979	7,454
Net increase (decrease) in net assets from operations	89,895	6,303	7,093
Contract owner transactions:
Variable annuity deposits	1	40	-
Terminations, withdrawals and annuity payments	(46,261)	(28,351)	(31,944)
Transfers between subaccounts, net	44,803	246	(165,631)
Maintenance charges and mortality adjustments	(2,108)	(1,196)	(60)
Increase (decrease) in net assets from contract transactions	(3,565)	(29,261)	(197,635)
Total increase (decrease) in net assets	86,330	(22,958)	(190,542)
Net assets as of December 31, 2017	$353,846	$136,020	$74,406
Investment income (loss):
Dividend distributions	-	376	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,190)	(1,033)	(247)
Net investment income (loss)	(4,190)	(657)	(247)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,385	1,052	61
Realized capital gain (loss) on investments	80,043	2,838	57
Change in unrealized appreciation (depreciation)	(81,906)	(5,943)	(3,701)
Net gain (loss) on investments	4,522	(2,053)	(3,583)
Net increase (decrease) in net assets from operations	332	(2,710)	(3,830)
Contract owner transactions:
Variable annuity deposits	2,127	-	836
Terminations, withdrawals and annuity payments	(172,991)	(51,863)	(42,722)
Transfers between subaccounts, net	(60,196)	(52,232)	(27,620)
Maintenance charges and mortality adjustments	(1,689)	(484)	(32)
Increase (decrease) in net assets from contract transactions	(232,749)	(104,579)	(69,538)
Total increase (decrease) in net assets	(232,417)	(107,289)	(73,368)
Net assets as of December 31, 2018	$121,429	$28,731	$1,038

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Rydex VIF U.S. Government Money Market (c)	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy
Net assets as of December 31, 2016	$3,881,074	$626,054	$-
Investment income (loss):
Dividend distributions	61	13,223	-
Investment Expenses:
Mortality and expense risk and administrative charges	(47,488)	(7,543)	(89)
Net investment income (loss)	(47,427)	5,680	(89)
Increase (decrease) in net assets from operations:
Capital gain distributions	392	13,476	-
Realized capital gain (loss) on investments	-	47,931	(141)
Change in unrealized appreciation (depreciation)	1	555	205
Net gain (loss) on investments	393	61,962	64
Net increase (decrease) in net assets from operations	(47,034)	67,642	(25)
Contract owner transactions:
Variable annuity deposits	1,557,457	19	-
Terminations, withdrawals and annuity payments	(1,438,928)	(135,017)	(262)
Transfers between subaccounts, net	(220,216)	(179,740)	11,295
Maintenance charges and mortality adjustments	(9,046)	(2,336)	(3)
Increase (decrease) in net assets from contract transactions	(110,733)	(317,074)	11,030
Total increase (decrease) in net assets	(157,767)	(249,432)	11,005
Net assets as of December 31, 2017	$3,723,307	$376,622	$11,005
Investment income (loss):
Dividend distributions	23,111	3,026	-
Investment Expenses:
Mortality and expense risk and administrative charges	(48,551)	(2,249)	(56)
Net investment income (loss)	(25,440)	777	(56)
Increase (decrease) in net assets from operations:
Capital gain distributions	82	822	-
Realized capital gain (loss) on investments	-	3,194	(1,607)
Change in unrealized appreciation (depreciation)	-	(10,849)	(202)
Net gain (loss) on investments	82	(6,833)	(1,809)
Net increase (decrease) in net assets from operations	(25,358)	(6,056)	(1,865)
Contract owner transactions:
Variable annuity deposits	940,647	264	-
Terminations, withdrawals and annuity payments	(1,385,976)	(80,761)	(949)
Transfers between subaccounts, net	327,120	84,823	(7,564)
Maintenance charges and mortality adjustments	(11,055)	(889)	(7)
Increase (decrease) in net assets from contract transactions	(129,264)	3,437	(8,520)
Total increase (decrease) in net assets	(154,622)	(2,619)	(10,385)
Net assets as of December 31, 2018	$3,568,685	$374,003	$620

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	SEI VP Balanced Strategy	SEI VP Conservative Strategy	SEI VP Market Growth Strategy
Net assets as of December 31, 2016	$-	$40,011	$251,916
Investment income (loss):
Dividend distributions	-	682	3,438
Investment Expenses:
Mortality and expense risk and administrative charges	-	(590)	(3,375)
Net investment income (loss)	-	92	63
Increase (decrease) in net assets from operations:
Capital gain distributions	-	188	-
Realized capital gain (loss) on investments	-	1	(25)
Change in unrealized appreciation (depreciation)	-	1,060	29,297
Net gain (loss) on investments	-	1,249	29,272
Net increase (decrease) in net assets from operations	-	1,341	29,335
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(34,000)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	(34,000)
Total increase (decrease) in net assets	-	1,341	(4,665)
Net assets as of December 31, 2017	$-	$41,352	$247,251
Investment income (loss):
Dividend distributions	21,711	630	4,502
Investment Expenses:
Mortality and expense risk and administrative charges	(3,622)	(598)	(3,389)
Net investment income (loss)	18,089	32	1,113
Increase (decrease) in net assets from operations:
Capital gain distributions	13,016	583	1,762
Realized capital gain (loss) on investments	(324)	(5)	830
Change in unrealized appreciation (depreciation)	(104,198)	(2,139)	(25,606)
Net gain (loss) on investments	(91,506)	(1,561)	(23,014)
Net increase (decrease) in net assets from operations	(73,417)	(1,529)	(21,901)
Contract owner transactions:
Variable annuity deposits	1,138,683	-	-
Terminations, withdrawals and annuity payments	(8,404)	-	(11,580)
Transfers between subaccounts, net	-	-	9
Maintenance charges and mortality adjustments	(2,218)	-	-
Increase (decrease) in net assets from contract transactions	1,128,061	-	(11,571)
Total increase (decrease) in net assets	1,054,644	(1,529)	(33,472)
Net assets as of December 31, 2018	$1,054,644	$39,823	$213,779

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Net assets as of December 31, 2016	$287,948	$504,854	$279,412
Investment income (loss):
Dividend distributions	-	6,893	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,676)	(2,607)	(3,397)
Net investment income (loss)	(3,676)	4,286	(3,397)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,711	49,858	15,564
Realized capital gain (loss) on investments	6,769	24,533	3,283
Change in unrealized appreciation (depreciation)	97,312	(17,062)	56,086
Net gain (loss) on investments	109,792	57,329	74,933
Net increase (decrease) in net assets from operations	106,116	61,615	71,536
Contract owner transactions:
Variable annuity deposits	15,118	157,136	111
Terminations, withdrawals and annuity payments	(29,065)	(194,764)	(34,609)
Transfers between subaccounts, net	104,780	-	59,841
Maintenance charges and mortality adjustments	(539)	(7)	(732)
Increase (decrease) in net assets from contract transactions	90,294	(37,635)	24,611
Total increase (decrease) in net assets	196,410	23,980	96,147
Net assets as of December 31, 2017	$484,358	$528,834	$375,559
Investment income (loss):
Dividend distributions	-	9,080	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,858)	(3,600)	(4,629)
Net investment income (loss)	(6,858)	5,480	(4,629)
Increase (decrease) in net assets from operations:
Capital gain distributions	24,640	53,594	28,022
Realized capital gain (loss) on investments	63,259	1,722	5,756
Change in unrealized appreciation (depreciation)	(105,912)	(120,074)	(37,780)
Net gain (loss) on investments	(18,013)	(64,758)	(4,002)
Net increase (decrease) in net assets from operations	(24,871)	(59,278)	(8,631)
Contract owner transactions:
Variable annuity deposits	159,148	156,561	33,735
Terminations, withdrawals and annuity payments	(15,954)	(92,779)	(26,525)
Transfers between subaccounts, net	117,744	(7,053)	88,746
Maintenance charges and mortality adjustments	(1,078)	(7)	(1,019)
Increase (decrease) in net assets from contract transactions	259,860	56,722	94,937
Total increase (decrease) in net assets	234,989	(2,556)	86,306
Net assets as of December 31, 2018	$719,347	$526,278	$461,865

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Net assets as of December 31, 2016	$263,708	$211,602	$303,870
Investment income (loss):
Dividend distributions	2,025	2,675	7,779
Investment Expenses:
Mortality and expense risk and administrative charges	(1,884)	(3,418)	(2,295)
Net investment income (loss)	141	(743)	5,484
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(3,361)	47,082	1,816
Change in unrealized appreciation (depreciation)	2,810	59,823	46,776
Net gain (loss) on investments	(551)	106,905	48,592
Net increase (decrease) in net assets from operations	(410)	106,162	54,076
Contract owner transactions:
Variable annuity deposits	33,484	31,179	57,418
Terminations, withdrawals and annuity payments	(1,723)	(44,509)	(16,622)
Transfers between subaccounts, net	(162,515)	97,466	(12,070)
Maintenance charges and mortality adjustments	(184)	(385)	(656)
Increase (decrease) in net assets from contract transactions	(130,938)	83,751	28,070
Total increase (decrease) in net assets	(131,348)	189,913	82,146
Net assets as of December 31, 2017	$132,360	$401,515	$386,016
Investment income (loss):
Dividend distributions	2,043	2,506	10,050
Investment Expenses:
Mortality and expense risk and administrative charges	(1,582)	(2,966)	(2,194)
Net investment income (loss)	461	(460)	7,856
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(745)	1,246	(380)
Change in unrealized appreciation (depreciation)	(387)	(64,434)	(71,214)
Net gain (loss) on investments	(1,132)	(63,188)	(71,594)
Net increase (decrease) in net assets from operations	(671)	(63,648)	(63,738)
Contract owner transactions:
Variable annuity deposits	958	132	5,813
Terminations, withdrawals and annuity payments	(13,973)	(15,785)	(8,199)
Transfers between subaccounts, net	(40,590)	32,588	17,855
Maintenance charges and mortality adjustments	(94)	76	(323)
Increase (decrease) in net assets from contract transactions	(53,699)	17,011	15,146
Total increase (decrease) in net assets	(54,370)	(46,637)	(48,592)
Net assets as of December 31, 2018	$77,990	$354,878	$337,424

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Templeton Global Bond VIP Fund	VanEck VIP Global Gold	VanEck VIP Global Hard Assets
Net assets as of December 31, 2016	$462,612	$20,500	$119,739
Investment income (loss):
Dividend distributions	-	1,002	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,457)	(453)	(484)
Net investment income (loss)	(3,457)	549	(484)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,266	-	-
Realized capital gain (loss) on investments	4,422	20	(4,600)
Change in unrealized appreciation (depreciation)	3,791	(3,068)	2,283
Net gain (loss) on investments	9,479	(3,048)	(2,317)
Net increase (decrease) in net assets from operations	6,022	(2,499)	(2,801)
Contract owner transactions:
Variable annuity deposits	97,612	475	12,957
Terminations, withdrawals and annuity payments	(16,114)	(23)	(13,647)
Transfers between subaccounts, net	(131,220)	(12,421)	(14,574)
Maintenance charges and mortality adjustments	(148)	(104)	(8)
Increase (decrease) in net assets from contract transactions	(49,870)	(12,073)	(15,272)
Total increase (decrease) in net assets	(43,848)	(14,572)	(18,073)
Net assets as of December 31, 2017	$418,764	$5,928	$101,666
Investment income (loss):
Dividend distributions	-	171	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,185)	(85)	(384)
Net investment income (loss)	(4,185)	86	(384)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	1,147	(13)	(3,267)
Change in unrealized appreciation (depreciation)	7,337	(1,281)	(21,545)
Net gain (loss) on investments	8,484	(1,294)	(24,812)
Net increase (decrease) in net assets from operations	4,299	(1,208)	(25,196)
Contract owner transactions:
Variable annuity deposits	29,022	1,007	2
Terminations, withdrawals and annuity payments	(4,567)	-	(3,377)
Transfers between subaccounts, net	(4,538)	-	(11,228)
Maintenance charges and mortality adjustments	(101)	-	-
Increase (decrease) in net assets from contract transactions	19,816	1,007	(14,603)
Total increase (decrease) in net assets	24,115	(201)	(39,799)
Net assets as of December 31, 2018	$442,879	$5,727	$61,867

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation
Net assets as of December 31, 2016	$39,734	$-	$105,199
Investment income (loss):
Dividend distributions	1,500	152	2,162
Investment Expenses:
Mortality and expense risk and administrative charges	(1,117)	(217)	(2,039)
Net investment income (loss)	383	(65)	123
Increase (decrease) in net assets from operations:
Capital gain distributions	2,363	334	1,919
Realized capital gain (loss) on investments	75	23	60
Change in unrealized appreciation (depreciation)	5,937	2,192	7,211
Net gain (loss) on investments	8,375	2,549	9,190
Net increase (decrease) in net assets from operations	8,758	2,484	9,313
Contract owner transactions:
Variable annuity deposits	24,494	-	-
Terminations, withdrawals and annuity payments	(603)	(249)	-
Transfers between subaccounts, net	22,233	12,242	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	46,124	11,993	-
Total increase (decrease) in net assets	54,882	14,477	9,313
Net assets as of December 31, 2017	$94,616	$14,477	$114,512
Investment income (loss):
Dividend distributions	2,677	127	2,293
Investment Expenses:
Mortality and expense risk and administrative charges	(1,569)	(281)	(3,525)
Net investment income (loss)	1,108	(154)	(1,232)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,653	399	2,493
Realized capital gain (loss) on investments	(1,254)	102	61
Change in unrealized appreciation (depreciation)	(11,252)	(762)	(12,592)
Net gain (loss) on investments	(6,853)	(261)	(10,038)
Net increase (decrease) in net assets from operations	(5,745)	(415)	(11,270)
Contract owner transactions:
Variable annuity deposits	20,742	1	144,716
Terminations, withdrawals and annuity payments	(17,479)	(267)	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	3,263	(266)	144,716
Total increase (decrease) in net assets	(2,482)	(681)	133,446
Net assets as of December 31, 2018	$92,134	$13,796	$247,958

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Growth
Net assets as of December 31, 2016	$204,205	$190,843	$-
Investment income (loss):
Dividend distributions	5,358	3,730	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,872)	(1,759)	-
Net investment income (loss)	2,486	1,971	-
Increase (decrease) in net assets from operations:
Capital gain distributions	6,746	6,371	-
Realized capital gain (loss) on investments	240	558	-
Change in unrealized appreciation (depreciation)	23,998	30,047	-
Net gain (loss) on investments	30,984	36,976	-
Net increase (decrease) in net assets from operations	33,470	38,947	-
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(5,509)	(3,823)	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(392)	(293)	-
Increase (decrease) in net assets from contract transactions	(5,901)	(4,116)	-
Total increase (decrease) in net assets	27,569	34,831	-
Net assets as of December 31, 2017	$231,774	$225,674	$-
Investment income (loss):
Dividend distributions	5,003	4,238	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,364)	(2,148)	(1,148)
Net investment income (loss)	1,639	2,090	(1,148)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,197	4,125	-
Realized capital gain (loss) on investments	6,345	1,304	(138)
Change in unrealized appreciation (depreciation)	(54,915)	(20,639)	(18,570)
Net gain (loss) on investments	(35,373)	(15,210)	(18,708)
Net increase (decrease) in net assets from operations	(33,734)	(13,120)	(19,856)
Contract owner transactions:
Variable annuity deposits	362,463	-	149,616
Terminations, withdrawals and annuity payments	(13,296)	(4,495)	(1,456)
Transfers between subaccounts, net	(100,375)	23,432	-
Maintenance charges and mortality adjustments	(436)	(314)	-
Increase (decrease) in net assets from contract transactions	248,356	18,623	148,160
Total increase (decrease) in net assets	214,622	5,503	128,304
Net assets as of December 31, 2018	$446,396	$231,177	$128,304

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index
Net assets as of December 31, 2016	$907	$167,968	$68,414
Investment income (loss):
Dividend distributions	45	2,210	872
Investment Expenses:
Mortality and expense risk and administrative charges	(418)	(4,183)	(673)
Net investment income (loss)	(373)	(1,973)	199
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,352	3,188
Realized capital gain (loss) on investments	9	1,270	162
Change in unrealized appreciation (depreciation)	1,086	85,384	9,869
Net gain (loss) on investments	1,095	88,006	13,219
Net increase (decrease) in net assets from operations	722	86,033	13,418
Contract owner transactions:
Variable annuity deposits	-	14,021	-
Terminations, withdrawals and annuity payments	(1,562)	(3,846)	(1,034)
Transfers between subaccounts, net	109,521	71,357	14,020
Maintenance charges and mortality adjustments	-	(317)	(77)
Increase (decrease) in net assets from contract transactions	107,959	81,215	12,909
Total increase (decrease) in net assets	108,681	167,248	26,327
Net assets as of December 31, 2017	$109,588	$335,216	$94,741
Investment income (loss):
Dividend distributions	5,139	2,983	1,912
Investment Expenses:
Mortality and expense risk and administrative charges	(724)	(6,624)	(1,795)
Net investment income (loss)	4,415	(3,641)	117
Increase (decrease) in net assets from operations:
Capital gain distributions	-	9,983	7,773
Realized capital gain (loss) on investments	(3,328)	22,300	(411)
Change in unrealized appreciation (depreciation)	(1,139)	(89,566)	(37,973)
Net gain (loss) on investments	(4,467)	(57,283)	(30,611)
Net increase (decrease) in net assets from operations	(52)	(60,924)	(30,494)
Contract owner transactions:
Variable annuity deposits	514	87,398	145,069
Terminations, withdrawals and annuity payments	(110,064)	(5,688)	(6,520)
Transfers between subaccounts, net	14	(29,173)	82,466
Maintenance charges and mortality adjustments	-	(570)	(80)
Increase (decrease) in net assets from contract transactions	(109,536)	51,967	220,935
Total increase (decrease) in net assets	(109,588)	(8,957)	190,441
Net assets as of December 31, 2018	$-	$326,259	$285,182

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF Moderate Allocation	Vanguard VIF Short Term Investment Grade	Vanguard VIF Small Company Growth
Net assets as of December 31, 2016	$111,906	$35,647	$-
Investment income (loss):
Dividend distributions	2,278	35,811	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,891)	(17,367)	(69)
Net investment income (loss)	387	18,444	(69)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,525	3,089	-
Realized capital gain (loss) on investments	94	(12,460)	93
Change in unrealized appreciation (depreciation)	11,726	(918)	1,857
Net gain (loss) on investments	14,345	(10,289)	1,950
Net increase (decrease) in net assets from operations	14,732	8,155	1,881
Contract owner transactions:
Variable annuity deposits	23,644	57,112	-
Terminations, withdrawals and annuity payments	-	(2,051)	(1,202)
Transfers between subaccounts, net	-	38,682	16,515
Maintenance charges and mortality adjustments	(34)	(2,569)	-
Increase (decrease) in net assets from contract transactions	23,610	91,174	15,313
Total increase (decrease) in net assets	38,342	99,329	17,194
Net assets as of December 31, 2017	$150,248	$134,976	$17,194
Investment income (loss):
Dividend distributions	2,747	3,243	149
Investment Expenses:
Mortality and expense risk and administrative charges	(2,244)	(4,120)	(475)
Net investment income (loss)	503	(877)	(326)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,532	-	4,022
Realized capital gain (loss) on investments	1,059	(171)	299
Change in unrealized appreciation (depreciation)	(14,975)	1,091	(9,530)
Net gain (loss) on investments	(9,384)	920	(5,209)
Net increase (decrease) in net assets from operations	(8,881)	43	(5,535)
Contract owner transactions:
Variable annuity deposits	-	185,637	72
Terminations, withdrawals and annuity payments	-	(16,485)	(7,174)
Transfers between subaccounts, net	(10,307)	15,549	50,537
Maintenance charges and mortality adjustments	-	(145)	-
Increase (decrease) in net assets from contract transactions	(10,307)	184,556	43,435
Total increase (decrease) in net assets	(19,188)	184,599	37,900
Net assets as of December 31, 2018	$131,060	$319,575	$55,094

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Vanguard VIF Total Bond Market Index	Vanguard VIF Total Stock Market Index	Vanguard® VIF Real Estate Index_(b)
Net assets as of December 31, 2016	$412,641	$246,392	$41,017
Investment income (loss):
Dividend distributions	9,872	5,029	1,016
Investment Expenses:
Mortality and expense risk and administrative charges	(7,886)	(4,911)	(415)
Net investment income (loss)	1,986	118	601
Increase (decrease) in net assets from operations:
Capital gain distributions	1,329	13,705	1,812
Realized capital gain (loss) on investments	4,189	472	(23)
Change in unrealized appreciation (depreciation)	6,667	34,234	(179)
Net gain (loss) on investments	12,185	48,411	1,610
Net increase (decrease) in net assets from operations	14,171	48,529	2,211
Contract owner transactions:
Variable annuity deposits	7,881	-	-
Terminations, withdrawals and annuity payments	(7,233)	(2,682)	(2,744)
Transfers between subaccounts, net	240,672	28,039	16,518
Maintenance charges and mortality adjustments	(644)	-	(145)
Increase (decrease) in net assets from contract transactions	240,676	25,357	13,629
Total increase (decrease) in net assets	254,847	73,886	15,840
Net assets as of December 31, 2017	$667,488	$320,278	$56,857
Investment income (loss):
Dividend distributions	14,984	5,003	1,623
Investment Expenses:
Mortality and expense risk and administrative charges	(9,777)	(6,480)	(440)
Net investment income (loss)	5,207	(1,477)	1,183
Increase (decrease) in net assets from operations:
Capital gain distributions	1,268	12,791	1,990
Realized capital gain (loss) on investments	(10,625)	1,393	(622)
Change in unrealized appreciation (depreciation)	(115)	(43,466)	(5,901)
Net gain (loss) on investments	(9,472)	(29,282)	(4,533)
Net increase (decrease) in net assets from operations	(4,265)	(30,759)	(3,350)
Contract owner transactions:
Variable annuity deposits	520,687	6,256	36
Terminations, withdrawals and annuity payments	(40,546)	(6,454)	(6,572)
Transfers between subaccounts, net	(260,216)	77,287	-
Maintenance charges and mortality adjustments	(720)	-	(137)
Increase (decrease) in net assets from contract transactions	219,205	77,089	(6,673)
Total increase (decrease) in net assets	214,940	46,330	(10,023)
Net assets as of December 31, 2018	$882,428	$366,608	$46,834

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Virtus Duff & Phelps International Series	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small-Cap Growth Series
Net assets as of December 31, 2016	$207,349	$140,975	$-
Investment income (loss):
Dividend distributions	3,629	2,233	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,002)	(933)	(176)
Net investment income (loss)	2,627	1,300	(176)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	15,006	914
Realized capital gain (loss) on investments	(7,492)	(3,719)	49
Change in unrealized appreciation (depreciation)	36,745	(4,547)	2,989
Net gain (loss) on investments	29,253	6,740	3,952
Net increase (decrease) in net assets from operations	31,880	8,040	3,776
Contract owner transactions:
Variable annuity deposits	44,223	14,752	-
Terminations, withdrawals and annuity payments	(46,530)	(16,394)	(258)
Transfers between subaccounts, net	6,264	12,244	12,243
Maintenance charges and mortality adjustments	(201)	-	-
Increase (decrease) in net assets from contract transactions	3,756	10,602	11,985
Total increase (decrease) in net assets	35,636	18,642	15,761
Net assets as of December 31, 2017	$242,985	$159,617	$15,761
Investment income (loss):
Dividend distributions	7,216	1,410	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,101)	(766)	(3,894)
Net investment income (loss)	6,115	644	(3,894)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	6,641	76,928
Realized capital gain (loss) on investments	(1,716)	(25,072)	265
Change in unrealized appreciation (depreciation)	(48,076)	7,066	(133,194)
Net gain (loss) on investments	(49,792)	(11,365)	(56,001)
Net increase (decrease) in net assets from operations	(43,677)	(10,721)	(59,895)
Contract owner transactions:
Variable annuity deposits	3	1	130,572
Terminations, withdrawals and annuity payments	(11,965)	(4,527)	(11,124)
Transfers between subaccounts, net	25,950	(67,022)	390,899
Maintenance charges and mortality adjustments	(237)	-	(544)
Increase (decrease) in net assets from contract transactions	13,751	(71,548)	509,803
Total increase (decrease) in net assets	(29,926)	(82,269)	449,908
Net assets as of December 31, 2018	$213,059	$77,348	$465,669

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus Rampart Equity Trend Series	Voya MidCap Opportunities Portfolio
Net assets as of December 31, 2016	$117,481	$107,793	$-
Investment income (loss):
Dividend distributions	5,598	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,121)	(1,580)	(333)
Net investment income (loss)	4,477	(1,580)	(333)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,845	1,947
Realized capital gain (loss) on investments	30	(989)	1
Change in unrealized appreciation (depreciation)	2,491	18,633	2,194
Net gain (loss) on investments	2,521	20,489	4,142
Net increase (decrease) in net assets from operations	6,998	18,909	3,809
Contract owner transactions:
Variable annuity deposits	-	-	32,700
Terminations, withdrawals and annuity payments	-	(287)	-
Transfers between subaccounts, net	7,000	(7,235)	-
Maintenance charges and mortality adjustments	-	-	(71)
Increase (decrease) in net assets from contract transactions	7,000	(7,522)	32,629
Total increase (decrease) in net assets	13,998	11,387	36,438
Net assets as of December 31, 2017	$131,479	$119,180	$36,438
Investment income (loss):
Dividend distributions	5,839	40	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,189)	(756)	(575)
Net investment income (loss)	4,650	(716)	(575)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	29,043	4,104
Realized capital gain (loss) on investments	1	(19,794)	21
Change in unrealized appreciation (depreciation)	(9,579)	(7,468)	(7,173)
Net gain (loss) on investments	(9,578)	1,781	(3,048)
Net increase (decrease) in net assets from operations	(4,928)	1,065	(3,623)
Contract owner transactions:
Variable annuity deposits	-	408	2,302
Terminations, withdrawals and annuity payments	-	(504)	-
Transfers between subaccounts, net	15,499	(120,149)	-
Maintenance charges and mortality adjustments	-	-	(130)
Increase (decrease) in net assets from contract transactions	15,499	(120,245)	2,172
Total increase (decrease) in net assets	10,571	(119,180)	(1,451)
Net assets as of December 31, 2018	$142,050	$-	$34,987

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio	Wells Fargo Omega Growth VT
Net assets as of December 31, 2016	$15,908	$17,166	$67,611
Investment income (loss):
Dividend distributions	1,112	349	10
Investment Expenses:
Mortality and expense risk and administrative charges	(252)	(79)	(1,149)
Net investment income (loss)	860	270	(1,139)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,434
Realized capital gain (loss) on investments	(20)	94	(110)
Change in unrealized appreciation (depreciation)	1,819	414	20,901
Net gain (loss) on investments	1,799	508	23,225
Net increase (decrease) in net assets from operations	2,659	778	22,086
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(1,180)	(1,317)	-
Transfers between subaccounts, net	16,527	700	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	15,347	(617)	-
Total increase (decrease) in net assets	18,006	161	22,086
Net assets as of December 31, 2017	$33,914	$17,327	$89,697
Investment income (loss):
Dividend distributions	1,456	475	-
Investment Expenses:
Mortality and expense risk and administrative charges	(275)	(82)	(1,385)
Net investment income (loss)	1,181	393	(1,385)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,832	10,148
Realized capital gain (loss) on investments	(133)	1	(321)
Change in unrealized appreciation (depreciation)	(3,985)	(3,679)	(6,313)
Net gain (loss) on investments	(4,118)	(1,846)	3,514
Net increase (decrease) in net assets from operations	(2,937)	(1,453)	2,129
Contract owner transactions:
Variable annuity deposits	18	-	-
Terminations, withdrawals and annuity payments	(6,188)	-	(42,653)
Transfers between subaccounts, net	-	2,149	1
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(6,170)	2,149	(42,652)
Total increase (decrease) in net assets	(9,107)	696	(40,523)
Net assets as of December 31, 2018	$24,807	$18,023	$49,174

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Wells Fargo Opportunity VT	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2016	$145,378	$-
Investment income (loss):
Dividend distributions	845	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,789)	(76)
Net investment income (loss)	(944)	(76)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,159	-
Realized capital gain (loss) on investments	7,011	1,520
Change in unrealized appreciation (depreciation)	7,099	-
Net gain (loss) on investments	24,269	1,520
Net increase (decrease) in net assets from operations	23,325	1,444
Contract owner transactions:
Variable annuity deposits	-	-
Terminations, withdrawals and annuity payments	(5,805)	(68,637)
Transfers between subaccounts, net	(32,526)	67,193
Maintenance charges and mortality adjustments	1,402	-
Increase (decrease) in net assets from contract transactions	(36,929)	(1,444)
Total increase (decrease) in net assets	(13,604)	-
Net assets as of December 31, 2017	$131,774	$-
Investment income (loss):
Dividend distributions	224	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,718)	-
Net investment income (loss)	(1,494)	-
Increase (decrease) in net assets from operations:
Capital gain distributions	11,297	-
Realized capital gain (loss) on investments	6,177	-
Change in unrealized appreciation (depreciation)	(24,514)	-
Net gain (loss) on investments	(7,040)	-
Net increase (decrease) in net assets from operations	(8,534)	-
Contract owner transactions:
Variable annuity deposits	-	-
Terminations, withdrawals and annuity payments	(6,042)	-
Transfers between subaccounts, net	(14,098)	-
Maintenance charges and mortality adjustments	1,561	-
Increase (decrease) in net assets from contract transactions	(18,579)	-
Total increase (decrease) in net assets	(27,113)	-
Net assets as of December 31, 2018	$104,661	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Notes to Financial Statements
December 31, 2018

1. Organization and Significant Accounting Policies
Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

7Twelve Balanced Portfolio	4	7Twelve Advisors, LLC	-
7Twelve Balanced Portfolio	3	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
American Funds IS U.S. Government/ AAA‑Rated Securities	Class 4	Capital Research and Management Company	-
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Limited
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	-
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
DWS Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS CROCI® U.S. VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

DWS High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS International Growth	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Limited Fidelity Management & Research (Japan) Limited Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
Fidelity Inv Money Mgmt Inc
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

FormulaFolios US Equity Portfolio	1	FormulaFolio Investments, LLC	-
Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc.	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Ivy VIP Asset Strategy	-	Ivy Investment Management Co	-
Ivy VIP Balanced	-	Ivy Investment Management Co	-
Ivy VIP Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Energy	-	Ivy Investment Management Co	-
Ivy VIP Global Bond	-	Ivy Investment Management Co	-
Ivy VIP Global Equity Income	-	Ivy Investment Management Co	-
Ivy VIP Global Growth	-	Ivy Investment Management Co	-
Ivy VIP Growth	-	Ivy Investment Management Co	-
Ivy VIP High Income	-	Ivy Investment Management Co	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Ivy VIP International Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Limited-Term Bond	-	Ivy Investment Management Co	-
Ivy VIP Mid Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Natural Resources	-	Ivy Investment Management Co	-
Ivy VIP Science and Technology	-	Ivy Investment Management Co	-
Ivy VIP Securian Real Estate Securities	-	Ivy Investment Management Co	Advantus Capital Management Co
Ivy VIP Small Cap Core	-	Ivy Investment Management Co	-
Ivy VIP Small Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Value	-	Ivy Investment Management Co	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	-
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Neuberger Berman AMT Guardian	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Large Cap Value	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company LLC	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Amundi Pioneer Asset Management, Inc.	-
Pioneer Equity Income VCT	II	Amundi Pioneer Asset Management, Inc.	-
Pioneer High Yield VCT	II	Amundi Pioneer Asset Management, Inc.	-
Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Amundi Pioneer Asset Management, Inc.	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Limited
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rational Dynamic Momentum VA	A	Rational Advisors, Inc	-
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF High Yield Strategy	-	Guggenheim Investments	-
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	-
Third Avenue Value	-	Third Avenue Management LLC	-
TOPS Aggressive Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

TOPS Balanced ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Conservative ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Balanced ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Moderate Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Moderate Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Gold - Class S	S	Van Eck Associates Corporation	-
Vanguard VIF Balanced	-	Wellington Management Company LLP	-
Vanguard VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard VIF Diversified Value	-	Barrow Hanley Mewhinney & Strauss LLC	-
Vanguard VIF Equity Income	-	Vanguard Group Inc Wellington Management Company LLP	-
Vanguard VIF Equity Index	-	Vanguard Group Inc	-
Vanguard VIF Growth	-	Wellington Management Company LLP Jackson Square Partners, LLC William Blair Investment Management, LLC	-
Vanguard VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard VIF International	-	Baillie Gifford Overseas Limited Schroder Investment Management North America Inc.	-
Vanguard VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard VIF Small Company Growth	-	Granahan Investment Management Inc Arrowpoint Asset Management, LLC Vanguard Group Inc	-
Vanguard VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard VIF Total Stock Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Real Estate Index	-	Vanguard Group Inc	-
Virtus Duff & Phelps International Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Rampart Equity Trend Series	A	Virtus Investment Advisors (VIA)	Rampart Investment Management Company LLC
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Certain underlying mutual funds are managed by Security Investors, LLC, doing business as Guggenheim Investments, or Guggenheim Partners Investment Management, LLC, related parties to Security Benefit Corporation.  Such funds pay annual investment advisory fees directly to Security Investors, LLC and Guggenheim Partners Investment Management, LLC. of up to 1.17% of average net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Three-hundred-seventeen subaccounts are currently offered by the Account, the following had no activity as indicated:
Subaccount	2018	2017

7Twelve Balanced Portfolio 4	X
AB VPS Dynamic Asset Allocation	X	X
American Funds IS Mortgage	X
BlackRock Advantage Large Cap Core V.I.		X
BlackRock Capital Appreciation V.I.	X	X
BlackRock Global Opportunities V.I.	X	X
Dreyfus VIF Appreciation	X	X
DWS Capital Growth VIP	X	X
DWS CROCI® U.S. VIP	X	X
DWS Government & Agency Securities VIP	X	X
DWS High Income VIP	X	X
DWS International Growth	X	X
DWS Small Mid Cap Value VIP	X	X
FormulaFolios US Equity Portfolio	X	X
Franklin Flex Cap Growth VIP Fund		X
Franklin Large Cap Growth VIP Fund	X	X
Goldman Sachs VIT International Equity Insights	X	X
Goldman Sachs VIT Large Cap Value	X	X
Goldman Sachs VIT Small Cap Equity Insights	X	X
Goldman Sachs VIT Strategic Growth	X	X
Guggenheim VIF Managed Asset Allocation	X	X
Guggenheim VIF StylePlus Small Growth	X	X
Invesco V.I. Comstock	X
Invesco V.I. Global Core Equity	X	X
Invesco V.I. Growth and Income	X	X
Invesco V.I. High Yield	X
Invesco V.I. Mid Cap Growth	X	X
Ivy VIP Core Equity	X	X
Ivy VIP Global Bond	X	X
Ivy VIP Value	X	X
JPMorgan Insurance Trust US Equity Portfolio	X	X
Lord Abbett Series Calibrated Dividend Growth VC	X
Lord Abbett Series Classic Stock VC	X	X
Lord Abbett Series Fundamental Equity VC	X	X
Lord Abbett Series Mid Cap Stock VC	X	X
MFS VIT High Yield	X	X
MFS VIT II MA Investors Growth Stock	X
MFS VIT Investors Trust	X	X
MFS VIT Total Return Bond	X	X
Neuberger Berman AMT Sustainable Equity		X
PIMCO VIT Global Multi-Asset Managed Allocation	X	X
Pioneer High Yield VCT	X
Putnam VT Diversified Income	X	X
Putnam VT Global Asset Allocation	X	X
Putnam VT High Yield	X
Putnam VT Multi-Cap Core	X	X
Redwood Managed Volatility	X	X
Rydex VIF High Yield Strategy	X	X
Rydex VIF Inverse Dow 2x Strategy		X
Rydex VIF Inverse Mid-Cap Strategy	X

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	2018	2017

SEI VP Balanced Strategy		X
SEI VP Defensive Strategy	X	X
SEI VP Market Plus Strategy	X	X
SEI VP Moderate Strategy	X	X
Templeton Growth VIP Fund	X	X
Third Avenue Value	X	X
TOPS Aggressive Growth ETF	X	X
TOPS Balanced ETF	X	X
TOPS Conservative ETF	X	X
TOPS Growth ETF	X	X
TOPS Managed Risk Balanced ETF	X	X
TOPS Managed Risk Growth ETF	X	X
TOPS Managed Risk Moderate Growth ETF	X	X
TOPS Moderate Growth ETF	X	X
Vanguard VIF Diversified Value	X	X
Vanguard VIF Growth		X
Virtus Strategic Allocation Series	X	X
Wells Fargo International Equity VT	X	X
Western Asset Variable Global High Yield Bond	X
All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

August 18, 2017	Rational Dynamic Momentum VA
August 18, 2017	TOPS Aggressive Growth ETF
August 18, 2017	TOPS Balanced ETF
August 18, 2017	TOPS Conservative ETF
August 18, 2017	TOPS Growth ETF
August 18, 2017	TOPS Managed Risk Balanced ETF
August 18, 2017	TOPS Managed Risk Growth ETF
August 18, 2017	TOPS Managed Risk Moderate Growth ETF
August 18, 2017	TOPS Moderate Growth ETF
November 20, 2015	FormulaFolios US Equity Portfolio
November 20, 2015	Redwood Managed Volatility
November 20, 2015	Rydex VIF High Yield Strategy
November 20, 2015	Vanguard VIF Balanced
November 20, 2015	Vanguard VIF Capital Growth
November 20, 2015	Vanguard VIF Conservative Allocation
November 20, 2015	Vanguard VIF Diversified Value
November 20, 2015	Vanguard VIF Equity Income
November 20, 2015	Vanguard VIF Equity Index
November 20, 2015	Vanguard VIF Growth
November 20, 2015	Vanguard VIF High Yield Bond
November 20, 2015	Vanguard VIF International
November 20, 2015	Vanguard VIF Mid-Cap Index
November 20, 2015	Vanguard VIF Moderate Allocation
November 20, 2015	Vanguard VIF Short Term Investment Grade
November 20, 2015	Vanguard VIF Small Company Growth
November 20, 2015	Vanguard VIF Total Bond Market Index
November 20, 2015	Vanguard VIF Total Stock Market Index
November 20, 2015	Vanguard® VIF Real Estate Index

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	American Funds IS Asset Allocatio
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy VIP Natural Resources
May 1, 2014	MFS VIT Global Tactical Allocation
May 1, 2014	MFS VIT International Value
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy
May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	Virtus KAR Small-Cap Growth Series
During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

January 26, 2018	Vanguard® VIF Real Estate Index	Vanguard VIF REIT Index
April 23, 2018	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Strategic International Equity
April 30, 2018	Invesco V.I. Health Care	Invesco V.I. Global Health Care
April 30, 2018	Ivy VIP Global Equity Income	Ivy VIP Dividend Opportunities
April 30, 2018	Ivy VIP Securian Real Estate Securities	Ivy VIP Advantus Real Estate Securities
April 30, 2018	Putnam VT Multi-Asset Absolute Return	Putnam VT Absolute Return 500
May 1, 2018	Neuberger Berman AMT Sustainable Equity	Neuberger Berman AMT Socially Responsive
July 2, 2018	DWS Capital Growth VIP	Deutsche Capital Growth VIP
July 2, 2018	DWS Core Equity VIP	Deutsche Core Equity VIP
July 2, 2018	DWS CROCI® U.S. VIP	Deutsche CROCI U.S. VIP
July 2, 2018	DWS Global Small Cap VIP	Deutsche Global Small Cap VIP
July 2, 2018	DWS Government & Agency Securities VIP	Deutsche Government & Agency Securities VIP
July 2, 2018	DWS High Income VIP	Deutsche High Income VIP
July 2, 2018	DWS International Growth	Deutsche International Growth VIP
July 2, 2018	DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP
July 2, 2018	Putnam VT Multi-Cap Core	Putnam VT Investors

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name

July 30, 2018	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Bond (Unhedged)
July 30, 2018	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Foreign Bond (Unhedged)
September 17, 2018	Putnam VT Small Cap Growth	Putnam VT Capital Opportunities
During the current year the following subaccounts were liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

June 28, 2018	Virtus Rampart Equity Trend Series	Rydex VIF U.S. Government Money Market	$ -
June 29, 2018	BlackRock Global Opportunities V.I.	Rydex VIF U.S. Government Money Market	$ -
June 29, 2018	Rational Dynamic Momentum VA	Rydex VIF U.S. Government Money Market	$ 28
The following subaccounts are closed to new investments:
Subaccount

American Century VP Mid Cap Value
PIMCO VIT Total Return

Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.
The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2018, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales

7Twelve Balanced Portfolio 3	$785	$4,004
AB VPS Global Thematic Growth	-	111
AB VPS Growth and Income	2,872	349
AB VPS Small/Mid Cap Value	10,968	52,271
Alger Capital Appreciation	300,312	93,919
Alger Large Cap Growth	51,463	474
ALPS/Alerian Energy Infrastructure	2,509	59,397
American Century VP Income & Growth	45,850	21,168
American Century VP Inflation Protection	28,142	114
American Century VP International	21,976	549
American Century VP Mid Cap Value (d)	66,026	142,811
American Century VP Value	511	3,160
American Funds IS Asset Allocation	57,316	8,201
American Funds IS Blue Chip Income and Growth	113,061	59,278
American Funds IS Global Bond	2,181	9,342
American Funds IS Global Growth	187,294	983
American Funds IS Global Growth and Income	48,846	706
American Funds IS Global Small Capitalization	10,556	9,932
American Funds IS Growth	181,977	44,524

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

American Funds IS Growth-Income	$140,005	$4,032
American Funds IS International	35,936	1,722
American Funds IS International Growth and Income	22,203	616
American Funds IS New World	15,395	16,874
American Funds IS U.S. Government/AAA-Rated Securities	128,841	224,910
BlackRock Advantage Large Cap Core V.I.	175,140	6,167
BlackRock Basic Value V.I.	38,515	48,573
BlackRock Equity Dividend V.I.	18,985	3,199
BlackRock Global Allocation V.I.	12,598	33,533
BlackRock High Yield V.I.	231,463	15,821
BlackRock Large Cap Focus Growth V.I.	255,820	220,613
Dimensional VA Global Bond Portfolio	87,252	7,117
Dimensional VA International Small Portfolio	8,752	60,946
Dimensional VA International Value Portfolio	25,403	28,324
Dimensional VA Short-Term Fixed Portfolio	87,952	48,759
Dimensional VA U.S. Large Value Portfolio	119,249	80,762
Dimensional VA U.S. Targeted Value Portfolio	741	255
Dreyfus IP Small Cap Stock Index	71,515	178,372
Dreyfus IP Technology Growth	106,168	50,506
Dreyfus Stock Index	-	5,251
Dreyfus VIF International Value	213,728	250,884
DWS Core Equity VIP (b)	55,340	102,235
DWS Global Small Cap VIP (b)	11,224	21,729
Eaton Vance VT Floating-Rate Income	1,768	15,610
Federated Fund for U.S. Government Securities II	318,429	161,057
Federated High Income Bond II	258,647	152,536
Fidelity VIP Balanced	126,655	6,944
Fidelity VIP Contrafund	371,490	469,851
Fidelity VIP Disciplined Small Cap	2,053	95
Fidelity VIP Emerging Markets	174,831	254,740
Fidelity VIP Growth & Income	14,892	35,181
Fidelity VIP Growth Opportunities	373,515	324,674
Fidelity VIP High Income	25,383	31,645
Fidelity VIP Index 500	315,965	624,719
Fidelity VIP Investment Grade Bond	415,142	421,837
Fidelity VIP Mid Cap	82,473	17,737
Fidelity VIP Overseas	1,001	679
Fidelity VIP Real Estate	93,210	7,534
Fidelity VIP Strategic Income	15,896	57,784
Franklin Flex Cap Growth VIP Fund	168,123	1,841
Franklin Growth and Income VIP Fund	9,450	1,782
Franklin Income VIP Fund	25,198	2,710
Franklin Mutual Global Discovery VIP Fund	6,764	59,150
Franklin Mutual Shares VIP Fund	27,614	305
Franklin Rising Dividends VIP Fund	14,969	79,956
Franklin Small Cap Value VIP Fund	238,476	123,101
Franklin Small-Mid Cap Growth VIP Fund	130,663	366,344
Franklin Strategic Income VIP Fund	887	475
Franklin U.S. Government Securities VIP Fund	40,037	1,132
Goldman Sachs VIT Growth Opportunities	186,303	18,927

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Goldman Sachs VIT High Quality Floating Rate	$8,498	$9,630
Goldman Sachs VIT Mid Cap Value	11,483	1,321
Guggenheim VIF All Cap Value	148,205	337,470
Guggenheim VIF Floating Rate Strategies	82,886	117,496
Guggenheim VIF Global Managed Futures Strategy	3,589	458
Guggenheim VIF High Yield	9,733	6,404
Guggenheim VIF Large Cap Value	136,419	40,832
Guggenheim VIF Long Short Equity	37,629	43,290
Guggenheim VIF Mid Cap Value	41,497	26,542
Guggenheim VIF Multi-Hedge Strategies	22,308	94,414
Guggenheim VIF Small Cap Value	7,706	72,449
Guggenheim VIF StylePlus Large Core	2,241	315
Guggenheim VIF StylePlus Large Growth	25,375	7,592
Guggenheim VIF StylePlus Mid Growth	62,921	75,222
Guggenheim VIF Total Return Bond	229,961	76,682
Guggenheim VIF World Equity Income	2,599	60,620
Invesco V.I. American Franchise Series I	33,216	53,597
Invesco V.I. American Franchise Series II	4,641	4,075
Invesco V.I. American Value	4,238	13,415
Invesco V.I. Balanced-Risk Allocation	2,513	3,638
Invesco V.I. Core Equity	176	5,321
Invesco V.I. Equity and Income	4,097	3,217
Invesco V.I. Global Real Estate	1,471	135
Invesco V.I. Government Securities	16,169	8,206
Invesco V.I. Health Care (b)	30,595	40,273
Invesco V.I. International Growth	258,692	482,168
Invesco V.I. Managed Volatility	1,171	1,775
Invesco V.I. Mid Cap Core Equity	24,277	4,624
Invesco V.I. S&P 500 Index	8,416	163
Invesco V.I. Small Cap Equity	4,425	9,138
Ivy VIP Asset Strategy	2,049	635
Ivy VIP Balanced	1,298	617
Ivy VIP Energy	6,526	13,393
Ivy VIP Global Equity Income (b)	803	126
Ivy VIP Global Growth	74,155	662
Ivy VIP Growth	701	52
Ivy VIP High Income	49,156	43,771
Ivy VIP International Core Equity	36,480	24,264
Ivy VIP Limited-Term Bond	278,294	14,396
Ivy VIP Mid Cap Growth	127,733	128,237
Ivy VIP Natural Resources	21	115
Ivy VIP Science and Technology	31,130	30,721
Ivy VIP Securian Real Estate Securities (b)	238	42
Ivy VIP Small Cap Core	76,078	115,316
Ivy VIP Small Cap Growth	36,279	15,507
Janus Henderson VIT Enterprise	139,237	16,587
Janus Henderson VIT Forty	10,854	718
Janus Henderson VIT Mid Cap Value	64,153	11,939
Janus Henderson VIT Overseas	30,229	316
Janus Henderson VIT Research	307,109	74,970

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

JPMorgan Insurance Trust Core Bond Portfolio	$27,534	$2,814
JPMorgan Insurance Trust Small Cap Core Portfolio	33,087	1,783
Lord Abbett Series Bond-Debenture VC	196,114	42,948
Lord Abbett Series Developing Growth VC	140,493	94,385
Lord Abbett Series Growth and Income VC	10,399	2,002
Lord Abbett Series Growth Opportunities VC	4,460	92
Lord Abbett Series Total Return VC	41,833	4,516
MFS VIT Emerging Markets Equity	92,854	92,030
MFS VIT Global Tactical Allocation	2,331	480
MFS VIT II Research International	3,705	1,447
MFS VIT International Value	71,107	41,031
MFS VIT New Discovery	45,072	48,486
MFS VIT Research	5,675	41,741
MFS VIT Total Return	1,399	311
MFS VIT Utilities	7,361	10,374
Morgan Stanley VIF Emerging Markets Debt	11,607	54,268
Morgan Stanley VIF Emerging Markets Equity	55,788	44,079
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,288	426
Morningstar Balanced ETF Asset Allocation Portfolio	123,072	41,933
Morningstar Conservative ETF Asset Allocation Portfolio	159,246	113,493
Morningstar Growth ETF Asset Allocation Portfolio	47,020	9,241
Morningstar Income and Growth ETF Asset Allocation Portfolio	2,279	668
Neuberger Berman AMT Guardian	96,152	114,839
Neuberger Berman AMT Large Cap Value	130,427	304,667
Neuberger Berman AMT Sustainable Equity (b)	36,659	141
Oppenheimer Global Fund/VA	40,476	2,168
Oppenheimer Global Strategic Income Fund/VA	5,218	1,987
Oppenheimer International Growth Fund/VA	21,195	43,476
Oppenheimer Main Street Small Cap Fund/VA	223,858	119,815
PIMCO VIT All Asset	2,384	36,333
PIMCO VIT CommodityRealReturn Strategy	7,938	27,582
PIMCO VIT Emerging Markets Bond	78,510	21,566
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)	26,202	4,646
PIMCO VIT High Yield	9,378	5,898
PIMCO VIT International Bond Portfolio (Unhedged) (b)	34,391	2,566
PIMCO VIT Low Duration Administrative	423,241	349,026
PIMCO VIT Low Duration Advisor	27,047	268,475
PIMCO VIT Real Return Administrative	29,532	128,700
PIMCO VIT Real Return Advisor	42,227	7,264
PIMCO VIT Short-Term	25,110	303,863
PIMCO VIT Total Return Administrative (d)	237,136	1,110,199
PIMCO VIT Total Return Advisor	144,440	252,477
Pioneer Bond VCT	183,082	5,632
Pioneer Equity Income VCT	2,300	354
Pioneer Real Estate Shares VCT	1,185	142
Pioneer Strategic Income VCT	5,518	54,978
Power Income VIT	20,966	447
Probabilities Fund	63,656	1,653
Putnam VT Equity Income	45,231	80,476

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Putnam VT Growth Opportunities	$9,704	$3,029
Putnam VT Income	8,641	4,013
Putnam VT Multi-Asset Absolute Return (b)	3,427	17,388
Putnam VT Small Cap Growth (b)	1,488	186
Rational Dynamic Momentum VA	44,565	53,372
Rydex VIF Banking	27,616	79,644
Rydex VIF Basic Materials	150,744	256,480
Rydex VIF Biotechnology	256,772	446,610
Rydex VIF Commodities Strategy	30,607	33,599
Rydex VIF Consumer Products	29,955	248,941
Rydex VIF Dow 2x Strategy	767,024	1,629,447
Rydex VIF Electronics	38,756	287,402
Rydex VIF Energy	163,549	130,348
Rydex VIF Energy Services	2,703	3,971
Rydex VIF Europe 1.25x Strategy	123,373	132,110
Rydex VIF Financial Services	267,634	356,547
Rydex VIF Government Long Bond 1.2x Strategy	100,338	105,254
Rydex VIF Health Care	87,669	232,650
Rydex VIF Internet	97,499	307,702
Rydex VIF Inverse Dow 2x Strategy	9,500	8,778
Rydex VIF Inverse Government Long Bond Strategy	105,803	134,530
Rydex VIF Inverse NASDAQ-100 Strategy	87,572	85,609
Rydex VIF Inverse Russell 2000 Strategy	-	46
Rydex VIF Inverse S&P 500 Strategy	21,841	29,959
Rydex VIF Japan 2x Strategy	12,322	14,531
Rydex VIF Leisure	4,147	3,498
Rydex VIF Mid-Cap 1.5x Strategy	24,576	49,528
Rydex VIF NASDAQ-100	1,580,525	2,890,836
Rydex VIF NASDAQ-100 2x Strategy	577,959	349,612
Rydex VIF Nova	474,296	129,092
Rydex VIF Precious Metals	89,167	36,456
Rydex VIF Real Estate	39,834	88,642
Rydex VIF Retailing	129,232	74,120
Rydex VIF Russell 2000 1.5x Strategy	803,941	158,078
Rydex VIF Russell 2000 2x Strategy	10,211	2
Rydex VIF S&P 500 2x Strategy	115,309	117,841
Rydex VIF S&P 500 Pure Growth	919,657	511,526
Rydex VIF S&P 500 Pure Value	257,722	356,713
Rydex VIF S&P MidCap 400 Pure Growth	773,887	1,608,441
Rydex VIF S&P MidCap 400 Pure Value	607,713	1,496,597
Rydex VIF S&P SmallCap 600 Pure Growth	856,323	215,796
Rydex VIF S&P SmallCap 600 Pure Value	822,951	603,423
Rydex VIF Strengthening Dollar 2x Strategy	32,118	26,136
Rydex VIF Technology	228,776	459,330
Rydex VIF Telecommunications	29,626	133,810
Rydex VIF Transportation	60	69,784
Rydex VIF U.S. Government Money Market (c)	8,426,949	8,581,570
Rydex VIF Utilities	225,987	220,951
Rydex VIF Weakening Dollar 2x Strategy	22,639	31,215

(b) Name change. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

SEI VP Balanced Strategy	1,173,403	14,237
SEI VP Conservative Strategy	$1,213	$598
SEI VP Market Growth Strategy	6,264	14,960
T. Rowe Price Blue Chip Growth	679,996	402,354
T. Rowe Price Equity Income	218,245	102,449
T. Rowe Price Health Sciences	180,041	61,711
T. Rowe Price Limited-Term Bond	2,912	56,150
Templeton Developing Markets VIP Fund	282,482	265,932
Templeton Foreign VIP Fund	40,664	17,662
Templeton Global Bond VIP Fund	53,247	37,616
VanEck VIP Global Gold	1,177	84
VanEck VIP Global Hard Assets	2,706	17,693
Vanguard VIF Balanced	29,013	18,989
Vanguard VIF Capital Growth	527	548
Vanguard VIF Conservative Allocation	149,487	3,510
Vanguard VIF Equity Income	380,572	117,380
Vanguard VIF Equity Index	31,789	6,951
Vanguard VIF Growth	149,602	2,590
Vanguard VIF High Yield Bond	5,139	110,260
Vanguard VIF International	248,574	190,265
Vanguard VIF Mid-Cap Index	237,213	8,388
Vanguard VIF Moderate Allocation	7,279	12,551
Vanguard VIF Short Term Investment Grade	205,201	21,522
Vanguard VIF Small Company Growth	54,707	7,576
Vanguard VIF Total Bond Market Index	536,903	311,223
Vanguard VIF Total Stock Market Index	101,287	12,884
Vanguard® VIF Real Estate Index (b)	3,614	7,114
Virtus Duff & Phelps International Series	33,160	13,294
Virtus Duff & Phelps Real Estate Securities Series	8,051	72,314
Virtus KAR Small-Cap Growth Series	682,475	99,638
Virtus Newfleet Multi-Sector Intermediate Bond Series	21,331	1,182
Virtus Rampart Equity Trend Series	29,083	121,001
Voya MidCap Opportunities Portfolio	6,404	703
VY Clarion Global Real Estate Portfolio	1,456	6,445
VY Clarion Real Estate Portfolio	4,455	81
Wells Fargo Omega Growth VT	10,148	44,037
Wells Fargo Opportunity VT	24,316	33,092

(b) Name change. See Note 1.

Market Risk
Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders' investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Annuity Assets
Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.
The annuity assets for December 31, 2018 by subaccount are as follows:
Subaccount	Annuity Assets

Federated High Income Bond II	$28,232
Fidelity VIP Growth Opportunities	59,903
Franklin Small-Mid Cap Growth VIP Fund	36,374
Invesco V.I. International Growth	10,142
Neuberger Berman AMT Guardian	36,278
Oppenheimer Main Street Small Cap Fund/VA	60,053
PIMCO VIT Low Duration	22,630
PIMCO VIT Real Return	$27,345
PIMCO VIT Total Return	25,823
Rydex VIF Basic Materials	18,374
Rydex VIF U.S. Government Money Market	7,282
Templeton Developing Markets VIP Fund	16,638
Wells Fargo Opportunity VT	49,039

Reinvestment of Dividends
Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.
Federal Income Taxes
The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).
The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds' computed net asset values (NAVs).  The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.
Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would

Variable Annuity Account A
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2018.
2. Variable Annuity Contract Charges
AdvisorDesigns
Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.
Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount's average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:
Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Mid Cap Value, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Mid Growth, and Guggenheim VIF World Equity Income
0.35%	Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity
0.40%	Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund/VA
0.45%	Guggenheim VIF Long Short Equity, Guggenheim VIF Multi-Hedge Strategies, Invesco V.I. Government Securities and for each of the Rydex VIF Subaccounts
0.50%	Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Investment-Grade Bond
0.55%	Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Opportunity VT
0.60%
Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth VIP Fund, Invesco V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Templeton Developing Markets VIP Fund and Templeton Foreign VIP Fund

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.
Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•
Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a "withdrawal charge") of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

Variable Annuity Account A
Notes to Financial Statements (continued)
2. Variable Annuity Contract Charges  (continued)

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.
EliteDesigns
Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.
Administrative Charge:  FSBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value.  The amount of these charges differs by subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:
Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard VIF Balanced, Vanguard VIF Capital Growth, Vanguard VIF Conservative Allocation, Vanguard VIF Diversified Value, Vanguard VIF Equity Income, Vanguard VIF Equity Index, Vanguard VIF Growth, Vanguard VIF High Yield Bond, Vanguard VIF International, Vanguard VIF Mid-Cap Index, Vanguard VIF Moderate Allocation, Vanguard VIF REIT Index, Vanguard VIF Short Term Investment Grade, Vanguard VIF Small Company Growth, Vanguard VIF Total Bond Market Index, Vanguard VIF Total Stock Market Index

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.
Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a "withdrawal charge") of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2018 and 2017, were as follows:

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

7Twelve Balanced Portfolio 3	260	(364)	(104)	14,218	(9,679)	4,539
AB VPS Global Thematic Growth	14	(2)	12	448	(1)	447
AB VPS Growth and Income	54	-	54	1,774	-	1,774
AB VPS Small/Mid Cap Value	428	(3,807)	(3,379)	7,927	(1,125)	6,802
Alger Capital Appreciation	12,486	(5,043)	7,443	11,929	(6,308)	5,621
Alger Large Cap Growth	2,826	(2)	2,824	425	(1)	424
ALPS/Alerian Energy Infrastructure	653	(7,000)	(6,347)	4,100	(12,690)	(8,590)
American Century VP Income & Growth	1,938	(1,168)	770	274	(465)	(191)
American Century VP Inflation Protection	3,334	-	3,334	-	(1,011)	(1,011)
American Century VP International	1,920	-	1,920	2,428	-	2,428
American Century VP Mid Cap Value (d)	4,548	(10,359)	(5,811)	6,425	(1,243)	5,182
American Century VP Value	70	(225)	(155)	1,404	(20)	1,384
American Funds IS Asset Allocation	4,084	(291)	3,793	31,701	(17)	31,684
American Funds IS Blue Chip Income and Growth	6,176	(4,168)	2,008	14,041	(10,168)	3,873
American Funds IS Global Bond	325	(1,028)	(703)	346	(123)	223
American Funds IS Global Growth	15,659	(3)	15,656	2,479	(2)	2,477
American Funds IS Global Growth and Income	3,816	-	3,816	7,493	(5)	7,488
American Funds IS Global Small Capitalization	924	(940)	(16)	301	-	301
American Funds IS Growth	12,633	(2,918)	9,715	5,744	(18)	5,726
American Funds IS Growth-Income	9,818	(94)	9,724	8,595	(35)	8,560
American Funds IS International	2,983	-	2,983	9,067	-	9,067
American Funds IS International Growth and Income	2,468	(9)	2,459	279	-	279
American Funds IS Mortgage	-	-	-	544	(10,897)	(10,353)
American Funds IS New World	1,473	(1,578)	(105)	25,148	(22,000)	3,148
American Funds IS U.S. Government/AAA-Rated Securities	15,515	(25,952)	(10,437)	16,928	(14,494)	2,434

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

BlackRock Advantage Large Cap Core V.I.	9,651	(389)	9,262	-	-	-
BlackRock Basic Value V.I.	2,932	(4,118)	(1,186)	4,440	(60)	4,380
BlackRock Equity Dividend V.I.	491	(9)	482	770	(51)	719
BlackRock Global Allocation V.I.	754	(2,984)	(2,230)	2,625	(7,198)	(4,573)
BlackRock High Yield V.I.	22,318	(1,212)	21,106	15,537	(10,475)	5,062
BlackRock Large Cap Focus Growth V.I.	14,462	(13,091)	1,371	15,955	(5,532)	10,423
Dimensional VA Global Bond Portfolio	9,677	(730)	8,947	8	(4)	4
Dimensional VA International Small Portfolio	585	(4,455)	(3,870)	1,727	(323)	1,404
Dimensional VA International Value Portfolio	2,549	(2,395)	154	20,887	(16,575)	4,312
Dimensional VA Short-Term Fixed Portfolio	10,670	(5,776)	4,894	119	(16)	103
Dimensional VA U.S. Large Value Portfolio	6,852	(4,863)	1,989	12,722	(4,311)	8,411
Dimensional VA U.S. Targeted Value Portfolio	24	(7)	17	421	(622)	(201)
Dreyfus IP Small Cap Stock Index	4,534	(12,028)	(7,494)	4,558	(261)	4,297
Dreyfus IP Technology Growth	5,506	(2,666)	2,840	10,711	(172)	10,539
Dreyfus Stock Index	-	(365)	(365)	365	-	365
Dreyfus VIF International Value	33,153	(35,452)	(2,299)	43,674	(31,406)	12,268
DWS Core Equity VIP (b)	307	(6,857)	(6,550)	1,202	(20)	1,182
DWS Global Small Cap VIP (b)	200	(1,875)	(1,675)	229	-	229
Eaton Vance VT Floating-Rate Income	159	(1,574)	(1,415)	2,416	(1,017)	1,399
Federated Fund for U.S. Government Securities II	37,243	(17,860)	19,383	3,902	(13,642)	(9,740)
Federated High Income Bond II	22,759	(9,931)	12,828	1,144	(13,003)	(11,859)
Fidelity VIP Balanced	9,078	(82)	8,996	5,984	(830)	5,154
Fidelity VIP Contrafund	19,913	(23,887)	(3,974)	21,568	(33,159)	(11,591)
Fidelity VIP Disciplined Small Cap	39	-	39	38	-	38
Fidelity VIP Emerging Markets	15,670	(22,282)	(6,612)	18,400	(3,111)	15,289
Fidelity VIP Growth & Income	413	(2,082)	(1,669)	7,787	(351)	7,436
Fidelity VIP Growth Opportunities	19,181	(17,356)	1,825	10,124	(20,284)	(10,160)

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Fidelity VIP High Income	2,430	(3,164)	(734)	165	-	165
Fidelity VIP Index 500	21,868	(41,211)	(19,343)	11,680	(52,454)	(40,774)
Fidelity VIP Investment Grade Bond	42,319	(42,053)	266	6,761	(36,378)	(29,617)
Fidelity VIP Mid Cap	4,515	(1,073)	3,442	5,413	(4,207)	1,206
Fidelity VIP Overseas	176	-	176	708	(88)	620
Fidelity VIP Real Estate	6,157	(587)	5,570	3,025	(1,036)	1,989
Fidelity VIP Strategic Income	1,607	(5,693)	(4,086)	9,332	(639)	8,693
Franklin Flex Cap Growth VIP Fund	9,906	(45)	9,861	-	-	-
Franklin Growth and Income VIP Fund	401	-	401	388	-	388
Franklin Income VIP Fund	2,132	(33)	2,099	2,232	(22)	2,210
Franklin Mutual Global Discovery VIP Fund	472	(4,566)	(4,094)	4,073	(6,851)	(2,778)
Franklin Mutual Shares VIP Fund	1,781	-	1,781	916	(5,524)	(4,608)
Franklin Rising Dividends VIP Fund	464	(5,927)	(5,463)	5,083	(1,252)	3,831
Franklin Small Cap Value VIP Fund	15,019	(8,854)	6,165	7,579	(3,373)	4,206
Franklin Small-Mid Cap Growth VIP Fund	6,337	(25,263)	(18,926)	3,351	(4,585)	(1,234)
Franklin Strategic Income VIP Fund	109	-	109	3,567	(421)	3,146
Franklin U.S. Government Securities VIP Fund	4,809	(5)	4,804	1,166	-	1,166
Goldman Sachs VIT Growth Opportunities	5,798	(1,131)	4,667	2,661	(1,174)	1,487
Goldman Sachs VIT High Quality Floating Rate	1,253	(976)	277	7,512	(14,243)	(6,731)
Goldman Sachs VIT Mid Cap Value	240	-	240	233	-	233
Guggenheim VIF All Cap Value	9,493	(23,155)	(13,662)	20,322	(2,241)	18,081
Guggenheim VIF Floating Rate Strategies	8,332	(11,728)	(3,396)	11,224	(10,089)	1,135
Guggenheim VIF Global Managed Futures Strategy	964	(13)	951	11,433	(1,068)	10,365
Guggenheim VIF High Yield	455	(511)	(56)	9,738	(11,975)	(2,237)
Guggenheim VIF Large Cap Value	5,614	(1,734)	3,880	3,993	(7,451)	(3,458)
Guggenheim VIF Long Short Equity	2,770	(4,390)	(1,620)	5,475	(5,802)	(327)
Guggenheim VIF Mid Cap Value	1,365	(988)	377	2,182	(14,704)	(12,522)
Guggenheim VIF Multi-Hedge Strategies	4,583	(13,778)	(9,195)	9,463	(24,390)	(14,927)
Guggenheim VIF Small Cap Value	142	(2,495)	(2,353)	1,171	(4,154)	(2,983)

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Guggenheim VIF StylePlus Large Core	28	(14)	14	29	(14)	15
Guggenheim VIF StylePlus Large Growth	1,248	(399)	849	1,107	(515)	592
Guggenheim VIF StylePlus Mid Growth	1,755	(2,575)	(820)	2,051	(1,819)	232
Guggenheim VIF Total Return Bond	21,724	(7,076)	14,648	7,235	(11,637)	(4,402)
Guggenheim VIF World Equity Income	241	(4,471)	(4,230)	320	(7,477)	(7,157)
Invesco V.I. American Franchise Series I	2,731	(4,606)	(1,875)	4,930	(3,257)	1,673
Invesco V.I. American Franchise Series II	137	(184)	(47)	4,715	(172)	4,543
Invesco V.I. American Value	75	(1,253)	(1,178)	75	-	75
Invesco V.I. Balanced-Risk Allocation	76	(349)	(273)	80	(68)	12
Invesco V.I. Comstock	-	-	-	8	(1,297)	(1,289)
Invesco V.I. Core Equity	14	(398)	(384)	584	-	584
Invesco V.I. Equity and Income	169	(198)	(29)	4,470	(102)	4,368
Invesco V.I. Global Real Estate	76	-	76	75	(4)	71
Invesco V.I. Government Securities	2,088	(958)	1,130	2,334	(2,603)	(269)
Invesco V.I. Health Care (b)	1,774	(3,377)	(1,603)	553	(498)	55
Invesco V.I. High Yield	-	-	-	12	(303)	(291)
Invesco V.I. International Growth	27,337	(49,787)	(22,450)	10,177	(59,478)	(49,301)
Invesco V.I. Managed Volatility	65	(128)	(63)	2,246	(53)	2,193
Invesco V.I. Mid Cap Core Equity	1,093	(299)	794	196	(7)	189
Invesco V.I. S&P 500 Index	382	(1)	381	212	(1,721)	(1,509)
Invesco V.I. Small Cap Equity	175	(639)	(464)	3,014	(125)	2,889
Ivy VIP Asset Strategy	99	(46)	53	96	(38)	58
Ivy VIP Balanced	111	(10)	101	118	(934)	(816)
Ivy VIP Energy	983	(1,952)	(969)	681	(2,157)	(1,476)
Ivy VIP Global Equity Income (b)	22	-	22	35	(13)	22
Ivy VIP Global Growth	6,030	-	6,030	64	-	64
Ivy VIP Growth	9	(1)	8	10	(1)	9

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Ivy VIP High Income	4,484	(4,082)	402	9,054	(8,691)	363
Ivy VIP International Core Equity	3,048	(2,188)	860	6,077	(1,625)	4,452
Ivy VIP Limited-Term Bond	32,655	(1,637)	31,018	274	(18,656)	(18,382)
Ivy VIP Mid Cap Growth	9,306	(9,111)	195	125	(38)	87
Ivy VIP Natural Resources	34	(2)	32	106	(2)	104
Ivy VIP Science and Technology	1,180	(2,104)	(924)	5,276	(741)	4,535
Ivy VIP Securian Real Estate Securities (b)	8	-	8	8	-	8
Ivy VIP Small Cap Core	4,636	(8,087)	(3,451)	3,801	(6,179)	(2,378)
Ivy VIP Small Cap Growth	1,297	(1,155)	142	2,507	(872)	1,635
Janus Henderson VIT Enterprise	8,335	(776)	7,559	1,235	(222)	1,013
Janus Henderson VIT Forty	473	(27)	446	876	(1)	875
Janus Henderson VIT Mid Cap Value	4,827	(884)	3,943	3,002	(85)	2,917
Janus Henderson VIT Overseas	3,439	(2)	3,437	41	(2)	39
Janus Henderson VIT Research	17,570	(4,940)	12,630	13	(6)	7
JPMorgan Insurance Trust Core Bond Portfolio	3,317	-	3,317	12,446	(29)	12,417
JPMorgan Insurance Trust Small Cap Core Portfolio	1,664	(13)	1,651	4,602	(6)	4,596
Lord Abbett Series Bond-Debenture VC	17,125	(3,366)	13,759	17,348	(11,206)	6,142
Lord Abbett Series Calibrated Dividend Growth VC	-	-	-	3	(191)	(188)
Lord Abbett Series Developing Growth VC	10,147	(6,721)	3,426	43	-	43
Lord Abbett Series Growth and Income VC	271	(32)	239	5,698	(20)	5,678
Lord Abbett Series Growth Opportunities VC	43	-	43	1,400	-	1,400
Lord Abbett Series Total Return VC	4,111	(338)	3,773	5,457	(349)	5,108
MFS VIT Emerging Markets Equity	9,196	(9,067)	129	127	(552)	(425)
MFS VIT Global Tactical Allocation	174	-	174	167	-	167
MFS VIT II MA Investors Growth Stock	-	-	-	-	(907)	(907)
MFS VIT II Research International	300	-	300	292	-	292
MFS VIT International Value	6,534	(3,376)	3,158	9,789	(7,028)	2,761

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MFS VIT New Discovery	2,558	(3,605)	(1,047)	407	(1,166)	(759)
MFS VIT Research	128	(3,110)	(2,982)	191	(17)	174
MFS VIT Total Return	58	-	58	64	(643)	(579)
MFS VIT Utilities	766	(969)	(203)	1,387	(4,016)	(2,629)
Morgan Stanley VIF Emerging Markets Debt	1,053	(6,172)	(5,119)	154	(206)	(52)
Morgan Stanley VIF Emerging Markets Equity	5,720	(4,462)	1,258	2,737	(58)	2,679
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	64	(6)	58	713	(132)	581
Morningstar Balanced ETF Asset Allocation Portfolio	3,378	(2,312)	1,066	6,240	(482)	5,758
Morningstar Conservative ETF Asset Allocation Portfolio	16,969	(10,986)	5,983	10,417	(35,630)	(25,213)
Morningstar Growth ETF Asset Allocation Portfolio	1,154	(265)	889	9,773	(881)	8,892
Morningstar Income and Growth ETF Asset Allocation Portfolio	118	(10)	108	3,679	(701)	2,978
Neuberger Berman AMT Guardian	5,379	(7,181)	(1,802)	5,472	(12,973)	(7,501)
Neuberger Berman AMT Large Cap Value	6,555	(21,111)	(14,556)	7,572	(20,594)	(13,022)
Neuberger Berman AMT Sustainable Equity (b)	2,184	-	2,184	-	-	-
Oppenheimer Global Fund/VA	2,071	(33)	2,038	7,275	(16)	7,259
Oppenheimer Global Strategic Income Fund/VA	383	(49)	334	372	(39)	333
Oppenheimer International Growth Fund/VA	1,886	(4,324)	(2,438)	6,486	(118)	6,368
Oppenheimer Main Street Small Cap Fund/VA	9,560	(7,066)	2,494	18,656	(7,563)	11,093
PIMCO VIT All Asset	263	(3,825)	(3,562)	1,564	(1,612)	(48)
PIMCO VIT CommodityRealReturn Strategy	2,456	(6,247)	(3,791)	30,022	(6,925)	23,097
PIMCO VIT Emerging Markets Bond	7,714	(2,062)	5,652	5,133	(1,572)	3,561
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)	2,830	(380)	2,450	313	(7)	306
PIMCO VIT High Yield	587	(315)	272	5,344	(769)	4,575
PIMCO VIT International Bond Portfolio (Unhedged) (b)	3,720	(242)	3,478	735	(223)	512
PIMCO VIT Low Duration Administrative	51,228	(39,232)	11,996	860,979	(862,805)	(1,826)
PIMCO VIT Low Duration Advisor	4,016	(31,274)	(27,258)	34,639	(35,066)	(427)
PIMCO VIT Real Return Administrative	3,249	(12,736)	(9,487)	8,093	(19,645)	(11,552)

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

PIMCO VIT Real Return Advisor	4,947	(627)	4,320	19,317	(7,235)	12,082
PIMCO VIT Short-Term	3,366	(33,501)	(30,135)	66,151	(14,371)	51,780
PIMCO VIT Total Return Administrative (d)	22,900	(105,839)	(82,939)	235,709	(169,026)	66,683
PIMCO VIT Total Return Advisor	15,790	(27,246)	(11,456)	50,684	(4,976)	45,708
Pioneer Bond VCT	20,341	(513)	19,828	4,695	(4,370)	325
Pioneer Equity Income VCT	24	(14)	10	5,437	(4,632)	805
Pioneer High Yield VCT	-	-	-	6,486	(6,486)	-
Pioneer Real Estate Shares VCT	27	-	27	30	(303)	(273)
Pioneer Strategic Income VCT	496	(5,700)	(5,204)	1,903	(1,177)	726
Power Income VIT	2,538	(5)	2,533	1,474	(5)	1,469
Probabilities Fund	3,066	(49)	3,017	599	(692)	(93)
Putnam VT Equity Income	2,714	(5,815)	(3,101)	798	(301)	497
Putnam VT Growth Opportunities	308	(36)	272	299	(35)	264
Putnam VT High Yield	-	-	-	32	(6,463)	(6,431)
Putnam VT Income	913	(348)	565	3,112	(373)	2,739
Putnam VT Multi-Asset Absolute Return (b)	242	(1,916)	(1,674)	1,517	(10,233)	(8,716)
Putnam VT Small Cap Growth (b)	27	(3)	24	898	(1)	897
Rational Dynamic Momentum VA (a)	4,600	(5,616)	(1,016)	1,023	(7)	1,016
Rydex VIF Banking	5,598	(12,143)	(6,545)	42,482	(54,830)	(12,348)
Rydex VIF Basic Materials	12,953	(21,084)	(8,131)	82,386	(91,792)	(9,406)
Rydex VIF Biotechnology	12,526	(27,800)	(15,274)	17,484	(12,932)	4,552
Rydex VIF Commodities Strategy	16,446	(17,756)	(1,310)	4,555	(5,153)	(598)
Rydex VIF Consumer Products	2,260	(13,844)	(11,584)	2,263	(36,400)	(34,137)
Rydex VIF Dow 2x Strategy	28,994	(67,454)	(38,460)	97,453	(55,652)	41,801
Rydex VIF Electronics	5,534	(41,151)	(35,617)	36,854	(76,400)	(39,546)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex VIF Energy	18,664	(18,927)	(263)	28,882	(45,552)	(16,670)
Rydex VIF Energy Services	552	(770)	(218)	848	(13,767)	(12,919)
Rydex VIF Europe 1.25x Strategy	14,393	(15,141)	(748)	136,489	(128,865)	7,624
Rydex VIF Financial Services	31,734	(42,154)	(10,420)	21,044	(11,602)	9,442
Rydex VIF Government Long Bond 1.2x Strategy	8,141	(8,458)	(317)	71,118	(79,854)	(8,736)
Rydex VIF Health Care	5,902	(14,576)	(8,674)	12,621	(16,219)	(3,598)
Rydex VIF Internet	7,543	(26,136)	(18,593)	12,126	(5,449)	6,677
Rydex VIF Inverse Dow 2x Strategy	45,755	(45,755)	-	-	-	-
Rydex VIF Inverse Government Long Bond Strategy	48,113	(58,057)	(9,944)	441,387	(387,954)	53,433
Rydex VIF Inverse Mid-Cap Strategy	-	-	-	102	(21,221)	(21,119)
Rydex VIF Inverse NASDAQ-100 Strategy	141,453	(139,136)	2,317	7,415	(2,238)	5,177
Rydex VIF Inverse Russell 2000 Strategy	43	(40)	3	820,013	(1,559,528)	(739,515)
Rydex VIF Inverse S&P 500 Strategy	22,607	(18,186)	4,421	542	(22,137)	(21,595)
Rydex VIF Japan 2x Strategy	146	(1,116)	(970)	4,049	(162)	3,887
Rydex VIF Leisure	338	(173)	165	6,977	(4,070)	2,907
Rydex VIF Mid-Cap 1.5x Strategy	156	(2,618)	(2,462)	47,048	(47,871)	(823)
Rydex VIF NASDAQ-100	81,671	(156,350)	(74,679)	271,914	(250,848)	21,066
Rydex VIF NASDAQ-100 2x Strategy	12,357	(8,230)	4,127	55,092	(51,745)	3,347
Rydex VIF Nova	30,606	(8,720)	21,886	143,999	(156,370)	(12,371)
Rydex VIF Precious Metals	21,975	(5,960)	16,015	5,994	(22,756)	(16,762)
Rydex VIF Real Estate	4,330	(5,888)	(1,558)	2,568	(3,024)	(456)
Rydex VIF Retailing	9,596	(5,638)	3,958	89	(2,675)	(2,586)
Rydex VIF Russell 2000 1.5x Strategy	44,230	(9,430)	34,800	117,584	(118,382)	(798)
Rydex VIF Russell 2000 2x Strategy	1,245	-	1,245	67,846	(67,845)	1
Rydex VIF S&P 500 2x Strategy	5,142	(5,925)	(783)	19,121	(11,563)	7,558
Rydex VIF S&P 500 Pure Growth	52,906	(31,041)	21,865	77,290	(71,394)	5,896
Rydex VIF S&P 500 Pure Value	14,659	(22,618)	(7,959)	15,386	(100,081)	(84,695)
Rydex VIF S&P MidCap 400 Pure Growth	46,567	(94,855)	(48,288)	116,691	(58,557)	58,134
Rydex VIF S&P MidCap 400 Pure Value	40,107	(102,414)	(62,307)	86,646	(115,150)	(28,504)

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex VIF S&P SmallCap 600 Pure Growth	49,797	(12,645)	37,152	131,043	(132,965)	(1,922)
Rydex VIF S&P SmallCap 600 Pure Value	65,892	(46,877)	19,015	66,754	(173,650)	(106,896)
Rydex VIF Strengthening Dollar 2x Strategy	7,398	(5,883)	1,515	2,251	(7,706)	(5,455)
Rydex VIF Technology	16,905	(42,873)	(25,968)	12,568	(12,186)	382
Rydex VIF Telecommunications	4,356	(25,174)	(20,818)	43,088	(47,257)	(4,169)
Rydex VIF Transportation	36	(4,338)	(4,302)	4,263	(18,994)	(14,731)
Rydex VIF U.S. Government Money Market (c)	1,349,105	(1,364,228)	(15,123)	1,579,774	(1,561,245)	18,529
Rydex VIF Utilities	23,489	(25,020)	(1,531)	47,595	(75,728)	(28,133)
Rydex VIF Weakening Dollar 2x Strategy	4,555	(6,666)	(2,111)	5,648	(3,387)	2,261
SEI VP Balanced Strategy	114,994	(1,077)	113,917	-	-	-
SEI VP Conservative Strategy	136	-	136	131	-	131
SEI VP Market Growth Strategy	825	(1,182)	(357)	775	(3,336)	(2,561)
T. Rowe Price Blue Chip Growth	36,230	(21,915)	14,315	9,039	(2,205)	6,834
T. Rowe Price Equity Income	12,059	(6,742)	5,317	12,537	(13,705)	(1,168)
T. Rowe Price Health Sciences	7,821	(3,161)	4,660	8,638	(6,451)	2,187
T. Rowe Price Limited-Term Bond	547	(6,702)	(6,155)	4,406	(19,223)	(14,817)
Templeton Developing Markets VIP Fund	27,484	(24,816)	2,668	74,790	(65,853)	8,937
Templeton Foreign VIP Fund	3,137	(1,536)	1,601	70,554	(67,594)	2,960
Templeton Global Bond VIP Fund	7,733	(3,956)	3,777	14,202	(17,873)	(3,671)
VanEck VIP Global Gold	143	-	143	8,037	(9,894)	(1,857)
VanEck VIP Global Hard Assets	1,127	(3,479)	(2,352)	3,444	(5,022)	(1,578)
Vanguard VIF Balanced	2,027	(1,573)	454	4,614	(122)	4,492
Vanguard VIF Capital Growth	34	(20)	14	1,161	(22)	1,139
Vanguard VIF Conservative Allocation	14,686	-	14,686	323	-	323
Vanguard VIF Equity Income	31,691	(9,681)	22,010	569	(521)	48
Vanguard VIF Equity Index	2,482	(368)	2,114	549	(364)	185
Vanguard VIF Growth	11,717	(121)	11,596	-	-	-

(c) Liquidation. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)

	2018			2017
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Vanguard VIF High Yield Bond	230	(10,392)	(10,162)	10,219	(144)	10,075
Vanguard VIF International	19,058	(14,705)	4,353	8,655	(352)	8,303
Vanguard VIF Mid-Cap Index	20,163	(626)	19,537	1,470	(99)	1,371
Vanguard VIF Moderate Allocation	388	(926)	(538)	2,512	(3)	2,509
Vanguard VIF Short Term Investment Grade	22,633	(1,931)	20,702	190,668	(180,039)	10,629
Vanguard VIF Small Company Growth	4,023	(526)	3,497	1,447	(97)	1,350
Vanguard VIF Total Bond Market Index	58,621	(32,607)	26,014	163,792	(136,630)	27,162
Vanguard VIF Total Stock Market Index	7,689	(534)	7,155	3,221	(257)	2,964
Vanguard® VIF Real Estate Index (b)	150	(660)	(510)	1,724	(270)	1,454
Virtus Duff & Phelps International Series	4,030	(1,463)	2,567	6,874	(5,602)	1,272
Virtus Duff & Phelps Real Estate Securities Series	312	(6,616)	(6,304)	2,795	(1,461)	1,334
Virtus KAR Small-Cap Growth Series	28,344	(4,449)	23,895	916	(17)	899
Virtus Newfleet Multi-Sector Intermediate Bond Series	2,047	(4)	2,043	1,104	-	1,104
Virtus Rampart Equity Trend Series	140	(12,131)	(11,991)	355	(793)	(438)
Voya MidCap Opportunities Portfolio	264	(10)	254	2,808	(6)	2,802
VY Clarion Global Real Estate Portfolio	89	(613)	(524)	1,748	(137)	1,611
VY Clarion Real Estate Portfolio	239	-	239	103	(110)	(7)
Wells Fargo Omega Growth VT	192	(2,989)	(2,797)	193	-	193
Wells Fargo Opportunity VT	906	(1,733)	(827)	271	(2,378)	(2,107)
Western Asset Variable Global High Yield Bond	-	-	-	6,809	(6,809)	-

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights
The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2018, were as follows:
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

7Twelve Balanced Portfolio 3
2018	8,520	8.29	8.84	72,819	1.00	0.25	1.45	(12.46)	(11.42)
2017	8,624	9.47	9.98	83,628	0.67	0.25	1.45	4.32	4.82
2016	4,085	8.97	9.33	36,632	0.25	0.25	1.45	4.42	5.66
2015	1,241	8.59	8.83	10,655	1.05	0.25	1.45	(11.35)	(10.36)
2014	-	9.69	9.85	-	-	0.25	1.45	(4.63)	(3.43)
AB VPS Global Thematic Growth
2018	459	11.81	12.70	5,419	-	0.25	1.45	(13.98)	(12.83)
2017	447	13.73	14.57	6,130	0.49	0.25	1.45	30.39	31.86
2016	-	10.53	11.05	-	-	0.25	1.45	(5.22)	(4.00)
2015	-	11.11	11.51	-	-	0.25	1.45	(1.77)	(0.69)
2014	-	11.31	11.59	-	-	0.25	1.45	0.18	1.49
AB VPS Growth and Income
2018	1,828	11.93	14.36	21,796	0.78	0.25	1.45	(9.89)	(8.83)
2017	1,774	13.24	15.75	23,491	-	0.25	1.45	13.36	14.80
2016	-	11.68	13.72	-	-	0.25	1.45	6.28	7.52
2015	4,180	10.99	12.76	48,602	3.01	0.25	1.45	(3.00)	(1.85)
2014	-	11.33	13.00	-	-	0.25	1.45	4.52	5.78
AB VPS Small/Mid Cap Value
2018	6,636	10.66	12.82	84,032	0.19	0.25	1.45	(19.06)	(17.98)
2017	10,015	13.17	15.63	147,336	0.39	0.25	1.45	7.95	9.22
2016	3,213	12.20	14.31	39,178	0.34	0.25	1.45	19.37	20.76
2015	3,118	10.22	11.85	31,856	1.11	0.25	1.45	(9.80)	(8.71)
2014	-	11.33	12.98	-	-	0.25	1.45	4.14	5.53

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Alger Capital Appreciation
2018	37,805	14.26	17.92	597,220	-	0.25	1.45	(4.74)	(3.55)
2017	30,362	14.97	18.58	514,531	-	0.25	1.45	25.06	26.57
2016	24,741	11.97	14.68	340,505	-	0.25	1.45	(4.16)	(2.97)
2015	26,382	12.49	15.13	377,986	-	0.25	1.45	1.30	2.51
2014	21,909	12.33	14.76	314,151	-	0.25	1.45	8.44	9.82
Alger Large Cap Growth
2018	3,248	13.28	15.49	43,129	-	0.25	1.45	(2.71)	(1.53)
2017	424	13.65	15.73	5,791	-	0.25	1.45	22.42	23.86
2016	-	11.15	12.70	-	-	0.25	1.45	(5.59)	(4.37)
2015	-	11.81	13.28	-	-	0.25	1.45	(3.04)	(1.85)
2014	-	12.18	13.53	-	-	0.25	1.45	5.73	7.04
ALPS/Alerian Energy Infrastructure
2018	16,821	6.62	7.11	116,551	1.53	0.25	1.45	(22.48)	(21.61)
2017	23,168	8.54	9.07	206,160	1.57	0.25	1.45	(5.22)	(4.02)
2016	31,758	9.01	9.45	291,618	2.64	0.25	1.45	34.68	36.36
2015	10,900	6.69	6.93	74,716	0.78	0.25	1.45	(40.64)	(39.95)
2014	9,679	11.27	11.54	110,943	0.21	0.25	1.45	7.03	8.36
American Century VP Income & Growth
2018	9,910	11.60	15.55	151,784	1.92	0.25	1.45	(11.25)	(10.17)
2017	9,140	13.07	17.31	156,153	2.10	0.25	1.45	15.05	16.41
2016	9,331	11.36	14.87	137,160	2.09	0.25	1.45	8.29	9.58
2015	9,538	10.49	13.57	128,216	1.86	0.25	1.45	(10.11)	(8.93)
2014	8,821	11.67	14.90	130,500	1.72	0.25	1.45	7.46	8.68
American Century VP Inflation Protection
2018	3,334	7.99	8.14	26,642	5.80	0.25	1.45	(6.97)	(5.93)
2017	-	8.51	8.75	-	-	0.25	1.45	(0.91)	0.35
2016	1,011	8.50	8.83	8,595	0.72	0.25	1.45	(0.11)	1.06
2015	-	8.43	8.84	-	-	0.25	1.45	(6.75)	(5.57)
2014	-	8.95	9.48	-	1.26	0.25	1.45	(1.25)	(1.25)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP International
2018	4,348	8.70	9.58	37,832	0.90	0.25	1.45	(18.99)	(17.98)
2017	2,428	10.74	11.68	26,084	-	0.25	1.45	25.17	26.68
2016	-	8.58	9.22	-	-	0.25	1.45	(9.59)	(8.53)
2015	-	9.49	10.08	-	-	0.25	1.45	(3.95)	(2.70)
2014	-	9.88	10.36	-	-	0.25	1.45	(9.77)	(8.64)
American Century VP Mid Cap Value (d)
2018	2,967	11.48	15.04	40,739	0.97	0.25	1.45	(16.75)	(15.79)
2017	8,778	13.79	17.86	128,458	1.51	0.25	1.45	6.57	7.92
2016	3,596	12.94	16.55	53,252	1.48	0.25	1.45	17.42	18.81
2015	3,927	11.02	13.93	50,696	1.41	0.25	1.45	(5.89)	(4.72)
2014	12,841	11.71	14.62	173,579	1.14	0.25	1.45	11.21	12.46
American Century VP Value
2018	2,367	10.84	14.37	30,088	1.53	0.25	1.45	(13.28)	(12.22)
2017	2,522	12.50	16.37	36,257	1.96	0.25	1.45	3.82	5.14
2016	1,138	12.04	15.57	16,829	1.53	0.25	1.45	15.11	16.45
2015	908	10.46	13.37	12,027	1.01	0.25	1.45	(8.25)	(7.15)
2014	-	11.40	14.40	-	-	0.25	1.45	7.95	9.34
American Funds IS Asset Allocation (a)
2018	35,477	10.30	10.90	368,904	1.56	0.25	1.45	(9.01)	(7.86)
2017	31,684	11.32	11.83	361,166	2.19	0.25	1.45	10.87	12.13
2016	-	10.21	10.55	-	15.13	0.25	1.45	4.40	5.71
2015	2,160	9.78	9.98	21,133	3.77	0.25	1.45	(3.26)	(2.16)
2014	-	10.11	10.20	-	-	0.25	1.45	1.10	2.00
American Funds IS Blue Chip Income and Growth (a)
2018	46,320	10.98	11.62	514,922	1.92	0.25	1.45	(12.86)	(11.84)
2017	44,312	12.60	13.18	564,093	1.91	0.25	1.45	11.60	13.04
2016	40,439	11.29	11.66	458,019	3.03	0.25	1.45	13.35	14.65
2015	24,157	9.96	10.17	240,769	3.21	0.25	1.45	(7.52)	(6.27)
2014	543	10.77	10.85	5,888	5.40	0.25	1.45	7.70	8.50

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS Global Bond (a)
2018	10,963	8.11	8.59	93,114	1.88	0.25	1.45	(5.92)	(4.66)
2017	11,666	8.62	9.01	103,954	0.37	0.25	1.45	1.89	3.21
2016	11,443	8.46	8.73	99,068	0.51	0.25	1.45	(1.97)	(0.91)
2015	9,712	8.63	8.81	85,264	0.05	0.25	1.45	(8.48)	(7.36)
2014	-	9.43	9.51	-	-	0.25	1.45	(5.70)	(4.90)
American Funds IS Global Growth (a)
2018	19,332	10.75	11.38	209,628	0.84	0.25	1.45	(13.24)	(12.12)
2017	3,676	12.39	12.95	47,057	0.79	0.25	1.45	25.40	26.96
2016	1,199	9.88	10.20	12,166	0.70	0.25	1.45	(3.98)	(2.86)
2015	1,163	10.29	10.50	12,176	1.74	0.25	1.45	1.98	3.24
2014	-	10.09	10.17	-	-	0.25	1.45	0.90	1.70
American Funds IS Global Growth and Income (a)
2018	11,304	9.96	10.54	116,296	1.79	0.25	1.45	(13.84)	(12.75)
2017	7,488	11.56	12.08	89,804	3.64	0.25	1.45	20.42	21.77
2016	-	9.60	9.92	-	-	0.25	1.45	2.35	3.66
2015	-	9.38	9.57	-	-	0.25	1.45	(5.92)	(4.78)
2014	-	9.97	10.05	-	-	0.25	1.45	(0.30)	0.50
American Funds IS Global Small Capitalization (a)
2018	468	9.40	9.94	4,394	0.06	0.25	1.45	(14.70)	(13.72)
2017	484	11.02	11.52	5,338	0.26	0.25	1.45	20.17	21.65
2016	183	9.17	9.47	1,683	0.24	0.25	1.45	(2.65)	(1.46)
2015	-	9.42	9.61	-	-	0.25	1.45	(4.37)	(3.22)
2014	-	9.85	9.93	-	-	0.25	1.45	(1.50)	(0.70)
American Funds IS Growth (a)
2018	18,657	13.08	13.84	246,077	0.28	0.25	1.45	(4.80)	(3.69)
2017	8,942	13.74	14.37	124,589	0.62	0.25	1.45	22.35	23.88
2016	3,216	11.23	11.60	37,092	0.31	0.25	1.45	4.47	5.74
2015	8,618	10.75	10.97	93,541	1.15	0.25	1.45	1.99	3.20
2014	3,063	10.54	10.63	32,511	1.63	0.25	1.45	5.40	6.30

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS Growth-Income (a)
2018	21,538	11.87	12.56	256,635	1.58	0.25	1.45	(6.31)	(5.21)
2017	11,814	12.67	13.25	150,520	1.90	0.25	1.45	16.67	18.20
2016	3,254	10.86	11.21	35,321	2.01	0.25	1.45	6.47	7.68
2015	-	10.20	10.41	-	-	0.25	1.45	(3.23)	(2.07)
2014	-	10.54	10.63	-	-	0.25	1.45	5.40	6.30
American Funds IS International (a)
2018	13,987	8.79	9.30	123,745	1.74	0.25	1.45	(17.23)	(16.22)
2017	11,004	10.62	11.10	117,538	1.44	0.25	1.45	26.13	27.73
2016	1,937	8.42	8.69	16,299	0.10	0.25	1.45	(1.29)	(0.11)
2015	3,964	8.53	8.70	34,109	3.06	0.25	1.45	(8.87)	(7.84)
2014	-	9.36	9.44	-	-	0.25	1.45	(6.40)	(5.60)
American Funds IS International Growth and Income (a)
2018	11,904	8.00	8.46	99,269	2.32	0.25	1.45	(15.34)	(14.29)
2017	9,445	9.45	9.87	92,117	2.15	0.25	1.45	19.32	20.66
2016	9,166	7.92	8.18	74,299	2.01	0.25	1.45	(3.18)	(2.04)
2015	9,445	8.18	8.35	78,369	4.21	0.25	1.45	(10.01)	(8.84)
2014	-	9.09	9.16	-	-	0.25	1.45	(9.10)	(8.40)
American Funds IS Mortgage (a)
2018	-	8.68	9.19	-	-	0.25	1.45	(4.30)	(3.06)
2017	-	9.07	9.48	-	-	0.25	1.45	(3.51)	(2.27)
2016	10,353	9.40	9.70	99,043	1.86	0.25	1.45	(2.39)	(1.32)
2015	3,859	9.63	9.83	37,364	2.99	0.25	1.45	(2.83)	(1.60)
2014	-	9.91	9.99	-	-	0.25	1.45	(0.90)	(0.10)
American Funds IS New World (a)
2018	9,305	8.44	8.93	80,498	0.69	0.25	1.45	(17.98)	(17.01)
2017	9,410	10.29	10.76	98,508	0.88	0.25	1.45	23.38	24.97
2016	6,262	8.34	8.61	52,816	0.54	0.25	1.45	0.48	1.65
2015	6,147	8.30	8.47	51,541	0.75	0.25	1.45	(7.57)	(6.51)
2014	861	8.98	9.06	7,728	2.04	0.25	1.45	(10.20)	(9.40)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS U.S. Government/AAA‑Rated Securities (a)
2018	17,027	8.62	9.12	147,209	1.45	0.25	1.45	(3.90)	(2.67)
2017	27,464	8.97	9.37	246,781	1.04	0.25	1.45	(3.13)	(1.99)
2016	25,030	9.26	9.56	233,830	1.26	0.25	1.45	(3.34)	(2.25)
2015	18,656	9.58	9.78	179,014	2.60	0.25	1.45	(3.13)	(1.91)
2014	-	9.89	9.97	-	-	0.25	1.45	(1.10)	(0.30)
BlackRock Advantage Large Cap Core V.I.
2018	9,262	12.66	15.46	137,829	2.82	0.25	1.45	(9.64)	(8.57)
2017	-	14.01	16.91	-	-	0.25	1.45	16.65	18.09
2016	-	12.01	14.32	-	-	0.25	1.45	5.44	6.71
2015	-	11.39	13.42	-	-	0.25	1.45	(4.12)	(2.96)
2014	-	11.88	13.83	-	-	0.25	1.45	7.22	8.56
BlackRock Basic Value V.I.
2018	4,192	10.39	13.27	43,537	1.40	0.25	1.45	(12.17)	(11.06)
2017	5,378	11.83	14.92	63,604	2.00	0.25	1.45	3.32	4.56
2016	998	11.45	14.27	11,419	1.37	0.25	1.45	12.59	13.98
2015	968	10.17	12.52	9,842	2.70	0.25	1.45	(10.24)	(9.14)
2014	-	11.33	13.78	-	-	0.25	1.45	4.91	6.08
BlackRock Equity Dividend V.I.
2018	16,590	11.52	14.32	191,112	1.82	0.25	1.45	(11.45)	(10.39)
2017	16,108	13.01	15.98	209,589	1.54	0.25	1.45	11.48	12.77
2016	15,389	11.67	14.17	179,712	1.55	0.25	1.45	10.93	12.37
2015	12,181	10.52	12.61	128,162	1.44	0.25	1.45	(5.14)	(4.03)
2014	15,400	11.09	13.14	170,790	1.84	0.25	1.45	4.33	5.63
BlackRock Global Allocation V.I.
2018	23,953	9.16	9.98	221,610	0.84	0.25	1.45	(11.67)	(10.57)
2017	26,183	10.37	11.16	273,471	1.21	0.25	1.45	8.81	10.06
2016	30,756	9.53	10.14	297,185	1.28	0.25	1.45	(0.73)	0.50
2015	27,912	9.60	10.09	272,413	1.25	0.25	1.45	(5.33)	(4.18)
2014	20,073	10.14	10.53	206,009	2.56	0.25	1.45	(2.50)	(1.31)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2018	63,784	9.55	10.25	629,384	4.65	0.25	1.45	(7.19)	(6.05)
2017	42,678	10.29	10.91	456,048	4.63	0.25	1.45	2.39	3.71
2016	37,616	10.05	10.52	392,197	4.92	0.25	1.45	7.95	9.13
2015	33,641	9.31	9.64	322,188	5.02	0.25	1.45	(8.00)	(6.86)
2014	29,878	10.12	10.35	308,119	4.29	0.25	1.45	(2.03)	(0.77)
BlackRock Large Cap Focus Growth V.I.
2018	12,037	15.19	18.44	182,910	-	0.25	1.45	(1.68)	(0.54)
2017	10,666	15.45	18.54	164,888	-	0.25	1.45	23.60	25.10
2016	243	12.50	14.82	3,040	0.86	0.25	1.45	2.80	4.07
2015	-	12.16	14.24	-	-	0.25	1.45	(1.94)	(0.77)
2014	-	12.40	14.35	-	-	0.25	1.45	8.96	10.38
Dimensional VA Global Bond Portfolio
2018	9,206	8.49	8.90	80,670	8.88	0.65	1.85	(3.08)	(1.98)
2017	259	8.76	9.08	2,326	1.76	0.65	1.85	(2.67)	(1.52)
2016	255	9.00	9.22	2,331	0.13	0.65	1.85	(3.12)	(1.91)
2015	6,337	9.29	9.40	59,313	0.84	0.65	1.85	(3.33)	(2.08)
2014	18,516	9.57	9.61	177,158	2.15	0.65	1.85	(1.94)	(0.83)
Dimensional VA International Small Portfolio
2018	5,255	9.84	10.75	55,408	1.20	0.65	1.85	(23.60)	(22.72)
2017	9,125	12.88	13.91	124,214	2.77	0.65	1.85	23.73	25.32
2016	7,721	10.41	11.10	84,078	3.27	0.65	1.85	1.17	2.40
2015	3,188	10.29	10.84	34,360	0.93	0.65	1.85	0.78	2.07
2014	13,017	10.21	10.62	137,766	2.21	0.65	1.85	(10.20)	(9.15)
Dimensional VA International Value Portfolio
2018	17,464	8.59	9.14	157,045	2.71	0.65	1.85	(21.05)	(20.10)
2017	17,310	10.88	11.44	195,264	3.26	0.65	1.85	19.82	21.31
2016	12,998	9.08	9.43	121,532	2.41	0.65	1.85	3.89	5.25
2015	21,003	8.74	8.96	186,874	4.58	0.65	1.85	(11.36)	(10.31)
2014	8,107	9.86	9.99	80,672	5.25	0.65	1.85	(11.57)	(10.48)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Short-Term Fixed Portfolio
2018	8,904	7.97	8.38	73,802	2.13	0.65	1.85	(3.04)	(1.87)
2017	4,010	8.22	8.54	33,932	1.02	0.65	1.85	(3.97)	(2.84)
2016	3,907	8.56	8.79	34,073	0.68	0.65	1.85	(3.93)	(2.77)
2015	3,803	8.91	9.04	34,199	0.27	0.65	1.85	(4.50)	(3.32)
2014	4,771	9.32	9.35	44,455	0.23	0.65	1.85	(4.60)	(3.51)
Dimensional VA U.S. Large Value Portfolio
2018	73,381	11.39	13.70	985,835	2.33	0.65	1.85	(16.31)	(15.28)
2017	71,392	13.61	16.17	1,129,871	1.94	0.65	1.85	13.42	14.84
2016	62,981	12.00	14.08	870,997	1.97	0.65	1.85	13.21	14.56
2015	60,218	10.60	12.29	726,620	2.68	0.65	1.85	(7.99)	(6.82)
2014	33,188	11.52	13.19	436,174	2.82	0.65	1.85	3.97	5.18
Dimensional VA U.S. Targeted Value Portfolio
2018	821	10.16	12.50	9,220	1.07	0.65	1.85	(19.87)	(18.88)
2017	804	12.68	15.41	11,212	0.88	0.65	1.85	4.53	5.84
2016	1,005	12.13	14.56	14,472	0.73	0.65	1.85	21.42	22.87
2015	1,926	9.99	11.85	22,641	1.19	0.65	1.85	(9.76)	(8.56)
2014	2,250	11.07	12.96	29,060	1.38	0.65	1.85	(1.16)	(0.08)
Dreyfus IP Small Cap Stock Index
2018	4,670	11.78	14.34	60,624	1.20	0.25	1.45	(12.93)	(11.86)
2017	12,164	13.53	16.27	177,675	0.57	0.25	1.45	7.47	8.76
2016	7,867	12.59	14.96	110,494	0.50	0.25	1.45	20.25	21.72
2015	3,861	10.47	12.29	44,567	1.20	0.25	1.45	(6.60)	(5.46)
2014	6,341	11.21	13.00	79,602	0.49	0.25	1.45	0.63	1.80
Dreyfus IP Technology Growth
2018	14,836	15.44	17.11	229,128	-	0.25	1.45	(5.62)	(4.47)
2017	11,996	16.36	17.91	196,226	-	0.25	1.45	36.11	37.88
2016	1,457	12.02	12.99	17,504	-	0.25	1.45	(0.08)	1.01
2015	925	12.03	12.86	11,137	-	0.25	1.45	1.26	2.55
2014	-	11.88	12.54	-	-	0.25	1.45	1.89	3.12

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dreyfus Stock Index
2018	-	12.71	15.01	-	-	0.25	1.45	(8.95)	(7.86)
2017	365	13.96	16.29	5,100	0.67	0.25	1.45	15.85	17.28
2016	-	12.05	13.89	-	-	0.25	1.45	6.64	7.93
2015	-	11.30	12.87	-	-	0.25	1.45	(3.58)	(2.35)
2014	-	11.72	13.18	-	-	0.25	1.45	8.22	9.47
Dreyfus VIF International Value
2018	93,379	5.66	7.95	528,238	1.33	0.25	1.45	(20.58)	(19.66)
2017	95,678	7.11	10.01	680,405	1.24	0.25	1.45	22.52	24.07
2016	83,410	5.79	8.17	482,996	0.13	0.25	1.45	(5.88)	(4.77)
2015	6,975	6.14	8.68	42,928	2.59	0.25	1.45	(7.26)	(6.07)
2014	11,302	6.60	9.36	74,755	2.90	0.25	1.45	(13.49)	(12.52)
DWS Core Equity VIP (b)
2018	8,099	13.05	16.48	108,938	1.81	0.25	1.45	(10.12)	(9.05)
2017	14,649	14.52	18.12	216,047	0.86	0.25	1.45	15.42	16.83
2016	13,467	12.58	15.51	172,056	1.08	0.25	1.45	5.45	6.74
2015	13,407	11.93	14.53	163,089	0.27	0.25	1.45	0.34	1.54
2014	-	11.89	14.31	-	-	0.25	1.45	6.64	7.92
DWS Global Small Cap VIP (b)
2018	6,082	8.33	9.75	50,666	-	0.25	1.45	(24.20)	(23.29)
2017	7,757	10.99	12.71	85,267	-	0.25	1.45	14.36	15.76
2016	7,528	9.61	10.98	72,335	0.13	0.25	1.45	(3.13)	(1.96)
2015	8,056	9.92	11.20	80,755	0.13	0.25	1.45	(3.50)	(2.35)
2014	729	10.28	11.47	8,294	0.65	0.25	1.45	(8.46)	(7.35)
Eaton Vance VT Floating-Rate Income (a)
2018	4,316	9.05	9.58	40,952	3.64	0.25	1.45	(4.44)	(3.23)
2017	5,731	9.47	9.90	56,316	3.58	0.25	1.45	(1.04)	0.10
2016	4,332	9.57	9.89	42,607	3.47	0.25	1.45	4.13	5.44
2015	4,347	9.19	9.38	40,626	2.62	0.25	1.45	(5.36)	(4.09)
2014	2,117	9.71	9.78	20,685	1.02	0.25	1.45	(2.90)	(2.20)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Federated Fund for U.S. Government Securities II
2018	77,710	8.32	9.68	652,963	2.20	0.25	1.45	(3.93)	(2.81)
2017	58,327	8.66	9.96	505,810	2.39	0.25	1.45	(2.61)	(1.29)
2016	68,067	8.88	10.09	606,957	1.26	0.25	1.45	(2.84)	(1.66)
2015	28,236	9.14	10.26	262,295	8.14	0.25	1.45	(3.89)	(2.66)
2014	33,211	9.51	10.54	324,529	2.49	0.25	1.45	0.11	1.25
Federated High Income Bond II
2018	30,875	9.54	14.11	351,889	5.91	0.25	1.45	(7.65)	(6.53)
2017	18,047	10.33	15.26	275,402	8.06	0.25	1.45	1.87	3.15
2016	29,906	10.14	14.96	448,403	4.62	0.25	1.45	9.62	10.88
2015	42,753	9.25	13.64	574,643	6.38	0.25	1.45	(7.04)	(5.90)
2014	60,634	9.95	14.65	880,173	6.21	0.25	1.45	(2.07)	(0.82)
Fidelity VIP Balanced
2018	40,917	11.12	12.75	454,850	1.44	0.25	1.45	(8.63)	(7.47)
2017	31,921	12.17	13.78	388,333	1.36	0.25	1.45	11.14	12.40
2016	26,767	10.95	12.26	293,631	1.39	0.25	1.45	2.24	3.55
2015	18,710	10.71	11.84	201,092	2.47	0.25	1.45	(4.03)	(2.87)
2014	1,101	11.16	12.19	13,314	2.54	0.25	1.45	5.28	6.56
Fidelity VIP Contrafund
2018	84,284	12.01	17.50	1,176,201	0.44	0.25	1.45	(10.71)	(9.61)
2017	88,258	13.45	19.58	1,473,509	0.76	0.25	1.45	16.25	17.66
2016	99,849	11.57	16.82	1,514,522	0.63	0.25	1.45	3.03	4.32
2015	104,372	11.23	16.31	1,431,444	0.73	0.25	1.45	(3.93)	(2.77)
2014	110,541	11.69	16.97	1,708,756	0.65	0.25	1.45	6.76	8.10
Fidelity VIP Disciplined Small Cap
2018	1,329	10.31	13.41	17,539	0.65	0.25	1.45	(17.06)	(16.03)
2017	1,290	12.43	15.97	20,319	0.50	0.25	1.45	2.14	3.37
2016	1,252	12.17	15.45	19,113	0.46	0.25	1.45	16.91	18.39
2015	1,215	10.41	13.05	15,698	0.41	0.25	1.45	(6.47)	(5.30)
2014	838	11.13	13.78	11,464	0.10	0.25	1.45	0.36	1.55

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity VIP Emerging Markets
2018	14,028	9.35	9.46	131,303	0.43	0.25	1.45	(21.72)	(20.84)
2017	20,640	11.83	11.97	246,463	0.64	0.25	1.45	40.66	42.43
2016	5,351	8.33	8.51	45,297	0.12	0.25	1.45	(1.50)	(0.36)
2015	5,258	8.37	8.64	44,640	0.38	0.25	1.45	(14.29)	(13.20)
2014	3,830	9.66	10.08	37,257	0.16	0.25	1.45	(3.26)	(2.12)
Fidelity VIP Growth & Income
2018	13,420	11.35	15.53	196,826	0.21	0.25	1.45	(13.09)	(12.11)
2017	15,089	13.06	17.67	252,021	1.38	0.25	1.45	11.53	12.91
2016	7,653	11.71	15.65	112,049	2.08	0.25	1.45	10.68	12.11
2015	3,176	10.58	13.96	44,161	0.96	0.25	1.45	(6.78)	(5.68)
2014	10,524	11.35	14.80	136,945	2.56	0.25	1.45	5.48	6.71
Fidelity VIP Growth Opportunities
2018	55,534	15.63	19.32	992,317	0.09	0.25	1.45	7.35	8.60
2017	53,709	14.56	17.79	885,511	0.12	0.25	1.45	28.28	29.95
2016	63,869	11.35	13.69	814,950	0.03	0.25	1.45	(4.30)	(3.18)
2015	88,387	11.86	14.14	1,166,039	-	0.25	1.45	0.76	2.02
2014	98,666	11.77	13.86	1,279,788	0.01	0.25	1.45	7.10	8.37
Fidelity VIP High Income
2018	4,864	9.28	9.86	45,439	5.35	0.25	1.45	(7.85)	(6.72)
2017	5,598	10.07	10.57	56,631	5.34	0.25	1.45	2.23	3.42
2016	5,433	9.85	10.22	53,686	5.40	0.25	1.45	9.20	10.61
2015	5,272	9.02	9.24	47,665	12.03	0.25	1.45	(8.05)	(6.95)
2014	522	9.81	9.93	5,167	11.73	0.25	1.45	(3.54)	(2.36)
Fidelity VIP Index 500
2018	66,899	12.82	14.74	920,576	1.69	0.25	1.45	(8.88)	(7.82)
2017	86,242	14.07	15.99	1,290,172	1.42	0.25	1.45	16.18	17.57
2016	127,016	12.11	13.60	1,624,447	1.34	0.25	1.45	6.70	8.02
2015	127,005	11.35	12.59	1,537,642	1.98	0.25	1.45	(3.32)	(2.18)
2014	117,962	11.74	12.87	1,458,849	1.52	0.25	1.45	8.30	9.63

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity VIP Investment Grade Bond
2018	81,076	8.88	10.55	788,382	1.70	0.25	1.45	(5.13)	(4.00)
2017	80,810	9.36	10.99	825,550	1.94	0.25	1.45	(0.53)	0.64
2016	110,427	9.41	10.92	1,129,677	2.55	0.25	1.45	(0.11)	1.20
2015	83,564	9.42	10.79	852,169	2.23	0.25	1.45	(5.14)	(4.09)
2014	99,847	9.93	11.25	1,085,999	2.33	0.25	1.45	0.91	2.27
Fidelity VIP Mid Cap
2018	18,197	10.78	12.32	216,530	0.47	0.25	1.45	(18.52)	(17.48)
2017	14,755	13.23	14.93	213,399	0.49	0.25	1.45	15.34	16.64
2016	13,549	11.47	12.80	168,510	0.26	0.25	1.45	7.00	8.38
2015	15,526	10.72	11.81	181,618	0.27	0.25	1.45	(5.88)	(4.83)
2014	14,784	11.39	12.41	181,983	0.01	0.25	1.45	1.42	2.65
Fidelity VIP Overseas
2018	4,787	9.08	9.60	43,482	1.41	0.25	1.45	(18.78)	(17.81)
2017	4,611	11.18	11.68	51,551	1.32	0.25	1.45	24.36	25.86
2016	3,991	8.99	9.28	35,909	1.79	0.25	1.45	(9.47)	(8.30)
2015	1,562	9.93	10.12	15,522	2.36	0.25	1.45	(1.19)	(1.19)
2014	-	10.04	10.12	-	-	0.25	1.45	(12.30)	(11.23)
Fidelity VIP Real Estate
2018	18,732	9.97	12.82	228,781	3.09	0.25	1.45	(10.50)	(9.46)
2017	13,162	11.14	14.16	175,151	1.65	0.25	1.45	(0.80)	0.50
2016	11,173	11.23	14.09	146,016	1.37	0.25	1.45	0.90	2.10
2015	9,169	11.13	13.80	124,629	1.59	0.25	1.45	(1.07)	0.15
2014	10,209	11.25	13.78	139,753	1.68	0.25	1.45	24.17	25.62
Fidelity VIP Strategic Income
2018	13,624	9.13	9.99	124,834	3.05	0.25	1.45	(7.03)	(5.93)
2017	17,710	9.82	10.62	175,409	3.92	0.25	1.45	2.83	4.12
2016	9,017	9.55	10.20	87,606	4.81	0.25	1.45	3.35	4.62
2015	3,607	9.24	9.75	34,936	0.38	0.25	1.45	(6.19)	(5.16)
2014	44,877	9.85	10.28	457,776	5.37	0.25	1.45	(1.20)	0.10

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Flex Cap Growth VIP Fund
2018	9,861	12.95	14.75	127,655	-	0.25	1.45	(1.37)	(0.14)
2017	-	13.13	14.77	-	-	0.25	1.45	21.46	22.88
2016	-	10.81	12.02	-	-	0.25	1.45	(7.13)	(6.02)
2015	-	11.64	12.79	-	-	0.25	1.45	(0.17)	1.03
2014	-	11.66	12.66	-	-	0.25	1.45	1.48	2.76
Franklin Growth and Income VIP Fund
2018	13,541	11.55	14.75	174,277	2.51	0.25	1.45	(8.77)	(7.64)
2017	13,140	12.66	15.97	184,402	5.71	0.25	1.45	10.86	12.15
2016	12,752	11.42	14.24	160,689	2.91	0.25	1.45	6.73	8.04
2015	12,375	10.70	13.18	145,354	4.46	0.25	1.45	(5.23)	(4.08)
2014	6,678	11.29	13.74	75,389	2.37	0.25	1.45	4.34	5.61
Franklin Income VIP Fund
2018	16,907	9.67	11.25	164,840	5.18	0.25	1.45	(8.51)	(7.41)
2017	14,808	10.57	12.15	157,797	4.40	0.25	1.45	4.86	6.11
2016	12,598	10.08	11.45	128,033	4.87	0.25	1.45	9.09	10.41
2015	12,265	9.24	10.37	114,236	4.70	0.25	1.45	(11.15)	(9.98)
2014	11,917	10.40	11.52	124,777	6.19	0.25	1.45	0.10	1.23
Franklin Mutual Global Discovery VIP Fund
2018	14,911	9.43	11.52	165,278	2.14	0.25	1.45	(15.12)	(14.09)
2017	19,005	11.11	13.41	247,142	1.65	0.25	1.45	3.93	5.18
2016	21,783	10.69	12.75	272,677	1.39	0.25	1.45	7.22	8.60
2015	68,247	9.97	11.74	783,414	2.67	0.25	1.45	(7.86)	(6.75)
2014	54,464	10.82	12.59	669,025	2.66	0.25	1.45	1.12	2.27
Franklin Mutual Shares VIP Fund
2018	4,145	9.95	12.41	49,299	3.28	0.25	1.45	(13.02)	(11.99)
2017	2,364	11.44	14.10	31,466	3.34	0.25	1.45	3.62	4.91
2016	6,972	11.04	13.44	80,871	2.47	0.25	1.45	10.95	12.37
2015	3,431	9.95	11.96	37,339	2.25	0.25	1.45	(9.05)	(8.00)
2014	1,640	10.94	13.00	21,161	3.97	0.25	1.45	2.43	3.67

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Rising Dividends VIP Fund
2018	13,174	11.97	15.90	189,242	1.10	0.25	1.45	(9.25)	(8.09)
2017	18,637	13.19	17.30	278,074	1.22	0.25	1.45	15.30	16.66
2016	14,806	11.44	14.83	192,097	1.01	0.25	1.45	10.96	12.35
2015	8,446	10.31	13.20	107,710	2.32	0.25	1.45	(7.86)	(6.71)
2014	7,989	11.19	14.15	109,490	1.32	0.25	1.45	4.00	5.20
Franklin Small Cap Value VIP Fund
2018	28,762	10.48	13.14	343,329	0.81	0.25	1.45	(16.69)	(15.72)
2017	22,597	12.58	15.59	330,302	0.50	0.25	1.45	5.80	7.15
2016	18,391	11.89	14.55	253,903	0.66	0.25	1.45	24.50	25.97
2015	15,555	9.55	11.55	173,888	0.43	0.25	1.45	(11.41)	(10.33)
2014	12,265	10.78	12.88	151,975	0.59	0.25	1.45	(3.75)	(2.65)
Franklin Small-Mid Cap Growth VIP Fund
2018	13,698	11.21	25.08	180,056	-	0.25	1.45	(9.54)	(8.40)
2017	32,625	12.39	27.38	474,734	-	0.25	1.45	16.10	17.51
2016	33,859	10.67	23.30	425,552	-	0.25	1.45	(0.37)	0.82
2015	10,126	10.71	23.11	127,612	-	0.25	1.45	(6.95)	(5.79)
2014	8,647	11.50	24.53	117,063	-	0.25	1.45	2.77	4.07
Franklin Strategic Income VIP Fund
2018	3,669	8.69	9.77	31,881	2.73	0.25	1.45	(6.46)	(5.33)
2017	3,560	9.29	10.32	33,057	5.85	0.25	1.45	1.28	1.28
2016	413	9.29	10.19	4,169	1.16	0.25	1.45	3.22	4.41
2015	2,036	9.00	9.76	19,653	8.71	0.25	1.45	(8.07)	(6.96)
2014	4,072	9.79	10.49	42,368	6.50	0.25	1.45	(2.59)	(1.32)
Franklin U.S. Government Securities VIP Fund
2018	17,988	8.37	8.67	152,058	2.58	0.25	1.45	(4.01)	(2.91)
2017	13,184	8.72	8.93	115,593	2.70	0.25	1.45	(3.11)	(1.87)
2016	12,018	9.00	9.10	108,149	2.33	0.25	1.45	(3.74)	(2.57)
2015	13,741	9.25	9.35	127,961	1.08	0.25	1.45	(3.91)	(2.71)
2014	-	9.53	9.73	-	-	0.25	1.45	(1.12)	(1.12)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Growth Opportunities
2018	11,441	11.40	14.32	154,723	-	0.25	1.45	(8.51)	(7.43)
2017	6,774	12.46	15.47	99,340	-	0.25	1.45	21.44	22.88
2016	5,287	10.26	12.59	61,559	-	0.25	1.45	(3.02)	(1.87)
2015	-	10.58	12.83	-	-	0.25	1.45	(9.34)	(8.23)
2014	4,230	11.67	13.98	52,275	-	0.25	1.45	6.28	7.54
Goldman Sachs VIT High Quality Floating Rate
2018	24,521	8.13	8.83	212,019	1.88	0.25	1.45	(2.98)	(1.78)
2017	24,244	8.38	8.99	213,964	1.05	0.25	1.45	(2.90)	(1.75)
2016	30,975	8.63	9.15	279,414	0.94	0.25	1.45	(3.47)	(2.24)
2015	34,846	8.94	9.36	322,636	0.43	0.25	1.45	(4.79)	(3.60)
2014	58,168	9.39	9.71	560,369	0.29	0.25	1.45	(4.38)	(3.29)
Goldman Sachs VIT Mid Cap Value
2018	8,123	9.86	12.29	80,012	0.57	0.25	1.45	(14.56)	(13.57)
2017	7,883	11.54	14.22	90,921	0.50	0.25	1.45	5.97	7.32
2016	7,650	10.89	13.25	83,222	1.17	0.25	1.45	8.36	9.69
2015	7,103	10.05	12.08	71,325	0.17	0.25	1.45	(13.51)	(12.46)
2014	2,488	11.62	13.80	30,422	0.99	0.25	1.45	8.40	9.70
Guggenheim VIF All Cap Value
2018	4,420	11.08	22.40	90,824	1.38	0.25	1.45	(14.51)	(13.48)
2017	18,081	12.96	25.89	308,910	1.36	0.25	1.45	9.74	11.12
2016	-	11.81	23.30	-	9.15	0.25	1.45	17.40	18.76
2015	407	10.06	19.62	7,522	0.28	0.25	1.45	(8.88)	(7.71)
2014	416	11.04	21.26	8,423	-	0.25	1.45	2.99	4.16
Guggenheim VIF Floating Rate Strategies
2018	18,231	9.25	9.80	170,788	2.40	0.25	1.45	(5.13)	(3.92)
2017	21,627	9.75	10.20	211,307	3.23	0.25	1.45	(1.02)	0.10
2016	20,492	9.85	10.19	204,269	3.95	0.25	1.45	3.79	5.16
2015	33,237	9.49	9.69	317,934	1.67	0.25	1.45	(3.65)	(2.52)
2014	20,785	9.85	9.94	205,483	-	0.25	1.45	(2.09)	(0.90)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Global Managed Futures Strategy
2018	11,316	4.86	7.44	58,590	-	0.25	1.45	(12.98)	(11.90)
2017	10,365	5.53	8.55	61,182	2.69	0.25	1.45	4.01	5.23
2016	-	5.26	8.22	-	8.66	0.25	1.45	(18.53)	(17.57)
2015	14,820	6.39	10.09	112,790	2.29	0.25	1.45	(5.79)	(4.70)
2014	5,553	6.72	10.71	43,040	-	0.25	1.45	7.21	8.61
Guggenheim VIF High Yield
2018	9,077	9.59	10.88	95,465	7.66	0.25	1.45	(8.32)	(7.17)
2017	9,133	10.46	11.72	103,914	4.91	0.25	1.45	1.65	2.81
2016	11,370	10.29	11.40	128,171	9.22	0.25	1.45	12.34	13.77
2015	1,802	9.16	10.02	17,939	7.77	0.25	1.45	(8.12)	(7.05)
2014	2,965	9.97	10.78	31,774	-	0.25	1.45	(1.97)	(0.74)
Guggenheim VIF Large Cap Value
2018	7,774	11.32	21.16	153,693	2.17	0.25	1.45	(13.52)	(12.42)
2017	3,893	13.09	24.16	90,122	1.12	0.25	1.45	10.74	12.11
2016	7,351	11.82	21.55	150,394	1.82	0.25	1.45	16.11	17.50
2015	6,021	10.18	18.34	105,930	1.15	0.25	1.45	(9.19)	(8.12)
2014	5,342	11.21	19.96	102,661	-	0.25	1.45	4.67	6.00
Guggenheim VIF Long Short Equity
2018	10,579	8.11	8.75	87,890	-	0.25	1.45	(16.75)	(15.74)
2017	12,199	9.64	10.51	121,086	0.35	0.25	1.45	9.82	11.17
2016	12,526	8.69	9.57	112,683	-	0.25	1.45	(3.72)	(2.64)
2015	16,781	8.93	9.94	156,886	-	0.25	1.45	(3.12)	(1.94)
2014	15,366	9.13	10.26	148,285	-	0.25	1.45	(1.72)	(0.54)
Guggenheim VIF Mid Cap Value
2018	2,826	10.11	23.16	47,153	0.69	0.25	1.45	(16.79)	(15.78)
2017	2,449	12.15	27.50	47,325	0.39	0.25	1.45	8.77	10.09
2016	14,971	11.17	24.98	201,110	0.40	0.25	1.45	21.15	22.69
2015	5,221	9.22	20.36	91,253	0.32	0.25	1.45	(10.83)	(9.75)
2014	5,253	10.34	22.56	100,620	-	0.25	1.45	(3.45)	(2.34)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Multi-Hedge Strategies
2018	30,788	5.84	8.18	209,661	-	0.25	1.45	(9.21)	(8.23)
2017	39,983	6.43	9.01	296,292	-	0.25	1.45	(0.88)	0.42
2016	54,910	6.47	9.09	419,237	0.10	0.25	1.45	(4.82)	(3.64)
2015	57,343	6.79	9.55	453,338	0.78	0.25	1.45	(2.55)	(1.46)
2014	28,824	6.96	9.80	210,011	-	0.25	1.45	0.10	1.35
Guggenheim VIF Small Cap Value
2018	2,396	9.22	26.16	46,700	0.23	0.25	1.45	(16.49)	(15.49)
2017	4,749	11.04	31.22	123,308	0.26	0.25	1.45	(0.81)	0.41
2016	7,732	11.13	31.36	230,941	0.09	0.25	1.45	20.98	22.58
2015	7,477	9.20	25.81	183,160	-	0.25	1.45	(10.68)	(9.65)
2014	8,486	10.30	28.80	240,758	0.01	0.25	1.45	(5.68)	(4.51)
Guggenheim VIF StylePlus Large Core
2018	978	13.23	15.18	14,680	1.70	0.25	1.45	(10.67)	(9.54)
2017	964	14.81	16.78	16,016	1.18	0.25	1.45	16.89	18.25
2016	949	12.67	14.19	13,357	1.69	0.25	1.45	8.38	9.74
2015	931	11.69	12.93	11,967	1.14	0.25	1.45	(2.91)	(1.75)
2014	1,280	12.04	13.16	16,775	-	0.25	1.45	10.46	11.81
Guggenheim VIF StylePlus Large Growth
2018	1,873	14.76	16.34	28,516	2.38	0.25	1.45	(7.87)	(6.68)
2017	1,024	16.02	17.51	17,690	1.99	0.25	1.45	24.48	25.88
2016	432	12.87	13.91	5,558	-	0.25	1.45	3.96	5.30
2015	-	12.38	13.21	-	-	0.25	1.45	0.90	2.09
2014	1,938	12.27	12.94	24,877	-	0.25	1.45	10.14	11.55
Guggenheim VIF StylePlus Mid Growth
2018	2,472	12.57	27.85	63,349	1.57	0.25	1.45	(11.23)	(10.07)
2017	3,292	14.16	30.97	94,532	1.02	0.25	1.45	19.29	20.65
2016	3,060	11.87	25.67	74,254	0.82	0.25	1.45	3.94	5.20
2015	3,694	11.42	24.40	85,423	1.57	0.25	1.45	(4.52)	(3.29)
2014	4,017	11.96	25.23	96,571	-	0.25	1.45	8.14	9.46

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Total Return Bond
2018	46,183	10.12	10.57	472,668	4.51	0.25	1.45	(3.34)	(2.04)
2017	31,535	10.47	10.79	333,587	3.77	0.25	1.45	2.15	3.25
2016	35,937	10.25	10.45	370,984	4.88	0.25	1.45	2.09	3.47
2015	34,861	10.04	10.10	350,067	1.67	0.25	1.45	(3.28)	(2.13)
2014	29,535	10.28	10.38	303,586	-	0.25	1.45	3.39	4.67
Guggenheim VIF World Equity Income
2018	5,295	8.72	11.71	62,017	2.41	0.25	1.45	(12.17)	(11.04)
2017	9,525	9.83	13.29	127,085	2.16	0.25	1.45	10.05	11.30
2016	16,682	8.85	12.03	201,136	3.04	0.25	1.45	5.60	6.86
2015	17,333	8.30	11.36	197,252	3.20	0.25	1.45	(5.04)	(3.87)
2014	18,539	8.65	11.91	221,262	-	0.25	1.45	0.47	1.74
Invesco V.I. American Franchise Series I
2018	5,456	10.05	12.49	54,791	-	0.25	1.45	(7.88)	(6.72)
2017	7,331	10.91	13.39	79,902	0.08	0.25	1.45	21.76	23.30
2016	5,658	8.96	10.86	50,620	-	0.25	1.45	(2.18)	(1.00)
2015	6,941	9.16	10.97	63,574	-	0.25	1.45	0.44	1.57
2014	6,403	9.12	10.80	58,395	0.03	0.25	1.45	3.75	5.06
Invesco V.I. American Franchise Series II
2018	4,496	13.38	15.23	60,153	-	0.25	1.45	(8.10)	(7.02)
2017	4,543	14.56	16.38	66,130	-	0.25	1.45	21.43	22.97
2016	-	11.99	13.32	-	-	0.25	1.45	(2.36)	(1.26)
2015	-	12.28	13.49	-	-	0.25	1.45	0.16	1.43
2014	-	12.26	13.30	-	-	0.25	1.45	3.46	4.72
Invesco V.I. American Value
2018	1,375	9.43	12.31	12,957	0.28	0.25	1.45	(16.70)	(15.68)
2017	2,553	11.32	14.60	28,890	0.59	0.25	1.45	4.91	6.18
2016	2,478	10.79	13.75	26,724	0.11	0.25	1.45	10.21	11.52
2015	2,833	9.79	12.33	28,293	0.01	0.25	1.45	(13.36)	(12.24)
2014	2,526	11.30	14.05	28,523	0.16	0.25	1.45	4.73	5.96

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Balanced-Risk Allocation (a)
2018	2,414	9.14	9.67	23,107	1.23	0.25	1.45	(10.74)	(9.63)
2017	2,687	10.24	10.70	28,424	3.79	0.25	1.45	5.03	6.26
2016	2,675	9.75	10.07	26,704	1.09	0.25	1.45	6.67	7.93
2015	2,277	9.14	9.33	21,158	2.42	0.25	1.45	(8.60)	(7.44)
2014	943	10.00	10.08	9,490	-	0.25	1.45	0.80	0.80
Invesco V.I. Comstock
2018	-	10.63	14.21	-	-	0.25	1.45	(16.23)	(15.16)
2017	-	12.69	16.75	-	-	0.25	1.45	12.50	13.79
2016	1,289	11.28	14.72	18,724	1.89	0.25	1.45	11.90	13.32
2015	2,100	10.08	12.99	27,017	0.84	0.25	1.45	(10.32)	(9.22)
2014	7,186	11.24	14.31	102,044	1.17	0.25	1.45	4.36	5.61
Invesco V.I. Core Equity
2018	200	9.75	12.09	2,387	-	0.25	1.45	(13.56)	(12.52)
2017	584	11.28	13.82	7,970	1.56	0.25	1.45	7.94	9.25
2016	-	10.45	12.65	-	-	0.25	1.45	5.24	6.57
2015	-	9.93	11.87	-	-	0.25	1.45	(10.14)	(9.04)
2014	-	11.05	13.05	-	-	0.25	1.45	3.17	4.40
Invesco V.I. Equity and Income
2018	5,609	10.15	12.46	56,949	2.06	0.25	1.45	(13.69)	(12.62)
2017	5,638	11.76	14.26	66,316	2.31	0.25	1.45	5.95	7.22
2016	1,270	11.10	13.30	14,107	5.38	0.25	1.45	9.79	11.11
2015	1,237	10.11	11.97	12,510	2.37	0.25	1.45	(6.82)	(5.67)
2014	1,205	10.85	12.69	13,077	3.07	0.25	1.45	4.03	5.31
Invesco V.I. Global Real Estate
2018	2,585	9.22	11.16	28,393	3.75	0.25	1.45	(10.40)	(9.34)
2017	2,509	10.29	12.31	30,451	3.12	0.25	1.45	7.86	9.13
2016	2,438	9.54	11.28	27,174	1.29	0.25	1.45	(2.65)	(1.40)
2015	2,956	9.80	11.44	33,501	2.02	0.25	1.45	(6.04)	(4.90)
2014	7,264	10.43	12.03	86,748	1.38	0.25	1.45	9.33	10.67

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Securities
2018	2,549	7.81	8.89	19,912	0.51	0.25	1.45	(4.13)	(2.95)
2017	1,419	8.13	9.16	11,983	1.74	0.25	1.45	(2.68)	(1.51)
2016	1,688	8.34	9.30	14,641	1.26	0.25	1.45	(3.45)	(2.21)
2015	3,494	8.62	9.51	32,059	1.03	0.25	1.45	(4.33)	(3.16)
2014	13,169	9.00	9.82	126,052	3.00	0.25	1.45	(0.61)	0.51
Invesco V.I. Health Care (b)
2018	3,221	11.10	15.76	43,461	-	0.25	1.45	(3.73)	(2.60)
2017	4,824	11.53	16.18	55,606	0.08	0.25	1.45	10.44	11.89
2016	4,769	10.44	14.46	50,080	-	0.25	1.45	(15.53)	(14.54)
2015	1,108	12.36	16.92	14,202	-	0.25	1.45	(1.59)	(0.41)
2014	-	12.56	16.99	-	-	0.25	1.45	14.18	15.58
Invesco V.I. High Yield
2018	-	9.09	10.51	-	-	0.25	1.45	(7.81)	(6.74)
2017	-	9.86	11.27	-	-	0.25	1.45	1.44	2.73
2016	291	9.72	10.97	3,159	2.72	0.25	1.45	6.00	7.34
2015	-	9.17	10.22	-	31.50	0.25	1.45	(7.56)	(6.50)
2014	139	9.92	10.93	1,511	0.35	0.25	1.45	(2.84)	(1.62)
Invesco V.I. International Growth
2018	75,151	8.42	9.03	637,662	1.60	0.25	1.45	(18.96)	(17.91)
2017	97,601	10.35	11.00	1,016,133	1.23	0.25	1.45	17.45	18.79
2016	146,902	8.80	9.34	1,295,637	0.30	0.25	1.45	(5.08)	(3.94)
2015	21,900	9.24	9.84	204,959	1.21	0.25	1.45	(6.82)	(5.68)
2014	28,086	9.90	10.56	281,336	1.54	0.25	1.45	(4.35)	(3.13)
Invesco V.I. Managed Volatility
2018	2,130	9.77	12.44	20,804	1.50	0.25	1.45	(15.12)	(14.09)
2017	2,193	11.51	14.48	25,250	2.14	0.25	1.45	5.50	6.78
2016	-	10.91	13.56	-	-	0.25	1.45	5.51	6.77
2015	-	10.34	12.70	-	-	0.25	1.45	(6.68)	(5.51)
2014	-	11.08	13.44	-	-	0.25	1.45	15.06	16.36

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Mid Cap Core Equity
2018	7,449	9.76	11.72	80,705	0.12	0.25	1.45	(15.50)	(14.39)
2017	6,655	11.55	13.69	85,029	0.32	0.25	1.45	9.69	10.94
2016	6,466	10.53	12.34	74,998	-	0.25	1.45	8.22	9.59
2015	8,268	9.73	11.26	87,986	0.10	0.25	1.45	(8.47)	(7.40)
2014	9,259	10.63	12.16	107,275	-	0.25	1.45	(0.37)	0.91
Invesco V.I. S&P 500 Index
2018	2,417	12.60	14.87	35,508	1.46	0.25	1.45	(9.22)	(8.10)
2017	2,036	13.88	16.18	32,624	1.05	0.25	1.45	15.76	17.16
2016	3,545	11.99	13.81	48,589	1.34	0.25	1.45	6.29	7.64
2015	4,176	11.28	12.83	53,257	0.34	0.25	1.45	(3.59)	(2.43)
2014	5,967	11.70	13.15	78,175	1.56	0.25	1.45	8.03	9.31
Invesco V.I. Small Cap Equity
2018	4,914	9.14	11.12	49,445	-	0.25	1.45	(18.97)	(17.99)
2017	5,378	11.28	13.56	67,038	-	0.25	1.45	8.78	10.15
2016	2,489	10.37	12.31	30,287	-	0.25	1.45	6.91	8.27
2015	7,810	9.70	11.37	82,800	-	0.25	1.45	(9.85)	(8.82)
2014	7,374	10.76	12.47	91,215	-	0.25	1.45	(2.36)	(1.11)
Ivy VIP Asset Strategy
2018	3,316	8.55	9.69	31,628	1.96	0.25	1.45	(9.62)	(8.41)
2017	3,263	9.46	10.58	34,074	1.61	0.25	1.45	13.16	14.50
2016	3,205	8.36	9.24	29,286	0.59	0.25	1.45	(6.90)	(5.71)
2015	3,530	8.98	9.80	34,005	0.58	0.25	1.45	(12.30)	(11.31)
2014	1,428	10.24	11.05	15,087	0.40	0.25	1.45	(9.38)	(8.30)
Ivy VIP Balanced
2018	3,714	10.11	12.35	39,363	1.62	0.25	1.45	(7.50)	(6.30)
2017	3,613	10.93	13.18	41,292	1.61	0.25	1.45	6.53	7.77
2016	4,429	10.26	12.23	46,978	1.35	0.25	1.45	(2.38)	(1.21)
2015	4,321	10.51	12.38	46,910	0.87	0.25	1.45	(4.71)	(3.51)
2014	820	11.03	12.83	10,448	0.92	0.25	1.45	2.89	4.14

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Ivy VIP Energy
2018	1,343	4.29	4.62	6,199	-	0.25	1.45	(36.97)	(36.31)
2017	2,312	6.74	7.33	16,959	0.50	0.25	1.45	(16.51)	(15.47)
2016	3,788	7.98	8.78	33,252	0.13	0.25	1.45	28.74	30.32
2015	3,970	6.14	6.82	27,078	0.04	0.25	1.45	(25.55)	(24.67)
2014	2,038	8.17	9.16	18,669	-	0.25	1.45	(14.47)	(13.37)
Ivy VIP Global Equity Income (b)
2018	754	10.24	11.88	7,725	1.70	0.25	1.45	(15.58)	(14.53)
2017	732	12.13	13.90	8,876	1.24	0.25	1.45	10.57	11.92
2016	710	10.97	12.42	7,793	-	0.25	1.45	2.24	3.50
2015	-	10.73	12.00	-	-	0.25	1.45	(6.29)	(5.21)
2014	-	11.45	12.66	-	-	0.25	1.45	5.05	6.39
Ivy VIP Global Growth
2018	8,164	10.44	11.50	87,165	0.23	0.25	1.45	(10.39)	(9.23)
2017	2,134	11.65	12.67	26,680	0.05	0.25	1.45	19.12	20.55
2016	2,070	9.78	10.51	21,523	0.18	0.25	1.45	(7.30)	(6.16)
2015	2,587	10.55	11.20	28,711	0.52	0.25	1.45	(1.12)	0.09
2014	2,465	10.67	11.19	27,395	1.39	0.25	1.45	(3.44)	(2.27)
Ivy VIP Growth
2018	328	14.86	18.51	5,997	0.03	0.25	1.45	(2.24)	(1.02)
2017	320	15.20	18.70	5,911	0.25	0.25	1.45	23.68	25.25
2016	311	12.29	14.93	4,607	-	0.25	1.45	(3.15)	(2.03)
2015	3,927	12.69	15.24	59,270	-	0.25	1.45	2.50	3.74
2014	-	12.38	14.69	-	-	0.25	1.45	6.91	8.25
Ivy VIP High Income
2018	5,446	9.51	11.86	56,987	9.18	0.25	1.45	(6.40)	(5.20)
2017	5,044	10.16	12.51	58,024	10.76	0.25	1.45	2.01	3.22
2016	4,681	9.96	12.12	56,098	7.10	0.25	1.45	11.16	12.53
2015	7,028	8.96	10.77	75,023	6.59	0.25	1.45	(10.58)	(9.50)
2014	21,848	10.02	11.90	248,710	4.49	0.25	1.45	(2.53)	(1.41)

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Ivy VIP International Core Equity
2018	10,662	9.17	9.31	98,132	1.83	0.25	1.45	(21.38)	(20.50)
2017	9,802	11.55	11.74	114,350	0.71	0.25	1.45	17.75	19.25
2016	5,350	9.71	9.97	51,951	1.28	0.25	1.45	(3.30)	(2.19)
2015	5,629	9.94	10.31	56,503	0.77	0.25	1.45	(5.33)	(4.11)
2014	2,598	10.39	10.89	26,993	-	0.25	1.45	(2.94)	(1.78)
Ivy VIP Limited-Term Bond
2018	32,859	8.35	8.74	282,808	0.17	0.25	1.45	(3.69)	(2.46)
2017	1,841	8.67	8.96	16,273	0.24	0.25	1.45	(3.02)	(1.86)
2016	20,223	8.94	9.13	182,582	8.96	0.25	1.45	(2.51)	(1.30)
2015	39,662	9.16	9.25	363,520	1.57	0.25	1.45	(3.47)	(2.32)
2014	33,321	9.40	9.50	313,389	0.52	0.25	1.45	(3.46)	(2.27)
Ivy VIP Mid Cap Growth
2018	4,366	11.97	14.28	55,741	-	0.25	1.45	(4.39)	(3.25)
2017	4,171	12.52	14.76	60,752	-	0.25	1.45	21.32	22.80
2016	4,084	10.32	12.02	48,531	-	0.25	1.45	1.47	2.74
2015	6,645	10.17	11.70	72,433	-	0.25	1.45	(9.84)	(8.81)
2014	5,373	11.28	12.83	68,410	-	0.25	1.45	3.11	4.48
Ivy VIP Natural Resources (a)
2018	1,141	4.98	5.27	5,688	0.32	0.25	1.45	(26.55)	(25.67)
2017	1,109	6.78	7.09	7,531	0.14	0.25	1.45	(1.60)	(0.42)
2016	1,005	6.89	7.12	6,931	0.30	0.25	1.45	18.38	19.87
2015	1,105	5.82	5.94	6,433	-	0.25	1.45	(25.77)	(24.81)
2014	-	7.84	7.90	-	-	0.25	1.45	(21.60)	(21.00)
Ivy VIP Science and Technology
2018	7,500	12.20	16.74	115,572	-	0.25	1.45	(9.36)	(8.27)
2017	8,424	13.46	18.25	139,192	-	0.25	1.45	26.38	27.89
2016	3,889	10.65	14.27	46,844	-	0.25	1.45	(2.92)	(1.72)
2015	4,016	10.97	14.52	49,455	-	0.25	1.45	(7.11)	(5.96)
2014	3,526	11.81	15.44	43,058	-	0.25	1.45	(1.58)	(0.39)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Ivy VIP Securian Real Estate Securities (b)
2018	272	10.35	12.96	2,811	1.54	0.25	1.45	(9.69)	(8.60)
2017	264	11.46	14.18	3,021	1.28	0.25	1.45	0.79	2.01
2016	256	11.37	13.90	2,909	-	0.25	1.45	(0.26)	0.94
2015	222	11.40	13.77	3,015	11.48	0.25	1.45	0.18	1.47
2014	-	11.38	13.57	-	-	0.25	1.45	24.51	26.00
Ivy VIP Small Cap Core
2018	1,595	11.35	13.42	20,753	0.20	0.25	1.45	(14.40)	(13.36)
2017	5,046	13.26	15.49	69,754	-	0.25	1.45	8.78	10.09
2016	7,424	12.19	14.07	93,103	0.29	0.25	1.45	23.26	24.73
2015	5,155	9.89	11.28	53,452	0.07	0.25	1.45	(9.76)	(8.59)
2014	2,060	10.96	12.34	24,579	0.07	0.25	1.45	2.43	3.61
Ivy VIP Small Cap Growth
2018	4,490	11.52	11.96	51,713	0.48	0.25	1.45	(8.28)	(7.14)
2017	4,348	12.56	12.88	54,637	-	0.25	1.45	17.71	19.15
2016	2,713	10.67	10.81	28,947	-	0.25	1.45	(1.57)	(0.37)
2015	2,720	10.75	10.85	29,485	-	0.25	1.45	(2.52)	(1.36)
2014	-	10.92	11.12	-	-	0.25	1.45	(2.88)	(1.70)
Janus Henderson VIT Enterprise
2018	17,429	14.34	18.18	261,550	0.09	0.25	1.45	(4.97)	(3.86)
2017	9,870	15.09	18.91	162,012	0.15	0.25	1.45	21.50	23.03
2016	8,857	12.42	15.37	120,366	0.03	0.25	1.45	7.25	8.55
2015	3,999	11.58	14.16	53,956	0.69	0.25	1.45	(0.77)	0.43
2014	203	11.67	14.10	2,841	-	0.25	1.45	7.36	8.63
Janus Henderson VIT Forty
2018	1,321	14.79	18.79	21,110	-	0.25	1.45	(2.76)	(1.57)
2017	875	15.21	19.09	13,308	-	0.25	1.45	24.37	25.84
2016	-	12.23	15.17	-	-	0.25	1.45	(2.47)	(1.30)
2015	333	12.54	15.37	5,063	-	0.25	1.45	7.00	8.32
2014	5,600	11.72	14.19	70,961	0.03	0.25	1.45	3.72	5.03

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Mid Cap Value
2018	6,860	10.21	11.95	80,707	0.94	0.25	1.45	(17.59)	(16.55)
2017	2,917	12.39	14.32	41,218	1.22	0.25	1.45	8.68	9.98
2016	-	11.40	13.02	-	1.27	0.25	1.45	13.55	14.92
2015	1,975	10.04	11.33	22,161	2.16	0.25	1.45	(7.89)	(6.75)
2014	-	10.90	12.15	-	-	0.25	1.45	3.71	5.01
Janus Henderson VIT Overseas
2018	4,825	5.54	7.30	34,349	1.43	0.25	1.45	(18.80)	(17.81)
2017	1,388	6.76	8.99	11,407	1.63	0.25	1.45	25.03	26.62
2016	1,349	5.35	7.19	8,832	1.16	0.25	1.45	(10.79)	(9.68)
2015	10,095	5.94	8.06	61,752	0.58	0.25	1.45	(12.77)	(11.78)
2014	830	6.74	9.24	7,667	-	0.25	1.45	(15.92)	(14.91)
Janus Henderson VIT Research
2018	13,056	12.97	16.05	204,242	0.38	0.25	1.45	(7.09)	(5.92)
2017	426	13.96	17.06	7,176	0.25	0.25	1.45	22.03	23.44
2016	419	11.44	13.82	5,736	0.38	0.25	1.45	(4.11)	(2.95)
2015	412	11.93	14.24	5,809	0.43	0.25	1.45	0.51	1.71
2014	1,864	11.87	14.00	23,838	0.12	0.25	1.45	7.81	9.20
JPMorgan Insurance Trust Core Bond Portfolio
2018	27,439	8.69	9.02	239,754	2.16	0.25	1.45	(4.61)	(3.43)
2017	24,122	9.11	9.34	220,519	1.60	0.25	1.45	(1.19)	(1.19)
2016	11,705	9.22	9.34	108,191	1.58	0.25	1.45	(2.64)	(1.48)
2015	5,017	9.42	9.48	47,294	3.48	0.25	1.45	(3.56)	(2.37)
2014	4,896	9.67	9.82	47,362	-	0.25	1.45	0.20	1.36
JPMorgan Insurance Trust Small Cap Core Portfolio
2018	14,324	11.08	13.55	178,861	0.08	0.25	1.45	(16.06)	(15.05)
2017	12,673	13.20	15.95	186,451	0.12	0.25	1.45	10.00	11.30
2016	8,077	12.00	14.33	111,825	0.17	0.25	1.45	14.61	16.03
2015	4,085	10.47	12.35	50,165	-	0.25	1.45	(9.66)	(8.59)
2014	-	11.59	13.51	-	-	0.25	1.45	4.60	5.88

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Bond-Debenture VC
2018	50,809	9.86	11.47	522,998	5.01	0.25	1.45	(8.28)	(7.13)
2017	37,050	10.75	12.35	422,766	4.51	0.25	1.45	4.47	5.74
2016	30,908	10.29	11.68	342,130	5.61	0.25	1.45	7.30	8.55
2015	17,935	9.59	10.76	181,463	4.64	0.25	1.45	(5.89)	(4.69)
2014	12,988	10.19	11.29	142,992	7.74	0.25	1.45	(0.20)	0.98
Lord Abbett Series Calibrated Dividend Growth VC
2018	-	12.23	15.05	-	-	0.25	1.45	(8.80)	(7.73)
2017	-	13.41	16.31	-	-	0.25	1.45	13.93	15.27
2016	188	11.77	14.15	2,627	1.40	0.25	1.45	10.10	11.42
2015	268	10.69	12.70	3,377	1.83	0.25	1.45	(6.39)	(5.22)
2014	263	11.42	13.40	3,502	3.31	0.25	1.45	6.63	7.98
Lord Abbett Series Developing Growth VC
2018	4,897	11.60	15.15	62,342	-	0.25	1.45	0.35	1.47
2017	1,471	11.56	14.93	21,670	-	0.25	1.45	24.30	25.78
2016	1,428	9.30	11.87	16,754	-	0.25	1.45	(6.91)	(5.72)
2015	1,385	9.99	12.59	17,280	-	0.25	1.45	(12.21)	(11.15)
2014	614	11.38	14.17	8,643	-	0.25	1.45	(0.78)	0.43
Lord Abbett Series Growth and Income VC
2018	9,132	11.06	13.40	100,958	1.46	0.25	1.45	(12.15)	(11.08)
2017	8,893	12.59	15.07	111,925	1.93	0.25	1.45	8.44	9.76
2016	3,215	11.61	13.73	37,312	1.50	0.25	1.45	12.07	13.38
2015	3,131	10.36	12.11	32,442	1.23	0.25	1.45	(7.09)	(5.98)
2014	3,049	11.15	12.88	34,009	1.38	0.25	1.45	2.95	4.21
Lord Abbett Series Growth Opportunities VC
2018	1,443	11.71	13.27	18,844	-	0.25	1.45	(7.14)	(5.95)
2017	1,400	12.61	14.11	19,493	-	0.25	1.45	17.52	18.97
2016	-	10.73	11.86	-	-	0.25	1.45	(3.16)	(2.06)
2015	-	11.08	12.11	-	-	0.25	1.45	(1.77)	(0.49)
2014	-	11.28	12.17	-	-	0.25	1.45	1.44	2.61

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Total Return VC
2018	29,380	8.94	9.98	288,740	3.34	0.25	1.45	(5.40)	(4.22)
2017	25,607	9.45	10.42	263,223	2.63	0.25	1.45	(0.63)	0.58
2016	20,499	9.51	10.36	209,982	2.79	0.25	1.45	(0.31)	0.88
2015	18,293	9.54	10.27	186,061	3.34	0.25	1.45	(4.98)	(3.84)
2014	11,780	10.04	10.68	124,821	3.76	0.25	1.45	1.41	2.69
MFS VIT Emerging Markets Equity
2018	4,351	7.91	8.50	34,439	0.12	0.25	1.45	(17.87)	(16.82)
2017	4,222	9.54	10.35	40,289	0.86	0.25	1.45	31.68	33.20
2016	4,647	7.17	7.86	33,340	0.39	0.25	1.45	4.24	5.55
2015	4,148	6.81	7.54	28,249	0.80	0.25	1.45	(16.87)	(15.85)
2014	2,914	8.11	9.07	23,641	-	0.25	1.45	(10.99)	(9.96)
MFS VIT Global Tactical Allocation (a)
2018	3,770	8.99	9.51	33,881	0.52	0.25	1.45	(8.92)	(7.85)
2017	3,596	9.87	10.32	35,501	3.01	0.25	1.45	5.67	7.05
2016	3,429	9.34	9.64	32,004	-	0.25	1.45	1.41	2.55
2015	-	9.21	9.40	-	-	0.25	1.45	(6.78)	(5.62)
2014	-	9.88	9.96	-	-	0.25	1.45	(1.20)	(0.40)
MFS VIT II MA Investors Growth Stock
2018	-	13.24	17.12	-	-	0.25	1.45	(3.78)	(2.67)
2017	-	13.76	17.59	-	-	0.25	1.45	22.53	24.05
2016	905	11.23	14.18	12,690	0.39	0.25	1.45	1.17	2.46
2015	879	11.10	13.84	12,043	-	0.25	1.45	(4.72)	(3.62)
2014	-	11.65	14.36	-	-	0.25	1.45	6.30	7.57
MFS VIT II Research International
2018	10,155	8.46	9.01	85,946	1.27	0.25	1.45	(18.10)	(17.03)
2017	9,855	10.33	10.86	101,791	1.65	0.25	1.45	22.39	23.83
2016	9,563	8.44	8.77	80,748	1.33	0.25	1.45	(5.27)	(4.05)
2015	9,280	8.91	9.14	82,691	3.49	0.25	1.45	(6.51)	(5.38)
2014	911	9.53	9.66	8,735	-	0.25	1.45	(11.10)	(10.06)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS VIT International Value (a)
2018	34,030	10.14	10.73	356,494	0.96	0.25	1.45	(13.63)	(12.62)
2017	30,872	11.74	12.28	371,531	1.54	0.25	1.45	21.28	22.80
2016	28,111	9.68	10.00	276,053	2.02	0.25	1.45	(0.72)	0.50
2015	10,016	9.75	9.95	97,758	0.12	0.25	1.45	1.67	2.90
2014	-	9.59	9.67	-	-	0.25	1.45	(4.10)	(3.30)
MFS VIT New Discovery
2018	6,003	10.95	13.07	74,241	-	0.25	1.45	(6.01)	(4.88)
2017	7,050	11.65	13.74	88,467	-	0.25	1.45	20.85	22.35
2016	7,809	9.64	11.23	80,094	-	0.25	1.45	3.99	5.25
2015	7,329	9.27	10.67	73,821	-	0.25	1.45	(6.36)	(5.24)
2014	3,742	9.90	11.26	38,540	-	0.25	1.45	(11.53)	(10.42)
MFS VIT Research
2018	3,452	12.16	15.95	41,966	0.33	0.25	1.45	(8.78)	(7.64)
2017	6,434	13.33	17.27	85,766	1.14	0.25	1.45	17.76	19.10
2016	6,260	11.32	14.50	70,892	0.52	0.25	1.45	3.76	5.00
2015	6,075	10.91	13.81	66,306	0.95	0.25	1.45	(3.88)	(2.68)
2014	-	11.35	14.19	-	-	0.25	1.45	5.09	6.45
MFS VIT Total Return
2018	1,945	10.31	12.35	20,046	2.04	0.25	1.45	(9.96)	(8.86)
2017	1,887	11.45	13.55	21,611	2.06	0.25	1.45	7.11	8.40
2016	2,466	10.69	12.50	26,355	2.70	0.25	1.45	4.09	5.40
2015	2,393	10.27	11.86	24,577	-	0.25	1.45	(4.91)	(3.81)
2014	-	10.80	12.33	-	-	0.25	1.45	3.55	4.76
MFS VIT Utilities
2018	2,319	10.23	12.87	23,710	0.99	0.25	1.45	(3.58)	(2.43)
2017	2,522	10.61	13.19	26,766	1.72	0.25	1.45	9.49	10.84
2016	5,151	9.69	11.90	58,172	3.45	0.25	1.45	6.37	7.69
2015	5,982	9.11	11.05	63,970	3.54	0.25	1.45	(18.44)	(17.48)
2014	9,548	11.17	13.39	126,935	2.59	0.25	1.45	7.51	8.86

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morgan Stanley VIF Emerging Markets Debt
2018	-	8.64	9.00	-	12.33	0.25	1.45	(11.07)	(10.08)
2017	5,119	9.62	10.12	49,924	5.50	0.25	1.45	4.76	6.11
2016	5,171	9.09	9.66	47,747	-	0.25	1.45	5.81	7.01
2015	-	8.51	9.13	-	-	0.25	1.45	(5.49)	(4.25)
2014	-	8.91	9.66	-	-	0.25	1.45	(1.63)	(0.45)
Morgan Stanley VIF Emerging Markets Equity
2018	11,212	8.03	8.19	90,053	0.48	0.25	1.45	(21.17)	(20.24)
2017	9,954	10.08	10.39	100,339	0.61	0.25	1.45	29.23	30.85
2016	7,275	7.72	8.04	56,209	0.43	0.25	1.45	1.90	3.18
2015	8,462	7.50	7.89	63,456	1.07	0.25	1.45	(14.61)	(13.53)
2014	16,819	8.69	9.24	146,188	0.33	0.25	1.45	(8.70)	(7.63)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2018	2,138	10.34	11.44	22,099	1.42	0.25	1.45	(13.26)	(12.20)
2017	2,080	11.92	13.03	24,801	1.39	0.25	1.45	14.51	15.93
2016	1,499	10.41	11.24	15,590	1.25	0.25	1.45	6.44	7.66
2015	1,458	9.78	10.44	14,260	1.44	0.25	1.45	(7.12)	(5.95)
2014	1,008	10.53	11.10	10,613	1.94	0.25	1.45	(0.09)	1.19
Morningstar Balanced ETF Asset Allocation Portfolio
2018	113,936	9.71	10.55	1,107,439	1.92	0.25	1.45	(10.34)	(9.21)
2017	112,870	10.83	11.62	1,223,034	1.65	0.25	1.45	8.41	9.62
2016	107,112	9.99	10.60	1,070,467	1.79	0.25	1.45	3.74	5.05
2015	95,992	9.63	10.09	923,268	1.26	0.25	1.45	(6.50)	(5.35)
2014	119,319	10.30	10.66	1,239,196	1.95	0.25	1.45	1.14	1.14
Morningstar Conservative ETF Asset Allocation Portfolio
2018	110,007	8.78	9.25	965,694	2.19	0.25	1.45	(6.60)	(5.52)
2017	104,024	9.40	9.79	977,968	1.57	0.25	1.45	1.51	2.84
2016	129,237	9.26	9.52	1,203,857	1.50	0.25	1.45	0.11	1.28
2015	132,933	9.25	9.40	1,234,762	1.35	0.25	1.45	(5.52)	(4.37)
2014	102,753	9.79	9.83	1,007,358	2.01	0.25	1.45	(1.71)	(0.51)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Growth ETF Asset Allocation Portfolio
2018	38,804	10.11	11.15	392,058	1.71	0.25	1.45	(12.01)	(10.94)
2017	37,915	11.49	12.52	435,618	1.53	0.25	1.45	12.10	13.51
2016	29,023	10.25	11.03	297,197	1.63	0.25	1.45	4.91	6.16
2015	22,548	9.77	10.39	220,059	1.39	0.25	1.45	(6.77)	(5.63)
2014	18,868	10.48	11.01	197,508	1.42	0.25	1.45	0.10	1.29
Morningstar Income and Growth ETF Asset Allocation Portfolio
2018	4,017	9.23	9.88	37,089	2.10	0.25	1.45	(8.43)	(7.32)
2017	3,909	10.08	10.66	39,412	2.78	0.25	1.45	5.11	6.39
2016	931	9.59	10.02	8,931	1.72	0.25	1.45	1.80	2.98
2015	904	9.42	9.73	8,519	3.10	0.25	1.45	(5.99)	(4.79)
2014	-	10.02	10.22	-	-	0.25	1.45	(1.28)	(1.28)
Neuberger Berman AMT Guardian
2018	9,670	11.64	13.73	121,685	0.55	0.25	1.45	(11.62)	(10.55)
2017	11,471	13.17	15.35	165,068	0.30	0.25	1.45	19.89	21.44
2016	18,972	10.98	12.64	235,106	0.51	0.25	1.45	3.98	5.25
2015	22,412	10.56	12.08	267,805	0.59	0.25	1.45	(9.17)	(8.04)
2014	30,778	11.62	13.30	407,328	0.40	0.25	1.45	4.31	5.58
Neuberger Berman AMT Large Cap Value
2018	31,023	11.81	13.46	417,788	0.99	0.25	1.45	(5.34)	(4.20)
2017	45,579	12.35	14.22	648,319	0.57	0.25	1.45	8.47	9.73
2016	58,601	11.28	13.11	768,603	0.19	0.25	1.45	21.84	23.37
2015	5,162	9.17	10.76	55,624	0.44	0.25	1.45	(15.67)	(14.64)
2014	10,930	10.76	12.76	139,540	0.98	0.25	1.45	5.02	6.32
Neuberger Berman AMT Sustainable Equity (b)
2018	2,184	11.70	14.19	30,518	0.46	0.25	1.45	(10.07)	(8.92)
2017	-	13.01	15.58	-	-	0.25	1.45	12.93	14.31
2016	-	11.52	13.63	-	-	0.25	1.45	4.92	6.15
2015	-	10.98	12.84	-	-	0.25	1.45	(4.94)	(3.82)
2014	-	11.55	13.35	-	-	0.25	1.45	5.29	6.63

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Oppenheimer Global Fund/VA
2018	11,842	10.94	12.78	136,169	0.90	0.25	1.45	(17.12)	(16.20)
2017	9,804	13.20	15.25	133,529	0.61	0.25	1.45	30.31	32.03
2016	2,545	10.13	11.55	28,575	0.32	0.25	1.45	(4.52)	(3.43)
2015	7,662	10.61	11.96	83,853	0.50	0.25	1.45	(0.84)	0.42
2014	2,045	10.70	11.91	24,187	-	0.25	1.45	(2.37)	(1.24)
Oppenheimer Global Strategic Income Fund/VA
2018	12,907	8.54	9.22	111,011	4.55	0.25	1.45	(8.66)	(7.52)
2017	12,573	9.35	9.97	118,322	1.99	0.25	1.45	1.41	2.57
2016	12,240	9.22	9.72	113,435	4.61	0.25	1.45	1.65	2.86
2015	11,939	9.07	9.45	108,745	1.63	0.25	1.45	(6.78)	(5.59)
2014	1,926	9.73	10.01	19,135	2.37	0.25	1.45	(2.01)	(0.79)
Oppenheimer International Growth Fund/VA
2018	27,032	8.32	9.93	263,223	0.67	0.25	1.45	(23.11)	(22.12)
2017	29,470	10.82	12.75	362,139	1.07	0.25	1.45	20.89	22.36
2016	23,102	8.95	10.42	232,971	0.78	0.25	1.45	(6.96)	(5.79)
2015	22,904	9.62	11.06	247,480	1.04	0.25	1.45	(1.33)	(0.18)
2014	33,037	9.75	11.08	357,212	0.90	0.25	1.45	(11.20)	(10.14)
Oppenheimer Main Street Small Cap Fund/VA
2018	49,134	11.07	13.88	633,994	0.07	0.25	1.45	(14.45)	(13.41)
2017	46,641	12.94	16.03	700,509	0.50	0.25	1.45	8.92	10.32
2016	35,548	11.88	14.53	489,945	0.25	0.25	1.45	12.50	13.87
2015	34,474	10.56	12.76	421,166	0.68	0.25	1.45	(10.20)	(9.12)
2014	31,579	11.76	14.04	427,138	0.56	0.25	1.45	6.81	8.08
PIMCO VIT All Asset
2018	5,652	8.85	9.70	52,119	2.94	0.25	1.45	(9.60)	(8.49)
2017	9,214	9.79	10.60	92,187	4.65	0.25	1.45	8.42	9.73
2016	9,262	9.03	9.66	85,148	2.72	0.25	1.45	8.01	9.28
2015	7,875	8.36	8.84	66,979	5.82	0.25	1.45	(13.19)	(12.13)
2014	-	9.63	10.06	-	-	0.25	1.45	(3.89)	(2.71)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2018	48,988	3.59	4.63	176,625	1.99	0.25	1.45	(17.91)	(17.08)
2017	52,779	4.33	5.64	229,543	11.73	0.25	1.45	(2.42)	(1.13)
2016	29,682	4.39	5.78	131,400	1.07	0.25	1.45	9.89	11.28
2015	21,991	3.96	5.26	88,583	4.06	0.25	1.45	(29.01)	(28.11)
2014	22,431	5.51	7.41	123,592	0.33	0.25	1.45	(22.16)	(21.28)
PIMCO VIT Emerging Markets Bond
2018	26,486	9.24	10.44	263,810	3.77	0.25	1.45	(8.97)	(7.86)
2017	20,834	10.15	11.33	226,677	4.75	0.25	1.45	4.96	6.29
2016	17,273	9.67	10.66	179,577	5.03	0.25	1.45	8.29	9.56
2015	20,845	8.93	9.73	199,658	5.43	0.25	1.45	(6.69)	(5.44)
2014	35,301	9.57	10.29	359,562	5.18	0.25	1.45	(2.94)	(1.91)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) (b)
2018	3,587	8.26	11.05	30,855	8.91	0.25	1.45	(8.43)	(7.38)
2017	1,137	9.02	11.93	12,286	2.07	0.25	1.45	3.80	5.11
2016	831	8.69	11.35	8,353	1.87	0.25	1.45	(0.57)	0.53
2015	806	8.74	11.29	8,107	1.73	0.25	1.45	(8.39)	(7.15)
2014	782	9.54	12.16	8,526	2.70	0.25	1.45	(2.25)	(1.14)
PIMCO VIT High Yield
2018	5,432	9.57	16.84	83,179	4.93	0.25	1.45	(7.00)	(5.82)
2017	5,160	10.29	17.88	86,265	7.55	0.25	1.45	1.88	3.05
2016	585	10.10	17.35	5,901	-	0.25	1.45	7.45	8.78
2015	350	9.40	15.95	3,288	68.54	0.25	1.45	(6.09)	(4.89)
2014	340	10.01	16.77	3,397	35.86	0.25	1.45	(1.28)	(0.06)
PIMCO VIT International Bond Portfolio (Unhedged) (b)
2018	9,625	8.12	8.33	78,691	5.66	0.25	1.45	(8.25)	(7.13)
2017	6,147	8.85	8.97	54,414	1.53	0.25	1.45	5.86	7.17
2016	5,635	8.27	8.37	46,758	0.71	0.25	1.45	(1.65)	(0.36)
2015	-	8.32	8.50	-	-	0.25	1.45	(11.18)	(10.16)
2014	-	9.28	9.57	-	-	0.25	1.45	(4.11)	(2.91)

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration Administrative
2018	122,780	8.36	9.63	1,028,345	1.64	0.25	1.40	(4.02)	(2.92)
2017	110,784	8.71	9.92	965,947	4.46	0.25	1.40	(3.01)	(1.88)
2016	112,610	8.98	10.11	1,013,454	3.02	0.25	1.40	(2.92)	(1.84)
2015	106,255	9.25	10.30	982,627	4.51	0.25	1.40	(4.05)	(2.83)
2014	119,923	9.64	10.60	1,160,494	1.44	0.25	1.40	(3.50)	(2.39)
PIMCO VIT Low Duration Advisor
2018	58,358	8.23	8.51	487,282	1.72	0.25	1.45	(4.08)	(2.96)
2017	85,616	8.58	8.77	739,031	1.21	0.25	1.45	(3.16)	(2.01)
2016	86,043	8.85	8.95	760,757	1.88	0.25	1.45	(3.17)	(1.86)
2015	226,640	9.04	9.15	2,049,840	4.43	0.25	1.45	(4.09)	(3.08)
2014	55,667	9.34	9.54	519,951	1.36	0.25	1.45	(3.73)	(2.49)
PIMCO VIT Real Return Administrative
2018	39,924	9.28	10.60	371,437	2.37	0.25	1.40	(6.45)	(5.36)
2017	49,411	9.92	11.20	490,153	2.42	0.25	1.40	(0.80)	0.36
2016	60,963	10.00	11.16	612,315	2.02	0.25	1.40	0.60	1.82
2015	53,932	9.94	10.96	537,418	3.32	0.25	1.40	(6.84)	(5.84)
2014	81,169	10.67	11.64	866,813	1.49	0.25	1.40	(1.39)	(0.17)
PIMCO VIT Real Return Advisor
2018	32,781	8.18	8.90	284,116	2.32	0.25	1.45	(6.62)	(5.42)
2017	28,461	8.76	9.41	261,888	2.34	0.25	1.45	(0.90)	0.32
2016	16,379	8.84	9.38	150,130	2.19	0.25	1.45	0.45	1.74
2015	9,002	8.80	9.22	81,069	4.96	0.25	1.45	(6.98)	(5.92)
2014	5,804	9.46	9.80	55,595	0.51	0.25	1.45	(1.56)	(0.41)
PIMCO VIT Short-Term
2018	51,233	8.49	8.93	445,430	1.91	0.25	1.45	(2.97)	(1.87)
2017	81,368	8.75	9.10	727,530	1.87	0.25	1.45	(2.13)	(0.98)
2016	29,588	8.94	9.19	269,241	0.43	0.25	1.45	(2.30)	(0.97)
2015	3,887	9.15	9.28	35,884	0.76	0.25	1.45	(3.38)	(2.21)
2014	11,546	9.45	9.49	109,171	0.67	0.25	1.45	(3.76)	(2.67)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return Administrative (d)
2018	111,410	10.05	11.91	1,124,872	1.82	0.25	1.40	(4.83)	(3.72)
2017	194,348	10.56	12.37	2,057,078	1.68	0.25	1.40	0.38	1.56
2016	127,665	10.52	12.18	1,345,979	2.74	0.25	1.40	(1.77)	(0.57)
2015	117,865	10.71	12.25	1,264,061	4.58	0.25	1.40	(3.86)	(2.78)
2014	148,366	11.14	12.60	1,679,358	2.14	0.25	1.40	(0.27)	0.96
PIMCO VIT Total Return Advisor
2018	72,763	8.81	9.54	651,246	2.60	0.25	1.45	(4.96)	(3.83)
2017	84,219	9.27	9.92	792,865	1.96	0.25	1.45	0.22	1.54
2016	38,511	9.25	9.77	359,243	2.47	0.25	1.45	(1.80)	(0.71)
2015	31,285	9.42	9.84	297,631	5.13	0.25	1.45	(4.07)	(2.86)
2014	25,605	9.82	10.13	253,551	1.36	0.25	1.45	(0.41)	0.80
Pioneer Bond VCT
2018	40,592	8.98	9.38	370,544	2.29	0.25	1.45	(5.27)	(4.19)
2017	20,764	9.48	9.79	201,235	2.42	0.25	1.45	(0.84)	0.31
2016	20,439	9.56	9.76	197,819	2.54	0.25	1.45	(0.62)	0.62
2015	21,856	9.62	9.70	210,699	2.59	0.25	1.45	(4.28)	(3.10)
2014	26,846	9.97	10.05	267,718	1.82	0.25	1.45	1.11	2.35
Pioneer Equity Income VCT
2018	815	12.04	14.18	9,812	2.24	0.25	1.45	(12.75)	(11.71)
2017	805	13.80	16.06	11,108	2.74	0.25	1.45	10.14	11.53
2016	-	12.53	14.40	-	-	0.25	1.45	14.32	15.66
2015	-	10.96	12.45	-	-	0.25	1.45	(4.11)	(2.96)
2014	-	11.43	12.83	-	-	0.25	1.45	7.83	9.19
Pioneer High Yield VCT
2018	-	9.15	9.97	-	-	0.25	1.45	(8.22)	(7.00)
2017	-	9.97	10.72	-	-	0.25	1.45	2.36	3.57
2016	-	9.74	10.35	-	0.77	0.25	1.45	8.83	10.11
2015	2,604	8.95	9.40	23,298	12.24	0.25	1.45	(8.39)	(7.30)
2014	-	9.77	10.14	-	0.79	0.25	1.45	(4.68)	(3.43)

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Real Estate Shares VCT
2018	917	10.01	11.12	9,179	2.47	0.25	1.45	(11.57)	(10.47)
2017	890	11.32	12.42	10,074	2.23	0.25	1.45	(1.22)	(1.22)
2016	1,163	11.46	12.42	13,323	3.27	0.25	1.45	1.24	2.39
2015	1,129	11.32	12.13	12,776	1.14	0.25	1.45	1.17	1.17
2014	-	11.32	11.99	-	-	0.25	1.45	24.81	26.48
Pioneer Strategic Income VCT
2018	15,010	8.93	9.29	134,046	2.83	0.25	1.45	(6.20)	(5.11)
2017	20,214	9.52	9.79	192,481	3.51	0.25	1.45	0.11	1.35
2016	19,488	9.51	9.66	185,233	3.29	0.25	1.45	2.70	3.87
2015	18,912	9.24	9.30	175,133	3.74	0.25	1.45	(5.80)	(4.62)
2014	-	9.71	9.83	-	-	0.25	1.45	(0.91)	0.41
Power Income VIT
2018	5,323	7.93	8.53	42,966	2.86	0.25	1.45	(7.58)	(6.47)
2017	2,790	8.58	9.12	24,585	1.18	0.25	1.45	(2.28)	(1.08)
2016	1,321	8.78	9.22	11,615	-	0.25	1.45	(0.23)	0.99
2015	1,287	8.80	9.13	11,331	2.38	0.25	1.45	(6.68)	(5.68)
2014	1,253	9.43	9.68	11,824	4.22	0.25	1.45	(5.42)	(4.16)
Probabilities Fund
2018	22,818	7.82	8.54	189,316	-	0.25	1.45	(19.21)	(18.20)
2017	19,801	9.68	10.44	202,913	-	0.25	1.45	10.38	11.66
2016	19,894	8.77	9.35	183,001	-	0.25	1.45	(2.34)	(1.16)
2015	26,244	8.98	9.46	245,945	-	0.25	1.45	(9.75)	(8.60)
2014	25,467	9.95	10.35	262,186	-	0.25	1.45	0.20	1.37
Putnam VT Equity Income
2018	23,471	11.56	13.70	279,469	0.78	0.25	1.45	(12.49)	(11.44)
2017	26,572	13.21	15.47	361,675	1.66	0.25	1.45	13.59	15.02
2016	26,075	11.63	13.45	312,109	2.02	0.25	1.45	8.69	9.98
2015	27,031	10.70	12.23	299,009	0.85	0.25	1.45	(7.28)	(6.14)
2014	1,488	11.54	13.03	17,174	1.91	0.25	1.45	7.75	9.04

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Growth Opportunities
2018	10,368	14.96	17.43	155,023	-	0.25	1.45	(2.09)	(0.91)
2017	10,096	15.28	17.59	154,196	0.10	0.25	1.45	25.25	26.73
2016	9,832	12.20	13.88	119,937	0.47	0.25	1.45	1.84	3.12
2015	9,575	11.98	13.46	114,659	-	0.25	1.45	(3.39)	(2.25)
2014	-	12.40	13.77	-	-	0.25	1.45	8.96	10.34
Putnam VT High Yield
2018	-	9.33	10.00	-	-	0.25	1.45	(8.26)	(7.15)
2017	-	10.17	10.77	-	-	0.25	1.45	2.31	3.56
2016	6,431	9.94	10.40	66,387	3.20	0.25	1.45	10.44	11.83
2015	6,323	9.00	9.30	58,375	29.21	0.25	1.45	(9.46)	(8.37)
2014	-	9.94	10.15	-	-	0.25	1.45	(2.83)	(1.65)
Putnam VT Income
2018	17,065	9.10	9.47	159,681	2.97	0.25	1.45	(4.21)	(2.97)
2017	16,500	9.50	9.76	159,504	3.95	0.25	1.45	1.06	2.20
2016	13,761	9.40	9.55	130,412	4.35	0.25	1.45	(2.49)	(1.24)
2015	14,482	9.62	9.67	139,282	4.30	0.25	1.45	(5.77)	(4.64)
2014	18,147	10.10	10.23	183,543	-	0.25	1.45	1.79	3.05
Putnam VT Multi-Asset Absolute Return (b)
2018	7,113	8.13	8.70	60,578	0.42	0.25	1.45	(11.82)	(10.77)
2017	8,787	9.22	9.75	83,567	-	0.25	1.45	2.22	3.50
2016	17,503	9.02	9.42	159,666	4.04	0.25	1.45	(3.63)	(2.48)
2015	21,531	9.36	9.66	202,932	-	0.25	1.45	(4.88)	(3.78)
2014	-	9.84	10.04	-	-	0.25	1.45	(0.71)	0.60
Putnam VT Small Cap Growth (b)
2018	921	9.29	10.94	8,563	-	0.25	1.45	(17.64)	(16.55)
2017	897	11.28	13.11	10,120	-	0.25	1.45	3.20	4.46
2016	-	10.93	12.55	-	-	0.25	1.45	10.52	11.75
2015	-	9.89	11.23	-	-	0.25	1.45	(11.70)	(10.52)
2014	-	11.20	12.55	-	-	0.25	1.45	2.47	3.63

(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rational Dynamic Momentum VA (a)
2018	-	-	-	-	-	0.25	1.45	-	-
2017	1,016	10.26	10.30	10,459	-	0.25	1.45	2.60	3.00
Rydex VIF Banking
2018	18,152	4.43	9.78	105,418	0.44	0.25	1.45	(22.75)	(21.72)
2017	24,697	5.67	12.66	181,914	0.22	0.25	1.45	7.65	8.82
2016	37,045	5.22	11.76	266,428	0.02	0.25	1.45	21.61	23.38
2015	27	4.25	9.67	133	3.07	0.25	1.45	(8.95)	(7.89)
2014	533	4.62	10.62	2,925	0.06	0.25	1.45	(1.12)	(0.90)
Rydex VIF Basic Materials
2018	10,462	9.26	11.47	107,608	0.42	0.25	1.45	(21.06)	(20.08)
2017	18,593	11.73	14.51	245,138	0.39	0.25	1.45	16.14	17.53
2016	27,999	10.00	12.47	301,422	-	0.25	1.45	25.15	26.67
2015	19,185	7.91	9.95	169,506	-	0.25	1.45	(20.96)	(19.96)
2014	29,654	9.91	12.56	330,123	5.12	0.25	1.45	(6.07)	(4.91)
Rydex VIF Biotechnology
2018	30,491	11.73	24.41	513,321	-	0.25	1.45	(13.43)	(12.32)
2017	45,764	13.55	27.84	761,971	-	0.25	1.45	23.86	25.29
2016	41,212	10.94	22.22	602,970	-	0.25	1.45	(23.17)	(22.25)
2015	44,884	14.24	28.58	856,124	-	0.25	1.45	3.71	5.03
2014	96,546	13.73	27.21	1,759,601	-	0.25	1.45	26.89	28.47
Rydex VIF Commodities Strategy
2018	6,231	1.45	3.28	19,965	4.11	0.25	1.45	(18.99)	(17.82)
2017	7,541	1.79	4.04	26,555	-	0.25	1.45	(0.25)	1.10
2016	8,139	1.79	4.05	27,253	-	0.25	1.45	5.74	6.80
2015	1,705	1.69	3.83	2,887	-	0.25	1.45	(36.70)	(35.77)
2014	2,584	2.67	6.05	6,872	-	0.25	1.45	(36.91)	(36.17)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Consumer Products
2018	13,621	10.19	17.23	187,371	0.47	0.25	1.45	(15.92)	(14.91)
2017	25,205	12.12	20.47	456,416	0.94	0.25	1.45	6.60	7.90
2016	59,342	11.37	19.17	933,065	0.59	0.25	1.45	0.89	2.09
2015	34,893	11.27	18.98	580,903	0.51	0.25	1.45	1.53	2.83
2014	35,728	11.10	18.66	584,682	0.58	0.25	1.45	7.77	9.04
Rydex VIF Dow 2x Strategy
2018	19,190	18.00	21.18	356,421	0.08	0.25	1.45	(18.00)	(16.99)
2017	57,650	21.95	25.79	1,393,122	0.01	0.25	1.45	51.59	53.43
2016	15,849	14.48	16.98	237,903	-	0.25	1.45	25.04	26.53
2015	34,317	11.58	13.56	446,088	-	0.25	1.45	(8.39)	(7.28)
2014	42,831	12.64	14.78	616,320	-	0.25	1.45	11.76	13.08
Rydex VIF Electronics
2018	19,869	5.34	15.52	139,895	-	0.25	1.45	(16.51)	(15.47)
2017	55,486	6.39	18.59	396,645	-	0.25	1.45	25.35	26.80
2016	95,032	5.09	14.83	566,621	-	0.25	1.45	18.93	20.34
2015	34,352	4.28	12.47	146,923	-	0.25	1.45	(2.35)	(1.15)
2014	23,462	4.37	12.77	104,194	-	0.25	1.45	18.35	19.85
Rydex VIF Energy
2018	9,822	4.46	6.33	62,348	1.47	0.25	1.45	(28.64)	(27.92)
2017	10,085	6.25	8.87	89,700	0.34	0.25	1.45	(10.46)	(9.24)
2016	26,755	6.98	9.88	244,043	0.96	0.25	1.45	25.77	27.14
2015	22,297	5.55	7.85	157,791	0.36	0.25	1.45	(33.29)	(32.40)
2014	32,416	8.32	11.75	357,946	0.15	0.25	1.45	(22.17)	(21.28)
Rydex VIF Energy Services
2018	11,916	2.18	2.55	28,424	3.87	0.25	1.45	(48.09)	(47.42)
2017	12,134	4.19	4.85	55,466	-	0.25	1.45	(22.12)	(21.14)
2016	25,053	5.38	6.15	149,423	0.67	0.25	1.45	17.72	19.19
2015	11,888	4.57	5.16	60,762	0.29	0.25	1.45	(34.62)	(33.93)
2014	20,742	6.99	7.84	161,248	-	0.25	1.45	(32.46)	(31.55)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Europe 1.25x Strategy
2018	6,880	4.17	7.36	50,362	0.01	0.25	1.45	(22.53)	(21.51)
2017	7,628	5.32	9.50	69,723	0.17	0.25	1.45	23.06	24.49
2016	4	4.28	7.72	19	-	0.25	1.45	(9.71)	(8.58)
2015	2,321	4.70	8.55	18,091	0.92	0.25	1.45	(11.31)	(10.15)
2014	2,257	5.24	9.64	14,997	0.81	0.25	1.45	(16.25)	(15.29)
Rydex VIF Financial Services
2018	11,281	6.37	10.55	72,380	1.73	0.25	1.45	(16.14)	(15.10)
2017	21,701	7.51	12.58	189,024	0.44	0.25	1.45	10.54	11.95
2016	12,259	6.73	11.38	90,902	1.38	0.25	1.45	10.81	12.09
2015	20,330	6.01	10.27	133,425	0.33	0.25	1.45	(8.22)	(7.13)
2014	27,247	6.48	11.19	212,827	0.52	0.25	1.45	7.70	9.11
Rydex VIF Government Long Bond 1.2x Strategy
2018	5,343	9.76	12.92	62,682	1.57	0.25	1.45	(9.46)	(8.30)
2017	5,660	10.78	14.09	73,215	1.08	0.25	1.45	4.86	6.10
2016	14,396	10.28	13.28	178,007	0.69	0.25	1.45	(4.73)	(3.56)
2015	9,306	10.79	13.77	122,079	0.88	0.25	1.45	(9.25)	(8.14)
2014	6,917	11.89	14.99	100,553	0.87	0.25	1.45	28.82	30.35
Rydex VIF Health Care
2018	24,326	12.87	17.79	357,892	-	0.25	1.45	(3.16)	(1.98)
2017	33,000	13.29	18.15	510,906	-	0.25	1.45	17.51	18.94
2016	36,598	11.31	15.26	479,767	-	0.25	1.45	(13.66)	(12.60)
2015	34,474	13.10	17.46	511,641	-	0.25	1.45	(0.08)	1.22
2014	92,759	13.11	17.25	1,430,055	-	0.25	1.45	19.29	20.63
Rydex VIF Internet
2018	12,585	9.97	18.88	140,010	-	0.25	1.45	(7.43)	(6.30)
2017	31,177	10.76	20.15	351,872	-	0.25	1.45	28.16	29.67
2016	24,500	8.39	15.54	205,632	-	0.25	1.45	(0.08)	1.11
2015	26,801	8.38	15.37	266,894	-	0.25	1.45	3.57	4.91
2014	9,925	8.08	14.65	80,158	-	0.25	1.45	(2.49)	(1.28)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Dow 2x Strategy
2018	-	0.21	2.04	-	-	0.25	1.45	(4.55)	(2.56)
2017	-	0.22	2.10	-	-	0.25	1.45	(41.67)	(40.54)
2016	-	0.37	3.60	-	-	0.25	1.45	(32.84)	(31.58)
2015	-	0.55	5.36	-	-	0.25	1.45	(11.99)	(11.01)
2014	-	0.62	6.09	-	-	0.25	1.45	(25.30)	(24.31)
Rydex VIF Inverse Government Long Bond Strategy
2018	48,574	1.64	5.55	113,082	-	0.25	1.45	(0.89)	0.43
2017	58,518	1.65	5.60	136,266	-	0.25	1.45	(12.77)	(11.90)
2016	5,085	1.89	6.42	9,610	-	0.25	1.45	(7.35)	(5.94)
2015	263	2.04	6.92	535	-	0.25	1.45	(5.46)	(4.35)
2014	400	2.15	7.32	862	-	0.25	1.45	(28.24)	(27.43)
Rydex VIF Inverse Mid-Cap Strategy
2018	-	0.98	4.75	-	-	0.25	1.45	6.03	7.24
2017	-	0.92	4.48	-	-	0.25	1.45	(17.34)	(16.29)
2016	21,119	1.11	5.42	48,249	-	0.25	1.45	(22.68)	(21.55)
2015	-	1.43	7.01	-	-	0.25	1.45	(5.40)	(4.13)
2014	-	1.51	7.41	-	-	0.25	1.45	(15.64)	(14.49)
Rydex VIF Inverse NASDAQ-100 Strategy
2018	20,874	0.61	3.09	36,093	-	0.25	1.45	(7.58)	(5.41)
2017	18,557	0.66	3.33	36,347	-	0.25	1.45	(27.92)	(26.92)
2016	13,380	0.91	4.62	35,694	-	0.25	1.45	(13.33)	(12.36)
2015	11,413	1.05	5.33	38,379	-	0.25	1.45	(16.72)	(15.64)
2014	5,647	1.26	6.40	11,753	-	0.25	1.45	(22.24)	(21.21)
Rydex VIF Inverse Russell 2000 Strategy
2018	1,415	0.91	4.79	1,276	-	0.25	1.45	6.21	7.43
2017	1,412	0.85	4.51	1,200	-	0.25	1.45	(17.48)	(15.91)
2016	740,927	1.03	5.45	812,556	-	0.25	1.45	(23.78)	(23.11)
2015	-	1.34	7.15	-	-	0.25	1.45	(4.29)	(2.97)
2014	-	1.40	7.47	-	-	0.25	1.45	(13.04)	(11.61)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse S&P 500 Strategy
2018	21,000	1.03	4.31	25,307	-	0.25	1.45	(0.96)	0.52
2017	16,579	1.04	4.33	31,903	-	0.25	1.45	(20.99)	(20.00)
2016	38,174	1.31	5.48	90,872	-	0.25	1.45	(16.03)	(14.93)
2015	103,955	1.56	6.52	293,977	-	0.25	1.45	(8.56)	(7.40)
2014	5,238	1.70	7.13	11,212	-	0.25	1.45	(18.27)	(17.29)
Rydex VIF Japan 2x Strategy
2018	4,851	9.02	9.98	48,286	-	0.25	1.45	(26.29)	(25.42)
2017	5,821	12.16	13.54	77,201	-	0.25	1.45	43.74	45.38
2016	1,934	8.38	9.42	18,077	-	0.25	1.45	4.09	5.43
2015	1,947	7.97	9.05	17,430	-	0.25	1.45	7.10	8.42
2014	349	7.37	8.45	2,643	-	0.25	1.45	(19.14)	(18.16)
Rydex VIF Leisure
2018	6,138	10.88	12.68	67,199	0.28	0.25	1.45	(17.23)	(16.25)
2017	5,973	13.12	15.14	78,927	0.15	0.25	1.45	14.87	16.28
2016	3,066	11.41	13.02	35,249	0.25	0.25	1.45	4.80	6.11
2015	7,619	10.87	12.27	83,144	0.15	0.25	1.45	(4.08)	(2.93)
2014	4,410	11.31	12.64	49,949	0.22	0.25	1.45	2.86	4.03
Rydex VIF Mid-Cap 1.5x Strategy
2018	3,390	12.13	20.74	45,166	0.33	0.25	1.45	(22.94)	(21.99)
2017	5,852	15.74	26.87	108,395	-	0.25	1.45	17.11	18.52
2016	6,675	13.44	22.91	119,977	-	0.25	1.45	23.99	25.46
2015	4,271	10.84	18.45	55,185	-	0.25	1.45	(9.59)	(8.52)
2014	22,826	11.99	20.39	417,769	-	0.25	1.45	7.05	8.39
Rydex VIF NASDAQ-100
2018	44,748	15.81	22.18	771,165	-	0.25	1.45	(6.12)	(4.97)
2017	119,427	16.84	23.34	2,110,304	-	0.25	1.45	25.39	26.92
2016	98,361	13.43	18.39	1,395,265	-	0.25	1.45	1.36	2.62
2015	174,267	13.25	17.92	2,440,049	-	0.25	1.45	3.52	4.73
2014	357,422	12.80	17.11	4,866,175	-	0.25	1.45	12.38	13.69

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF NASDAQ-100 2x Strategy
2018	15,650	20.41	40.97	419,890	-	0.25	1.45	(13.28)	(12.23)
2017	11,523	23.50	46.68	356,207	-	0.25	1.45	62.09	64.08
2016	8,176	14.47	28.45	156,358	-	0.25	1.45	4.85	6.12
2015	11,371	13.79	26.81	213,897	-	0.25	1.45	9.59	10.92
2014	5,951	12.56	24.17	120,978	-	0.25	1.45	30.64	32.29
Rydex VIF Nova
2018	30,067	12.28	14.59	371,077	0.06	0.25	1.45	(14.28)	(13.20)
2017	8,182	14.30	17.02	118,968	0.03	0.25	1.45	26.07	27.59
2016	20,553	11.33	13.50	238,923	-	0.25	1.45	10.66	12.04
2015	172,913	10.22	12.20	1,814,792	-	0.25	1.45	(5.06)	(3.94)
2014	117,243	10.75	12.85	1,261,301	0.08	0.25	1.45	13.42	14.78
Rydex VIF Precious Metals
2018	26,697	3.52	6.77	128,818	3.54	0.25	1.45	(20.30)	(19.24)
2017	10,682	4.37	8.48	88,460	5.65	0.25	1.45	2.44	3.71
2016	27,444	4.23	8.26	182,949	-	0.25	1.45	58.33	60.23
2015	12,172	2.64	5.21	58,097	4.70	0.25	1.45	(33.42)	(32.75)
2014	32,918	3.93	7.82	170,769	0.23	0.25	1.45	(20.96)	(19.84)
Rydex VIF Real Estate
2018	9,845	7.72	13.66	108,916	0.69	0.25	1.45	(11.41)	(10.33)
2017	11,402	8.62	15.39	169,143	2.56	0.25	1.45	1.99	3.28
2016	11,858	8.37	15.07	170,106	2.10	0.25	1.45	5.38	6.62
2015	12,083	7.86	14.28	165,029	0.70	0.25	1.45	(6.78)	(5.66)
2014	111,660	8.35	15.29	1,616,889	0.80	0.25	1.45	15.70	17.13
Rydex VIF Retailing
2018	6,024	10.01	13.52	74,326	0.01	0.25	1.45	(7.49)	(6.31)
2017	2,066	10.82	14.58	30,116	-	0.25	1.45	7.88	9.24
2016	4,652	10.03	13.50	58,502	-	0.25	1.45	(4.02)	(2.94)
2015	4,416	10.45	14.05	61,468	-	0.25	1.45	(5.69)	(4.49)
2014	8,990	11.08	14.86	124,580	-	0.25	1.45	3.94	5.24

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Russell 2000 1.5x Strategy
2018	38,643	10.95	14.43	496,841	-	0.25	1.45	(23.10)	(22.14)
2017	3,843	14.19	18.74	55,522	-	0.25	1.45	14.84	16.19
2016	4,641	12.24	16.30	75,627	-	0.25	1.45	24.75	26.19
2015	353	9.71	13.05	4,607	-	0.25	1.45	(13.04)	(11.93)
2014	22,460	11.06	14.98	336,436	-	0.25	1.45	(0.26)	0.90
Rydex VIF Russell 2000 2x Strategy
2018	1,266	8.32	11.40	10,527	-	0.25	1.45	(29.41)	(28.61)
2017	21	11.77	16.15	246	-	0.25	1.45	20.79	22.29
2016	20	9.73	13.37	200	-	0.25	1.45	32.11	33.68
2015	659	7.35	10.12	6,616	-	0.25	1.45	(16.98)	(16.00)
2014	20	8.84	12.19	174	-	0.25	1.45	0.58	1.88
Rydex VIF S&P 500 2x Strategy
2018	15,338	13.50	16.99	246,994	0.05	0.25	1.45	(19.10)	(18.13)
2017	16,122	16.66	21.00	317,834	-	0.25	1.45	37.25	38.94
2016	8,564	12.12	15.30	108,417	-	0.25	1.45	15.12	16.46
2015	18,996	10.51	13.29	222,818	-	0.25	1.45	(5.94)	(4.77)
2014	16,013	11.16	14.13	200,035	-	0.25	1.45	19.24	20.66
Rydex VIF S&P 500 Pure Growth
2018	57,490	12.26	16.82	807,744	-	0.25	1.45	(9.72)	(8.69)
2017	35,625	13.58	18.42	569,874	-	0.25	1.45	18.91	20.47
2016	29,729	11.42	15.29	411,796	-	0.25	1.45	(1.89)	(0.71)
2015	99,772	11.64	15.40	1,361,184	-	0.25	1.45	(3.32)	(2.16)
2014	22,282	12.04	15.74	316,753	-	0.25	1.45	7.50	8.85
Rydex VIF S&P 500 Pure Value
2018	33,920	10.78	13.21	433,409	0.54	0.25	1.45	(17.08)	(16.12)
2017	41,878	13.00	15.92	638,990	0.39	0.25	1.45	10.83	12.15
2016	126,573	11.73	14.34	1,744,577	0.58	0.25	1.45	12.25	13.64
2015	11,716	10.45	12.75	149,172	1.16	0.25	1.45	(13.35)	(12.27)
2014	29,637	12.06	14.69	424,231	0.17	0.25	1.45	6.16	7.41

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P MidCap 400 Pure Growth
2018	14,771	9.29	15.30	178,296	-	0.25	1.45	(18.58)	(17.54)
2017	63,060	11.41	18.75	1,049,331	-	0.25	1.45	13.53	14.92
2016	4,926	10.05	16.48	80,787	-	0.25	1.45	(1.76)	(0.56)
2015	8,318	10.23	16.76	138,962	-	0.25	1.45	(3.13)	(1.95)
2014	8,512	10.56	17.27	146,475	-	0.25	1.45	(5.80)	(4.70)
Rydex VIF S&P MidCap 400 Pure Value
2018	12,378	9.66	12.74	138,894	-	0.25	1.45	(22.47)	(21.55)
2017	74,685	12.46	16.42	1,141,559	-	0.25	1.45	8.16	9.48
2016	103,189	11.52	15.15	1,463,005	0.52	0.25	1.45	23.34	24.73
2015	3,040	9.34	12.27	37,375	0.20	0.25	1.45	(15.70)	(14.68)
2014	9,057	11.08	14.54	131,677	0.04	0.25	1.45	2.03	3.36
Rydex VIF S&P SmallCap 600 Pure Growth
2018	39,378	11.35	15.69	551,788	-	0.25	1.45	(13.03)	(11.94)
2017	2,225	13.05	18.01	38,075	-	0.25	1.45	11.06	12.36
2016	4,147	11.75	16.20	66,195	-	0.25	1.45	13.53	14.88
2015	7,607	10.35	14.25	96,891	-	0.25	1.45	(4.78)	(3.57)
2014	2,817	10.87	14.93	35,198	-	0.25	1.45	(4.31)	(3.17)
Rydex VIF S&P SmallCap 600 Pure Value
2018	24,495	8.12	10.08	206,224	-	0.25	1.45	(24.04)	(23.07)
2017	5,480	10.69	13.25	69,325	-	0.25	1.45	(4.64)	(3.47)
2016	112,376	11.21	13.87	1,472,001	-	0.25	1.45	25.96	27.54
2015	5,012	8.90	11.00	51,756	-	0.25	1.45	(17.29)	(16.35)
2014	6,051	10.76	13.28	76,661	-	0.25	1.45	(3.15)	(1.95)
Rydex VIF Strengthening Dollar 2x Strategy
2018	2,362	4.54	9.82	10,732	-	0.25	1.45	6.97	8.24
2017	847	4.24	9.18	3,581	-	0.25	1.45	(21.27)	(20.18)
2016	6,302	5.37	11.66	45,195	-	0.25	1.45	2.37	3.48
2015	5,188	5.24	11.39	40,899	-	0.25	1.45	8.37	9.80
2014	6,994	4.83	10.51	33,831	-	0.25	1.45	17.56	18.97

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Technology
2018	10,302	8.83	15.40	121,429	-	0.25	1.45	(5.79)	(4.64)
2017	36,270	9.36	16.15	353,846	-	0.25	1.45	26.85	28.38
2016	35,888	7.36	12.58	267,516	-	0.25	1.45	6.16	7.52
2015	43,861	6.92	11.70	304,610	-	0.25	1.45	(3.31)	(2.17)
2014	30,445	7.15	12.08	227,906	-	0.25	1.45	5.50	6.79
Rydex VIF Telecommunications
2018	4,341	4.90	9.58	28,731	0.46	0.25	1.45	(9.37)	(8.31)
2017	25,159	5.40	10.57	136,020	1.31	0.25	1.45	1.15	2.43
2016	29,328	5.33	10.45	158,978	0.01	0.25	1.45	12.37	13.67
2015	466	4.74	9.30	2,205	1.99	0.25	1.45	(10.83)	(9.71)
2014	627	5.30	10.43	3,324	3.11	0.25	1.45	(1.88)	(0.69)
Rydex VIF Transportation
2018	80	10.83	12.98	1,038	-	0.25	1.45	(23.57)	(22.63)
2017	4,382	14.17	16.95	74,406	0.01	0.25	1.45	16.72	18.16
2016	19,113	12.14	14.50	264,948	-	0.25	1.45	10.36	11.73
2015	2,125	11.00	13.12	27,923	-	0.25	1.45	(17.85)	(16.87)
2014	57,320	13.39	15.94	913,578	-	0.25	1.45	17.46	18.87
Rydex VIF U.S. Government Money Market (c)
2018	604,055	5.33	7.87	3,568,685	0.63	0.25	1.45	(3.91)	(2.59)
2017	619,178	5.54	8.19	3,723,307	-	0.25	1.45	(4.32)	(3.17)
2016	600,649	5.78	8.56	3,881,074	-	0.25	1.45	(4.36)	(3.19)
2015	1,371,500	6.03	8.95	8,699,507	-	0.25	1.45	(4.38)	(3.21)
2014	1,056,113	6.30	9.36	6,960,712	-	0.25	1.45	(4.29)	(3.23)
Rydex VIF Utilities
2018	36,676	8.87	13.57	374,003	0.81	0.25	1.45	(0.67)	0.44
2017	38,207	8.93	13.51	376,622	2.64	0.25	1.45	6.17	7.48
2016	66,340	8.39	12.57	626,054	1.18	0.25	1.45	11.24	12.63
2015	25,276	7.53	11.16	194,798	1.25	0.25	1.45	(11.45)	(10.36)
2014	90,687	8.49	12.45	794,389	2.04	0.25	1.45	17.62	19.02

(c) Liquidation. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Weakening Dollar 2x Strategy
2018	150	4.13	5.23	620	-	0.25	1.45	(15.37)	(14.51)
2017	2,261	4.88	6.18	11,005	-	0.25	1.45	14.02	15.63
2016	-	4.27	5.42	-	-	0.25	1.45	(12.72)	(11.76)
2015	-	4.84	6.21	-	-	0.25	1.45	(20.39)	(19.44)
2014	593	6.02	7.80	3,630	-	0.25	1.45	(25.36)	(24.44)
SEI VP Balanced Strategy (a)
2018	113,917	8.83	9.35	1,054,644	4.12	0.25	1.45	(10.90)	(9.75)
2017	-	9.91	10.36	-	-	0.25	1.45	6.44	7.69
2016	-	9.31	9.62	-	-	0.25	1.45	2.20	3.44
2015	-	9.11	9.30	-	-	0.25	1.45	(7.61)	(6.44)
2014	-	9.86	9.94	-	-	0.25	1.45	(1.40)	(0.60)
SEI VP Conservative Strategy (a)
2018	4,579	8.69	9.20	39,823	1.55	0.25	1.45	(6.56)	(5.45)
2017	4,443	9.30	9.73	41,352	1.68	0.25	1.45	0.22	1.57
2016	4,312	9.28	9.58	40,011	1.47	0.25	1.45	(0.75)	0.42
2015	4,184	9.35	9.54	39,128	1.51	0.25	1.45	(4.79)	(3.64)
2014	4,061	9.82	9.90	39,899	3.29	0.25	1.45	(1.80)	(1.00)
SEI VP Market Growth Strategy (a)
2018	23,894	8.94	9.46	213,779	1.95	0.25	1.45	(12.09)	(11.09)
2017	24,251	10.17	10.64	247,251	1.38	0.25	1.45	8.77	10.14
2016	26,812	9.35	9.66	251,916	2.12	0.25	1.45	2.75	3.98
2015	26,020	9.10	9.29	237,534	1.92	0.25	1.45	(7.89)	(6.73)
2014	824	9.88	9.96	8,138	4.52	0.25	1.45	(1.20)	(0.40)
T. Rowe Price Blue Chip Growth
2018	41,760	15.57	20.61	719,347	-	0.25	1.45	(2.81)	(1.62)
2017	27,445	16.02	20.95	484,358	-	0.25	1.45	29.93	31.51
2016	20,611	12.33	15.93	287,948	-	0.25	1.45	(3.90)	(2.69)
2015	13,430	12.83	16.37	190,278	-	0.25	1.45	5.95	7.20
2014	4,659	12.11	15.27	70,599	-	0.25	1.45	4.13	5.38

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Equity Income
2018	42,040	10.53	13.52	526,278	1.72	0.25	1.45	(13.62)	(12.61)
2017	36,723	12.19	15.47	528,834	1.33	0.25	1.45	10.72	12.02
2016	37,891	11.01	13.81	504,854	1.78	0.25	1.45	13.62	15.08
2015	57,297	9.69	12.00	681,020	1.43	0.25	1.45	(11.10)	(10.11)
2014	53,046	10.90	13.35	702,542	1.66	0.25	1.45	2.44	3.73
T. Rowe Price Health Sciences
2018	24,857	15.39	25.26	461,865	-	0.25	1.45	(3.57)	(2.36)
2017	20,197	15.96	25.87	375,559	-	0.25	1.45	21.83	23.25
2016	18,010	13.10	20.99	279,412	-	0.25	1.45	(14.66)	(13.59)
2015	22,800	15.35	24.29	403,635	-	0.25	1.45	7.57	8.87
2014	16,961	14.27	22.31	287,839	-	0.25	1.45	25.51	27.05
T. Rowe Price Limited-Term Bond
2018	9,590	8.12	8.28	77,990	1.94	0.25	1.45	(3.45)	(2.24)
2017	15,745	8.36	8.47	132,360	1.02	0.25	1.45	(3.56)	(2.42)
2016	30,562	8.58	8.72	263,708	1.43	0.25	1.45	(3.33)	(2.14)
2015	41,584	8.79	9.02	367,141	1.17	0.25	1.45	(4.35)	(3.17)
2014	35,672	9.09	9.43	324,261	1.13	0.25	1.45	(3.97)	(2.86)
Templeton Developing Markets VIP Fund
2018	29,602	8.37	17.18	354,878	0.66	0.25	1.45	(19.52)	(18.50)
2017	26,934	10.40	21.33	401,515	0.87	0.25	1.45	34.19	35.94
2016	17,997	7.75	15.89	211,602	0.86	0.25	1.45	12.38	13.64
2015	11,226	6.89	14.14	129,846	2.32	0.25	1.45	(23.19)	(22.18)
2014	21,915	8.97	18.40	328,644	1.68	0.25	1.45	(12.40)	(11.32)
Templeton Foreign VIP Fund
2018	27,709	7.91	13.21	337,424	2.78	0.25	1.45	(19.14)	(18.15)
2017	26,107	9.78	16.14	386,016	2.26	0.25	1.45	11.64	12.95
2016	23,147	8.76	14.29	303,870	1.55	0.25	1.45	2.46	3.78
2015	20,887	8.55	13.77	248,740	7.37	0.25	1.45	(10.58)	(9.53)
2014	24,255	9.56	15.22	324,664	1.69	0.25	1.45	(15.02)	(13.96)

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Global Bond VIP Fund
2018	51,106	8.36	9.12	442,879	-	0.25	1.45	(2.56)	(1.30)
2017	47,329	8.58	9.24	418,764	-	0.25	1.45	(2.50)	(1.39)
2016	51,000	8.80	9.37	462,612	-	0.25	1.45	(1.57)	(0.32)
2015	29,121	8.94	9.40	269,242	6.67	0.25	1.45	(8.50)	(7.39)
2014	27,615	9.77	10.15	274,965	5.94	0.25	1.45	(2.59)	(1.36)
VanEck VIP Global Gold
2018	824	6.39	6.95	5,727	2.93	0.25	1.45	(20.21)	(19.35)
2017	681	7.93	8.71	5,928	7.58	0.25	1.45	7.80	9.28
2016	2,538	7.28	8.08	20,500	0.84	0.25	1.45	41.51	43.16
2015	2,892	5.09	5.71	15,592	-	0.25	1.45	(27.45)	(26.65)
2014	-	6.95	7.87	-	-	0.25	1.45	(10.16)	(9.00)
VanEck VIP Global Hard Assets
2018	17,289	3.58	4.69	61,867	-	0.25	1.45	(31.53)	(30.67)
2017	19,641	5.18	6.85	101,666	-	0.25	1.45	(6.29)	(5.06)
2016	21,219	5.47	7.31	119,739	0.31	0.25	1.45	37.15	38.60
2015	14,262	3.95	5.33	56,702	0.03	0.25	1.45	(36.55)	(35.65)
2014	13,366	6.16	8.40	82,249	-	0.25	1.45	(22.87)	(22.01)
Vanguard VIF Balanced (a)
2018	8,795	10.38	10.78	92,134	2.87	0.65	1.85	(7.98)	(6.83)
2017	8,341	11.28	11.57	94,616	2.23	0.65	1.85	9.30	10.61
2016	3,849	10.32	10.46	39,734	-	0.65	1.85	5.74	6.95
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF Capital Growth (a)
2018	1,153	11.96	12.42	13,796	0.90	0.65	1.85	(5.90)	(4.75)
2017	1,139	12.71	13.04	14,477	2.10	0.65	1.85	22.68	24.19
2016	-	10.36	10.50	-	-	0.65	1.85	5.61	6.92
2015	-	9.81	9.82	-	-	0.65	1.85	(1.90)	(1.80)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard VIF Conservative Allocation (a)
2018	25,609	9.68	10.06	247,958	1.27	0.65	1.85	(7.63)	(6.42)
2017	10,923	10.48	10.75	114,512	1.97	0.65	1.85	5.65	6.86
2016	10,600	9.92	10.06	105,199	-	0.65	1.85	0.92	2.24
2015	-	9.83	9.84	-	-	0.65	1.85	(1.70)	(1.60)
Vanguard VIF Equity Income (a)
2018	41,017	10.80	11.22	446,396	1.48	0.65	1.85	(10.45)	(9.30)
2017	19,007	12.06	12.37	231,774	2.46	0.65	1.85	12.61	14.01
2016	18,959	10.71	10.85	204,205	0.27	0.65	1.85	9.62	10.94
2015	-	9.77	9.78	-	-	0.65	1.85	(2.30)	(2.20)
Vanguard VIF Equity Index (a)
2018	20,502	10.93	11.35	231,177	1.86	0.65	1.85	(8.99)	(7.87)
2017	18,388	12.01	12.32	225,674	1.79	0.65	1.85	15.81	17.22
2016	18,203	10.37	10.51	190,843	-	0.65	1.85	6.58	7.79
2015	-	9.73	9.75	-	-	0.65	1.85	(2.70)	(2.50)
Vanguard VIF Growth (a)
2018	11,596	11.06	11.49	128,304	-	0.65	1.85	(4.57)	(3.45)
2017	-	11.59	11.90	-	-	0.65	1.85	24.62	26.33
2016	-	9.30	9.42	-	-	0.65	1.85	(5.78)	(4.66)
2015	-	9.87	9.88	-	-	0.65	1.85	(1.30)	(1.20)
Vanguard VIF High Yield Bond (a)
2018	-	9.78	10.15	-	9.38	0.65	1.85	(7.30)	(6.28)
2017	10,162	10.55	10.83	109,588	0.08	0.65	1.85	1.93	3.14
2016	87	10.35	10.50	907	-	0.65	1.85	6.05	7.36
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF International (a)
2018	30,455	10.63	11.04	326,259	0.90	0.65	1.85	(16.76)	(15.73)
2017	26,102	12.77	13.10	335,216	0.88	0.65	1.85	35.85	37.46
2016	17,799	9.40	9.53	167,968	-	0.65	1.85	(2.89)	(1.75)
2015	-	9.68	9.70	-	-	0.65	1.85	(3.20)	(3.00)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard VIF Mid-Cap Index (a)
2018	27,483	10.08	10.47	285,182	1.01	0.65	1.85	(13.62)	(12.60)
2017	7,946	11.67	11.98	94,741	1.07	0.65	1.85	13.41	14.86
2016	6,575	10.29	10.43	68,414	-	0.65	1.85	5.86	7.08
2015	-	9.72	9.74	-	-	0.65	1.85	(2.80)	(2.60)
Vanguard VIF Moderate Allocation (a)
2018	13,107	9.92	10.30	131,060	1.95	0.65	1.85	(9.49)	(8.36)
2017	13,645	10.96	11.24	150,248	1.74	0.65	1.85	9.38	10.63
2016	11,136	10.02	10.16	111,906	-	0.65	1.85	2.45	3.78
2015	-	9.78	9.79	-	-	0.65	1.85	(2.20)	(2.10)
Vanguard VIF Short Term Investment Grade (a)
2018	34,983	9.07	9.41	319,575	1.43	0.65	1.85	(3.72)	(2.59)
2017	14,281	9.42	9.66	134,976	41.98	0.65	1.85	(2.79)	(1.63)
2016	3,652	9.69	9.82	35,647	-	0.65	1.85	(2.12)	(0.91)
2015	-	9.90	9.91	-	-	0.65	1.85	(1.00)	(0.90)
Vanguard VIF Small Company Growth (a)
2018	4,847	11.02	11.44	55,094	0.41	0.65	1.85	(11.63)	(10.63)
2017	1,350	12.47	12.80	17,194	-	0.65	1.85	17.53	19.07
2016	-	10.61	10.75	-	-	0.65	1.85	9.49	10.82
2015	-	9.69	9.70	-	-	0.65	1.85	(3.10)	(3.00)
Vanguard VIF Total Bond Market Index (a)
2018	95,617	9.07	9.42	882,428	1.93	0.65	1.85	(4.93)	(3.68)
2017	69,603	9.54	9.78	667,488	1.83	0.65	1.85	(1.34)	(0.31)
2016	42,441	9.67	9.81	412,641	-	0.65	1.85	(2.42)	(1.21)
2015	-	9.91	9.93	-	-	0.65	1.85	(0.90)	(0.70)
Vanguard VIF Total Stock Market Index (a)
2018	33,758	10.82	11.24	366,608	1.46	0.65	1.85	(9.83)	(8.77)
2017	26,603	12.00	12.32	320,278	1.77	0.65	1.85	15.16	16.67
2016	23,639	10.42	10.56	246,392	-	0.65	1.85	7.20	8.53
2015	-	9.72	9.73	-	-	0.65	1.85	(2.80)	(2.70)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Real Estate Index (a)(b)
2018	4,823	9.41	9.77	46,834	3.13	0.65	1.85	(9.78)	(8.69)
2017	5,333	10.43	10.70	56,857	2.08	0.65	1.85	(0.19)	0.94
2016	3,879	10.45	10.60	41,017	-	0.65	1.85	3.16	4.54
2015	-	10.13	10.14	-	-	0.65	1.85	1.30	1.40
Virtus Duff & Phelps International Series
2018	31,334	6.74	6.88	213,059	3.16	0.25	1.45	(20.33)	(19.34)
2017	28,767	8.45	8.53	242,985	1.61	0.25	1.45	10.88	12.24
2016	27,495	7.55	7.63	207,349	0.77	0.25	1.45	(5.92)	(4.76)
2015	18,533	7.94	8.11	147,027	2.33	0.25	1.45	(14.36)	(13.36)
2014	18,155	9.18	9.47	166,564	5.26	0.25	1.45	(8.15)	(6.97)
Virtus Duff & Phelps Real Estate Securities Series
2018	7,383	10.32	10.67	77,348	1.19	0.25	1.45	(10.65)	(9.58)
2017	13,687	11.55	11.80	159,617	1.49	0.25	1.45	1.40	2.61
2016	12,353	11.39	11.50	140,975	1.85	0.25	1.45	2.15	3.42
2015	13,361	11.06	11.15	147,884	1.43	0.25	1.45	(2.11)	(0.89)
2014	12,835	11.19	11.39	144,067	1.68	0.25	1.45	25.86	27.36
Virtus KAR Small-Cap Growth Series (a)
2018	24,794	18.71	19.80	465,669	-	0.25	1.45	6.79	8.08
2017	899	17.52	18.32	15,761	-	0.25	1.45	34.67	36.41
2016	-	13.01	13.43	-	-	0.25	1.45	20.46	21.87
2015	-	10.80	11.02	-	-	0.25	1.45	(3.66)	(2.48)
2014	-	11.21	11.30	-	-	0.25	1.45	12.10	13.00
Virtus Newfleet Multi-Sector Intermediate Bond Series
2018	15,361	9.19	9.39	142,050	4.27	0.25	1.45	(6.89)	(5.82)
2017	13,318	9.87	9.97	131,479	4.50	0.25	1.45	2.07	3.32
2016	12,214	9.58	9.67	117,481	5.04	0.25	1.45	4.54	5.81
2015	9,624	9.07	9.25	88,248	5.42	0.25	1.45	(5.61)	(4.40)
2014	943	9.51	9.80	8,972	5.08	0.25	1.45	(2.49)	(1.34)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Rampart Equity Trend Series
2018	-	-	-	-	0.07	0.25	1.45	-	-
2017	11,991	9.94	10.98	119,180	-	0.25	1.45	15.18	16.56
2016	12,429	8.63	9.42	107,793	-	0.25	1.45	(5.27)	(4.17)
2015	12,318	9.11	9.83	112,877	-	0.25	1.45	(13.32)	(12.15)
2014	3,019	10.51	11.19	32,834	0.24	0.25	1.45	(2.23)	(1.06)
Voya MidCap Opportunities Portfolio
2018	3,056	11.45	13.45	34,987	-	0.25	1.45	(11.92)	(10.87)
2017	2,802	13.00	15.09	36,438	-	0.25	1.45	19.05	20.62
2016	-	10.92	12.51	-	-	0.25	1.45	2.25	3.39
2015	-	10.68	12.10	-	-	0.25	1.45	(4.22)	(3.04)
2014	-	11.15	12.48	-	-	0.25	1.45	3.62	4.96
VY Clarion Global Real Estate Portfolio
2018	2,755	8.72	9.46	24,807	4.96	0.25	1.45	(12.89)	(11.75)
2017	3,279	10.01	10.72	33,914	4.46	0.25	1.45	5.59	6.88
2016	1,668	9.48	10.03	15,908	0.77	0.25	1.45	(3.85)	(2.81)
2015	434	9.86	10.32	4,371	1.35	0.25	1.45	(6.18)	(4.97)
2014	456	10.51	10.86	4,929	-	0.25	1.45	8.69	10.03
VY Clarion Real Estate Portfolio
2018	1,670	9.82	10.92	18,023	2.69	0.25	1.45	(11.85)	(10.71)
2017	1,431	11.14	12.23	17,327	2.02	0.25	1.45	0.45	1.66
2016	1,438	11.09	12.03	17,166	3.42	0.25	1.45	(0.45)	0.75
2015	896	11.14	11.94	10,646	1.84	0.25	1.45	(1.68)	(0.50)
2014	-	11.33	12.00	-	-	0.25	1.45	24.10	25.52
Wells Fargo Omega Growth VT
2018	3,731	13.17	16.23	49,174	-	0.25	1.45	(4.08)	(2.93)
2017	6,528	13.73	16.72	89,697	0.01	0.25	1.45	28.68	30.22
2016	6,335	10.67	12.84	67,611	-	0.25	1.45	(3.87)	(2.65)
2015	6,257	11.10	13.19	69,681	-	0.25	1.45	(3.06)	(1.93)
2014	7,641	11.45	13.45	90,848	-	0.25	1.45	(0.61)	0.60

Variable Annuity Account A
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Wells Fargo Opportunity VT
2018	6,968	11.62	15.04	104,661	0.19	0.25	1.45	(11.23)	(10.11)
2017	7,794	13.09	16.93	131,774	0.61	0.25	1.45	15.23	16.56
2016	9,901	11.36	14.69	145,378	1.99	0.25	1.45	7.27	8.61
2015	10,229	10.59	13.68	139,843	0.14	0.25	1.45	(7.27)	(6.15)
2014	14,820	11.42	14.75	218,420	0.06	0.25	1.45	5.64	6.88
Western Asset Variable Global High Yield Bond
2018	-	9.04	9.53	-	-	0.25	1.45	(8.41)	(7.21)
2017	-	9.87	10.27	-	-	0.25	1.45	3.68	4.90
2016	-	9.52	9.79	-	-	0.25	1.45	10.44	11.76
2015	-	8.62	8.76	-	-	0.25	1.45	(10.21)	(9.13)
2014	-	9.60	9.64	-	-	0.25	1.45	(5.79)	(4.65)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.
(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.
5. Subsequent Events
The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016; and (2) the audited financial statements of Variable Annuity Account A at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements.
(b)	Exhibits
(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
(2)	Not Applicable
(3)	(a)	Distribution Agreement(x)
(b)	Marketing Organization Agreement(c)
(i)	Amendment to Marketing Organization Agreement –Anti‑Money Laundering Requirement(h)
(ii)	Amendment to Marketing Organization Agreement – Supervisory Fee(h)
(c)	Commission Schedule(v)
(d)	Commission Schedule – EliteDesigns II(t)
(e)	Third Party Sales Agreement(e)
(4)	(a)	Individual Contract (Form FSB 242 (01-07))(h)
(b)	Individual Contract – Unisex (Form FSB 242 (01-07)U)(h)
(c)	Credit Enhancement Rider (Form FSB222 (7-02))(d)
(d)	Return of Premium or Contract Value Death Benefit Rider (Form FSB244 (1-07))(h)
(e)	TSA Endorsement (Form FSB202 R2‑97)(a)
(f)	IRA Endorsement (Form FSB203 R2‑97)(a)
(g)	Roth IRA Endorsement (Form FSB206 11‑97)(b)
(h)	Form of Individual Contract (Form FSB 254 (5-13))(s)
(i)	Form of Individual Contract – Unisex (Form FSB 254 (5-13)U)(s)
(5)	(a)	Individual Application (Form FSB 243 (6-07))(n)
(b)	Application Supplement (Form FSB 243 SUPP A (6-07))(n)
(c)	Application Supplement (Form FSB 243 SUPP B (6-07))(n)
(d)	Individual Application Form FSB243 (8-13)(v)
(e)	Application Supplement Form FSB 243 SUPP A (2-11)(p)
(f)	Application Supplement Form FSB 243 SUPP B (2-11)(p)
(g)	Form of Individual Application (Form FSB 255 (5-13)(s)
(h)	Form of Application Supplement Form FSB 255 SUPP A (5-13)(s)
(i)	Form of Application Supplement Form FSB 255 SUPP B (5-13)(s)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(w)
(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(v)
(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM (Invesco)(s)
(b)	Participation Agreement – AllianceBernstein(r)
(c)	Participation Agreement – ALPS (Morningstar)(y)
(d)	Participation Agreement – American Century(p)
(e)	Participation Agreement – American Funds(u)
(f)	Participation Agreement – BlackRock(p)
(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(w)
(h)	Participation Agreement – Dreyfus(s)
(i)	Participation Agreement – DWS(p)
(j)	Participation Agreement – Eaton Vance(u)
(k)	Participation Agreement – Federated(r)
(l)	Participation Agreement – Fidelity(k)
(m)	Participation Agreement – Franklin/Templeton(v)
(n)	Participation Agreement – Fred Alger(t)
(o)	Participation Agreement – Goldman Sachs(s)
(p)	Participation Agreement – ING (Voya)(r)
(q)	Participation Agreement – Ivy
(r)	Participation Agreement – Janus Aspen Series(l)
(s)	Participation Agreement – JPMorgan(x)
(t)	Participation Agreement – Legg Mason (Western Asset)(x)
(u)	Participation Agreement – Lord Abbett(p)
(v)	Participation Agreement – MFS(y)
(w)	Participation Agreement – Morgan Stanley(w)
(x)	Participation Agreement – Neuberger Berman(y)
(y)	Participation Agreement – Northern Lights (7Twelve)(t)
(z)	Participation Agreement – Northern Lights (FormulaFolio)(w)
(aa)	Participation Agreement – Northern Lights (Power Income)(x)
(ab)	Participation Agreement – Northern Lights (Probabilities)(t)
(ac)	Participation Agreement – Northern Lights (TOPS)(w)
(ad)	Participation Agreement – Oppenheimer(p)
(ae)	Participation Agreement – PIMCO(q)
(af)	Participation Agreement – Pioneer(r)
(ag)	Participation Agreement – Putnam(r)
(ah)	Participation Agreement – Rydex(o)
(ai)	Participation Agreement – SBL Fund (Guggenheim)(u)
(aj)	Participation Agreement – SEI(u)
(ak)	Participation Agreement – T. Rowe Price(t)
(al)	Participation Agreement – Third Avenue(p)
(am)	Participation Agreement – Two Roads Shared Trust (Redwood)(w)
(an)	Participation Agreement – Van Eck(u)
(ao)	Participation Agreement – Vanguard(w)
(ap)	Participation Agreement – Virtus(t)
(aq)	Participation Agreement – Wells Fargo(s)
(ar)	Information Sharing Agreement – AIM (Invesco)(i)

(as)	Information Sharing Agreement – Alps/Ibbotson (Morningstar)(s)
(at)	Information Sharing Agreement – American Century(i)
(au)	Information Sharing Agreement – American Funds(u)
(av)	Information Sharing Agreement – Dreyfus(i)
(aw)	Information Sharing Agreement – Fidelity(j)
(ax)	Information Sharing Agreement – Franklin/Templeton(m)
(ay)	Information Sharing Agreement – ING (Voya)(s)
(az)	Information Sharing Agreement – Ivy(s)
(ba)	Information Sharing Agreement – Janus(f)
(bb)	Information Sharing Agreement – Legg Mason (Western Asset)(m)
(bc)	Information Sharing Agreement – MFS(i)
(bd)	Information Sharing Agreement – Neuberger Berman(i)
(be)	Information Sharing Agreement – Oppenheimer(i)
(bf)	Information Sharing Agreement – PIMCO(i)
(bg)	Information Sharing Agreement – Putnam(s)
(bh)	Information Sharing Agreement – Rydex(i)
(bi)	Information Sharing Agreement – SBL Fund (Guggenheim)(g)
(bj)	Information Sharing Agreement – T. Rowe Price(g)
(bk)	Information Sharing Agreement – Van Eck(s)
(bl)	Information Sharing Agreement – Wells Fargo(j)
(9)	Opinion of Counsel(v)
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not Applicable
(12)	Not Applicable
(13)	(a)	Powers of Attorney of Stephen A. Crane, Wayne S. Diviney, John F. Guyot, Stephen R. Herbert, Michael P. Kiley, Roger S. Offermann, Barry G. Ward, Katherine P. White, and Douglas G. Wolff (w)
(b)	Power of Attorney of John P. Wohletz(x)
(c)	Power of Attorney of Joseph W. Wittrock(y)
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑83240 (filed May 1, 2000).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed July 19, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2009).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).

(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2013).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2014).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2015).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 28, 2017).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2018).
Item 25.	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chief Executive Officer and Director
Douglas G. Wolff*	President and Director
John F. Guyot*	Senior Vice President, General Counsel, Secretary, and Director
Roger S. Offermann*	Senior Vice President, Lead Actuary and Director
Barry G. Ward*	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer and Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Rui Guo*	Vice President and Product Actuary
Carmen R. Hill*	Vice President and Chief Compliance Officer
John R. Keddy*	Vice President, Chief Technology Officer and Chief Information Security Officer
Susan J. Lacey*	Vice President and Controller
Danny D. Purcell*	Vice President and Valuation Actuary
Jeanne R. Slusher*	Vice President and Director of Audit
Christopher D. Swickard*	Vice President, Associate General Counsel and Assistant Secretary
John Wohletz*	Vice President and Chief Accounting Officer
Peggy S. Avey 350 Park Avenue, 14th Floor New York, New York 10022	Second Vice President, Chief Administrative Officer, and Assistant Secretary
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, First Security Benefit Life Insurance and Annuity Company of New York (“FSBL” or “the Company”), is wholly-owned subsidiary of SBL Holdings, LLC.  The Registrant is a segregated asset account of FSBL.  The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.
Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
100 N. Cresent Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
1100 West Holdings II, LLC	DE	50%	by Mondrian Miami Investment LLC
1100 West Holdings, LLC	DE	100%	by 1100 West Holdings II, LLC
1100 West Properties, LLC	DE	100%	by 1100 West Holdings, LLC
13 FEG Asset Production, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG LA Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Touring Events, LLC	DE	100%	by 13FEG Ops, LLC
1300 South Miami Employer, LLC	DE	100%	by SBE Hotel Group, LLC
1300 South Miami JV, LLC	DE	50%	by 1300 South Miami SBEHG Equity, LLC
1300 South Miami SBEHG Equity, LLC	DE	100%	by SBE Hotel Group, LLC
13FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13FEG Columbus Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG New Orleans, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13th Floor Denver Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
1645 NW, LLC	CA	51%	by SBE Restaurant Group, LLC
1650 Schraeder Blvd., LLC	CA	100%	by SBE Restaurant Group, LLC
1701 Collins (Miami) Manager, LLC	DE	49.5%	by SBEEG Holdings, LLC
1743 Cahuenga, LLC	CA	89.25%	by SBE Restaurant Group I, LLC
1776 Collins CSB Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
1776 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1801 SBE Eats, LLC	CA	50%	by SBEEG Holdings, LLC
1801 SBE Eats, LLC	CA	50%	by SN SBE Eats, LLC
2525 Atlantic LLC	DE	100%	by Eldridge Charlston LLC
29 E 29th Employer, LLC	DE	100%	by SBE Hotel Group, LLC
29 E 29th Management, LLC	DE	100%	by SBE Hotel Group, LLC
313 South Broad SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	GBR	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	99.99%	by 37-41 Mortimer Street LLP
444 Park Avenue Employer, LLC	DE	100%	by SBE Hotel Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
495 ABC License LLC	CA	100%	by 495 Geary LLC
495 Geary LLC	DE	99%	by Clift Holdings LLC
58th Street Bar Company LLC	DE	100%	by Hudson Pledgor, LLC
618 Ocean LLC	DE	33.33%	by Eldridge Charlston LLC
6611 Hollywood Whitley, LLC	CA	100%	by SBE Restaurant Group, LLC
6623 Hollywood Cherokee, LLC	CA	100%	by SBE Restaurant Group, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	40%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
7080 HW La Brea, LLC	CA	100%	by SBE Restaurant Group, LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
801 SMA Lessee, LLC	DE	100%	by SBE Hotel Group, LLC
9077 SM Operator LLC	CA	100%	by SBE Restaurant Group, LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A Bus Could Run Limited	GBR	100%	by Fulwell 73 Limited
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	35%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Productions 1 LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by A24 TV LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
AB 148 Madison, LLC	NY	100%	by Aurify Brands, LLC
ABA Products LLC	DE	100%	by Lifestyle Products Group LLC
ACS Nextant Holdings LLC	DE	100%	by SCF Aviation Capital LLC
Aequitas Estates (Poyle) Ltd	GBR	100%	by GDL (Aylesbury) Ltd
After The Fact LLC	DE	100%	by A24 Films LLC
Air Eldridge LLC	DE	100%	by Eldridge Industries, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
Arlington Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Arotr LLC	DE	49%	by StarVista Live LLC
Artstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Ascot Funding 1, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
Asylum Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	70.3%	by Wanamaker Portfolio Trust, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Aviation Gin, LLC	DE	40%	by Capital Brands Spirits, LLC
Baleta sp.zo.o	Poland	100%	by PZO JV B.V.
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Capital Funding Trust	DE	100%	by EL Funding, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Security Benefit Corporation
Bath Road Properties Ltd.	GBR	75%	by Galliard Developments Ltd
BBMA Holdings I, LLC	DE	100%	by dcp LLC
BBMA Holdings II, LLC	DE	51%	by BBMA Parent, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BD-100-1A10 20084, LLC	DE	100%	by FX Leasing, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Beach Hotel Associates LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
BEEU The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
Bethesda Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
BH Luxury Residences, LLC	DE	100%	by BHLR Investco, LLC
BHLR Investco, LLC	DE	65%	by CI BH Holdings LLC
Big Week Productions, LLC	CA	100%	by MRC II Holdings, LP
Big Week, Limited	GBR	100%	by MRC II Holdings, LP
Billboard I, LLC	DE	100%	by PGM Entertainment Group, LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Billboard IP Holdings, LLC	DE	50%	by BBMA Holdings, LLC
Billboard Media Holdings LLC	DE	60%	by Mirror Media IP Holdings, LLC
Bird of Paradise LLC	DE	100%	by A24 Films LLC
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Brewskee Limited	GBR	97%	by Competitive Socialising Limited
Bridge Road Southall 2 Ltd	GBR	100%	by Bridge Road Southall Ltd
Bridge Road Southall Ltd	GBR	64.3%	by Galliard Developments Ltd
Broad and Spruce Associates, L.P.	PA	99%	by Broad and Spruce Limited Partner, LLC
Broad and Spruce JV, LLC	PA	50%	by 313 South Broad SBE Member, LLC
Broad and Spruce Limited Partner, LLC	PA	100%	by Broad and Spruce JV, LLC
Bros The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Buda Hills JV B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
C092 The Film Limited	GBR	50%	by Fulwell 73 Limited
C4G Holdings LLC	DE	100%	by Lifestyle Products Group LLC
Cain Hoy Enterprises (U.K.) Limited	GBR	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	GBR	100%	by CH Capital A Holdings LLc
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by Cain International AM LP
Cain International Agent Ltd	GBR	100%	by Cain International AM LP
Cain International AM LP	GBR	0%	Mgmt. by CI AM GP Ltd

Name	Jurisdiction	Percent of Voting Securities Owned
Cain International Equity Fund 1 CIP GP	JEY	100%	by Cain International AM LP
Cain International Equity Fund 1 CIP LP	JEY	0%	Mgmt. by Cain International Equity Fund 1 CIP GP
Cain International Equity Fund 1 GP Limited	JEY	100%	by Cain International AM LP
Cain International Equity Fund 1 LP	JEY	0%	Mgmt. by Cain International Equity Fund 1 GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by Cain International AM LP
Cain International UK Services Ltd	GBR	100%	by Cain International AM LP
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
Canon Portfolio Trust, LLC	KS	100%	by EL Funding, LLC
Cape SoHo Hotel, LLC	NY	20%	by MHG 150 Lafayette Investment LLC
Capital Brands Spirits, LLC	DE	60%	by Celebrity Brands Capital Partners, LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Holdings, LLC	DE	86%	by Wanamaker Portfolio Trust, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM 2018-5 Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-6 Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-7, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-8, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM Business Services LLC	DE	100%	by CBAM Holdings, LLC
CBAM Charleston, LLC	DE	100%	by CBAM Holdings, LLC
CBAM CLO 2017-1, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-2, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-3, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-4, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO Management LLC	DE	100%	by CBAM Partners, LLC
CBAM Funding 2016-1 LLC	DE	100%	by EL Funding, LLC
CBAM Holdings, LLC	DE	63%	by Eldridge AM Holdings, LLC
CBAM Loan Opportunities Funding LLC	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CBCP Holdings, LLC	DE	100%	by EL Funding, LLC
Cedar Hotel Holdings LLC	DE	49%	by MHG North State Street Investment LLC
Cedar Hotel LLC	DE	100%	by Cedar Hotel Holdings LLC
Celebrity Brands Capital Partners, LLC	DE	20%	by CBCP Holdings, LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLC	DE	100%	by Cain Hoy UK Holdings Limited
CH Galliard (Courchevef PW) LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	0%	Board rights held by CH Capital A Holdings LLC
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Security Benefit Corporation
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chemex I Corp.	OK	100%	by El Dorado Chemical Company
Cherokee Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Christopher Hotel Holdings LLC	DE	49%	by MHG St. Barths Investment LLC
Chubby Panda LLC	DE	100%	by A24 Films LLC
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI BH Holdings II LLC	DE	71.49%	by Cain International LP
CI BH Holdings LLC	DE	71.5%	by Cain International LP
CI CB3 Subfund	IRL	100%	by Cain International Equity Fund 1 LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
CI Founder Partner GP LLC	DE	100%	by Cain International LP
CI Founder Partner LP	DE	0%	Mgmt. by CI Founder Partner GP LLC
CI US Services GP LLC	DE	100%	by Cain International AM LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International Equity Fund 1 LP
CLC Productions, LLC	DE	100%	by dick clark productions, LLC
Cleo- Downtown L.A., LLC	DE	100%	by SBE Restaurant Group, LLC
Cleo W. 3rd, LLC	DE	100%	by SBE Restaurant Group, LLC
Click Records, Inc.	DE	100%	by dcp Holdco I, LLC
Clift Holdings LLC	DE	0%	Mgmt. by Morgans Group LLC
Collins Park, LLC	KS	100%	by Dayton Funding, LLC
Colpy Limited	JEY	100%	by Dynamo PW S.a.r.l.
Company Prime, LLC	DE	100%	by MRC II Holdings, LP
Competitive Socialising Limited	GBR	68.81%	by Jampurchaseco Limited
Competitive Socializing U.S., Inc.	DE	100%	by Competitive Socialising Limited
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
Country Cruise 16 LLC	DE	100%	by StarVista Live LLC
Country Cruise 17 LLC	DE	100%	by StarVista Live LLC
Country Cruise II, LLC	DE	100%	by StarVista Live LLC
Country Cruise LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 18 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 19 LLC	DE	100%	by StarVista Live LLC
CP Guarantor, LLC	DE	100%	by MRC II Holdings, LP
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CP Lender, LLC	DE	100%	by MRC II Holdings, LP
CPD Funding 2016-1 LLC	DE	100%	by SL Funding, LLC
CPI Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Craneshaw House Limited	GBR	66%	by Galliard Developments Ltd
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
Dakota Development Company, LLC	NV	100%	by SBEEG Holdings, LLC
Dandridge Invest, S.L.	Spain	100%	by Delin Capital Yellow JV S.a r.l
Davisville Holdings S.a r.l	LUX	90%	by CIEF1 UK Holdings Limited
Dawn Acres, LLC	KS	100%	by Security Benefit Corporation
Dayton Funding, LLC	DE	100%	by Security Benefit Corporation
DC Company Music, LLC	CA	100%	by dick clark productions, LLC
dcp Corp.	DE	100%	by dcp Holdco I, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
DCP Funding LLC	DE	81.5%	by Valence Media Partners, LLC
DCP Guaranty Services, LLC	DE	100%	by dick clark productions, LLC
dcp Holdco I, LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by Mirror Media IP Holdings, LLC
dcp LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by dcp LLC
Dcpl investco, LLC	DE	100%	by dcp LLC
Delin Capital Yellow JV S.a r.l	LUX	50%	by CIEF1 UK Holdings Limited
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
DHAI Video LLC	DE	100%	by Direct Holdings Global LLC
Dick Clark Communications, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Features, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Film Group, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Kids, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Media Archives, LLC	CA	100%	by dick clark productions, LLC
dick clark productions, LLC	DE	100%	by dcp LLC
Dick Clark Restaurants, Inc.	DE	100%	by dcp Holdco I, LLC
Digital Media Asset Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Direct Holdings Americas, Inc.	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Channel LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Cruise Production LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Global LLC	DE	100%	by DCP Funding LLC
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Libraries Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings U.S. Corp.	DE	100%	by Direct Holdings Global LLC
DLICT, LLC	DE	75%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Dos Hermanas LLC	DE	100%	by A24 Films LLC
Downtown Arena Lounge, LLC	DE	50%	by SBE Restaurant Group, LLC
DS Malecon Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	LUX	50%	by CH Galliard (Courchevef PW) LLP
Dynamo Holdings SCSP	LUX	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	LUX	100%	by Dynamo Holdings SCSP
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
EDC Ag Products Company L.L.C.	OK	100%	by El Dorado Chemical Company
Effington Invest, S.L.	Spain	100%	by Dandridge Invest, S.L.
El Dorado Ammonia L.L.C.	OK	100%	by El Dorado Chemical Company
El Dorado Chemical Company	OK	100%	by LSB Chemical L.L.C.
El Dorado Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.

Name	Jurisdiction	Percent of Voting Securities Owned
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Aircraft Services LLC	DE	100%	by EL Funding, LLC
Eldridge AM Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Charlston LLC	DE	100%	by Eldridge CHG Holdings LLC
Eldridge CHG Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Corporate Fundings LLC	DE	100%	by EL Funding, LLC
Eldridge DK, LLC	DE	100%	by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Funding, LLC	DE	100%	by Security Benefit Corporation
Eldridge Industries, LLC	DE	67.2%	by SBT Investors, LLC
Eldridge Maranon Holdings, LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge NPC Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge SBC Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by EL Funding, LLC
Eldridge SLG Holdings, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge VS, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Elia Management LLC	DE	100%	by A24 Films LLC
Ellicott Limited	JEY	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	99%	by Elliott Bay Parent LLC
Elliott Bay Healthcare Realty Holdings II LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings III LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty II LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings II LLC
Elliott Bay Healthcare Realty III LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings III LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Elliott Bay Holdings LLC	DE	91.89%	by Elliott Bay Parent LLC
Elliott Bay LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Parent LLC	DE	100%	by Eldridge Equipment Finance LLC
EMB 550 36, LLC	DE	100%	by FX Leasing, LLC
Epic Aero, Inc.	DE	17.2%	by Epic Preferred Holdings LLC
Epic Preferred Holdings LLC	DE	100%	by Stonebriar Holdings LLC
EPRT Holdings, LLC	DE	0%	Board rights held by Stonebriar Holdings LLC
Essential Properties OP G.P., LLC	DE	100%	by Essential Properties Realty Trust, Inc.
Essential Properties Realty Trust, Inc.	MD	0%	Board rights held by EPRT Holdings, LLC
Essential Properties Realty Trust, L.P.	DE	0%	Board rights held by EPRT Holdings, LLC
Everest Fuel Management, LLC	DE	100%	by Epic Aero, Inc.
F73 Productions Limited	GBR	100%	by Fulwell 73 Limited
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Family Secret Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
Farah Film Limited	GBR	100%	by Fulwell 73 UK Limited
Farmhold Financial Holdings LLC	DE	50%	by Canon Portfolio Trust, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Farmhold Financial LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Holdings LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Intermediate Holdings LLC	DE	100%	by Farmhold Financial Management Holdings LLC
Farmhold Financial Management LLC	DE	1%	by Farmhold Financial Management Intermediate Holdings LLC
Farmhold Financial Management LLC	DE	99%	by Farmhold Financial Management Holdings LLC
Farmhold Lending LLC	DE	100%	by Farmhold Financial Holdings LLC
Fear Farm Holdings, LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 148 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGNY 1008 6th Avenue, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 138 Montague, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 148 Madison, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 284 Seventh, LLC	NY	100%	by FGNY Holdings, LLC
FGNY Bleecker, LLC	NY	100%	by FGNY, LLC
FGNY Broadway, LLC	NY	100%	by FGNY, LLC
FGNY Holdings, LLC	NY	100%	by Aurify Brands, LLC
FGNY Metro Tech, LLC	NY	100%	by FGNY Holdings, LLC
FGNY Seventh Avenue, LLC	NY	100%	by FGNY, LLC
FGNY Third Avenue, LLC	NY	100%	by FGNY, LLC
FGNY W14, LLC	NY	100%	by FGNY Holdings, LLC
FGNY W34, LLC	NY	100%	by FGNY, LLC
FGNY W42, LLC	NY	100%	by FGNY, LLC
FGNY W48, LLC	NY	100%	by FGNY, LLC
FGNY W55, LLC	NY	100%	by FGNY, LLC
FGNY, LLC	NY	100%	by Aurify Brands, LLC
Fields GC, LLC	NY	56%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99%	by Film Expo Group Holdings LLC
First Sec Bft Life Ins & Annuity Co of NY	NY	100%	by SBL Holdings, LLC
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Taco Holdings, LLC
Flairjet Ltd.	DE	100%	by Volare Acquisitions, Limited
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 16 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 17 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 18 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 19 LLC	DE	100%	by StarVista Live LLC
Fortwell Capital Limited	GBR	80%	by Cain International II LP
Four Six Four Aircraft ATL I LLC	DE	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft Engine LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft II LLC	DE	100%	by Four Six Four Aircraft Issuer LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Four Six Four Aircraft Issuer LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LAK (Ireland) I Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) II Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) III Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) Parent Limited	IRL	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
Fulwell 73 Holdco Limited	GBR	32%	by Valence FW73, LLC
Fulwell 73 Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell 73 Productions US, Inc.	DE	100%	by Fulwell 73 UK Limited
Fulwell 73 Project Q, LLC	Qatar	100%	by Fulwell 73 UK Limited
Fulwell 73 UK Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell Music Limited	GBR	100%	by Fulwell 73 Limited
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
G6000-9796 LLC	DE	95%	by SCF Aviation Capital LLC
GA24 LLC	DE	50%	by A24 Films LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
GDL (Aylesbury) Ltd	GBR	51%	by Galliard Developments Ltd
GDL (Birmingham Middleway) Ltd	GBR	66%	by Galliard Developments Ltd
GDL (Cheltenham) Holdings Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Cheltenham) Ltd	GBR	100%	by GDL (Cheltenham) Holdings Ltd
GDL (Chiswick) LLP	GBR	66%	by Galliard Developments Ltd
GDL (Creekside) Ltd	GBR	52%	by Galliard Developments Ltd
GDL (Kilmorie) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Luton) Developments Ltd	GBR	90%	by Galliard Developments Ltd
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Sub 2) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Sub 3) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
Gems Rights LLC	DE	100%	by A24 Films LLC
Generate Entertainment, LLC	DE	100%	by dcp LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Room Escape, LLC	CO	100%	by 13FEG Ops, LLC
Greedy Hippo LLC	DE	100%	by A24 Films LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
H of A Production Limited	GBR	100%	by Fulwell 73 Limited
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Halfnelson, Limited	GBR	100%	by MRC II Holdings, LP
Haworth Limited	JEY	100%	by Dynamo PW S.a.r.l.
HBC (Hallandale) Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
Henry Hudson Holdings LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EL Funding, LLC
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Hollywood Awards LLC	CA	100%	by dick clark productions, LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
House of Torment LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Hudson Delano Junior Mezz LLC	DE	100%	by Morgans Group LLC
Hudson Delano Senior Mezz LLC	DE	100%	by Hudson Delano Junior Mezz LLC
Hudson Leaseco LLC	NY	99.9%	by Hudson Managing Member LLC
Hudson Managing Member LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Pledgor, LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Residual Interests, Inc.	DE	100%	by Henry Hudson Holdings LLC
Hungry City, Limited	New Zealand	100%	by Hungry City, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hyde LLC	CA	100%	by SBE Restaurant Group, LLC
Hyde LV LLC	NV	100%	by SBE Restaurant Group, LLC
Hyphen Hyphen LLC	DE	100%	by A24 Films LLC
IB the Film Limited	GBR	100%	by Fulwell 73 UK Limited
Ibiza 87 Limited	GBR	100%	by Fulwell 73 Limited
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Jampurchaseco Limited	GBR	100%	by Cain International LP
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
JC The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Jefferson Square, LLC	KS	100%	by Dayton Funding, LLC
Jessica House Developments Ltd	GBR	95%	by Galliard Developments Ltd
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Jubilee Scripted Limited	GBR	100%	by Fulwell 73 UK Limited
Katsu USA, LLC	CA	72%	by SBE/Katsuya USA, LLC
Katsuya-Downtown L.A., LLC	DE	72.9%	by SBE/Katsuya USA, LLC
Katsuya-Glendale, LLC	CA	81.5%	by SBE/Katsuya USA, LLC
Katsuya-H&V LLC	DE	81.5%	by SBE/Katsuya USA, LLC
KBM Holdco, LTD, LLC	VBG	100%	by SBE KBM Holdings, LLC
KBM Operating Company, LTD	BHS	100%	by KBM Holdco, LTD, LLC
Keshet/dcp LLC	DE	50%	by dcp LLC
KitchenTek Holdings LLC	DE	50%	by Lifestyle Products Group LLC
KitchenTek LLC	DE	100%	by KitchenTek Holdings LLC
KitchenTek Operating LLC	DE	100%	by KitchenTek Holdings LLC
Kitewood (Creekside) Limited	GBR	75%	by GDL (Creekside) Limited

Name	Jurisdiction	Percent of Voting Securities Owned
KMA Gems LLC	DE	100%	by A24 Films LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Krakow Office Park B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
KWCI GP	IRL	50%	by Cain International Equity Fund 1 GP Limited
KWCI LP	NJ	50%	by CI CB3 Subfund
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Aventura, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB DC 1212, LLC	NY	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Penn, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Rosslyn, LLC	NY	100%	by Little Beet, LLC
LB Smith Haven, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Walt Whitman, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LBMISF LLC	DE	100%	by A24 Films LLC
LBT Chevy Chase, LLC	NY	100%	by LBT Chicago, LLC
LBT Chicago, LLC	NY	100%	by Little Beet Table, LLC
LBT Greenwich, LLC	NY	100%	by LBT Chicago, LLC
Life.io Holdings, LLC	DE	100%	by se2 Holdings, Inc.
Lifestyle Products Group LLC	DE	100%	by Direct Holdings Global LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98%	by Aurify Brands Holdings, LLC
Louisiana DCP Productions, LLC	LA	100%	by dick clark productions, LLC
LSB Chemical L.L.C.	OK	100%	by LSB Industries, Inc.
LSB Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
LSB Industries, Inc.	DE	10%	by LSB Funding LLC
LU The Film Limited	GBR	100%	by Fulwell 73 Limited
MAG Finance, LLC	KS	100%	by Security Benefit Corporation
Make Hay LLC	DE	100%	by A24 Films LLC
Make Holdings, LLC	DE	100%	by Aurify Brands Holdings, LLC
Make Menlo Park, LLC	NY	100%	by Melt Shop, LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Malt Shop Cruise 15, LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 16 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 17 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 18 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise III, LLC	DE	100%	by StarVista Live LLC
MAOdcp LLC	DE	50%	by dick clark productions, LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maslow's UK Services Ltd	GBR	100%	by 37-41 Mortimer Street LLP
Massive Noise Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Mayfair Portfolio Trust, LLC	DE	100%	by Eldridge SBC Holdings, LLC
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
MB Las Vegas Holdings LLC	DE	100%	by Morgans Group LLC
MB/RS Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MB\CG Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MC South Beach LLC	DE	50%	by Morgans Group LLC
MC South Beach LLC	DE	50%	by 1100 West Properties LLC
McLean Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Media Capital Holdings, LLC	DE	100%	by Valence Media Group, LLC
Media Rights Capital II, L.P.	DE	100%	by Original Narrative Library, LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
Melt Shop Enterprises LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96%	by Aurify Brands Holdings, LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MHG 150 Lafayette Investment LLC	DE	100%	by Morgans Group LLC
MHG Capital Trust I	DE	100%	by Morgans Group LLC
MHG Mexico LLC	DE	100%	by Morgans Group LLC
MHG Mexico Management S. de R. L. de C.V.	MEX	99%	by MHG Mexico LLC
MHG North State Street Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Member LLC	PRI	100%	by MHG PR Investment LLC
MHG St. Barths Investment LLC	DE	100%	by Morgans Group LLC
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Midsommar LLC	DE	100%	by A24 Films LLC
Mill Link Developments Limited	GBR	100%	by Galliard Developments Ltd
Ministry of a Frozen World LLC	DE	100%	by A24 Films LLC
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by A24 Films LLC
Mirror Media IP Holdings, LLC	DE	100%	by Valence Media, LLC
Mirrors and Windows Films Inc.	CAN	100%	by A24 Films LLC
Mondrian Miami Investment LLC	DE	100%	by Morgans Group LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EL Funding, LLC
Moon Base LLC	DE	100%	by A24 Films LLC
Morgans Group LLC	DE	99%	by Morgans Hotel Group Co. LLC
Morgans Hotel Franchising Genpar I LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Franchising Genpar LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Hotel Franchising Limpar LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group Co. LLC	DE	100%	by SBE ENT Holdings, LLC
Morgans Hotel Group Management LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group U.K. Management Limited	GBR	100%	by Royalton London LLC
Morgans International Franchising LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Istanbul LLC	DE	100%	by Morgans Group LLC
Morgans US Franchise LLC	DE	100%	by Morgans Group LLC
Mosaic Media Investment Partners, LLC	DE	47.6%	by dcp TL Funding LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Mosaic Media Investment Partners, LLC	DE	52.4%	by dcp LLC
Motown The Film Limited	GBR	100%	by Fulwell 73 UK Limited
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, L.P.
MRC II Finance Company, L.P.	DE	99.9%	by Media Rights Capital II, L.P.
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, L.P.
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, L.P.
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MRCLP GP, LLC	DE	100%	by Original Narrative Library, LLC
MS 111 Fulton, LLC	NY	100%	by Melt Shop, LLC
MS 135 Fourth Avenue, LLC	NY	100%	by Melt Shop, LLC
MS Ameream, LLC	NY	100%	by Melt Shop, LLC
MS Boca Raton, LLC	NY	100%	by Melt Shop, LLC
MS Enterprises International, LLC	NY	100%	by Melt Shop, LLC
MS Marketing Fund, LLC	NY	100%	by Melt Shop, LLC
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS MOA, LLC	NY	100%	by Melt Shop, LLC
MS Newport Center, LLC	NY	100%	by Melt Shop, LLC
MS Rockaway, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Sawgrass I, LLC	NY	100%	by Melt Shop, LLC
MS Sawgrass II, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
MS Woodbury Commons, LLC	NY	100%	by Melt Shop, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
Nashville the Film Limited	GBR	100%	by Fulwell 73 UK Limited
Nazkor, LLC	CA	100%	by SBE Restaurant Group, LLC
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
Nightmare Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
Nolensville Invest S.L.	Spain	100%	by Pleasant Invest S.L.
North City Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
North Woolwich Road Developments Limited	GBR	30%	by Galliard Developments Ltd
Note Funding 1892, LLC	KS	100%	by Dayton Funding, LLC
Note Funding 1892-2, LLC	KS	100%	by EL Funding, LLC
NPC Holdings, Inc.	DE	99.44%	by NPC Restaurant Holdings II LLC
NPC International Holdings, LLC	DE	100%	by NPC Holdings, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
NPC International, Inc.	DE	100%	by NPC Restaurant Holdings, LLC
NPC Operating Company B, Inc.	DE	100%	by NPC International, Inc.
NPC QB LLC	DE	100%	by NPC International, Inc.
NPC Quality Burgers, Inc.	DE	100%	by NPC International, Inc.
NPC Restaurant Holdings I LLC	DE	49.99%	by Eldridge NPC Holdings LLC
NPC Restaurant Holdings II LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings, LLC	DE	100%	by NPC International Holdings, LLC
NZC Capital LLC	DE	76.1%	by Todd L. Boehly, Individual
Oaktree Entertainment, Inc.	DE	100%	by MRC II Holdings, LP
Oasis BH Holdings LLC	DE	48.2%	by CI BH Holdings LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH Holdings LLC
One Sky Flight, LLC	DE	100%	by Epic Aero, Inc.
Oneida Portfolio Trust, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Orchard Wharf Developments Ltd	GBR	50%	by Galliard Developments Ltd
Original Narrative Library, LLC	DE	100%	by Valence Media, LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Padfield AH, LLC	DE	100%	by SL Funding, LLC
Palio Funding 2, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
Palio Funding I, Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
Pallazzo Funding LLC	DE	97.6%	by SCF Aviation Capital LLC
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PGM Entertainment Group, LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pink Freud LLC	DE	100%	by A24 Films LLC
Pleasant Invest S.L.	Spain	100%	by Davisville Holdings S.a r.l
Post Its LLC	DE	100%	by A24 Films LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Security Benefit Corporation
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
PrivateFly, LLC	DE	100%	by PrivateFly Limited
Prometheus Global Media, LLC	DE	100%	by Billboard Media Holdings, LLC
Pryor Chemical Company	OK	100%	by LSB Chemical L.L.C.
Pumpkin Fest Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EL Funding, LLC
PZO B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
Queens LLC	DE	100%	by A24 Films LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding, LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP
Ramy Rights LLC	DE	100%	by A24 Films LLC
Renegade Brands USA, INC.	DE	20%	by Canon Portfolio Trust, LLC
Replay Technology Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Reserving Rights LLC	DE	100%	by A24 Films LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Ridge Media Holdings, LLC	DE	21.48%	by Wanamaker Portfolio Trust, LLC
Ridge Media Holdings, LLC	DE	78.52%	by Eldridge Industries, LLC
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Rock and Romance Cruise 17 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 18 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 19 LLC	DE	100%	by StarVista Live LLC
Rockville Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Royalton Europe Holdings LLC	DE	100%	by Morgans Group LLC
Royalton London LLC	NY	100%	by Morgans Group LLC
RR The Film Limited	GBR	100%	by Fulwell 73 UK Limited
RTF II, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Ruby Entertainment Inc.	DE	100%	by Fulwell 73 UK Limited
Ruby Productions LLC	DE	100%	by Fulwell 73 UK Limited
SA Leasing II, LLC	DE	100%	by SA Leasing, LLC
SA Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
Sager House (Almedia) Limited	GBR	92.5%	by CH Capital A Holdings LLC
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. Corp.
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Sarena Holdings Ltd	GBR	100%	by Galliard Developments Ltd
Sarena House LLP	GBR	50%	by Sarena Holdings Ltd
SB Custody, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBC Civic Center LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBE Eats, LLC	DE	66.67%	by 1801 SBE Eats, LLC
SBE Eats, LLC	DE	33.3%	by SBEEG Holdings, LLC
SBE ENT Holdings, LLC	DE	11.25%	by CHE SBE Holdings, LLC
SBE Hotel Group, LLC	DE	100%	by SBEEG Holdings, LLC
SBE Hotel Licensing, LLC	NV	100%	by SBE Hotel Group, LLC
SBE Hotel Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE KBM Holdings, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Licensing, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Miami Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE Restaurant Group I, LLC	DE	80.8%	by SBE Restaurant Group, LLC
SBE Restaurant Group, LLC	NV	100%	by SBEEG Holdings, LLC
SBE/Cleo Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Hyde Miami, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya USA, LLC	DE	100%	by SBE Restaurant Group, LLC
SBEEG Holdings Licensing, LLC	NV	100%	by SBEEG Holdings, LLC
SBEEG Holdings, LLC	DE	100%	by SBE ENT Holdings, LLC
SBEHG 1300 Hotel Parking, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1701 Collins Miami, LLC	FL	100%	by SBE Hotel Group, LLC
SBEHG 1775 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1776 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 801 Fifth, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG BM Employer, LTD	BHS	100%	by SBE Hotel Group, LLC
SBEHG LVI Holdco Company, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG Townhouse LLC	DE	100%	by SBE Hotel Group, LLC
SBERG 3780 LV Arena Operator, LLC	DE	100%	by SBERG Management, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SBERG Management, LLC	DE	100%	by SBE Restaurant Group, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation
SBLH Asset Holdings, LLC	DE	100%	by Eldridge Industries, LLC
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SC London LLC	DE	100%	by Morgans Group LLC
SC Resturant Company LLC	DE	100%	by Morgans Group LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2018 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2017-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2017-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2018 Limited Partnership	CAN	99%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF RC Funding I LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding II LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding III LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding IV LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty Capital Trust LLC	DE	100%	by SCF Realty Funding LLC
SCF Realty Funding LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty IFH LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty Servicing Company LLC	DE	99%	by SCF Realty Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Servicing Company LLC	DE	99.9%	by SCF Funding LLC
SCFRC-HW LLC	DE	100%	by SCF Realty Funding LLC
SCFRC-HW-528 South Broadway-Salem LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCFRC-HW-G LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-V LLC	DE	100%	by SCFRC-HW LLC
SE2 Digital Service LLP	India	99.9999%	by se2 Holdings, Inc.
SE2 Digital Service LLP	India	0.0001%	by se2, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
SE2 Information Services Ireland Limited	IRL	100%	by se2 Holdings, Inc.
se2, LLC	KS	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by SBL Holdings, LLC
Security Benefit Corporation	KS	100%	by Eldridge SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, LLC
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, LLC
Sensory Impact Group, LLC	DE	73%	by Note Funding 1892-2, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Corporation
Shore Club Holdings LLC	DE	100%	by Morgans Group LLC
Short of the Week, LLC	DE	10.3%	by Sugar23, Inc.
SIMCOM Holdings, Inc.	DE	100%	by Volo Sicuro, LLC
SIMCOM International, Inc.	FL	100%	by SIMCOM, Inc.
SIMCOM, Inc.	DE	100%	by SIMCOM Holdings, Inc.
Sirio Acquisition S.r.l.	Italy	100%	by Volare Acquisitions, Limited
Sirio S.p.A.	Italy	80%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
SL Funding, LLC	DE	100%	by Eldridge SBC Holdings, LLC
Slushie LLC	DE	100%	by A24 Films LLC
SN SBE Eats, LLC	DE	20%	by SBEEG Holdings, LLC
Sochin Downtown Realty, LLC	NY	99.5%	by Cape SoHo Hotel, LLC
Sochin Realty Managers, LLC	DE	100%	by Cape SoHo Hotel, LLC
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Soul Train Cruise 16 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 17 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 18 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 19 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise III, LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise IV, LLC	DE	100%	by StarVista Live LLC
South Audley Ltd	GBR	100%	by South Audley Street LLP
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Southern Rock Cruise 18 LLC	DE	100%	by StarVista Live LLC
Southern Rock Cruise 19 LLC	DE	100%	by StarVista Live LLC
Spaceman Productions, LLC	DE	100%	by MRC II Holdings, LP
Spinmedia LLC	DE	100%	by PGM Entertainment Group, LLC
Spoonful Management AAA, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LLC	CA	100%	by SBE Restaurant Group, LLC
Spoonful Management LV Arena, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LV MC, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management LV, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management Miami, LLC	FL	100%	by SBE Restaurant Group, LLC
Spoonful Management Raleigh, LLC	FL	100%	by SBE Restaurant Group, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRC Entertainment, LLC	CA	100%	by SBE Restaurant Group, LLC
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Stanley and Bud LLC	DE	100%	by A24 Films LLC
Starbones Ltd	GBR	80%	by GDL (Chiswick) LLP
StarVista Live LLC	DE	100%	by Direct Holdings Cruise Production LLC
StarVista Management LLC	DE	100%	by StarVista Live LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EL Funding, LLC
Stewart Street Productions, LLC	DE	100%	by dcp LLC
Stone Secured Asset Funding Trust	DE	100%	by EL Funding, LLC
Stone Secured Asset Holdings, LLC	DE	100%	by Stone Secured Asset Funding Trust

Name	Jurisdiction	Percent of Voting Securities Owned
Stone Secured FA Holdings, LLC	NJ	100%	by Stone Secured Asset Funding Trust
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	85.7%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Sugar23, Inc.	DE	9.09%	by Valence Circle Up, LLC
Sunset Screams LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Supercluster LLC	DE	50%	by A24 Films LLC
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
Swingers NY LLC	NY	100%	by Competitive Socializing U.S., Inc.
Talk Later LLC	DE	100%	by A24 Films LLC
Terror on the Fox Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Tet Films Inc.	CAN	100%	by Tet, LLC
Tet, LLC	DE	100%	by MRC II Holdings, LP
TG Acquisitions Limited	GBR	100%	by South Audley Street LLP
The Hollywood Reporter, LLC	DE	100%	by Prometheus Global Media, LLC
The Lovers LLC	DE	100%	by A24 Films LLC
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	0%	Board rights held by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Thirteenth Floor Entertainment Group, LLC	DE	50%	by Sensory Impact Group, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
Topeka Grand Hotels, LLC	DE	37%	by Security Benefit Life Insurance Company
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Triple8, LLC	KS	100%	by Security Benefit Corporation
Trison Construction, Inc.	OK	100%	by LSB Chemical L.L.C.
TSJ Lincolnshire Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Tumbleweed Funding LLC	KS	100%	by Dayton Funding, LLC
UB The Film Limited	GBR	100%	by Fulwell 73 Limited
Ultimate Disco Cruise 19 LLC	DE	100%	by StarVista Live LLC
Ultralight Beam LLC	DE	100%	by A24 Films LLC
Umami Restaurant Group, LLC	DE	76.96%	by SBE Eats, LLC
Valence A24, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Circle Up, LLC	DE	100%	by Valence Media Group, LLC
Valence FW73, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Media Group, LLC	DE	99%	by Valence Media Partners, LLC
Valence Media Holdings, LLC	DE	100%	by Valence Media Group, LLC
Valence Media Partners, LLC	DE	38.31%	by Ridge Media Holdings, LLC
Valence Media, LLC	DE	100%	by Valence Media Holdings, LLC
Valence Zig Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Volare Acquisitions, Limited	IRL	49%	by Flexjet Limited
Volo Sicuro, LLC	DE	19.7%	by Eldridge VS, LLC
Volo Sicuro, LLC	DE	5.91%	by Epic Aero, Inc.
Wanamaker Portfolio Trust, LLC	KS	100%	by Monterra Asset Holdings, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
WBC, LLC	DE	100%	by MRC II Holdings, LP
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50%	by Galliard Developments Ltd
WFC-FT18 LLC	LA	100%	by Lifestyle Products Group LLC
Windy Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Yekaterina, Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.  As depositor of the separate accounts, FSBL might be deemed to control them.

Item 27.	Number of Contract Owners
As of February 28, 2019, there were 129 owners of Qualified Contracts and 242 owners of Non-Qualified Contracts issued under Variable Annuity Account A.
Item 28.	Indemnification
The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriters
(a)(1)	Security Distributors, LLC (“SDL”) acts as principal underwriter of the Contracts issued under Variable Annuity Account A, which includes AdvisorDesigns Variable Annuity.

(a)(2)	SDL also acts as principal underwriter for:
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

(a)(3)	In addition, SDL acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Universal Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)

Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
(a)(4)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President and Head of Distribution
	Tom Y. Wang	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	Kurt E. Auleta	Senior Vice President, Sales Operations
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Michael T. Maghini	Senior Vice President
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Paula K. Dell	Vice President
	Carmen R. Hill	Vice President and Assistant Secretary
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President and Secretary
	Donald A. Wiley	Vice President
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$9,472[1]	$0[2]	$0	N/A

1    FSBL pays commissions to selling broker-dealers through SDL.  This is the amount paid to SDL in connection with all Contracts sold through the Separate Account.  SDL passes through to the selling broker-dealers all such amounts.
2    A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is retained by FSBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 350 Park Avenue, 14th Floor, New York, New York 10022, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.	Management Services
All management contracts are discussed in Part A or Part B.
Item 32.	Undertakings
(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.
(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Security Benefit Life Insurance and Annuity Company of New York.

(e)
First Security Benefit Life Insurance and Annuity Company of New York represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 30th day of April 2019.
First Security Benefit Life Insurance and Annuity Company of New York (The Depositor) Variable Annuity Account A (The Registrant)
By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2019.
SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John P. Wohletz, Vice President and Chief Accounting Officer
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary, and Director
By:	*
Roger S. Offermann, Senior Vice President, Lead Actuary and Director
By:	*
Douglas G. Wolff, President and Director
By:	*
Joseph W. Wittrock, Senior Vice President, Chief Investment Officer and Director
By:	*
Stephen A. Crane, Director
By:	*
Stephen R. Herbert, Director
By:	*
Wayne S. Diviney, Director
By:	*
Katherine P. White, Director
*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(8)	(q)	Participation Agreement – Ivy

(10)	Consent of Independent Registered Public Accounting Firm